DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2025
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Emerging Markets Core Equity 2 Portfolio
U.S. Large Cap Equity Portfolio
DFA Commodity Strategy Portfolio
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Investment Grade Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA Selective State Municipal Bond Portfolio
DFA Short-Term Selective State Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio
Dimensional Retirement Income Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
EURIBOR	Euro Interbank Offered Rate
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
REIT	Real Estate Investment Trust
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
SOFR	Secured Overnight Financing Rate
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars
USD	United States Dollars

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ɏ	Represents 7 Day subsidized yield as of 7/31/25.

CONTINUED
^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of July 31, 2025.
∞	Rates reflect the effective yields at purchase date.
Δ	Zero Coupon Security.
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Emerging Markets Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Series	$5,636,952,475
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$5,636,952,475
Summary of the Portfolio's Master Fund's investments as of July 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Small Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Small Cap Series	$3,735,650,021
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,735,650,021
Summary of the Portfolio's Master Fund's investments as of July 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Dimensional Emerging Markets Value Fund	$11,959,797,633
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$11,959,797,633
Summary of the Portfolio's Master Fund's investments as of July 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.7%)
BRAZIL — (2.7%)
*	Allianca Saude e Participacoes SA	18,481	$16,172
	Allied Tecnologia SA	137,186	169,291
	Allos SA	1,706,264	6,493,466
*	Allpark Empreendimentos Participacoes e Servicos SA	71,405	38,511
	Alupar Investimento SA	936,528	4,933,892
#	Ambev SA (ABEV US), ADR	3,022,063	6,588,097
*	Ambipar Participacoes e Empreendimentos SA	18,840	440,286
	Anima Holding SA	1,802,879	1,171,966
	Armac Locacao Logistica E Servicos SA	137,000	86,611
	Auren Energia SA	1,144,317	1,894,405
*	Automob Participacoes SA	41,380	82,028
	B3 SA - Brasil Bolsa Balcao	5,894,621	13,242,909
	Banco Bradesco SA (BBDC3 BZ)	1,944,390	4,653,021
	Banco BTG Pactual SA	841,892	5,883,193
	Banco do Brasil SA	4,126,307	14,516,926
	Banco Santander Brasil SA	665,927	3,143,190
	BB Seguridade Participacoes SA	1,578,154	9,497,869
	Bemobi Mobile Tech SA	255,078	928,832
*	Blau Farmaceutica SA	138,447	305,350
	Boa Safra Sementes SA	64,117	118,626
	BR Advisory Partners Participacoes SA	4,200	11,663
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	402,218	1,477,552
*	Brava Energia	620,267	2,186,617
	BRF SA	5,512,534	19,738,427
	Brisanet Servicos de Telecomunicacoes SA	590,737	277,458
	C&A Modas SA	1,224,348	3,601,184
		Shares	Value»
BRAZIL — (Continued)
	Caixa Seguridade Participacoes SA	269,531	$663,292
	Camil Alimentos SA	756,666	613,489
	Centrais Eletricas Brasileiras SA	1,568,008	10,587,705
*	Cia Brasileira de Aluminio	805,427	673,161
*	Cia Brasileira de Distribuicao	2,024,695	1,272,768
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	806,780	15,605,244
	Cia de Saneamento de Minas Gerais Copasa MG	1,305,425	6,028,751
	Cia De Sanena Do Parana (SAPR11 BZ)	1,369,458	8,339,691
	Cia De Sanena Do Parana (SAPR3 BZ)	873,328	1,190,005
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	308,388	558,182
	Cia Energetica de Minas Gerais (CMIG3 BZ)	1,257,688	3,306,188
	Cia Paranaense de Energia - Copel	1,753,488	3,457,154
	Cia Siderurgica Nacional SA (CSNA3 BZ)	3,113,810	4,459,779
#	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	2,722,363	3,947,426
	Cogna Educacao SA	12,202,397	6,014,522
	Construtora Tenda SA	46,000	174,978
*	Cosan SA	1,226,502	1,298,882
	CPFL Energia SA	474,446	3,212,088
	Cruzeiro do Sul Educacional SA	916,175	829,532
	CSU Digital SA	215,633	681,224
	Cury Construtora e Incorporadora SA	768,620	4,041,070

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,834,683	$8,033,936
Ω	Desktop SA	383,970	563,658
	Dexco SA	3,088,908	3,116,738
*	Diagnosticos da America SA	167,757	37,149
	Dimed SA Distribuidora da Medicamentos	551,444	896,169
	Direcional Engenharia SA	532,359	3,706,847
*	EcoRodovias Infraestrutura e Logistica SA	1,353,225	1,628,834
	Embraer SA (EMBR3 BZ)	656,049	9,450,208
#	Embraer SA (ERJ US), Sponsored ADR	905,779	52,154,755
	Empreendimentos Pague Menos SA	1,458,724	1,023,794
	Energisa SA	1,102,659	8,991,331
*	Eneva SA	2,358,433	5,664,906
	Engie Brasil Energia SA	575,061	4,100,720
	Equatorial Energia SA	2,747,240	16,715,355
	Eternit SA	362,800	242,318
	Even Construtora e Incorporadora SA	826,719	1,026,100
	Ez Tec Empreendimentos e Participacoes SA	720,082	1,765,628
	Fleury SA	1,462,612	3,748,246
	Fras-Le SA	256,727	1,082,466
#	Gerdau SA, Sponsored ADR	2,486,838	7,361,042
Ω	GPS Participacoes e Empreendimentos SA	1,048,098	2,650,404
	Grendene SA	1,173,740	1,056,451
*	Grupo Casas Bahia SA	449,813	249,023
	Grupo Mateus SA	2,180,031	2,853,734
	Grupo SBF SA	815,748	1,601,034
	Guararapes Confeccoes SA	666,928	920,673
*Ω	Hapvida Participacoes e Investimentos SA	930,524	5,495,518
*	Hidrovias do Brasil SA	1,068,772	675,671
	Hospital Mater Dei SA	15,000	11,546
	Hypera SA	1,269,090	5,826,951
	Iochpe Maxion SA	898,657	2,339,906
		Shares	Value»
BRAZIL — (Continued)
	Irani Papel e Embalagem SA	585,746	$780,360
*	IRB-Brasil Resseguros SA	545,509	4,432,614
	Jalles Machado SA	902,487	547,983
*	JBS NV, BDR	1,361,635	18,697,237
	JHSF Participacoes SA	2,757,567	2,536,181
	JSL SA	419,265	391,595
	Kepler Weber SA	902,276	1,131,158
	Klabin SA	5,155,277	17,124,260
	Lavvi Empreendimentos Imobiliarios SA	363,254	795,979
	Localiza Rent a Car SA	717,701	4,438,568
	LOG Commercial Properties e Participacoes SA	212,777	799,117
*	Log-in Logistica Intermodal SA	246,000	1,120,708
	Lojas Quero-Quero SA	1,607,808	694,859
	Lojas Renner SA	5,960,772	17,319,563
Ω	LWSA SA	2,355,731	1,590,246
	M Dias Branco SA	337,520	1,465,316
	Magazine Luiza SA	1,459,346	1,839,966
	Mahle Metal Leve SA	75,800	387,017
	Marcopolo SA	914,768	1,086,374
	Marfrig Global Foods SA	1,321,685	5,027,527
	Melnick Even Desenvolvimento Imobiliario SA	334,106	196,303
	Mills Locacao Servicos e Logistica SA	1,248,913	2,509,179
*	Minerva SA	298,325	263,186
	Motiva Infraestrutura de Mobilidade SA	3,387,542	7,447,142
	Moura Dubeux Engenharia SA	371,393	1,499,620
	Movida Participacoes SA	1,595,698	1,766,808
*	MRV Engenharia e Participacoes SA	2,764,349	2,937,357
	Multiplan Empreendimentos Imobiliarios SA	607,925	2,746,739
*	Natura Cosmeticos SA	2,539,725	4,095,636
	Neoenergia SA	522,028	2,284,988
*	Oceanpact Servicos Maritimos SA	227,784	247,735
	Odontoprev SA	1,559,568	3,344,985

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Oncoclinicas do Brasil Servicos Medicos SA	363,909	$354,190
*	Orizon Valorizacao de Residuos SA	187,973	1,610,320
*	PBG SA	226,391	163,742
	Pet Center Comercio e Participacoes SA	850,269	601,310
	Petroleo Brasileiro SA - Petrobras	16,003,488	102,287,655
	Petroleo Brasileiro SA - Petrobras (PBR US), Sponsored ADR	297,124	3,785,360
	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	279,581	3,248,731
	Petroreconcavo SA	1,271,651	3,047,666
	Plano & Plano Desenvolvimento Imobiliario SA	285,500	662,821
	Porto Seguro SA	1,165,320	10,798,806
	Positivo Tecnologia SA	557,405	395,192
*	PRIO SA	3,045,920	22,949,588
	Profarma Distribuidora de Produtos Farmaceuticos SA	29,400	38,906
	Qualicorp Consultoria e Corretora de Seguros SA	1,015,061	295,479
	Raia Drogasil SA	3,977,882	9,568,996
Ω	Rede D'Or Sao Luiz SA	244,197	1,417,328
	Romi SA	403,022	574,353
	Rumo SA	734,564	2,169,762
	Santos Brasil Participacoes SA	2,688,054	6,696,673
	Sao Carlos Empreendimentos e Participacoes SA	33,200	109,687
	Sao Martinho SA	1,342,496	4,157,277
#	Sendas Distribuidora SA (ASAI US), ADR	112,571	945,596
	Sendas Distribuidora SA (ASAI3 BZ)	6,136,866	10,312,955
Ω	Ser Educacional SA	456,607	645,009
*	Serena Energia SA	690,768	1,461,831
	Simpar SA	2,003,944	1,535,288
	SLC Agricola SA	1,162,573	3,805,658
	Smartfit Escola de Ginastica e Danca SA	1,067,182	3,948,891
#	Suzano SA (SUZ US), Sponsored ADR	59,174	548,544
		Shares	Value»
BRAZIL — (Continued)
	Suzano SA (SUZB3 BZ)	2,400,104	$22,352,765
	SYN prop e tech SA	253,734	308,130
	Tegma Gestao Logistica SA	247,709	1,612,007
#	Telefonica Brasil SA (VIV US), ADR	78,887	885,112
	Telefonica Brasil SA (VIVT3 BZ)	1,052,320	5,916,017
	TIM SA	2,984,500	11,038,208
	TOTVS SA	695,360	5,415,551
	Transmissora Alianca de Energia Eletrica SA	1,334,922	7,952,960
	Tres Tentos Agroindustrial SA	377,234	918,234
	Trisul SA	493,079	546,833
	Tupy SA	535,522	1,540,706
#	Ultrapar Participacoes SA (UGP US), Sponsored ADR	12,552	38,409
	Ultrapar Participacoes SA (UGPA3 BZ)	2,700,243	8,279,803
	Unifique Telecomunicacoes SA	1,011,374	677,314
	Unipar Carbocloro SA	51,152	456,751
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	625,852	515,252
	Vale SA (VALE US), Sponsored ADR	1,040,592	9,916,842
	Vale SA (VALE3 BZ)	8,041,867	76,777,281
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	500,137	1,966,768
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,403,024	962,151
	Vibra Energia SA	5,178,016	19,613,312
	Vittia Fertilizantes E Biologicos SA	27,695	24,186
	Vivara Participacoes SA	418,100	1,898,028
	Vulcabras SA	617,334	2,074,850
	WEG SA	1,828,249	12,116,388
	Wilson Sons SA	612,227	1,935,230
	Wiz Co.	348,603	468,162
	XP, Inc., BDR	22,450	363,320
	YDUQS Participacoes SA	1,721,145	3,977,394

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Zamp SA	1,471,444	$917,099
TOTAL BRAZIL			844,592,767
CHILE — (0.4%)
	Aguas Andinas SA, Class A	10,576,394	3,480,844
	Banco de Chile (BCH US), ADR	320,986	8,769,341
	Banco de Chile (CHILE CI)	8,969,120	1,235,524
	Banco de Credito e Inversiones SA	160,011	6,350,361
	Banco Itau Chile SA	1,105	14,601
	Banco Santander Chile (BSAC US), ADR	286,880	6,601,108
	Besalco SA	2,741,825	2,311,612
	Bicecorp SA	4,605,128	1,265,380
	Camanchaca SA	49,415	2,608
*	CAP SA	493,298	2,348,289
	Cencosud SA	2,878,545	8,671,653
	Cencosud Shopping SA	520,429	1,016,662
	Cia Cervecerias Unidas SA (CCU CI)	148,539	878,488
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	75,722	888,219
	Cia Sud Americana de Vapores SA	41,954,612	2,120,140
	Colbun SA	23,505,751	3,479,667
	Cristalerias de Chile SA	59,157	167,905
	Embotelladora Andina SA, ADR, Class B	87,477	2,004,973
	Empresa Nacional de Telecomunicaciones SA	1,319,667	4,336,159
	Empresas CMPC SA	3,064,114	4,316,368
	Empresas Copec SA	744,239	4,927,108
*	Empresas Hites SA	1,338,816	136,262
	Enel Americas SA (ENELAM CI)	33,675,688	3,358,532
	Enel Chile SA (ENELCHIL CI)	45,932,753	2,942,197
	Enel Chile SA (ENIC US), ADR	24,772	78,775
	Engie Energia Chile SA	2,079,222	2,541,815
	Falabella SA	443,058	2,209,345
	Forus SA	455,509	967,303
	Grupo Security SA	103,018	28,352
	Instituto de Diagnostico SA	4,784	11,689
		Shares	Value»
CHILE — (Continued)
	Inversiones Aguas Metropolitanas SA	3,041,857	$2,595,779
	Inversiones La Construccion SA	231,285	2,560,612
	Latam Airlines Group SA	34,221,452	748,389
	Latam Airlines Group SA, ADR	965	41,871
*	Masisa SA	3,525,317	48,316
	Molibdenos y Metales SA	84,693	372,259
*	Multiexport Foods SA	3,567,240	890,847
	Parque Arauco SA	3,253,288	6,636,292
	PAZ Corp. SA	1,378,694	773,640
	Plaza SA	830,280	1,754,104
	Ripley Corp. SA	6,301,473	2,669,320
	Salfacorp SA	3,526,415	2,599,644
	Sigdo Koppers SA	1,861,026	2,455,511
	SMU SA	14,805,297	2,342,702
	Sociedad Matriz SAAM SA	25,942,048	3,147,368
#*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	233,523	8,581,970
*	Socovesa SA	1,574,885	111,727
	SONDA SA	3,883,000	1,293,442
	Vina Concha y Toro SA	2,992,642	3,199,688
TOTAL CHILE			120,284,761
CHINA — (26.8%)
	263 Network Communications Co. Ltd., Class A	250,700	208,800
	360 Security Technology, Inc., Class A	284,634	446,213
	361 Degrees International Ltd.	7,709,000	6,100,845
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	467,734	1,076,777
#Ω	3SBio, Inc.	13,806,500	55,815,177
*	5I5J Holding Group Co. Ltd., Class A	1,991,800	823,666
	AAC Technologies Holdings, Inc.	5,947,000	30,069,065
	ABA Chemicals Corp., Class A	55,100	67,282
	Accelink Technologies Co. Ltd., Class A	43,135	310,043
*	ADAMA Ltd., Class A	264,600	261,814
*	Addsino Co. Ltd., Class A	335,800	379,602

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Advanced Fiber Resources Zhuhai Ltd., Class A	8,200	$62,781
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	4,480	122,771
	Advanced Technology & Materials Co. Ltd., Class A	528,400	974,957
*	AECC Aero Science & Technology Co. Ltd., Class A	170,400	744,037
	AECC Aero-Engine Control Co. Ltd., Class A	366,687	1,073,895
	AECC Aviation Power Co. Ltd., Class A	103,572	609,535
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	397,211	725,014
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	289,500	696,419
#*	Agile Group Holdings Ltd.	11,990,465	723,807
*	Agora, Inc., ADR	123,472	475,367
	Agricultural Bank of China Ltd., Class H	65,020,460	42,595,947
	Aier Eye Hospital Group Co. Ltd., Class A	1,153,434	2,054,399
*	AIM Vaccine Co. Ltd.	99,400	58,587
*Ω	AInnovation Technology Group Co. Ltd.	604,900	471,655
*	Air China Ltd., Class H	6,708,000	4,468,929
	Aisino Corp., Class A	499,900	638,858
	Ajisen China Holdings Ltd.	4,413,000	499,421
Ω	AK Medical Holdings Ltd.	2,614,000	2,279,265
*Ω	Akeso, Inc.	124,000	2,417,883
	Alibaba Group Holding Ltd. (9988 HK)	23,663,867	355,780,673
	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	697,227	84,106,493
#Ω	A-Living Smart City Services Co. Ltd.	4,311,000	1,620,253
	All Winner Technology Co. Ltd., Class A	40,830	225,394
		Shares	Value»
CHINA — (Continued)
	Allmed Medical Products Co. Ltd., Class A	350,800	$451,815
*	Alpha Group, Class A	173,700	232,605
	Aluminum Corp. of China Ltd., Class H	22,100,000	17,467,097
*	Amlogic Shanghai Co. Ltd., Class A	25,848	258,681
	Amoy Diagnostics Co. Ltd., Class A	199,606	649,585
	Amrita Global Development Ltd.	1,972,000	150,726
	An Hui Wenergy Co. Ltd., Class A	414,139	409,120
	Andon Health Co. Ltd., Class A	72,900	392,734
*	ANE Cayman, Inc.	1,768,500	1,835,498
#*	Angang Steel Co. Ltd., Class H	11,033,908	3,154,707
	Angel Yeast Co. Ltd., Class A	190,400	907,794
#Ω	Angelalign Technology, Inc.	64,600	483,318
	Anhui Anfu Battery Technology Co. Ltd., Class A	106,562	409,334
	Anhui Anke Biotechnology Group Co. Ltd., Class A	401,600	676,239
	Anhui Conch Cement Co. Ltd., Class H	3,256,500	9,427,988
	Anhui Construction Engineering Group Co. Ltd., Class A	693,616	468,640
	Anhui Expressway Co. Ltd., Class H	2,510,000	3,916,646
*	Anhui Golden Seed Winery Co. Ltd., Class A	128,600	186,110
	Anhui Guangxin Agrochemical Co. Ltd., Class A	517,572	860,390
	Anhui Gujing Distillery Co. Ltd., Class A	75,502	1,444,567
*	Anhui Guofeng New Materials Co. Ltd., Class A	22,200	20,802
	Anhui Heli Co. Ltd., Class A	408,400	1,008,207
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	1,008,957	958,980

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	317,195	$790,219
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	548,700	445,267
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	89,100	611,771
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	1,286,280	1,086,775
	Anhui Jinhe Industrial Co. Ltd., Class A	210,782	657,042
	Anhui Kouzi Distillery Co. Ltd., Class A	180,428	833,327
*	Anhui Tatfook Technology Co. Ltd., Class A	465,600	786,771
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	495,948	594,201
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	606,400	746,004
	Anhui XDLK Microsystem Corp. Ltd., Class A	18,126	161,650
	Anhui Xinbo Aluminum Co. Ltd., Class A	106,540	253,104
	Anhui Xinhua Media Co. Ltd., Class A	369,800	348,226
	Anhui Yingjia Distillery Co. Ltd., Class A	140,521	800,329
	Anhui Yingliu Electromechanical Co. Ltd., Class A	175,720	637,868
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	911,000	2,220,702
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	64,897	1,347,612
	Anjoy Foods Group Co. Ltd., Class A	88,034	902,152
	Anker Innovations Technology Co. Ltd., Class A	91,130	1,564,611
	ANTA Sports Products Ltd.	4,878,200	55,992,390
	Anton Oilfield Services Group	21,156,000	3,796,327
		Shares	Value»
CHINA — (Continued)
*	Anyang Iron & Steel, Inc., Class A	424,900	$138,160
	Aoshikang Technology Co. Ltd., Class A	176,500	970,258
	Aotecar New Energy Technology Co. Ltd., Class A	1,618,700	644,747
*	Aowei Holdings Ltd.	187,000	7,369
	Apeloa Pharmaceutical Co. Ltd., Class A	400,000	891,646
*	ApicHope Pharmaceutical Group Co. Ltd.	208,590	2,236,119
	Appotronics Corp. Ltd., Class A	180,873	382,843
	APT Medical, Inc., Class A	24,684	974,414
	APT Satellite Holdings Ltd.	2,332,000	596,608
	Arcsoft Corp. Ltd., Class A	14,806	101,218
	Arctech Solar Holding Co. Ltd., Class A	136,268	935,130
*Ω	Arrail Group Ltd.	67,000	23,140
#*Ω	Ascletis Pharma, Inc.	929,000	1,262,149
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	246,500	1,097,716
*	Asia Cement China Holdings Corp.	3,848,000	1,283,168
#Ω	AsiaInfo Technologies Ltd.	1,446,800	2,088,294
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	429,000	620,851
*	ASR Microelectronics Co. Ltd., Class A	7,025	85,861
	Asymchem Laboratories Tianjin Co. Ltd., Class A	42,960	681,626
	Aurisco Pharmaceutical Co. Ltd., Class A	107,900	360,212
	Autel Intelligent Technology Corp. Ltd., Class A	131,948	636,315
	Autobio Diagnostics Co. Ltd., Class A	70,755	390,899
	Autohome, Inc., ADR	12,285	332,801
	Avary Holding Shenzhen Co. Ltd., Class A	478,631	3,507,957

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	AviChina Industry & Technology Co. Ltd., Class H	18,890,212	$11,165,867
	Avicopter PLC, Class A	143,400	788,048
	Bafang Electric Suzhou Co. Ltd., Class A	91,827	342,328
*	BAIC BluePark New Energy Technology Co. Ltd., Class A	44,500	50,079
*Ω	BAIC Motor Corp. Ltd., Class H	17,726,500	4,842,089
*	Baidu, Inc. (9888 HK), Class A	2,236,750	24,473,029
#*	Baidu, Inc. (BIDU US), Sponsored ADR	317,226	27,874,649
	Baimtec Material Co. Ltd., Class A	35,407	281,506
Ω	BAIOO Family Interactive Ltd.	8,160,000	675,005
#*Ω	Bairong, Inc.	595,500	663,611
	Baiyin Nonferrous Group Co. Ltd., Class A	1,710,100	751,824
	Bank of Beijing Co. Ltd., Class A	3,303,908	2,961,792
	Bank of Changsha Co. Ltd., Class A	1,177,447	1,615,991
	Bank of Chengdu Co. Ltd., Class A	1,314,600	3,373,050
	Bank of China Ltd., Class H	175,981,702	101,578,970
	Bank of Chongqing Co. Ltd., Class H	4,748,500	4,685,253
	Bank of Communications Co. Ltd., Class H	18,192,618	16,389,136
*	Bank of Gansu Co. Ltd., Class H	596,000	22,063
	Bank of Guiyang Co. Ltd., Class A	1,027,200	911,553
	Bank of Hangzhou Co. Ltd., Class A	1,007,359	2,245,558
	Bank of Jiangsu Co. Ltd., Class A	4,424,360	6,946,242
	Bank of Nanjing Co. Ltd., Class A	2,535,196	4,043,731
	Bank of Ningbo Co. Ltd., Class A	1,555,049	6,016,583
Ω	Bank of Qingdao Co. Ltd., Class H	1,518,000	778,597
	Bank of Shanghai Co. Ltd., Class A	2,128,012	3,025,212
	Bank of Suzhou Co. Ltd., Class A	1,134,859	1,346,275
		Shares	Value»
CHINA — (Continued)
	Bank of Tianjin Co. Ltd., Class H	258,500	$80,352
	Bank of Xi'an Co. Ltd., Class A	1,355,569	723,055
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	277,171	334,732
	Baoji Titanium Industry Co. Ltd., Class A	105,000	450,619
	Baoshan Iron & Steel Co. Ltd., Class A	4,977,937	5,075,015
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	939,200	672,267
*	Baotailong New Materials Co. Ltd., Class A	582,200	219,948
	Baowu Magnesium Technology Co. Ltd., Class A	580,463	984,414
	Baoxiniao Holding Co. Ltd., Class A	1,033,152	543,322
	Baoye Group Co. Ltd., Class H	1,540,440	850,834
*	Baozun, Inc. (9991 HK), Class A	21,000	21,089
*	Baozun, Inc. (BZUN US), Sponsored ADR	314,949	853,512
#	BBMG Corp., Class H	17,541,404	1,804,794
#*	Be Friends Holding Ltd.	1,684,000	218,724
	Bear Electric Appliance Co. Ltd., Class A	83,396	556,853
	Beauty Farm Medical & Health Industry, Inc.	49,500	170,654
	Befar Group Co. Ltd., Class A	1,117,900	680,762
	Beibuwan Port Co. Ltd., Class A	810,445	919,055
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	136,600	267,258
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	25,500	96,824
	Beijing Balance Medical Technology Co. Ltd., Class A	14,219	208,018

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing BDStar Navigation Co. Ltd., Class A	26,100	$109,267
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	78,862	333,037
*	Beijing Capital Development Co. Ltd., Class A	1,438,000	523,362
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	4,216,630	1,803,405
#*	Beijing Capital International Airport Co. Ltd., Class H	13,942,000	5,412,963
	Beijing Certificate Authority Co. Ltd., Class A	8,754	44,378
	Beijing Changjiu Logistics Corp., Class A	82,900	90,374
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	418,000	845,531
*	Beijing Compass Technology Development Co. Ltd., Class A	13,882	170,453
	Beijing Dabeinong Technology Group Co. Ltd., Class A	639,200	366,893
	Beijing Dahao Technology Corp. Ltd., Class A	184,980	353,563
	Beijing Easpring Material Technology Co. Ltd., Class A	151,000	861,679
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	26,000	82,320
	Beijing Energy International Holding Co. Ltd.	2,276,000	434,245
	Beijing Enterprises Holdings Ltd.	3,781,028	15,820,066
#	Beijing Enterprises Water Group Ltd.	29,236,469	10,005,465
	Beijing Fengjing Automotive Parts Co. Ltd.	1,118,700	541,734
	Beijing Gehua CATV Network Co. Ltd., Class A	1,093,000	1,310,001
		Shares	Value»
CHINA — (Continued)
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	960,228	$833,845
*	Beijing Haixin Energy Technology Co. Ltd., Class A	1,382,656	650,238
	Beijing Haohua Energy Resource Co. Ltd., Class A	1,196,720	1,209,813
*	Beijing Health Holdings Ltd.	13,284,000	150,789
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	18,987	375,107
*	Beijing Jetsen Technology Co. Ltd., Class A	1,474,891	1,172,439
#	Beijing Jingneng Clean Energy Co. Ltd., Class H	7,352,000	2,225,066
*	Beijing Jingyuntong Technology Co. Ltd., Class A	1,246,970	638,078
	Beijing Kingsoft Office Software, Inc., Class A	6,724	291,945
*	Beijing Leike Defense Technology Co. Ltd., Class A	613,000	506,434
	Beijing New Building Materials PLC, Class A	385,379	1,395,881
*	Beijing North Star Co. Ltd., Class H	4,896,000	542,893
	Beijing Oriental Jicheng Co. Ltd., Class A	83,200	329,857
	Beijing Originwater Technology Co. Ltd., Class A	664,873	426,895
*	Beijing Philisense Technology Co. Ltd., Class A	709,200	535,466
*	Beijing Relpow Technology Co. Ltd., Class A	161,142	384,706
	Beijing Roborock Technology Co. Ltd., Class A	43,978	1,055,317
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	167,814	426,672

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Sanyuan Foods Co. Ltd., Class A	977,900	$629,535
*	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	22,886	47,887
	Beijing Shiji Information Technology Co. Ltd., Class A	165,909	236,319
	Beijing Shougang Co. Ltd., Class A	1,391,400	807,821
	Beijing Shunxin Agriculture Co. Ltd., Class A	271,100	592,118
	Beijing Sifang Automation Co. Ltd., Class A	137,800	324,138
	Beijing Sinnet Technology Co. Ltd., Class A	563,510	1,136,537
*	Beijing Sinohytec Co. Ltd., Class H	55,640	174,711
	Beijing SL Pharmaceutical Co. Ltd., Class A	576,065	674,983
*	Beijing Sojo Electric Co. Ltd., Class A	131,300	131,875
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	984,245	549,307
	Beijing Strong Biotechnologies, Inc., Class A	358,705	729,936
*	Beijing SuperMap Software Co. Ltd., Class A	150,100	337,784
*	Beijing Teamsun Technology Co. Ltd., Class A	331,680	502,713
*	Beijing Thunisoft Corp. Ltd., Class A	495,900	587,936
	Beijing Tiantan Biological Products Corp. Ltd., Class A	278,844	775,802
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,825,000	2,121,007
	Beijing Tong Ren Tang Co. Ltd., Class A	161,472	807,533
	Beijing Tricolor Technology Co. Ltd., Class A	92,100	770,793
#*	Beijing UBOX Online Technology Corp.	71,000	28,080
		Shares	Value»
CHINA — (Continued)
	Beijing Ultrapower Software Co. Ltd., Class A	652,700	$1,141,118
	Beijing United Information Technology Co. Ltd., Class A	334,774	1,103,742
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	1,744,000	305,646
	Beijing Wandong Medical Technology Co. Ltd., Class A	113,000	274,208
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	20,598	167,355
*	Beijing Watertek Information Technology Co. Ltd., Class A	862,743	574,862
	Beijing Yanjing Brewery Co. Ltd., Class A	768,500	1,326,379
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	90,507	689,161
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	451,405	828,235
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,539,352	4,901,858
*	Beiqi Foton Motor Co. Ltd., Class A	3,112,600	1,161,515
*	Bengang Steel Plates Co. Ltd., Class A	657,918	346,679
*	BeOne Medicines Ltd.	243,900	5,544,923
#*	BeOne Medicines Ltd. (BGNE US), ADR	9,891	2,978,477
	Best Pacific International Holdings Ltd.	1,492,000	547,262
	Bestore Co. Ltd., Class A	227,252	403,393
*	Bestway Marine & Energy Technology Co. Ltd., Class A	839,200	806,522
	Bethel Automotive Safety Systems Co. Ltd., Class A	98,700	644,294

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Betta Pharmaceuticals Co. Ltd., Class A	58,656	$523,634
	Beyondsoft Corp., Class A	221,300	444,722
*	BGI Genomics Co. Ltd., Class A	91,500	675,734
	Biem.L.Fdlkk Garment Co. Ltd., Class A	424,400	950,831
#*	Bilibili, Inc., Sponsored ADR	51,855	1,183,331
*	Bilibili, Inc., Class Z	407,200	9,316,357
	Binhai Investment Co. Ltd.	1,401,053	188,252
	Binjiang Service Group Co. Ltd.	414,500	1,260,149
*	Biocytogen Pharmaceuticals Beijing Co. Ltd., Class H	29,000	93,783
*	Biwin Storage Technology Co. Ltd., Class A	22,622	198,843
	Black Peony Group Co. Ltd., Class A	586,282	437,533
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	36,370	261,844
#Ω	Blue Moon Group Holdings Ltd.	2,077,000	1,000,904
*	Blue Sail Medical Co. Ltd., Class A	562,828	497,873
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	174,020	167,531
	Bluestar Adisseo Co., Class A	266,700	367,081
Ω	BOC Aviation Ltd.	1,428,500	12,977,870
	BOC International China Co. Ltd., Class A	334,200	706,276
*	BOE HC SemiTek Corp.	581,200	599,369
	BOE Technology Group Co. Ltd., Class A	9,193,679	5,155,757
	BOE Varitronix Ltd.	2,264,000	1,706,592
*	Bohai Leasing Co. Ltd., Class A	1,919,585	928,234
	Bomin Electronics Co. Ltd., Class A	242,500	351,551
	Bosideng International Holdings Ltd.	24,510,157	13,987,850
		Shares	Value»
CHINA — (Continued)
	BOTH Engineering Technology Co. Ltd., Class A	225,400	$381,816
#	Boyaa Interactive International Ltd.	1,079,000	1,032,432
	Bright Dairy & Food Co. Ltd., Class A	1,014,969	1,202,983
*	Brii Biosciences Ltd.	186,500	47,719
#	Brilliance China Automotive Holdings Ltd.	20,104,000	8,019,388
	Bros Eastern Co. Ltd., Class A	606,200	444,336
*	B-Soft Co. Ltd., Class A	466,615	374,523
	BTG Hotels Group Co. Ltd., Class A	517,771	1,000,004
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	583,055	819,805
#	BYD Co. Ltd., Class H	6,044,400	88,253,371
#	BYD Electronic International Co. Ltd.	5,605,222	23,323,300
	By-health Co. Ltd., Class A	348,629	568,797
*	C C Land Holdings Ltd.	13,761,530	2,097,788
	C&D International Investment Group Ltd.	4,227,325	8,528,429
	C&D Property Management Group Co. Ltd.	1,623,000	588,614
*	C&S Paper Co. Ltd., Class A	624,190	655,459
	Caitong Securities Co. Ltd., Class A	800,190	898,650
*Ω	CALB Group Co. Ltd.	175,400	438,548
	Camel Group Co. Ltd., Class A	968,500	1,221,915
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	1,000,468	508,228
	Canmax Technologies Co. Ltd., Class A	285,780	789,983
	Canny Elevator Co. Ltd., Class A	538,800	547,552
*Ω	CanSino Biologics, Inc., Class H	47,800	271,335
*	Capital Environment Holdings Ltd.	13,364,000	155,373
	Castech, Inc., Class A	179,157	972,910

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Cathay Biotech, Inc., Class A	46,659	$311,316
Ω	Cathay Group Holdings, Inc.	514,000	115,043
	CCCC Design & Consulting Group Co. Ltd., Class A	624,800	702,306
	CCS Supply Chain Management Co. Ltd., Class A	615,600	384,336
*††	CECEP COSTIN New Materials Group Ltd.	2,583,000	0
	CECEP Solar Energy Co. Ltd., Class A	1,393,500	874,569
	CECEP Wind-Power Corp., Class A	2,027,790	845,089
	Center International Group Co. Ltd., Class A	194,400	278,125
	Central China Land Media Co. Ltd., Class A	379,543	676,619
*††	Central China Management Co. Ltd.	6,510,074	16,586
	Central China New Life Ltd.	2,033,000	301,374
#	Central China Securities Co. Ltd., Class H	5,955,000	2,077,866
*	CETC Chips Technology, Inc., Class A	132,200	227,406
	CETC Cyberspace Security Technology Co. Ltd., Class A	104,700	265,048
	CETC Digital Technology Co. Ltd., Class A	138,905	491,510
	CETC Potevio Science&Technology Co. Ltd., Class A	37,200	118,881
#	CGN Mining Co. Ltd.	4,160,000	1,067,437
#	CGN New Energy Holdings Co. Ltd.	13,598,000	4,227,679
*	CGN Nuclear Technology Development Co. Ltd., Class A	518,900	561,991
Ω	CGN Power Co. Ltd., Class H	24,536,000	9,217,491
	Changbai Mountain Tourism Co. Ltd., Class A	396,900	2,029,233
		Shares	Value»
CHINA — (Continued)
	Changchun Faway Automobile Components Co. Ltd., Class A	516,810	$733,055
*	Changchun High-Tech Industry Group Co. Ltd., Class A	57,018	833,930
	Changchun UP Optotech Co. Ltd., Class A	63,500	418,750
	Changhong Meiling Co. Ltd., Class A	751,700	757,799
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	715,725	325,000
	Changjiang Publishing & Media Co. Ltd., Class A	1,061,200	1,389,251
	Changjiang Securities Co. Ltd., Class A	1,004,899	1,026,976
	Changshu Fengfan Power Equipment Co. Ltd., Class A	526,650	339,288
*	ChangYuan Technology Group Ltd., Class A	433,400	189,801
	Changzheng Engineering Technology Co. Ltd., Class A	252,000	597,490
	Changzhou Qianhong Biopharma Co. Ltd., Class A	651,000	1,006,480
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	53,720	883,909
*	Chanjet Information Technology Co. Ltd., Class H	50,100	52,067
	Chaoju Eye Care Holdings Ltd.	931,500	351,860
	Chaowei Power Holdings Ltd.	4,341,000	756,121
	Chaozhou Three-Circle Group Co. Ltd., Class A	150,173	689,451
Ω	Cheerwin Group Ltd.	616,500	214,738
*	Chen Lin Education Group Holdings Ltd.	638,000	113,065
	Cheng De Lolo Co. Ltd., Class A	708,900	860,987

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Chengdu ALD Aviation Manufacturing Corp., Class A	49,720	$165,217
	Chengdu B-Ray Media Co. Ltd., Class A	378,300	275,812
	Chengdu CORPRO Technology Co. Ltd., Class A	18,500	55,150
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	249,430	413,723
	Chengdu Galaxy Magnets Co. Ltd., Class A	60,900	247,113
	Chengdu Guibao Science & Technology Co. Ltd., Class A	187,200	544,557
	Chengdu Haoneng Technology Co. Ltd., Class A	158,191	330,057
	Chengdu Hi-tech Development Co. Ltd., Class A	59,400	375,841
	Chengdu Hongqi Chain Co. Ltd., Class A	1,038,600	878,591
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	293,841	1,671,394
	Chengdu Kanghua Biological Products Co. Ltd., Class A	84,825	912,214
	Chengdu Leejun Industrial Co. Ltd., Class A	511,700	866,510
	Chengdu Spaceon Electronics Co. Ltd., Class A	70,548	155,578
	Chengdu Wintrue Holding Co. Ltd., Class A	602,800	881,239
	Chengdu Xingrong Environment Co. Ltd., Class A	686,192	677,415
	Chengtun Mining Group Co. Ltd., Class A	520,300	543,866
	Chenguang Biotech Group Co. Ltd., Class A	228,946	418,392
		Shares	Value»
CHINA — (Continued)
*	Chengxin Lithium Group Co. Ltd., Class A	420,200	$905,209
	Chengzhi Co. Ltd., Class A	479,000	515,971
	Chervon Holdings Ltd.	185,500	424,949
	Chifeng Jilong Gold Mining Co. Ltd., Class A	540,200	1,718,093
*††	Chiho Environmental Group Ltd.	602,000	24,540
*	China Aerospace International Holdings Ltd.	12,782,600	778,651
	China Aircraft Leasing Group Holdings Ltd.	1,894,500	1,093,788
*	China Anchu Energy Storage Group Ltd.	946,000	45,244
	China Animal Husbandry Industry Co. Ltd., Class A	599,701	635,562
	China Automotive Engineering Research Institute Co. Ltd., Class A	415,200	1,119,691
	China Baoan Group Co. Ltd., Class A	719,012	907,261
	China Bester Group Telecom Co. Ltd., Class A	40,690	123,058
	China BlueChemical Ltd., Class H	13,925,122	3,840,884
*Ω	China Bohai Bank Co. Ltd., Class H	8,031,000	1,053,938
*	China Boton Group Co. Ltd.	172,000	42,119
	China CAMC Engineering Co. Ltd., Class A	670,993	791,537
	China Chengtong Development Group Ltd.	546,000	16,059
#	China Chunlai Education Group Co. Ltd.	735,000	417,574
	China Cinda Asset Management Co. Ltd., Class H	74,505,000	13,456,296
	China CITIC Bank Corp. Ltd., Class H	28,167,607	26,171,127
*Ω	China CITIC Financial Asset Management Co. Ltd., Class H	15,520,000	2,409,932

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Coal Energy Co. Ltd., Class H	11,418,168	$14,029,590
	China Coal Xinji Energy Co. Ltd., Class A	848,100	759,746
*††	China Common Rich Renewable Energy Investments Ltd.	37,310,000	0
	China Communications Services Corp. Ltd., Class H	18,417,327	10,726,967
	China Conch Environment Protection Holdings Ltd.	10,016,000	848,901
	China Conch Venture Holdings Ltd.	10,350,500	12,647,392
	China Construction Bank Corp., Class H	186,235,302	190,482,060
	China CSSC Holdings Ltd., Class A	181,178	863,446
	China CYTS Tours Holding Co. Ltd., Class A	514,300	703,669
	China Datang Corp. Renewable Power Co. Ltd., Class H	14,456,000	4,234,663
	China Design Group Co. Ltd., Class A	677,445	790,015
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	13,476,000	2,874,201
	China Dongxiang Group Co. Ltd.	17,900,888	1,038,749
#Ω	China East Education Holdings Ltd.	4,307,500	4,460,056
#*	China Eastern Airlines Corp. Ltd., Class H	7,102,000	2,558,846
	China Education Group Holdings Ltd.	8,431,012	2,973,487
	China Electronics Huada Technology Co. Ltd.	5,610,000	1,032,411
*	China Electronics Optics Valley Union Holding Co. Ltd.	6,460,000	213,331
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	7,276,000	1,201,887
		Shares	Value»
CHINA — (Continued)
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	7,215,075	$2,595,127
*	China Enterprise Co. Ltd., Class A	1,069,001	433,321
	China Everbright Bank Co. Ltd., Class H	7,280,000	3,420,979
	China Everbright Environment Group Ltd.	17,391,777	9,307,917
Ω	China Everbright Greentech Ltd.	1,282,000	148,320
#	China Everbright Ltd.	6,680,896	6,821,298
*	China Express Airlines Co. Ltd., Class A	627,600	724,873
Ω	China Feihe Ltd.	29,132,000	17,319,004
	China Film Group Co. Ltd., Class A	386,900	713,442
*	China First Heavy Industries Co. Ltd., Class A	1,603,900	640,832
	China Foods Ltd.	8,514,000	3,545,236
	China Galaxy Securities Co. Ltd., Class H	13,405,000	18,115,657
	China Gas Holdings Ltd.	20,267,348	21,288,789
#*	China Glass Holdings Ltd.	3,692,000	162,226
#	China Gold International Resources Corp. Ltd. (2099 HK)	1,621,900	13,943,419
	China Great Wall Securities Co. Ltd., Class A	583,600	713,778
*	China Greatwall Technology Group Co. Ltd., Class A	198,200	414,909
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	617,905	740,722
	China Haisum Engineering Co. Ltd., Class A	157,400	229,307
	China Hanking Holdings Ltd.	4,987,000	1,449,121
*	China Harmony Auto Holding Ltd.	5,879,000	956,938
*	China Harzone Industry Corp. Ltd., Class A	187,900	326,799

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China High Speed Railway Technology Co. Ltd., Class A	1,255,792	$482,166
#*	China High Speed Transmission Equipment Group Co. Ltd.	3,938,000	696,073
#	China Hongqiao Group Ltd.	15,098,000	39,826,949
#††	China Huiyuan Juice Group Ltd.	2,951,846	131,837
Ω	China International Capital Corp. Ltd., Class H	4,155,600	10,552,055
	China International Marine Containers Group Co. Ltd., Class H	5,619,740	6,035,669
	China Isotope & Radiation Corp.	301,800	629,001
	China Jinmao Holdings Group Ltd.	39,730,043	7,229,107
	China Jushi Co. Ltd., Class A	858,407	1,475,802
	China Kepei Education Group Ltd.	3,464,000	679,665
	China Kings Resources Group Co. Ltd., Class A	189,770	414,667
	China Leadshine Technology Co. Ltd., Class A	119,900	744,687
	China Lesso Group Holdings Ltd.	9,480,000	5,640,523
	China Life Insurance Co. Ltd., Class H	5,744,000	16,592,173
#	China Lilang Ltd.	3,609,000	1,703,939
*Ω	China Literature Ltd.	1,809,000	7,109,149
*	China Longevity Group Co. Ltd.	893,399	1,138
	China Longyuan Power Group Corp. Ltd., Class H	7,481,000	6,745,927
*	China Maple Leaf Educational Systems Ltd.	12,386,000	581,828
#	China Medical System Holdings Ltd.	9,950,800	16,895,513
	China Meheco Group Co. Ltd., Class A	528,901	810,294
#	China Meidong Auto Holdings Ltd.	4,972,000	1,315,110
	China Mengniu Dairy Co. Ltd.	13,435,000	27,958,440
		Shares	Value»
CHINA — (Continued)
	China Merchants Bank Co. Ltd., Class H	15,816,646	$102,636,471
	China Merchants Energy Shipping Co. Ltd., Class A	2,507,196	2,107,625
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	249,300	388,580
*	China Merchants Land Ltd.	12,962,000	444,562
	China Merchants Port Holdings Co. Ltd.	9,293,122	18,271,997
	China Merchants Property Operation & Service Co. Ltd., Class A	821,900	1,410,924
#Ω	China Merchants Securities Co. Ltd., Class H	1,170,860	2,420,430
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	715,204	864,034
#*††	China Metal Recycling Holdings Ltd.	1,955,133	0
	China Minsheng Banking Corp. Ltd., Class H	15,286,460	9,200,745
#	China Modern Dairy Holdings Ltd.	23,804,000	3,594,844
	China National Accord Medicines Corp. Ltd., Class A	203,529	719,772
	China National Building Material Co. Ltd., Class H	17,948,616	10,678,425
	China National Chemical Engineering Co. Ltd., Class A	1,312,300	1,455,434
	China National Electric Apparatus Research Institute Co. Ltd., Class A	109,955	385,096
	China National Gold Group Gold Jewellery Co. Ltd., Class A	679,583	770,999
	China National Medicines Corp. Ltd., Class A	216,482	884,913

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China National Nuclear Power Co. Ltd., Class A	4,248,021	$5,425,128
*	China National Software & Service Co. Ltd., Class A	18,000	118,133
Ω	China New Higher Education Group Ltd.	9,898,457	1,372,359
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	899,800	737,516
	China Nonferrous Mining Corp. Ltd.	12,502,000	12,146,829
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	382,818	1,994,337
*	China Nuclear Energy Technology Corp. Ltd.	1,180,000	72,693
*	China Oil & Gas Group Ltd.	33,760,000	683,393
	China Oilfield Services Ltd., Class H	12,854,000	11,416,007
	China Oriental Group Co. Ltd.	8,554,000	2,054,457
	China Overseas Grand Oceans Group Ltd.	13,139,450	3,242,843
	China Overseas Land & Investment Ltd.	10,547,533	18,241,948
	China Overseas Property Holdings Ltd.	9,261,344	6,356,545
	China Pacific Insurance Group Co. Ltd., Class H	9,297,465	37,444,760
	China Petroleum & Chemical Corp., Class H	76,532,400	44,910,918
	China Petroleum Engineering Corp., Class A	621,600	296,530
#	China Power International Development Ltd.	22,822,600	8,946,352
*††	China Properties Investment Holdings Ltd.	397,000	0
	China Publishing & Media Co. Ltd., Class A	809,193	757,006
		Shares	Value»
CHINA — (Continued)
	China Qinfa Group Ltd.	1,128,000	$258,515
	China Railway Group Ltd., Class H	11,139,000	5,604,380
	China Railway Hi-tech Industry Co. Ltd., Class A	780,700	984,383
	China Railway Materials Co. Ltd., Class A	1,513,500	560,772
Ω	China Railway Signal & Communication Corp. Ltd., Class H	6,634,000	2,900,174
	China Railway Tielong Container Logistics Co. Ltd., Class A	1,063,200	843,122
*	China Rare Earth Holdings Ltd.	9,802,399	874,099
*	China Rare Earth Resources & Technology Co. Ltd., Class A	23,500	138,180
	China Reinsurance Group Corp., Class H	29,760,000	5,165,828
*Ω	China Renaissance Holdings Ltd.	232,200	172,195
	China Resource & Environment Co. Ltd., Class A	597,000	368,499
	China Resources Beer Holdings Co. Ltd.	8,577,661	28,519,786
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	196,700	736,840
	China Resources Building Materials Technology Holdings Ltd.	18,252,946	4,451,921
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	379,554	1,114,684
	China Resources Gas Group Ltd.	6,524,800	16,516,255
	China Resources Land Ltd.	14,160,110	51,924,660
#	China Resources Medical Holdings Co. Ltd.	7,900,000	4,468,612
	China Resources Microelectronics Ltd., Class A	48,115	310,876

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	China Resources Mixc Lifestyle Services Ltd.	2,217,800	$10,299,163
Ω	China Resources Pharmaceutical Group Ltd.	13,015,500	9,089,032
	China Resources Power Holdings Co. Ltd.	6,312,820	15,643,726
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	418,418	1,820,056
#	China Risun Group Ltd.	9,187,000	2,766,923
*	China Ruifeng Renewable Energy Holdings Ltd.	652,400	33,126
#*	China Ruyi Holdings Ltd.	23,744,000	9,492,364
#*	China Sanjiang Fine Chemicals Co. Ltd.	6,240,000	1,398,076
	China Science Publishing & Media Ltd., Class A	45,500	124,809
*	China Shanshui Cement Group Ltd.	80,000	7,016
*Ω	China Shengmu Organic Milk Ltd.	6,267,000	243,651
#	China Shenhua Energy Co. Ltd., Class H	11,838,000	51,307,650
	China Shineway Pharmaceutical Group Ltd.	2,688,000	2,863,124
*	China Silver Group Ltd.	198,000	10,687
	China South Publishing & Media Group Co. Ltd., Class A	411,834	735,042
#*	China Southern Airlines Co. Ltd., Class H	8,720,000	4,012,997
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	804,519	516,096
	China Southern Power Grid Technology Co. Ltd., Class A	43,731	200,669
	China Starch Holdings Ltd.	20,505,000	554,554
		Shares	Value»
CHINA — (Continued)
	China State Construction Development Holdings Ltd.	3,842,000	$744,197
	China State Construction Engineering Corp. Ltd., Class A	7,859,092	6,176,351
	China State Construction International Holdings Ltd.	15,964,000	24,456,704
#*	China Sunshine Paper Holdings Co. Ltd.	5,651,500	1,387,720
	China Suntien Green Energy Corp. Ltd., Class H	10,087,000	5,388,609
	China Taiping Insurance Holdings Co. Ltd.	13,891,130	30,866,130
	China Testing & Certification International Group Co. Ltd., Class A	417,388	406,158
	China Tianying, Inc., Class A	1,082,656	644,753
	China Tobacco International HK Co. Ltd.	1,406,000	5,889,041
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	194,700	1,406,880
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	62,517	563,448
Ω	China Tower Corp. Ltd., Class H	24,002,500	33,587,056
*	China Traditional Chinese Medicine Holdings Co. Ltd.	22,278,000	6,360,136
*	China TransInfo Technology Co. Ltd., Class A	418,842	620,137
#	China Travel International Investment Hong Kong Ltd.	15,643,892	3,678,515
	China Tungsten & Hightech Materials Co. Ltd., Class A	754,160	1,685,577
*	China Union Holdings Ltd., Class A	649,800	328,612
*	China Vanke Co. Ltd., Class H	8,521,976	5,407,072

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Vered Financial Holding Corp. Ltd.	1,965,500	$262,280
	China Wafer Level CSP Co. Ltd., Class A	52,094	204,844
#	China Water Affairs Group Ltd.	5,352,000	4,199,500
	China West Construction Group Co. Ltd., Class A	716,700	640,509
	China World Trade Center Co. Ltd., Class A	243,400	690,292
	China XD Electric Co. Ltd., Class A	1,033,500	940,161
	China XLX Fertiliser Ltd.	5,425,000	4,524,257
	China Yangtze Power Co. Ltd., Class A	2,583,803	10,004,057
#	China Yongda Automobiles Services Holdings Ltd.	8,983,000	2,558,931
#*Ω	China Youran Dairy Group Ltd.	3,335,000	1,568,544
*Ω	China Yuhua Education Corp. Ltd.	16,216,000	1,089,137
	China Zhenhua Group Science & Technology Co. Ltd., Class A	105,500	695,982
	China Zheshang Bank Co. Ltd., Class H	4,538,599	1,594,900
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	262,500	280,620
	Chinasoft International Ltd.	18,842,000	13,611,005
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	481,672	668,053
	Chongqing Brewery Co. Ltd., Class A	109,300	838,751
	Chongqing Changan Automobile Co. Ltd., Class A	1,873,998	3,343,735
	Chongqing Chuanyi Automation Co. Ltd., Class A	278,349	777,995
	Chongqing Department Store Co. Ltd., Class A	244,221	990,630
		Shares	Value»
CHINA — (Continued)
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	621,385	$786,898
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	452,930	823,573
	Chongqing Gas Group Corp. Ltd., Class A	759,500	599,256
	Chongqing Machinery & Electric Co. Ltd., Class H	3,385,962	603,958
	Chongqing Pharscin Pharmaceutical Co. Ltd., Class A	21,400	55,816
	Chongqing Port Co. Ltd., Class A	1,174,600	910,369
	Chongqing Road & Bridge Co. Ltd., Class A	446,500	399,174
	Chongqing Rural Commercial Bank Co. Ltd., Class H	16,086,000	12,758,464
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	1,263,600	1,487,483
	Chongqing Taiji Industry Group Co. Ltd., Class A	246,900	828,468
	Chongqing Zhifei Biological Products Co. Ltd., Class A	143,217	476,729
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	90,702	294,675
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	750,100	955,838
#	Chow Tai Fook Jewellery Group Ltd.	2,750,000	4,592,750
	Chow Tai Seng Jewellery Co. Ltd., Class A	524,089	943,070
	CIG Shanghai Co. Ltd., Class A	55,000	413,546
	CIMC Enric Holdings Ltd.	5,994,000	5,113,979
	Cisen Pharmaceutical Co. Ltd., Class A	335,600	1,397,685
*	CITIC Heavy Industries Co. Ltd., Class A	672,000	433,811
	CITIC Ltd.	14,587,567	21,883,876
	CITIC Resources Holdings Ltd.	21,218,000	1,091,876

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CITIC Securities Co. Ltd., Class H	4,231,650	$14,868,294
	City Development Environment Co. Ltd., Class A	506,640	973,701
#*	Citychamp Watch & Jewellery Group Ltd.	9,594,000	462,092
*	ClouDr Group Ltd.	209,500	39,823
#*	CMGE Technology Group Ltd.	9,486,000	615,020
	CMOC Group Ltd., Class H	17,772,000	20,173,581
	CMST Development Co. Ltd., Class A	1,217,100	994,710
*	CNFinance Holdings Ltd., ADR	17,604	12,759
	CNGR Advanced Material Co. Ltd., Class A	188,999	883,744
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	848,073	492,859
*	CNNC International Ltd.	95,000	44,877
	CNOOC Energy Technology & Services Ltd., Class A	2,600,600	1,464,620
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	706,190	769,707
*	COFCO Biotechnology Co. Ltd., Class A	800,915	651,069
	COFCO Capital Holdings Co. Ltd., Class A	235,700	400,215
#*	COFCO Joycome Foods Ltd.	20,619,000	4,579,493
	COFCO Sugar Holding Co. Ltd., Class A	780,453	1,061,300
	Cofoe Medical Technology Co. Ltd., Class A	91,950	470,979
*	COL Group Co. Ltd., Class A	32,800	121,469
*	Comba Telecom Systems Holdings Ltd.	11,708,000	2,749,622
	Concord New Energy Group Ltd.	53,715,909	2,844,432
	Consun Pharmaceutical Group Ltd.	3,334,000	5,847,880
		Shares	Value»
CHINA — (Continued)
	Contec Medical Systems Co. Ltd., Class A	66,800	$191,948
	Contemporary Amperex Technology Co. Ltd., Class A	923,820	33,822,685
	Continental Aerospace Technologies Holding Ltd.	17,366,207	317,344
#	COSCO SHIPPING Development Co. Ltd., Class H	25,500,300	3,797,131
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	8,722,000	7,084,803
#	COSCO SHIPPING Holdings Co. Ltd., Class H	14,681,349	26,836,627
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,626,000	2,658,962
	COSCO SHIPPING Ports Ltd.	10,177,811	7,127,163
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	1,005,900	933,615
*	COSCO SHIPPING Technology Co. Ltd., Class A	122,000	383,169
	Cosonic Intelligent Technologies Co. Ltd., Class A	145,300	349,282
	CQ Pharmaceutical Holding Co. Ltd., Class A	1,145,354	840,313
*	Crazy Sports Group Ltd.	16,280,600	188,210
	CRRC Corp. Ltd., Class H	10,236,000	7,093,114
	Crystal Clear Electronic Material Co. Ltd., Class A	255,766	371,925
Ω	CSC Financial Co. Ltd., Class H	972,000	1,553,597
	CSG Holding Co. Ltd., Class A	1,257,696	834,766
*	CSG Smart Science&Technology Co. Ltd., Class A	253,900	362,978
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	105,257	787,350
	CSPC Pharmaceutical Group Ltd.	64,882,400	81,543,837

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CSSC Hong Kong Shipping Co. Ltd.	11,548,000	$3,189,494
	CSSC Science & Technology Co. Ltd., Class A	235,800	412,822
	CTS International Logistics Corp. Ltd., Class A	1,080,550	942,409
*	CWT International Ltd.	23,990,000	599,472
*	Cybrid Technologies, Inc., Class A	117,700	183,163
*	Daan Gene Co. Ltd., Class A	786,280	759,500
	Dajin Heavy Industry Co. Ltd., Class A	267,400	1,185,068
	Dalian Bio-Chem Co. Ltd., Class A	118,540	322,822
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	1,594,163	1,372,355
#*	Dalipal Holdings Ltd.	1,812,000	1,248,851
#*	Damai Entertainment Holdings Ltd.	87,520,000	12,328,658
	Daphne International Holdings Ltd.	130,000	8,790
	Daqin Railway Co. Ltd., Class A	2,784,238	2,528,981
	Dashang Co. Ltd., Class A	293,672	796,846
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	362,856	871,955
#	Datang International Power Generation Co. Ltd., Class H	12,070,000	3,042,733
*	Datang Telecom Technology Co. Ltd., Class A	244,900	287,358
	Dawnrays Pharmaceutical Holdings Ltd.	5,718,982	1,004,000
	Dazhong Transportation Group Co. Ltd., Class A	576,400	498,346
*	DBAPP Security Ltd., Class A	2,558	21,215
	DBG Technology Co. Ltd., Class A	150,256	573,083
	DeHua TB New Decoration Materials Co. Ltd., Class A	542,283	752,048
		Shares	Value»
CHINA — (Continued)
	Deppon Logistics Co. Ltd., Class A	455,000	$982,872
*	Dezhan Healthcare Co. Ltd., Class A	1,061,300	714,791
	DHC Software Co. Ltd., Class A	697,312	895,998
	Dian Diagnostics Group Co. Ltd., Class A	341,679	762,624
	Digital China Group Co. Ltd., Class A	264,025	1,513,740
#	Digital China Holdings Ltd.	3,768,000	1,459,511
*	Digital China Information Service Group Co. Ltd., Class A	361,457	644,075
	Dirui Industrial Co. Ltd., Class A	72,900	147,646
	Do-Fluoride New Materials Co. Ltd., Class A	250,151	431,073
	Dong-E-E-Jiao Co. Ltd., Class A	132,743	952,474
#	Dongfang Electric Corp. Ltd., Class H	1,632,400	3,830,982
	Dongfang Electronics Co. Ltd., Class A	347,053	493,384
	DongFeng Automobile Co. Ltd., Class A	29,900	29,663
	Dongfeng Electronic Technology Co. Ltd., Class A	211,030	373,176
#	Dongfeng Motor Group Co. Ltd., Class H	16,158,000	9,722,392
	Dongguan Aohai Technology Co. Ltd., Class A	125,740	687,092
	Dongguan Development Holdings Co. Ltd., Class A	420,100	642,257
	Dongguan Rural Commercial Bank Co. Ltd., Class H	50,000	23,843
	Dongguan Yutong Optical Technology Co. Ltd., Class A	154,300	482,281
	Donghua Testing Technology Co. Ltd., Class A	36,300	195,106
*	Dongjiang Environmental Co. Ltd., Class H	478,595	159,372

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dongxing Securities Co. Ltd., Class A	581,155	$898,414
	Dongyue Group Ltd.	13,139,000	17,366,382
	Double Medical Technology, Inc., Class A	20,500	125,857
#	DouYu International Holdings Ltd., ADR	67,516	584,686
*	DPC Dash Ltd.	65,900	711,266
	Dynagreen Environmental Protection Group Co. Ltd., Class H	2,883,000	1,861,814
	Eaglerise Electric & Electronic China Co. Ltd., Class A	320,800	720,244
#*Ω	East Buy Holding Ltd.	1,510,000	4,222,803
	East Money Information Co. Ltd., Class A	923,330	2,971,236
	Eastcompeace Technology Co. Ltd., Class A	184,700	635,414
	Eastern Communications Co. Ltd., Class A	177,500	270,325
*	Easyhome New Retail Group Co. Ltd., Class A	2,085,200	859,561
#	E-Commodities Holdings Ltd.	11,078,000	1,353,617
	Ecovacs Robotics Co. Ltd., Class A	74,692	825,274
	Edan Instruments, Inc., Class A	254,388	461,659
	Edifier Technology Co. Ltd., Class A	272,800	497,005
	Edvantage Group Holdings Ltd.	3,152,088	662,956
#	EEKA Fashion Holdings Ltd.	2,141,000	1,852,193
*	EFORT Intelligent Robot Co. Ltd.	10,238	33,208
	EIT Environmental Development Group Co. Ltd., Class A	145,919	401,518
	Electric Connector Technology Co. Ltd., Class A	162,850	1,098,528
*††	Elion Energy Co. Ltd., Class A	1,910,265	18,590
	EmbedWay Technologies Shanghai Corp., Class A	57,300	223,662
		Shares	Value»
CHINA — (Continued)
	ENN Energy Holdings Ltd.	2,716,000	$22,135,443
	ENN Natural Gas Co. Ltd., Class A	662,095	1,695,997
	Eoptolink Technology, Inc. Ltd., Class A	137,261	3,573,569
	Era Co. Ltd., Class A	762,200	443,582
	Espressif Systems Shanghai Co. Ltd., Class A	14,875	333,544
	Essex Bio-technology Ltd.	1,795,000	1,176,420
*	Estun Automation Co. Ltd., Class A	7,600	22,103
	Eternal Asia Supply Chain Management Ltd., Class A	715,400	444,703
	EVA Precision Industrial Holdings Ltd.	10,176,516	988,613
	Eve Energy Co. Ltd., Class A	220,597	1,352,706
	Ever Sunshine Services Group Ltd.	5,654,000	1,492,425
#Ω	Everbright Securities Co. Ltd., Class H	1,197,200	1,594,720
*	EverChina International Holdings Co. Ltd.	18,107,500	142,807
*Ω	Everest Medicines Ltd.	411,500	3,332,120
	EverProX Technologies Co. Ltd., Class A	21,700	258,696
	Excellence Commercial Property & Facilities Management Group Ltd.	772,000	142,951
	Explosive Co. Ltd., Class A	184,900	358,763
	Eyebright Medical Technology Beijing Co. Ltd., Class A	35,270	378,202
	Fangda Carbon New Material Co. Ltd., Class A	774,029	514,607
	Fangda Special Steel Technology Co. Ltd., Class A	1,055,631	857,507
	Far East Horizon Ltd.	16,837,000	17,138,016
	Far East Smarter Energy Co. Ltd., Class A	994,800	764,286

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Farasis Energy Gan Zhou Co. Ltd., Class A	256,681	$570,099
	FAW Jiefang Group Co. Ltd., Class A	428,900	414,393
	FAWER Automotive Parts Co. Ltd., Class A	1,246,978	1,027,836
	Feilong Auto Components Co. Ltd., Class A	396,100	940,527
	Fengzhushou Co. Ltd., Class A	14,300	67,297
	Ferrotec Anhui Technology Development Co. Ltd., Class A	49,300	273,895
	FESCO Group Co. Ltd., Class A	188,700	550,027
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	226,700	705,955
*	Fibocom Wireless, Inc., Class A	141,494	515,186
*	FIH Mobile Ltd.	1,213,800	2,163,684
*	Financial Street Holdings Co. Ltd., Class A	1,067,157	434,294
#	FinVolution Group, ADR	983,717	8,450,129
	First Capital Securities Co. Ltd., Class A	597,100	612,704
	First Tractor Co. Ltd., Class H	1,882,000	1,698,801
#	Flat Glass Group Co. Ltd., Class H	2,305,000	2,989,438
	Focus Lightings Tech Co. Ltd., Class A	313,600	546,249
	Focus Media Information Technology Co. Ltd., Class A	2,460,600	2,560,280
	Focused Photonics Hangzhou, Inc., Class A	191,600	507,960
	Focuslight Technologies, Inc., Class A	27,506	325,803
	Foryou Corp., Class A	187,100	769,225
	Foshan Electrical & Lighting Co. Ltd., Class A	610,100	544,710
		Shares	Value»
CHINA — (Continued)
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	549,025	$2,921,640
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	386,684	494,629
*	Foshan Yowant Technology Co. Ltd., Class A	730,279	692,494
	Fosun International Ltd.	11,497,120	7,934,344
*	Founder Holdings Ltd.	1,086,000	133,870
	Founder Securities Co. Ltd., Class A	730,500	822,143
	Fountain SET Holdings Ltd.	234,000	18,529
	Foxconn Industrial Internet Co. Ltd., Class A	2,432,256	11,617,756
	Friend Co. Ltd., Class A	85,700	204,511
#	Fu Shou Yuan International Group Ltd.	10,182,000	4,679,341
	Fuan Pharmaceutical Group Co. Ltd., Class A	337,800	218,778
#	Fufeng Group Ltd.	17,110,800	18,891,478
#*††	Fuguiniao Co. Ltd.	782,600	0
	Fujian Apex Software Co. Ltd., Class A	66,160	382,943
	Fujian Boss Software Development Co. Ltd., Class A	291,996	616,999
	Fujian Foxit Software Development JSC Ltd., Class A	23,430	263,638
	Fujian Funeng Co. Ltd., Class A	719,783	945,006
	Fujian Kuncai Material Technology Co. Ltd., Class A	81,100	218,023
	Fujian Longking Co. Ltd., Class A	462,211	770,364
	Fujian Qingshan Paper Industry Co. Ltd., Class A	889,000	280,055
*	Fujian Snowman Group Co. Ltd., Class A	148,000	227,604
	Fujian Star-net Communication Co. Ltd., Class A	200,508	738,519

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fujian Sunner Development Co. Ltd., Class A	430,208	$952,624
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	328,120	604,446
	Fujian Yuanli Active Carbon Co. Ltd., Class A	179,000	373,854
	Fulin Precision Co. Ltd., Class A	294,420	511,391
	Fushun Special Steel Co. Ltd., Class A	1,023,000	799,688
*	Future Machine Ltd.	442,000	57,232
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	2,877,600	20,746,260
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	74,000	595,147
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	1,564,039	5,191,606
	Gansu Energy Chemical Co. Ltd., Class A	3,848,240	1,324,466
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	962,600	235,381
	Gansu Shangfeng Cement Co. Ltd., Class A	677,390	821,785
	Gansu Yasheng Industrial Group Co. Ltd., Class A	1,353,900	561,832
	Gaona Aero Material Co. Ltd., Class A	249,000	599,985
	Gaush Meditech Ltd.	156,000	154,127
	G-bits Network Technology Xiamen Co. Ltd., Class A	21,200	998,924
	GCL Energy Technology Co. Ltd., Class A	709,995	1,196,526
*	GCL New Energy Holdings Ltd.	2,556,218	141,164
*	GCL System Integration Technology Co. Ltd., Class A	176,900	63,079
#*	GCL Technology Holdings Ltd.	93,070,320	13,789,915
		Shares	Value»
CHINA — (Continued)
	GD Power Development Co. Ltd., Class A	1,913,278	$1,217,629
*	GDS Holdings Ltd. (9698 HK), Class A	4,090,100	18,433,020
#*	GDS Holdings Ltd. (GDS US), ADR	145,833	5,260,196
	Geely Automobile Holdings Ltd.	23,035,000	51,667,910
	GEM Co. Ltd., Class A	1,492,900	1,335,644
*	Gemdale Corp., Class A	921,200	480,657
#*	Gemdale Properties & Investment Corp. Ltd.	40,858,000	1,484,301
	GemPharmatech Co. Ltd., Class A	110,347	244,044
Ω	Genertec Universal Medical Group Co. Ltd.	6,737,000	5,515,088
*	Genimous Technology Co. Ltd., Class A	173,600	212,988
*	Genscript Biotech Corp.	4,284,000	9,291,584
	Geovis Technology Co. Ltd., Class A	95,574	483,567
	GEPIC Energy Development Co. Ltd., Class A	522,400	474,554
	Getein Biotech, Inc., Class A	282,378	338,869
	GF Securities Co. Ltd., Class H	3,127,400	6,828,366
#Ω	Giant Biogene Holding Co. Ltd.	1,608,400	11,469,083
	Giantec Semiconductor Corp., Class A	18,472	189,868
	Ginlong Technologies Co. Ltd., Class A	103,959	818,229
	Glarun Technology Co. Ltd., Class A	91,387	384,060
*	Global New Material International Holdings Ltd.	326,000	213,901
	GoerTek, Inc., Class A	459,244	1,459,384
	Goke Microelectronics Co. Ltd., Class A	10,500	121,792
	Goldcard Smart Group Co. Ltd., Class A	140,500	236,106
Ω	Golden Throat Holdings Group Co. Ltd.	1,103,500	661,607

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Goldenmax International Group Ltd., Class A	368,071	$612,248
	Goldpac Group Ltd.	2,119,000	246,999
	Goldwind Science & Technology Co. Ltd., Class H	5,009,984	4,447,259
*	GOME Retail Holdings Ltd.	8,015,660	19,347
	Goneo Group Co. Ltd., Class A	97,272	636,845
	Goodbaby International Holdings Ltd.	3,281,000	457,373
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	46,709	270,340
	Gotion High-tech Co. Ltd., Class A	323,200	1,310,295
#	Grand Pharmaceutical Group Ltd.	10,364,500	11,462,724
	Grandblue Environment Co. Ltd., Class A	135,827	504,673
*	Grandjoy Holdings Group Co. Ltd., Class A	1,368,201	572,748
	Great Wall Motor Co. Ltd., Class H	8,462,250	13,809,782
*	Greatoo Intelligent Equipment, Inc., Class A	174,200	190,941
	Greattown Holdings Ltd., Class A	607,052	262,241
	Gree Electric Appliances, Inc. of Zhuhai, Class A	686,953	4,352,350
	Greentown China Holdings Ltd.	8,356,500	10,511,079
#Ω	Greentown Management Holdings Co. Ltd.	4,842,000	1,757,830
	Greentown Service Group Co. Ltd.	11,114,000	6,767,063
	GRG Banking Equipment Co. Ltd., Class A	431,426	791,846
	GRG Metrology & Test Group Co. Ltd., Class A	364,000	865,646
	Grinm Advanced Materials Co. Ltd., Class A	40,600	105,655
	Guangdong Aofei Data Technology Co. Ltd., Class A	378,043	1,090,422
		Shares	Value»
CHINA — (Continued)
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	1,090,711	$706,091
	Guangdong Construction Engineering Group Co. Ltd., Class A	1,533,000	780,713
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	361,828	416,545
*	Guangdong DFP New Material Group Co. Ltd.	789,800	454,260
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	999,402	1,960,644
	Guangdong Dongpeng Holdings Co. Ltd., Class A	745,888	615,230
	Guangdong Dowstone Technology Co. Ltd., Class A	162,232	383,733
	Guangdong Electric Power Development Co. Ltd., Class A	340,900	220,414
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	565,816	836,285
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	232,200	448,316
	Guangdong Goworld Co. Ltd., Class A	276,600	497,633
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	207,564	321,636
	Guangdong Guanhao High-Tech Co. Ltd., Class A	581,404	251,731
	Guangdong Haid Group Co. Ltd., Class A	317,568	2,491,037
	Guangdong HEC Technology Holding Co. Ltd., Class A	343,545	706,215
	Guangdong Hongda Holdings Group Co. Ltd., Class A	164,900	836,645

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	548,700	$928,584
	Guangdong Huate Gas Co. Ltd., Class A	40,695	292,277
	Guangdong Investment Ltd.	12,158,000	10,821,710
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	177,017	542,638
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	199,700	613,460
*	Guangdong Land Holdings Ltd.	1,870,494	61,062
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	213,700	478,212
	Guangdong Provincial Expressway Development Co. Ltd., Class A	812,311	1,394,056
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	270,000	274,375
	Guangdong Sirio Pharma Co. Ltd., Class A	188,487	599,310
	Guangdong South New Media Co. Ltd., Class A	153,310	873,427
	Guangdong Tapai Group Co. Ltd., Class A	469,895	527,175
*	Guangdong TCL Smart Home Appliances Co. Ltd.	431,900	608,115
*	Guangdong Topstar Technology Co. Ltd., Class A	46,762	214,625
	Guangdong Vanward New Electric Co. Ltd., Class A	564,800	916,685
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	726,600	1,487,591
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	1,398,081	578,683
		Shares	Value»
CHINA — (Continued)
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	75,204	$208,854
	Guanghui Energy Co. Ltd., Class A	2,456,214	1,847,292
*	Guanghui Logistics Co. Ltd., Class A	555,700	587,550
#	Guangshen Railway Co. Ltd., Class H	10,624,700	2,649,180
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	284,600	865,621
	Guangxi Liugong Machinery Co. Ltd., Class A	623,063	926,315
	Guangxi LiuYao Group Co. Ltd., Class A	257,400	644,935
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	1,947,914	735,407
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	95,100	281,309
	Guangzhou Automobile Group Co. Ltd., Class H	11,137,690	4,500,611
	Guangzhou Baiyun International Airport Co. Ltd., Class A	669,826	867,966
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,358,000	3,126,420
	Guangzhou Development Group, Inc., Class A	541,900	477,822
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	109,100	389,332
	Guangzhou Haige Communications Group, Inc. Co., Class A	468,950	861,145
	Guangzhou Haoyang Electronic Co. Ltd., Class A	71,300	353,154
	Guangzhou KDT Machinery Co. Ltd., Class A	312,310	698,530

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	93,700	$401,104
	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	287,500	490,080
	Guangzhou Port Co. Ltd., Class A	760,600	348,445
#*	Guangzhou R&F Properties Co. Ltd., Class H	1,999,200	228,621
	Guangzhou Restaurant Group Co. Ltd., Class A	310,087	681,100
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	91,024	442,314
	Guangzhou Sie Consulting Co. Ltd., Class A	203,100	857,080
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	277,560	726,622
	Guangzhou Wondfo Biotech Co. Ltd., Class A	249,146	826,389
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	756,337	770,322
	Guangzhou Zhiguang Electric Co. Ltd., Class A	282,000	242,392
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	372,700	530,914
	Guilin Layn Natural Ingredients Corp., Class A	402,820	461,678
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	274,782	575,159
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	43,200	35,675
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	139,200	159,387
	Guizhou Chanhen Chemical Corp., Class A	240,300	820,744
	Guizhou Gas Group Corp. Ltd., Class A	854,160	812,881
		Shares	Value»
CHINA — (Continued)
	Guizhou Guihang Automotive Components Co. Ltd., Class A	154,300	$328,675
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	1,483,572	1,028,443
	Guizhou Qianyuan Power Co. Ltd., Class A	125,200	274,397
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	163,200	305,687
	Guizhou Tyre Co. Ltd., Class A	1,026,336	644,722
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	1,112,897	580,002
*	Guizhou Zhenhua E-chem, Inc., Class A	237,584	452,887
*	Guizhou Zhongyida Co. Ltd., Class A	120,600	208,201
*	Guoguang Electric Co. Ltd., Class A	214,663	458,277
	Guolian Minsheng Securities Co. Ltd., Class H	260,500	192,921
	Guomai Technologies, Inc., Class A	499,854	840,644
#	Guoquan Food Shanghai Co. Ltd.	495,600	230,897
	Guosen Securities Co. Ltd., Class A	764,897	1,407,766
*	Guosheng Financial Holding, Inc., Class A	147,476	312,021
Ω	Guotai Haitong Securities Co. Ltd., Class H	5,092,680	10,993,716
	Guoyuan Securities Co. Ltd., Class A	761,345	897,705
#	Gushengtang Holdings Ltd.	703,100	3,203,505
	H World Group Ltd. (1179 HK)	1,141,800	3,563,786
#	H World Group Ltd. (HTHT US), ADR	395,705	12,353,910
#*Ω	Haichang Ocean Park Holdings Ltd.	9,407,000	937,237
Ω	Haidilao International Holding Ltd.	6,770,000	12,001,157
	Haier Smart Home Co. Ltd. (600690 C1), Class A	914,762	3,150,616

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Haier Smart Home Co. Ltd. (6690 HK), Class H	8,697,799	$27,401,341
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	220,124	444,981
*	Haima Automobile Co. Ltd., Class A	282,400	171,610
*	Hainan Airlines Holding Co. Ltd., Class A	5,452,800	1,120,401
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	84,900	509,453
*	Hainan Haide Capital Management Co. Ltd., Class A	723,139	654,090
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	107,900	316,459
*	Hainan Haiyao Co. Ltd., Class A	345,000	306,581
	Hainan Jinpan Smart Technology Co. Ltd., Class A	88,175	462,501
*	Hainan Meilan International Airport Co. Ltd., Class H	1,777,000	2,437,504
	Hainan Mining Co. Ltd., Class A	377,100	414,723
	Hainan Strait Shipping Co. Ltd., Class A	1,108,500	1,251,619
	Haisco Pharmaceutical Group Co. Ltd., Class A	106,757	824,139
	Haitian International Holdings Ltd.	6,059,000	16,424,456
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	6,988,000	746,981
	Hand Enterprise Solutions Co. Ltd., Class A	317,634	830,448
	Hangcha Group Co. Ltd., Class A	601,756	1,766,701
	Hangxiao Steel Structure Co. Ltd., Class A	1,802,564	662,772
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	658,299	911,844
		Shares	Value»
CHINA — (Continued)
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	53,000	$318,751
	Hangzhou Dptech Technologies Co. Ltd., Class A	119,500	285,611
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	124,800	390,566
	Hangzhou First Applied Material Co. Ltd., Class A	401,406	814,524
	Hangzhou GreatStar Industrial Co. Ltd.	226,600	975,845
	Hangzhou Greenda Electronic Materials Co. Ltd., Class A	50,200	183,601
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	125,661	682,547
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	73,173	720,102
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	326,928	409,539
*	Hangzhou Iron & Steel Co., Class A	253,700	312,679
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	172,020	587,291
	Hangzhou Onechance Tech Corp., Class A	109,900	385,087
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	336,757	1,024,353
	Hangzhou Robam Appliances Co. Ltd., Class A	317,045	839,483
	Hangzhou Shunwang Technology Co. Ltd., Class A	114,200	309,380
	Hangzhou Silan Microelectronics Co. Ltd., Class A	23,800	84,370
	Hangzhou Sunrise Technology Co. Ltd., Class A	232,600	506,897
	Hangzhou Tigermed Consulting Co. Ltd. (300347 C2), Class A	29,300	276,371

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	600,400	$4,261,817
	Hangzhou Weiguang Electronic Co. Ltd., Class A	32,700	149,807
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	135,900	292,565
	Han's Laser Technology Industry Group Co. Ltd., Class A	191,361	715,970
Ω	Hansoh Pharmaceutical Group Co. Ltd.	1,794,000	8,059,849
	Hanwei Electronics Group Corp., Class A	108,000	646,531
	Haohua Chemical Science & Technology Co. Ltd., Class A	82,300	293,142
	Haosen Fintech Group Ltd.	7,000	11,567
*Ω	Harbin Bank Co. Ltd., Class H	4,448,000	243,892
	Harbin Boshi Automation Co. Ltd., Class A	411,266	925,275
	Harbin Electric Co. Ltd., Class H	4,808,587	4,584,047
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	546,173	875,233
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	1,138,900	585,430
*	Harbin Pharmaceutical Group Co. Ltd., Class A	1,717,336	964,605
	HBIS Resources Co. Ltd., Class A	445,700	856,209
#*Ω	HBM Holdings Ltd.	1,975,000	2,351,691
#	Health & Happiness H&H International Holdings Ltd.	1,356,500	1,977,475
	Healthcare Co. Ltd., Class A	27,490	32,353
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	229,400	1,341,947
		Shares	Value»
CHINA — (Continued)
*	Hebei Construction Group Corp. Ltd., Class H	193,500	$13,329
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	303,600	707,253
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	37,520	278,038
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	268,134	791,849
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	146,056	250,654
	Hefei Meiya Optoelectronic Technology, Inc., Class A	266,910	625,679
	Hefei Urban Construction Development Co. Ltd., Class A	460,061	439,508
	Heilongjiang Agriculture Co. Ltd., Class A	379,800	790,340
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	395,800	716,258
	Helens International Holdings Co. Ltd.	280,000	45,405
	Hello Group, Inc., Sponsored ADR	1,190,568	9,798,375
	Henan Liliang Diamond Co. Ltd., Class A	144,500	592,175
	Henan Lingrui Pharmaceutical Co., Class A	313,700	990,827
	Henan Mingtai Al Industrial Co. Ltd., Class A	423,300	725,174
	Henan Pinggao Electric Co. Ltd., Class A	485,600	1,056,465
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	774,392	1,899,266
	Henan Shuanghui Investment & Development Co. Ltd., Class A	565,143	1,938,437

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Thinker Automatic Equipment Co. Ltd., Class A	253,100	$1,015,744
*	Henan Yicheng New Energy Co. Ltd., Class A	867,700	525,496
	Henan Yuguang Gold & Lead Co. Ltd., Class A	861,100	975,056
*	Henan Yuneng Holdings Co. Ltd., Class A	428,399	322,915
*	Henan Zhongfu Industry Co. Ltd., Class A	1,500,100	955,095
	Henan Zhongyuan Expressway Co. Ltd., Class A	1,011,125	636,306
#	Hengan International Group Co. Ltd.	5,312,122	15,869,454
*	Hengdeli Holdings Ltd.	7,280,834	116,043
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	537,630	1,148,559
	Hengdian Group Tospo Lighting Co. Ltd., Class A	140,700	238,026
	Hengli Petrochemical Co. Ltd., Class A	1,323,812	2,839,375
	Hengtong Logistics Co. Ltd., Class A	335,800	455,117
	Hengtong Optic-electric Co. Ltd., Class A	596,604	1,318,380
	Hengyi Petrochemical Co. Ltd., Class A	628,753	522,814
	Hesteel Co. Ltd., Class A	4,520,900	1,505,701
	Hexing Electrical Co. Ltd., Class A	207,610	770,842
	HG Technologies Co. Ltd., Class A	58,700	159,463
*	Hi Sun Technology China Ltd.	10,089,000	679,619
	Hiecise Precision Equipment Co. Ltd., Class A	41,620	241,369
#	Hisense Home Appliances Group Co. Ltd., Class H	2,788,000	7,995,182
	Hisense Visual Technology Co. Ltd., Class A	221,700	699,704
		Shares	Value»
CHINA — (Continued)
	Hitevision Co. Ltd., Class A	101,000	$347,626
	Hithink RoyalFlush Information Network Co. Ltd., Class A	61,216	2,402,368
	HLA Group Corp. Ltd., Class A	1,599,600	1,513,915
	HMT Xiamen New Technical Materials Co. Ltd., Class A	99,400	623,036
*	HNA Technology Co. Ltd., Class A	962,771	512,644
*	Homeland Interactive Technology Ltd.	452,000	68,213
	Hongfa Technology Co. Ltd., Class A	241,270	821,288
*	Honghua Group Ltd.	9,408,000	295,616
	Hongli Zhihui Group Co. Ltd., Class A	328,600	308,192
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	431,400	195,478
	Hongrun Construction Group Co. Ltd., Class A	1,021,400	728,097
	Hongta Securities Co. Ltd., Class A	349,449	420,132
*	Hongyuan Green Energy Co. Ltd., Class A	313,326	841,969
*	Hopson Development Holdings Ltd.	8,537,652	4,110,507
	Horizon Construction Development Ltd.	3,584,960	521,867
	Hoshine Silicon Industry Co. Ltd., Class A	61,800	451,754
	Hoymiles Power Electronics, Inc., Class A	48,189	682,983
#Ω	Hua Hong Semiconductor Ltd.	4,589,000	23,627,150
	Huaan Securities Co. Ltd., Class A	895,240	752,365
	Huabao Flavours & Fragrances Co. Ltd., Class A	132,700	348,863
	Huabao International Holdings Ltd.	356,000	155,101
*	Huachangda Intelligent Equipment Group Co. Ltd., Class A	270,600	200,172

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huada Automotive Technology Corp. Ltd., Class A	86,300	$431,958
	Huadian Heavy Industries Co. Ltd., Class A	626,000	559,394
	Huadian Power International Corp. Ltd., Class H	6,446,000	3,470,252
	Huadong Medicine Co. Ltd., Class A	385,032	2,372,884
	Huafon Chemical Co. Ltd., Class A	1,344,691	1,401,113
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	168,200	201,949
	Huafu Fashion Co. Ltd., Class A	1,116,250	722,353
	Huagong Tech Co. Ltd., Class A	117,400	820,920
	Huaibei Mining Holdings Co. Ltd., Class A	943,000	1,608,872
	Huaihe Energy Group Co. Ltd., Class A	1,187,200	580,851
*	Huakai Yibai Technology Co. Ltd., Class A	220,480	343,174
	Hualan Biological Engineering, Inc., Class A	278,360	641,090
	Huaming Power Equipment Co. Ltd., Class A	154,000	376,158
	Huaneng Power International, Inc., Class H	10,330,000	7,012,266
	Huangshan Novel Co. Ltd., Class A	403,021	650,251
	Huangshan Tourism Development Co. Ltd., Class A	437,600	704,895
#*	Huanxi Media Group Ltd.	2,260,000	104,091
*	Huapont Life Sciences Co. Ltd., Class A	801,223	487,035
Ω	Huatai Securities Co. Ltd., Class H	2,964,800	6,823,698
	Huatu Cendes Co. Ltd., Class A	45,233	416,232
	Huaxi Securities Co. Ltd., Class A	461,800	642,185
	Huaxia Bank Co. Ltd., Class A	2,003,788	2,213,070
		Shares	Value»
CHINA — (Continued)
	Huaxin Cement Co. Ltd. (600801 C1), Class A	667,224	$1,426,611
#	Huaxin Cement Co. Ltd. (6655 HK), Class H	1,352,000	2,215,666
	Huayu Automotive Systems Co. Ltd., Class A	926,531	2,258,994
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,029,137	218,373
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	893,000	675,545
	Hubei Chutian Smart Communication Co. Ltd., Class A	1,605,116	951,479
*	Hubei Dinglong Co. Ltd., Class A	104,300	410,154
	Hubei Energy Group Co. Ltd., Class A	904,500	574,361
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	31,800	372,297
	Hubei Huitian New Materials Co. Ltd., Class A	266,300	370,304
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	358,905	1,337,764
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	440,078	1,511,940
	Hubei Yihua Chemical Industry Co. Ltd., Class A	384,900	725,435
	Hubei Zhenhua Chemical Co. Ltd., Class A	397,180	786,551
	Huishang Bank Corp. Ltd., Class H	425,400	178,615
#*Ω	Huitongda Network Co. Ltd., Class H	31,900	56,083
	Huizhou Desay Sv Automotive Co. Ltd., Class A	65,916	927,926
	Humanwell Healthcare Group Co. Ltd., Class A	408,900	1,237,536
	Hunan Aihua Group Co. Ltd., Class A	221,922	490,104
	Hunan Corun New Energy Co. Ltd., Class A	318,900	250,564

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	1,195,500	$775,650
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	915,100	783,013
	Hunan Gold Corp. Ltd., Class A	372,975	919,773
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	200,540	513,156
*	Hunan Kaimeite Gases Co. Ltd., Class A	134,400	219,977
*	Hunan New Wellful Co. Ltd., Class A	820,800	709,093
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	1,113,200	1,191,059
	Hunan Valin Steel Co. Ltd., Class A	2,191,200	1,721,642
	Hunan Zhongke Electric Co. Ltd., Class A	371,000	836,352
	Hundsun Technologies, Inc., Class A	107,129	536,518
*	HUTCHMED China Ltd., ADR	3,749	66,657
#	HUYA, Inc., ADR	553,036	1,858,201
*	Hybio Pharmaceutical Co. Ltd., Class A	27,900	78,614
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	2,694,800	5,855,954
*	Hymson Laser Technology Group Co. Ltd., Class A	128,870	554,220
*	Hytera Communications Corp. Ltd., Class A	281,902	460,145
*	HyUnion Holding Co. Ltd., Class A	565,900	769,676
*	IAT Automobile Technology Co. Ltd., Class A	138,000	221,016
#*Ω	iDreamSky Technology Holdings Ltd.	380,400	61,364
	IEIT Systems Co. Ltd., Class A	52,500	405,252
	Iflytek Co. Ltd., Class A	84,490	571,384
	IKD Co. Ltd., Class A	398,433	957,165
*	I-Mab, Sponsored ADR	16,217	32,596
		Shares	Value»
CHINA — (Continued)
*Ω	IMAX China Holding, Inc.	921,100	$992,757
	Imeik Technology Development Co. Ltd., Class A	44,940	1,155,435
	Industrial & Commercial Bank of China Ltd., Class H	124,830,725	95,648,386
	Industrial Bank Co. Ltd., Class A	3,638,780	11,436,479
	Industrial Securities Co. Ltd., Class A	978,332	882,947
	INESA Intelligent Tech, Inc., Class A	20,200	62,212
	Infore Environment Technology Group Co. Ltd., Class A	900,542	829,710
#*Ω	Ingdan, Inc.	3,976,000	995,528
	Ingenic Semiconductor Co. Ltd., Class A	23,400	215,957
	Inkeverse Group Ltd.	3,992,000	642,914
*	INKON Life Technology Co. Ltd., Class A	138,500	195,347
	Inmyshow Digital Technology Group Co. Ltd., Class A	1,098,700	775,468
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,512,000	564,766
	Inner Mongolia Berun Chemical Co. Ltd., Class A	1,527,000	1,222,395
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	808,212	2,259,907
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	565,664	797,640
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	111,400	693,688
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,429,776	1,799,531
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	854,400	478,172
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	470,200	1,141,792

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,047,500	$3,987,563
*Ω	InnoCare Pharma Ltd.	3,046,000	6,978,759
*Ω	Innovent Biologics, Inc.	677,500	8,386,162
	Innuovo Technology Co. Ltd., Class A	561,500	863,025
*	Insigma Technology Co. Ltd., Class A	383,800	499,228
	Inspur Digital Enterprise Technology Ltd.	2,578,000	3,418,542
	Intco Medical Technology Co. Ltd., Class A	206,908	985,300
#	Intron Technology Holdings Ltd.	1,760,000	329,185
#*	iQIYI, Inc., ADR	3,953,410	7,274,274
	iRay Group, Class A	34,178	404,918
	IReader Technology Co. Ltd., Class A	83,200	239,725
*	IRICO Display Devices Co. Ltd., Class A	1,040,300	887,264
#*	IVD Medical Holding Ltd.	677,000	419,259
*	J&T Global Express Ltd.	6,951,600	9,144,511
*	JA Solar Technology Co. Ltd., Class A	838,014	1,285,273
	Jade Bird Fire Co. Ltd., Class A	487,815	705,508
	Jafron Biomedical Co. Ltd., Class A	161,864	530,729
	Jangho Group Co. Ltd., Class A	935,300	1,020,063
	Jason Furniture Hangzhou Co. Ltd., Class A	248,957	877,139
*	JC Finance & Tax Interconnect Holdings Ltd., Class A	57,900	81,213
	JCET Group Co. Ltd., Class A	464,706	2,256,638
	JCHX Mining Management Co. Ltd., Class A	148,800	975,871
*Ω	JD Health International, Inc.	2,333,600	14,922,058
*Ω	JD Logistics, Inc.	9,186,300	15,920,016
	JD.com, Inc. (9618 HK), Class A	5,485,392	86,460,380
		Shares	Value»
CHINA — (Continued)
	JD.com, Inc. (JD US), ADR	54,206	$1,706,947
*Ω	Jenscare Scientific Co. Ltd., Class H	40,600	48,624
#	JF SmartInvest Holdings Ltd.	243,500	1,612,066
*	JH Educational Technology, Inc.	668,000	75,046
	Jia Yao Holdings Ltd.	302,000	104,259
	Jiajiayue Group Co. Ltd., Class A	265,201	392,652
	Jiang Su Suyan Jingshen Co. Ltd., Class A	481,400	700,941
	Jiangling Motors Corp. Ltd., Class A	384,025	1,126,754
	Jianglong Shipbuilding Co. Ltd., Class A	124,600	255,333
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	815,600	668,611
	Jiangsu Azure Corp., Class A	541,640	1,083,168
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	142,135	510,880
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	44,800	250,652
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	1,077,300	532,650
	Jiangsu Changbao Steeltube Co. Ltd., Class A	510,200	390,508
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	285,500	528,413
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,235,168	1,268,033
	Jiangsu Cnano Technology Co. Ltd., Class A	35,584	206,880
*	Jiangsu Dagang Co. Ltd., Class A	180,200	349,030
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	593,940	759,560

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	662,174	$820,837
	Jiangsu Expressway Co. Ltd., Class H	5,022,000	6,157,962
	Jiangsu Financial Leasing Co. Ltd., Class A	1,695,840	1,362,435
*	Jiangsu General Science Technology Co. Ltd., Class A	1,129,000	728,215
	Jiangsu Gian Technology Co. Ltd., Class A	84,900	504,660
	Jiangsu Guomao Reducer Co. Ltd., Class A	280,285	575,343
	Jiangsu Guotai International Group Co. Ltd., Class A	725,795	733,403
	Jiangsu Guoxin Corp. Ltd., Class A	48,500	49,957
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	56,900	525,655
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	105,354	1,076,447
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	335,614	2,933,367
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	508,128	548,594
*	Jiangsu High Hope International Group Corp., Class A	1,672,400	689,635
	Jiangsu Hongdou Industrial Co. Ltd., Class A	874,428	265,418
	Jiangsu Hongtian Technology Co. Ltd., Class A	90,000	372,612
*	Jiangsu Hoperun Software Co. Ltd., Class A	41,500	304,624
	Jiangsu Huachang Chemical Co. Ltd., Class A	745,600	705,830
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,761,000	1,140,054
	Jiangsu Jibeier Pharmaceutical Co. Ltd., Class A	14,909	71,118
		Shares	Value»
CHINA — (Continued)
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	202,437	$835,959
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	422,480	1,034,843
	Jiangsu King's Luck Brewery JSC Ltd., Class A	261,601	1,428,264
	Jiangsu Leili Motor Co. Ltd., Class A	73,606	470,249
	Jiangsu Lianyungang Port Co. Ltd., Class A	867,100	713,509
	Jiangsu Lihua Foods Group Co. Ltd.	311,260	836,027
	Jiangsu Linyang Energy Co. Ltd., Class A	756,200	606,254
*	Jiangsu Lopal Tech Co. Ltd., Class A	239,000	461,900
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	124,560	544,814
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	260,900	799,127
	Jiangsu Olive Sensors High-Tech Co. Ltd., Class A	262,700	279,463
	Jiangsu Pacific Precision Forging Co. Ltd., Class A	252,200	472,471
	Jiangsu Pacific Quartz Co. Ltd., Class A	160,550	779,238
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	585,200	887,477
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	608,000	819,679
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	731,800	681,713
	Jiangsu Rongtai Industry Co. Ltd., Class A	126,490	556,972
	Jiangsu Shagang Co. Ltd., Class A	652,732	538,743
	Jiangsu Shemar Electric Co. Ltd., Class A	168,100	662,641

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Shentong Valve Co. Ltd., Class A	295,702	$558,824
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	649,100	509,781
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	152,540	387,775
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	46,144	117,304
*	Jiangsu Sopo Chemical Co., Class A	430,716	484,351
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	1,444,300	1,070,959
	Jiangsu ToLand Alloy Co. Ltd., Class A	160,870	549,554
	Jiangsu Tongrun Equipment Technology Co. Ltd., Class A	84,700	140,900
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	198,400	1,123,944
	Jiangsu Yanghe Distillery Co. Ltd., Class A	202,758	1,899,257
	Jiangsu Yangnong Chemical Co. Ltd., Class A	121,390	1,111,677
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	338,000	234,007
	Jiangsu Yoke Technology Co. Ltd., Class A	52,300	400,088
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	192,674	932,698
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	2,067,071	1,285,984
	Jiangsu Zhongtian Technology Co. Ltd., Class A	779,306	1,497,445
		Shares	Value»
CHINA — (Continued)
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	2,214,852	$922,671
*	Jiangsu Zongyi Co. Ltd., Class A	86,700	64,666
	Jiangxi Bank Co. Ltd., Class H	444,500	39,038
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	344,100	522,483
	Jiangxi Copper Co. Ltd., Class H	6,627,000	13,245,577
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	245,900	342,519
	Jiangxi Ganneng Co. Ltd., Class A	285,600	360,531
	Jiangxi Ganyue Expressway Co. Ltd., Class A	770,500	542,192
	Jiangxi Guotai Group Co. Ltd., Class A	307,700	551,902
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	218,000	398,143
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	8,800	67,064
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	162,143	881,647
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	297,800	405,845
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	158,800	369,136
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	96,900	246,574
*	Jiangyin Zhongnan Heavy Industries Co. Ltd., Class A	59,800	20,609
	Jiangzhong Pharmaceutical Co. Ltd., Class A	331,900	1,008,104
	Jianmin Pharmaceutical Group Co. Ltd., Class A	71,900	415,563

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	777,790	$897,886
	Jiayou International Logistics Co. Ltd., Class A	476,245	733,919
	Jiaze Renewables Co. Ltd.	475,100	244,544
	Jihua Group Corp. Ltd., Class A	1,561,600	878,260
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	184,270	484,680
*	Jilin Chemical Fibre, Class A	1,293,000	725,475
	Jilin Electric Power Co. Ltd., Class A	967,000	692,454
	Jilin OLED Material Tech Co. Ltd., Class A	10,752	26,740
††	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	244,700	2,381
#††	Jinchuan Group International Resources Co. Ltd.	17,701,000	1,082,354
	Jinduicheng Molybdenum Co. Ltd., Class A	1,186,700	2,120,186
	Jinghua Pharmaceutical Group Co. Ltd., Class A	455,700	493,764
	Jingjin Equipment, Inc., Class A	441,980	958,384
	Jinhong Gas Co. Ltd., Class A	266,229	650,577
	Jinhui Liquor Co. Ltd., Class A	228,400	575,677
*	Jinke Smart Services Group Co. Ltd., Class H	221,700	191,052
#	JinkoSolar Holding Co. Ltd., ADR	324,108	7,110,930
	Jinlei Technology Co. Ltd., Class A	163,500	482,837
	Jinlongyu Group Co. Ltd., Class A	141,100	630,028
	Jinmao Property Services Co. Ltd.	412,664	164,570
		Shares	Value»
CHINA — (Continued)
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	619,700	$1,122,801
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	1,055,100	438,072
	Jinneng Science&Technology Co. Ltd., Class A	480,459	476,589
#Ω	Jinxin Fertility Group Ltd.	13,850,500	5,883,449
	Jinyu Bio-Technology Co. Ltd., Class A	535,000	637,034
	Jinzai Food Group Co. Ltd., Class A	252,800	442,698
	JiuGui Liquor Co. Ltd., Class A	45,000	293,571
#Ω	Jiumaojiu International Holdings Ltd.	9,257,000	3,337,860
	Jiuzhitang Co. Ltd., Class A	161,745	256,987
	Jizhong Energy Resources Co. Ltd., Class A	1,534,400	1,272,052
	JL Mag Rare-Earth Co. Ltd. (300748 C2), Class A	209,387	794,468
	JNBY Design Ltd.	1,738,000	4,115,679
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	608,949	1,072,964
	Joinn Laboratories China Co. Ltd., Class A	184,104	812,914
#Ω	Joinn Laboratories China Co. Ltd., Class H	418,400	1,270,944
	Jointo Energy Investment Co. Ltd. Hebei, Class A	635,500	631,539
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,480,002	1,101,422
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	485,900	409,002
	Jones Tech PLC, Class A	81,200	337,290
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	257,378	672,042

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Joy City Property Ltd.	24,020,000	$1,132,153
	Joyoung Co. Ltd., Class A	359,034	501,297
	JS Corrugating Machinery Co. Ltd., Class A	450,900	720,755
#*Ω	JS Global Lifestyle Co. Ltd.	5,274,500	1,182,056
	JSTI Group, Class A	594,500	792,282
*	Ju Teng International Holdings Ltd.	6,498,090	1,032,572
	Juewei Food Co. Ltd., Class A	393,199	828,683
	Juneyao Airlines Co. Ltd., Class A	518,800	881,179
*	Jushri Technologies, Inc., Class A	19,000	62,382
	Jutal Offshore Oil Services Ltd.	1,124,000	92,906
	Jutze Intelligent Technology Co. Ltd., Class A	53,700	141,164
*Ω	JW Cayman Therapeutics Co. Ltd.	410,000	270,085
	Kailuan Energy Chemical Co. Ltd., Class A	857,900	719,497
	Kaishan Group Co. Ltd., Class A	807,400	1,521,447
#	Kangji Medical Holdings Ltd.	1,679,000	1,800,915
*	KBC Corp. Ltd., Class A	118,303	434,638
	Keboda Technology Co. Ltd., Class A	59,300	427,196
	Keda Industrial Group Co. Ltd., Class A	688,100	1,014,721
	KEDE Numerical Control Co. Ltd., Class A	43,353	345,849
*	Keep, Inc.	45,500	31,195
	Keeson Technology Corp. Ltd., Class A	138,302	243,827
	Kehua Data Co. Ltd., Class A	262,260	1,534,612
	Keli Motor Group Co. Ltd., Class A	237,360	468,471
	Keli Sensing Technology Ningbo Co. Ltd., Class A	20,500	181,875
	Keshun Waterproof Technologies Co. Ltd., Class A	641,600	471,067
		Shares	Value»
CHINA — (Continued)
	Kidswant Children Products Co. Ltd., Class A	675,297	$1,257,525
	Kinetic Development Group Ltd.	14,562,000	2,396,358
	Kingboard Holdings Ltd.	5,236,666	18,758,403
	Kingboard Laminates Holdings Ltd.	8,013,484	10,288,865
	KingClean Electric Co. Ltd., Class A	165,668	529,278
	Kingfa Sci & Tech Co. Ltd., Class A	860,790	1,507,332
	Kingnet Network Co. Ltd., Class A	543,300	1,382,493
	Kingsemi Co. Ltd., Class A	7,417	117,326
	Kingsoft Corp. Ltd.	5,774,600	26,258,575
	Konfoong Materials International Co. Ltd., Class A	18,059	173,359
*	Konka Group Co. Ltd., Class A	708,000	477,362
	KPC Pharmaceuticals, Inc., Class A	357,996	727,588
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	265,300	684,301
*Ω	Kuaishou Technology	11,630,600	113,561,774
	Kuangda Technology Group Co. Ltd., Class A	971,500	683,813
	Kunlun Energy Co. Ltd.	24,232,000	23,343,908
*	Kunlun Tech Co. Ltd., Class A	59,900	298,083
	Kunshan Dongwei Technology Co. Ltd., Class A	14,110	93,271
	Kunshan Huguang Auto Harness Co. Ltd., Class A	80,900	369,426
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	130,820	584,615
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	166,082	368,228
	Kweichow Moutai Co. Ltd., Class A	184,374	36,375,063
*	KWG Group Holdings Ltd. (1813 H1)	263,500	11,581
#*	KWG Group Holdings Ltd. (1813 HK)	9,620,144	419,748
*	KWG Living Group Holdings Ltd.	8,727,072	350,879

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Kyland Technology Co. Ltd., Class A	154,400	$444,768
	Lakala Payment Co. Ltd., Class A	172,268	640,947
	Lancy Co. Ltd., Class A	256,100	626,094
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	334,600	357,749
	Lao Feng Xiang Co. Ltd., Class A	179,880	1,175,790
	Laobaixing Pharmacy Chain JSC, Class A	308,691	836,714
	Launch Tech Co. Ltd., Class H	459,000	687,213
	LB Group Co. Ltd., Class A	661,985	1,565,818
	Leader Harmonious Drive Systems Co. Ltd., Class A	2,088	37,494
	Lee & Man Chemical Co. Ltd.	1,825,339	962,304
#	Lee & Man Paper Manufacturing Ltd.	9,626,200	3,189,589
	Lee's Pharmaceutical Holdings Ltd.	2,451,000	619,875
*Ω	Legend Holdings Corp., Class H	4,784,800	6,070,134
	Lenovo Group Ltd.	38,084,000	48,833,173
	Lens Technology Co. Ltd., Class A	1,124,228	3,544,750
	Leo Group Co. Ltd., Class A	190,700	101,452
	Leoch International Technology Ltd.	654,000	161,140
	Lepu Medical Technology Beijing Co. Ltd., Class A	244,230	527,652
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	399,300	1,146,937
	Levima Advanced Materials Corp., Class A	162,100	357,771
	LexinFintech Holdings Ltd., ADR	785,386	5,002,909
	Leyard Optoelectronic Co. Ltd., Class A	572,150	478,410
*	Li Auto, Inc. (2015 HK), Class A	2,160,000	28,278,084
#*	Li Auto, Inc. (LI US), ADR	49,980	1,304,478
	Li Ning Co. Ltd.	16,886,583	35,777,423
		Shares	Value»
CHINA — (Continued)
*	LianChuang Electronic Technology Co. Ltd., Class A	196,200	$288,705
	Lianhe Chemical Technology Co. Ltd., Class A	494,797	710,108
*	Liao Ning Oxiranchem, Inc. (300082 C2), Class A	100	104
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	224,600	232,486
	Liaoning Cheng Da Co. Ltd., Class A	441,134	722,978
	Liaoning Energy Industry Co. Ltd., Class A	510,500	275,822
#	Liaoning Port Co. Ltd., Class H	1,864,000	194,488
	Lier Chemical Co. Ltd., Class A	494,080	876,526
*	Lifestyle China Group Ltd.	1,898,000	168,343
#*	Lifetech Scientific Corp.	18,192,000	4,712,572
	Lijiang Yulong Tourism Co. Ltd., Class A	378,620	461,227
*	Linewell Software Co. Ltd., Class A	133,100	247,735
	Lingbao Gold Group Co. Ltd., Class H	2,940,000	3,794,397
	Lingyi iTech Guangdong Co., Class A	1,577,100	1,961,023
#Ω	Linklogis, Inc., Class B	4,649,500	1,302,471
*	Liuzhou Iron & Steel Co. Ltd., Class A	931,417	819,956
#	Livzon Pharmaceutical Group, Inc., Class H	1,288,717	6,168,696
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	301,740	751,848
#	LK Technology Holdings Ltd.	3,870,000	1,558,275
	Loncin Motor Co. Ltd., Class A	639,729	1,068,218
#Ω	Longfor Group Holdings Ltd.	10,959,000	13,640,208
	Longhua Technology Group Luoyang Co. Ltd., Class A	438,831	537,067

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	LONGi Green Energy Technology Co. Ltd., Class A	564,715	$1,234,820
	Longshine Technology Group Co. Ltd., Class A	244,551	689,932
	Lonking Holdings Ltd.	15,402,000	5,198,171
	Lontium Semiconductor Corp., Class A	24,035	221,402
*	Lotus Holdings Co. Ltd.	584,400	499,772
	Lucky Harvest Co. Ltd., Class A	150,410	853,593
	Luenmei Quantum Co. Ltd., Class A	493,705	411,647
	Luoniushan Co. Ltd., Class A	625,300	548,494
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	195,697	176,497
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	207,390	953,423
	Lushang Freda Pharmaceutical Co. Ltd., Class A	468,800	543,935
	Luxi Chemical Group Co. Ltd., Class A	731,400	1,179,640
	Luxin Venture Capital Group Co. Ltd., Class A	327,500	566,760
	Luxshare Precision Industry Co. Ltd., Class A	1,375,261	6,959,480
	Luyang Energy-Saving Materials Co. Ltd.	271,310	404,380
#*Ω	Luye Pharma Group Ltd.	14,098,500	7,714,195
	Luzhou Laojiao Co. Ltd., Class A	270,747	4,619,582
	Lygend Resources & Technology Co. Ltd.-H	11,400	21,421
#*	Maanshan Iron & Steel Co. Ltd., Class H	9,834,177	2,727,822
	Maccura Biotechnology Co. Ltd., Class A	345,473	614,317
*	Malion New Materials Co. Ltd., Class A	183,150	318,001
	Mango Excellent Media Co. Ltd., Class A	563,697	1,722,199
		Shares	Value»
CHINA — (Continued)
#Ω	Maoyan Entertainment	3,035,200	$3,009,368
*	Marssenger Kitchenware Co. Ltd., Class A	131,000	256,940
	Maxscend Microelectronics Co. Ltd., Class A	30,388	312,901
	Maxvision Technology Corp., Class A	101,500	447,570
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	173,200	684,512
*	MCC Meili Cloud Computing Industry Investment Co. Ltd., Class A	30,200	55,045
Ω	Medlive Technology Co. Ltd.	339,500	692,096
	Mehow Innovative Ltd., Class A	122,080	313,251
	MeiG Smart Technology Co. Ltd., Class A	27,200	167,558
	Meihua Holdings Group Co. Ltd., Class A	785,600	1,227,826
	Meilleure Health International Industry Group Ltd.	420,000	13,259
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	922,200	654,226
Ω	Meitu, Inc.	9,430,500	14,421,515
*Ω	Meituan, Class B	6,401,360	98,757,232
	Mesnac Co. Ltd., Class A	841,600	1,007,725
	Metallurgical Corp. of China Ltd., Class H	10,926,000	2,365,357
	M-Grass Ecology & Environment Group Co. Ltd., Class A	896,623	526,841
*Ω	Microport Cardioflow Medtech Corp.	940,000	166,849
#	MicroPort NeuroScientific Corp.	43,777	79,945
#*	Microport Scientific Corp.	2,232,200	4,034,786
	Micro-Tech Nanjing Co. Ltd., Class A	75,463	866,868
	Midea Group Co. Ltd., Class A	1,183,746	11,525,349
#*Ω	Midea Real Estate Holding Ltd.	2,330,400	1,284,688

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	91,900	$683,303
*	Min Xin Holdings Ltd.	742,000	315,262
	Ming Yang Smart Energy Group Ltd., Class A	391,416	602,977
#	Ming Yuan Cloud Group Holdings Ltd.	5,075,000	2,075,753
*	Mingfa Group International Co. Ltd.	3,695,000	75,351
	MINISO Group Holding Ltd.	2,393,800	11,394,655
	Minmetals Capital Co. Ltd., Class A	499,900	414,966
*	Minmetals Development Co. Ltd., Class A	779,000	861,829
*	Minmetals Land Ltd.	9,937,644	517,137
	Minth Group Ltd.	6,615,000	21,836,369
*	Miracle Automation Engineering Co. Ltd., Class A	77,100	169,886
	Miracll Chemicals Co. Ltd., Class A	38,575	91,287
	Mloptic Corp., Class A	1,200	55,224
	MLS Co. Ltd., Class A	619,700	726,477
#*	MMG Ltd.	42,530,799	20,679,358
*Ω	Mobvista, Inc.	3,069,000	3,493,365
*	MOG Digitech Holdings Ltd.	780,000	55,824
	Monalisa Group Co. Ltd., Class A	55,155	67,919
	Montage Technology Co. Ltd., Class A	15,822	186,278
	Moon Environment Technology Co. Ltd., Class A	867,490	1,534,524
#	Morimatsu International Holdings Co. Ltd.	1,557,000	1,799,288
	Motic Xiamen Electric Group Co. Ltd., Class A	168,800	380,479
*	Mount Everest Gold Group Co. Ltd.	865,000	168,431
	Muyuan Foods Co. Ltd., Class A	1,170,877	7,533,314
*††	Myhome Real Estate Development Group Co. Ltd., Class A	1,308,300	0
		Shares	Value»
CHINA — (Continued)
	MYS Group Co. Ltd., Class A	833,000	$427,930
	Nancal Technology Co. Ltd., Class A	79,884	405,042
*	Nanfang Zhongjin Environment Co. Ltd., Class A	1,112,700	588,744
	Nanhua Futures Co. Ltd., Class A	466,400	1,475,026
	NanJi E-Commerce Co. Ltd., Class A	677,950	348,838
	Nanjing Cosmos Chemical Co. Ltd., Class A	293,480	606,318
	Nanjing Hanrui Cobalt Co. Ltd., Class A	136,220	692,759
	Nanjing Iron & Steel Co. Ltd., Class A	2,527,900	1,595,967
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	275,128	451,605
	Nanjing Pharmaceutical Co. Ltd., Class A	1,077,100	776,627
	Nanjing Securities Co. Ltd., Class A	479,160	547,260
*	Nanjing Tanker Corp., Class A	1,500,600	593,638
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	779,048	807,193
	Nantong Jianghai Capacitor Co. Ltd., Class A	384,800	1,272,270
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	211,800	660,681
	NARI Technology Co. Ltd., Class A	899,226	2,733,600
	National Silicon Industry Group Co. Ltd., Class A	39,130	100,823
*	Nations Technologies, Inc., Class A	21,600	75,158
	Natural Food International Holding Ltd.	202,000	20,306
	NAURA Technology Group Co. Ltd., Class A	51,030	2,370,087
*	NavInfo Co. Ltd., Class A	399,600	465,314
*	Nayuki Holdings Ltd.	1,000,000	194,818

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	NBTM New Materials Group Co. Ltd., Class A	282,400	$936,933
	NetDragon Websoft Holdings Ltd.	2,359,000	3,258,152
*Ω	NetEase Cloud Music, Inc.	33,450	1,083,804
	NetEase, Inc. (9999 HK)	3,062,200	80,052,765
	NetEase, Inc. (NTES US), ADR	103,456	13,480,317
	Neusoft Corp., Class A	437,000	595,477
	Neutech Group Ltd.	189,600	93,057
	New China Life Insurance Co. Ltd., Class H	4,622,100	29,576,400
	New Hope Dairy Co. Ltd., Class A	280,100	633,522
*	New Hope Liuhe Co. Ltd., Class A	678,832	906,004
*	New Journey Health Technology Group Co. Ltd., Class A	1,047,400	322,663
	New Trend International Logis-Tech Co. Ltd., Class A	180,255	304,785
	Neway Valve Suzhou Co. Ltd., Class A	242,900	971,815
*	Newborn Town, Inc.	2,170,000	2,927,931
	Newland Digital Technology Co. Ltd., Class A	317,789	1,314,622
	Nexteer Automotive Group Ltd.	7,388,000	5,513,279
#*	Nine Dragons Paper Holdings Ltd.	12,167,000	6,672,262
*	Ninestar Corp., Class A	191,328	624,682
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	141,900	163,581
	Ningbo Boway Alloy Material Co. Ltd., Class A	288,700	712,642
	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	69,300	136,871
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	197,800	527,558
	Ningbo Huaxiang Electronic Co. Ltd., Class A	656,100	1,821,832
		Shares	Value»
CHINA — (Continued)
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	365,100	$588,268
	Ningbo Jintian Copper Group Co. Ltd., Class A	1,142,700	1,239,543
	Ningbo Joyson Electronic Corp., Class A	469,231	1,190,114
	Ningbo Orient Wires & Cables Co. Ltd., Class A	102,157	672,007
	Ningbo Peacebird Fashion Co. Ltd., Class A	336,700	671,853
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	196,256	607,372
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	375,058	1,170,623
*	Ningbo Shanshan Co. Ltd., Class A	300,500	419,204
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	122,000	284,221
	Ningbo Tuopu Group Co. Ltd., Class A	194,876	1,239,265
	Ningbo Xusheng Group Co. Ltd., Class A	339,840	625,842
	Ningbo Yongxin Optics Co. Ltd., Class A	28,200	339,551
	Ningbo Yunsheng Co. Ltd., Class A	686,400	1,131,081
	Ningbo Zhoushan Port Co. Ltd., Class A	1,013,670	510,730
	Ningxia Baofeng Energy Group Co. Ltd., Class A	1,472,700	3,176,965
	Ningxia Building Materials Group Co. Ltd., Class A	194,600	368,856
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	95,600	224,135
*	Ningxia Western Venture Industrial Co. Ltd., Class A	503,000	372,394
#*	Niu Technologies, Sponsored ADR	211,104	759,974
	NKY Medical Holdings Ltd., Class A	257,950	594,381
	Noah Holdings Ltd., Sponsored ADR	95,429	1,159,462

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	Nongfu Spring Co. Ltd., Class H	4,826,200	$27,884,068
	Norinco International Cooperation Ltd., Class A	846,073	1,292,416
	North China Pharmaceutical Co. Ltd., Class A	1,000,800	957,318
	North Copper Co. Ltd., Class A	412,200	607,059
*	North Electro-Optic Co. Ltd., Class A	130,900	380,593
	North Huajin Chemical Industries Co. Ltd., Class A	899,512	653,642
*	North Industries Group Red Arrow Co. Ltd., Class A	381,965	1,155,972
	Northeast Pharmaceutical Group Co. Ltd., Class A	1,600,662	1,387,667
	Northeast Securities Co. Ltd., Class A	661,227	755,153
	Northking Information Technology Co. Ltd., Class A	379,306	1,085,652
	Novoray Corp., Class A	91,780	739,703
*	NSFOCUS Technologies Group Co. Ltd., Class A	274,070	302,586
*	Nuode New Materials Co. Ltd., Class A	820,000	712,185
	NYOCOR Co. Ltd., Class A	556,700	425,756
#*Ω	Ocumension Therapeutics	856,500	1,120,099
*	Offcn Education Technology Co. Ltd., Class A	970,800	398,680
	Offshore Oil Engineering Co. Ltd., Class A	1,225,122	938,400
*	OFILM Group Co. Ltd., Class A	497,000	777,526
	Olympic Circuit Technology Co. Ltd., Class A	273,080	1,283,471
	OmniVision Integrated Circuits Group, Inc.	25,488	427,480
#	Onewo, Inc., Class H	932,800	2,663,120
	Oppein Home Group, Inc., Class A	120,890	865,312
	Opple Lighting Co. Ltd., Class A	213,321	547,745
		Shares	Value»
CHINA — (Continued)
	OPT Machine Vision Tech Co. Ltd., Class A	29,277	$397,299
	ORG Technology Co. Ltd., Class A	1,849,800	1,383,948
	Orient International Enterprise Ltd., Class A	529,367	544,597
	Orient Overseas International Ltd.	622,500	11,200,191
Ω	Orient Securities Co. Ltd., Class H	2,344,800	2,254,211
*	Oriental Energy Co. Ltd., Class A	550,729	785,353
	Oriental Pearl Group Co. Ltd., Class A	595,141	636,380
#*	OSL Group Ltd.	8,000	16,759
*	Ourpalm Co. Ltd., Class A	438,300	335,105
	Ovctek China, Inc., Class A	205,440	510,016
*	Pacific Securities Co. Ltd., Class A	523,800	291,825
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	284,963	716,395
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	2,411,831	904,300
*	PCI Technology Group Co. Ltd., Class A	676,340	537,114
*	PDD Holdings, Inc., ADR	1,216,709	138,035,636
*Ω	Peijia Medical Ltd.	1,597,000	1,747,678
*	Peking University Resources Holdings Co. Ltd.	502,500	10,344
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	3,368,870	0
	People.cn Co. Ltd., Class A	77,800	219,890
	People's Insurance Co. Group of China Ltd. , Class H	25,651,000	19,706,840
*	Perennial Energy Holdings Ltd.	710,000	78,460
	Perfect World Co. Ltd., Class A	161,000	324,979
	PetroChina Co. Ltd., Class H	96,738,000	94,535,393
	PharmaBlock Sciences Nanjing, Inc., Class A	113,600	775,206

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	Pharmaron Beijing Co. Ltd., Class H	1,497,450	$4,315,576
*	Phenix Optical Co. Ltd., Class A	53,600	156,451
	PhiChem Corp., Class A	249,005	678,485
	PICC Property & Casualty Co. Ltd., Class H	19,579,398	40,638,639
	Ping An Bank Co. Ltd., Class A	4,109,901	6,982,598
#Ω	Ping An Healthcare & Technology Co. Ltd.	9,302,005	14,585,831
	Ping An Insurance Group Co. of China Ltd., Class H	23,334,500	160,199,761
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	863,638	950,510
	PNC Process Systems Co. Ltd., Class A	177,720	614,123
	POCO Holding Co. Ltd., Class A	42,860	354,218
*	Polaris Bay Group Co. Ltd., Class A	579,000	585,948
	Poly Developments & Holdings Group Co. Ltd., Class A	1,264,405	1,400,678
	Poly Property Group Co. Ltd.	16,399,987	3,233,148
	Poly Property Services Co. Ltd., Class H	1,240,400	5,505,450
*	Pony Testing International Group Co. Ltd., Class A	265,070	317,774
Ω	Pop Mart International Group Ltd.	2,162,600	67,459,853
*	Porton Pharma Solutions Ltd., Class A	334,300	1,098,660
Ω	Postal Savings Bank of China Co. Ltd., Class H	23,490,000	16,593,578
	Pou Sheng International Holdings Ltd.	16,009,609	1,017,271
	Power Construction Corp. of China Ltd., Class A	2,700,800	2,560,396
*	Powerwin Tech Group Ltd.	536,000	189,436
	Prinx Chengshan Holdings Ltd.	660,000	655,796
		Shares	Value»
CHINA — (Continued)
*	Productive Technologies Co. Ltd.	1,154,000	$31,350
	Pulike Biological Engineering, Inc., Class A	131,400	270,442
	PW Medtech Group Ltd.	3,801,000	685,329
	Pylon Technologies Co. Ltd., Class A	45,089	267,934
#	Q Technology Group Co. Ltd.	2,854,000	4,301,815
*	Qi An Xin Technology Group, Inc., Class A	70,001	349,511
	Qianhe Condiment & Food Co. Ltd., Class A	299,015	492,882
#	Qifu Technology, Inc., ADR	1,029,222	35,333,191
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	346,200	579,011
	Qingdao Citymedia Co. Ltd., Class A	543,833	524,284
	Qingdao East Steel Tower Stock Co. Ltd., Class A	811,575	1,103,953
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	231,501	548,333
	Qingdao Gaoce Technology Co. Ltd., Class A	360,099	522,398
	Qingdao Gon Technology Co. Ltd., Class A	174,800	873,828
	Qingdao Haier Biomedical Co. Ltd., Class A	237,232	1,088,404
	Qingdao Hanhe Cable Co. Ltd., Class A	1,434,192	690,604
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	256,940	428,389
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	25,100	594,597
	Qingdao NovelBeam Technology Co. Ltd., Class A	28,435	164,491

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Qingdao Port International Co. Ltd., Class H	2,642,000	$2,196,448
	Qingdao Rural Commercial Bank Corp., Class A	1,531,267	744,291
	Qingdao Sentury Tire Co. Ltd., Class A	287,460	764,128
	Qingdao TGOOD Electric Co. Ltd., Class A	164,900	516,052
*	Qinghai Salt Lake Industry Co. Ltd., Class A	999,300	2,501,457
#*	Qingling Motors Co. Ltd., Class H	5,448,000	553,547
	Qinhuangdao Port Co. Ltd., Class H	4,826,000	1,352,716
*	QuantumCTek Co. Ltd., Class A	2,968	112,667
*	Qudian, Inc., Sponsored ADR	495,619	2,002,301
	Queclink Wireless Solutions Co. Ltd., Class A	146,350	258,888
	Quectel Wireless Solutions Co. Ltd., Class A	62,034	699,274
	Quick Intelligent Equipment Co. Ltd., Class A	126,100	458,069
#*	Radiance Holdings Group Co. Ltd.	2,385,000	850,408
	Rainbow Digital Commercial Co. Ltd., Class A	1,046,194	821,655
	Range Intelligent Computing Technology Group Co. Ltd., Class A	50,700	349,321
	Rayhoo Motor Dies Co. Ltd., Class A	105,944	574,771
	Raytron Technology Co. Ltd., Class A	36,484	331,025
	Realcan Pharmaceutical Group Co. Ltd., Class A	834,100	363,127
	Red Avenue New Materials Group Co. Ltd., Class A	61,900	279,549
#*Ω	Red Star Macalline Group Corp. Ltd., Class H	3,464,914	691,743
	Renhe Pharmacy Co. Ltd., Class A	933,500	762,249
		Shares	Value»
CHINA — (Continued)
*	REPT BATTERO Energy Co. Ltd.	7,600	$11,181
	Rianlon Corp., Class A	142,100	621,085
	Richinfo Technology Co. Ltd., Class A	118,700	468,579
*	Risen Energy Co. Ltd., Class A	877,208	1,233,621
*	RiseSun Real Estate Development Co. Ltd., Class A	1,098,102	214,509
	Riyue Heavy Industry Co. Ltd., Class A	312,825	525,781
	Rizhao Port Co. Ltd., Class A	3,046,500	1,354,073
	RoboTechnik Intelligent Technology Co. Ltd., Class A	24,760	616,879
	Rockchip Electronics Co. Ltd., Class A	25,200	565,112
*	RongFa Nuclear Equipment Co. Ltd., Class A	776,300	836,290
	Rongsheng Petrochemical Co. Ltd., Class A	1,830,978	2,322,815
*	Roshow Technology Co. Ltd., Class A	423,700	439,826
	Ruida Futures Co. Ltd., Class A	196,651	587,580
	Runjian Co. Ltd., Class A	124,963	758,457
	SAIC Motor Corp. Ltd., Class A	918,355	2,187,503
	Sailun Group Co. Ltd., Class A	806,500	1,441,860
	Sanan Optoelectronics Co. Ltd., Class A	452,500	784,589
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	36,100	50,693
	Sangfor Technologies, Inc., Class A	18,772	280,488
	Sanjiang Shopping Club Co. Ltd., Class A	297,500	468,006
	Sanquan Food Co. Ltd., Class A	407,330	624,748
*	Sansteel Minguang Co. Ltd. Fujian, Class A	1,339,556	919,626
	Sansure Biotech, Inc., Class A	133,807	408,735
*	Sanwei Holding Group Co. Ltd., Class A	333,300	491,143

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Sany Heavy Equipment International Holdings Co. Ltd.	9,234,500	$8,660,961
	Sany Heavy Industry Co. Ltd., Class A	847,341	2,345,536
	Satellite Chemical Co. Ltd., Class A	1,211,883	3,275,762
	SDIC Capital Co. Ltd., Class A	466,300	489,064
	SDIC Power Holdings Co. Ltd., Class A	1,011,516	2,214,248
	Sealand Securities Co. Ltd., Class A	1,346,700	784,636
*	Seazen Group Ltd.	18,081,047	5,763,627
*	Seazen Holdings Co. Ltd., Class A	296,981	601,416
	S-Enjoy Service Group Co. Ltd.	2,340,000	834,650
	Seres Group Co. Ltd., Class A	157,625	2,770,684
	SF Holding Co. Ltd., Class A	1,155,555	7,376,491
	SG Micro Corp., Class A	31,980	315,953
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	539,710	314,000
	Shaanxi Coal Industry Co. Ltd., Class A	3,029,900	8,470,371
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	1,234,100	666,562
*	Shaanxi Heimao Coking Co. Ltd., Class A	879,800	440,564
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,472,746	1,397,754
	Shandong Bohui Paper Industrial Co. Ltd., Class A	862,500	584,506
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	384,887	972,690
*	Shandong Chenming Paper Holdings Ltd., Class H	2,811,533	274,316
	Shandong Dawn Polymer Co. Ltd., Class A	211,200	719,462
	Shandong Denghai Seeds Co. Ltd., Class A	605,300	838,664
		Shares	Value»
CHINA — (Continued)
	Shandong Dongyue Silicone Material Co. Ltd., Class A	539,200	$729,714
Ω	Shandong Gold Mining Co. Ltd., Class H	2,190,500	6,773,930
*	Shandong Haihua Co. Ltd., Class A	539,800	444,811
	Shandong Head Group Co. Ltd., Class A	189,126	346,201
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	288,241	2,240,352
	Shandong Hi-speed Co. Ltd., Class A	233,625	327,171
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	997,600	810,261
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	515,061	1,714,256
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	695,060	337,737
	Shandong Humon Smelting Co. Ltd., Class A	524,356	845,258
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	190,300	491,397
	Shandong Jinjing Science & Technology Co. Ltd., Class A	1,118,471	788,256
	Shandong Linglong Tyre Co. Ltd., Class A	543,382	1,148,337
	Shandong Lukang Pharma, Class A	564,800	823,202
	Shandong Nanshan Aluminum Co. Ltd., Class A	2,799,880	1,525,750
	Shandong Pharmaceutical Glass Co. Ltd., Class A	250,000	788,771
	Shandong Publishing & Media Co. Ltd., Class A	852,100	1,065,905

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Sun Paper Industry JSC Ltd., Class A	961,588	$1,859,437
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	121,100	1,065,865
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	18,590,000	16,348,209
	Shandong WIT Dyne Health Co. Ltd., Class A	184,500	846,779
	Shandong Xiantan Co. Ltd., Class A	633,563	537,734
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	1,303,200	1,341,963
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	676,000	832,033
	Shanghai Acrel Co. Ltd., Class A	107,100	328,337
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	562,100	561,992
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	141,400	274,524
*	Shanghai AJ Group Co. Ltd., Class A	962,935	807,038
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	79,179	1,066,414
	Shanghai AtHub Co. Ltd., Class A	305,310	1,117,720
	Shanghai Bailian Group Co. Ltd., Class A	589,600	805,078
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	238,358	796,351
	Shanghai Baolong Automotive Corp., Class A	109,100	585,349
	Shanghai Baosight Software Co. Ltd., Class A	250,362	858,642
	Shanghai Baosteel Packaging Co. Ltd., Class A	762,664	527,511
	Shanghai Belling Co. Ltd., Class A	26,200	123,950
		Shares	Value»
CHINA — (Continued)
*Ω	Shanghai Bio-heart Biological Technology Co. Ltd., Class H	81,000	$42,900
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	31,544	574,379
	Shanghai Bright Meat Group Co. Ltd., Class A	558,700	589,970
	Shanghai Chicmax Cosmetic Co. Ltd.	65,900	632,231
	Shanghai Chinafortune Co. Ltd., Class A	504,631	1,082,592
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	489,200	684,698
	Shanghai Construction Group Co. Ltd., Class A	2,729,435	917,241
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	666,985	521,536
	Shanghai Datun Energy Resources Co. Ltd., Class A	664,100	1,103,278
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	334,000	100,529
*	Shanghai DZH Ltd., Class A	90,200	164,477
#*	Shanghai Electric Group Co. Ltd., Class H	6,970,000	2,842,956
	Shanghai Electric Power Co. Ltd., Class A	498,406	655,729
	Shanghai Environment Group Co. Ltd., Class A	478,675	535,152
*	Shanghai Feilo Acoustics Co. Ltd., Class A	266,900	211,130
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	29,200	43,239
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,647,000	4,019,364

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	714,000	$2,858,973
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	632,000	328,815
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	73,947	486,708
*	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	63,832	235,187
	Shanghai Gench Education Group Ltd.	52,000	19,038
	Shanghai Gentech Co. Ltd., Class A	121,719	607,220
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	328,048	776,755
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	185,280	662,849
*Ω	Shanghai Henlius Biotech, Inc., Class H	69,700	620,586
	Shanghai Huace Navigation Technology Ltd., Class A	116,949	572,238
	Shanghai Huafon Aluminium Corp., Class A	270,800	588,429
	Shanghai Huayi Group Co. Ltd., Class A	654,200	754,202
	Shanghai Industrial Holdings Ltd.	3,165,000	5,900,190
*	Shanghai Industrial Urban Development Group Ltd.	16,019,025	691,797
#*	Shanghai INT Medical Instruments Co. Ltd.	96,000	343,223
	Shanghai International Airport Co. Ltd., Class A	40,400	180,485
	Shanghai Jahwa United Co. Ltd., Class A	159,500	487,430
		Shares	Value»
CHINA — (Continued)
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	275,662	$863,940
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	240,433	360,024
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	585,400	552,012
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	53,300	140,584
	Shanghai Liangxin Electrical Co. Ltd., Class A	582,891	780,115
	Shanghai Lingang Holdings Corp. Ltd., Class A	506,440	649,745
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	138,600	169,140
	Shanghai M&G Stationery, Inc., Class A	190,499	814,594
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	230,900	812,977
*	Shanghai Medicilon, Inc., Class A	50,608	444,157
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	49,078	750,410
*	Shanghai Milkground Food Tech Co. Ltd., Class A	224,400	830,089
	Shanghai Moons' Electric Co. Ltd., Class A	5,400	44,083
*	Shanghai New Power Automotive Technology Co. Ltd., Class A	371,000	341,141
#	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,410,300	5,438,960
	Shanghai Pioneer Holding Ltd.	3,009,000	850,243
	Shanghai Pret Composites Co. Ltd., Class A	521,200	867,359

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Pudong Construction Co. Ltd., Class A	534,380	$507,582
	Shanghai Pudong Development Bank Co. Ltd., Class A	3,427,519	6,095,558
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	303,899	738,644
	Shanghai QiFan Cable Co. Ltd., Class A	278,600	599,647
	Shanghai RAAS Blood Products Co. Ltd., Class A	591,912	566,827
	Shanghai Runda Medical Technology Co. Ltd., Class A	400,100	1,019,690
	Shanghai Rural Commercial Bank Co. Ltd., Class A	995,600	1,257,470
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	411,000	323,371
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	420,400	669,047
*	Shanghai Stonehill Technology Co. Ltd., Class A	273,126	217,666
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	384,400	554,734
	Shanghai Tunnel Engineering Co. Ltd., Class A	877,895	806,294
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	261,561	405,406
	Shanghai Wanye Enterprises Co. Ltd., Class A	160,310	324,947
	Shanghai Yaoji Technology Co. Ltd., Class A	231,500	843,928
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	669,100	535,096
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	141,157	630,718
		Shares	Value»
CHINA — (Continued)
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	1,011,600	$641,021
	Shanghai Zhonggu Logistics Co. Ltd., Class A	931,400	1,278,398
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	1,126,382	982,601
	Shanjin International Gold Co. Ltd., Class A	550,580	1,377,566
	Shannon Semiconductor Technology Co. Ltd., Class A	79,000	368,557
	Shantou Wanshun New Material Group Co. Ltd., Class A	351,700	274,313
	Shantui Construction Machinery Co. Ltd., Class A	645,400	892,644
	Shanxi Blue Flame Holding Co. Ltd., Class A	1,010,498	984,915
	Shanxi Coal International Energy Group Co. Ltd., Class A	837,600	1,115,514
	Shanxi Coking Co. Ltd., Class A	1,103,497	597,594
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,766,141	1,729,089
	Shanxi Guoxin Energy Corp. Ltd., Class A	1,454,360	557,952
	Shanxi Hi-speed Group Co. Ltd., Class A	1,211,300	827,611
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	1,391,291	1,296,217
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	1,076,748	2,051,146
*	Shanxi Meijin Energy Co. Ltd., Class A	874,700	553,770
	Shanxi Securities Co. Ltd., Class A	405,800	346,357
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	934,292	543,240

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	188,729	$4,690,003
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	299,400	357,637
	Sharetronic Data Technology Co. Ltd., Class A	51,660	550,866
	Shede Spirits Co. Ltd., Class A	84,400	607,001
	Shenergy Co. Ltd., Class A	1,024,033	1,162,262
	Shengda Resources Co. Ltd., Class A	271,930	575,523
	Shenghe Resources Holding Co. Ltd., Class A	403,700	1,218,640
*Ω	Shengjing Bank Co. Ltd., Class H	702,500	106,656
	Shenguan Holdings Group Ltd.	4,272,000	168,378
	Shengyi Electronics Co. Ltd., Class A	62,065	455,706
	Shengyi Technology Co. Ltd., Class A	466,582	2,767,316
	Shenma Industry Co. Ltd., Class A	438,700	540,072
	Shennan Circuits Co. Ltd., Class A	103,457	2,034,367
#Ω	Shenwan Hongyuan Group Co. Ltd., Class H	4,025,600	1,681,263
*	Shenyang Jinbei Automotive Co. Ltd., Class A	664,600	461,158
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	73,617	658,195
	Shenzhen Agricultural Power Group Co. Ltd., Class A	921,538	831,596
	Shenzhen Airport Co. Ltd., Class A	934,083	914,891
	Shenzhen Aisidi Co. Ltd., Class A	795,938	1,384,242
*	Shenzhen Baoming Technology Co. Ltd., Class A	5,300	44,798
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	495,700	695,862
	Shenzhen BSC Technology Co. Ltd., Class A	60,500	278,671
		Shares	Value»
CHINA — (Continued)
	Shenzhen Capchem Technology Co. Ltd., Class A	73,040	$341,457
	Shenzhen Center Power Tech Co. Ltd., Class A	200,200	450,700
	Shenzhen Cereals Holdings Co. Ltd., Class A	581,050	549,244
	Shenzhen Changhong Technology Co. Ltd., Class A	153,000	289,516
	Shenzhen Click Technology Co. Ltd., Class A	222,400	421,953
	Shenzhen Colibri Technologies Co. Ltd., Class A	201,400	467,065
	Shenzhen Comix Group Co. Ltd., Class A	314,200	303,213
	Shenzhen Das Intellitech Co. Ltd., Class A	970,200	446,937
	Shenzhen Desay Battery Technology Co., Class A	300,481	948,422
*	Shenzhen Dynanonic Co. Ltd., Class A	120,687	552,017
	Shenzhen Energy Group Co. Ltd., Class A	817,400	738,848
	Shenzhen Envicool Technology Co. Ltd., Class A	195,845	1,091,050
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	293,460	921,891
#	Shenzhen Expressway Corp. Ltd., Class H	3,812,000	3,280,263
	Shenzhen Farben Information Technology Co. Ltd., Class A	79,600	261,039
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	264,622	695,603
*	Shenzhen Feima International Supply Chain Co. Ltd., Class A	741,800	293,127
*	Shenzhen Fenda Technology Co. Ltd., Class A	55,500	50,501

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	4,629	$78,336
	Shenzhen FRD Science & Technology Co. Ltd., Class A	189,233	616,919
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	519,200	520,623
	Shenzhen Gas Corp. Ltd., Class A	879,816	787,667
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	398,103	612,170
	Shenzhen Goodix Technology Co. Ltd., Class A	11,900	122,141
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	213,100	720,553
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	526,500	429,961
	Shenzhen Honor Electronic Co. Ltd., Class A	33,177	608,116
	Shenzhen Hopewind Electric Co. Ltd., Class A	86,100	453,294
	Shenzhen Huaqiang Industry Co. Ltd., Class A	22,300	79,944
*	Shenzhen Infogem Technologies Co. Ltd., Class A	12,300	69,968
	Shenzhen Inovance Technology Co. Ltd., Class A	147,975	1,297,763
	Shenzhen International Holdings Ltd.	10,811,164	10,810,592
#*	Shenzhen Investment Ltd.	19,647,674	2,246,167
	Shenzhen Invt Electric Co. Ltd., Class A	460,800	520,734
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	333,400	509,618
	Shenzhen Jinjia Group Co. Ltd., Class A	875,400	482,338
		Shares	Value»
CHINA — (Continued)
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	806,500	$697,870
	Shenzhen Kaifa Technology Co. Ltd., Class A	292,821	753,089
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	120,144	290,013
	Shenzhen Kedali Industry Co. Ltd., Class A	91,320	1,384,554
*	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	45,400	119,938
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	603,700	1,313,672
	Shenzhen Kinwong Electronic Co. Ltd., Class A	199,824	1,837,969
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	215,400	691,643
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	463,500	668,873
	Shenzhen Leaguer Co. Ltd., Class A	679,300	765,557
	Shenzhen Lifotronic Technology Co. Ltd., Class A	197,341	372,534
	Shenzhen Megmeet Electrical Co. Ltd., Class A	108,116	889,049
	Shenzhen Microgate Technology Co. Ltd., Class A	508,900	806,267
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	181,372	5,817,796
	Shenzhen MTC Co. Ltd., Class A	1,266,138	790,031
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	856,700	327,351
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	85,400	658,345

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	1,534,701	$601,014
	Shenzhen Noposin Crop Science Co. Ltd., Class A	529,100	830,385
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,601,776	508,713
#	Shenzhen Pagoda Industrial Group Corp. Ltd.	1,710,500	359,634
	Shenzhen Qingyi Photomask Ltd., Class A	100,308	407,573
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	53,000	367,352
	Shenzhen SC New Energy Technology Corp., Class A	113,071	864,770
	Shenzhen SED Industry Co. Ltd., Class A	257,489	805,060
	Shenzhen SEG Co. Ltd., Class A	585,000	659,106
	Shenzhen Senior Technology Material Co. Ltd., Class A	359,770	579,859
	Shenzhen Sinexcel Electric Co. Ltd., Class A	189,550	842,986
	Shenzhen Sunline Tech Co. Ltd., Class A	89,300	209,734
	Shenzhen Sunlord Electronics Co. Ltd., Class A	262,070	1,053,625
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	79,900	297,576
	Shenzhen Sunway Communication Co. Ltd., Class A	200,754	663,234
	Shenzhen Tagen Group Co. Ltd., Class A	1,206,545	594,359
	Shenzhen Topband Co. Ltd., Class A	454,871	873,433
	Shenzhen Topraysolar Co. Ltd., Class A	791,000	397,447
	Shenzhen Topway Video Communication Co. Ltd., Class A	402,400	488,969
		Shares	Value»
CHINA — (Continued)
	Shenzhen Transsion Holdings Co. Ltd., Class A	121,820	$1,286,933
	Shenzhen United Winners Laser Co. Ltd., Class A	122,901	374,044
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	78,000	318,348
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	322,100	1,039,580
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	880,296	554,635
	Shenzhen Yinghe Technology Co. Ltd., Class A	419,786	1,199,064
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	361,100	417,351
*	Shenzhen Ysstech Info-tech Co. Ltd., Class A	27,400	92,287
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	275,880	906,419
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	3,300	51,437
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	2,368,280	1,551,781
	Shenzhou International Group Holdings Ltd.	3,370,600	24,257,402
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	73,800	386,764
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	28,300	91,125
*	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	255,601	575,176
	Shinva Medical Instrument Co. Ltd., Class A	380,640	877,983
#	Shiyue Daotian Group Co. Ltd.	258,000	264,766

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Shoucheng Holdings Ltd.	13,847,640	$3,264,444
	Shougang Century Holdings Ltd.	266,000	18,226
	Shougang Fushan Resources Group Ltd.	20,643,003	7,578,848
††	Shouhang High-Tech Energy Co. Ltd., Class A	1,336,400	13,006
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	1,648,200	1,278,606
	Shui On Land Ltd.	26,574,776	2,596,383
*	Siasun Robot & Automation Co. Ltd., Class A	22,500	52,712
	Sichuan Changhong Electric Co. Ltd., Class A	329,100	450,904
*	Sichuan Chengfei Integration Technology Corp., Class A	160,100	766,654
	Sichuan Chuantou Energy Co. Ltd., Class A	517,808	1,122,093
	Sichuan Development Lomon Co. Ltd., Class A	273,900	426,918
	Sichuan EM Technology Co. Ltd., Class A	560,600	1,362,114
	Sichuan Expressway Co. Ltd., Class H	4,528,000	2,720,522
	Sichuan Furong Technology Co. Ltd., Class A	253,444	332,009
	Sichuan Haite High-tech Co. Ltd., Class A	415,083	633,510
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,753,420	455,336
*	Sichuan Hexie Shuangma Co. Ltd., Class A	419,843	1,136,502
*	Sichuan Hongda Co. Ltd., Class A	431,900	565,168
	Sichuan Injet Electric Co. Ltd., Class A	118,225	797,197
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	72,505	190,937
		Shares	Value»
CHINA — (Continued)
	Sichuan Jiuzhou Electric Co. Ltd., Class A	27,100	$61,760
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	371,963	1,950,757
#*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	25,600	1,350,890
*	Sichuan Lutianhua Co. Ltd., Class A	966,300	604,715
	Sichuan New Energy Power Co. Ltd., Class A	405,000	563,772
	Sichuan Road & Bridge Group Co. Ltd., Class A	2,053,960	2,370,572
	Sichuan Swellfun Co. Ltd., Class A	103,405	594,074
	Sichuan Teway Food Group Co. Ltd., Class A	472,000	740,335
	Sichuan Yahua Industrial Group Co. Ltd., Class A	320,700	619,617
	Sieyuan Electric Co. Ltd., Class A	172,940	1,872,551
#	Sihuan Pharmaceutical Holdings Group Ltd.	25,679,000	4,248,216
	SIIC Environment Holdings Ltd. (807 HK)	259,000	36,213
Ω	Simcere Pharmaceutical Group Ltd.	4,706,000	7,891,328
	Sineng Electric Co. Ltd., Class A	227,500	719,393
	Sino Biopharmaceutical Ltd.	44,962,495	43,060,633
	Sino Wealth Electronic Ltd., Class A	62,139	220,246
	Sino-Agri Leading Biosciences Co. Ltd., Class A	28,900	57,185
	Sinocare, Inc., Class A	91,460	265,761
*	Sinochem International Corp., Class A	963,337	543,050
	Sinofert Holdings Ltd.	16,608,673	2,999,437
	Sinofibers Technology Co. Ltd., Class A	70,000	340,025

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinolink Securities Co. Ltd., Class A	403,500	$519,939
*	Sinolink Worldwide Holdings Ltd.	788,894	1,007,241
	Sinoma International Engineering Co., Class A	1,171,750	1,477,027
	Sinoma Science & Technology Co. Ltd., Class A	195,495	764,635
	Sinomach Automobile Co. Ltd., Class A	1,090,150	963,030
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	603,500	279,009
	Sinomach Precision Industry Group Co. Ltd., Class A	351,000	943,034
	Sinomine Resource Group Co. Ltd., Class A	139,140	698,271
	Sinopec Engineering Group Co. Ltd., Class H	10,926,000	8,483,627
	Sinopec Kantons Holdings Ltd.	7,660,000	4,401,131
*	Sinopec Oilfield Equipment Corp., Class A	775,385	742,429
*	Sinopec Oilfield Service Corp., Class H	16,120,000	1,624,508
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	20,941,000	3,702,494
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	63,467	433,008
	Sinopharm Group Co. Ltd., Class H	9,066,800	21,793,201
	Sino-Platinum Metals Co. Ltd., Class A	307,813	645,423
	Sinoseal Holding Co. Ltd., Class A	131,727	680,208
	Sinosoft Co. Ltd., Class A	228,580	630,664
	Sinosteel Engineering & Technology Co. Ltd., Class A	1,184,268	1,039,146
	Sinosteel New Materials Co. Ltd., Class A	366,200	495,556
#	Sinotrans Ltd., Class H	19,256,000	10,678,644
	Sinotruk Hong Kong Ltd.	5,474,000	16,682,308
		Shares	Value»
CHINA — (Continued)
	Sinotruk Jinan Truck Co. Ltd., Class A	474,273	$1,204,435
	Skshu Paint Co. Ltd., Class A	101,248	538,568
	Skyworth Digital Co. Ltd., Class A	240,699	381,183
*	Skyworth Group Ltd.	208,000	81,765
#Ω	Smoore International Holdings Ltd.	3,419,000	9,218,999
	Snowsky Salt Industry Group Co. Ltd., Class A	920,100	659,220
*	SOHO China Ltd.	15,789,839	1,167,863
*	Sohu.com Ltd., ADR	72,129	1,120,885
	Sokan New Materials Group Co. Ltd., Class A	4,137	21,737
	Solareast Holdings Co. Ltd., Class A	292,800	387,068
	Songcheng Performance Development Co. Ltd., Class A	299,500	355,181
	Sonoscape Medical Corp., Class A	59,900	266,178
	SooChow Securities Co. Ltd., Class A	903,921	1,198,668
#*	South Manganese Investment Ltd.	4,644,000	189,474
	Southern Publishing & Media Co. Ltd., Class A	346,700	686,337
	Southwest Securities Co. Ltd., Class A	1,209,100	761,065
	SPIC Industry-Finance Holdings Co. Ltd., Class A	79,600	74,059
*	SPIC Yuanda Environmental-Protection Co. Ltd., Class A	1,126,700	1,875,901
	Spring Airlines Co. Ltd., Class A	184,900	1,341,417
	SSY Group Ltd.	13,502,506	5,358,895
	Stanley Agricultural Group Co. Ltd., Class A	751,500	920,368
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	1,128,400	1,268,631
	StarPower Semiconductor Ltd., Class A	36,220	430,471
	State Grid Information & Communication Co. Ltd., Class A	316,526	779,319

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	State Grid Yingda Co. Ltd., Class A	768,700	$567,801
	STO Express Co. Ltd., Class A	1,103,600	2,335,886
	Sufa Technology Industry Co. Ltd. CNNC, Class A	67,300	195,844
	Sumavision Technologies Co. Ltd., Class A	737,200	585,945
	Sumec Corp. Ltd., Class A	894,200	1,303,277
	Sun Art Retail Group Ltd.	14,687,500	3,871,359
*	Sun Create Electronics Co. Ltd., Class A	120,797	454,403
#	Sun King Technology Group Ltd.	6,342,000	1,218,007
	Sunflower Pharmaceutical Group Co. Ltd., Class A	591,800	1,351,089
	Sungrow Power Supply Co. Ltd., Class A	338,643	3,380,278
	Suning Universal Co. Ltd., Class A	1,749,300	529,437
	Sunny Optical Technology Group Co. Ltd.	3,287,400	30,458,839
	Sunresin New Materials Co. Ltd., Class A	108,300	777,605
	Sunrise Group Co. Ltd., Class A	664,930	514,725
*	Sunstone Development Co. Ltd., Class A	214,600	677,126
	Suntak Technology Co. Ltd., Class A	571,800	1,051,569
	Sunward Intelligent Equipment Co. Ltd., Class A	746,500	1,372,999
	Sunwoda Electronic Co. Ltd., Class A	196,799	586,944
	Suofeiya Home Collection Co. Ltd., Class A	313,634	594,803
	SUPCON Technology Co. Ltd., Class A	42,934	284,409
	Suzhou Anjie Technology Co. Ltd., Class A	278,400	520,408
		Shares	Value»
CHINA — (Continued)
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	248,367	$2,003,013
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,511,847	759,234
	Suzhou Good-Ark Electronics Co. Ltd., Class A	217,537	298,975
*	Suzhou HYC Technology Co. Ltd., Class A	55,045	208,412
	Suzhou Maxwell Technologies Co. Ltd., Class A	59,773	587,421
	Suzhou Secote Precision Electronic Co. Ltd., Class A	103,544	498,436
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	185,900	406,159
	Suzhou Sushi Testing Group Co. Ltd., Class A	294,721	667,382
	Suzhou TFC Optical Communication Co. Ltd., Class A	126,660	1,843,281
	Suzhou TZTEK Technology Co. Ltd., Class A	62,199	419,789
	Suzhou Veichi Electric Co. Ltd., Class A	49,957	368,820
*	Suzhou Victory Precision Manufacture Co. Ltd., Class A	631,500	269,268
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	11,411	176,671
*	SVG Optronics Co. Ltd., Class A	48,200	141,121
#	SY Holdings Group Ltd.	1,831,500	3,279,099
	Symphony Holdings Ltd.	7,630,000	1,010,632
	SYoung Group Co. Ltd., Class A	223,433	522,299
	T&S Communications Co. Ltd., Class A	25,000	394,398
	Taiji Computer Corp. Ltd., Class A	90,628	311,761

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Taiyuan Heavy Industry Co. Ltd., Class A	2,349,200	$766,944
*	Talkweb Information System Co. Ltd., Class A	62,200	279,773
*	Tangrenshen Group Co. Ltd., Class A	854,285	573,769
	Tangshan Jidong Cement Co. Ltd., Class A	763,707	515,538
	TangShan Port Group Co. Ltd., Class A	1,476,730	831,035
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	1,042,539	792,730
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	34,400	69,382
	Tasly Pharmaceutical Group Co. Ltd., Class A	349,900	796,049
	Tayho Advanced Materials Group Co. Ltd., Class A	488,700	720,840
	TBEA Co. Ltd., Class A	1,205,180	2,261,561
	TCL Electronics Holdings Ltd.	8,352,932	10,817,966
	TCL Technology Group Corp., Class A	4,478,818	2,734,995
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	521,852	590,171
	TDG Holdings Co. Ltd., Class A	474,400	530,067
*††	Tech-Pro, Inc.	37,652,000	0
*	Tellhow Sci-Tech Co. Ltd., Class A	307,200	402,000
	Telling Telecommunication Holding Co. Ltd., Class A	190,300	269,426
	Ten Pao Group Holdings Ltd.	1,144,000	284,692
	Tencent Holdings Ltd.	11,902,700	833,334,183
#	Tencent Music Entertainment Group, ADR	1,103,923	23,171,344
#	Tenfu Cayman Holdings Co. Ltd.	101,000	40,364
	Three Squirrels, Inc., Class A	156,800	564,589
		Shares	Value»
CHINA — (Continued)
	Three's Co. Media Group Co. Ltd., Class A	113,992	$518,595
	Thunder Software Technology Co. Ltd., Class A	11,800	95,734
	Tian An China Investment Co. Ltd.	1,308,357	759,191
	Tian Di Science & Technology Co. Ltd., Class A	834,400	714,648
#	Tian Lun Gas Holdings Ltd.	740,000	319,802
*††	Tian Shan Development Holding Ltd.	1,584,000	0
	Tiande Chemical Holdings Ltd.	496,000	75,877
*	Tianfeng Securities Co. Ltd., Class A	963,100	709,240
#	Tiangong International Co. Ltd.	9,606,000	2,470,724
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	103,284	303,502
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,506,000	1,206,233
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	1,516,051	900,693
	Tianjin Development Holdings Ltd.	1,963,800	649,226
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	56,221	289,890
	Tianjin Port Co. Ltd., Class A	884,028	567,042
	Tianjin Port Development Holdings Ltd.	11,861,200	1,088,027
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	320,970	938,748
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	923,601	560,831
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	894,400	758,480
*	Tianma Microelectronics Co. Ltd., Class A	793,112	1,016,719

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianneng Battery Group Co. Ltd., Class A	115,564	$441,489
#	Tianneng Power International Ltd.	7,163,952	6,188,653
#*	Tianqi Lithium Corp., Class H	474,600	2,133,469
	Tianrun Industry Technology Co. Ltd., Class A	1,010,800	865,786
	Tianshan Aluminum Group Co. Ltd., Class A	1,628,800	2,059,207
*	TianShan Material Co. Ltd., Class A	458,401	336,659
	Tianshui Huatian Technology Co. Ltd., Class A	618,107	858,341
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	63,700	279,244
	Tibet Huayu Mining Co. Ltd., Class A	130,500	352,631
	Tibet Mineral Development Co. Ltd., Class A	113,800	344,001
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	98,110	579,577
*	Tibet Water Resources Ltd.	6,597,000	359,780
	Time Interconnect Technology Ltd.	2,021,000	2,405,281
	Tingyi Cayman Islands Holding Corp.	9,008,000	13,316,192
	Titan Wind Energy Suzhou Co. Ltd., Class A	1,031,459	930,725
	TK Group Holdings Ltd.	466,000	144,034
	TKD Science & Technology Co. Ltd., Class A	197,108	413,268
	Tofflon Science & Technology Group Co. Ltd., Class A	386,444	820,682
	Toly Bread Co. Ltd., Class A	977,334	744,473
	Tomson Group Ltd.	3,087,259	1,262,411
#	Tong Ren Tang Technologies Co. Ltd., Class H	4,433,000	2,972,849
	Tongcheng Travel Holdings Ltd.	8,107,600	20,314,639
		Shares	Value»
CHINA — (Continued)
	Tongdao Liepin Group	1,549,600	$822,073
*	Tongding Interconnection Information Co. Ltd., Class A	570,600	387,315
	TongFu Microelectronics Co. Ltd., Class A	334,815	1,304,355
	Tongguan Gold Group Ltd.	306,000	70,347
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	403,460	464,998
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	48,100	154,279
	Tongkun Group Co. Ltd., Class A	568,666	977,417
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	1,114,400	1,176,032
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,337,900	1,609,407
*	Tongwei Co. Ltd., Class A	491,976	1,394,636
	Tongyu Heavy Industry Co. Ltd., Class A	2,276,700	878,090
	Topchoice Medical Corp., Class A	100,102	638,857
	Topsec Technologies Group, Inc., Class A	658,100	733,505
Ω	Topsports International Holdings Ltd.	18,027,000	7,272,958
	Toread Holdings Group Co. Ltd., Class A	170,000	204,873
	Towngas Smart Energy Co. Ltd.	5,127,654	2,604,038
*	TPV Technology Co. Ltd., Class A	1,741,000	575,094
*Ω	Transcenta Holding Ltd.	272,500	132,976
	Transfar Zhilian Co. Ltd., Class A	789,198	668,922
	TravelSky Technology Ltd., Class H	5,311,938	8,445,352
	Triangle Tyre Co. Ltd., Class A	300,600	577,306
*	Trigiant Group Ltd.	6,560,000	272,518

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Trina Solar Co. Ltd., Class A	368,090	$791,472
	Trip.com Group Ltd. (TCOM US), ADR	913,870	56,614,247
#*	Triumph New Energy Co. Ltd., Class H	1,222,000	725,374
	Triumph Science & Technology Co. Ltd., Class A	315,500	524,270
*††	Trony Solar Holdings Co. Ltd.	2,133,000	0
*	Troy Information Technology Co. Ltd., Class A	179,300	200,926
*	TRS Information Technology Corp. Ltd., Class A	41,900	142,888
*	Truking Technology Ltd., Class A	345,600	410,942
	Truly International Holdings Ltd.	13,603,000	2,039,417
#Ω	Tsaker New Energy Tech Co. Ltd.	220,500	22,113
*	Tsinghua Tongfang Co. Ltd., Class A	419,900	429,862
	Tsingtao Brewery Co. Ltd., Class H	2,304,000	14,637,197
	TSP Wind Power Group Co. Ltd.	857,600	855,947
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	2,895,700	28,180
	Tungkong, Inc., Class A	142,800	233,509
	Tuniu Corp., Sponsored ADR	88,047	69,557
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	62,739	604,400
	Unilumin Group Co. Ltd., Class A	669,131	658,755
	Uni-President China Holdings Ltd.	11,492,308	14,519,028
	Unisplendour Corp. Ltd., Class A	198,320	678,191
#	United Energy Group Ltd.	9,285,100	672,686
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	544,633	1,199,468
††	Untrade.China Dili	10,753,661	169,593
*††	Untrade.Lumena Newmat	391,649	0
*	UTour Group Co. Ltd., Class A	499,300	526,553
		Shares	Value»
CHINA — (Continued)
	V V Food & Beverage Co. Ltd., Class A	1,007,800	$481,092
	Valiant Co. Ltd., Class A	512,727	900,168
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	148,028	373,633
	Vats Liquor Chain Store Management JSC Ltd. (300755 CH), Class A	7,900	19,940
	Vatti Corp. Ltd., Class A	632,300	562,152
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	166,700	612,874
Ω	VCredit Holdings Ltd.	109,600	47,871
#*Ω	Venus MedTech Hangzhou, Inc., Class H	408,500	176,913
*	Venustech Group, Inc., Class A	183,400	405,200
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	2,926	40,214
	Victory Giant Technology Huizhou Co. Ltd., Class A	278,500	7,380,558
	Vipshop Holdings Ltd., ADR	2,834,972	42,779,727
*	Visionox Technology, Inc., Class A	499,500	652,110
	Visual China Group Co. Ltd., Class A	67,400	201,793
*Ω	Viva Biotech Holdings	6,158,000	1,302,505
#*	Vnet Group, Inc., ADR	346,697	2,881,052
	Walvax Biotechnology Co. Ltd., Class A	224,200	389,914
*	Wanda Film Holding Co. Ltd., Class A	275,000	446,342
*	Wanda Hotel Development Co. Ltd.	131,000	10,680
	Wangneng Environment Co. Ltd., Class A	399,191	934,205
	Wangsu Science & Technology Co. Ltd., Class A	382,517	578,364
#	Wanguo Gold Group Ltd.	1,000,000	3,858,263

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wanhua Chemical Group Co. Ltd., Class A	879,528	$7,601,335
	Want Want China Holdings Ltd.	29,515,000	21,332,675
	Wanxiang Qianchao Co. Ltd., Class A	1,235,519	1,293,522
	Warom Technology, Inc. Co., Class A	206,414	604,685
	Wasion Holdings Ltd.	4,776,000	5,188,464
	Wasu Media Holding Co. Ltd., Class A	734,500	839,155
	Weibo Corp. (9898 HK), Class A	9,600	93,736
#	Weibo Corp. (WB US), Sponsored ADR	552,309	5,324,259
	Weichai Power Co. Ltd., Class H	11,822,120	25,061,310
	Weifu High-Technology Group Co. Ltd., Class A	236,747	633,561
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	165,200	246,134
	Weihai Guangwei Composites Co. Ltd., Class A	176,520	743,073
#	Weilong Delicious Global Holdings Ltd.	390,000	581,837
#*	WellCell Holdings Co. Ltd.	152,800	157,100
	Wellhope Foods Co. Ltd., Class A	591,244	700,883
	Wencan Group Co. Ltd., Class A	215,400	619,571
	Wens Foodstuff Group Co. Ltd., Class A	1,533,566	3,684,314
	Wenzhou Yihua Connector Co. Ltd., Class A	76,200	411,085
#	West China Cement Ltd.	21,952,000	5,599,116
	Western Metal Materials Co. Ltd., Class A	222,800	660,147
	Western Mining Co. Ltd., Class A	675,800	1,565,532
	Western Region Gold Co. Ltd., Class A	367,200	972,577
	Western Securities Co. Ltd., Class A	816,630	948,956
		Shares	Value»
CHINA — (Continued)
	Western Superconducting Technologies Co. Ltd., Class A	102,647	$776,718
#	Wharf Holdings Ltd.	2,306,000	6,558,248
	Willfar Information Technology Co. Ltd., Class A	70,815	335,255
	Winall Hi-Tech Seed Co. Ltd., Class A	315,815	397,962
	Windey Energy Technology Group Co. Ltd., Class A	347,538	610,705
	Wingtech Technology Co. Ltd., Class A	129,997	666,565
	Winner Medical Co. Ltd., Class A	88,325	490,174
	Winning Health Technology Group Co. Ltd., Class A	491,000	739,189
	Wolong Electric Group Co. Ltd., Class A	278,994	882,503
*	World Union Group, Inc., Class A	1,047,377	345,356
	Wuchan Zhongda Group Co. Ltd., Class A	1,140,550	853,673
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	54,940	471,031
	Wuhan East Lake High Technology Group Co. Ltd., Class A	300,200	384,581
	Wuhan Easydiagnosis Biomedicine Co. Ltd., Class A	81,696	250,184
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	186,300	343,297
*	Wuhan Guide Infrared Co. Ltd., Class A	90,000	146,743
*	Wuhan Jingce Electronic Group Co. Ltd., Class A	13,800	114,442
*	Wuhan P&S Information Technology Co. Ltd., Class A	55,400	74,205
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	185,500	763,378
	Wuhu Token Science Co. Ltd., Class A	763,240	638,196

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuliangye Yibin Co. Ltd., Class A	841,312	$14,150,959
	Wuling Motors Holdings Ltd.	1,060,000	64,847
	WUS Printed Circuit Kunshan Co. Ltd., Class A	323,380	2,512,847
	Wushang Group Co. Ltd., Class A	573,600	746,987
#Ω	WuXi AppTec Co. Ltd., Class H	1,126,260	15,023,428
	Wuxi Autowell Technology Co. Ltd., Class A	260,067	1,189,283
	Wuxi Best Precision Machinery Co. Ltd., Class A	105,270	360,407
*Ω	Wuxi Biologics Cayman, Inc.	9,952,500	40,467,177
	Wuxi Boton Technology Co. Ltd., Class A	208,338	699,323
	Wuxi Chipown Micro-Electronics Ltd., Class A	39,976	327,037
	Wuxi DK Electronic Materials Co. Ltd., Class A	57,300	340,639
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	789,100	1,546,240
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	67,600	238,076
	Wuxi NCE Power Co. Ltd., Class A	96,600	427,980
	Wuxi Paike New Materials Technology Co. Ltd., Class A	73,698	748,118
	Wuxi Rural Commercial Bank Co. Ltd., Class A	803,300	671,815
	Wuxi Taiji Industry Ltd. Co., Class A	659,456	602,282
#*	WuXi XDC Cayman, Inc.	411,000	2,987,681
	Wuxi Xinje Electric Co. Ltd., Class A	75,000	573,347
	Wuzhou Special Paper Group Co. Ltd., Class A	172,811	286,797
	XCMG Construction Machinery Co. Ltd., Class A	2,166,000	2,522,409
		Shares	Value»
CHINA — (Continued)
#	XD, Inc.	228,200	$1,518,762
	XGD, Inc., Class A	289,994	1,196,613
#*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,647,000	658,167
	Xiamen Amoytop Biotech Co. Ltd., Class A	71,126	901,766
	Xiamen Bank Co. Ltd., Class A	973,161	926,456
	Xiamen C & D, Inc., Class A	483,230	680,962
	Xiamen Changelight Co. Ltd., Class A	301,088	491,863
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	178,626	163,147
	Xiamen Faratronic Co. Ltd., Class A	36,058	550,380
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	90,100	369,251
	Xiamen International Airport Co. Ltd., Class A	126,156	255,382
	Xiamen Intretech, Inc., Class A	231,684	579,888
	Xiamen ITG Group Corp. Ltd., Class A	718,463	628,379
	Xiamen Jihong Technology Co. Ltd., Class A	262,170	613,933
	Xiamen Kingdomway Group Co., Class A	335,829	921,613
	Xiamen Port Development Co. Ltd., Class A	612,400	707,083
	Xiamen Tungsten Co. Ltd., Class A	425,462	1,370,809
	Xiamen Xiangyu Co. Ltd., Class A	1,420,300	1,406,837
*	Xian International Medical Investment Co. Ltd., Class A	726,600	552,493
	Xi'an Manareco New Materials Co. Ltd., Class A	81,732	465,645
	Xi'An Shaangu Power Co. Ltd., Class A	721,545	882,199
	Xi'an Triangle Defense Co. Ltd., Class A	124,638	461,422
	Xiandai Investment Co. Ltd., Class A	1,253,038	747,278

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Xiangcai Co. Ltd., Class A	453,908	$685,290
	Xiangpiaopiao Food Co. Ltd., Class A	101,300	189,561
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	403,530	781,678
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	337,100	623,646
	Xianhe Co. Ltd., Class A	281,207	831,021
*Ω	Xiaomi Corp., Class B	9,622,200	64,737,684
	Xilinmen Furniture Co. Ltd., Class A	277,100	602,858
	Xinfengming Group Co. Ltd., Class A	903,412	1,546,792
	Xingfa Aluminium Holdings Ltd.	360,000	389,712
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	3,397,000	5,082,627
	Xinhuanet Co. Ltd., Class A	133,658	353,846
	Xinjiang Communications Construction Group Co. Ltd., Class A	276,100	458,423
	Xinjiang Joinworld Co. Ltd., Class A	628,646	616,404
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	1,046,900	587,077
*	Xinjiang Xintai Natural Gas Co. Ltd., Class A	126,025	502,591
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	6,474,000	907,567
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	725,900	851,302
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	1,005,300	654,434
#*	Xinte Energy Co. Ltd., Class H	3,980,800	3,366,041
	Xinxiang Chemical Fiber Co. Ltd., Class A	1,110,000	600,432
	Xinxiang Richful Lube Additive Co. Ltd., Class A	141,940	1,095,464
		Shares	Value»
CHINA — (Continued)
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	947,950	$495,941
#	Xinyi Energy Holdings Ltd.	12,463,437	1,972,737
#	Xinyi Solar Holdings Ltd.	40,594,006	15,714,907
	Xinyu Iron & Steel Co. Ltd., Class A	905,500	545,837
*	Xinzhi Group Co. Ltd., Class A	305,800	910,525
*	Xizang Zhufeng Resources Co. Ltd., Class A	427,700	697,503
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	247,000	431,669
*	XPeng, Inc., Class A	1,075,300	9,785,225
#	Xtep International Holdings Ltd.	13,014,756	9,318,045
	Xuji Electric Co. Ltd., Class A	247,100	778,649
*	Xunlei Ltd., ADR	139,591	644,910
*	XXF Group Holdings Ltd.	55,000	43,717
Ω	Yadea Group Holdings Ltd.	7,252,408	11,412,272
	Yangling Metron New Material, Inc., Class A	340,312	677,061
*	Yangmei Chemical Co. Ltd., Class A	979,900	333,800
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	839,500	2,873,606
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	143,500	1,063,157
	Yankershop Food Co. Ltd., Class A	54,772	517,519
#	Yankuang Energy Group Co. Ltd., Class H	17,643,499	20,115,938
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	111,642	332,712
	Yantai China Pet Foods Co. Ltd., Class A	163,916	1,291,475
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	201,194	471,798

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yantai Eddie Precision Machinery Co. Ltd., Class A	198,530	$499,028
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	283,692	1,532,832
	YanTai Shuangta Food Co. Ltd., Class A	670,050	494,103
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	469,000	1,031,289
*	Yatsen Holding Ltd., ADR	33,989	302,842
#*	Yeahka Ltd.	706,800	1,261,111
	Yealink Network Technology Corp. Ltd., Class A	135,020	627,712
	Yechiu Metal Recycling China Ltd., Class A	831,540	301,218
	Yeebo International Holdings Ltd.	190,000	53,306
	YGSOFT, Inc., Class A	606,071	525,384
*	Yibin Tianyuan Group Co. Ltd., Class A	721,300	516,851
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	2,155,800	3,949,096
	Yifan Pharmaceutical Co. Ltd., Class A	254,900	520,198
	Yifeng Pharmacy Chain Co. Ltd., Class A	360,951	1,187,108
#	Yihai International Holding Ltd.	3,271,000	5,631,975
	Yinbang Clad Material Co. Ltd., Class A	246,700	359,991
	Yindu Kitchen Equipment Co. Ltd., Class A	204,641	467,949
	Yip's Chemical Holdings Ltd.	1,348,000	288,070
	Yiren Digital Ltd., Sponsored ADR	327,424	1,938,350
Ω	Yixin Group Ltd.	7,349,500	2,354,224
	Yixintang Pharmaceutical Group Co. Ltd., Class A	452,923	942,285
	Yizumi Holdings Co. Ltd., Class A	286,600	820,913
		Shares	Value»
CHINA — (Continued)
	Yonfer Agricultural Technology Co. Ltd., Class A	849,800	$1,678,095
	Yongjin Technology Group Co. Ltd.	286,200	707,328
	YongXing Special Materials Technology Co. Ltd., Class A	172,118	836,702
*	Yonyou Network Technology Co. Ltd., Class A	123,643	271,191
	Yotrio Group Co. Ltd., Class A	1,055,000	549,134
*	Youcare Pharmaceutical Group Co. Ltd., Class A	175,457	761,138
#*	Youdao, Inc., ADR	8,079	70,287
	Youngor Fashion Co. Ltd., Class A	608,700	621,129
	Youngy Co. Ltd., Class A	95,700	458,051
	Youzu Interactive Co. Ltd., Class A	429,100	879,967
	YTO Express Group Co. Ltd., Class A	793,975	1,623,456
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	85,300	118,026
	Yuexiu Property Co. Ltd.	10,598,956	6,232,722
	Yuexiu Services Group Ltd.	1,194,000	449,200
	Yuexiu Transport Infrastructure Ltd.	3,591,415	1,743,901
	Yueyang Forest & Paper Co. Ltd., Class A	765,600	505,357
	Yueyang Xingchang Petro-Chemical Co. Ltd., Class A	40,300	89,276
	Yum China Holdings, Inc. (9987 HK)	99,100	4,601,213
	Yum China Holdings, Inc. (YUMC US)	1,297,945	60,588,073
	YUNDA Holding Group Co. Ltd., Class A	1,170,786	1,234,990
	Yunnan Aluminium Co. Ltd., Class A	1,062,000	2,287,597
	Yunnan Baiyao Group Co. Ltd., Class A	174,177	1,356,662

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	1,172,600	$889,104
	Yunnan Copper Co. Ltd., Class A	651,900	1,170,055
	Yunnan Energy Investment Co. Ltd., Class A	549,300	811,010
*	Yunnan Energy New Material Co. Ltd., Class A	163,995	672,501
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	141,500	439,694
	Yunnan Nantian Electronics Information Co. Ltd., Class A	120,891	330,810
	Yunnan Tin Co. Ltd., Class A	791,200	1,955,290
	Yunnan Yuntianhua Co. Ltd., Class A	506,953	1,734,705
	Yusys Technologies Co. Ltd., Class A	164,539	608,701
	Yutong Bus Co. Ltd., Class A	582,006	2,014,162
	Yutong Heavy Industries Co. Ltd., Class A	188,802	319,972
	Zangge Mining Co. Ltd., Class A	90,900	579,509
	ZBOM Home Collection Co. Ltd., Class A	281,938	388,615
	Zengame Technology Holding Ltd.	2,014,000	601,249
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	66,703	1,845,579
	Zhaojin Mining Industry Co. Ltd., Class H	7,238,166	17,974,015
	Zhefu Holding Group Co. Ltd., Class A	1,898,531	956,897
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	338,700	514,503
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	266,940	429,343
		Shares	Value»
CHINA — (Continued)
	Zhejiang Cfmoto Power Co. Ltd., Class A	33,900	$1,052,016
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	30,000	365,816
	Zhejiang China Commodities City Group Co. Ltd., Class A	876,200	2,589,443
	Zhejiang Chint Electrics Co. Ltd., Class A	543,490	1,714,823
	Zhejiang Communications Technology Co. Ltd., Class A	2,119,409	1,185,847
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	1,344,700	868,224
	Zhejiang Crystal-Optech Co. Ltd., Class A	455,162	1,315,397
	Zhejiang Dahua Technology Co. Ltd., Class A	547,900	1,235,618
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	258,000	495,912
	Zhejiang Dingli Machinery Co. Ltd., Class A	115,896	793,641
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	639,440	1,012,141
	Zhejiang Expressway Co. Ltd., Class H	8,928,039	8,506,720
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	271,648	605,006
#*††	Zhejiang Glass Co. Ltd., Class H	192,000	0
	Zhejiang Gongdong Medical Technology Co. Ltd., Class A	28,812	80,671
*	Zhejiang Great Southeast Co. Ltd., Class A	85,500	41,294
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	768,900	1,046,111

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	1,348,400	$2,091,713
	Zhejiang Hailiang Co. Ltd., Class A	740,561	1,125,810
	Zhejiang Hailide New Material Co. Ltd., Class A	707,100	544,847
	Zhejiang HangKe Technology, Inc. Co., Class A	388,381	1,076,162
	Zhejiang Hangmin Co. Ltd., Class A	870,200	859,473
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	673,224	584,127
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	957,300	1,514,465
	Zhejiang Huace Film & Television Co. Ltd., Class A	637,000	675,961
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	452,879	1,398,348
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	130,700	327,269
	Zhejiang Huangma Technology Co. Ltd., Class A	316,300	562,834
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	286,700	414,167
	Zhejiang Huayou Cobalt Co. Ltd., Class A	388,435	2,377,733
	Zhejiang International Group Co. Ltd., Class A	135,340	208,252
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	664,200	818,940
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	198,407	1,036,470
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	137,412	482,208
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	165,600	$376,617
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	338,670	1,309,178
	Zhejiang Jingu Co. Ltd., Class A	203,150	370,621
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	497,820	1,140,324
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	436,384	1,354,794
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	370,800	974,518
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	272,400	707,997
	Zhejiang Juhua Co. Ltd., Class A	258,820	960,160
	Zhejiang Lante Optics Co. Ltd., Class A	131,521	497,364
*Ω	Zhejiang Leapmotor Technology Co. Ltd.	75,500	580,554
	Zhejiang Longsheng Group Co. Ltd., Class A	378,634	556,588
	Zhejiang Medicine Co. Ltd., Class A	436,569	965,381
	Zhejiang Meida Industrial Co. Ltd., Class A	322,500	308,988
	Zhejiang Meorient Commerce & Exhibition, Inc., Class A	153,855	330,574
	Zhejiang Narada Power Source Co. Ltd., Class A	124,100	251,283
	Zhejiang NHU Co. Ltd., Class A	757,379	2,355,557
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	970,977	815,192
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	117,838	463,611
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	430,600	960,863

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Runtu Co. Ltd., Class A	621,250	$656,699
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	210,800	772,400
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	66,140	439,048
	Zhejiang Semir Garment Co. Ltd., Class A	1,509,125	1,113,847
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	1,317,900	1,034,302
	Zhejiang Shibao Co. Ltd., Class H	314,000	206,064
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	115,400	345,378
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	24,900	113,826
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	134,320	451,162
	Zhejiang Southeast Space Frame Co. Ltd., Class A	643,426	388,475
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	333,200	357,380
	Zhejiang Supor Co. Ltd., Class A	82,169	592,095
	Zhejiang Taihua New Material Group Co. Ltd., Class A	537,000	719,733
*	Zhejiang Tiantie Science & Technology Co. Ltd., Class A	290,522	287,029
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	186,202	677,845
*	Zhejiang Tony Electronic Co. Ltd., Class A	54,000	142,304
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	466,747	1,069,996
	Zhejiang Wanliyang Co. Ltd., Class A	1,083,441	1,130,362
	Zhejiang Wanma Co. Ltd., Class A	806,000	1,595,801
		Shares	Value»
CHINA — (Continued)
	Zhejiang Wansheng Co. Ltd., Class A	56,200	$78,393
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	486,793	1,287,240
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	590,227	876,798
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	538,357	797,798
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	210,432	741,670
	Zhejiang XCC Group Co. Ltd., Class A	154,200	733,862
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	511,349	767,612
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	531,893	748,466
	Zhejiang Xinao Textiles, Inc., Class A	622,900	512,733
	Zhejiang Xinhua Chemical Co. Ltd., Class A	95,300	339,073
	Zhejiang Yankon Group Co. Ltd., Class A	135,829	63,015
	Zhejiang Yasha Decoration Co. Ltd., Class A	929,438	508,408
	Zhejiang Yinlun Machinery Co. Ltd., Class A	240,400	965,206
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	139,800	312,769
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	201,600	692,484
*	Zhejiang Yongtai Technology Co. Ltd., Class A	306,384	551,389
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	86,040	576,564
	Zhende Medical Co. Ltd., Class A	160,611	493,469

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Zhengzhou Coal Industry & Electric Power Co. Ltd., Class A	864,400	$491,734
	Zhengzhou GL Tech Co. Ltd., Class A	13,400	29,940
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	1,245,100	869,654
	Zheshang Development Group Co. Ltd., Class A	583,617	518,424
	Zheshang Securities Co. Ltd., Class A	331,300	522,261
	Zhewen Interactive Group Co. Ltd., Class A	587,420	698,387
#*	Zhihu, Inc.	13,500	19,378
*	Zhong An Group Ltd.	14,556,888	263,018
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	5,275,700	13,501,131
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	261,000	107,943
	Zhongji Innolight Co. Ltd., Class A	204,471	6,131,837
	Zhongjin Gold Corp. Ltd., Class A	980,800	1,951,345
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	362,300	983,752
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	358,400	317,278
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	1,203,500	1,094,559
	Zhongshan Public Utilities Group Co. Ltd., Class A	250,900	326,405
	Zhongsheng Group Holdings Ltd.	7,158,500	12,041,389
	Zhongtai Securities Co. Ltd., Class A	505,700	468,415
*††	Zhongtian Financial Group Co. Ltd., Class A	4,312,400	0
	Zhongtong Bus Holding Co. Ltd., Class A	393,500	597,051
#	Zhongyu Energy Holdings Ltd.	2,153,550	1,056,465
		Shares	Value»
CHINA — (Continued)
Ω	Zhongyuan Bank Co. Ltd., Class H	147,000	$6,915
	Zhongyuan Environment-Protection Co. Ltd., Class A	804,595	922,201
Ω	Zhou Hei Ya International Holdings Co. Ltd.	5,860,500	2,054,844
	Zhuhai Huafa Properties Co. Ltd., Class A	561,638	373,382
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,987,850	8,063,482
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	120,532	592,184
	Zhuzhou Kibing Group Co. Ltd., Class A	1,138,800	983,557
*	Zhuzhou Smelter Group Co. Ltd., Class A	689,600	1,079,289
	Zhuzhou Times New Material Technology Co. Ltd., Class A	537,900	954,205
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	967,500	676,773
	Zijin Mining Group Co. Ltd., Class H	17,862,000	47,363,928
	ZJAMP Group Co. Ltd., Class A	239,500	302,367
#Ω	ZJLD Group, Inc.	52,600	44,854
	ZJMI Environmental Energy Co. Ltd., Class A	512,727	938,270
	Zkteco Co. Ltd., Class A	11,000	44,500
#	ZMJ Group Co. Ltd., Class H	2,505,400	4,770,034
#	Zonqing Environmental Ltd.	48,000	35,955
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	6,503,800	5,075,508
#	ZTE Corp., Class H	2,059,792	6,499,084
	ZTO Express Cayman, Inc. (2057 HK)	641,800	12,511,643
	ZTO Express Cayman, Inc. (ZTO US), ADR	1,047,004	20,615,509
	ZWSOFT Co. Ltd. Guangzhou, Class A	8,139	70,528

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Zx, Inc.	90,400	$156,565
Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	136,500	411,710
TOTAL CHINA			8,258,606,151
COLOMBIA — (0.1%)
	Bolsa de Valores de Colombia	20,739	60,051
	Celsia SA	1,462,150	1,641,790
	Cementos Argos SA	1,666,456	4,371,434
*	Corp. Financiera Colombiana SA	412,848	1,730,006
	Grupo Argos SA	547,147	2,222,189
	Grupo Aval Acciones y Valores SA, ADR	16,747	47,060
	Grupo Cibest SA	422,977	5,507,329
	Grupo Cibest SA, ADR	118,217	5,132,982
	Grupo de Inversiones Suramericana SA	159,475	1,760,198
	Grupo Energia Bogota SA ESP	3,163,204	2,229,343
	Interconexion Electrica SA ESP	1,150,113	5,770,156
	Mineros SA	417,293	753,686
	Promigas SA ESP	69,923	111,924
TOTAL COLOMBIA			31,338,148
CZECH REPUBLIC — (0.1%)
#	CEZ AS	434,330	25,164,811
	Komercni Banka AS	180,880	8,616,327
Ω	Moneta Money Bank AS	787,518	5,477,683
#	Philip Morris CR AS	2,090	1,686,198
TOTAL CZECH REPUBLIC			40,945,019
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	5,117,675	9,782,471
*	EFG Holding SAE (EFGD LI), GDR	34,192	38,293
*	EFG Holding SAE (EFGZF US), GDR	131,241	146,990
TOTAL EGYPT			9,967,754
FRANCE — (0.0%)
	Carrefour SA, BDR	145,143	2,176,284
GREECE — (0.6%)
	Aegean Airlines SA	245,956	3,536,688
		Shares	Value»
GREECE — (Continued)
*	Aktor SA Holding Co. Technical & Energy Projects	133,992	$953,007
	Alpha Bank SA	4,479,043	16,765,635
	Athens International Airport SA	18,783	214,231
	Athens Water Supply & Sewage Co. SA	171,411	1,434,252
	Autohellas Tourist & Trading SA	118,800	1,441,859
	Avax SA	173,111	449,342
	Bank of Greece	30,710	528,424
	Ellaktor SA	256,653	388,263
#	ElvalHalcor SA	395,854	1,133,999
	Eurobank Ergasias Services & Holdings SA	5,895,353	21,638,066
*††	FF Group	156,853	0
	Fourlis Holdings SA	258,936	1,312,675
	GEK Terna SA	365,348	9,017,481
	Hellenic Exchanges - Athens Stock Exchange SA	134,432	1,068,846
	Hellenic Telecommunications Organization SA	419,969	7,611,253
#	Helleniq Energy Holdings SA	425,741	3,737,631
	Holding Co. ADMIE IPTO SA	285,498	1,075,205
	Ideal Holdings SA	59,686	408,209
	Intracom Holdings SA	404,007	1,522,590
	Jumbo SA	298,969	10,084,134
	Kri-Kri Milk Industry SA	55,970	1,196,018
*	LAMDA Development SA	356,829	2,709,228
*	Lavipharm SA	161,049	145,769
	Metlen Energy & Metals SA	227,622	12,521,797
	Motor Oil Hellas Corinth Refineries SA	325,983	9,338,580
	National Bank of Greece SA	1,338,627	18,671,912
	OPAP SA	411,805	9,223,090
	Piraeus Financial Holdings SA	1,273,424	9,791,902
	Piraeus Port Authority SA	49,643	2,724,881
	Profile Systems & Software SA	36,862	321,484
	Public Power Corp. SA	406,294	6,589,880
	Quest Holdings SA	170,341	1,421,020
	Sarantis SA	105,490	1,612,435

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Thrace Plastics Holding & Co.	87,223	$392,661
	Titan SA (TITC BB)	210,081	8,392,484
	Titan SA (TITC GA)	45,653	1,882,033
TOTAL GREECE			171,256,964
HONG KONG — (0.0%)
	LC Logistics, Inc.	20,800	22,125
	PAX Global Technology Ltd.	1,017,000	881,001
	Uni-Bio Science Group Ltd.	620,000	10,820
TOTAL HONG KONG			913,946
HUNGARY — (0.2%)
*	4iG Nyrt	55,331	289,178
	Magyar Telekom Telecommunications PLC	1,146,807	5,694,339
*	MASTERPLAST Nyrt	4,476	36,899
	MOL Hungarian Oil & Gas PLC	2,370,592	20,596,941
	Opus Global Nyrt	852,804	1,395,004
	OTP Bank Nyrt	503,133	40,827,166
	Richter Gedeon Nyrt	132,728	3,980,255
TOTAL HUNGARY			72,819,782
INDIA — (18.5%)
	360 ONE WAM Ltd.	728,310	8,719,887
*	3i Infotech Ltd.	212,717	58,728
	3M India Ltd.	4,787	1,689,521
*	5Paisa Capital Ltd.	7,842	34,166
	63 Moons Technologies Ltd.	46,475	528,439
	Aarti Drugs Ltd.	250,368	1,443,236
	Aarti Industries Ltd.	1,027,271	4,870,828
	Aarti Pharmalabs Ltd.	225,051	2,322,538
*	Aavas Financiers Ltd.	14,630	287,861
	ABB India Ltd.	60,222	3,773,727
	Abbott India Ltd.	9,321	3,653,616
	ACC Ltd.	257,175	5,238,521
	Accelya Solutions India Ltd.	7,456	117,606
	Action Construction Equipment Ltd.	341,269	4,397,061
*	Adani Energy Solutions Ltd.	409,646	3,746,339
	Adani Enterprises Ltd.	87,196	2,406,857
*	Adani Green Energy Ltd.	123,493	1,380,389
	Adani Ports & Special Economic Zone Ltd.	1,234,282	19,263,777
*	Adani Power Ltd.	2,472,481	16,455,685
	Adani Total Gas Ltd.	436,762	2,991,413
		Shares	Value»
INDIA — (Continued)
	ADF Foods Ltd.	159,235	$442,264
*	Aditya Birla Capital Ltd.	3,272,393	9,528,859
*	Aditya Birla Fashion & Retail Ltd.	428,731	355,248
*	Aditya Birla Lifestyle Brands Ltd.	428,731	697,432
	Aditya Birla Real Estate Ltd.	279,243	6,000,104
Ω	Aditya Vision Ltd.	4,555	20,485
	Advanced Enzyme Technologies Ltd.	294,271	1,170,180
	Advent Hotels International Pvt Ltd.	66,964	239,040
	Aegis Logistics Ltd.	960,492	7,847,865
*	Aether Industries Ltd.	29,891	261,074
*	Affle 3i Ltd.	109,107	2,403,557
	Agarwal Industrial Corp. Ltd.	14,768	164,827
	AGI Greenpac Ltd.	221,725	2,418,750
	Ahluwalia Contracts India Ltd.	168,736	1,966,151
	AIA Engineering Ltd.	243,348	8,693,426
	Ajanta Pharma Ltd.	358,228	11,171,243
	Ajmera Realty & Infra India Ltd.	27,337	277,393
	Akzo Nobel India Ltd.	63,815	2,743,537
	Alembic Ltd.	629,826	798,905
	Alembic Pharmaceuticals Ltd.	487,649	5,421,033
	Alkem Laboratories Ltd.	83,158	4,761,123
	Alkyl Amines Chemicals	56,482	1,509,420
*	Allcargo Gati Ltd.	274,212	201,920
	Allcargo Logistics Ltd.	1,983,183	786,838
	Allied Digital Services Ltd.	12,429	22,359
	Amara Raja Energy & Mobility Ltd.	885,207	9,710,199
*	Amber Enterprises India Ltd.	77,815	7,022,007
	Ambika Cotton Mills Ltd.	3,263	57,584
	Ambuja Cements Ltd.	1,005,199	6,737,159
	Amrutanjan Health Care Ltd.	47,776	357,637
	Anant Raj Ltd.	590,406	3,749,255
	Andhra Paper Ltd.	63,869	56,654
	Andhra Sugars Ltd.	356,515	313,106
	Angel One Ltd.	395,969	11,649,892
*Ω	Antony Waste Handling Cell Ltd.	56,745	394,175
	Anup Engineering Ltd.	16,690	506,245

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Anupam Rasayan India Ltd.	3,320	$42,688
	Apar Industries Ltd.	102,819	10,343,976
	Apcotex Industries Ltd.	90,855	442,562
	APL Apollo Tubes Ltd.	711,968	12,946,741
	Apollo Hospitals Enterprise Ltd.	248,015	21,170,095
	Apollo Pipes Ltd.	18,737	86,038
	Apollo Tyres Ltd.	3,558,807	18,326,459
	Aptech Ltd.	2,974	4,397
	Aptus Value Housing Finance India Ltd.	149,185	557,526
*	Arman Financial Services Ltd.	15,758	293,018
	Artemis Medicare Services Ltd.	48,262	130,717
	Arvind Fashions Ltd.	440,049	2,774,062
	Arvind Ltd.	1,495,872	5,370,931
	Arvind SmartSpaces Ltd.	19,935	141,010
	Asahi India Glass Ltd.	423,721	4,046,158
*	Ashapura Minechem Ltd.	161,769	1,015,890
	Ashiana Housing Ltd.	136,696	494,885
	Ashok Leyland Ltd.	14,051,516	19,342,367
*	Ashoka Buildcon Ltd.	1,398,768	3,204,834
*	Asian Granito India Ltd.	104,702	69,706
	Asian Paints Ltd.	750,250	20,434,961
	Associated Alcohols & Breweries Ltd.	4,609	53,911
Ω	Aster DM Healthcare Ltd.	851,889	5,860,420
	Astra Microwave Products Ltd.	114,927	1,253,655
	Astral Ltd.	391,955	6,237,271
	AstraZeneca Pharma India Ltd.	23,373	2,440,448
	Atul Ltd.	99,494	7,491,494
Ω	AU Small Finance Bank Ltd.	949,687	8,006,933
	AurionPro Solutions Ltd.	44,384	683,023
*	Aurobindo Pharma Ltd.	1,291,469	16,668,410
	Automotive Axles Ltd.	35,359	748,401
	Avadh Sugar & Energy Ltd.	32,944	172,133
	Avantel Ltd.	126,064	182,028
	Avanti Feeds Ltd.	272,754	2,099,681
*Ω	Avenue Supermarts Ltd.	96,480	4,668,227
*	AWL Agri Business Ltd.	118,494	352,600
		Shares	Value»
INDIA — (Continued)
	Axis Bank Ltd. (AXSB IN)	7,832,547	$95,119,046
*	AXISCADES Technologies Ltd.	24,713	370,606
	Bajaj Auto Ltd.	171,821	15,634,074
*	Bajaj Consumer Care Ltd.	555,335	1,413,779
	Bajaj Finance Ltd.	5,549,700	55,462,248
	Bajaj Finserv Ltd.	716,872	15,895,193
*	Bajaj Hindusthan Sugar Ltd.	5,009,249	1,325,410
	Bajaj Holdings & Investment Ltd.	151,893	24,282,084
	Balaji Amines Ltd.	86,892	1,765,691
	Balkrishna Industries Ltd.	350,093	10,656,780
	Balmer Lawrie & Co. Ltd.	565,989	1,352,265
	Balrampur Chini Mills Ltd.	1,276,271	8,508,892
	Banco Products India Ltd.	325,889	2,197,342
Ω	Bandhan Bank Ltd.	5,206,987	9,930,460
	Bank of Baroda	3,873,114	10,459,751
	Bank of India	2,139,467	2,704,290
	Bank of Maharashtra	5,106,024	3,246,388
	Bannari Amman Sugars Ltd.	8,392	358,766
*	Barbeque Nation Hospitality Ltd.	1,769	5,711
	BASF India Ltd.	69,516	3,966,759
	Bata India Ltd.	262,975	3,589,674
	Bayer CropScience Ltd.	39,077	2,813,352
	BCL Industries Ltd.	583,871	292,958
	BEML Ltd.	112,435	5,038,436
	Berger Paints India Ltd.	972,951	6,219,876
	Best Agrolife Ltd.	5,425	30,173
*	BF Utilities Ltd.	92,487	782,994
	Bhagiradha Chemicals & Industries Ltd.	8,960	30,626
	Bhansali Engineering Polymers Ltd.	728,316	962,841
	Bharat Bijlee Ltd.	32,715	1,096,511
	Bharat Dynamics Ltd.	187,485	3,441,937
	Bharat Electronics Ltd.	6,148,858	26,705,500
	Bharat Forge Ltd.	914,493	12,096,897
	Bharat Heavy Electricals Ltd.	4,954,806	13,412,968
	Bharat Petroleum Corp. Ltd.	3,878,066	14,397,463
	Bharat Rasayan Ltd.	6,905	855,834
*	Bharat Wire Ropes Ltd.	65,113	138,010
	Bharti Airtel Ltd.	7,023,237	152,706,113
	Biocon Ltd.	587,761	2,609,004

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Birla Corp. Ltd.	201,637	$3,140,890
	BirlaNu Ltd.	29,381	769,559
	Birlasoft Ltd.	1,252,951	5,542,083
*	BL Kashyap & Sons Ltd.	59,294	53,070
*	Black Box Ltd.	171,179	988,240
	Bliss Gvs Pharma Ltd.	161,555	323,071
	BLS International Services Ltd.	509,711	2,188,827
	Blue Dart Express Ltd.	34,009	2,317,942
	Blue Star Ltd.	416,191	8,207,231
*	Bluspring Enterprises Ltd.	375,375	377,094
	Bombay Burmah Trading Co.	153,077	3,294,349
	Bombay Dyeing & Manufacturing Co. Ltd.	248,351	478,922
*	Borosil Ltd.	34,067	126,668
*	Borosil Renewables Ltd.	45,879	316,669
*	Borosil Scientific Ltd.	12,129	22,643
	Bosch Ltd.	9,561	4,387,847
	Brigade Enterprises Ltd.	559,520	6,356,983
*	Brightcom Group Ltd.	8,123,931	1,271,469
	Britannia Industries Ltd.	253,892	16,687,494
	BSE Ltd.	845,919	23,289,644
*	Camlin Fine Sciences Ltd.	100,952	305,925
	Campus Activewear Ltd.	181,304	551,193
	Can Fin Homes Ltd.	664,643	5,672,958
	Canara Bank	7,096,084	8,619,665
	Cantabil Retail India Ltd.	43,484	131,042
*	Capacit'e Infraprojects Ltd.	382,726	1,329,607
	Caplin Point Laboratories Ltd.	192,876	4,526,479
	Carborundum Universal Ltd.	526,172	5,589,683
	Care Ratings Ltd.	149,702	2,884,616
*	Cartrade Tech Ltd.	59,830	1,483,954
	Carysil Ltd.	31,546	316,317
	Castrol India Ltd.	2,450,623	6,066,055
	CCL Products India Ltd.	633,760	6,171,375
	CE Info Systems Ltd.	42,977	875,407
	Ceat Ltd.	235,579	8,873,317
	Cello World Ltd.	1,880	12,742
	Central Depository Services India Ltd.	589,988	9,898,870
		Shares	Value»
INDIA — (Continued)
	Centum Electronics Ltd.	2,709	$68,150
	Century Enka Ltd.	64,838	380,025
	Century Plyboards India Ltd.	459,764	3,846,481
	Cera Sanitaryware Ltd.	34,780	2,580,110
	CESC Ltd.	3,525,344	6,739,461
	CG Power & Industrial Solutions Ltd.	3,118,445	23,474,618
*	Chalet Hotels Ltd.	105,452	1,100,581
	Chambal Fertilisers & Chemicals Ltd.	1,785,652	10,493,699
*	Chemplast Sanmar Ltd.	42,583	201,602
	Chennai Petroleum Corp. Ltd.	239,306	1,854,306
*	Choice International Ltd.	93,055	804,110
	Cholamandalam Financial Holdings Ltd.	706,420	15,083,437
	Cholamandalam Investment & Finance Co. Ltd.	1,364,643	22,253,605
	CIE Automotive India Ltd.	975,621	4,460,887
*	Cigniti Technologies Ltd.	4,779	90,196
	Cipla Ltd.	1,602,457	28,252,391
	City Union Bank Ltd.	2,844,817	6,901,031
	Clean Science & Technology Ltd.	39,897	555,265
	CMS Info Systems Ltd.	548,126	2,861,677
	Coal India Ltd.	2,682,867	11,460,940
Ω	Cochin Shipyard Ltd.	527,212	10,568,641
*Ω	Coffee Day Enterprises Ltd.	268,650	109,839
	Coforge Ltd.	977,340	19,358,094
*	Cohance Lifesciences Ltd.	889,307	10,060,280
	Colgate-Palmolive India Ltd.	407,402	10,398,440
	Computer Age Management Services Ltd.	266,118	11,206,507
	Concord Biotech Ltd.	3,218	64,737
	Confidence Petroleum India Ltd.	681,379	400,181
	Container Corp. of India Ltd.	1,071,831	7,033,469
	Control Print Ltd.	7,605	65,935
	Coromandel International Ltd.	1,008,567	30,595,296
	Cosmo First Ltd.	109,105	1,249,613

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Craftsman Automation Ltd.	887	$67,332
	CreditAccess Grameen Ltd.	341,498	4,811,151
	CRISIL Ltd.	103,435	6,246,454
	Crompton Greaves Consumer Electricals Ltd.	3,564,601	13,068,854
*	CSB Bank Ltd.	334,927	1,601,102
	Cummins India Ltd.	247,524	10,014,184
*	Cupid Ltd.	89,438	153,231
	Cyient Ltd.	441,207	6,022,428
*Ω	D.P. Abhushan Ltd.	14,687	275,719
	Dabur India Ltd.	1,095,212	6,601,263
	Dalmia Bharat Ltd.	394,033	9,970,269
	Dalmia Bharat Sugar & Industries Ltd.	115,095	482,998
	Datamatics Global Services Ltd.	49,604	555,340
	DB Corp. Ltd.	370,945	1,136,575
	DCB Bank Ltd.	1,729,110	2,640,361
	DCM Shriram Industries Ltd.	123,437	236,053
	DCM Shriram Ltd.	373,597	6,065,412
*	DCW Ltd.	1,164,195	1,015,537
	Deep Industries Ltd.	34,057	185,460
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	591,136	10,774,920
	Deepak Nitrite Ltd.	358,893	7,543,095
*	Delhivery Ltd.	910,555	4,418,969
	Delta Corp. Ltd.	573,884	554,224
*	DEN Networks Ltd.	376,689	158,361
*	Devyani International Ltd.	314,356	581,325
*	Dhampur Sugar Mills Ltd.	252,211	400,332
*	Dhani Services Ltd.	1,353,433	942,801
*	Dhanlaxmi Bank Ltd.	266,866	81,787
	Dhanuka Agritech Ltd.	112,124	2,435,542
*	Digitide Solutions Ltd.	375,375	991,801
Ω	Dilip Buildcon Ltd.	281,086	1,532,798
*	Dish TV India Ltd.	6,345,026	387,605
*	Dishman Carbogen Amcis Ltd.	516,045	1,480,353
	Divi's Laboratories Ltd.	174,475	13,060,514
	Dixon Technologies India Ltd.	179,577	34,272,002
	DLF Ltd.	934,731	8,320,075
	D-Link India Ltd.	28,590	166,109
	Dodla Dairy Ltd.	9,378	136,246
	Dollar Industries Ltd.	85,213	369,569
Ω	Dr. Lal PathLabs Ltd.	209,237	7,486,217
#	Dr. Reddy's Laboratories Ltd., ADR	1,360,890	19,351,856
		Shares	Value»
INDIA — (Continued)
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	1,005,650	$14,472,663
	Dreamfolks Services Ltd.	5,180	8,094
*	Dredging Corp. of India Ltd.	3,704	28,051
*	Dwarikesh Sugar Industries Ltd.	1,017,148	487,643
	Dynacons Systems & Solutions Ltd.	2,714	30,844
	Dynamatic Technologies Ltd.	15,680	1,180,687
*Ω	E2E Networks Ltd.	2,659	62,541
	eClerx Services Ltd.	198,014	8,487,767
	Edelweiss Financial Services Ltd.	2,966,936	3,456,999
	Eicher Motors Ltd.	332,378	20,662,540
*	EID Parry India Ltd.	845,475	11,801,344
	EIH Associated Hotels	71,412	313,578
	EIH Ltd.	1,079,962	4,624,292
	Eimco Elecon India Ltd.	1,193	30,552
	Elecon Engineering Co. Ltd.	179,730	1,167,903
	Electrosteel Castings Ltd.	2,218,725	2,801,401
	Elgi Equipments Ltd.	814,307	5,252,403
	Emami Ltd.	1,154,971	7,866,777
*	Embassy Developments Ltd.	2,835,540	3,396,105
	eMudhra Ltd.	13,278	116,708
Ω	Endurance Technologies Ltd.	148,361	4,297,400
	Engineers India Ltd.	1,864,511	4,512,300
	Epigral Ltd.	103,523	2,379,631
	EPL Ltd.	905,999	2,296,896
Ω	Equitas Small Finance Bank Ltd.	1,333,735	895,940
Ω	Eris Lifesciences Ltd.	192,217	3,965,112
	ESAB India Ltd.	18,250	1,107,722
	Escorts Kubota Ltd.	214,375	8,234,061
*	Eternal Ltd.	2,945,094	10,313,771
*	Eureka Forbes Ltd.	14,202	90,332
	Eveready Industries India Ltd.	18,187	87,196
	Everest Industries Ltd.	30,444	187,999
	Everest Kanto Cylinder Ltd.	74,547	109,154
	Excel Industries Ltd.	25,840	397,977
	Exide Industries Ltd.	2,617,469	11,413,475
	Expleo Solutions Ltd.	862	11,806
	Fairchem Organics Ltd.	1,341	13,453
	FDC Ltd.	399,922	2,169,389
	Federal Bank Ltd.	13,607,574	31,459,427

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Federal-Mogul Goetze India Ltd.	51,288	$335,411
	FIEM Industries Ltd.	74,675	1,629,235
	Filatex India Ltd.	1,118,434	705,930
	Fine Organic Industries Ltd.	37,617	2,273,991
	Fineotex Chemical Ltd.	75,216	223,158
*	Fino Payments Bank Ltd.	59,660	180,956
	Finolex Cables Ltd.	549,480	5,519,656
	Finolex Industries Ltd.	2,111,313	4,887,045
	Firstsource Solutions Ltd.	2,389,885	9,277,837
	Force Motors Ltd.	37,959	7,332,747
	Fortis Healthcare Ltd.	2,435,989	23,737,642
*	FSN E-Commerce Ventures Ltd.	1,497,727	3,568,030
*	Fusion Finance Ltd.	231,005	364,797
	G R Infraprojects Ltd.	7,713	107,720
	Gabriel India Ltd.	641,693	7,542,262
	GAIL India Ltd. (GAIL IN)	6,902,596	13,895,274
	Galaxy Surfactants Ltd.	53,030	1,606,464
	Ganesh Housing Corp. Ltd.	77,317	790,984
	Ganesha Ecosphere Ltd.	24,630	415,138
	Garware Hi-Tech Films Ltd.	21,472	837,832
	Garware Technical Fibres Ltd.	300,700	3,106,042
	Gateway Distriparks Ltd.	2,147,220	1,729,422
	GE Vernova T&D India Ltd.	196,699	6,095,517
*	Genesys International Corp. Ltd.	4,330	29,753
	Genus Power Infrastructures Ltd.	25,086	101,516
	Geojit Financial Services Ltd.	583,700	482,127
	GHCL Ltd.	749,719	5,091,016
	GHCL Textiles Ltd.	761,649	760,751
	GIC Housing Finance Ltd.	258,928	550,265
	Gillette India Ltd.	38,612	4,734,278
Ω	Gland Pharma Ltd.	62,639	1,463,344
	GlaxoSmithKline Pharmaceuticals Ltd.	164,150	5,845,771
	Glenmark Pharmaceuticals Ltd.	1,234,380	29,684,527
*	Global Health Ltd.	148,522	2,214,468
	Globus Spirits Ltd.	11,480	166,491
		Shares	Value»
INDIA — (Continued)
	GMM Pfaudler Ltd.	52,678	$837,479
*	GMR Airports Ltd.	6,429,437	6,558,113
	GNA Axles Ltd.	27,625	95,933
*	Go Fashion India Ltd.	26,000	245,331
	Godawari Power & Ispat Ltd.	1,710,969	3,762,181
	Godfrey Phillips India Ltd.	135,503	14,066,593
Ω	Godrej Agrovet Ltd.	167,131	1,609,095
	Godrej Consumer Products Ltd.	909,875	13,036,825
*	Godrej Industries Ltd.	368,824	4,746,186
*	Godrej Properties Ltd.	213,920	5,098,739
*	Gokaldas Exports Ltd.	95,489	920,585
*	Gokul Agro Resources Ltd.	41,723	148,250
	Goldiam International Ltd.	142,762	552,766
	Goodluck India Ltd.	36,196	458,693
	Goodyear India Ltd.	40,421	451,581
	GPT Infraprojects Ltd.	6,448	9,409
	Granules India Ltd.	1,304,287	7,031,031
	Graphite India Ltd.	528,952	3,442,647
	Grasim Industries Ltd.	725,875	22,791,153
	Grauer & Weil India Ltd.	718,096	822,530
	Gravita India Ltd.	133,846	2,849,196
	Great Eastern Shipping Co. Ltd.	917,387	9,783,009
	Greaves Cotton Ltd.	529,219	1,356,182
	Greenlam Industries Ltd.	224,810	601,608
	Greenpanel Industries Ltd.	388,344	1,294,411
	Greenply Industries Ltd.	415,354	1,520,718
	Grindwell Norton Ltd.	172,602	3,029,366
	Group Ltd.	404	10,820
	Gufic Biosciences Ltd.	18,236	82,157
	Gujarat Alkalies & Chemicals Ltd.	196,885	1,302,835
	Gujarat Ambuja Exports Ltd.	1,116,574	1,391,623
	Gujarat Fluorochemicals Ltd.	206,603	8,396,237
	Gujarat Gas Ltd.	574,265	2,884,874
	Gujarat Industries Power Co. Ltd.	184,821	419,524
	Gujarat Mineral Development Corp. Ltd.	717,644	3,209,078
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	635,516	3,899,371

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Pipavav Port Ltd.	2,077,351	$3,726,431
	Gujarat State Fertilizers & Chemicals Ltd.	1,530,933	3,546,963
	Gujarat State Petronet Ltd.	2,596,296	9,279,513
	Gulf Oil Lubricants India Ltd.	128,240	1,755,987
	Happiest Minds Technologies Ltd.	245,707	1,694,361
	Hariom Pipe Industries Ltd.	8,408	43,107
Ω	Harsha Engineers Ltd.	27,076	127,748
*	Hathway Cable & Datacom Ltd.	981,417	167,229
	Hatsun Agro Product Ltd.	180,239	1,888,055
	Havells India Ltd.	588,700	10,043,444
	HBL Engineering Ltd.	655,559	4,381,408
	HCL Technologies Ltd.	2,961,027	49,269,838
Ω	HDFC Asset Management Co. Ltd.	299,372	19,178,529
	HDFC Bank Ltd.	6,818,986	156,468,617
Ω	HDFC Life Insurance Co. Ltd.	516,609	4,447,613
*	HealthCare Global Enterprises Ltd.	133,956	949,083
	HEG Ltd.	444,795	2,883,899
	HeidelbergCement India Ltd.	586,254	1,419,353
	Heritage Foods Ltd.	340,731	1,841,035
	Hero MotoCorp Ltd. (HMCL IN)	544,537	26,324,365
	Hester Biosciences Ltd.	12,925	284,118
*	Heubach Colorants India Ltd.	42,553	286,642
	HFCL Ltd.	5,836,041	5,029,508
	HG Infra Engineering Ltd.	146,513	1,730,655
	Hikal Ltd.	348,125	1,280,062
	Himadri Speciality Chemical Ltd.	1,529,176	8,212,100
	Himatsingka Seide Ltd.	138,916	219,973
	Hindalco Industries Ltd.	4,095,312	31,734,506
	Hinduja Global Solutions Ltd.	116,383	761,807
	Hindustan Aeronautics Ltd.	594,703	30,598,906
	Hindustan Copper Ltd.	1,665,808	4,596,437
		Shares	Value»
INDIA — (Continued)
*	Hindustan Foods Ltd.	30,274	$187,231
*	Hindustan Oil Exploration Co. Ltd.	293,777	555,933
	Hindustan Petroleum Corp. Ltd.	2,697,155	12,770,470
	Hindustan Unilever Ltd.	882,961	25,386,437
	Hindware Home Innovation Ltd.	70,149	211,772
	Hitachi Energy India Ltd.	41,519	9,482,479
	HI-Tech Pipes Ltd.	99,817	102,565
	Hle Glascoat Ltd.	16,779	85,661
*	HLV Ltd.	188,478	28,255
Ω	Home First Finance Co. India Ltd.	148,676	2,043,371
	Honda India Power Products Ltd.	19,873	651,088
	HPL Electric & Power Ltd.	33,126	215,052
*	Hubtown Ltd.	36,300	138,035
	Huhtamaki India Ltd.	112,840	282,461
	I G Petrochemicals Ltd.	27,453	150,840
	ICICI Bank Ltd. (IBN US), Sponsored ADR	4,267,697	143,821,389
	ICICI Bank Ltd. (ICICIBC IN)	3,903,946	65,903,891
Ω	ICICI Lombard General Insurance Co. Ltd.	317,776	6,973,732
Ω	ICICI Prudential Life Insurance Co. Ltd.	391,016	2,743,218
	ICRA Ltd.	7,584	571,230
*	IDFC First Bank Ltd.	29,171,417	22,795,234
*	IFB Industries Ltd.	44,055	658,785
*	IFCI Ltd.	2,305,739	1,492,065
	Igarashi Motors India Ltd.	14,232	93,091
	IIFL Capital Services Ltd.	1,342,472	4,846,293
*	IIFL Finance Ltd.	1,500,891	8,033,277
*	Imagicaaworld Entertainment Ltd.	292,336	210,527
*	India Cements Ltd.	528,400	2,194,488
	India Glycols Ltd.	115,132	2,231,730
	India Nippon Electricals Ltd.	11,779	102,258
	India Pesticides Ltd.	14,196	37,052
	India Power Corp. Ltd.	284,965	41,362
Ω	IndiaMart InterMesh Ltd.	12,770	376,834
	Indian Bank	1,296,674	9,172,085

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Indian Energy Exchange Ltd.	2,562,507	$3,952,779
	Indian Hotels Co. Ltd.	1,652,302	13,908,878
	Indian Hume Pipe Co. Ltd.	2,886	13,436
	Indian Metals & Ferro Alloys Ltd.	54,962	457,626
	Indian Oil Corp. Ltd.	5,164,850	8,514,931
	Indian Railway Catering & Tourism Corp. Ltd.	621,102	5,125,500
Ω	Indian Railway Finance Corp. Ltd.	2,687,487	3,901,535
	Indigo Paints Ltd.	11,626	158,641
	Indo Count Industries Ltd.	592,296	1,823,139
*	Indo Tech Transformers Ltd.	1,762	33,613
	Indoco Remedies Ltd.	235,278	847,752
*Ω	IndoStar Capital Finance Ltd.	24,651	81,170
	Indraprastha Gas Ltd.	2,087,522	4,863,557
	Indraprastha Medical Corp. Ltd.	52,105	278,205
*	Indus Towers Ltd.	5,451,697	22,384,015
	IndusInd Bank Ltd.	1,062,000	9,624,245
*	Infibeam Avenues Ltd.	9,090,872	1,484,780
	Info Edge India Ltd.	780,541	12,323,781
	Infosys Ltd. (INFO IN)	7,955,267	135,285,849
#	Infosys Ltd. (INFY US), Sponsored ADR	2,423,448	40,520,051
	Ingersoll Rand India Ltd.	41,855	1,841,957
*	Inox Wind Ltd.	1,134,443	1,934,621
	Insecticides India Ltd.	64,008	782,982
	Intellect Design Arena Ltd.	512,848	5,940,461
*Ω	InterGlobe Aviation Ltd.	327,830	21,944,316
	IOL Chemicals & Pharmaceuticals Ltd.	786,700	919,976
	ION Exchange India Ltd.	135,554	717,606
	Ipca Laboratories Ltd.	849,260	14,251,246
	IRB Infrastructure Developers Ltd.	5,383,459	2,754,356
Ω	IRCON International Ltd.	1,879,788	3,763,939
	ISGEC Heavy Engineering Ltd.	90,979	1,134,579
*	ITC Hotels Ltd.	945,421	2,479,821
	ITC Ltd.	9,454,218	44,310,486
	J Kumar Infraprojects Ltd.	282,052	2,264,781
		Shares	Value»
INDIA — (Continued)
	Jagran Prakashan Ltd.	535,011	$444,529
*	Jai Balaji Industries Ltd.	102,912	132,563
	Jai Corp. Ltd.	369,274	463,068
*	Jain Irrigation Systems Ltd.	694,976	401,888
*	Jaiprakash Power Ventures Ltd.	13,550,170	3,217,285
	Jammu & Kashmir Bank Ltd.	2,813,026	3,329,522
	Jamna Auto Industries Ltd.	1,633,971	1,716,390
	Jash Engineering Ltd.	40,142	266,145
	JB Chemicals & Pharmaceuticals Ltd.	532,008	10,779,999
	JBM Auto Ltd.	289,208	2,108,127
	Jindal Drilling & Industries Ltd.	5,540	40,533
	Jindal Poly Films Ltd.	173,458	1,143,532
	Jindal Saw Ltd.	3,033,542	7,283,116
	Jindal Stainless Ltd.	3,443,762	27,102,735
	Jindal Steel & Power Ltd.	2,233,951	24,491,241
	Jindal Worldwide Ltd.	155,300	71,957
*	Jio Financial Services Ltd.	5,022,249	18,766,567
*	JITF Infralogistics Ltd.	31,327	124,658
	JK Cement Ltd.	193,990	14,691,071
	JK Lakshmi Cement Ltd.	427,707	4,737,761
	JK Paper Ltd.	969,788	3,927,831
	JK Tyre & Industries Ltd.	1,159,437	4,414,827
	JM Financial Ltd.	2,849,235	5,097,542
	JSW Energy Ltd.	1,914,046	11,258,592
	JSW Steel Ltd.	3,063,437	36,877,651
	JTEKT India Ltd.	398,076	584,176
	Jubilant Foodworks Ltd.	2,172,629	16,064,587
	Jubilant Ingrevia Ltd.	841,350	7,414,063
	Jubilant Pharmova Ltd.	678,091	9,209,242
	Jupiter Wagons Ltd.	302,639	1,173,887
*	Just Dial Ltd.	91,506	871,995
	Jyothy Labs Ltd.	948,390	3,621,980
*	Jyoti Structures Ltd.	4,646,208	886,094
	Kajaria Ceramics Ltd.	642,455	8,619,647
	Kalpataru Projects International Ltd.	759,279	9,895,345
	Kalyan Jewellers India Ltd.	617,706	4,151,290
	Kalyani Steels Ltd.	203,343	2,054,579
	Kansai Nerolac Paints Ltd.	906,862	2,533,073
	Karnataka Bank Ltd.	1,691,799	3,476,244

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Karur Vysya Bank Ltd.	3,740,712	$11,311,794
	Kaveri Seed Co. Ltd.	209,217	2,640,511
*	Kaynes Technology India Ltd.	13,385	942,044
	KCP Ltd.	563,447	1,299,790
	KDDL Ltd.	11,253	343,979
	KEC International Ltd.	890,909	8,705,786
	KEI Industries Ltd.	391,409	17,075,799
*	Kellton Tech Solutions Ltd.	1,366,925	443,537
	Kennametal India Ltd.	21,504	530,234
*	Kesoram Industries Ltd.	145,969	8,948
	Kewal Kiran Clothing Ltd.	58,807	371,086
	Keystone Realtors Ltd.	2,623	18,477
	Kfin Technologies Ltd.	5,993	73,480
*	Kiri Industries Ltd.	72,912	453,398
	Kirloskar Brothers Ltd.	113,860	2,540,306
*	Kirloskar Electric Co. Ltd.	83,171	121,232
	Kirloskar Ferrous Industries Ltd.	305,181	2,095,296
	Kirloskar Industries Ltd.	1,206	58,620
	Kirloskar Oil Engines Ltd.	584,760	5,974,412
	Kirloskar Pneumatic Co. Ltd.	42,165	631,905
	Kitex Garments Ltd.	723,753	1,855,814
	KNR Constructions Ltd.	1,321,586	3,206,892
	Kolte-Patil Developers Ltd.	185,064	868,203
	Kopran Ltd.	44,169	80,665
	Kotak Mahindra Bank Ltd.	1,114,672	25,131,709
	Kovai Medical Center & Hospital Ltd.	2,860	204,349
Ω	KPI Green Energy Ltd.	181,367	1,058,687
	KPIT Technologies Ltd.	1,119,449	15,520,645
	KPR Mill Ltd.	579,614	7,505,013
	KRBL Ltd.	510,189	2,234,245
*Ω	Krishna Institute of Medical Sciences Ltd.	316,592	2,706,042
	Krsnaa Diagnostics Ltd.	52,024	508,549
	KSB Ltd.	286,720	2,763,667
	Ksolves India Ltd.	18,020	65,906
	L&T Finance Ltd.	3,982,167	9,134,113
		Shares	Value»
INDIA — (Continued)
Ω	L&T Technology Services Ltd.	60,291	$2,942,106
	LA Opala RG Ltd.	211,733	664,675
	Landmark Cars Ltd.	3,828	21,644
	Larsen & Toubro Ltd.	1,345,043	55,502,755
Ω	Laurus Labs Ltd.	2,145,834	21,327,652
	Laxmi Organic Industries Ltd.	216,977	503,234
*Ω	Lemon Tree Hotels Ltd.	1,629,782	2,780,900
	LG Balakrishnan & Bros Ltd.	189,085	2,721,083
	LIC Housing Finance Ltd.	2,379,135	15,841,233
	Lincoln Pharmaceuticals Ltd.	10,438	63,290
	Linde India Ltd.	54,791	4,081,364
*	Lloyds Engineering Works Ltd.	2,250,878	1,735,314
	Lloyds Metals & Energy Ltd.	33,220	568,330
	LMW Ltd.	18,002	3,097,110
Ω	Lodha Developers Ltd.	45,020	632,243
	LT Foods Ltd.	2,083,868	11,509,801
Ω	LTIMindtree Ltd.	275,547	15,939,314
	Lumax Auto Technologies Ltd.	228,184	2,820,714
	Lumax Industries Ltd.	15,471	694,859
	Lupin Ltd.	830,759	18,119,448
	LUX Industries Ltd.	42,876	670,293
	Mahanagar Gas Ltd.	223,084	3,426,552
	Maharashtra Scooters Ltd.	7,313	1,324,231
	Maharashtra Seamless Ltd.	413,482	3,314,346
	Mahindra & Mahindra Financial Services Ltd.	3,510,266	10,248,510
	Mahindra & Mahindra Ltd.	2,950,732	107,303,047
*	Mahindra Holidays & Resorts India Ltd.	566,670	2,294,592
	Mahindra Lifespace Developers Ltd.	646,673	2,752,361
Ω	Mahindra Logistics Ltd.	34,744	132,949
	Maithan Alloys Ltd.	60,012	750,466
*	Man Industries India Ltd.	71,097	360,613
	Man Infraconstruction Ltd.	790,034	1,565,148
	Manappuram Finance Ltd.	5,455,313	15,721,452
	Mangalam Cement Ltd.	71,090	572,745

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mangalore Refinery & Petrochemicals Ltd.	896,438	$1,283,845
*	Mankind Pharma Ltd.	2,334	67,897
	Manorama Industries Ltd.	16,332	282,461
	Marico Ltd.	1,984,233	16,034,036
	Marksans Pharma Ltd.	1,890,046	4,864,189
	Maruti Suzuki India Ltd.	149,041	21,230,761
Ω	MAS Financial Services Ltd.	313,833	1,102,920
	Mastek Ltd.	105,194	2,901,355
Ω	Matrimony.com Ltd.	24,735	149,320
*	Max Estates Ltd.	143,275	790,051
	Max Healthcare Institute Ltd.	919,893	13,092,956
*	Max India Ltd.	5,727	14,129
	Mayur Uniquoters Ltd.	149,056	939,624
	Mazagon Dock Shipbuilders Ltd.	59,167	1,856,384
Ω	Medi Assist Healthcare Services Ltd.	21,596	130,656
*	Medplus Health Services Ltd.	45,698	485,267
*	Meghmani Organics Ltd.	925,525	1,041,295
	Metro Brands Ltd.	2,912	41,277
*Ω	Metropolis Healthcare Ltd.	161,112	3,647,649
	Minda Corp. Ltd.	600,530	3,391,652
Ω	Mishra Dhatu Nigam Ltd.	389,288	1,747,517
	MM Forgings Ltd.	152,640	595,503
	MOIL Ltd.	667,739	2,601,848
	Mold-Tek Packaging Ltd.	3,202	30,125
	Monte Carlo Fashions Ltd.	77,738	513,484
*	Morepen Laboratories Ltd.	2,414,724	1,602,701
	Motherson Sumi Wiring India Ltd.	16,176,072	6,859,126
	Motilal Oswal Financial Services Ltd.	1,322,324	13,689,460
	Mphasis Ltd.	412,651	13,046,517
	MPS Ltd.	8,555	228,658
	MRF Ltd.	8,371	14,099,803
	Mrs Bectors Food Specialities Ltd.	132,651	2,276,687
	MSTC Ltd.	118,793	645,571
	Mukand Ltd.	5,374	8,751
	Muthoot Finance Ltd.	852,138	25,400,638
		Shares	Value»
INDIA — (Continued)
*	Nalwa Sons Investments Ltd.	2,799	$213,679
	Narayana Hrudayalaya Ltd.	342,998	7,512,180
	Natco Pharma Ltd.	682,541	7,404,368
	National Aluminium Co. Ltd.	4,378,481	9,181,326
	National Fertilizers Ltd.	433,676	479,423
	Nava Ltd.	1,093,954	7,826,558
*Ω	Navkar Corp. Ltd.	43,239	64,252
	Navneet Education Ltd.	655,877	1,107,874
*	Nazara Technologies Ltd.	5,695	87,364
	NBCC India Ltd.	5,014,186	6,138,233
	NCC Ltd.	3,428,670	8,456,579
	NCL Industries Ltd.	125,047	311,647
	NELCO Ltd.	66,242	621,582
	Neogen Chemicals Ltd.	46,750	817,316
	NESCO Ltd.	154,142	2,422,755
	Nestle India Ltd.	866,224	22,158,519
	Neuland Laboratories Ltd.	40,298	6,115,383
	Newgen Software Technologies Ltd.	209,083	2,021,109
	NHPC Ltd.	7,890,262	7,434,545
	NIIT Learning Systems Ltd.	686,915	2,488,082
	NIIT Ltd.	686,915	897,703
	Nilkamal Ltd.	48,172	924,479
Ω	Nippon Life India Asset Management Ltd.	608,068	5,602,079
	Nitin Spinners Ltd.	66,098	275,182
	NLC India Ltd.	868,685	2,384,473
	NMDC Ltd.	16,721,442	13,422,709
*	NMDC Steel Ltd.	2,720,359	1,133,561
	NOCIL Ltd.	778,613	1,644,673
	Novartis India Ltd.	19,447	216,951
	NRB Bearings Ltd.	430,506	1,402,219
	NTPC Ltd.	6,681,533	25,316,816
	Nucleus Software Exports Ltd.	64,818	780,046
	Nuvama Wealth Management Ltd.	36,101	2,968,645
*	Nuvoco Vistas Corp. Ltd.	17,078	82,955
	Oberoi Realty Ltd.	454,000	8,388,111
	Oil & Natural Gas Corp. Ltd.	4,296,092	11,734,028
	Oil India Ltd.	1,845,951	9,195,983
	One 97 Communications Ltd.	432,601	5,354,086
*	Onesource Specialty Pharma Ltd.	210,997	4,732,829

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	OnMobile Global Ltd.	3,082	$1,873
*	Optiemus Infracom Ltd.	10,418	70,792
	Oracle Financial Services Software Ltd.	116,408	11,147,649
*	Orchid Pharma Ltd.	12,326	103,114
	Orient Cement Ltd.	703,555	1,980,448
	Orient Electric Ltd.	485,744	1,187,090
*	Orient Green Power Co. Ltd.	1,029,549	163,892
	Orient Paper & Industries Ltd.	747,183	238,872
	Oriental Aromatics Ltd.	3	13
	Oriental Hotels Ltd.	218,484	355,624
	Page Industries Ltd.	25,234	14,028,230
	Paisalo Digital Ltd.	3,492,813	1,231,279
*	Pakka Ltd.	59,030	131,897
*	Panacea Biotec Ltd.	14,667	66,852
	Panama Petrochem Ltd.	217,304	899,808
Ω	Parag Milk Foods Ltd., Class F	234,425	654,961
*	Paramount Communications Ltd.	16,241	10,304
	Patanjali Foods Ltd.	90,906	1,924,995
*	Patel Engineering Ltd.	2,594,870	1,099,704
*	PB Fintech Ltd.	94,861	1,942,238
*	PC Jeweller Ltd.	12,271,301	2,162,469
	PCBL Chemical Ltd.	1,853,318	8,232,630
	PDS Ltd.	69,796	283,440
	Pearl Global Industries Ltd.	31,948	548,146
*	Peninsula Land Ltd.	303,610	124,044
*	Pennar Industries Ltd.	422,532	1,146,061
	Persistent Systems Ltd.	470,617	27,468,669
	Petronet LNG Ltd.	4,850,771	15,883,697
	Pfizer Ltd.	11,574	684,466
	PG Electroplast Ltd.	375,566	3,474,571
	Phoenix Mills Ltd.	596,841	10,079,034
	PI Industries Ltd.	247,133	11,929,801
	Pidilite Industries Ltd.	339,280	11,075,756
	Piramal Enterprises Ltd.	704,559	10,136,232
	Piramal Pharma Ltd.	2,685,466	5,998,017
	Pitti Engineering Ltd.	32,888	351,814
	PIX Transmissions Ltd.	13,369	228,482
	PNB Gilts Ltd.	13,485	16,373
*Ω	PNB Housing Finance Ltd.	623,237	6,979,010
	PNC Infratech Ltd.	1,059,323	3,739,354
	Pokarna Ltd.	60,877	643,733
	Poly Medicure Ltd.	131,049	2,903,294
		Shares	Value»
INDIA — (Continued)
	Polycab India Ltd.	98,789	$7,657,182
	Polyplex Corp. Ltd.	130,652	1,656,240
*	Poonawalla Fincorp Ltd.	1,460,271	7,077,649
	Power Finance Corp. Ltd.	7,462,064	34,768,660
	Power Grid Corp. of India Ltd.	7,953,436	26,314,795
	Power Mech Projects Ltd.	93,094	3,310,368
	Praj Industries Ltd.	826,462	4,372,836
	Prakash Industries Ltd.	743,434	1,486,515
	Prakash Pipes Ltd.	38,526	158,182
Ω	Prataap Snacks Ltd.	30,633	339,546
	Precision Wires India Ltd.	156,733	314,918
	Prestige Estates Projects Ltd.	908,125	16,763,047
*	Pricol Ltd.	740,399	3,630,938
*	Prime Focus Ltd.	150,178	246,901
	Prince Pipes & Fittings Ltd.	269,023	1,032,459
*	Prism Johnson Ltd.	896,058	1,556,583
	Privi Speciality Chemicals Ltd.	26,426	772,012
	Procter & Gamble Health Ltd.	48,774	3,293,024
	Procter & Gamble Hygiene & Health Care Ltd.	28,385	4,449,283
*	PTC India Financial Services Ltd.	717,921	339,856
	PTC India Ltd.	1,958,139	4,273,101
	Punjab National Bank	4,078,187	4,863,369
*	Puravankara Ltd.	130,409	427,516
*	PVR Inox Ltd.	48,863	556,002
Ω	Quess Corp. Ltd.	375,375	1,268,091
	R Systems International Ltd.	22,329	106,011
	Radico Khaitan Ltd.	150,792	4,687,353
	Raghav Productivity Enhancers Ltd.	4,390	31,591
	Rail Vikas Nigam Ltd.	44,364	174,858
	Railtel Corp. of India Ltd.	86,597	359,816
	Rain Industries Ltd.	1,425,673	2,538,710
*	Rajesh Exports Ltd.	452,343	966,838
	Rajratan Global Wire Ltd.	3,728	16,293
	Rallis India Ltd.	645,725	2,751,245
	Ram Ratna Wires Ltd.	3,339	29,652
*	Rama Steel Tubes Ltd.	253,256	31,572
	Ramco Cements Ltd.	631,409	8,395,939
	Ramco Industries Ltd.	193,779	646,733
*	Ramco Systems Ltd.	16,158	70,416

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ramkrishna Forgings Ltd.	507,948	$3,363,324
*	Ramky Infrastructure Ltd.	47,282	314,775
	Rane Holdings Ltd.	26,316	454,993
*	Rane Madras Ltd.	625	5,979
	Rashtriya Chemicals & Fertilizers Ltd.	1,821,196	3,145,960
*	Rategain Travel Technologies Ltd.	4,305	21,420
	Ratnamani Metals & Tubes Ltd.	126,633	3,807,392
*	RattanIndia Enterprises Ltd.	16,851	10,459
*	RattanIndia Power Ltd.	11,416,487	1,655,558
*	Raymond Lifestyle Ltd.	210,777	2,744,501
*	Raymond Ltd.	263,472	2,004,722
*	Raymond Realty Ltd.	263,472	2,075,323
Ω	RBL Bank Ltd.	3,330,253	10,089,853
	REC Ltd.	11,285,020	50,570,245
	Redington Ltd.	5,892,276	16,782,651
	Redtape Ltd.	1,334,660	1,954,068
*	Refex Industries Ltd.	37,305	183,630
	Relaxo Footwears Ltd.	140,883	725,879
	Reliance Industrial Infrastructure Ltd.	55,253	544,387
Ω	Reliance Industries Ltd. (RIGD LI), Sponsored GDR	466	29,333
	Reliance Industries Ltd. (RIL IN)	10,243,189	161,742,132
*	Reliance Infrastructure Ltd.	785,217	2,913,414
*	Reliance Power Ltd.	18,883,680	11,268,923
*	Religare Enterprises Ltd.	551,773	1,678,940
	Repco Home Finance Ltd.	293,803	1,358,655
	Responsive Industries Ltd.	22,401	55,616
	Rhi Magnesita India Ltd.	275	1,578
	Rico Auto Industries Ltd.	496,526	403,275
	RITES Ltd.	699,051	2,038,090
	Rossari Biotech Ltd.	53,973	436,056
	Route Mobile Ltd.	109,783	1,127,302
	RPG Life Sciences Ltd.	5,105	139,423
*	RPSG Ventures Ltd.	59,269	674,240
*	RSWM Ltd.	220,070	393,347
	Rupa & Co. Ltd.	31,299	75,399
	Safari Industries India Ltd.	65,305	1,564,664
		Shares	Value»
INDIA — (Continued)
	Sagar Cements Ltd.	199,661	$556,599
	Saksoft Ltd.	54,870	130,683
*Ω	Salasar Techno Engineering Ltd.	1,233,023	100,243
	Sammaan Capital Ltd.	2,700,114	3,881,781
	Samvardhana Motherson International Ltd.	16,350,214	17,995,756
	Sandhar Technologies Ltd.	127,811	708,153
	Sandur Manganese & Iron Ores Ltd.	45,264	233,745
	Sangam India Ltd.	80,528	394,429
*	Sanghi Industries Ltd.	43,693	32,943
	Sanghvi Movers Ltd.	171,834	526,489
	Sanofi India Ltd.	50,058	3,332,179
Ω	Sansera Engineering Ltd.	77,127	1,161,241
*	Sapphire Foods India Ltd.	252,111	908,482
	Sarda Energy & Minerals Ltd.	748,003	3,794,237
	Saregama India Ltd.	250,819	1,378,530
	Sasken Technologies Ltd.	19,339	325,809
*	Satin Creditcare Network Ltd.	356,801	589,218
	Savita Oil Technologies Ltd.	147,447	670,879
*	SBFC Finance Ltd.	258,216	307,052
	SBI Cards & Payment Services Ltd.	556,843	5,123,128
Ω	SBI Life Insurance Co. Ltd.	664,585	13,898,139
	Schaeffler India Ltd.	146,940	6,884,961
*	Schneider Electric Infrastructure Ltd.	249,896	2,847,057
*	SEAMEC Ltd.	25,745	231,079
*	Selan Exploration Technology Ltd.	14,588	99,500
	Senco Gold Ltd.	26,310	93,776
*	SEPC Ltd.	3,669,982	441,206
*	Sequent Scientific Ltd.	351,617	684,988
	Seshasayee Paper & Boards Ltd.	133,414	415,328
*Ω	SH Kelkar & Co. Ltd.	357,128	1,042,907
	Shaily Engineering Plastics Ltd.	21,598	391,695
	Shakti Pumps India Ltd.	181,026	1,835,462
	Shankara Building Products Ltd.	57,507	771,008
	Shanthi Gears Ltd.	29,208	183,246
	Sharda Cropchem Ltd.	223,457	2,874,704

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sharda Motor Industries Ltd.	101,180	$1,200,019
	Share India Securities Ltd.	362,351	714,892
*	Sheela Foam Ltd.	41,427	314,933
*	Shilpa Medicare Ltd.	192,168	1,907,821
	Shipping Corp. of India Land & Assets Ltd.	1,289,688	737,241
	Shipping Corp. of India Ltd.	1,423,653	3,491,415
	Shivalik Bimetal Controls Ltd.	19,722	118,755
*	Shoppers Stop Ltd.	152,109	902,498
	Shree Cement Ltd.	19,851	6,924,757
*	Shree Renuka Sugars Ltd.	856,560	291,504
	Shriram Finance Ltd.	5,149,860	36,939,321
	Shriram Pistons & Rings Ltd.	72,555	1,981,644
*	Shriram Properties Ltd.	47,995	49,400
	Shyam Metalics & Energy Ltd.	27,946	312,161
*	Siemens Energy India Ltd.	54,253	1,994,879
	Siemens Ltd.	54,253	1,868,985
	Sigachi Industries Ltd.	21,591	9,249
*	SIS Ltd.	196,947	868,611
	Siyaram Silk Mills Ltd.	133,723	952,646
	SJS Enterprises Ltd.	74,008	1,030,236
	SKF India Ltd.	129,292	7,192,268
	Skipper Ltd.	68,017	377,608
	SML ISUZU Ltd.	4,113	154,606
	Snowman Logistics Ltd.	260,899	160,559
	Sobha Ltd.	405,439	7,366,906
	Solar Industries India Ltd.	126,873	20,307,745
*	Solara Active Pharma Sciences Ltd.	75,910	554,392
	Somany Ceramics Ltd.	98,351	604,313
Ω	Sona Blw Precision Forgings Ltd.	120,777	619,696
	Sonata Software Ltd.	1,017,553	4,542,399
	South Indian Bank Ltd.	11,139,285	3,756,879
*	SP Apparels Ltd.	20,771	197,224
*	Spandana Sphoorty Financial Ltd.	89,960	275,534
	SRF Ltd.	650,031	22,453,885
*	Star Cement Ltd.	611,259	1,667,272
*	Star Health & Allied Insurance Co. Ltd.	17,669	88,960
		Shares	Value»
INDIA — (Continued)
	State Bank of India (SBID LI), GDR	13,327	$1,219,930
	State Bank of India (SBIN IN)	5,075,462	45,954,166
	State Bank of India (SBKFF US), GDR	5,089	466,661
	Steel Authority of India Ltd.	4,980,889	7,021,701
	Steelcast Ltd.	196	2,486
*	Sterlite Technologies Ltd.	1,257,227	1,707,061
	STL Networks Ltd.	1,179,841	348,300
	Stove Kraft Ltd.	12,205	82,181
	Strides Pharma Science Ltd.	421,995	4,181,368
*	Stylam Industries Ltd.	27,206	537,791
	Styrenix Performance Materials Ltd.	38,376	1,269,183
*	Subex Ltd.	2,186,579	325,802
	Subros Ltd.	160,835	1,562,498
	Sudarshan Chemical Industries Ltd.	258,747	4,204,093
	Sumitomo Chemical India Ltd.	210,690	1,553,865
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	1,329,896	25,725,228
	Sun TV Network Ltd.	889,605	5,699,782
	Sundaram Finance Ltd.	160,152	8,463,801
	Sundaram-Clayton Ltd.	16,214	360,116
	Sundram Fasteners Ltd.	659,326	7,443,256
	Sundrop Brands Ltd.	48,493	450,049
*	Sunflag Iron & Steel Co. Ltd.	186,996	608,170
	Sunteck Realty Ltd.	384,730	1,722,182
	Suprajit Engineering Ltd.	496,580	2,592,153
	Supreme Industries Ltd.	285,046	13,947,416
	Supreme Petrochem Ltd.	476,982	4,258,421
	Supriya Lifescience Ltd.	45,816	344,140
	Surya Roshni Ltd.	617,792	2,306,875
*	Suryoday Small Finance Bank Ltd.	23,172	33,237
*	Sutlej Textiles & Industries Ltd.	384,327	183,661
	Suyog Telematics Ltd.	4,976	48,363
*	Suzlon Energy Ltd.	34,335,189	23,904,729
	Swaraj Engines Ltd.	35,022	1,671,267
	Symphony Ltd.	66,659	842,994
*	Syncom Formulations India Ltd.	80,164	16,614

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Syngene International Ltd.	1,090,061	$8,801,257
	TAJGVK Hotels & Resorts Ltd.	61,538	286,655
	Talbros Automotive Components Ltd.	57,878	188,448
	Tamil Nadu Newsprint & Papers Ltd.	200,485	365,286
	Tamilnad Mercantile Bank Ltd.	88,069	459,291
	Tamilnadu Petroproducts Ltd.	221,740	249,091
	Tanla Platforms Ltd.	346,578	2,479,328
*	TARC Ltd.	365,981	768,242
	Tarsons Products Ltd.	3,118	13,112
	Tasty Bite Eatables Ltd.	272	34,954
	Tata Chemicals Ltd.	1,095,234	12,239,843
	Tata Communications Ltd.	526,741	10,255,844
	Tata Consultancy Services Ltd.	1,884,702	64,919,601
	Tata Consumer Products Ltd.	790,850	9,653,564
	Tata Elxsi Ltd.	125,312	8,668,530
	Tata Motors Ltd.	6,634,894	50,188,583
	Tata Power Co. Ltd.	3,061,437	13,816,375
	Tata Steel Ltd.	22,581,634	40,388,459
	Tatva Chintan Pharma Chem Pvt Ltd.	1,629	21,751
	TCI Express Ltd.	88,976	710,554
	TCPL Packaging Ltd.	2,011	82,546
	TD Power Systems Ltd.	464,417	2,686,574
*	TeamLease Services Ltd.	1,734	36,163
	Tech Mahindra Ltd.	1,561,211	25,905,887
	Techno Electric & Engineering Co. Ltd.	364,168	5,985,359
	Technocraft Industries India Ltd.	10,603	377,647
	Tega Industries Ltd.	20,375	439,990
Ω	Tejas Networks Ltd.	28,394	187,918
	Texmaco Infrastructure & Holdings Ltd.	26,899	30,335
	Texmaco Rail & Engineering Ltd.	994,500	1,656,713
	Thanga Mayil Jewellery Ltd.	24,469	525,341
	Thejo Engineering Ltd.	7,476	200,756
	Themis Medicare Ltd.	26,415	32,194
	Thermax Ltd.	64,548	2,893,302
	Thirumalai Chemicals Ltd.	607,593	2,057,766
		Shares	Value»
INDIA — (Continued)
	Thomas Cook India Ltd.	902,430	$1,728,931
Ω	Thyrocare Technologies Ltd.	69,888	1,056,362
	Tilaknagar Industries Ltd.	369,389	2,069,158
	Time Technoplast Ltd.	1,345,394	7,133,008
	Timken India Ltd.	135,291	5,097,660
	Tips Music Ltd.	84,350	562,302
	Titagarh Rail System Ltd.	266,058	2,598,982
	Titan Co. Ltd.	735,289	27,928,773
	Torrent Pharmaceuticals Ltd.	462,723	19,765,024
	Torrent Power Ltd.	802,309	11,904,825
	Tourism Finance Corp. of India Ltd.	347,886	1,169,697
	TransIndia Real Estate Ltd.	264,161	98,981
	Transport Corp. of India Ltd.	291,382	3,882,240
	Trent Ltd.	384,155	21,938,515
	Trident Ltd.	8,614,345	2,949,369
	Triveni Engineering & Industries Ltd.	703,446	2,736,608
	Triveni Turbine Ltd.	783,888	5,337,491
	TTK Healthcare Ltd.	2,972	41,933
	TTK Prestige Ltd.	243,194	1,748,833
	Tube Investments of India Ltd.	470,598	15,173,079
	TV Today Network Ltd.	204,034	357,065
	TVS Holdings Ltd.	21,218	2,801,966
	TVS Motor Co. Ltd.	633,055	20,215,496
	TVS Srichakra Ltd.	27,163	928,882
*	TVS Supply Chain Solutions Ltd.	8,956	13,017
*	Udaipur Cement Works Ltd.	64,734	26,519
	Uflex Ltd.	314,886	2,121,375
	Ugar Sugar Works Ltd.	78,357	39,859
*	Ugro Capital Ltd.	198,930	384,506
Ω	Ujjivan Small Finance Bank Ltd.	10,678,610	5,388,927
	UltraTech Cement Ltd.	192,126	26,752,565
*	Unichem Laboratories Ltd.	194,087	1,388,440
	Union Bank of India Ltd.	5,175,487	7,694,395
	Uniparts India Ltd.	2,175	8,651
	United Breweries Ltd.	103,773	2,299,297
	United Spirits Ltd.	809,814	12,334,399
	Universal Cables Ltd.	8,915	75,154
	UNO Minda Ltd.	1,047,139	12,391,377
*	UPL Ltd.	3,289,980	25,505,858

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Urja Global Ltd.	233,310	$37,022
	Usha Martin Ltd.	1,086,960	4,644,520
	UTI Asset Management Co. Ltd.	189,320	2,853,817
*	V2 Retail Ltd.	15,957	336,415
*	VA Tech Wabag Ltd.	312,865	5,620,910
	Vadilal Industries Ltd.	7,062	419,604
	Vaibhav Global Ltd.	267,528	687,681
*Ω	Valiant Organics Ltd.	9,479	37,923
*	Valor Estate Ltd.	669,648	1,404,554
	Vardhman Special Steels Ltd.	16,776	51,646
	Vardhman Textiles Ltd.	1,004,596	4,971,714
*Ω	Varroc Engineering Ltd.	253,206	1,540,096
	Varun Beverages Ltd.	2,814,547	16,676,533
*	Vascon Engineers Ltd.	8,327	5,088
	Vedant Fashions Ltd.	41,854	358,792
	Vedanta Ltd.	5,827,878	28,078,797
	Veedol Corporation Ltd.	41,272	778,681
	Venky's India Ltd.	37,741	650,026
Ω	Venus Pipes & Tubes Ltd.	3,567	56,649
*	Veranda Learning Solutions Ltd.	7,839	21,094
	Vesuvius India Ltd.	279,810	1,646,373
	V-Guard Industries Ltd.	1,039,773	4,530,174
	Vidhi Specialty Food Ingredients Ltd.	8,288	38,637
	Vijaya Diagnostic Centre Ltd.	45,241	552,462
*	Vikas Lifecare Ltd.	2,298,854	62,958
	Vimta Labs Ltd.	123,666	984,655
	Vinati Organics Ltd.	168,920	3,513,466
	Vindhya Telelinks Ltd.	27,832	498,994
	Vintage Coffee & Beverages Ltd.	36,335	64,280
	Visaka Industries Ltd.	1,730	1,663
	Vishnu Chemicals Ltd.	62,152	402,078
*	VL E-Governance & IT Solutions Ltd.	119,621	60,243
*	V-Mart Retail Ltd.	108,852	975,926
*	Vodafone Idea Ltd.	33,845,556	2,657,295
	Voltamp Transformers Ltd.	25,701	2,566,649
	Voltas Ltd.	321,889	4,830,928
	VRL Logistics Ltd.	267,849	1,883,377
	VST Industries Ltd.	326,604	1,049,846
	VST Tillers Tractors Ltd.	26,587	1,379,313
*	Walchandnagar Industries Ltd.	24,757	55,949
		Shares	Value»
INDIA — (Continued)
*	Websol Energy System Ltd.	21,488	$325,149
	Welspun Corp. Ltd.	1,123,115	11,901,564
	Welspun Enterprises Ltd.	447,557	2,503,243
	Welspun Living Ltd.	2,895,250	4,189,941
	West Coast Paper Mills Ltd.	427,269	2,586,986
*	Westlife Foodworld Ltd.	191,875	1,583,271
	Wheels India Ltd.	3,522	30,511
	Whirlpool of India Ltd.	120,592	1,827,609
	Windlas Biotech Ltd.	5,333	59,558
	Wipro Ltd.	6,769,186	19,037,588
*	Wockhardt Ltd.	361,997	6,855,659
	Wonderla Holidays Ltd.	112,920	814,292
	XPRO India Ltd.	2,364	30,137
	Yasho Industries Ltd.	1,323	28,944
*	Yes Bank Ltd.	31,282,558	6,723,989
	Yuken India Ltd.	1,054	12,658
	Zee Entertainment Enterprises Ltd.	5,486,854	7,388,690
*	Zee Media Corp. Ltd.	2,420,508	366,578
	Zen Technologies Ltd.	163,789	2,695,639
	Zensar Technologies Ltd.	777,012	7,147,039
	ZF Commercial Vehicle Control Systems India Ltd.	1,496	224,729
	Zydus Lifesciences Ltd.	874,296	9,570,796
	Zydus Wellness Ltd.	63,725	1,468,418
TOTAL INDIA			5,709,896,346
INDONESIA — (1.3%)
	ABM Investama Tbk. PT	3,392,900	605,695
*	Adhi Karya Persero Tbk. PT	7,836,679	115,100
	Adi Sarana Armada Tbk. PT	9,416,800	484,789
	AKR Corporindo Tbk. PT	53,071,500	4,326,473
*	Alam Sutera Realty Tbk. PT	65,510,400	620,271
	Alamtri Minerals Indonesia Tbk. PT	7,119,900	479,269
	Alamtri Resources Indonesia Tbk. PT	82,585,900	9,257,656
	Allo Bank Indonesia Tbk. PT	1,007,600	79,894
	Aneka Tambang Tbk. PT	46,583,119	8,060,514
	Arwana Citramulia Tbk. PT	23,118,100	820,845

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Aspirasi Hidup Indonesia Tbk. PT	53,519,500	$1,527,890
	Astra Agro Lestari Tbk. PT	3,375,022	1,395,121
	Astra International Tbk. PT	61,505,200	19,012,514
	Astra Otoparts Tbk. PT	7,391,800	965,327
	Asuransi Tugu Pratama Indonesia Tbk. PT	179,300	10,455
	Avia Avian Tbk. PT	12,813,800	354,100
*††	Bakrie Telecom Tbk. PT	35,294,139	0
	Bank Amar Indonesia Tbk. PT	13,801,810	172,729
	Bank BTPN Syariah Tbk. PT	15,157,400	1,295,521
*	Bank Bukopin Tbk. PT	142,642,188	544,952
*	Bank Capital Indonesia Tbk. PT	20,448,500	161,499
	Bank Central Asia Tbk. PT	91,803,500	46,011,497
*	Bank China Construction Bank Indonesia Tbk. PT	17,420,100	70,916
*	Bank Ganesha Tbk. PT	8,856,600	42,490
*	Bank Ina Perdana PT	2,485,100	665,334
*	Bank Jago Tbk. PT	447,100	50,662
	Bank Mandiri Persero Tbk. PT	127,148,372	34,613,701
*	Bank Mayapada International Tbk. PT	12,988,650	144,975
	Bank Maybank Indonesia Tbk. PT	9,420,600	118,028
*	Bank Nationalnobu Tbk. PT	5,517,725	173,957
	Bank Negara Indonesia Persero Tbk. PT	32,302,360	7,833,601
*	Bank Neo Commerce Tbk. PT	27,575,100	405,205
	Bank OCBC Nisp Tbk. PT	13,474,400	1,087,689
*	Bank Pan Indonesia Tbk. PT	31,614,600	2,149,437
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	21,944,157	1,046,487
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	25,465,800	781,117
		Shares	Value»
INDONESIA — (Continued)
	Bank Rakyat Indonesia Persero Tbk. PT	95,125,259	$21,301,443
	Bank Syariah Indonesia Tbk. PT	21,486,600	3,547,125
	Bank Tabungan Negara Persero Tbk. PT	54,408,154	3,666,579
	Barito Pacific Tbk. PT	44,289,688	7,047,667
	Barito Renewables Energy Tbk. PT	1,998,000	947,823
	BFI Finance Indonesia Tbk. PT	52,845,100	2,452,956
*	Bintang Oto Global Tbk. PT	305,300	10,664
	BISI International Tbk. PT	11,631,812	653,100
	Blue Bird Tbk. PT	5,130,300	607,050
*	Buana Lintas Lautan Tbk. PT	115,728,000	949,229
*	Bukalapak.com Tbk. PT	204,792,500	1,875,087
	Bukit Asam Tbk. PT	37,180,900	5,458,947
	Buma Internasional Grup Tbk. PT	40,023,900	883,523
*	Bumi Resources Minerals Tbk. PT	133,296,600	3,470,830
*	Bumi Resources Tbk. PT	314,361,100	2,115,915
*	Bumi Serpong Damai Tbk. PT	29,608,000	1,418,318
*	Capital Financial Indonesia Tbk. PT	4,407,100	277,189
	Catur Sentosa Adiprana Tbk. PT	864,200	14,406
*	Cemindo Gemilang PT	12,211,000	600,502
	Charoen Pokphand Indonesia Tbk. PT	19,566,060	5,847,797
Ω	Cikarang Listrindo Tbk. PT	10,148,300	425,170
	Ciputra Development Tbk. PT	66,854,915	3,723,684
	Cisarua Mountain Dairy Tbk. PT	1,638,700	496,900
*	Citra Marga Nusaphala Persada Tbk. PT	19,749,671	1,573,523
*	City Retail Developments Tbk. PT	11,633,200	86,980
	Dayamitra Telekomunikasi PT	4,415,000	155,641
	Dharma Satya Nusantara Tbk. PT	31,366,000	2,616,759
*	Dian Swastatika Sentosa Tbk. PT	136,300	536,360

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Elang Mahkota Teknologi Tbk. PT	37,906,500	$1,432,787
	Elnusa Tbk. PT	28,333,700	839,871
*	Energi Mega Persada Tbk. PT	18,618,600	666,641
	Erajaya Swasembada Tbk. PT	69,828,200	2,061,551
	ESSA Industries Indonesia Tbk. PT	49,138,200	1,876,359
	Gajah Tunggal Tbk. PT	10,790,000	687,209
	Garudafood Putra Putri Jaya Tbk. PT	24,325,000	538,153
	Golden Energy Mines Tbk. PT	88,300	49,063
*	Gudang Garam Tbk. PT	1,989,800	1,067,761
*	Harum Energy Tbk. PT	12,371,200	592,598
	Hexindo Adiperkasa Tbk. PT	1,852,256	604,871
*	Hillcon Tbk. PT	458,600	6,128
*	Impack Pratama Industri Tbk. PT	37,017,100	1,119,651
	Indah Kiat Pulp & Paper Tbk. PT	13,595,800	5,600,529
	Indika Energy Tbk. PT	11,762,000	957,024
	Indo Tambangraya Megah Tbk. PT	3,533,500	4,930,302
	Indocement Tunggal Prakarsa Tbk. PT	4,319,800	1,374,446
	Indofood CBP Sukses Makmur Tbk. PT	3,420,700	2,031,995
	Indofood Sukses Makmur Tbk. PT	25,022,900	12,920,711
	Indomobil Sukses Internasional Tbk. PT	3,198,400	201,629
	Indosat Tbk. PT	18,426,200	2,459,000
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	43,056,788	1,332,942
*††	Inti Agri Resources Tbk. PT	10,879,700	0
*	Intiland Development Tbk. PT	15,165,700	116,082
	Japfa Comfeed Indonesia Tbk. PT	56,069,300	5,429,784
	Jasa Marga Persero Tbk. PT	8,838,558	1,920,640
	Jaya Real Property Tbk. PT	5,813,800	263,303
	Kalbe Farma Tbk. PT	50,093,100	4,332,566
*	Kawasan Industri Jababeka Tbk. PT	110,979,845	1,274,267
		Shares	Value»
INDONESIA — (Continued)
	KMI Wire & Cable Tbk. PT	28,325,800	$660,283
	Krakatau Steel Persero Tbk PT	1,062,700	17,825
	Lautan Luas Tbk. PT	329,800	17,524
*	Lippo Cikarang Tbk. PT	256,805	7,671
*	Lippo Karawaci Tbk. PT	324,039,762	1,632,121
	Malindo Feedmill Tbk. PT	2,259,400	84,942
	Map Aktif Adiperkasa PT	44,671,900	1,872,232
	Matahari Department Store Tbk. PT	4,422,100	469,242
	Mayora Indah Tbk. PT	18,695,625	2,529,147
	MD Entertainment Tbk. PT	2,507,340	259,047
	Medco Energi Internasional Tbk. PT	63,757,160	4,970,340
*	Media Nusantara Citra Tbk. PT	44,649,593	682,914
	Medikaloka Hermina Tbk. PT	33,821,100	3,240,774
*	Merdeka Battery Materials Tbk. PT	20,343,900	589,923
*	Merdeka Copper Gold Tbk. PT	13,589,162	1,940,542
*	Metro Healthcare Indonesia Tbk. PT	60,296,000	871,437
	Metrodata Electronics Tbk. PT	34,020,600	1,228,693
	Metropolitan Kentjana Tbk. PT	33,300	46,246
	Midi Utama Indonesia Tbk. PT	1,079,200	28,890
	Mitra Adiperkasa Tbk. PT	67,702,100	4,831,248
	Mitra Keluarga Karyasehat Tbk. PT	14,286,300	2,063,925
	Mitra Pinasthika Mustika Tbk. PT	12,216,500	708,599
*	MNC Digital Entertainment Tbk. PT	21,894,000	649,083
*	MNC Land Tbk. PT	105,612,800	1,083,176
	Mulia Industrindo Tbk. PT	13,805,800	271,909
	Nippon Indosari Corpindo Tbk. PT	19,741,289	971,953
Ω	Nusantara Sejahtera Raya Tbk. PT	4,712,500	39,802
	Pabrik Kertas Tjiwi Kimia Tbk. PT	7,817,200	2,909,886

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Pacific Strategic Financial Tbk. PT	13,198,500	$902,152
	Pakuwon Jati Tbk. PT	99,195,800	2,120,031
*	Panin Financial Tbk. PT	114,644,800	1,765,467
*	Paninvest Tbk. PT	7,925,300	432,790
	Pantai Indah Kapuk Dua Tbk. PT	523,200	522,637
	Perusahaan Gas Negara Tbk. PT	32,156,100	3,178,950
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	19,964,600	1,683,585
	Petrindo Jaya Kreasi Tbk. PT	29,608,000	2,749,683
	Petrosea Tbk. PT	8,342,300	1,909,289
*††	Pool Advista Indonesia Tbk. PT	8,941,700	5,094
*	PP Persero Tbk. PT	18,274,790	428,327
	Prodia Widyahusada Tbk. PT	1,413,100	250,300
	Puradelta Lestari Tbk. PT	61,655,500	516,511
	Ramayana Lestari Sentosa Tbk. PT	2,095,900	50,137
*††	Rimo International Lestari Tbk. PT	151,291,900	0
	Rukun Raharja Tbk. PT	3,958,600	626,512
	Salim Ivomas Pratama Tbk. PT	31,135,200	1,267,427
	Sampoerna Agro Tbk. PT	5,071,559	923,594
	Samudera Indonesia Tbk. PT	54,823,600	1,091,448
*	Sarana Meditama Metropolitan Tbk. PT	11,755,900	195,701
	Sarana Menara Nusantara Tbk. PT	62,833,300	2,325,687
	Sariguna Primatirta Tbk. PT	38,775,600	1,315,092
	Sawit Sumbermas Sarana Tbk. PT	24,219,100	2,051,139
*††	Sekawan Intipratama Tbk. PT	2,876,400	0
	Selamat Sempurna Tbk. PT	17,014,400	2,049,241
	Semen Baturaja Tbk. PT	4,829,100	86,639
	Semen Indonesia Persero Tbk. PT	15,608,786	2,324,800
	Siloam International Hospitals Tbk. PT	5,129,300	657,637
*	Sinar Mas Multiartha Tbk. PT	278,500	269,340
		Shares	Value»
INDONESIA — (Continued)
*††	Sri Rejeki Isman Tbk. PT	96,691,300	$160,858
	Steel Pipe Industry of Indonesia PT	16,408,800	344,473
	Sumber Alfaria Trijaya Tbk. PT	39,945,700	5,614,435
	Sumber Tani Agung Resources Tbk. PT	1,212,000	68,804
	Summarecon Agung Tbk. PT	69,637,847	1,740,934
	Surya Citra Media Tbk. PT	118,871,000	1,330,269
	Surya Semesta Internusa Tbk. PT	32,469,000	5,116,611
*††	Suryainti Permata Tbk. PT	3,098,000	0
#	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	365,576	6,434,138
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	48,996,700	8,603,573
	Temas Tbk. PT	35,286,000	274,190
	Tempo Scan Pacific Tbk. PT	3,861,200	515,225
	Timah Tbk. PT	16,520,567	1,011,067
	Tower Bersama Infrastructure Tbk. PT	5,095,900	605,519
*††	Trada Alam Minera Tbk. PT	173,119,000	0
	Transcoal Pacific Tbk. PT	4,057,800	1,547,346
	Trias Sentosa Tbk. PT	3,690,500	110,573
	Trimegah Bangun Persada Tbk. PT	2,167,800	94,104
	Triputra Agro Persada PT	29,981,200	2,638,897
	Tunas Baru Lampung Tbk. PT	26,023,757	1,264,497
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	13,067,200	1,026,797
	Unilever Indonesia Tbk. PT	24,192,400	2,509,818
	United Tractors Tbk. PT	9,367,346	13,726,147
	Vale Indonesia Tbk. PT	10,689,375	2,235,229
*††	Waskita Karya Persero Tbk. PT	52,554,757	120,983
*††	Wijaya Karya Persero Tbk. PT	19,524,422	181,540
	Wintermar Offshore Marine Tbk. PT	5,713,565	128,815

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	XLSMART Telecom Sejahtera Tbk. PT	44,923,545	$6,875,039
TOTAL INDONESIA			405,593,205
KUWAIT — (0.4%)
	A'ayan Leasing & Investment Co. KSCP	6,272,710	3,689,989
	A'ayan Real Estate Co. SAK	67,161	22,947
*	Acico Industries Co. KSC	384,653	107,356
	Agility Public Warehousing Co. KSC	1,977,856	922,101
	Al Ahli Bank of Kuwait KSCP	361,703	355,154
	Al-Eid Food KSC	495,205	356,939
	Ali Alghanim Sons Automotive Co. KSCC	510,471	1,870,443
*	Alimtiaz Investment Group KSC	2,698,986	428,664
*††	Arabi Group Holding KSC	479,552	452,688
	Arzan Financial Group for Financing & Investment KPSC	4,825,368	4,657,524
*	Asiya Capital Investments Co. KSCP	3,504,874	508,267
	Boubyan Bank KSCP	913,052	2,102,426
	Boubyan Petrochemicals Co. KSCP	597,249	1,260,860
	Boursa Kuwait Securities Co. KPSC	282,877	3,216,121
	Burgan Bank SAK	375,305	305,991
	Combined Group Contracting Co. SAK	691,683	1,631,805
	Commercial Facilities Co. SAKP	221,252	168,633
	Commercial Real Estate Co. KSC	2,124,189	1,316,005
	Gulf Bank KSCP	2,444,181	2,700,080
	Gulf Cables & Electrical Industries Group Co. KSCP	174,302	1,193,747
	Heavy Engineering & Ship Building Co. KSCP	432,971	1,219,990
	Humansoft Holding Co. KSC	425,720	3,335,909
		Shares	Value»
KUWAIT — (Continued)
*	IFA Hotels & Resorts-KPSC	267,176	$763,901
	Integrated Holding Co. KCSC	901,265	1,596,088
	Jazeera Airways Co. KSCP	417,094	1,837,677
	KAMCO Investment Co. KSC	52,319	26,953
*	Kuwait Business Town Real Estate Co. KSCP	46,151	17,163
	Kuwait Cement Co. KSC	662,335	756,682
	Kuwait Finance House KSCP	9,520,584	25,069,845
	Kuwait Financial Centre SAK	227,060	111,782
	Kuwait International Bank KSCP	3,117,866	2,815,367
	Kuwait Investment Co. SAK	106,959	72,266
	Kuwait Real Estate Co. KSC	4,141,103	4,856,392
	Kuwait Telecommunications Co.	1,136,274	2,133,887
	Mabanee Co. KPSC	703,894	2,038,198
*	Manazel Holding Co. KSC	333,405	52,202
	Mezzan Holding Co. KSCC	559,708	2,271,895
	Mobile Telecommunications Co. KSCP	2,684,925	4,661,070
*	Munshaat Real Estate Projects Co. KSCP	46,542	29,509
	National Bank of Kuwait SAKP	7,372,054	25,232,893
*	National Consumer Holding Co. SAK	1,304,518	468,178
	National Industries Group Holding SAK	2,904,328	2,338,394
	National Investments Co. KSCP	3,445,777	2,762,531
*	Privatization Holding Co. KSCP	688,188	124,717
*	Rasiyat Holding Co.	236,436	284,830
	Salhia Real Estate Co. KSCP	956,752	1,289,476
	Securities House KSC	742,150	198,212
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	1,572,417	800,651

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Specialities Group Holding Co. KSCC	32,323	$16,675
††	Sultan Center Food Products Co. KSC	5,505	647
*	United Real Estate Co. SAKP	25,092	14,974
*	Warba Bank KSCP	6,472,130	5,853,795
TOTAL KUWAIT			120,320,489
MALAYSIA — (1.4%)
#	7-Eleven Malaysia Holdings Bhd., Class B	2,085,585	965,703
	Able Global Bhd.	645,400	226,242
#	Aeon Co. M Bhd.	4,414,700	1,333,277
#	AEON Credit Service M Bhd.	1,821,080	2,196,641
#*	AFFIN Bank Bhd.	4,371,097	2,433,970
	Ajinomoto Malaysia Bhd.	120,400	362,431
#	Alliance Bank Malaysia Bhd.	8,005,706	8,413,145
	Allianz Malaysia Bhd.	213,500	870,990
#	AME Elite Consortium Bhd.	1,583,900	559,190
#	AMMB Holdings Bhd. (AMM MK)	6,307,050	7,452,316
#	Ancom Nylex Bhd.	2,765,115	601,922
#*	Ann Joo Resources Bhd.	608,100	104,146
*	Astro Malaysia Holdings Bhd.	3,575,900	121,302
	Aumas Resources Bhd.	3,667,500	455,668
#	Aurelius Technologies Bhd.	1,197,000	304,514
	Axiata Group Bhd.	12,039,835	7,603,420
#	Bank Islam Malaysia Bhd.	5,338,559	2,799,201
	Batu Kawan Bhd.	403,050	1,778,594
#*	Berjaya Assets Bhd.	1,232,400	87,779
#*	Berjaya Corp. Bhd.	23,909,801	1,566,986
#*	Berjaya Food Bhd.	3,571,919	250,966
#*	Berjaya Land Bhd.	3,912,500	255,340
#*	Bermaz Auto Bhd.	4,730,900	819,400
	Beshom Holdings Bhd.	363,622	50,824
#	British American Tobacco Malaysia Bhd.	621,200	752,506
*	Bumi Armada Bhd.	21,790,350	2,243,057
#	Bursa Malaysia Bhd.	2,920,500	5,151,244
#	Cahya Mata Sarawak Bhd.	3,655,600	1,056,082
#	Cape Ems Bhd.	1,960,100	153,100
	Carlsberg Brewery Malaysia Bhd.	789,400	3,344,372
		Shares	Value»
MALAYSIA — (Continued)
#	CB Industrial Product Holding Bhd.	2,850,220	$701,482
	CCK Consolidated Holdings Bhd.	262,600	79,290
#	CelcomDigi Bhd.	6,296,920	5,662,893
*	Chin Hin Group Bhd.	217,100	116,347
	CIMB Group Holdings Bhd.	15,166,848	23,184,293
#	Coastal Contracts Bhd.	1,119,200	331,099
#	Crescendo Corp. Bhd.	240,600	67,434
#	CSC Steel Holdings Bhd.	1,264,100	313,268
#	CTOS Digital Bhd.	3,302,200	671,547
#*	Cypark Resources Bhd.	744,550	150,412
#	D&O Green Technologies Bhd.	3,125,200	760,523
*	Dagang NeXchange Bhd.	222,100	14,959
#	Dayang Enterprise Holdings Bhd.	4,149,863	1,784,865
#	Dialog Group Bhd.	5,898,184	2,412,711
#	DRB-Hicom Bhd.	5,603,400	1,106,974
	Dufu Technology Corp. Bhd.	87,800	24,626
#	Duopharma Biotech Bhd.	1,370,151	423,578
	Dutch Lady Milk Industries Bhd.	102,000	651,138
	DXN Holdings Bhd.	683,200	80,602
#	Eastern & Oriental Bhd.	5,106,400	995,732
	Eco World Development Group Bhd.	6,896,800	3,281,446
#*	Ecofirst Consolidated Bhd.	1,552,400	145,439
#	EG Industries Bhd.	113,400	30,124
#*	Ekovest Bhd.	12,612,550	1,221,528
#	Farm Fresh Bhd.	4,140,500	1,685,222
#	Formosa Prosonic Industries Bhd.	831,600	247,162
	Fraser & Neave Holdings Bhd.	378,200	2,535,761
#	Frontken Corp. Bhd.	6,583,500	6,232,330
#*	Gadang Holdings Bhd.	2,291,200	139,068
#	Gamuda Bhd.	5,814,685	7,018,300
#	Gas Malaysia Bhd.	1,135,800	1,104,885
	Genetec Technology Bhd.	568,900	98,184
#	Genting Bhd.	8,225,200	6,018,330
#	Genting Malaysia Bhd.	10,696,800	4,893,268

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Genting Plantations Bhd.	1,057,900	$1,215,561
#*	Globetronics Technology Bhd.	2,910,945	256,973
*	Greatech Technology Bhd.	1,444,800	573,792
#	Guan Chong Bhd.	2,661,699	708,645
#	HAP Seng Consolidated Bhd.	4,225,140	2,531,674
#	Hap Seng Plantations Holdings Bhd.	1,591,700	718,926
	Harn Len Corp. Bhd.	63,900	8,961
#	Hartalega Holdings Bhd.	3,925,600	1,340,405
	Heineken Malaysia Bhd.	639,900	3,584,014
*	HeiTech Padu Bhd.	113,825	41,989
#*	Hengyuan Refining Co. Bhd.	939,800	299,581
#	Hextar Global Bhd.	1,097,100	231,312
	Hextar Industries Bhd.	103,000	8,669
#	Hiap Teck Venture Bhd.	9,509,400	665,168
#	Hibiscus Petroleum Bhd.	5,221,940	1,905,800
#	Hong Leong Bank Bhd.	509,765	2,266,206
	Hong Leong Financial Group Bhd.	1,079,598	4,079,413
	Hong Leong Industries Bhd.	500,000	1,530,180
#	Hume Cement Industries Bhd.	232,600	165,965
#	Hup Seng Industries Bhd.	2,153,000	478,361
	IGB Bhd.	735,738	538,489
#	IHH Healthcare Bhd.	2,116,900	3,299,402
#	IJM Corp. Bhd.	7,391,326	4,922,800
#	Inari Amertron Bhd.	5,921,332	2,902,148
#	Insas Bhd.	4,362,802	862,543
#	IOI Corp. Bhd.	4,478,177	3,954,509
#	IOI Properties Group Bhd.	5,399,419	2,674,877
	Iris Corp. Bhd.	220,600	13,152
#*	Iskandar Waterfront City Bhd.	2,026,200	164,437
#	ITMAX SYSTEM Bhd.	567,200	531,713
#	JAKS Resources Bhd.	12,374,160	288,630
#	Jaya Tiasa Holdings Bhd.	5,527,339	1,560,363
*	JCY International Bhd.	2,114,700	163,964
	Keck Seng Malaysia Bhd.	481,400	607,808
#	Kelington Group Bhd.	2,182,300	2,155,834
		Shares	Value»
MALAYSIA — (Continued)
	Kenanga Investment Bank Bhd.	2,821,700	$597,199
	Kerjaya Prospek Group Bhd.	1,755,287	835,894
#	Kim Loong Resources Bhd.	1,387,760	763,840
*	KNM Group Bhd.	15,379,881	89,921
#	Kossan Rubber Industries Bhd.	6,590,100	2,110,376
#	KPJ Healthcare Bhd.	7,972,500	4,831,987
#	Kretam Holdings Bhd.	4,777,400	786,465
#*	KSL Holdings Bhd.	2,078,500	786,682
#	Kuala Lumpur Kepong Bhd.	1,110,785	5,091,764
	Kumpulan Fima Bhd.	709,900	406,951
#	Lagenda Properties Bhd.	1,920,800	543,177
	Land & General Bhd.	12,991,220	348,679
#	LBS Bina Group Bhd.	5,947,093	645,647
#	Leong Hup International Bhd.	7,905,700	1,117,692
#	Lii Hen Industries Bhd.	2,192,000	225,920
#*Ω	Lotte Chemical Titan Holding Bhd.	2,882,475	478,152
	LPI Capital Bhd.	658,640	2,238,285
#	Magni-Tech Industries Bhd.	1,388,700	685,131
#	Magnum Bhd.	4,517,362	1,428,153
#	Mah Sing Group Bhd.	9,447,051	2,569,627
#	Malakoff Corp. Bhd.	8,389,000	1,755,803
#	Malayan Banking Bhd.	7,849,450	17,264,235
#	Malayan Cement Bhd.	133,100	174,589
#	Malayan Flour Mills Bhd.	4,952,200	672,117
#	Malaysia Smelting Corp. Bhd.	2,226,200	602,166
#	Malaysian Pacific Industries Bhd.	461,625	2,161,895
#	Malaysian Resources Corp. Bhd.	12,008,157	1,495,569
#	Matrix Concepts Holdings Bhd.	9,406,357	2,945,469
	Maxis Bhd.	4,550,215	3,661,107
#	MBM Resources Bhd.	905,810	975,573
#	MBSB Bhd.	13,582,967	2,175,991
	Mega First Corp. Bhd.	3,697,000	3,136,580
	Mi Technovation Bhd.	642,500	303,041
	MISC Bhd.	2,304,360	4,024,401
	MKH Bhd.	2,772,375	686,433
#	MKH Oil Palm East Kalimantan Bhd.	222,984	32,891
#	MNRB Holdings Bhd.	3,755,754	1,624,177

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#Ω	Mr. DIY Group M Bhd.	6,347,200	$2,446,906
*	Muhibbah Engineering M Bhd.	3,089,550	415,412
#	Nationgate Holdings Bhd.	666,100	239,269
#	Nestle Malaysia Bhd.	84,200	1,736,542
#	NEXG Bhd.	3,233,700	403,761
	Notion VTEC Bhd.	523,600	72,178
††	Nylex Malaysia Bhd.	20,250	214
#	OCK Group Bhd.	3,028,800	293,866
#	Oriental Holdings Bhd.	1,111,240	1,765,700
#	OSK Holdings Bhd.	11,428,450	3,498,537
#	PA Resources Bhd.	1,808,900	73,685
	Padini Holdings Bhd.	3,537,000	1,651,102
	Panasonic Manufacturing Malaysia Bhd.	62,900	154,617
#	Pantech Group Holdings Bhd.	3,414,831	542,363
#	Paramount Corp. Bhd.	1,893,175	479,073
	PBA Holdings Bhd.	116,800	56,857
#	Pecca Group Bhd.	1,237,300	440,400
#	Perak Transit Bhd.	4,536,199	733,269
#	Petron Malaysia Refining & Marketing Bhd.	613,600	506,029
#	Petronas Chemicals Group Bhd.	3,524,100	3,189,277
	Petronas Dagangan Bhd.	677,900	3,424,045
#	Petronas Gas Bhd.	1,182,308	4,979,831
	Power Root Bhd.	347,300	103,212
#	PPB Group Bhd.	1,526,040	3,368,922
#	Press Metal Aluminium Holdings Bhd.	6,437,360	8,039,651
#	Public Bank Bhd.	25,473,055	25,087,609
	QES Group Bhd.	944,400	89,950
#	QL Resources Bhd.	5,279,995	5,254,911
#*	Ranhill Utilities Bhd.	2,267,658	714,198
#	RCE Capital Bhd.	2,660,300	640,800
#	REDtone Digital Bhd.	1,261,400	159,111
	RGB International Bhd.	3,818,100	262,720
#	RHB Bank Bhd.	5,531,358	7,941,318
#	Sam Engineering & Equipment M Bhd.	754,500	735,214
*	Sapura Energy Bhd.	40,752,188	380,711
#	Sarawak Oil Palms Bhd.	2,438,737	1,910,896
	Scientex Bhd.	4,615,184	3,521,934
#	SD Guthrie Bhd.	5,308,361	5,929,841
#	Shangri-La Hotels Malaysia Bhd.	253,500	97,316
#	Sime Darby Bhd.	11,328,987	4,318,684
		Shares	Value»
MALAYSIA — (Continued)
#	Sime Darby Property Bhd.	11,876,887	$4,116,128
	SKP Resources Bhd.	6,792,525	1,497,780
#*	Solarvest Holdings Bhd.	1,778,000	1,040,695
#	Southern Cable Group Bhd.	849,200	339,049
	SP Setia Bhd. Group	7,554,759	1,974,807
#	Sports Toto Bhd.	3,906,573	1,252,951
	Sunway Bhd.	2,984,090	3,297,760
#	Sunway Construction Group Bhd.	1,606,119	1,964,165
#*	Supermax Corp. Bhd.	5,279,039	697,068
#	Suria Capital Holdings Bhd.	413,380	162,100
#	Syarikat Takaful Malaysia Keluarga Bhd.	2,785,675	2,084,868
#	Ta Ann Holdings Bhd.	2,019,023	1,819,002
#	Taliworks Corp. Bhd.	2,377,766	322,534
#	TASCO Bhd.	858,600	98,256
#	Telekom Malaysia Bhd.	2,458,828	3,881,921
	Tenaga Nasional Bhd.	3,542,681	10,790,819
	Teo Seng Capital Bhd.	103,300	22,959
	Thong Guan Industries Bhd.	1,574,800	415,608
#	TIME dotCom Bhd.	4,133,180	5,025,567
#*	Top Glove Corp. Bhd.	12,124,860	1,941,237
#*	Tropicana Corp. Bhd.	5,039,732	1,403,150
#	TSH Resources Bhd.	3,242,150	885,945
#	Uchi Technologies Bhd.	1,688,440	1,260,609
#	UEM Sunrise Bhd.	8,838,445	1,540,675
#	Unisem M Bhd.	1,039,400	564,265
	United Malacca Bhd.	226,150	283,270
#	United Plantations Bhd.	714,900	3,627,160
#	UOA Development Bhd.	8,622,500	3,553,855
#	Uzma Bhd.	1,436,933	114,080
#	Velesto Energy Bhd.	29,005,192	1,222,033
	ViTrox Corp. Bhd.	881,000	786,625
	VS Industry Bhd.	11,675,052	2,186,528
#	Wasco Bhd.	1,416,900	324,527
#*	WCT Holdings Bhd.	5,517,840	1,010,370
#	Wellcall Holdings Bhd.	2,974,850	918,893
#	Westports Holdings Bhd.	3,119,100	4,087,911
#	Yinson Holdings Bhd.	7,618,585	4,171,539
#	YTL Corp. Bhd.	12,480,495	7,224,764
#	YTL Power International Bhd.	4,073,263	3,881,947
	Zetrix Ai Bhd.	20,168,467	4,136,574
TOTAL MALAYSIA			427,614,916

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (2.0%)
	Alfa SAB de CV, Class A	31,592,286	$23,043,194
#	Alpek SAB de CV	3,673,514	1,758,380
*	Alsea SAB de CV	3,134,024	9,396,257
#	America Movil SAB de CV (2228390D US), ADR	2,718,240	49,118,596
	Arca Continental SAB de CV	1,041,769	10,861,125
#*	Axtel SAB de CV	8,540,367	1,063,868
Ω	Banco del Bajio SA	5,195,597	11,677,356
#	Becle SAB de CV	866,993	1,086,441
	Bolsa Mexicana de Valores SAB de CV	2,864,652	6,130,188
	Cemex SAB de CV (CEMEXCPO MM)	1,651,158	1,440,661
	Cemex SAB de CV (CX US), Sponsored ADR	3,600,262	31,322,281
*	Cia Minera Autlan SAB de CV	14,731	5,568
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	81,220	6,744,509
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	338,569	2,814,080
*	Consorcio ARA SAB de CV	8,643,162	1,479,852
*	Controladora Alpek SAB de CV	31,592,286	4,521,557
*	Controladora AXTEL SAB de CV	27,388,079	1,051,098
#*	Controladora Vuela Cia de Aviacion SAB de CV (VLRS US), ADR	270,308	1,592,114
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	1,040,862	608,572
	Corp. Actinver SAB de CV	61,598	60,406
#	Corp. Inmobiliaria Vesta SAB de CV	3,245,004	9,145,871
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	222,600	505,083
	Corp. Moctezuma SAB de CV	213,875	918,308
	Corporativo Fragua SAB de CV	2,566	75,083
	Cydsa SAB de CV	6,129	5,815
		Shares	Value»
MEXICO — (Continued)
*	Dine SAB de CV	7,300	$7,838
	El Puerto de Liverpool SAB de CV, Class C1	526,038	2,567,590
#*††	Empresas ICA SAB de CV	4,691,828	0
	Financiera Independencia SAB de CV SOFOM ENR	122,895	57,001
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	534,206	4,829,517
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	66,202	5,988,633
#	GCC SAB de CV	1,071,304	10,016,252
	Genomma Lab Internacional SAB de CV, Class B	4,631,909	5,347,627
	Gentera SAB de CV	9,230,595	20,932,142
	Gruma SAB de CV, Class B	913,433	15,734,870
	Grupo Aeroportuario del Centro Norte SAB de CV	1,482,286	19,721,908
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	979,586	22,548,392
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	27,293	6,271,658
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	6,540	1,983,647
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	375,775	11,393,960
#	Grupo Bimbo SAB de CV	3,507,902	10,184,352
#	Grupo Carso SAB de CV	1,926,393	13,693,575
#	Grupo Comercial Chedraui SA de CV	2,372,508	19,197,633
	Grupo Financiero Banorte SAB de CV, Class O	5,816,080	51,797,483
	Grupo Financiero Inbursa SAB de CV, Class O	5,362,667	13,809,614
	Grupo Gigante SAB de CV	41,000	55,550

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Grupo Herdez SAB de CV	1,704,446	$4,899,661
*	Grupo Hotelero Santa Fe SAB de CV	306,056	62,785
	Grupo Industrial Saltillo SAB de CV	320,237	252,930
	Grupo Mexico SAB de CV	7,525,347	46,947,155
*	Grupo Pochteca SAB de CV	386,111	115,230
#*	Grupo Rotoplas SAB de CV	714,409	519,191
*	Grupo Simec SAB de CV (SIM US), Sponsored ADR	5,555	157,429
#*	Grupo Simec SAB de CV (SIMECB MM)	1,299,357	12,053,749
#	Grupo Televisa SAB (TLEVICPO MM)	2,737,347	1,509,060
#	Grupo Televisa SAB (TV US), Sponsored ADR	1,878,081	5,258,627
*Ω	Grupo Traxion SAB de CV	611,596	535,896
*	Industrias CH SAB de CV	1,726,920	15,561,961
*	Industrias Penoles SAB de CV	655,155	17,206,284
#	Kimberly-Clark de Mexico SAB de CV, Class A	5,839,206	10,932,455
	KUO SAB de CV	271,325	640,019
#	La Comer SAB de CV	5,015,129	10,774,619
	Megacable Holdings SAB de CV	5,071,691	13,990,501
*	Minera Frisco SAB de CV, Class A1	5,848,090	1,252,387
*Ω	Nemak SAB de CV	15,152,868	2,714,906
*	Ollamani SAB	136,867	341,134
	Operadora De Sites Mexicanos SAB de CV, Class A-1	24,164	20,891
#	Orbia Advance Corp. SAB de CV	6,016,425	4,091,743
	Organizacion Cultiba SAB de CV	194,351	110,646
*	Organizacion Soriana SAB de CV, Class B	3,346,930	4,611,010
*	Promotora de Hoteles Norte 19 SAB de CV	2,213,204	561,953
		Shares	Value»
MEXICO — (Continued)
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	1,230,572	$14,545,733
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	30,873	308,485
#	Qualitas Controladora SAB de CV	948,790	8,597,702
	Regional SAB de CV	2,019,259	15,612,463
#*	Sitios Latinoamerica SAB de CV	1,445,895	243,729
*	Vista Energy SAB de CV (VIST US), ADR	68,859	3,077,997
*	Vitro SAB de CV	423,313	122,293
	Wal-Mart de Mexico SAB de CV	6,537,662	19,268,169
TOTAL MEXICO			629,464,298
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	39,716	250,210
	Cia de Minas Buenaventura SAA, ADR	157,251	2,674,839
	Credicorp Ltd.	122,245	28,972,065
*††	Fossal SAA, ADR	6	12
	Intercorp Financial Services, Inc.	9,334	336,584
TOTAL PERU			32,233,710
PHILIPPINES — (0.6%)
*	8990 Holdings, Inc.	697,800	121,812
	A Soriano Corp.	818,000	204,787
	Aboitiz Equity Ventures, Inc.	3,324,490	1,806,417
	Aboitiz Power Corp.	3,874,200	2,865,140
	ACEN Corp.	14,285,967	611,049
*††	ACR Mining Corp.	11,905	0
	Alliance Global Group, Inc.	22,418,794	2,961,089
	Apex Mining Co., Inc.	15,588,000	1,526,880
*	Atlas Consolidated Mining & Development Corp.	4,306,100	275,919
	Ayala Corp.	376,380	3,802,548
	Ayala Land, Inc.	7,824,970	3,343,261
*	AyalaLand Logistics Holdings Corp.	4,662,200	115,646
	Bank of the Philippine Islands	3,910,626	7,921,266
	BDO Unibank, Inc.	6,704,779	16,367,201

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Belle Corp.	27,703,700	$712,592
	Bloomberry Resorts Corp.	19,293,800	1,340,655
*	Cebu Air, Inc.	1,887,740	1,144,228
	Century Pacific Food, Inc.	6,218,850	3,941,783
	China Banking Corp.	2,559,090	2,874,723
	COL Financial Group, Inc.	1,671,250	43,033
	Converge Information & Communications Technology Solutions, Inc.	10,154,300	3,107,303
	Cosco Capital, Inc.	15,392,100	1,841,558
	D&L Industries, Inc.	12,933,600	1,124,185
	DigiPlus Interactive Corp.	912,760	393,461
*	DITO CME Holdings Corp.	17,732,900	331,206
	DMCI Holdings, Inc.	25,850,600	4,541,842
	DoubleDragon Corp.	4,336,690	720,681
	East West Banking Corp.	5,848,850	1,241,939
	Emperador, Inc.	3,708,300	1,028,922
	Filinvest Development Corp.	116,500	9,929
	Filinvest Land, Inc.	66,853,446	940,104
	Filinvest REIT Corp.	16,833,037	994,854
	First Philippine Holdings Corp.	2,587,130	3,490,068
	Ginebra San Miguel, Inc.	20,830	102,153
*	Global Ferronickel Holdings, Inc.	16,720,756	368,891
	Globe Telecom, Inc.	99,684	2,850,041
	GT Capital Holdings, Inc.	460,672	4,727,898
	International Container Terminal Services, Inc.	2,174,422	16,696,109
	JG Summit Holdings, Inc.	5,488,676	1,972,349
	Jollibee Foods Corp.	1,266,257	4,703,435
	Keepers Holdings, Inc.	894,000	38,441
	LT Group, Inc.	13,071,700	2,926,860
	MacroAsia Corp.	604,396	42,573
	Manila Electric Co.	444,700	4,092,714
	Manila Water Co., Inc.	9,410,200	5,931,190
	Megaworld Corp.	56,421,300	1,921,456
	Metropolitan Bank & Trust Co.	5,602,829	7,114,720
Ω	Monde Nissin Corp.	1,172,600	150,344
	Nickel Asia Corp.	26,122,540	1,005,428
	Petron Corp.	22,616,000	950,941
		Shares	Value»
PHILIPPINES — (Continued)
	Philcomsat Holdings Corp.	410,333	$752,467
	Philex Mining Corp.	7,231,150	698,555
	Philippine National Bank	2,711,566	2,929,763
*	Philippine Seven Corp.	250,010	227,663
	Philippine Stock Exchange, Inc.	84,552	301,835
*††	Philtown Properties, Inc.	16,675	0
*††	Phoenix Petroleum Philippines, Inc.	2,516,870	33,655
	PLDT, Inc. (PHI US), Sponsored ADR	117,883	2,720,740
	PLDT, Inc. (TEL PM)	76,845	1,735,489
	Puregold Price Club, Inc.	6,783,480	4,649,768
*	PXP Energy Corp.	363,200	13,989
	RFM Corp.	6,096,300	432,964
	Rizal Commercial Banking Corp.	2,919,464	1,249,346
	Robinsons Land Corp.	17,188,818	4,267,429
	Robinsons Retail Holdings, Inc.	1,723,720	1,123,255
	San Miguel Corp.	3,366,360	4,147,621
	Security Bank Corp.	2,116,178	2,753,391
	Semirara Mining & Power Corp.	4,759,000	2,690,983
*	Shakey's Pizza Asia Ventures, Inc.	366,600	50,877
*	Shell Pilipinas Corp.	1,919,540	161,910
	SM Investments Corp.	143,790	2,009,742
	SM Prime Holdings, Inc.	8,148,290	3,234,606
	SSI Group, Inc.	302,000	15,443
	STI Education Systems Holdings, Inc.	1,430,000	34,265
*	Synergy Grid & Development Phils, Inc.	3,227,000	636,070
*	Top Frontier Investment Holdings, Inc.	155,417	146,592
	Union Bank of the Philippines	3,664,942	2,007,178
	Universal Robina Corp.	2,832,660	4,290,284
	Vista Land & Lifescapes, Inc.	54,816,800	1,372,407
	Vistamalls, Inc.	155,800	4,005
	Wilcon Depot, Inc.	6,753,100	1,157,934
TOTAL PHILIPPINES			173,191,850

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
POLAND — (1.2%)
#*	11 bit studios SA	5,440	$273,680
	AB SA	9,937	249,362
*	Action SA	37,636	264,394
*	Agora SA	261,596	642,923
	Alior Bank SA	760,657	20,494,259
*Ω	Allegro.eu SA	197,079	1,933,227
	Amica SA	29,857	458,648
#	AmRest Holdings SE	333,086	1,269,296
	Apator SA	74,541	421,405
#	Arctic Paper SA	132,265	402,459
	ASBISc Enterprises PLC	298,919	2,168,167
	Asseco Poland SA	262,383	14,155,614
	Asseco South Eastern Europe SA	16,818	344,979
#	Auto Partner SA	284,788	1,518,824
	Bank Handlowy w Warszawie SA	148,569	4,332,112
*	Bank Millennium SA	2,906,087	11,302,403
#*	Bank Ochrony Srodowiska SA	121,413	332,825
	Bank Polska Kasa Opieki SA	499,709	27,135,877
	Benefit Systems SA	6,578	5,958,374
#*	Bioton SA	193,900	236,927
#	BNPP Bank Polska SA	3,338	92,016
	Boryszew SA	1,581,311	2,548,572
#	Budimex SA	66,681	9,979,216
*	CCC SA	133,149	6,841,311
#	CD Projekt SA	63,449	4,237,747
#*	Celon Pharma SA	49,619	307,054
*	CI Games SA	878,942	663,108
#*	Cognor Holding SA	736,787	1,373,380
	Cyber Folks SA	27,075	1,296,087
#*	Cyfrowy Polsat SA	683,640	2,744,384
*	Datawalk SA	3,774	106,810
	Develia SA	1,508,135	3,360,819
*Ω	Dino Polska SA	803,000	10,590,077
	Dom Development SA	41,354	2,587,665
*	Echo Investment SA	23,210	32,943
	Elektrotim SA	8,867	119,786
*	Enea SA	1,945,475	9,828,382
#	Eurocash SA	470,794	1,015,068
*	Fabryki Mebli Forte SA	103,961	783,784
#	Globe Trade Centre SA	254,305	288,487
#*	Grupa Azoty SA	354,185	1,760,345
#	Grupa Kety SA	64,686	15,053,255
#	Grupa Pracuj SA	10,752	183,252
#*Ω	HUUUGE, Inc.	42,466	218,534
#	ING Bank Slaski SA	86,700	7,684,645
#	Inter Cars SA	33,821	5,159,499
*	Jastrzebska Spolka Weglowa SA	526,457	3,295,129
		Shares	Value»
POLAND — (Continued)
*	KGHM Polska Miedz SA	326,273	$11,031,042
#	KRUK SA	93,438	10,237,188
*	Lentex SA	22,077	45,856
	LPP SA	2,841	12,617,904
#*	Lubawa SA	24,192	57,493
*	Lubelski Wegiel Bogdanka SA	85,664	553,714
*	mBank SA	33,114	7,830,246
#	Mirbud SA	502,567	1,997,810
#	Mo-BRUK SA	14,849	1,114,458
*	Mostostal Zabrze SA	86,076	144,088
	Neuca SA	6,917	1,223,307
	Newag SA	511	9,852
	Onde SA	5,966	16,050
	Orange Polska SA	2,108,129	4,916,418
	ORLEN SA	1,830,608	40,764,872
#	Pepco Group NV	312,879	1,938,608
*	PGE Polska Grupa Energetyczna SA	2,447,265	7,879,581
*	PKP Cargo SA	210,403	867,225
	PlayWay SA	5,070	371,993
*	Polimex-Mostostal SA	524,213	643,319
	Powszechna Kasa Oszczednosci Bank Polski SA	992,246	21,726,713
	Powszechny Zaklad Ubezpieczen SA	1,477,164	24,758,712
	Santander Bank Polska SA	53,494	7,800,449
*	Selvita SA	15,027	133,826
	Stalexport Autostrady SA	1,083,132	905,539
	Synektik SA	33,892	1,940,207
*	Tauron Polska Energia SA	7,222,221	16,020,916
	TEN Square Games SA	3,404	74,035
#	Text SA	64,197	996,577
	Torpol SA	56,565	590,513
	Unimot SA	11,748	473,589
#	Votum SA	15,986	193,134
	Voxel SA	2,274	107,047
#	VRG SA	1,259,078	1,376,538
#	Warsaw Stock Exchange	122,584	1,732,623
	Wawel SA	149	25,814
	Wirtualna Polska Holding SA	32,887	654,705
#Ω	XTB SA	428,609	8,565,614
#*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	14,797	242,918

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
#*	Zespol Elektrowni Patnow Adamow Konin SA	84,873	$530,026
TOTAL POLAND			379,157,629
QATAR — (0.8%)
	Aamal Co.	11,558,854	2,611,476
	Al Khaleej Takaful Group QSC	1,519,535	1,009,721
	Al Meera Consumer Goods Co. QSC	606,268	2,461,250
	Al Rayan Bank	12,713,582	8,305,290
	Alijarah Holding Co. QPSC	2,527,464	504,585
*	Baladna	7,064,060	2,597,661
	Barwa Real Estate Co.	9,457,528	7,287,024
	Commercial Bank PSQC	5,777,516	7,759,604
*	Dlala Brokerage & Investments Holding Co. QSC	79,702	23,415
	Doha Bank QPSC	13,496,887	9,069,300
	Doha Insurance Co. QSC	706,342	514,749
*	Estithmar Holding QPSC	5,942,026	5,790,082
	Gulf International Services QSC	8,974,229	8,146,534
	Gulf Warehousing Co.	2,825,623	2,144,920
	Industries Qatar QSC	860,950	3,140,778
	Lesha Bank LLC	7,077,781	3,612,460
	Mannai Corp. QSC	969,758	1,629,491
*	Mazaya Real Estate Development QPSC	4,539,401	767,045
	Medicare Group	1,456,853	2,291,782
	Mesaieed Petrochemical Holding Co.	6,681,266	2,483,772
	Ooredoo QPSC	3,111,870	11,500,169
	Qatar Aluminum Manufacturing Co.	15,945,310	6,489,728
	Qatar Electricity & Water Co. QSC	1,267,300	5,607,121
	Qatar Fuel QSC	998,858	4,169,514
	Qatar Gas Transport Co. Ltd.	10,622,463	14,004,987
	Qatar Industrial Manufacturing Co. QSC	768,444	542,588
	Qatar Insurance Co. SAQ	3,556,758	2,047,824
	Qatar International Islamic Bank QSC	2,053,980	6,274,419
		Shares	Value»
QATAR — (Continued)
	Qatar Islamic Bank QPSC	1,687,213	$11,367,081
	Qatar Islamic Insurance Group	307,190	733,043
	Qatar National Bank QPSC	13,164,893	67,728,464
	Qatar National Cement Co. QSC	1,489,605	1,412,338
	Qatar Navigation QSC	2,473,630	7,363,315
	QLM Life & Medical Insurance Co. WLL	249,576	136,902
	Salam International Investment Ltd. QSC	7,736,721	1,535,285
	United Development Co. QSC	11,990,083	3,397,972
	Vodafone Qatar QSC	17,306,239	11,332,350
*	Widam Food Co.	573,788	349,244
	Zad Holding Co.	102,347	411,153
TOTAL QATAR			228,554,436
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	4,286,740	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	226,212	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	604,821	0
*††	Mechel PJSC, Sponsored ADR	137,371	0
*††	PhosAgro PJSC	1,846	0
*††	Polyus PJSC (PLZL LI), GDR	30,972	0
*††	RusHydro PJSC (HYDR LI), ADR	4,493,667	0
*††	RusHydro PJSC (RSHYY US), ADR	556	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	3,144,384	0
*††	Severstal PAO (SVJTY US), GDR	1,124	0
*††	Severstal PAO (SVST LI), GDR	284,906	0
*††	VTB Bank PJSC (VTBR LI), GDR	7,638,337	0
SAUDI ARABIA — (3.1%)
	Abdullah Al Othaim Markets Co.	2,752,412	5,354,309
*	ACWA Power Co.	110,661	6,480,187

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Ades Holding Co.	432,850	$1,451,939
*	Advanced Petrochemical Co.	540,054	4,461,642
	Al Babtain Power & Telecommunication Co.	369,351	5,519,934
*	Al Gassim Investment Holding Co.	9,350	40,396
	Al Hammadi Holding	451,802	4,363,751
	Al Hassan Ghazi Ibrahim Shaker Co.	224,179	1,601,728
	Al Jouf Agricultural Development Co.	130,143	1,476,819
*	Al Jouf Cement Co.	450,462	827,250
*	Al Khaleej Training & Education Co.	310,280	2,023,048
	Al Moammar Information Systems Co.	10,133	350,075
	Al Rajhi Bank	3,883,026	97,906,883
*	Al Rajhi Co. for Co-operative Insurance	75,017	2,372,204
	Al Yamamah Steel Industries Co.	238,552	2,189,487
	Alamar Foods	71,608	983,304
	Alandalus Property Co.	298,390	1,553,419
	Alaseel Co.	1,505,135	1,529,567
	Al-Dawaa Medical Services Co.	40,835	798,407
	Aldrees Petroleum & Transport Services Co.	311,860	9,905,745
	Al-Etihad Cooperative Insurance Co.	246,718	827,489
	Alinma Bank	2,988,217	20,548,514
	AlJazira Takaful Ta'awuni Co.	266,948	906,527
	AlKhorayef Water & Power Technologies Co.	81,969	2,821,003
*	Allianz Saudi Fransi Cooperative Insurance Co.	210,760	796,355
	Almarai Co. JSC	1,680,965	21,438,505
	Almawarid Manpower Co.	14,734	498,187
	Almunajem Foods Co.	83,635	1,479,629
	Alujain Corp.	247,530	2,416,223
*	Amlak International Finance Co.	80,356	250,300
*	Anaam International Holding Group Co.	44,321	177,070
	Arab National Bank	1,726,298	9,986,361
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Arabia Insurance Cooperative Co.	54,379	$163,732
	Arabian Cement Co.	373,759	2,053,265
Ω	Arabian Centres Co.	737,553	4,076,643
	Arabian Contracting Services Co.	90,945	2,339,449
	Arabian Drilling Co.	193,310	3,858,663
	Arabian Internet & Communications Services Co.	100,481	6,383,608
	Arabian Pipes Co.	607,805	960,398
*	Arabian Shield Cooperative Insurance Co.	215,450	848,097
	Arriyadh Development Co.	775,674	6,611,462
*	ARTEX Industrial Investment Co.	244,918	839,293
*	Ash-Sharqiyah Development Co.	6,712	29,988
	Astra Industrial Group Co.	225,964	8,423,833
	Ataa Educational Co.	50,258	819,115
*	BAAN Holding Group Co.	1,337,901	887,000
	Baazeem Trading Co.	24,161	36,714
	Bank AlBilad	2,177,037	15,073,391
*	Bank Al-Jazira	3,500,288	11,691,861
	Banque Saudi Fransi	1,762,232	8,051,153
	Basic Chemical Industries Ltd.	101,099	706,509
	Bawan Co.	295,171	4,113,727
	BinDawood Holding Co.	1,320,267	2,084,848
	Bupa Arabia for Cooperative Insurance Co.	236,964	10,644,291
*	Buruj Cooperative Insurance Co.	17,849	81,758
	Catrion Catering Holding Co.	292,360	8,829,174
*	Chubb Arabia Cooperative Insurance Co.	99,038	872,008
	City Cement Co.	570,014	2,539,964
	Co. for Cooperative Insurance	220,850	7,898,705
	Dallah Healthcare Co.	148,741	5,387,533
*	Dar Al Arkan Real Estate Development Co.	3,272,403	16,646,188
	Dr. Sulaiman Al Habib Medical Services Group Co.	225,018	15,716,597
	East Pipes Integrated Co. for Industry	66,702	1,913,491

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Eastern Province Cement Co.	388,399	$2,855,577
	Electrical Industries Co.	4,858,252	11,618,065
	Elm Co.	9,506	2,303,078
*	Emaar Economic City	1,469,585	4,913,263
	Etihad Atheeb Telecommunication Co.	13,446	345,534
	Etihad Etisalat Co.	2,662,404	43,409,587
*	Fawaz Abdulaziz Al Hokair & Co.	124,323	952,156
	First Milling Co.	17,679	267,272
*	Fitaihi Holding Group	1,173,695	1,025,311
	Gulf Insurance Group	223,767	1,470,408
*	Gulf Union Cooperative Insurance Co.	269,441	1,009,057
*	Halwani Brothers Co.	910	10,268
*	Herfy Food Services Co.	162,038	1,082,884
	Jamjoom Pharmaceuticals Factory Co.	41,781	1,804,223
	Jarir Marketing Co.	2,283,415	7,815,785
*	Jazan Development & Investment Co.	76,141	221,405
*	L'Azurde Co. for Jewelry	214,621	728,685
	Leejam Sports Co. JSC	163,423	6,174,990
*	Liva Insurance Co.	48,446	166,217
*	Lumi Rental Co.	29,740	479,461
	Maharah Human Resources Co.	16,624	20,603
*	Malath Cooperative Insurance Co.	96,963	331,846
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	371,809	1,675,125
*	Methanol Chemicals Co.	214,553	716,591
*	Middle East Healthcare Co.	292,858	4,390,087
*	Middle East Paper Co.	291,268	2,160,234
	Middle East Pharmaceutical Co.	371	11,934
	Middle East Specialized Cables Co.	170,077	1,511,343
	Mobile Telecommunications Co. Saudi Arabia	5,290,605	14,656,221
	Mouwasat Medical Services Co.	289,608	5,855,510
		Shares	Value»
SAUDI ARABIA — (Continued)
	Nahdi Medical Co.	128,849	$4,250,710
*	Najran Cement Co.	659,158	1,427,493
*	Nama Chemicals Co.	7,015	46,321
*	National Agriculture Development Co.	1,104,538	6,046,946
	National Co. for Glass Industries	135,051	1,457,003
	National Co. for Learning & Education	57,688	2,569,153
	National Gas & Industrialization Co.	161,521	3,271,897
*	National Gypsum	111,143	630,759
*	National Industrialization Co.	2,528,725	6,478,376
	National Medical Care Co.	97,572	4,223,455
*	National Metal Manufacturing & Casting Co.	17,250	79,012
	Nayifat Finance Co.	244,788	842,510
	Northern Region Cement Co.	677,004	1,458,414
*	Perfect Presentation For Commercial Services Co.	395,583	1,131,556
	Power & Water Utility Co. for Jubail & Yanbu	75,354	804,442
	Qassim Cement Co.	319,958	3,928,252
*	Rabigh Refining & Petrochemical Co.	1,418,806	2,686,400
*	Red Sea International Co.	2,000	21,125
	Retal Urban Development Co.	1,157,360	4,569,728
	Riyad Bank	3,508,261	26,324,248
	Riyadh Cables Group Co.	114,535	3,995,150
	Riyadh Cement Co.	167,584	1,417,380
	SABIC Agri-Nutrients Co.	721,611	22,889,171
	Sahara International Petrochemical Co.	1,313,196	6,258,889
	SAL Saudi Logistics Services	43,713	2,004,051
*	Saudi Arabian Amiantit Co.	108,909	598,811
*	Saudi Arabian Cooperative Insurance Co.	32,131	124,373
*	Saudi Arabian Mining Co.	1,943,646	26,871,966
Ω	Saudi Arabian Oil Co.	8,279,408	53,573,151
	Saudi Aramco Base Oil Co.	159,214	4,417,991

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Automotive Services Co.	283,754	$3,889,993
	Saudi Awwal Bank	2,391,467	20,614,242
	Saudi Basic Industries Corp.	1,250,991	18,219,092
	Saudi Cement Co.	558,809	5,697,203
*	Saudi Ceramic Co.	483,377	3,930,739
	Saudi Chemical Co. Holding	2,441,467	4,945,898
*	Saudi Co. For Hardware CJSC	5,479	42,031
	Saudi Electricity Co.	1,214,678	4,776,371
	Saudi Ground Services Co.	3,631	47,096
	Saudi Industrial Investment Group	1,017,897	4,870,670
	Saudi Investment Bank	1,535,103	5,882,114
*	Saudi Kayan Petrochemical Co.	4,261,743	5,183,507
*	Saudi Marketing Co.	138,051	616,815
	Saudi National Bank	4,959,856	49,494,863
	Saudi Paper Manufacturing Co.	124,577	1,831,373
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	317,520	2,037,525
*	Saudi Printing & Packaging Co.	131,139	403,304
*	Saudi Public Transport Co.	613,746	2,184,199
*	Saudi Real Estate Co.	873,373	4,278,742
*	Saudi Reinsurance Co.	413,469	5,004,112
*	Saudi Research & Media Group	190,028	9,303,802
	Saudi Steel Pipe Co.	125,882	1,717,233
	Saudi Tadawul Group Holding Co.	59,617	2,599,654
	Saudi Telecom Co.	6,118,051	68,483,528
	Saudia Dairy & Foodstuff Co.	88,666	6,212,696
*	Savola Group	753,798	4,970,593
	Scientific & Medical Equipment House Co.	83,234	785,779
*	Seera Group Holding	1,274,414	8,769,329
*	Shams	3,096,854	790,630
*	SHL Finance Co.	93,444	580,182
*	Sinad Holding Co.	546,281	1,567,328
	Southern Province Cement Co.	372,290	2,607,733
	Sustained Infrastructure Holding Co.	403,393	3,573,365
	Tabuk Cement Co.	304,948	847,624
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Takween Advanced Industries Co.	186,431	$388,991
	Tanmiah Food Co.	47,356	1,130,767
	Theeb Rent A Car Co.	116,854	1,921,542
*	Umm Al-Qura Cement Co.	306,351	1,273,931
	United Electronics Co.	258,641	6,189,805
	United International Transportation Co.	323,383	6,027,115
	United Wire Factories Co.	84,785	510,930
*	Wafrah for Industry & Development	11,156	79,321
*	Walaa Cooperative Insurance Co.	596,351	2,217,708
*	Wataniya Insurance Co.	149,759	647,654
	Yamama Cement Co.	795,912	6,969,617
	Yanbu Cement Co.	511,951	2,322,680
	Yanbu National Petrochemical Co.	371,442	3,017,497
	Zahrat Al Waha For Trading Co.	23,205	162,507
TOTAL SAUDI ARABIA			967,919,598
SOUTH AFRICA — (3.2%)
	Absa Group Ltd.	2,977,304	29,388,444
	Adcock Ingram Holdings Ltd.	446,218	1,688,005
	Advtech Ltd.	4,509,029	8,076,675
	AECI Ltd.	868,188	5,212,186
#	African Rainbow Minerals Ltd.	846,517	8,584,232
	Afrimat Ltd.	554,364	1,270,658
#	Alexander Forbes Group Holdings Ltd.	1,456,217	677,790
	Altron Ltd., Class A	416,751	481,779
#	Anglogold Ashanti PLC (AU US)	501,755	23,206,169
	Aspen Pharmacare Holdings Ltd.	945,638	6,069,340
	Astral Foods Ltd.	335,750	3,197,551
	AVI Ltd.	2,512,648	12,956,705
	Barloworld Ltd.	1,774,450	11,329,426
	Bid Corp. Ltd.	630,249	15,842,985
	Bidvest Group Ltd.	1,163,622	15,137,315
*	Blue Label Telecoms Ltd.	3,665,341	3,279,465
#*	Brait PLC	13,227,843	1,583,999
	Capitec Bank Holdings Ltd.	122,662	23,777,830
	Cashbuild Ltd.	138,478	1,173,959

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Caxton & CTP Publishers & Printers Ltd.	47,312	$30,022
	City Lodge Hotels Ltd.	1,661,297	379,138
	Clicks Group Ltd.	972,762	20,374,979
	Coronation Fund Managers Ltd.	1,444,004	3,261,046
	Curro Holdings Ltd.	744,739	357,678
	DataTec Ltd.	3,868,374	12,675,740
Ω	Dis-Chem Pharmacies Ltd.	2,466,803	4,201,870
	Discovery Ltd.	1,323,431	15,693,633
	DRDGOLD Ltd. (DRD SJ)	1,480,774	1,965,170
	DRDGOLD Ltd. (DRD US), Sponsored ADR	60,337	804,896
	Exxaro Resources Ltd.	1,155,929	10,085,489
	Famous Brands Ltd.	462,837	1,495,813
	FirstRand Ltd.	9,649,057	40,975,278
	Foschini Group Ltd.	2,926,995	19,763,699
	Gold Fields Ltd. (GFI US), Sponsored ADR	2,558,539	62,326,010
	Grindrod Ltd.	4,606,234	2,926,241
	Harmony Gold Mining Co. Ltd. (HAR SJ)	523,877	7,014,412
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	3,420,798	46,043,941
	Hudaco Industries Ltd.	251,026	2,673,915
*	Impala Platinum Holdings Ltd.	2,588,237	24,462,514
	Investec Ltd.	1,112,953	8,172,523
*	iOCO Ltd.	330,362	75,814
	Italtile Ltd.	1,042,431	565,251
	JSE Ltd.	512,015	3,821,641
*	KAP Ltd.	16,081,858	1,641,399
	Kumba Iron Ore Ltd.	222,284	3,666,080
	Lewis Group Ltd.	1,003,085	4,312,526
	Life Healthcare Group Holdings Ltd.	9,723,793	7,142,570
	Merafe Resources Ltd.	8,618,974	582,843
*	Metair Investments Ltd.	1,692,660	556,430
	Momentum Group Ltd.	12,938,196	24,517,046
	Motus Holdings Ltd.	1,550,752	7,928,963
	Mpact Ltd.	1,397,429	1,910,465
	Mr. Price Group Ltd.	1,644,895	19,034,203
	MTN Group Ltd.	6,514,257	54,752,484
*	MultiChoice Group	1,843,837	12,156,350
*	Nampak Ltd.	1,952	53,735
		Shares	Value»
SOUTH AFRICA — (Continued)
	Naspers Ltd., Class N	75,500	$23,305,496
	Nedbank Group Ltd.	1,537,088	20,975,774
	NEPI Rockcastle NV	1,494,023	11,420,896
	Netcare Ltd.	9,808,852	7,380,067
	Ninety One Ltd.	1,469,152	3,533,248
	Northam Platinum Holdings Ltd.	1,560,883	17,929,542
#*	Nutun Ltd.	2,943,568	227,677
	Oceana Group Ltd.	682,058	1,956,242
	Old Mutual Ltd. (OMU SJ)	23,508,838	16,487,590
	Omnia Holdings Ltd.	1,429,073	6,193,364
	OUTsurance Group Ltd.	1,586,311	6,721,543
Ω	Pepkor Holdings Ltd.	9,606,160	14,426,110
#*	Pick n Pay Stores Ltd.	3,671,640	5,714,995
	PPC Ltd.	9,548,588	2,670,605
	Premier Group Ltd.	9,961	76,746
	PSG Financial Services Ltd.	2,516,997	3,242,827
*	Rainbow Chicken	234,589	55,154
	Raubex Group Ltd.	1,734,622	4,289,802
	RCL Foods Ltd.	234,589	128,510
	Reunert Ltd.	1,349,317	4,139,297
	RFG Holdings Ltd.	538,736	473,227
	Sanlam Ltd.	2,746,975	13,220,210
	Santam Ltd.	282,456	6,848,902
	Sappi Ltd.	5,007,128	7,588,346
*	Sasol Ltd. (SOL SJ)	1,226,575	6,309,619
#*	Sasol Ltd. (SSL US), Sponsored ADR	508,321	2,602,603
	Shoprite Holdings Ltd.	1,309,526	19,037,359
#*	Sibanye Stillwater Ltd. (SBSW US), ADR	851,118	7,115,349
*	Sibanye Stillwater Ltd. (SSW SJ)	11,755,759	24,725,696
	Southern Sun Ltd.	1,521,453	790,185
*	SPAR Group Ltd.	1,111,225	6,534,835
#	Spur Corp. Ltd.	559,689	1,103,331
	Stadio Holdings Ltd.	205,049	98,809
	Standard Bank Group Ltd.	3,058,216	39,351,506
	Sun International Ltd.	1,341,381	3,463,798
	Super Group Ltd.	3,182,118	2,819,007
*	Telkom SA SOC Ltd.	2,692,218	8,748,995
	Thungela Resources Ltd. (TGA SJ)	728,436	3,708,817
	Tiger Brands Ltd.	745,036	12,429,962
	Truworths International Ltd.	2,405,542	9,357,959
	Tsogo Sun Ltd.	2,962,927	1,124,785
	Valterra Platinum Ltd.	235,798	10,589,667
	Vodacom Group Ltd.	1,561,780	11,890,127
	We Buy Cars Holdings Ltd.	696,881	2,207,462

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Wilson Bayly Holmes-Ovcon Ltd.	462,925	$4,406,361
	Woolworths Holdings Ltd.	3,595,717	9,851,440
	Zeda Ltd.	1,945,332	1,361,048
TOTAL SOUTH AFRICA			969,971,210
SOUTH KOREA — (11.1%)
#*	3S Korea Co. Ltd.	87,684	117,996
*	ABco Electronics Co. Ltd.	38,148	155,868
#*	ABLBio, Inc.	10,208	532,093
	Able C&C Co. Ltd.	14,696	100,659
#	ABOV Semiconductor Co. Ltd.	18,673	156,136
#*	Abpro Bio Co. Ltd.	780,310	138,587
#*	ADTechnology Co. Ltd.	26,899	483,499
#	Advanced Nano Products Co. Ltd.	12,078	465,163
#	Advanced Process Systems Corp.	73,861	956,975
#	Aekyung Chemical Co. Ltd.	108,169	926,315
#	Aekyung Industrial Co. Ltd.	55,179	656,070
#*	Agabang & Co.	125,984	489,748
#	Ahnlab, Inc.	27,254	1,255,237
*	Air Busan Co. Ltd.	247,041	365,313
	AJ Networks Co. Ltd.	16,939	51,917
	Ajin Industrial Co. Ltd.	283,426	565,456
#	AK Holdings, Inc.	25,570	212,195
*	Alteogen, Inc.	28,201	9,097,198
#*	ALUKO Co. Ltd.	401,243	688,325
#*	Amicogen, Inc.	89,576	262,694
*	Aminologics Co. Ltd.	122,330	95,484
#*	Amo Greentech Co. Ltd.	45,108	217,784
	Amorepacific Corp.	31,504	3,035,818
	Amorepacific Holdings Corp.	91,780	2,039,936
#*	Anam Electronics Co. Ltd.	221,968	224,858
#*	Ananti, Inc.	386,500	2,760,913
#*	Anapass, Inc.	25,811	347,002
#*	Anterogen Co. Ltd.	20,305	343,324
	Aplus Asset Advisor Co. Ltd.	21,942	99,490
*	Aprogen, Inc.	347,100	152,603
#*	APS, Inc.	68,815	237,919
#*	APT Neuroscience, Inc.	45,529	45,114
	Asia Cement Co. Ltd.	136,795	1,405,126
	ASIA Holdings Co. Ltd.	6,687	1,619,790
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Asia Pacific Satellite, Inc.	20,034	$176,622
#	Asia Paper Manufacturing Co. Ltd.	209,894	1,207,829
*	Asiana Airlines, Inc.	65,155	443,562
	Atec Co. Ltd.	28,831	287,198
	Atinum Investment Co. Ltd.	241,130	422,483
#	ATON, Inc.	32,411	194,072
#	Avaco Co. Ltd.	36,413	348,097
#	Avatec Co. Ltd.	20,074	120,603
#	Baiksan Co. Ltd.	100,615	1,099,108
#	BGF Co. Ltd.	229,686	659,402
#	BGF retail Co. Ltd.	33,806	2,738,399
	BGFecomaterials Co. Ltd.	92,298	205,958
#	BH Co. Ltd.	203,920	2,136,503
#*	BHI Co. Ltd.	83,532	2,400,214
#	Binggrae Co. Ltd.	44,671	2,609,381
*	Bio Fund&C Co. Ltd.	4,598	61,073
#	Bio Plus Co. Ltd.	190,704	945,220
#*	Biodyne Co. Ltd.	76,846	816,342
*	Bioneer Corp.	39,607	428,359
	BioNote, Inc.	38,193	143,778
*	BioSmart Co. Ltd.	36,164	83,434
	BIT Computer Co. Ltd.	32,598	124,608
#*	BNC Korea Co. Ltd.	152,347	567,660
#	BNK Financial Group, Inc.	981,017	10,274,168
#	Boditech Med, Inc.	77,247	791,611
*	Bohae Brewery Co. Ltd.	405,514	136,455
#	Bookook Securities Co. Ltd.	9,766	371,738
#	Boryung	199,262	1,209,952
#*	Bosung Power Technology Co. Ltd.	113,423	256,069
*††	Bucket Studio Co. Ltd.	176,492	27,489
#*	Bukwang Pharmaceutical Co. Ltd.	147,095	342,065
*	Bumhan Fuel Cell Co. Ltd.	5,061	64,720
	BYC Co. Ltd.	7,010	198,679
#	Byucksan Corp.	320,900	515,357
#	C&C International Co. Ltd.	17,848	565,856
#	C&G Hi Tech Co. Ltd.	21,533	192,186
#*	Cafe24 Corp.	81,934	2,530,731
#*	CammSys Corp.	232,126	166,954
#	Cape Industries Ltd.	123,700	658,198
#	Caregen Co. Ltd.	84,684	3,019,078
#*	Celltrion Pharm, Inc.	31,477	1,210,201
	Celltrion, Inc.	180,383	23,125,638

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Chabiotech Co. Ltd.	81,211	$644,977
	Changhae Ethanol Co. Ltd.	22,808	173,984
#	Cheil Electric Co. Ltd.	8,055	68,048
	Cheil Worldwide, Inc.	359,176	5,131,206
#	Chemtronics Co. Ltd.	80,307	1,250,994
#*	Chemtros Co. Ltd.	49,361	153,645
#	Cheryong Electric Co. Ltd.	60,381	1,742,970
*	ChinHung International, Inc.	66,150	35,847
	Chinyang Holdings Corp.	117,186	276,796
#	Chips&Media, Inc.	41,918	510,365
*	Choil Aluminum Co. Ltd.	359,880	391,473
#	Chong Kun Dang Pharmaceutical Corp.	41,657	2,531,145
#	Chongkundang Holdings Corp.	18,955	673,636
#	Choong Ang Vaccine Laboratory	20,312	146,201
*	Chorokbaem Media Co. Ltd.	85,628	314,899
#*	Chunbo Co. Ltd.	10,238	329,074
*	CJ Bioscience, Inc.	11,288	83,341
#*	CJ CGV Co. Ltd.	481,945	1,779,259
#	CJ CheilJedang Corp.	50,127	9,026,134
#	CJ Corp.	77,620	8,628,337
*	CJ ENM Co. Ltd.	96,156	4,532,266
#	CJ Freshway Corp.	58,587	1,231,426
	CJ Logistics Corp.	54,766	3,493,178
#*	CJ Seafood Corp.	77,976	163,713
#	Classys, Inc.	64,487	2,668,199
#	CLIO Cosmetics Co. Ltd.	21,177	228,281
#*	CMG Pharmaceutical Co. Ltd.	291,151	409,184
*	CoAsia Corp.	29,968	103,927
#*	Com2uS Holdings Corp.	27,423	453,955
#	Com2uSCorp	53,640	1,487,697
*	ContentreeJoongAng Corp.	22,780	167,781
#	Coocon Corp.	11,877	304,957
#*	Coreana Cosmetics Co. Ltd.	51,965	105,160
*	Corentec Co. Ltd.	12,674	54,749
#	Cosmax, Inc.	51,466	9,267,746
#	Cosmecca Korea Co. Ltd.	36,441	1,759,190
#*	CosmoAM&T Co. Ltd.	22,842	631,974
#*	Cosmochemical Co. Ltd.	60,852	714,171
#	Coway Co. Ltd.	59,727	4,658,447
#	Cowintech Co. Ltd.	43,559	390,400
	CR Holdings Co. Ltd.	100,156	382,159
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Creative & Innovative System	248,070	$1,342,637
#	Creverse, Inc.	31,119	310,139
#*	CrystalGenomics Invites Co. Ltd.	122,602	150,788
#	CS Wind Corp.	85,320	2,808,103
*	CTC BIO, Inc.	33,326	149,549
#*	Cube Entertainment, Inc.	24,558	288,650
#	Cuckoo Holdings Co. Ltd.	56,781	1,240,283
#	Cuckoo Homesys Co. Ltd.	63,202	1,266,239
#	Cymechs, Inc.	25,875	225,699
*	D&C Media Co. Ltd.	2,025	24,232
#	D.I Corp.	104,038	1,018,043
*††	DA Technology Co. Ltd.	544,765	14,927
#	Dae Hwa Pharmaceutical Co. Ltd.	33,963	363,191
	Dae Hyun Co. Ltd.	41,603	57,654
#	Dae Won Kang Up Co. Ltd.	268,029	710,512
*††	Dae Yu Co. Ltd.	20,309	6,312
#*	Daea TI Co. Ltd.	144,672	532,069
#*	Daebo Magnetic Co. Ltd.	7,865	97,826
#	Daebongls Co. Ltd.	29,738	290,215
#*	Daechang Co. Ltd.	277,674	287,296
#	Daechang Forging Co. Ltd.	61,541	270,055
#	Daedong Corp.	138,130	992,561
#	Daeduck Co. Ltd.	156,659	946,845
#	Daeduck Electronics Co. Ltd.	199,522	3,397,955
	Daehan Flour Mill Co. Ltd.	7,396	805,073
#	Daehan New Pharm Co. Ltd.	34,316	179,002
#	Daehan Steel Co. Ltd.	88,641	1,072,587
*	Daeho AL Co. Ltd.	12,818	16,993
#*	Dae-Il Corp.	175,524	538,888
#	Daejoo Electronic Materials Co. Ltd.	32,430	1,708,084
*	DaeMyoung Energy Co. Ltd.	3,607	67,498
	Daeryuk Can Co. Ltd.	73,845	204,244
#	Daesang Corp.	176,173	2,974,900
#	Daesang Holdings Co. Ltd.	126,994	916,072
	Daesung Energy Co. Ltd.	48,721	300,811
#*	Daesung Industrial Co. Ltd.	31,289	100,610

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Daesung Private Equity, Inc.	23,583	$30,635
#*	Daewon Cable Co. Ltd.	258,520	540,935
#*	Daewon Media Co. Ltd.	40,281	296,014
#	Daewon Pharmaceutical Co. Ltd.	104,665	994,706
#	Daewon San Up Co. Ltd.	82,221	639,702
*	Daewoo Engineering & Construction Co. Ltd.	1,315,612	3,539,417
#	Daewoong Co. Ltd.	127,245	2,128,162
#	Daewoong Pharmaceutical Co. Ltd.	24,471	2,578,321
	Daeyang Electric Co. Ltd.	1,384	26,569
*††	Dahaam E-Tec Co. Ltd.	1,420	0
	Daihan Pharmaceutical Co. Ltd.	35,920	837,011
#	Daishin Securities Co. Ltd.	250,641	4,602,785
#*	Danal Co. Ltd.	328,986	1,968,273
#	Daol Investment & Securities Co. Ltd.	309,984	765,198
#	Daou Data Corp.	126,156	1,457,045
	Daou Technology, Inc.	226,287	5,693,501
*	Dasan Networks, Inc.	181,538	372,250
#*	Dawonsys Co. Ltd.	90,948	536,379
#	DB HiTek Co. Ltd.	228,736	7,460,345
	DB Insurance Co. Ltd.	281,818	25,903,156
	DB Securities Co. Ltd.	254,025	1,638,282
#*	DB, Inc.	776,991	755,101
	DCM Corp.	26,523	255,924
#*	DE&T Co. Ltd.	26,467	138,891
#	Dear U Co. Ltd.	22,760	804,144
*	Dentis Co. Ltd.	13,365	60,697
#	Dentium Co. Ltd.	36,685	1,697,267
#	Deutsch Motors, Inc.	139,877	492,831
	Device Co. Ltd.	31,223	252,472
#*	Devsisters Co. Ltd.	7,752	237,238
#*	Dexter Studios Co. Ltd.	45,328	191,167
#	DI Dong Il Corp.	92,396	2,841,129
#	Digital Daesung Co. Ltd.	111,316	670,961
#*	DIO Corp.	27,615	366,455
#	DIT Corp.	11,206	106,562
#*	DK Tech Co. Ltd.	37,926	190,366
		Shares	Value»
SOUTH KOREA — (Continued)
*	DKME	1,448,610	$522,285
#	DL E&C Co. Ltd.	211,175	7,130,759
#	DL Holdings Co. Ltd.	83,841	3,027,887
*	DMOA Co. Ltd.	11,612	54,530
††	DMS Co. Ltd.	131,021	448,578
#	DN Automotive Corp.	152,493	3,169,659
	DNF Co. Ltd.	12,682	121,241
	Dohwa Engineering Co. Ltd.	77,957	374,532
	Dong-A Hwasung Co. Ltd.	10,278	46,697
#	Dong-A Socio Holdings Co. Ltd.	25,074	2,013,693
#	Dong-A ST Co. Ltd.	22,682	769,550
	Dong-Ah Geological Engineering Co. Ltd.	6,021	70,302
#	Dongbang Transport Logistics Co. Ltd.	355,467	790,653
	Dongil Industries Co. Ltd.	9,770	311,286
#	Dongjin Semichem Co. Ltd.	174,976	3,943,564
	Dongkoo Bio & Pharma Co. Ltd.	86,819	314,492
#	DongKook Pharmaceutical Co. Ltd.	154,988	2,099,242
	Dongkuk CM Co. Ltd.	97,921	426,366
#	Dongkuk Holdings Co. Ltd.	98,652	597,952
#	Dongkuk Industries Co. Ltd.	235,708	656,661
#	Dongkuk Steel Mill Co. Ltd.	205,927	1,587,808
#*	Dongkuk Structures & Construction Co. Ltd.	127,059	247,737
#	Dongsuh Cos., Inc.	54,216	1,156,814
	Dongsung Chemical Co. Ltd.	264,139	828,748
#	Dongsung Finetec Co. Ltd.	95,213	1,926,357
#*	Dongwha Enterprise Co. Ltd.	56,722	373,493
	Dongwha Pharm Co. Ltd.	134,901	650,806
#	Dongwon Development Co. Ltd.	283,781	671,875
	Dongwon Industries Co. Ltd.	49,778	1,640,876
#	Dongwon Metal Co. Ltd.	193,755	199,023
#	Dongwon Systems Corp.	32,939	729,323

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Dongwoon Anatech Co. Ltd.	93,673	$1,195,069
#	Dongyang E&P, Inc.	47,505	871,143
#*	Dongyang Steel Pipe Co. Ltd.	461,792	555,751
	Doosan Bobcat, Inc.	310,166	12,295,947
	Doosan Co. Ltd.	30,696	13,116,608
*	Doosan Enerbility Co. Ltd.	422,105	19,775,032
#*	Doosan Fuel Cell Co. Ltd.	84,174	1,407,637
#	Doosan Tesna, Inc.	62,085	1,437,045
	DoubleUGames Co. Ltd.	98,692	3,970,482
#	Douzone Bizon Co. Ltd.	77,556	3,964,045
#*	Dream Security Co. Ltd.	205,854	507,925
#	Dreamtech Co. Ltd.	207,828	914,061
#*	DRTECH Corp.	86,895	102,252
*	DS Dansuk Co. Ltd.	2,521	47,606
#	DSC Investment, Inc.	19,121	94,594
#*	DSK Co. Ltd.	54,490	276,512
*	Duchembio Co. Ltd.	2,940	21,902
#*	Duk San Neolux Co. Ltd.	48,214	1,382,056
#*	Duksan Hi-Metal Co. Ltd.	75,610	268,777
#*	Duksan Techopia Co. Ltd.	14,836	178,481
	Dukshinepc Co. Ltd.	37,803	40,244
#	Duksung Co. Ltd.	58,690	247,728
#	DY Corp.	114,051	370,139
#	DY Deokyang Co. Ltd.	59,341	107,293
	DY POWER Corp.	54,906	528,910
*	DYPNF Co. Ltd.	1,282	17,867
*††	E Investment&Development Co. Ltd.	198,639	37,385
	E1 Corp.	1,293	76,752
#	Easy Bio, Inc.	77,288	312,228
#	Easy Holdings Co. Ltd.	260,737	701,528
#	Echo Marketing, Inc.	87,351	725,032
#	Ecoplastic Corp.	196,139	502,464
#*	Ecopro BM Co. Ltd.	58,353	4,616,177
#	Ecopro Co. Ltd.	76,313	2,683,077
	Ecopro HN Co. Ltd.	29,584	559,169
#	e-Credible Co. Ltd.	16,746	206,366
*††	Ehwa Technologies Information Co. Ltd.	397,669	48,461
#	Elentec Co. Ltd.	114,585	666,177
#	E-MART, Inc.	64,225	4,118,123
#*	EMKOREA Co. Ltd.	119,651	178,585
#*	EMRO, Inc.	21,330	727,393
#*	EM-Tech Co. Ltd.	61,742	486,388
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Enchem Co. Ltd.	8,658	$412,502
#	ENF Technology Co. Ltd.	86,961	2,631,145
*	Envioneer Co. Ltd.	3,584	36,908
#*	Enzychem Lifesciences Corp.	439,461	325,409
#	Eo Technics Co. Ltd.	12,201	1,886,143
*††	E-TRON Co. Ltd.	1,461,912	39,531
*	Eubiologics Co. Ltd.	135,663	1,253,428
#	Eugene Corp.	323,955	825,393
	Eugene Investment & Securities Co. Ltd.	501,163	1,212,650
#	Eugene Technology Co. Ltd.	39,552	1,259,347
#	Eusu Holdings Co. Ltd.	87,518	371,898
#*	EV Advanced Material Co. Ltd.	210,478	335,170
#*	Everybot, Inc.	8,856	105,423
#*	E-World	207,599	239,368
#*	Exem Co. Ltd.	146,942	243,751
#	Exicon Co. Ltd.	30,873	225,527
#	F&F Co. Ltd.	76,663	3,841,800
#	F&F Holdings Co. Ltd.	18,853	257,849
#	FarmStory Co. Ltd.	430,884	380,782
#*	Fine M-Tec Co. Ltd.	84,695	688,813
#*	Fine Semitech Corp.	41,746	696,628
#*	Firstec Co. Ltd.	71,326	227,063
*††	Flask Co. Ltd.	36,325	46,493
#*	Foosung Co. Ltd.	190,432	659,199
#	Fursys, Inc.	12,961	431,301
#*	G2Power Co. Ltd.	21,606	143,265
#	Gabia, Inc.	59,622	1,077,225
#*	GAEASOFT	81,836	599,089
#	Galaxia Moneytree Co. Ltd.	55,411	411,669
#*	GAMSUNG Corp. Co. Ltd.	373,630	1,569,243
#*	Gaon Cable Co. Ltd.	24,046	1,089,699
#*	Gaonchips Co. Ltd.	11,842	397,360
#*	GC Cell Corp.	45,487	657,024
#*	GeneOne Life Science, Inc.	251,123	413,036
*	Genexine, Inc.	122,611	455,482
*	Genic Co. Ltd.	3,724	99,633
*	Genohco, Inc.	6,154	76,990
	Genoray Co. Ltd.	26,427	107,822
#	Geumhwa PSC Co. Ltd.	18,966	452,481
*	Giantstep, Inc.	12,836	61,551
#	Global Standard Technology Co. Ltd.	137,330	1,896,220
#*	Global Tax Free Co. Ltd.	179,595	922,725
#*	GnBS eco Co. Ltd.	59,807	154,744
#	GnCenergy Co. Ltd.	42,135	1,024,422

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	GOLFZON Co. Ltd.	36,421	$1,743,220
#	Golfzon Holdings Co. Ltd.	131,602	524,479
#	Gradiant Corp.	60,419	646,499
#	Grand Korea Leisure Co. Ltd.	166,753	1,859,395
	Green Cross Corp.	25,112	2,613,551
#	Green Cross Holdings Corp.	122,300	1,403,727
*††	Green Pine Tree Co. Ltd.	5,152	4,179
#	GS Engineering & Construction Corp.	425,191	5,897,052
#	GS Global Corp.	330,057	636,020
#	GS Holdings Corp. (078930 KS)	266,499	9,429,673
#*	GS P&L Co. Ltd.	48,714	1,345,882
#	GS Retail Co. Ltd.	208,618	2,440,505
#	Gwangju Shinsegae Co. Ltd.	22,418	508,373
#	HAESUNG DS Co. Ltd.	80,140	1,397,803
#	Haesung Industrial Co. Ltd.	91,361	508,987
#	Haitai Confectionery & Foods Co. Ltd.	17,577	91,270
#	Han Kuk Carbon Co. Ltd.	166,710	3,591,314
	Hana Financial Group, Inc.	1,067,174	65,246,016
#	Hana Materials, Inc.	44,278	819,806
#	Hana Micron, Inc.	305,097	2,795,030
#	Hana Pharm Co. Ltd.	29,608	255,200
*	Hana Technology Co. Ltd.	7,500	125,157
#	Hana Tour Service, Inc.	64,500	2,493,638
*	Hanall Biopharma Co. Ltd.	11,545	222,541
#	Hancom, Inc.	96,877	1,906,800
#	Handsome Co. Ltd.	66,938	786,462
	Hanil Cement Co. Ltd.	167,873	2,503,038
#	Hanil Feed Co. Ltd.	144,738	383,396
	Hanil Holdings Co. Ltd.	90,780	1,223,908
	Hanil Hyundai Cement Co. Ltd.	12,305	178,389
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	21,557	77,507
#	Hanjin Kal Corp.	14,173	1,108,759
#	Hanjin Transportation Co. Ltd.	54,934	827,633
		Shares	Value»
SOUTH KOREA — (Continued)
*	HanJung Natural Connectivity System Co. Ltd.	1,104	$27,428
#*	Hankook Cosmetics Co. Ltd.	16,871	130,140
#	Hankook Cosmetics Manufacturing Co. Ltd.	4,785	219,045
#	Hankook Shell Oil Co. Ltd.	3,654	1,193,426
	Hankook Tire & Technology Co. Ltd.	400,532	12,775,846
#	Hanmi Pharm Co. Ltd.	22,090	4,421,152
#	Hanmi Science Co. Ltd.	35,933	1,305,657
#	Hanmi Semiconductor Co. Ltd.	118,990	7,717,779
#	HanmiGlobal Co. Ltd.	57,057	804,670
#	Hannong Chemicals, Inc.	23,594	255,902
#*	Hanon Systems	769,223	1,808,021
#	Hansae Co. Ltd.	92,450	699,234
	Hansae Yes24 Holdings Co. Ltd.	38,483	119,410
	Hanshin Construction Co. Ltd.	13,359	81,935
#	Hanshin Machinery Co.	74,173	194,632
#	Hansol Chemical Co. Ltd.	43,603	5,657,125
	Hansol Holdings Co. Ltd.	210,495	490,275
*	Hansol IONES Co. Ltd.	63,983	411,661
#	Hansol Paper Co. Ltd.	113,526	698,324
	Hansol Technics Co. Ltd.	207,162	898,847
#	Hanssem Co. Ltd.	24,842	837,053
*	Hansung Cleantech Co. Ltd.	10,407	9,620
	Hanwha Aerospace Co. Ltd.	69,104	49,302,398
#	Hanwha Corp.	33,459	2,389,674
*	Hanwha Engine	156,664	3,890,716
*	Hanwha Galleria Corp.	17,929	14,750
*	Hanwha General Insurance Co. Ltd.	248,988	1,075,336
#*	Hanwha Investment & Securities Co. Ltd.	643,006	2,689,123
*	Hanwha Life Insurance Co. Ltd.	1,480,339	3,695,512
*	Hanwha Ocean Co. Ltd.	25,063	2,014,767

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Hanwha Solutions Corp.	368,883	$8,075,624
#	Hanwha Systems Co. Ltd.	125,260	5,329,870
#*	Hanwha Vision Co. Ltd.	103,125	4,532,423
#*	Hanyang Digitech Co. Ltd.	28,484	188,955
#	Hanyang Eng Co. Ltd.	91,976	1,229,983
	Hanyang Securities Co. Ltd.	53,559	676,245
#*	Harim Co. Ltd.	531,512	1,167,940
#	Harim Holdings Co. Ltd.	394,266	2,656,682
#	HB SOLUTION Co. Ltd.	210,029	347,023
#	HB Technology Co. Ltd.	451,888	582,568
	HC BoKwang Industry Co. Ltd.	16,312	42,466
#	HC HomeCenter Co. Ltd.	524,309	295,696
#	HD Hyundai Co. Ltd.	227,855	23,314,926
	HD Hyundai Construction Equipment Co. Ltd.	93,006	6,188,012
	HD Hyundai Electric Co. Ltd.	58,843	20,939,993
#*	HD Hyundai Energy Solutions Co. Ltd.	22,338	702,651
	HD Hyundai Heavy Industries Co. Ltd.	11,514	4,040,946
	HD Hyundai Infracore Co. Ltd.	1,166,265	12,871,880
#	HD Hyundai Mipo	17,859	2,717,687
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	76,925	19,768,354
#	HDC Holdings Co. Ltd.	176,861	2,935,972
#	HDC Hyundai Development Co-Engineering & Construction	267,874	4,519,022
	HDC Hyundai Engineering Plastics Co. Ltd.	45,925	132,709
	HDCLabs Co. Ltd.	7,579	52,279
*	HD-Hyundai Marine Engine	59,796	2,810,896
#	Hecto Financial Co. Ltd.	24,589	322,428
		Shares	Value»
SOUTH KOREA — (Continued)
	Hecto Innovation Co. Ltd.	52,220	$584,901
#*	Helixmith Co. Ltd.	133,968	316,584
#*	Heung-A Shipping Co. Ltd.	336,219	426,674
*	Heungkuk Fire & Marine Insurance Co. Ltd.	12,541	40,591
#*	HFR, Inc.	28,334	324,034
	High Tech Pharm Co. Ltd.	1,350	12,124
*††	Hironic Co. Ltd.	11,686	32,173
#	Hite Jinro Co. Ltd.	220,494	3,207,596
#	Hitejinro Holdings Co. Ltd.	51,470	384,806
#*	HJ Shipbuilding & Construction Co. Ltd.	75,838	485,402
#	HK inno N Corp.	89,143	2,872,634
*	HL D&I Halla Corp.	75,403	142,107
	HL Holdings Corp.	38,030	1,069,091
	HL Mando Co. Ltd.	295,489	7,344,675
#*	HLB Biostep Co. Ltd.	84,267	83,587
*	HLB Global Co. Ltd.	4,992	9,017
#*	Hlb Pharma Ceutical Co. Ltd.	11,350	131,713
#*	HLB, Inc.	56,968	1,964,616
#	HMM Co. Ltd.	757,193	12,730,505
*	Homecast Co. Ltd.	50,710	76,122
#*	Hotel Shilla Co. Ltd.	93,443	3,141,444
#	HPSP Co. Ltd.	61,451	1,171,968
	HS Hwasung Co. Ltd.	43,286	335,574
#	HS Hyosung Advanced Materials Corp.	17,415	2,464,672
#*	HS Hyosung Corp.	10,701	476,573
	HS Industries Co. Ltd.	275,545	887,561
*	Hugel, Inc.	18,915	4,565,680
#*	Humasis Co. Ltd.	178,414	179,835
#	Humedix Co. Ltd.	34,240	1,615,924
#	Huons Co. Ltd.	49,209	1,008,962
#	Huons Global Co. Ltd.	52,312	1,638,964
#	Husteel Co. Ltd.	236,855	761,678
#*	Huvis Corp.	129,579	293,397
#	Huvitz Co. Ltd.	53,082	337,858
#	Hwa Shin Co. Ltd.	177,546	1,113,033
*	Hwail Pharm Co. Ltd.	211,966	183,569
#	Hwangkum Steel & Technology Co. Ltd.	59,983	261,208
#	Hwaseung Enterprise Co. Ltd.	75,457	406,708
	HYBE Co. Ltd.	22,088	4,105,314
#*	Hydro Lithium, Inc.	67,608	124,124
#	Hy-Lok Corp.	63,254	1,387,562
#	Hyosung Corp.	44,956	2,807,425

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung Heavy Industries Corp.	21,607	$18,835,268
#	Hyosung TNC Corp.	22,897	3,868,012
	HyosungITX Co. Ltd.	718	6,864
#	Hyundai Autoever Corp.	22,666	2,496,903
	Hyundai Bioland Co. Ltd.	105,161	374,581
#	Hyundai BNG Steel Co. Ltd.	68,695	626,376
#	HYUNDAI Corp.	57,954	1,041,247
	Hyundai Corp. Holdings, Inc.	28,838	264,370
#	Hyundai Department Store Co. Ltd.	111,172	5,642,022
#	Hyundai Elevator Co. Ltd.	91,697	5,596,818
#	Hyundai Engineering & Construction Co. Ltd.	269,019	13,019,381
	HYUNDAI EVERDIGM Corp.	10,873	62,798
	Hyundai Ezwel Co. Ltd.	36,568	179,161
	Hyundai Futurenet Co. Ltd.	184,793	452,706
#	Hyundai GF Holdings	338,856	2,077,692
	Hyundai Glovis Co. Ltd.	193,833	20,475,181
#	Hyundai Green Food	82,076	1,031,107
	Hyundai Home Shopping Network Corp.	19,864	819,632
	Hyundai Hyms Co. Ltd.	3,964	57,646
#	Hyundai Livart Furniture Co. Ltd.	86,464	493,550
*	Hyundai Marine & Fire Insurance Co. Ltd.	395,841	7,471,165
#	Hyundai Mobis Co. Ltd.	103,028	21,740,924
	Hyundai Motor Co.	509,049	77,440,239
#	Hyundai Motor Securities Co. Ltd.	229,036	1,393,968
#	Hyundai Movex Co. Ltd.	67,760	251,607
#	Hyundai Pharmaceutical Co. Ltd.	45,478	125,644
#	Hyundai Rotem Co. Ltd.	236,944	34,252,193
#	Hyundai Steel Co.	291,064	7,408,092
#	HyVision System, Inc.	86,112	941,244
#	i3system, Inc.	23,713	1,952,057
#*	iA, Inc.	845,469	137,815
*	ICD Co. Ltd.	28,399	78,142
*	Icure Pharm, Inc.	78,236	113,743
		Shares	Value»
SOUTH KOREA — (Continued)
#	iFamilySC Co. Ltd.	55,151	$636,256
#*	Il Dong Pharmaceutical Co. Ltd.	10,373	142,002
#	Iljin Diamond Co. Ltd.	23,010	211,766
#	Iljin Electric Co. Ltd.	89,685	2,713,237
#	Iljin Holdings Co. Ltd.	107,525	465,556
#*	Iljin Hysolus Co. Ltd.	15,390	183,338
#	Iljin Power Co. Ltd.	32,263	233,593
#	Ilshin Spinning Co. Ltd.	97,180	720,541
#*	Ilshin Stone Co. Ltd.	114,355	190,073
#	Ilyang Pharmaceutical Co. Ltd.	68,616	653,598
	iM Financial Group Co. Ltd.	1,038,179	10,329,356
	iMarketKorea, Inc.	126,178	760,471
#	InBody Co. Ltd.	69,008	1,185,277
#	Incar Financial Service Co. Ltd.	28,433	232,744
	Incross Co. Ltd.	7,621	44,823
	Industrial Bank of Korea	1,126,072	15,710,340
#*	Infinitt Healthcare Co. Ltd.	30,313	170,083
	Inhwa Precision Co. Ltd.	1,376	38,393
#	Innocean Worldwide, Inc.	167,936	2,379,483
#	InnoWireless Co. Ltd.	24,004	341,979
#	Innox Advanced Materials Co. Ltd.	112,236	2,174,798
#*	Insun ENT Co. Ltd.	121,913	458,091
*	Insung Information Co. Ltd.	31,708	49,354
#	Intellian Technologies, Inc.	17,587	612,227
#	Intelligent Digital Integrated Security Co. Ltd.	33,137	401,363
#*	Interflex Co. Ltd.	100,617	657,947
#††	Interojo Co. Ltd.	36,557	540,394
#	INTOPS Co. Ltd.	96,905	1,125,390
#	iNtRON Biotechnology, Inc.	57,427	168,299
#	INVENI Co. Ltd.	8,498	367,308
#	Inzi Controls Co. Ltd.	49,465	212,424
	IS Dongseo Co. Ltd.	107,821	1,577,012
#	ISC Co. Ltd.	30,490	1,309,835
#	i-SENS, Inc.	59,097	768,418
#*	ISU Abxis Co. Ltd.	37,587	139,973
#*	ISU Chemical Co. Ltd.	53,611	235,171
#*	ISU Specialty Chemical	64,675	2,038,509
#	IsuPetasys Co. Ltd.	256,587	11,827,864
#*	Itcencts Co. Ltd.	211,665	97,693
#*	Itcenglobal Co. Ltd.	43,295	541,047

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	ITEK, Inc.	97,485	$432,993
*	ITM Semiconductor Co. Ltd.	17,741	179,900
*	Jaeyoung Solutec Co. Ltd.	99,715	58,998
#*	Jahwa Electronics Co. Ltd.	118,527	1,555,327
	JASTECH Ltd.	33,641	90,771
#	JB Financial Group Co. Ltd.	878,584	14,581,958
*	Jeil Pharmaceutical Co. Ltd.	15,455	154,828
*	Jeju Air Co. Ltd.	179,700	874,983
#*	Jeju Semiconductor Corp.	117,168	1,250,381
*	JETEMA Co. Ltd.	6,918	33,792
*	Jin Air Co. Ltd.	33,420	214,699
#	Jinsung T.E.C.	85,358	740,201
#	JLS Co. Ltd.	54,560	251,563
#	JNK Global Co. Ltd.	86,259	267,003
#*	JNTC Co. Ltd.	94,753	1,104,850
#*	JoyCity Corp.	74,285	101,605
	Jungdawn Co. Ltd.	18,641	36,197
#	Jusung Engineering Co. Ltd.	145,037	2,805,018
#	JVM Co. Ltd.	33,800	696,512
	JW Holdings Corp.	202,318	510,787
	JW Life Science Corp.	56,513	509,073
#	JW Pharmaceutical Corp.	71,335	1,160,265
*	JW Shinyak Corp.	29,053	33,635
#	JYP Entertainment Corp.	118,919	6,195,652
#	K Car Co. Ltd.	29,787	340,472
#	K Ensol Co. Ltd.	39,040	342,439
	Kakao Corp.	120,594	5,002,042
#*	Kakao Games Corp.	141,331	1,738,731
#	KakaoBank Corp.	194,860	3,918,204
#*	Kakaopay Corp.	15,900	728,198
*††	Kanglim Co. Ltd.	55,665	45,518
#	Kangnam Jevisco Co. Ltd.	45,411	413,915
*	Kangstem Biotech Co. Ltd.	74,452	50,055
#*	Kangwon Energy Co. Ltd.	41,085	384,129
#	Kangwon Land, Inc.	269,881	3,622,667
*	KAON Group Co. Ltd.	84,477	201,436
	KB Financial Group, Inc. (105560 KS)	1,155,887	91,833,070
	KB Financial Group, Inc. (KB US), ADR	367,901	29,119,364
#	KC Co. Ltd.	56,156	934,777
#	KC Tech Co. Ltd.	61,782	1,332,642
#	KCC Corp.	21,338	5,660,236
	KCC Glass Corp.	62,869	1,463,636
#	KCTC	188,573	751,904
		Shares	Value»
SOUTH KOREA — (Continued)
*	KEC Corp.	1,020,482	$562,050
#*	Keeps Biopharma, Inc.	21,250	211,049
#*	Kencoa Aerospace Co.	23,108	195,190
#	KEPCO Engineering & Construction Co., Inc.	15,535	1,026,082
#	KEPCO Plant Service & Engineering Co. Ltd.	157,136	5,880,171
#*	KEYEAST Co. Ltd.	39,205	120,210
	KG Chemical Corp.	284,558	921,878
#	KG Dongbusteel	261,336	1,111,834
#	KG Eco Solution Co. Ltd.	160,345	722,882
#*	KG Mobility Co.	371,002	939,174
#	Kginicis Co. Ltd.	123,131	957,096
	KGMobilians Co. Ltd.	120,028	461,562
#	KH Vatec Co. Ltd.	136,004	1,190,767
	Kia Corp.	1,141,175	83,500,643
#*	KidariStudio, Inc.	55,492	152,585
#	KINX, Inc.	15,242	987,753
#	KISCO Corp.	102,472	682,618
#	KISCO Holdings Co. Ltd.	49,059	884,141
	KISWIRE Ltd.	71,539	934,880
#	KIWOOM Securities Co. Ltd.	85,133	13,127,864
#	KL-Net Corp.	101,819	219,907
#*	KMW Co. Ltd.	45,897	433,790
#*	KNJ Co. Ltd.	26,799	341,539
*	KoBioLabs, Inc.	7,867	29,727
#	Koh Young Technology, Inc.	168,805	1,746,144
#	Kolmar BNH Co. Ltd.	39,068	408,142
#	Kolmar Holdings Co. Ltd.	100,765	1,038,508
#	Kolmar Korea Co. Ltd.	84,600	5,904,868
#	Kolon Corp.	44,406	1,569,201
#	Kolon Enp, Inc.	90,769	432,116
#	Kolon Industries, Inc.	130,465	3,850,921
#*	Kolon Life Science, Inc.	8,953	206,331
	Komelon Corp.	7,669	61,839
	KoMiCo Ltd.	10,969	552,806
*	Komipharm International Co. Ltd.	18,068	68,978
#	KONA I Co. Ltd.	37,585	1,525,240
#	Korea Aerospace Industries Ltd.	198,295	13,428,579
#	Korea Alcohol Industrial Co. Ltd.	94,422	670,789
#	Korea Asset In Trust Co. Ltd.	417,191	756,906

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Cast Iron Pipe Industries Co. Ltd.	73,562	$384,866
#*	Korea Circuit Co. Ltd.	77,047	660,440
#	Korea District Heating Corp.	10,906	678,126
	Korea Electric Power Corp. (015760 KS)	240,707	6,648,772
	Korea Electric Power Corp. (KEP US), Sponsored ADR	326,264	4,482,867
	Korea Electric Terminal Co. Ltd.	49,887	2,374,640
#	Korea Electronic Certification Authority, Inc.	42,687	128,640
#	Korea Electronic Power Industrial Development Co. Ltd.	74,156	668,402
	Korea Export Packaging Industrial Co. Ltd.	92,420	195,577
#	Korea Fuel-Tech Corp.	173,033	603,577
	Korea Gas Corp.	89,854	2,767,386
#*	Korea Information & Communications Co. Ltd.	86,917	572,159
#	Korea Information Certificate Authority, Inc.	101,083	530,273
#	Korea Investment Holdings Co. Ltd.	184,512	18,889,231
#*	Korea Line Corp.	1,246,960	1,658,525
#	Korea Movenex Co. Ltd.	142,550	428,015
#	Korea Petrochemical Ind Co. Ltd.	25,287	1,851,200
#	Korea Petroleum Industries Co.	48,470	495,067
#	Korea Ratings Corp.	5,809	416,741
#	Korea Real Estate Investment & Trust Co. Ltd.	1,221,498	1,104,118
#	Korea United Pharm, Inc.	68,387	1,032,298
	Korean Air Lines Co. Ltd.	903,435	15,295,494
	Korean Reinsurance Co.	1,176,327	9,029,503
#	Kortek Corp.	54,855	392,165
	Koryo Credit Information Co. Ltd.	9,684	73,488
#*	KOSES Co. Ltd.	20,024	150,129
		Shares	Value»
SOUTH KOREA — (Continued)
#	KPX Chemical Co. Ltd.	13,099	$490,729
#*	Krafton, Inc.	65,073	15,321,810
#	KSS LINE Ltd.	158,019	1,200,507
*	Kt alpha Co. Ltd.	54,630	189,736
	KT Corp. (030200 KS)	35,348	1,402,604
	KT Corp. (KT US), Sponsored ADR	199,398	4,025,846
*	KT Genie Music Corp.	29,512	44,245
	KT Nasmedia Co. Ltd.	11,971	134,326
	KT Skylife Co. Ltd.	196,016	714,033
#	KT&G Corp.	240,835	22,571,974
#	KTCS Corp.	236,202	458,645
	Kukbo Design Co. Ltd.	14,650	231,600
#	Kukdong Oil & Chemicals Co. Ltd.	126,590	322,443
*††	Kuk-il Paper Manufacturing Co. Ltd.	231,940	103,527
#	Kukje Pharma Co. Ltd.	30,774	104,792
#	Kukjeon Pharmaceutical Co. Ltd.	32,907	95,978
#*††	Kum Yang Co. Ltd.	18,916	101,277
#*	Kumho HT, Inc.	895,534	400,148
	Kumho Petrochemical Co. Ltd.	86,975	7,613,455
#*	Kumho Tire Co., Inc.	786,285	2,621,984
#*	KUMHOE&C Co. Ltd.	140,791	346,831
#	Kumkang Kind Co. Ltd.	119,006	391,959
#	Kwang Dong Pharmaceutical Co. Ltd.	234,975	1,045,892
#*	Kwang Myung Electric Co. Ltd.	123,536	90,570
*	Kwangmu Co. Ltd.	37,814	63,595
	KX Innovation Co. Ltd.	119,777	368,292
#	Kyeryong Construction Industrial Co. Ltd.	54,145	767,102
#	Kyobo Securities Co. Ltd.	123,871	773,992
#	Kyochon F&B Co. Ltd.	83,242	309,278
	Kyongbo Pharmaceutical Co. Ltd.	37,491	140,649
#	Kyung Dong Navien Co. Ltd.	46,869	2,892,887
#	Kyungbang Co. Ltd.	55,402	297,499

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KyungDong City Gas Co. Ltd.	16,222	$237,276
#	KyungDong Invest Co. Ltd.	3,317	155,799
#	Kyungdong Pharm Co. Ltd.	101,244	443,838
	Kyung-In Synthetic Corp.	230,094	564,130
	KZ Precision Corp.	63,997	656,474
#	L&C Bio Co. Ltd.	33,179	786,603
*	L&F Co. Ltd.	4,524	226,214
*	L&K Biomed Co. Ltd.	34,222	175,928
#*	LabGenomics Co. Ltd.	346,208	574,095
#	Lake Materials Co. Ltd.	207,003	1,845,608
*	LB Semicon, Inc.	35,199	101,435
#	LEADCORP, Inc.	107,465	359,483
#	Lee Ku Industrial Co. Ltd.	161,966	568,820
#	LEENO Industrial, Inc.	194,895	6,619,178
	LF Corp.	118,879	1,699,405
	LG Chem Ltd.	154,050	33,121,495
	LG Corp.	190,776	10,831,253
#*	LG Display Co. Ltd. (034220 KS)	1,621,834	12,557,243
*	LG Display Co. Ltd. (LPL US), ADR	345,392	1,353,937
	LG Electronics, Inc.	564,673	31,254,233
#*	LG Energy Solution Ltd.	26,106	7,136,439
#	LG H&H Co. Ltd.	28,016	6,350,561
*	LG HelloVision Co. Ltd.	436,983	928,552
#	LG Innotek Co. Ltd.	82,150	9,165,921
	LG Uplus Corp.	1,340,553	14,111,459
#	LIG Nex1 Co. Ltd.	54,930	24,734,964
#*	LigaChem Biosciences, Inc.	11,749	1,124,286
#*	LOT Vacuum Co. Ltd.	70,046	525,147
#	Lotte Chemical Corp.	58,104	2,766,439
#	Lotte Chilsung Beverage Co. Ltd.	37,116	3,463,453
#	Lotte Corp.	117,842	2,376,100
#*	Lotte Data Communication Co.	42,531	662,817
#*	Lotte Energy Materials Corp.	88,208	1,572,227
#	LOTTE Fine Chemical Co. Ltd.	113,201	3,490,214
	LOTTE Himart Co. Ltd.	64,713	419,048
#*	Lotte Non-Life Insurance Co. Ltd.	370,709	465,846
	Lotte Rental Co. Ltd.	90,309	2,042,333
		Shares	Value»
SOUTH KOREA — (Continued)
#	Lotte Shopping Co. Ltd.	37,994	$1,955,323
#	Lotte Wellfood Co. Ltd.	19,636	1,739,793
#	LS Corp.	90,805	11,199,824
#	LS Eco Energy Ltd.	52,587	1,355,230
#	LS Electric Co. Ltd.	65,927	14,550,927
#	LS Marine Solution Co. Ltd.	43,801	818,741
*	LS Materials Ltd.	6,649	50,949
	LS SECURITIES Co. Ltd.	62,443	225,359
	LTC Co. Ltd.	11,031	93,094
#*	LVMC Holdings	645,123	912,428
#	LX Hausys Ltd.	54,494	1,208,163
#	LX Holdings Corp.	307,043	1,839,476
#	LX International Corp.	280,471	6,464,273
#	LX Semicon Co. Ltd.	86,327	3,402,694
#	M.I.Tech Co. Ltd.	63,758	372,860
*	M2N Co. Ltd.	67,879	98,029
#	Macquarie Korea Infrastructure Fund	1,173,738	9,975,204
	Macrogen, Inc.	25,991	289,216
#	Maeil Dairies Co. Ltd.	32,710	881,517
*	Manyo Co. Ltd.	10,280	131,688
#	Mcnex Co. Ltd.	108,576	2,295,248
#*	MDS Tech, Inc.	237,059	233,235
#*	ME2ON Co. Ltd.	54,098	243,163
*	Mediana Co. Ltd.	69,300	294,059
#*	Medipost Co. Ltd.	53,050	414,026
*	MedPacto, Inc.	5,544	16,348
	Medytox, Inc.	12,347	1,299,361
*	Meerecompany, Inc.	17,727	200,543
#	MegaStudy Co. Ltd.	52,410	423,960
#	MegaStudyEdu Co. Ltd.	64,720	2,330,818
#	Meritz Financial Group, Inc.	495,048	41,112,520
#	META BIOMED Co. Ltd.	84,378	365,478
#	Mgame Corp.	157,466	746,953
	Mi Chang Oil Industrial Co. Ltd.	3,141	259,255
#*	MiCo Ltd.	171,010	1,768,492
#*	Micro Digital Co. Ltd.	26,352	216,698
#*	Mirae Asset Life Insurance Co. Ltd.	422,652	2,263,055
#	Mirae Asset Securities Co. Ltd.	1,114,579	15,213,064
#	Mirae Asset Venture Investment Co. Ltd.	84,454	411,340
#	Misto Holdings Corp.	192,513	4,956,202
	Miwon Chemicals Co. Ltd.	1,485	87,697
#	Miwon Commercial Co. Ltd.	7,025	837,242
	Miwon Holdings Co. Ltd.	1,831	98,446

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Miwon Specialty Chemical Co. Ltd.	9,336	$989,926
#	MK Electron Co. Ltd.	123,560	718,239
#	MNTech Co. Ltd.	67,349	594,410
#*	Mobase Electronics Co. Ltd.	227,425	235,458
#	Modetour Network, Inc.	32,742	274,160
#*	MONAYONGPYONG	182,248	569,975
#	Moorim P&P Co. Ltd.	165,964	329,046
#	Motrex Co. Ltd.	96,038	632,846
#	mPlus Corp.	28,776	181,180
#*	MS Autotech Co. Ltd.	64,505	130,177
	Muhak Co. Ltd.	11,856	65,906
	Multicampus Co. Ltd.	15,352	379,608
#	Myoung Shin Industrial Co. Ltd.	234,742	1,421,172
#*	Naintech Co. Ltd.	41,998	98,294
#	Namhae Chemical Corp.	129,834	703,784
*	Namsun Aluminum Co. Ltd.	599,773	521,314
#	Namuga Co. Ltd.	61,293	649,936
#	Namyang Dairy Products Co. Ltd.	20,036	899,213
*	NanoenTek, Inc.	12,813	32,836
#*	Nature & Environment Co. Ltd.	238,696	123,088
#	Nature Holdings Co. Ltd.	74,736	619,886
	NAVER Corp.	58,567	9,856,540
#	NCSoft Corp.	24,372	3,383,841
#	NeoPharm Co. Ltd.	49,615	659,645
#	Neosem, Inc.	31,653	192,877
#*	Neowiz	91,417	1,626,932
#	Neowiz Holdings Corp.	24,725	442,047
#*	Nepes Ark Corp.	38,631	426,546
#*	NEPES Corp.	74,821	616,477
#*	Neptune Co.	82,962	422,434
#Ω	Netmarble Corp.	58,866	2,513,960
#	New Power Plasma Co. Ltd.	167,306	666,478
#*	Newflex Technology Co. Ltd.	33,789	108,790
	Nexen Corp.	181,887	800,947
#	Nexen Tire Corp.	220,035	942,196
#*	Nexon Games Co. Ltd.	67,147	668,176
#	Nexteel Co. Ltd.	14,275	143,616
#	NEXTIN, Inc.	39,361	1,330,893
#	NH Investment & Securities Co. Ltd.	638,162	9,251,457
#	NH NongWooBio Co. Ltd.	19,155	119,811
#	NHN Corp.	110,624	2,282,979
#	NHN KCP Corp.	141,074	1,630,602
	NI Steel Co. Ltd.	31,574	85,277
		Shares	Value»
SOUTH KOREA — (Continued)
	NICE Holdings Co. Ltd.	177,420	$1,698,652
	Nice Information & Telecommunication, Inc.	46,014	811,530
#	NICE Information Service Co. Ltd.	239,522	2,808,778
	NICE Infra Co. Ltd.	49,613	163,468
	Nong Shim Holdings Co. Ltd.	15,048	892,143
#	NongShim Co. Ltd.	17,243	4,784,784
#	Noroo Holdings Co. Ltd.	17,027	279,415
#	NOROO Paint & Coatings Co. Ltd.	74,526	474,301
#	NOVAREX Co. Ltd.	79,184	1,076,750
	Novatech Co. Ltd.	5,447	74,195
#	NPC	92,090	291,273
*	NUVOTEC Co. Ltd.	15,390	17,236
*	Obigo, Inc.	9,468	29,603
#	OCI Co. Ltd.	37,529	1,555,117
#	OCI Holdings Co. Ltd.	90,451	6,064,460
#*	Okins Electronics Co. Ltd.	46,357	216,996
#	ONEJOON Co. Ltd.	23,420	164,610
	Opasnet Co. Ltd.	8,051	36,435
#*	OptoElectronics Solutions Co. Ltd.	34,817	248,102
*	Orient Precision Industries, Inc.	23,625	54,893
#	Oriental Precision & Engineering Co. Ltd.	97,618	420,761
#	Orion Corp.	125,629	10,030,826
#	Orion Holdings Corp.	208,397	3,337,767
	Osang Healthcare Co. Ltd.	5,861	76,552
#*	OSTEONIC Co. Ltd.	41,816	206,991
#*	Osung Advanced Materials Co. Ltd.	416,958	428,944
#	Otoki Corp.	12,020	3,442,040
#	Pan Ocean Co. Ltd.	1,514,863	4,577,992
#	Pang Rim Co. Ltd.	33,734	107,946
#	Paradise Co. Ltd.	320,064	4,161,517
#	Park Systems Corp.	25,044	4,943,733
#	Partron Co. Ltd.	374,932	1,784,698
#*	Pearl Abyss Corp.	24,209	677,144
#	People & Technology, Inc.	110,651	2,761,195
#*	Peptron, Inc.	9,976	2,083,054
	PHA Co. Ltd.	62,207	499,524
#	PharmaResearch Co. Ltd.	28,863	11,488,551
*	PharmGen Science, Inc.	112,002	375,637
#	Pharmicell Co. Ltd.	69,806	639,985
	Philenergy Co. Ltd.	3,693	36,077
#*	Philoptics Co. Ltd.	38,258	905,566

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	PI Advanced Materials Co. Ltd.	70,350	$904,819
#*	PKC Co. Ltd.	173,863	737,420
#*	Polaris AI Corp.	80,192	140,245
*	Polaris Office Corp.	2,267	9,636
	Pond Group Co. Ltd.	9,898	76,946
#*	PonyLink Co. Ltd.	243,516	188,352
	Poongsan Corp.	145,353	16,764,951
#	Poongsan Holdings Corp.	47,395	1,646,566
#	Posco DX Co. Ltd.	169,433	2,897,317
*	POSCO Future M Co. Ltd.	10,779	1,096,540
	POSCO Holdings, Inc. (005490 KS)	72,008	15,835,225
#	POSCO Holdings, Inc. (PKX US), Sponsored ADR	217,227	11,869,283
#	Posco International Corp.	233,812	8,174,804
#	Posco M-Tech Co. Ltd.	36,109	380,973
#	POSCO Steeleon Co. Ltd.	19,137	574,104
#*	Power Logics Co. Ltd.	150,946	500,206
#	Protec Co. Ltd.	28,538	545,452
#	PSK Holdings, Inc.	19,964	475,104
#	PSK, Inc.	119,141	1,759,822
#	Pulmuone Co. Ltd.	74,964	798,331
#	Pumtech Korea Co. Ltd.	12,664	604,350
	Pungkuk Ethanol Co. Ltd.	16,938	114,589
*	RaonSecure Co. Ltd.	6,569	51,959
#*	Ray Co. Ltd.	22,954	122,532
#*	Refine Co. Ltd.	71,948	900,128
*	Remed Co. Ltd.	6,876	17,158
#*	Reyon Pharmaceutical Co. Ltd.	33,443	277,378
#	RFHIC Corp.	45,102	899,035
#*	RFTech Co. Ltd.	159,006	292,682
#*	Robostar Co. Ltd.	14,611	279,679
#*	Robotis Co. Ltd.	11,928	694,718
	Rorze Systems Corp.	6,569	61,879
	Rsupport Co. Ltd.	10,658	23,190
	S Net Systems, Inc.	28,607	85,343
#	S&D Co. Ltd.	2,028	165,206
#	S&S Tech Corp.	61,424	2,196,456
#	S-1 Corp.	82,408	4,391,727
#*	Sajo Industries Co. Ltd.	14,062	479,683
#	Sajodaerim Corp.	30,273	896,695
#	Sajodongaone Co. Ltd.	88,855	70,303
#	Sam Chun Dang Pharm Co. Ltd.	9,741	1,431,965
		Shares	Value»
SOUTH KOREA — (Continued)
#	Sam Young Electronics Co. Ltd.	74,785	$600,200
#	Sam Yung Trading Co. Ltd.	88,339	1,054,967
#	Sam-A Aluminum Co. Ltd.	14,216	273,843
	Sambo Corrugated Board Co. Ltd.	30,913	222,185
	Sambo Motors Co. Ltd.	15,991	49,889
#	Samchully Co. Ltd.	9,292	924,134
#	Samho Development Co. Ltd.	92,093	227,929
	SAMHWA Paints Industrial Co. Ltd.	83,510	372,087
	Samhyun Co. Ltd.	8,223	70,738
	Samick Musical Instruments Co. Ltd.	94,199	86,065
#	Samick THK Co. Ltd.	51,492	369,816
#*	Samil Pharmaceutical Co. Ltd.	53,929	397,345
#	Samji Electronics Co. Ltd.	81,870	697,307
	Samjin Pharmaceutical Co. Ltd.	51,410	743,718
#	Sammok S-Form Co. Ltd.	29,939	448,650
#	SAMPYO Cement Co. Ltd.	245,368	608,870
*Ω	Samsung Biologics Co. Ltd.	17,847	13,635,600
	Samsung C&T Corp.	197,090	23,777,898
#	Samsung Card Co. Ltd. (029780 KS)	115,331	4,128,843
	Samsung Electro-Mechanics Co. Ltd.	165,996	17,636,621
#	Samsung Electronics Co. Ltd. (005930 KS)	10,764,589	548,605,846
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	491	614,423
	Samsung Engineering Co. Ltd.	824,339	15,631,245
	Samsung Fire & Marine Insurance Co. Ltd.	111,888	35,321,849
#*	Samsung Heavy Industries Co. Ltd.	671,206	9,161,573
	Samsung Life Insurance Co. Ltd.	155,333	14,021,046

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Samsung Pharmaceutical Co. Ltd.	247,859	$279,802
	Samsung Publishing Co. Ltd.	6,149	81,181
#	Samsung SDI Co. Ltd.	130,942	18,789,672
	Samsung SDS Co. Ltd.	79,875	9,151,114
#	Samsung Securities Co. Ltd.	286,971	14,547,835
	SAMT Co. Ltd.	374,339	823,801
#	Samwha Capacitor Co. Ltd.	42,174	832,309
#	Samwha Electric Co. Ltd.	15,682	304,985
#	Samyang Corp.	24,854	944,373
#	Samyang Foods Co. Ltd.	17,183	17,755,782
#	Samyang Holdings Corp.	28,438	1,717,147
	Samyang Packaging Corp.	20,054	200,143
#	Samyang Tongsang Co. Ltd.	10,960	438,530
#	Samyoung Co. Ltd.	134,031	397,100
#	Sang-A Frontec Co. Ltd.	30,472	382,144
*	Sangbo Corp.	112,990	79,230
#*	Sangji Construction, Inc.	16,331	143,129
#*	Sangsangin Co. Ltd.	176,091	238,412
#	Sangsin Energy Display Precision Co. Ltd.	77,406	502,461
#	Saramin Co. Ltd.	36,153	378,989
#	Satrec Initiative Co. Ltd.	9,250	323,555
#*	SBI Investment Korea Co. Ltd.	560,269	315,679
*††	SBW	121,830	44,276
#	SD Biosensor, Inc.	265,358	1,906,904
#*	SDN Co. Ltd.	186,770	176,112
#	SeAH Besteel Holdings Corp.	124,159	2,787,080
	SeAH Holdings Corp.	495	46,364
#	SeAH Steel Corp.	13,617	1,475,149
#	SeAH Steel Holdings Corp.	19,660	2,844,493
	Sebang Co. Ltd.	77,689	796,383
#	Sebang Global Battery Co. Ltd.	48,088	2,290,327
#	Seegene, Inc.	127,658	2,717,372
	Segyung Hitech Co. Ltd.	51,529	249,342
#	Sejin Heavy Industries Co. Ltd.	68,614	643,250
		Shares	Value»
SOUTH KOREA — (Continued)
#	Sejong Industrial Co. Ltd.	118,620	$384,084
#	Sekonix Co. Ltd.	56,155	243,720
*	SEMCNS Co. Ltd.	9,872	35,096
	Sempio Foods Co.	8,674	167,621
#	Seobu T&D	236,941	1,488,043
#	Seohan Co. Ltd.	698,530	454,305
#	Seohee Construction Co. Ltd.	788,596	1,040,035
#*	Seojin System Co. Ltd.	137,325	2,152,602
#*	Seoul Auction Co. Ltd.	38,918	243,223
#	Seoul City Gas Co. Ltd.	3,726	166,933
*	Seoul Food Industrial Co. Ltd.	626,950	69,048
#*	Seoul Semiconductor Co. Ltd.	267,318	1,365,516
	SEOWONINTECH Co. Ltd.	6,973	28,627
#	Seoyon Co. Ltd.	100,408	723,471
#	Seoyon E-Hwa Co. Ltd.	120,354	1,067,742
*††	Setopia Co. Ltd.	26,820	3,926
	SEWOONMEDICAL Co. Ltd.	24,738	48,504
#*	SFA Engineering Corp.	94,527	1,667,164
#*	SFA Semicon Co. Ltd.	364,361	851,495
#	SGC Energy Co. Ltd.	64,795	1,141,474
#	Shin Heung Energy & Electronics Co. Ltd.	168,824	512,016
*	Shin Poong Pharmaceutical Co. Ltd.	25,237	221,559
#	Shindaeyang Paper Co. Ltd.	105,995	831,719
	Shinhan Financial Group Co. Ltd. (055550 KS)	1,478,212	71,979,897
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	269,770	13,137,799
#	Shinil Electronics Co. Ltd.	231,645	235,439
#	Shinsegae Food Co. Ltd.	11,543	315,809
#	Shinsegae Information & Communication Co. Ltd.	17,302	206,748
#	Shinsegae International, Inc.	93,472	780,784
#	Shinsegae, Inc.	53,107	6,561,430
#	Shinsung Delta Tech Co. Ltd.	30,176	1,451,236

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Shinsung E&G Co. Ltd.	380,904	$418,747
#	Shinsung ST Co. Ltd.	5,010	154,839
*	Shinwha Intertek Corp.	120,200	170,722
#	Shinwon Corp.	345,611	435,749
#	Shinyoung Securities Co. Ltd.	29,727	2,730,629
	Showbox Corp.	106,070	209,797
*	Signetics Corp.	238,036	114,445
#*	Silicon2 Co. Ltd.	111,564	4,134,400
	Silla Co. Ltd.	14,535	103,125
#	SIMMTECH Co. Ltd.	102,488	1,676,991
	SIMPAC, Inc.	77,451	287,013
#	Sindoh Co. Ltd.	27,299	971,989
	Sinil Pharm Co. Ltd.	25,229	121,356
#*	SK Biopharmaceuticals Co. Ltd.	76,501	5,387,770
#*	SK Bioscience Co. Ltd.	16,664	545,231
#	SK Chemicals Co. Ltd.	43,185	2,106,357
#	SK Discovery Co. Ltd.	83,920	3,297,801
#*	SK Eternix Co. Ltd.	119,545	2,062,594
#	SK Gas Ltd.	19,191	3,657,410
	SK Hynix, Inc.	994,055	192,663,576
#*Ω	SK IE Technology Co. Ltd.	56,012	1,110,340
#	SK Innovation Co. Ltd.	69,195	5,353,708
	SK Networks Co. Ltd.	1,089,212	3,572,820
#*	SK oceanplant Co. Ltd.	143,541	2,042,219
#	SK Securities Co. Ltd.	2,330,774	1,127,608
	SK Telecom Co. Ltd. (017670 KS)	142,068	5,738,341
	SK Telecom Co. Ltd. (SKM US), Sponsored ADR	483	10,715
#	SK, Inc.	134,734	19,554,180
#*	SKC Co. Ltd.	12,038	866,244
#	SL Corp.	134,564	3,207,284
*	SM Culture & Contents Co. Ltd.	38,969	38,332
#	SM Entertainment Co. Ltd.	34,714	3,315,388
#*	SMEC Co. Ltd.	394,337	1,035,337
#	SNT Dynamics Co. Ltd.	110,173	4,619,709
#	SNT Holdings Co. Ltd.	50,310	2,018,773
#	SNT Motiv Co. Ltd.	142,786	3,393,947
#*	SOCAR, Inc.	28,690	270,613
#	S-Oil Corp.	187,740	8,468,391
*	Solborn, Inc.	24,234	75,557
		Shares	Value»
SOUTH KOREA — (Continued)
#	Solid, Inc.	315,105	$1,418,221
#*	SOLUM Co. Ltd.	234,886	2,784,119
#	Solus Advanced Materials Co. Ltd.	124,026	762,502
#	Songwon Industrial Co. Ltd.	112,300	884,342
#	Soop Co. Ltd.	47,915	2,723,108
	Soosan Industries Co. Ltd.	29,624	490,909
#	Soulbrain Co. Ltd.	19,001	3,222,350
#	Soulbrain Holdings Co. Ltd.	38,911	1,232,014
#	SPC Samlip Co. Ltd.	13,592	536,339
#	SPG Co. Ltd.	27,155	484,381
#	Spigen Korea Co. Ltd.	24,455	480,198
#	ST Pharm Co. Ltd.	29,693	1,846,976
#	STIC Investments, Inc.	182,158	1,303,232
	Straffic Co. Ltd.	123,980	345,293
#*	Studio Dragon Corp.	63,179	2,101,193
#*	STX Engine Co. Ltd.	13,781	235,765
#*	Sugentech, Inc.	22,534	109,928
#	Suheung Co. Ltd.	30,999	420,840
*	Sukgyung AT Co. Ltd.	6,779	265,770
#	Sun Kwang Co. Ltd.	24,057	338,458
#	Sung Kwang Bend Co. Ltd.	97,446	2,231,911
*	Sungchang Enterprise Holdings Ltd.	333,157	386,185
#*	Sungeel Hitech Co. Ltd.	10,757	292,913
#	Sungshin Cement Co. Ltd.	147,254	1,114,423
#	Sungwoo Hitech Co. Ltd.	467,801	1,992,665
#	Sunjin Co. Ltd.	106,916	994,211
	Sunny Electronics Corp.	74,385	96,553
*††	SUNP Corp.	79,463	9,913
#*	Suprema, Inc.	29,598	713,139
#*	Suresoft Technologies, Inc.	26,545	95,647
*	SV Investment Corp.	69,884	86,976
#*	SY Co. Ltd.	206,794	507,809
	SY Steel Tech, Inc.	21,932	68,039
#*	Synergy Innovation Co. Ltd.	143,470	294,210
#*	Synopex, Inc.	404,427	1,958,838
#	Systems Technology, Inc.	54,558	741,679
#*	T Scientific Co. Ltd.	120,947	107,065
#	T&L Co. Ltd.	25,102	1,092,226
	Tae Kyung Industrial Co. Ltd.	73,974	284,417
#	Taekwang Industrial Co. Ltd.	1,776	1,282,672

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	TAEKYUNG BK Co. Ltd.	105,821	$391,981
*	Taesung Co. Ltd.	40,824	920,974
#*	Taewoong Co. Ltd.	69,817	2,028,014
#	Taeyang Metal Industrial Co. Ltd.	197,725	330,035
#*	Taihan Electric Wire Co. Ltd.	150,810	1,692,557
*	Taihan Fiberoptics Co. Ltd.	191,618	137,382
*	Tailim Packaging Co. Ltd.	76,664	112,313
#	TCC Steel	43,289	555,545
#	TechWing, Inc.	89,928	1,779,674
*	Tego Science, Inc.	10,158	125,975
#	Telechips, Inc.	54,858	529,341
#	TES Co. Ltd.	58,140	1,078,510
#*	Theragen Etex Co. Ltd.	181,906	391,826
#	TK Corp.	141,789	2,335,948
#	TKG Huchems Co. Ltd.	133,057	1,687,520
#	TLB Co. Ltd.	22,342	432,343
#	Tokai Carbon Korea Co. Ltd.	30,565	2,340,024
#*	Tongyang Life Insurance Co. Ltd.	334,713	2,030,577
*	Tongyang, Inc.	994,398	480,850
#	Tonymoly Co. Ltd.	24,881	194,590
#*	Top Engineering Co. Ltd.	71,917	200,098
#	Toptec Co. Ltd.	159,748	565,196
#	Tovis Co. Ltd.	89,537	1,023,682
#	TS Corp.	300,710	666,347
#	TSE Co. Ltd.	11,580	321,592
*	TSI Co. Ltd.	11,190	42,897
#*	Tuksu Construction Co. Ltd.	77,601	405,960
*	Tway Air Co. Ltd.	314,334	424,954
*	TY Holdings Co. Ltd.	1,495	3,657
#	TYM Corp.	266,928	970,509
	UBCare Co. Ltd.	54,350	151,578
#	Ubiquoss Holdings, Inc.	30,005	217,085
#	Ubiquoss, Inc.	60,437	377,238
#*	Ubivelox, Inc.	49,625	210,256
#	Uju Electronics Co. Ltd.	43,321	1,375,437
#*	Uni-Chem Co. Ltd.	232,562	291,181
	Unick Corp.	27,663	77,103
#	Unid Co. Ltd.	24,328	1,469,794
#	Union Semiconductor Equipment & Materials Co. Ltd.	109,449	560,162
#	Uniquest Corp.	61,270	272,305
#*	Unison Co. Ltd.	168,604	160,481
#*	UniTest, Inc.	54,219	482,788
#	Unitrontech Co. Ltd.	114,109	523,141
		Shares	Value»
SOUTH KOREA — (Continued)
	Value Added Technology Co. Ltd.	52,898	$897,901
#	Viatron Technologies, Inc.	64,006	407,981
#	VICTEK Co. Ltd.	75,937	221,532
*††	Vidente Co. Ltd.	125,954	56,583
	Vieworks Co. Ltd.	34,738	522,056
#*	Vina Tech Co. Ltd.	9,706	198,894
#	Vitzro Tech Co. Ltd.	82,846	508,780
#	Vitzrocell Co. Ltd.	81,762	1,830,564
#*	VM, Inc.	53,855	425,600
#*	VT Co. Ltd.	118,299	3,054,238
#	Webcash Corp.	29,097	307,643
#	Webzen, Inc.	78,977	830,307
*††	Wellbiotec Co. Ltd.	230,618	16,962
*	Wemade Co. Ltd.	4,098	92,168
#	Whanin Pharmaceutical Co. Ltd.	74,598	644,620
#	WINS Technet Co. Ltd.	64,096	585,715
#	WiSoL Co. Ltd.	125,674	604,757
#	Won Tech Co. Ltd.	211,414	1,953,458
#*	Wonik Holdings Co. Ltd.	230,899	992,044
#	WONIK IPS Co. Ltd.	89,127	2,081,380
#	Wonik Materials Co. Ltd.	48,585	827,305
#	Wonik QnC Corp.	91,432	1,200,571
#	Woojin, Inc.	84,191	671,494
#*	Woongjin Co. Ltd.	109,041	251,023
#	Woongjin Thinkbig Co. Ltd.	375,295	549,978
#*	Wooree Bio Co. Ltd.	271,012	447,600
	Woori Financial Group, Inc. (316140 KS)	2,702,534	47,951,540
#*	Woori Technology Investment Co. Ltd.	56,732	378,998
#*	Woori Technology, Inc.	502,634	1,318,016
#	Woorison F&G Co. Ltd.	200,437	217,388
	Woory Industrial Co. Ltd.	7,364	47,245
#	Wooshin Systems Co. Ltd.	44,717	247,097
#*	Woosu AMS Co. Ltd.	136,006	301,502
	Worldex Industry & Trading Co. Ltd.	65,311	1,135,089
*	W-Scope Chungju Plant Co. Ltd.	43,952	233,642
#*	Wysiwyg Studios Co. Ltd.	308,077	200,613
#	Xexymix Corp.	77,703	342,759
#	Y G-1 Co. Ltd.	108,809	451,352
*	Y2 Solution Co. Ltd.	23,924	56,554

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	YC Corp.	64,319	$511,137
#	Y-entec Co. Ltd.	56,856	283,455
*	Yest Co. Ltd.	3,159	41,862
#	YG Entertainment, Inc.	43,323	2,646,799
#*	YG PLUS	135,962	837,948
	YMC Co. Ltd.	36,251	97,880
#*	YMT Co. Ltd.	29,633	195,867
#	Youlchon Chemical Co. Ltd.	24,264	594,891
#	Young Poong Corp.	25,318	772,402
#	Youngone Corp.	159,825	6,947,000
#	Youngone Holdings Co. Ltd.	49,015	4,967,264
*	YTN Co. Ltd.	12,525	26,405
#	Yuanta Securities Korea Co. Ltd.	606,739	1,619,798
	Yuhan Corp.	28,009	2,358,496
	YuHwa Securities Co. Ltd.	32,205	64,723
#*	Yungjin Pharmaceutical Co. Ltd.	219,028	337,716
	Yunsung F&C Co. Ltd.	1,649	37,589
#	Zeus Co. Ltd.	121,593	1,077,348
#	Zinus, Inc.	56,501	875,948
TOTAL SOUTH KOREA			3,431,578,287
TAIWAN — (19.1%)
#	104 Corp.	30,000	222,974
#	91APP, Inc.	323,000	883,942
#	Aaeon Technology, Inc.	77,680	312,840
	ABC Taiwan Electronics Corp.	530,402	286,790
	Abico Avy Co. Ltd.	823,396	935,591
#	Ability Enterprise Co. Ltd.	1,769,974	3,517,309
#	Ability Opto-Electronics Technology Co. Ltd.	275,471	1,066,813
	Abnova Corp.	107,000	99,963
#	AcBel Polytech, Inc.	4,507,033	4,140,026
	Accton Technology Corp.	1,267,369	37,430,714
	Acer Cyber Security, Inc.	6,446	36,928
#	Acer E-Enabling Service Business, Inc.	63,000	491,223
#	Acer, Inc.	9,499,595	10,148,999
#*	ACES Electronic Co. Ltd.	878,044	1,667,121
*	Acon Holding, Inc.	1,679,955	451,891
		Shares	Value»
TAIWAN — (Continued)
	Acter Group Corp. Ltd.	772,122	$12,589,148
#	Action Electronics Co. Ltd.	1,305,000	553,245
#	Actron Technology Corp.	316,018	1,375,475
#	ADATA Technology Co. Ltd.	2,002,501	6,072,412
#	Addcn Technology Co. Ltd.	207,776	1,222,475
#*	Adimmune Corp.	890,000	509,423
#	Adlink Technology, Inc.	274,000	612,702
#	Advanced Analog Technology, Inc.	42,000	62,309
#	Advanced Ceramic X Corp.	265,000	1,051,872
	Advanced Energy Solution Holding Co. Ltd.	166,000	6,841,689
#	Advanced International Multitech Co. Ltd.	1,064,000	2,285,105
#*	Advanced Optoelectronic Technology, Inc.	728,000	338,851
#	Advanced Power Electronics Corp.	461,000	1,237,672
#	Advancetek Enterprise Co. Ltd.	2,030,662	4,738,413
	Advantech Co. Ltd.	758,940	8,442,328
*	AEON Motor Co. Ltd.	335,000	366,632
	Aerospace Industrial Development Corp.	2,910,000	4,250,047
#	AGV Products Corp.	3,163,603	1,115,538
#	AIC, Inc.	30,000	319,157
#	Air Asia Co. Ltd.	84,000	107,718
	Airoha Technology Corp.	6,000	110,659
	Airtac International Group	419,335	11,926,522
#	Alchip Technologies Ltd.	144,000	18,408,523
#	Alexander Marine Co. Ltd.	129,563	871,147
#*	ALI Corp.	277,953	241,581
#	Allied Circuit Co. Ltd.	197,356	836,022
#	Allied Supreme Corp.	295,000	2,548,937
#	Allis Electric Co. Ltd.	1,038,284	3,528,738
	Allmind Holdings Corp.	35,000	56,995
#	Alltek Technology Corp.	1,298,506	1,555,675
#	Alltop Technology Co. Ltd.	281,531	2,197,428
#	Alpha Networks, Inc.	1,563,873	1,379,950
#	Altek Corp.	2,013,985	2,699,106

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Amazing Microelectronic Corp.	524,849	$1,117,251
#	Ambassador Hotel	1,701,000	2,373,161
#	AMPACS Corp.	394,000	407,287
#	Ampak Technology, Inc.	178,000	473,656
#	Ampire Co. Ltd.	691,000	626,135
#	Ample Electronic Technology Co. Ltd.	25,000	115,724
#	AMPOC Far-East Co. Ltd.	609,567	1,921,007
#	AmTRAN Technology Co. Ltd.	4,361,918	1,923,193
*	Amulaire Thermal Technology, Inc.	72,000	58,727
#	Anderson Industrial Corp.	245,247	117,132
#	Anji Technology Co. Ltd.	505,933	542,693
#	Anpec Electronics Corp.	465,702	2,622,536
#	Aopen, Inc.	70,000	104,678
#	Apac Opto Electronics, Inc.	277,000	772,604
#	Apacer Technology, Inc.	712,005	1,373,235
#	APAQ Technology Co. Ltd.	30,000	104,024
#	APCB, Inc.	907,000	421,253
#	Apex Biotechnology Corp.	474,625	455,896
#	Apex Dynamics, Inc.	52,000	1,219,046
#*	Apex International Co. Ltd.	1,105,506	886,534
#	Apex Science & Engineering	761,437	307,282
#	ARBOR Technology Corp.	136,000	186,138
#	Arcadyan Technology Corp.	1,088,759	8,045,852
	Ardentec Corp.	4,343,993	10,916,299
#	ARES International Corp.	103,000	184,088
#	Argosy Research, Inc.	414,391	2,296,124
	Arizon RFID Technology Cayman Co. Ltd.	3,000	15,233
	ASE Technology Holding Co. Ltd.	10,742,387	52,093,971
	Asia Cement Corp.	7,878,655	10,650,117
#	Asia Electronic Material Co. Ltd.	573,000	370,447
#	Asia Optical Co., Inc.	1,373,000	5,925,902
		Shares	Value»
TAIWAN — (Continued)
*	Asia Plastic Recycling Holding Ltd.	1,370,533	$252,191
#	Asia Polymer Corp.	2,746,858	1,139,298
#	Asia Tech Image, Inc.	408,000	1,050,827
	Asia Vital Components Co. Ltd.	762,183	23,165,989
#	ASIX Electronics Corp.	199,000	542,183
	ASMedia Technology, Inc.	45,048	2,834,266
#	ASolid Technology Co. Ltd.	210,000	361,486
	ASPEED Technology, Inc.	116,098	17,581,967
	ASROCK, Inc.	389,000	3,424,859
	Asustek Computer, Inc.	1,444,861	31,716,732
#	ATE Energy International Co. Ltd.	481,000	449,660
#	Aten International Co. Ltd.	583,715	1,141,614
#	Auden Techno Corp.	168,000	505,974
#	Audix Corp.	582,375	1,165,895
#	AUO Corp. (2409 TT)	23,127,198	9,220,152
#	AURAS Technology Co. Ltd.	113,303	2,524,024
#	Aurona Industries, Inc.	433,000	370,492
#	Aurora Corp.	341,258	651,864
#	Avalue Technology, Inc.	368,000	1,179,130
	AVer Information, Inc.	62,000	69,150
#	Avermedia Technologies	554,000	746,669
#	Awea Mechantronic Co. Ltd.	149,062	141,028
#	Axiomtek Co. Ltd.	476,659	1,341,177
#	Azurewave Technologies, Inc.	523,000	1,020,394
#	Bafang Yunji International Co. Ltd.	272,000	1,673,821
	Bank of Kaohsiung Co. Ltd.	5,652,887	2,210,383
#	Basso Industry Corp.	886,284	1,137,030
#	BenQ Materials Corp.	1,283,000	963,338
#	BES Engineering Corp.	9,349,050	3,461,528
#	Billion Electric Co. Ltd.	404,000	385,168
#	Bin Chuan Enterprise Co. Ltd.	663,257	1,058,959
#	B'in Live Co. Ltd.	51,897	153,600
	Bionet Corp.	12,945	30,417
#	Bionime Corp.	193,000	474,627

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Biostar Microtech International Corp.	851,712	$502,780
#	Bioteque Corp.	406,680	1,491,935
	Bizlink Holding, Inc.	1,021,782	30,731,788
#	Bon Fame Co. Ltd.	163,000	331,092
#	Bonny Worldwide Ltd.	19,000	95,054
#	Bora Pharmaceuticals Co. Ltd.	174,934	4,767,322
#	Brave C&H Supply Co. Ltd.	157,000	444,231
#	Bright Led Electronics Corp.	567,180	313,576
#	Brightek Optoelectronic Co. Ltd.	207,000	326,628
	Brighten Optix Corp.	56,099	362,638
	Brighton-Best International Taiwan, Inc.	2,965,749	3,459,547
#	Brillian Network & Automation Integrated System Co. Ltd.	44,540	382,401
#	Brogent Technologies, Inc.	22,000	66,040
#	C Sun Manufacturing Ltd.	644,258	3,092,663
#*	Calin Technology Co. Ltd.	330,000	304,525
	Calitech Co. Ltd.	51,000	112,246
*	Caliway Biopharmaceuticals Co. Ltd.	10,000	41,358
*	Cameo Communications, Inc.	1,466,435	439,117
#	Capital Futures Corp.	784,187	1,272,961
#	Capital Securities Corp.	10,784,614	7,292,523
#*	Career Technology MFG. Co. Ltd.	3,697,993	1,756,852
#*	Carnival Industrial Corp.	544,530	145,059
*	Casing Macron Technology Co. Ltd.	16,000	8,369
#	Castles Technology Co. Ltd.	481,940	1,132,669
#	Caswell, Inc.	284,000	789,544
#	Catcher Technology Co. Ltd.	2,242,872	15,839,438
#	Cathay Chemical Works	106,000	196,593
	Cathay Consolidated, Inc.	38,099	106,100
#	Cathay Financial Holding Co. Ltd.	14,085,826	28,549,660
		Shares	Value»
TAIWAN — (Continued)
	Cathay Real Estate Development Co. Ltd.	4,322,600	$2,688,157
#*	Cayman Engley Industrial Co. Ltd.	316,801	321,138
#*	CCP Contact Probes Co. Ltd.	445,313	454,950
#*	Celxpert Energy Corp.	599,690	689,944
#	Cenra, Inc.	829,000	932,725
#	Center Laboratories, Inc.	3,381,496	4,207,531
#	Central Reinsurance Co. Ltd.	2,311,575	1,787,146
#	Century Iron & Steel Industrial Co. Ltd.	1,040,000	6,492,083
#	Chailease Holding Co. Ltd.	5,129,690	19,803,947
#	Chain Chon Industrial Co. Ltd.	1,092,483	380,139
#*	ChainQui Construction Development Co. Ltd.	753,946	329,975
#	Chaintech Technology Corp.	245,000	282,021
#*	Champion Building Materials Co. Ltd.	1,595,451	531,066
#	Champion Microelectronic Corp.	98,000	187,657
	Chang Hwa Commercial Bank Ltd.	15,857,713	9,794,810
#	Chang Wah Electromaterials, Inc.	2,458,190	3,184,641
#	Chang Wah Technology Co. Ltd.	2,356,450	2,403,873
#	Channel Well Technology Co. Ltd.	1,329,000	3,943,766
#	Chant Sincere Co. Ltd.	122,000	171,938
	Charoen Pokphand Enterprise	1,376,582	5,339,756
	Chateau International Development Co. Ltd.	12,810	12,811
#	CHC Healthcare Group	749,000	1,149,034
#	CHC Resources Corp.	481,048	1,171,202
#	Chen Full International Co. Ltd.	574,000	775,835

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chenbro Micom Co. Ltd.	229,000	$3,881,616
#*	Cheng Fwa Industrial Co. Ltd.	381,000	295,801
#	Cheng Loong Corp.	6,161,160	3,756,106
#*	Cheng Mei Materials Technology Corp.	3,635,574	1,683,503
#	Cheng Shin Rubber Industry Co. Ltd.	9,045,508	12,100,033
#	Cheng Uei Precision Industry Co. Ltd.	3,027,630	5,714,899
#	Chenming Electronic Technology Corp.	314,708	1,232,757
	Chia Chang Co. Ltd.	855,000	1,058,452
#	Chia Hsin Cement Corp.	3,137,921	1,472,069
	Chialin Precision Industrial Co. Ltd.	4,000	8,639
	Chian Hsing Forging Industrial Co. Ltd.	38,200	21,940
#	Chicony Electronics Co. Ltd.	2,686,689	11,715,157
#	Chicony Power Technology Co. Ltd.	1,134,696	4,263,717
	Chief Telecom, Inc.	136,900	1,996,152
	Chien Kuo Construction Co. Ltd.	922,691	788,473
#	Chien Shing Harbour Service Co. Ltd.	206,000	318,551
#	Chime Ball Technology Co. Ltd.	113,282	154,489
#	China Airlines Ltd.	17,919,057	12,278,810
#	China Bills Finance Corp.	3,892,000	1,972,989
	China Container Terminal Corp.	423,000	372,446
#	China Ecotek Corp.	171,000	318,211
#	China Electric Manufacturing Corp.	1,740,658	734,251
#	China Fineblanking Technology Co. Ltd.	281,009	244,171
#	China General Plastics Corp.	2,985,607	1,188,031
#	China Glaze Co. Ltd.	774,022	418,710
#*	China Man-Made Fiber Corp.	8,540,227	1,812,528
#	China Metal Products	2,311,405	1,921,626
#	China Motor Corp.	1,469,286	2,709,974
#*	China Petrochemical Development Corp.	25,757,099	6,403,066
#	China Steel Chemical Corp.	1,056,998	3,070,579
		Shares	Value»
TAIWAN — (Continued)
#	China Steel Corp.	26,850,440	$17,436,735
#	China Steel Structure Co. Ltd.	530,000	756,458
#	China Wire & Cable Co. Ltd.	671,680	851,321
	Chinese Maritime Transport Ltd.	573,964	924,687
#	Ching Feng Home Fashions Co. Ltd.	861,860	583,953
#	Chin-Poon Industrial Co. Ltd.	2,600,617	3,046,970
*	Chip Hope Co. Ltd.	99,000	120,679
#	Chipbond Technology Corp.	4,727,000	8,837,031
#	ChipMOS Technologies, Inc. (8150 TT)	3,976,155	3,440,440
	ChipMOS Technologies, Inc. (IMOS US), ADR	60,690	1,029,310
#	Chlitina Holding Ltd.	361,596	1,231,731
	Chong Hong Construction Co. Ltd.	1,395,739	3,813,548
	Chroma ATE, Inc.	704,705	10,090,870
#	Chun YU Works & Co. Ltd.	1,438,500	902,640
	Chun Yuan Steel Industry Co. Ltd.	3,122,177	2,068,003
#*	Chung Hung Steel Corp.	5,408,926	2,779,630
	Chung Hwa Food Industrial Co. Ltd.	111,226	334,036
#*	Chung Hwa Pulp Corp.	2,739,308	1,117,940
	Chung Lien Co. Ltd.	24,000	30,191
	Chung Tai Resource Technology Corp.	25,000	86,862
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	2,139,500	11,725,373
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	385,000	360,973
#	Chunghwa Precision Test Tech Co. Ltd.	84,000	2,373,431
	Chunghwa Telecom Co. Ltd. (2412 TT)	5,266,000	22,755,853
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	64,401	2,795,003
#	Chyang Sheng Texing Co. Ltd.	1,336,000	889,624
#	CKM Applied Materials Corp.	145,000	146,852

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cleanaway Co. Ltd. (8422 TT)	537,000	$3,467,004
	Clevo Co.	3,005,482	4,445,135
#	CMC Magnetics Corp.	7,080,967	1,866,024
	C-Media Electronics, Inc.	11,000	14,365
#*	CoAsia Electronics Corp.	524,793	728,917
	Collins Co. Ltd.	789,060	400,651
#	Compal Electronics, Inc.	14,594,560	14,282,271
	Compeq Manufacturing Co. Ltd.	4,820,000	10,475,891
	Complex Micro Interconnection Co. Ltd.	21,000	28,383
#	Compucase Enterprise	466,000	1,781,719
*	Comtrend Corp.	30,000	41,625
#	Concord International Securities Co. Ltd.	578,807	231,565
#	Concord Securities Co. Ltd.	4,060,004	1,591,067
#	Continental Holdings Corp.	2,637,250	1,942,083
#	Contrel Technology Co. Ltd.	1,064,000	1,324,854
#	Coremax Corp.	449,486	821,107
#	Coretronic Corp.	2,117,600	5,733,168
#	Co-Tech Development Corp.	1,578,800	6,199,286
*	Cowealth Medical Holding Co. Ltd.	11,585	6,385
#	Coxon Precise Industrial Co. Ltd.	258,000	117,095
	Creative Sensor, Inc.	12,600	23,459
	Crowell Development Corp.	449,400	401,704
	Cryomax Cooling System Corp.	78,565	76,299
*	CSBC Corp. Taiwan	244,371	131,774
	CTBC Financial Holding Co. Ltd.	55,387,931	76,108,367
#	CTCI Advanced Systems, Inc.	29,000	117,930
#	CTCI Corp.	3,997,896	3,897,910
#	CTI Traffic Industries Co. Ltd.	156,000	513,377
#	Cub Elecparts, Inc.	177,000	413,187
#	CviLux Corp.	659,378	929,967
#*	CX Technology Co. Ltd.	133,875	107,529
#	Cyberlink Corp.	205,504	641,436
	CyberPower Systems, Inc.	345,450	2,672,724
		Shares	Value»
TAIWAN — (Continued)
#*	CyberTAN Technology, Inc.	2,354,873	$2,058,161
#*	Cypress Technology Co. Ltd.	284,589	290,586
#	Cystech Electronics Corp.	90,801	232,470
#	DA CIN Construction Co. Ltd.	1,642,247	3,278,929
#	Dafeng TV Ltd.	411,061	698,194
#	Dah San Electric Wire & Cable Co. Ltd.	407,264	710,427
#	Da-Li Development Co. Ltd.	2,501,659	3,795,157
#	Darfon Electronics Corp.	1,596,700	1,865,619
#	Darwin Precisions Corp.	2,772,304	995,794
	Data Image Corp.	25,000	40,941
#	Daxin Materials Corp.	312,500	2,652,189
#	De Licacy Industrial Co. Ltd.	1,808,997	802,056
	Delpha Construction Co. Ltd.	924,000	878,959
	Delta Electronics, Inc.	2,175,028	40,973,387
	Depo Auto Parts Ind Co. Ltd.	874,634	5,003,721
	Desiccant Technology Corp.	4,400	22,082
#	DFI, Inc.	71,000	168,755
#	Dimerco Data System Corp.	218,686	892,504
#	Dimerco Express Corp.	1,179,158	2,987,620
	DingZing Advanced Materials, Inc.	4,000	13,340
#	D-Link Corp.	3,535,537	1,939,347
#*	Donpon Precision, Inc.	446,000	424,931
#	Dr. Wu Skincare Co. Ltd.	153,000	648,369
#	Draytek Corp.	307,000	326,760
#	Drewloong Precision, Inc.	171,246	928,495
#	Dyaco International, Inc.	650,093	462,306
#	Dynamic Holding Co. Ltd.	1,787,693	4,676,568
#	Dynamic Medical Technologies, Inc.	66,660	162,856
#	Dynapack International Technology Corp.	1,030,000	7,883,429
#	E Ink Holdings, Inc.	1,107,000	7,537,798
	E.Sun Financial Holding Co. Ltd.	29,019,250	31,035,895
#	Eastech Holding Ltd.	238,000	720,002

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Eastern Media International Corp.	1,920,480	$989,494
#*	Eclat Textile Co. Ltd.	614,518	8,219,997
	eCloudvalley Digital Technology Co. Ltd.	17,000	45,358
#	ECOVE Environment Corp.	209,000	2,042,869
#*	Edimax Technology Co. Ltd.	1,230,423	719,709
#	Edison Opto Corp.	714,345	414,701
#*	Edom Technology Co. Ltd.	1,339,141	1,130,471
#	eGalax_eMPIA Technology, Inc.	351,267	420,041
#*	Egis Technology, Inc.	214,000	951,637
	Elan Microelectronics Corp.	1,571,026	6,490,540
#	E-Lead Electronic Co. Ltd.	321,746	407,139
#	E-LIFE MALL Corp.	520,000	1,241,328
#	Elite Advanced Laser Corp.	398,320	2,550,926
	Elite Material Co. Ltd.	816,839	29,942,544
#	Elite Semiconductor Microelectronics Technology, Inc.	1,260,390	2,095,050
#	Elitegroup Computer Systems Co. Ltd.	1,994,028	1,155,767
	eMemory Technology, Inc.	180,000	12,185,018
#	Emerging Display Technologies Corp.	865,000	643,154
	Ennoconn Corp.	693,298	7,048,300
#	Ennostar, Inc.	4,657,431	5,449,407
	EnTie Commercial Bank Co. Ltd.	2,316,166	1,027,163
#*	Epileds Technologies, Inc.	484,000	356,141
#*	Episil Technologies, Inc.	211,000	259,171
#	Episil-Precision, Inc.	745,015	806,524
#	Eris Technology Corp.	141,689	590,544
	Eson Precision Ind Co. Ltd.	812,000	1,755,441
	Eternal Materials Co. Ltd.	6,250,099	5,791,964
*	Etron Technology, Inc.	163,000	144,011
#	Eurocharm Holdings Co. Ltd.	201,000	904,423
	Eva Airways Corp.	16,480,695	20,780,506
#	Ever Supreme Bio Technology Co. Ltd.	154,606	785,422
*	Everest Textile Co. Ltd.	3,451,829	731,404
		Shares	Value»
TAIWAN — (Continued)
	Evergreen Aviation Technologies Corp.	690,000	$2,694,363
	Evergreen International Storage & Transport Corp.	3,462,000	3,963,206
#	Evergreen Marine Corp. Taiwan Ltd.	2,949,568	19,463,888
#	EVERGREEN Steel Corp.	1,127,000	3,033,973
#	Everlight Chemical Industrial Corp.	2,990,756	1,623,965
#	Everlight Electronics Co. Ltd.	3,453,570	7,973,925
#*	Everspring Industry Co. Ltd.	559,300	190,008
#	Evertop Wire Cable Corp.	709,000	792,018
#	Excel Cell Electronic Co. Ltd.	135,000	78,829
	Excellence Opto, Inc.	141,000	98,914
#	Excelsior Medical Co. Ltd.	1,029,394	2,884,104
#	Far Eastern Department Stores Ltd.	8,012,000	5,672,707
	Far Eastern International Bank	20,812,305	9,335,232
	Far Eastern New Century Corp.	11,858,705	11,365,904
	Far EasTone Telecommunications Co. Ltd.	6,061,391	16,531,832
#	Faraday Technology Corp.	842,837	4,250,877
	Farcent Enterprise Co. Ltd.	43,000	77,323
#	Farglory F T Z Investment Holding Co. Ltd.	960,653	1,437,884
#	Farglory Land Development Co. Ltd.	1,494,105	3,087,067
#	FDC International Hotels Corp.	86,000	142,980
	Feature Integration Technology, Inc.	13,000	30,594
*	Federal Corp.	2,382,938	1,663,665
#	Feedback Technology Corp.	241,070	810,323
	Feng Hsin Steel Co. Ltd.	2,993,131	6,763,370
#	Feng TAY Enterprise Co. Ltd.	1,977,959	7,822,106
#	FIC Global, Inc.	233,000	271,567

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	FineMat Applied Materials Co. Ltd.	101,000	$101,865
#	FineTek Co. Ltd.	135,069	575,190
	Firich Enterprises Co. Ltd.	255,000	214,828
#*	First Copper Technology Co. Ltd.	458,000	500,706
	First Financial Holding Co. Ltd.	26,470,056	26,148,028
#	First Hi-Tec Enterprise Co. Ltd.	518,736	4,567,361
#	First Hotel	1,433,293	644,024
#	First Insurance Co. Ltd.	1,874,640	1,542,051
#*	First Steamship Co. Ltd.	5,234,961	1,017,543
#	FIT Holding Co. Ltd.	1,082,436	1,712,941
#	Fitipower Integrated Technology, Inc.	593,700	3,562,959
#*	Fittech Co. Ltd.	266,945	532,055
#*	FLEXium Interconnect, Inc.	2,283,724	4,979,347
#	Flytech Technology Co. Ltd.	706,070	2,648,184
#	FocalTech Systems Co. Ltd.	787,000	1,654,631
#	Forcecon Tech Co. Ltd.	469,085	1,772,727
#*	Forest Water Environment Engineering Co. Ltd.	253,176	271,058
#	Formosa Advanced Technologies Co. Ltd.	1,383,000	1,236,474
#	Formosa Chemicals & Fibre Corp.	6,799,198	6,529,712
*	Formosa Electronic Industries, Inc.	128,000	131,247
#	Formosa International Hotels Corp.	332,975	2,120,545
#	Formosa Laboratories, Inc.	752,467	1,672,365
	Formosa Oilseed Processing Co. Ltd.	385,135	384,383
#	Formosa Optical Technology Co. Ltd.	223,000	970,977
#	Formosa Petrochemical Corp.	1,528,000	2,232,740
#	Formosa Plastics Corp.	7,554,770	10,746,608
#	Formosa Sumco Technology Corp.	264,000	779,302
		Shares	Value»
TAIWAN — (Continued)
#	Formosa Taffeta Co. Ltd.	5,250,460	$2,872,283
#	Formosan Rubber Group, Inc.	1,503,128	1,249,315
#	Formosan Union Chemical Corp.	2,423,936	1,430,019
#	Fortune Electric Co. Ltd.	496,687	10,931,584
*	Forward Electronics Co. Ltd.	13,000	7,662
	Fositek Corp.	52,000	1,563,780
#	Founding Construction & Development Co. Ltd.	1,374,882	763,028
	Foxconn Technology Co. Ltd.	3,063,241	6,586,677
#	Foxsemicon Integrated Technology, Inc.	544,402	5,512,224
#	Franbo Lines Corp.	1,655,881	1,025,298
#	Froch Enterprise Co. Ltd.	1,489,384	724,005
#	FSP Technology, Inc.	887,619	1,636,774
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	603,409	311,776
#	Fu Hua Innovation Co. Ltd.	2,171,406	2,415,254
	Fubon Financial Holding Co. Ltd.	14,439,204	39,630,833
#	Fulgent Sun International Holding Co. Ltd.	1,178,025	4,023,051
*	Full Wang International Development Co. Ltd.	9,450	5,961
#	Fullerton Technology Co. Ltd.	667,670	503,261
#*	Fulltech Fiber Glass Corp.	3,340,554	6,029,273
	Fusheng Precision Co. Ltd.	678,000	6,346,294
#	Fwusow Industry Co. Ltd.	1,476,109	715,296
#	G Shank Enterprise Co. Ltd.	1,186,562	3,162,923
#	Galaxy Software Services Corp.	20,995	100,802
#	Gallant Micro Machining Co. Ltd.	16,000	347,123
#	Gamania Digital Entertainment Co. Ltd.	971,000	2,075,829
#*	GCS Holdings, Inc.	401,000	2,193,098

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	GEM Services, Inc.	453,970	$1,026,761
*	GEM Terminal Industrial Co. Ltd.	148,000	82,520
#	Gemtek Technology Corp.	2,619,574	2,092,628
*	General Interface Solution GIS Holding Ltd.	1,920,000	2,934,481
#	General Plastic Industrial Co. Ltd.	631,478	638,788
#	Generalplus Technology, Inc.	436,000	565,371
*	GeneReach Biotechnology Corp.	110,182	71,337
#	Genesys Logic, Inc.	308,000	1,352,488
#	Genius Electronic Optical Co. Ltd.	666,576	9,599,904
	Genmont Biotech, Inc.	55,314	37,286
#	Genovate Biotechnology Co. Ltd.	383,371	233,443
#	GeoVision, Inc.	416,377	675,412
	Getac Holdings Corp.	2,306,281	9,044,979
	GFC Ltd.	277,400	1,030,053
	Giant Manufacturing Co. Ltd.	1,123,355	4,302,642
#	Giantplus Technology Co. Ltd.	1,916,000	856,930
#	Gigabyte Technology Co. Ltd.	1,272,750	11,547,222
#*	Gigasolar Materials Corp.	242,678	586,667
#*	Gigastorage Corp.	1,251,576	511,326
#	Global Brands Manufacture Ltd.	2,355,175	9,012,907
#	Global Lighting Technologies, Inc.	528,000	705,631
#	Global Mixed Mode Technology, Inc.	516,000	3,725,454
#	Global PMX Co. Ltd.	420,000	1,636,257
	Global Unichip Corp.	282,000	11,293,330
#	Globaltek Fabrication Co. Ltd.	78,000	142,843
#	Globalwafers Co. Ltd.	920,779	10,451,772
#	Globe Union Industrial Corp.	1,815,136	601,456
#	Gloria Material Technology Corp.	3,452,885	4,274,258
*	GlycoNex, Inc.	334,828	251,911
#	GMI Technology, Inc.	1,055,563	1,566,826
	Gold Circuit Electronics Ltd.	1,367,372	16,936,832
#	Goldsun Building Materials Co. Ltd.	6,445,965	7,952,975
		Shares	Value»
TAIWAN — (Continued)
#	Good Will Instrument Co. Ltd.	411,342	$621,280
#	Gordon Auto Body Parts	610,000	563,765
#	Gourmet Master Co. Ltd.	741,102	1,986,861
#	Grand Fortune Securities Co. Ltd.	2,170,214	803,610
#*	Grand Pacific Petrochemical	7,372,579	2,562,821
#	Grand Process Technology Corp.	96,000	4,779,758
	GrandTech CG Systems, Inc.	331,890	570,511
	Grape King Bio Ltd.	869,000	3,755,686
#	Great China Metal Industry	1,132,000	812,501
#	Great Taipei Gas Co. Ltd.	1,511,000	1,523,435
#	Great Tree Pharmacy Co. Ltd.	409,742	2,089,082
	Great Wall Enterprise Co. Ltd.	4,359,478	8,889,427
	Greatek Electronics, Inc.	2,374,000	4,876,144
#	Green World FinTech Service Co. Ltd.	455,000	918,630
#	Group Up Industrial Co. Ltd.	308,000	2,188,111
#	GTM Holdings Corp.	1,004,550	1,036,202
#	Gudeng Precision Industrial Co. Ltd.	176,292	1,770,186
#*	Hai Kwang Enterprise Corp.	191,400	102,674
#	Hannstar Board Corp.	2,547,164	6,184,310
#*	HannStar Display Corp.	14,221,323	3,391,219
*	HannsTouch Holdings Co.	3,937,862	785,842
#	Hanpin Electron Co. Ltd.	381,000	587,381
	Harmony Electronics Corp.	81,000	72,110
#	Harvatek Corp.	1,062,839	612,068
#	Heran Co. Ltd.	103,000	256,670
#	Hey Song Corp.	1,993,500	2,659,676
	Hi-Clearance, Inc.	146,045	678,746
#	Highlight Tech Corp.	499,273	722,711
*††	High-Tek Harness Enterprise Co. Ltd.	141,000	14,030
	Highwealth Construction Corp.	5,752,408	7,860,082
#	Hi-Lai Foods Co. Ltd.	77,000	391,328
#	HIM International Music, Inc.	222,200	725,994
#	Hiroca Holdings Ltd.	466,221	359,553

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Hitron Technology, Inc.	826,997	$617,109
#	Hiwin Technologies Corp.	969,866	6,808,425
#	Hiyes International Co. Ltd.	182,944	532,712
#	Ho Tung Chemical Corp.	6,185,828	1,610,918
#	Hocheng Corp.	1,552,266	850,586
#	Holdings-Key Electric Wire & Cable Co. Ltd.	582,521	975,410
#	Holiday Entertainment Co. Ltd.	422,390	1,009,466
#	Holtek Semiconductor, Inc.	1,042,000	1,368,125
#	Holy Stone Enterprise Co. Ltd.	1,022,358	2,731,125
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	17,900,403	105,262,951
#	Hong Ho Precision Textile Co. Ltd.	350,000	237,031
#	Hong Pu Real Estate Development Co. Ltd.	1,477,554	1,346,280
#	Hong TAI Electric Industrial	1,557,000	1,901,398
#	Hong YI Fiber Industry Co.	1,007,680	396,787
#	Horizon Securities Co. Ltd.	2,505,560	898,845
#	Hota Industrial Manufacturing Co. Ltd.	1,423,816	2,589,452
#	Hotai Finance Co. Ltd.	1,025,960	2,201,762
	Hotai Motor Co. Ltd.	544,180	10,010,530
#*	Hotron Precision Electronic Industrial Co. Ltd.	453,364	271,799
	Hsin Ba Ba Corp.	50,017	111,955
#	Hsin Kuang Steel Co. Ltd.	1,705,000	2,309,122
#	Hsin Yung Chien Co. Ltd.	263,510	776,232
#	Hsing TA Cement Co.	846,222	461,873
#*	HTC Corp.	4,551,619	6,111,648
#	Hu Lane Associate, Inc.	571,493	2,543,288
#	HUA ENG Wire & Cable Co. Ltd.	2,086,000	1,835,296
	Hua Jung Components Co. Ltd.	34,000	14,506
	Hua Nan Financial Holdings Co. Ltd.	24,791,365	23,754,840
		Shares	Value»
TAIWAN — (Continued)
#	Hua Yu Lien Development Co. Ltd.	363,864	$878,503
	Huaku Development Co. Ltd.	2,260,272	7,190,130
#	Huang Hsiang Construction Corp.	471,882	615,411
	Huikwang Corp.	57,000	50,583
	Hung Ching Development & Construction Co. Ltd.	933,000	834,951
#	Hung Sheng Construction Ltd.	2,917,603	2,242,943
#	Huxen Corp.	276,072	455,241
#	Hwa Fong Rubber Industrial Co. Ltd.	1,294,096	700,411
#	Hwacom Systems, Inc.	460,000	338,831
#	Hwang Chang General Contractor Co. Ltd.	215,897	529,303
*	Ibase Gaming, Inc.	16,000	14,286
#	Ibase Technology, Inc.	551,345	988,082
#	IBF Financial Holdings Co. Ltd.	19,142,437	9,293,566
	ICARES Medicus, Inc.	20,600	78,243
#	Ichia Technologies, Inc.	1,688,255	2,300,780
	I-Chiun Precision Industry Co. Ltd.	897,784	2,087,027
*	Ideal Bike Corp.	684,324	147,815
#	IEI Integration Corp.	936,173	2,387,079
#*	In Win Development, Inc.	90,000	269,948
#	Inergy Technology, Inc.	43,000	82,601
#	Infortrend Technology, Inc.	1,508,866	1,057,937
#	Info-Tek Corp.	502,000	435,843
#	Ingentec Corp.	77,886	312,597
	Innodisk Corp.	569,087	4,297,467
#	Innolux Corp.	26,643,761	10,218,693
#	Inpaq Technology Co. Ltd.	607,199	1,380,258
#	Insyde Software Corp.	181,200	1,303,708
#	Intai Technology Corp.	244,800	838,891
#	Integrated Service Technology, Inc.	666,669	2,705,031
#*	IntelliEPI, Inc.	95,000	509,478
#	Interactive Digital Technologies, Inc.	114,000	276,204

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	International CSRC Investment Holdings Co.	4,824,083	$1,962,234
#	International Games System Co. Ltd.	960,000	25,101,776
#	Inventec Corp.	6,372,276	9,411,371
#	Iron Force Industrial Co. Ltd.	312,878	875,074
#	I-Sheng Electric Wire & Cable Co. Ltd.	747,000	1,238,788
	ITE Technology, Inc.	896,646	3,930,770
#	ITEQ Corp.	1,376,608	4,624,765
#	Jarllytec Co. Ltd.	359,828	1,305,821
#	Jean Co. Ltd.	911,262	802,663
	Jentech Precision Industrial Co. Ltd.	186,356	8,866,359
#	Jetway Information Co. Ltd.	198,750	266,883
#	Jetwell Computer Co. Ltd.	62,000	381,840
#	Jia Wei Lifestyle, Inc.	340,100	512,640
#	Jih Lin Technology Co. Ltd.	335,000	515,143
#	Jiin Yeeh Ding Enterprise Co. Ltd.	363,200	740,902
#	Jinan Acetate Chemical Co. Ltd.	2,749,830	7,318,707
*	Jinli Group Holdings Ltd.	688,681	184,080
	JMC Electronics Co. Ltd.	18,000	14,727
#	Johnson Health Tech Co. Ltd.	436,000	2,206,022
	Joinsoon Electronics Manufacturing Co. Ltd.	548,108	225,163
#	Jourdeness Group Ltd.	177,000	205,578
#	JPC connectivity, Inc.	561,450	2,557,347
#	JPP Holding Co. Ltd.	37,802	242,631
#	JSL Construction & Development Co. Ltd.	456,943	1,196,277
#	K Laser Technology, Inc.	962,459	529,015
#	Kaimei Electronic Corp.	488,851	936,057
#	Kaori Heat Treatment Co. Ltd.	201,321	2,109,796
#	Kaulin Manufacturing Co. Ltd.	835,684	334,582
#	Kedge Construction Co. Ltd.	351,448	993,596
	Keding Enterprises Co. Ltd.	14,000	56,461
#	KEE TAI Properties Co. Ltd.	3,052,207	1,283,233
		Shares	Value»
TAIWAN — (Continued)
	Kenda Rubber Industrial Co. Ltd.	4,179,017	$3,157,892
	Kent Industrial Co. Ltd.	99,000	79,650
#	Kerry TJ Logistics Co. Ltd.	1,428,000	1,604,102
#*	Key Ware Electronics Co. Ltd.	579,430	341,722
#	Keystone Microtech Corp.	150,000	1,802,688
	KGI Financial Holding Co. Ltd.	39,429,092	19,973,015
#	KHGEARS International Ltd.	56,504	303,544
#	Kindom Development Co. Ltd.	2,740,000	4,567,357
#	King Chou Marine Technology Co. Ltd.	504,800	723,801
#	King Polytechnic Engineering Co. Ltd.	333,900	579,868
	King Slide Works Co. Ltd.	94,450	8,316,285
#	King Yuan Electronics Co. Ltd.	7,380,032	28,868,249
*	King's Town Bank Co. Ltd.	5,631,653	10,154,717
#*	King's Town Construction Co. Ltd.	622,690	858,995
	Kingstate Electronics Corp.	43,000	49,767
	Kinik Co.	380,000	4,102,235
#	Kinko Optical Co. Ltd.	759,120	647,411
#	Kinpo Electronics	8,325,892	4,965,352
#	Kinsus Interconnect Technology Corp.	2,516,476	8,550,814
	KMC Kuei Meng International, Inc.	407,951	1,280,056
#	KNH Enterprise Co. Ltd.	719,150	408,820
#	Ko Ja Cayman Co. Ltd.	137,000	165,293
#	KS Terminals, Inc.	829,290	1,412,025
	Kuen Ling Machinery Refrigerating Co. Ltd.	11,000	15,491
#	Kung Long Batteries Industrial Co. Ltd.	424,000	1,987,672
#*	Kung Sing Engineering Corp.	3,354,135	1,259,037
#	Kuo Toong International Co. Ltd.	1,421,735	2,399,823

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Kuo Yang Construction Co. Ltd.	1,339,517	$786,532
	Kwong Fong Industries Corp.	381,733	150,631
	Kwong Lung Enterprise Co. Ltd.	731,000	1,157,727
	L&K Engineering Co. Ltd.	1,117,261	12,029,418
#	La Kaffa International Co. Ltd.	211,947	523,651
*	LAN FA Textile	1,512,412	596,889
#	Lang, Inc.	76,000	127,358
#	Lanner Electronics, Inc.	788,387	2,094,132
	Largan Precision Co. Ltd. (3008 TT)	236,234	18,528,574
#	Laser Tek Taiwan Co. Ltd.	439,086	668,443
#	Laster Tech Co. Ltd.	625,570	494,403
*	Leader Electronics, Inc.	361,097	111,884
	Leadtrend Technology Corp.	10,199	14,400
#*	Lealea Enterprise Co. Ltd.	5,120,683	1,126,522
	Leatec Fine Ceramics Co. Ltd.	101,000	66,408
#	Ledlink Optics, Inc.	309,858	195,046
	LEE CHI Enterprises Co. Ltd.	1,204,000	423,423
#	Lelon Electronics Corp.	639,122	1,631,220
	Lemtech Holdings Co. Ltd.	215,032	569,246
#	Leo Systems, Inc.	130,000	117,388
#*	Leofoo Development Co. Ltd.	790,010	445,716
*	Li Cheng Enterprise Co. Ltd.	561,057	189,036
	Li Ming Development Construction Co. Ltd.	10,000	13,546
#*	Li Peng Enterprise Co. Ltd.	3,785,060	754,379
#	Lian HWA Food Corp.	738,490	3,394,861
#	Lida Holdings Ltd.	407,000	317,454
#	Lien Hwa Industrial Holdings Corp.	3,137,176	4,743,257
#	Lingsen Precision Industries Ltd.	2,539,490	1,243,738
#	Lintes Technology Co. Ltd.	26,000	95,318
#	Lion Travel Service Co. Ltd.	545,000	2,659,965
	Lite-On Technology Corp.	4,371,419	17,282,384
		Shares	Value»
TAIWAN — (Continued)
#	Liton Technology Corp.	346,000	$384,658
#*	Long Bon International Co. Ltd.	2,254,276	1,168,311
#	Long Da Construction & Development Corp.	1,230,000	1,147,315
#*	Longchen Paper & Packaging Co. Ltd.	5,934,003	2,035,468
#	Longwell Co.	1,004,000	3,564,731
#	Loop Telecommunication International, Inc.	64,000	104,284
#	Lotes Co. Ltd.	309,223	14,459,230
#	Lotus Pharmaceutical Co. Ltd.	611,000	4,425,092
#	Lu Hai Holding Corp.	365,353	328,659
#	Lucky Cement Corp.	1,165,000	547,450
#	Lumax International Corp. Ltd.	570,513	1,848,665
#*	Lung Yen Life Service Corp.	1,035,000	2,028,776
	Lungteh Shipbuilding Co. Ltd.	329,700	1,118,727
#	Luxe Green Energy Technology Co. Ltd.	338,048	279,554
#	LuxNet Corp.	163,705	1,070,137
	M3 Technology, Inc.	13,000	36,820
#	Macauto Industrial Co. Ltd.	403,000	791,750
#	Macroblock, Inc.	229,000	481,701
#*	Macronix International Co. Ltd.	10,906,837	6,858,236
#	MacroWell OMG Digital Entertainment Co. Ltd.	60,000	144,842
#	Makalot Industrial Co. Ltd.	1,008,723	8,871,570
#	Marketech International Corp.	614,000	4,180,600
#	Materials Analysis Technology, Inc.	385,179	2,452,782
#	Maxigen Biotech, Inc.	209,650	305,875
#	Mayer Steel Pipe Corp.	1,069,086	823,140
#	Maywufa Co. Ltd.	178,462	129,252
#*	Mechema Chemicals International Corp.	306,000	820,049
#*	Medeon Biodesign, Inc.	52,549	199,988
	MediaTek, Inc.	2,597,823	117,641,282
	Mega Financial Holding Co. Ltd.	13,213,460	18,796,085
#	Meiloon Industrial Co.	518,911	365,413

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Mercuries & Associates Holding Ltd.	3,521,247	$1,422,595
	Mercuries Data Systems Ltd.	52,000	49,797
*	Mercuries Life Insurance Co. Ltd.	20,969,907	3,667,685
#	Merida Industry Co. Ltd.	1,066,588	4,120,668
#	Merry Electronics Co. Ltd.	1,480,785	5,615,939
#	METAAGE Corp.	435,000	762,527
#*	Metatech AP, Inc.	70,000	107,455
#*	Microbio Co. Ltd.	1,335,144	1,068,233
	Micro-Star International Co. Ltd.	2,891,465	13,813,472
#	Mildef Crete, Inc.	328,000	1,217,516
#	MIN AIK Technology Co. Ltd.	811,249	543,695
#*	Mitac Holdings Corp.	2,987,535	7,565,205
	Mitake Information Corp.	31,000	70,955
	MJ International Co. Ltd.	42,377	39,659
#*	Mobiletron Electronics Co. Ltd.	504,960	496,480
	momo.com, Inc.	302,325	2,847,542
#*	MOSA Industrial Corp.	775,079	381,761
*	Mosel Vitelic, Inc.	148,000	102,413
#	Motech Industries, Inc.	1,466,000	879,703
#	MPI Corp.	329,000	11,434,867
#	MSSCORPS Co. Ltd.	271,995	1,226,284
	Munsin Garment Corp.	21,000	33,069
*	My Humble House Hospitality Management Consulting	37,000	47,130
#	Nak Sealing Technologies Corp.	429,549	1,596,244
#	Namchow Holdings Co. Ltd.	1,457,000	1,968,260
	Nan Juen International Co. Ltd.	3,000	21,016
	Nan Kang Rubber Tire Co. Ltd.	904,000	1,128,403
#	Nan Liu Enterprise Co. Ltd.	254,000	497,643
	Nan Pao Resins Chemical Co. Ltd.	309,000	3,946,420
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	977,072	342,663
	Nan Ya Plastics Corp.	9,000,584	12,275,873
		Shares	Value»
TAIWAN — (Continued)
#	Nan Ya Printed Circuit Board Corp.	965,211	$5,654,346
#	Nang Kuang Pharmaceutical Co. Ltd.	416,000	484,280
	Nantex Industry Co. Ltd.	1,685,363	1,368,267
#*	Nanya Technology Corp.	3,573,751	5,261,180
#	National Aerospace Fasteners Corp.	129,000	540,352
#	National Petroleum Co. Ltd.	643,000	1,365,838
#	Netronix, Inc.	439,000	1,695,101
*	New Asia Construction & Development Corp.	821,000	412,086
	New Best Wire Industrial Co. Ltd.	189,200	183,618
#*	Newmax Technology Co. Ltd.	476,000	367,855
#	Nichidenbo Corp.	1,181,552	2,985,298
#	Nidec Chaun-Choung Technology Corp.	134,000	550,576
#	Nien Hsing Textile Co. Ltd.	805,656	501,501
	Nien Made Enterprise Co. Ltd.	857,000	12,233,427
#	Niko Semiconductor Co. Ltd.	446,974	621,262
#	Nishoku Technology, Inc.	282,800	1,098,950
#	North-Star International Co. Ltd.	615,419	853,266
#	Nova Technology Corp.	198,000	1,136,140
#	Novatek Microelectronics Corp.	1,621,000	25,617,756
#	Nuvoton Technology Corp.	1,142,000	2,607,859
#	Nyquest Technology Co. Ltd.	100,000	119,477
#	O-Bank Co. Ltd.	4,778,961	1,447,454
#	Ocean Plastics Co. Ltd.	873,000	1,075,764
	OK Biotech Co. Ltd.	103,718	54,818
#*	Oneness Biotech Co. Ltd.	493,870	1,043,556
#	Optimax Technology Corp.	119,000	99,058
#	Orient Europharma Co. Ltd.	143,000	244,098
	Orient Semiconductor Electronics Ltd.	3,077,637	3,967,150

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Oriental Union Chemical Corp.	3,724,819	$1,554,994
#	O-TA Precision Industry Co. Ltd.	462,683	809,449
#	Pacific Construction Co.	1,439,276	462,245
#	Pacific Hospital Supply Co. Ltd.	387,706	1,154,271
	PADAUK Technology Co. Ltd.	10,855	16,828
#*	Paiho Shih Holdings Corp.	1,284,240	858,251
#	Pan Asia Chemical Corp.	467,308	155,143
#	Pan German Universal Motors Ltd.	107,000	1,192,968
#	Pan Jit International, Inc.	1,917,074	3,021,246
#	Pan Ram International Corp.	119,000	120,686
#	Pan-International Industrial Corp.	2,668,854	3,823,617
#	Panion & BF Biotech, Inc.	427,753	1,001,306
	Parade Technologies Ltd.	274,805	5,230,034
#*	Paragon Technologies Co. Ltd.	288,248	149,277
#	Parpro Corp.	245,000	447,850
#*	PChome Online, Inc.	786,581	856,589
#	PCL Technologies, Inc.	397,129	1,182,061
#	P-Duke Technology Co. Ltd.	348,644	962,638
	Pegatron Corp.	6,585,293	17,531,170
#	Pegavision Corp.	301,912	3,088,400
#	PharmaEngine, Inc.	118,000	290,647
*	PharmaEssentia Corp.	410,000	6,768,762
*	Phihong Technology Co. Ltd.	124,000	90,547
	Phison Electronics Corp.	508,000	8,917,822
#	Phoenix Silicon International Corp.	1,060,010	4,475,189
#	Phoenix Tours International, Inc.	210,840	396,869
*	Phytohealth Corp.	383,000	161,554
#	Pixart Imaging, Inc.	995,000	6,450,547
#	Planet Technology Corp.	208,000	1,031,755
#	Plastron Precision Co. Ltd.	656,491	331,357
#*	Plotech Co. Ltd.	459,800	222,752
	Podak Co. Ltd.	7,000	9,920
		Shares	Value»
TAIWAN — (Continued)
	Polytronics Technology Corp.	404,239	$579,445
#	Posiflex Technology, Inc.	192,939	1,600,035
#	Pou Chen Corp.	7,427,005	6,984,426
#	Power Wind Health Industry, Inc.	199,319	956,337
#*	Powerchip Semiconductor Manufacturing Corp.	11,375,000	5,666,516
#	Powertech Technology, Inc.	4,340,580	18,130,304
	Powertip Technology Corp.	201,000	84,196
#	Poya International Co. Ltd.	319,388	4,942,655
#	President Chain Store Corp.	1,787,728	15,319,898
#	President Securities Corp.	7,052,808	4,445,030
#	Primax Electronics Ltd.	3,242,000	7,857,340
	Prince Housing & Development Corp.	7,775,140	2,365,247
	Princeton Technology Corp.	70,000	23,917
#	Pro Hawk Corp.	93,000	471,437
	Progate Group Corp.	20,957	106,302
#	Promate Electronic Co. Ltd.	1,484,371	2,955,633
#	Prosperity Dielectrics Co. Ltd.	751,687	952,275
	PSS Co. Ltd.	3,000	13,617
#	Qisda Corp.	6,474,525	5,583,483
#	QST International Corp.	503,415	880,707
#	Qualipoly Chemical Corp.	681,893	1,587,576
#	Quang Viet Enterprise Co. Ltd.	265,000	638,292
#	Quanta Computer, Inc.	2,321,436	21,622,222
	Quanta Storage, Inc.	1,339,000	3,918,607
#*	Quintain Steel Co. Ltd.	2,151,384	693,365
	Radiant Opto-Electronics Corp.	2,121,692	9,752,428
#	Radium Life Tech Co. Ltd.	5,499,853	2,070,565
#	Rafael Microelectronics, Inc.	55,097	207,214
#	Raydium Semiconductor Corp.	250,000	2,901,354

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	RDC Semiconductor Co. Ltd.	80,000	$412,570
	Realtek Semiconductor Corp.	732,861	14,012,940
	ReaLy Development&Construction Corp.	10,000	9,961
#	Rechi Precision Co. Ltd.	2,437,292	1,942,461
#	Rexon Industrial Corp. Ltd.	836,559	838,263
#	Rich Development Co. Ltd.	3,871,532	1,138,484
#	Richmond International Travel & Tours Co. Ltd.	42,000	166,761
*	Right WAY Industrial Co. Ltd.	195,000	75,186
#*	RiTdisplay Corp.	121,402	153,803
*	Ritek Corp.	4,923,593	1,673,103
#	Rodex Fasteners Corp.	125,000	135,219
*	Roo Hsing Co. Ltd.	969,512	382,286
#	Ruby Tech Corp.	65,650	85,865
#	Ruentex Development Co. Ltd.	4,682,217	4,673,917
#	Ruentex Engineering & Construction Co.	571,816	3,540,881
#	Ruentex Industries Ltd.	2,884,253	5,015,070
#	Run Long Construction Co. Ltd.	3,241,068	3,346,294
#	Sakura Development Co. Ltd.	882,316	1,919,391
#	Sampo Corp.	2,123,895	1,768,000
#	San Fang Chemical Industry Co. Ltd.	1,244,659	1,418,829
#	San Fu Chemical Co. Ltd.	181,000	686,279
#	San Shing Fastech Corp.	684,622	1,227,968
#	Sanyang Motor Co. Ltd.	3,330,802	6,890,426
#	Savior Lifetec Corp.	1,485,203	925,564
	Scan-D Corp.	7,000	6,754
#	SCI Pharmtech, Inc.	246,696	475,162
#	Scientech Corp.	93,000	1,039,851
#	ScinoPharm Taiwan Ltd.	1,213,000	679,665
#	SciVision Biotech, Inc.	171,000	657,584
#	SDI Corp.	929,000	2,280,309
#	Sea & Land Integrated Corp.	92,500	65,287
		Shares	Value»
TAIWAN — (Continued)
	Sea Sonic Electronics Co. Ltd.	276,000	$681,234
	Senao International Co. Ltd.	521,547	524,610
#	Senao Networks, Inc.	226,796	1,224,337
#	Sensortek Technology Corp.	121,000	700,947
#	Sercomm Corp.	2,116,000	7,058,080
#	Sesoda Corp.	1,358,261	1,418,859
	Shanghai Commercial & Savings Bank Ltd.	5,162,660	7,411,745
#	Shan-Loong Transportation Co. Ltd.	619,247	297,955
#	Sharehope Medicine Co. Ltd.	705,611	638,506
#	Sheh Fung Screws Co. Ltd.	78,000	94,089
#	Sheng Yu Steel Co. Ltd.	930,000	739,780
#	ShenMao Technology, Inc.	620,450	1,618,705
#	Shieh Yih Machinery Industry Co. Ltd.	582,000	460,916
#	Shih Her Technologies, Inc.	373,000	1,919,683
#*	Shih Wei Navigation Co. Ltd.	2,664,634	1,378,633
*	Shihlin Development Co. Ltd.	123,000	45,388
#	Shihlin Electric & Engineering Corp.	888,787	5,255,819
#*	Shin Foong Specialty & Applied Materials Co. Ltd.	226,000	249,751
	Shin Hai Gas Corp.	8,242	13,880
#	Shin Hsiung Natural Gas Co. Ltd.	261,782	367,018
#	Shin Ruenn Development Co. Ltd.	636,900	1,274,451
	Shin Shin Natural Gas Co.	12,480	16,543
#	Shin Zu Shing Co. Ltd.	1,139,411	8,859,621
	Shinfox Energy Co. Ltd.	8,012	21,846
#*	Shining Building Business Co. Ltd.	2,773,622	864,155
#	Shinkong Insurance Co. Ltd.	1,833,784	5,810,843
	Shinkong Synthetic Fibers Corp.	8,122,844	3,487,765
#	Shinkong Textile Co. Ltd.	920,169	1,607,221

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shiny Brands Group Co. Ltd.	39,000	$152,974
#	Shiny Chemical Industrial Co. Ltd.	761,162	3,216,430
#*	Shun On Electronic Co. Ltd.	99,000	70,060
#	ShunSin Technology Holding Ltd.	27,000	131,713
#	Shuttle, Inc.	2,415,000	1,295,900
#	Sigurd Microelectronics Corp.	3,638,523	9,411,522
#	Silergy Corp.	611,000	6,572,272
#	Silicon Integrated Systems Corp.	1,753,539	3,218,531
*	Silicon Optronics, Inc.	10,000	18,535
#	Silicon Power Computer & Communications, Inc.	128,000	100,895
	Silitech Technology Corp.	69,521	92,055
	Simplo Technology Co. Ltd.	764,880	10,443,256
	Sinbon Electronics Co. Ltd.	823,849	6,659,134
	Sincere Navigation Corp.	2,291,741	1,682,981
#	Single Well Industrial Corp.	243,351	156,979
#	Sinher Technology, Inc.	406,000	334,224
#	Sinmag Equipment Corp.	296,519	1,398,307
#	Sino-American Silicon Products, Inc.	2,580,000	8,649,545
#	Sinon Corp.	3,121,740	4,299,433
	SinoPac Financial Holdings Co. Ltd.	36,997,377	30,526,865
#	Sinopower Semiconductor, Inc.	117,100	369,745
#	Sinphar Pharmaceutical Co. Ltd.	829,998	869,611
	Sinyi Realty, Inc.	1,834,314	1,555,666
#	Sirtec International Co. Ltd.	581,000	489,703
	Sitronix Technology Corp.	733,774	4,871,290
#	Siward Crystal Technology Co. Ltd.	1,161,705	840,993
#	Soft-World International Corp.	385,000	1,241,090
#	Solar Applied Materials Technology Corp.	2,627,531	4,346,520
		Shares	Value»
TAIWAN — (Continued)
#	Solteam, Inc.	454,269	$702,448
*	Solytech Enterprise Corp.	310,000	102,872
#	Sonix Technology Co. Ltd.	910,000	972,449
#	Southeast Cement Co. Ltd.	1,181,000	709,194
#	Speed Tech Corp.	719,000	995,426
	Spirox Corp.	135,745	253,932
#	Sporton International, Inc.	600,844	3,211,121
#	Sports Gear Co. Ltd.	173,000	580,209
#	St. Shine Optical Co. Ltd.	369,000	1,965,314
#	Standard Chemical & Pharmaceutical Co. Ltd.	562,040	1,076,897
	Standard Foods Corp.	2,640,734	2,818,933
#	Stark Technology, Inc.	618,520	3,362,440
#	S-Tech Corp.	391,838	308,485
#	STL Technology Co. Ltd.	106,000	412,835
#	Sumeeko Industries Co. Ltd.	88,000	203,499
*	Sun Race Sturmey-Archer, Inc.	74,000	47,983
#*	Sun Yad Construction Co. Ltd.	662,885	305,790
#	Sunfun Info Co. Ltd.	178,080	260,044
#	Sunjuice Holdings Co. Ltd.	76,000	298,416
#*	Sunko INK Co. Ltd.	373,800	150,235
#	SunMax Biotechnology Co. Ltd.	146,000	2,047,218
#	Sunny Friend Environmental Technology Co. Ltd.	557,257	1,399,531
	Sunonwealth Electric Machine Industry Co. Ltd.	1,628,001	6,146,241
#	Sunplus Innovation Technology, Inc.	102,669	402,821
#*	Sunplus Technology Co. Ltd.	2,976,153	1,881,066
#	Sunrex Technology Corp.	1,238,145	1,799,920
#	Sunspring Metal Corp.	823,291	660,339
#*	Super Dragon Technology Co. Ltd.	170,000	160,991
#	Superalloy Industrial Co. Ltd.	134,000	242,601

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Superior Plating Technology Co. Ltd.	44,000	$61,367
#	Supreme Electronics Co. Ltd.	3,451,051	4,856,520
#	Swancor Holding Co. Ltd.	365,000	1,471,319
#	Sweeten Real Estate Development Co. Ltd.	1,263,556	1,329,203
#	Symtek Automation Asia Co. Ltd.	442,967	2,245,434
#	Syncmold Enterprise Corp.	718,000	1,642,711
	Syngen Biotech Co. Ltd.	14,000	54,993
#	Synmosa Biopharma Corp.	1,707,523	2,106,330
	Synnex Technology International Corp.	3,903,732	8,651,353
	Syn-Tech Chem & Pharm Co. Ltd.	30,000	77,537
#	Syscom Computer Engineering Co.	71,000	134,395
#	Systex Corp.	963,293	3,510,910
#	T3EX Global Holdings Corp.	712,178	1,670,993
	TA Chen Stainless Pipe	7,962,566	10,437,591
#	Ta Ya Electric Wire & Cable	4,163,723	4,827,212
#	Tah Hsin Industrial Corp.	233,378	519,789
#	TAI Roun Products Co. Ltd.	228,000	102,387
#	TA-I Technology Co. Ltd.	758,834	1,066,405
#	Tai Tung Communication Co. Ltd.	933,230	619,982
	Taichung Commercial Bank Co. Ltd.	27,768,336	20,633,523
#	TaiDoc Technology Corp.	531,532	2,205,194
#	Taiflex Scientific Co. Ltd.	1,255,657	1,894,362
	Tailyn Technologies, Inc.	73,000	62,428
#	Taimide Tech, Inc.	644,940	1,338,450
#	Tainan Enterprises Co. Ltd.	643,289	583,347
#	Tainan Spinning Co. Ltd.	7,898,791	3,392,395
*	Tainergy Tech Co. Ltd.	285,000	96,602
#	Tai-Saw Technology Co. Ltd.	498,960	293,255
		Shares	Value»
TAIWAN — (Continued)
#	Taishin Financial Holding Co. Ltd.	66,884,849	$36,504,757
#	TaiSol Electronics Co. Ltd.	478,000	835,911
#	Taisun Enterprise Co. Ltd.	1,090,775	682,307
#	Taita Chemical Co. Ltd.	1,632,792	636,298
#	TAI-TECH Advanced Electronics Co. Ltd.	314,000	990,146
	Taiwan Business Bank	27,874,094	14,976,603
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	669,331	651,616
	Taiwan Cogeneration Corp.	2,955,578	4,283,972
	Taiwan Cooperative Financial Holding Co. Ltd.	20,548,420	17,440,440
	Taiwan Environment Scientific Co. Ltd.	91,280	61,900
#	Taiwan FamilyMart Co. Ltd.	205,000	1,420,503
	Taiwan Fertilizer Co. Ltd.	2,950,000	5,123,781
#	Taiwan Fire & Marine Insurance Co. Ltd.	1,425,880	1,440,367
	Taiwan Fructose Co. Ltd.	62,540	33,144
#	Taiwan FU Hsing Industrial Co. Ltd.	1,126,000	1,676,556
#*	Taiwan Glass Industry Corp.	6,301,904	5,010,607
	Taiwan High Speed Rail Corp.	5,263,000	4,796,426
#	Taiwan Hon Chuan Enterprise Co. Ltd.	2,360,906	11,510,218
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,354,900	1,443,084
*	Taiwan IC Packaging Corp.	305,000	129,207
††	Taiwan Land Development Corp.	6,008,009	101,148
#	Taiwan Line Tek Electronic	515,700	415,499
#	Taiwan Mask Corp.	1,529,000	1,573,638
	Taiwan Mobile Co. Ltd.	6,083,900	21,447,569
#	Taiwan Navigation Co. Ltd.	1,552,720	1,393,468
	Taiwan Paiho Ltd.	2,145,152	3,695,904
#	Taiwan PCB Techvest Co. Ltd.	2,149,816	2,332,758
#	Taiwan Sakura Corp.	1,186,243	3,413,874

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Sanyo Electric Co. Ltd.	541,650	$684,279
	Taiwan Secom Co. Ltd.	1,664,405	6,301,349
#	Taiwan Semiconductor Co. Ltd.	1,689,000	2,554,433
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	40,130,652	1,545,000,105
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	2,331,292	563,286,773
#	Taiwan Shin Kong Security Co. Ltd.	1,721,226	2,328,989
#	Taiwan Speciality Chemicals Corp.	54,000	398,829
#	Taiwan Steel Union Co. Ltd.	141,000	498,169
#*	Taiwan Styrene Monomer	3,104,404	984,264
	Taiwan Surface Mounting Technology Corp.	2,268,674	7,996,801
#	Taiwan Taxi Co. Ltd.	210,722	898,405
#*	Taiwan TEA Corp.	4,313,896	2,107,833
#	Taiwan Union Technology Corp.	2,182,000	19,704,588
#*	Taiwan-Asia Semiconductor Corp.	2,113,537	1,393,996
#	Taiyen Biotech Co. Ltd.	707,910	780,429
*	Tang Eng Iron Works Co. Ltd.	131,000	131,521
	Tatung Co. Ltd.	5,341,758	6,359,033
#*	TBI Motion Technology Co. Ltd.	323,000	417,940
#	TCC Group Holdings Co. Ltd.	15,519,055	12,588,620
	TCI Co. Ltd.	707,282	3,073,072
	Te Chang Construction Co. Ltd.	499,980	952,447
	Team Group, Inc.	15,000	36,604
	Teco Electric & Machinery Co. Ltd.	4,344,000	7,374,441
	Tehmag Foods Corp.	120,860	1,248,531
#	Ten Ren Tea Co. Ltd.	171,170	174,999
	Tera Autotech Corp.	24,863	22,993
#	Test Research, Inc.	1,115,370	5,371,419
#	Test Rite International Co. Ltd.	1,513,166	1,009,544
*	Tex-Ray Industrial Co. Ltd.	959,000	250,492
		Shares	Value»
TAIWAN — (Continued)
#*	Thermaltake Technology Co. Ltd.	246,391	$256,613
	Thinking Electronic Industrial Co. Ltd.	520,058	2,343,657
#	Thye Ming Industrial Co. Ltd.	904,793	2,061,590
	Tofu Restaurant Co. Ltd.	23,280	158,556
#	Ton Yi Industrial Corp.	6,541,300	3,965,801
	Tong Hsing Electronic Industries Ltd.	1,332,637	4,504,735
	Tong Ming Enterprise Co. Ltd.	133,000	133,851
#	Tong Yang Industry Co. Ltd.	2,306,341	8,055,214
#	Tong-Tai Machine & Tool Co. Ltd.	1,539,804	1,678,334
#	Top Union Electronics Corp.	915,232	912,839
	Topco Scientific Co. Ltd.	1,091,707	10,475,097
#	Topco Technologies Corp.	307,468	640,315
	Topkey Corp.	465,000	2,813,115
#	Topoint Technology Co. Ltd.	1,041,993	2,187,415
	Toung Loong Textile Manufacturing	626,980	326,269
#*	TPK Holding Co. Ltd.	2,495,000	2,720,200
#	Trade-Van Information Services Co.	388,000	1,226,533
	Transart Graphics Co. Ltd.	31,000	46,020
#	Transcend Information, Inc.	1,258,870	3,963,625
	Transcom, Inc.	294,030	1,203,491
	Tripod Technology Corp.	1,865,660	17,364,283
#	Trusval Technology Co. Ltd.	48,176	379,858
	Tsang Yow Industrial Co. Ltd.	383,000	292,649
#	Tsann Kuen Enterprise Co. Ltd.	497,865	408,475
#	TSC Auto ID Technology Co. Ltd.	215,085	1,318,579
#	TSEC Corp.	550,000	293,038
	TSRC Corp.	4,275,154	2,595,713
	TST Group Holding Ltd.	6,600	20,064
	Ttet Union Corp.	262,000	1,314,924
#	TTFB Co. Ltd.	148,036	993,224
	TTY Biopharm Co. Ltd.	1,555,991	4,010,811

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Tul Corp.	46,000	$102,946
	Tung Ho Steel Enterprise Corp.	4,416,052	9,467,870
	Tung Ho Textile Co. Ltd.	17,000	10,257
#	Tung Thih Electronic Co. Ltd.	457,400	868,893
#	TURVO International Co. Ltd.	229,515	1,368,106
*	Twinhead International Corp.	40,000	133,821
#	TXC Corp.	2,510,762	7,021,190
#	TYC Brother Industrial Co. Ltd.	1,212,333	1,644,044
#*	Tycoons Group Enterprise	2,282,327	583,041
#	Tyntek Corp.	1,782,413	894,103
#	TZE Shin International Co. Ltd.	652,200	352,122
#	UDE Corp.	533,000	1,735,106
#	Ultra Chip, Inc.	260,000	461,241
	U-MEDIA Communications, Inc.	22,000	34,319
	U-Ming Marine Transport Corp.	3,491,200	6,070,184
#	Unic Technology Corp.	517,000	398,644
#	Unictron Technologies Corp.	95,000	163,312
	Unimicron Technology Corp.	4,277,563	19,417,117
#	Union Bank of Taiwan	11,816,013	6,567,242
#	Union Insurance Co. Ltd.	208,000	179,835
#*	Uniplus Electronics Co. Ltd.	59,000	52,945
#	Uni-President Enterprises Corp.	16,263,734	42,924,275
	Unitech Computer Co. Ltd.	543,365	754,331
#*	Unitech Printed Circuit Board Corp.	4,418,078	4,099,191
*	United Alloy-Tech Co.	59,000	81,649
	United Integrated Services Co. Ltd.	937,640	24,616,991
#	United Microelectronics Corp. (2303 TT)	24,988,441	34,625,804
#	United Microelectronics Corp. (UMC US), Sponsored ADR	82,862	566,776
	United Orthopedic Corp.	572,468	1,904,980
#	United Radiant Technology	548,000	379,520
		Shares	Value»
TAIWAN — (Continued)
	United Recommend International Co. Ltd.	232,785	$304,556
*	United Renewable Energy Co. Ltd.	8,651,644	2,047,396
*††	Unity Opto Technology Co. Ltd.	3,736,276	0
#	Univacco Technology, Inc.	301,000	444,022
	Universal Cement Corp.	2,954,065	2,638,127
	Universal Microelectronics Co. Ltd.	29,000	17,066
#	Universal Microwave Technology, Inc.	115,000	1,221,946
	Universal Textile Co. Ltd.	46,000	20,477
	Universal Vision Biotechnology Co. Ltd.	305,764	2,044,039
#	Universal, Inc.	199,000	190,205
#	UPC Technology Corp.	5,396,684	1,871,289
	UPI Semiconductor Corp.	38,000	246,516
#	Userjoy Technology Co. Ltd.	352,589	982,972
#	USI Corp.	3,785,226	1,369,142
#*	Usun Technology Co. Ltd.	182,100	248,426
	U-Tech Media Corp.	438,000	195,616
#	Utechzone Co. Ltd.	377,000	1,127,514
#	UVAT Technology Co. Ltd.	189,000	398,853
#	Value Valves Co. Ltd.	201,000	517,501
#	Vanguard International Semiconductor Corp.	5,395,382	16,720,893
	Ve Wong Corp.	704,524	944,813
#	Ventec International Group Co. Ltd.	445,000	1,237,604
#	VIA Labs, Inc.	107,000	310,599
	Via Technologies, Inc.	49,000	96,855
*	Victory New Materials Ltd. Co.	596,500	126,508
#	Viking Tech Corp.	467,000	592,137
#	Visco Vision, Inc.	244,000	1,361,103
	VisEra Technologies Co. Ltd.	297,000	2,197,937
#	Visual Photonics Epitaxy Co. Ltd.	725,224	3,469,809
#	Vivotek, Inc.	74,000	228,900
#	Vizionfocus, Inc.	40,000	236,374
	Voltronic Power Technology Corp.	246,007	9,663,042
#*	Wafer Works Corp.	4,170,113	3,204,234

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Waffer Technology Corp.	821,479	$1,404,141
#	Wah Hong Industrial Corp.	418,280	534,239
	Wah Lee Industrial Corp.	1,303,400	4,079,469
#	Walsin Lihwa Corp.	8,839,979	6,606,383
	Walsin Technology Corp.	2,132,496	5,999,456
#	Walton Advanced Engineering, Inc.	2,036,662	872,505
#	Wan Hai Lines Ltd.	2,531,972	7,488,088
#	WAN HWA Enterprise Co.	428,452	161,120
#*	We & Win Development Co. Ltd.	393,000	139,898
#*	We&Win Diversification Co. Ltd.	389,898	252,064
#	WEI Chih Steel Industrial Co. Ltd.	365,000	225,016
#	Wei Chuan Foods Corp.	2,490,000	1,307,334
#	Weikeng Industrial Co. Ltd.	2,926,979	3,309,599
#	Well Shin Technology Co. Ltd.	624,443	1,140,409
#	Welldone Co.	138,000	226,359
#	WELLELL, Inc.	308,463	225,072
#*	Wha Yu Industrial Co. Ltd.	498,000	213,761
#	Wholetech System Hitech Ltd.	393,000	1,193,613
#	Win Semiconductors Corp.	2,038,248	5,779,988
#*	Winbond Electronics Corp.	14,373,328	8,249,154
#	Winmate, Inc.	208,000	1,033,518
#	Winstek Semiconductor Co. Ltd.	523,000	1,672,991
*††	Wintek Corp.	6,349,135	0
	WinWay Technology Co. Ltd.	79,000	2,918,967
#	Wisdom Marine Lines Co. Ltd.	3,469,849	6,748,233
#	Wiselink Co. Ltd.	326,478	1,800,975
#	Wistron Corp.	6,777,169	27,582,134
#	WITS Corp.	278,365	883,694
	Wiwynn Corp.	217,000	19,804,839
	WNC Corp.	1,547,896	6,067,697
#	Wonderful Hi-Tech Co. Ltd.	736,000	935,108
#	Wowprime Corp.	661,856	5,064,935
	WPG Holdings Ltd.	5,574,957	12,352,782
		Shares	Value»
TAIWAN — (Continued)
	WT Microelectronics Co. Ltd.	2,124,766	$9,744,102
#	WUS Printed Circuit Co. Ltd.	1,091,507	2,957,893
#*	XAC Automation Corp.	271,000	228,902
#	XinTec, Inc.	1,210,000	5,914,523
#	X-Legend Entertainment Co. Ltd.	56,000	175,837
#	Xxentria Technology Materials Corp.	1,120,098	1,673,724
#	Ya Horng Electronic Co. Ltd.	129,000	270,779
	Yageo Corp.	1,053,657	18,514,479
#	Yang Ming Marine Transport Corp.	6,339,491	12,861,005
	Yankey Engineering Co. Ltd.	299,202	4,120,110
	Yao Sheng Electronic Co. Ltd.	14,000	28,284
#	YC INOX Co. Ltd.	2,694,814	1,926,906
#	YCC Parts Manufacturing Co. Ltd.	109,000	180,203
#	Yea Shin International Development Co. Ltd.	1,658,562	1,474,796
#*	Yeh-Chiang Technology Corp.	39,000	37,829
#	Yem Chio Co. Ltd.	2,972,064	1,543,888
#*	Yen Sun Technology Corp.	418,000	608,713
#*	Yeong Guan Energy Technology Group Co. Ltd.	712,054	543,626
#	YFC-Boneagle Electric Co. Ltd.	740,454	494,701
#	YFY, Inc.	7,432,997	6,038,769
	Yi Jinn Industrial Co. Ltd.	1,461,700	835,278
	Yi Shin Textile Industrial Co. Ltd.	112,000	66,752
*	Yieh Hsing Enterprise Co. Ltd.	150,000	36,984
#*	Yieh Phui Enterprise Co. Ltd.	6,780,358	3,397,530
#	Yonyu Plastics Co. Ltd.	546,050	362,858
#	Young Fast Optoelectronics Co. Ltd.	669,137	1,254,505
*	Young Optics, Inc.	20,000	34,989
#	Youngtek Electronics Corp.	862,569	1,773,048

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Yuan High-Tech Development Co. Ltd.	26,000	$136,455
	Yuanta Financial Holding Co. Ltd.	30,167,764	31,292,495
#	Yuanta Futures Co. Ltd.	212,799	585,504
#	Yuen Chang Stainless Steel Co. Ltd.	281,000	138,822
#	Yuen Foong Yu Consumer Products Co. Ltd.	452,000	602,836
	Yulon Finance Corp.	1,692,403	5,668,179
#	Yulon Motor Co. Ltd.	3,616,526	3,944,857
#	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	385,350	968,636
#	Yungshin Construction & Development Co. Ltd.	805,200	2,159,541
#	YungShin Global Holding Corp.	1,316,400	2,755,583
#	Yusin Holding Corp.	136,650	397,885
#	Zeng Hsing Industrial Co. Ltd.	401,733	1,313,028
#	Zenitron Corp.	1,297,000	1,428,768
#	Zero One Technology Co. Ltd.	664,868	2,545,214
#	Zhen Ding Technology Holding Ltd.	3,373,350	14,069,116
#*	Zig Sheng Industrial Co. Ltd.	3,171,638	941,527
#	ZillTek Technology Corp.	30,000	204,356
#*	Zinwell Corp.	2,008,979	754,508
#	Zippy Technology Corp.	747,028	1,352,120
#	Zyxel Group Corp.	2,120,320	1,929,589
TOTAL TAIWAN			5,893,630,262
THAILAND — (1.4%)
	AAPICO Hitech PCL (AH/F TB)	2,032,688	932,996
	AAPICO Hitech PCL (AH-R TB), NVDR	30,260	13,889
*	Absolute Clean Energy PCL	12,506,400	501,328
	Advanced Info Service PCL	2,305,509	20,529,471
	Advanced Information Technology PCL, Class F	7,482,550	1,202,062
	AEON Thana Sinsap Thailand PCL	540,400	1,632,941
	After You PCL	1,939,400	406,514
		Shares	Value»
THAILAND — (Continued)
	Airports of Thailand PCL	5,831,200	$7,315,765
	Allianz Ayudhya Capital PCL	136,500	135,748
	Amata Corp. PCL	4,489,900	2,198,237
*	Ananda Development PCL	16,269,707	214,075
#	AP Thailand PCL	18,573,436	4,120,484
	Asia Plus Group Holdings PCL	18,197,900	1,392,128
*	Asia Precision PCL	799,300	31,307
	Asia Sermkij Leasing PCL, NVDR	2,185,000	514,826
	Asia Sermkij Leasing PCL	202,800	47,783
#	Asian Alliance International PCL	1,859,200	266,250
	Asian Insulators PCL	2,470,690	266,121
	Asian Sea Corp. PCL	2,015,850	447,213
#	Asset World Corp. PCL	15,627,000	1,004,183
*	Assetwise PCL	90,900	18,080
	B Grimm Power PCL	2,460,500	880,901
#	Bangchak Corp. PCL	7,829,200	8,145,434
	Bangchak Sriracha PCL	1,857,000	284,119
	Bangkok Airways PCL	3,334,600	1,530,569
	Bangkok Aviation Fuel Services PCL	166,500	45,089
	Bangkok Bank PCL (BBLF TB)	2,198,200	9,955,128
#	Bangkok Chain Hospital PCL	3,655,150	1,565,854
#	Bangkok Commercial Asset Management PCL	11,146,598	2,848,044
	Bangkok Dusit Medical Services PCL, Class F	14,307,800	9,413,026
#	Bangkok Expressway & Metro PCL	14,486,255	2,460,181
	Bangkok Land PCL	86,365,016	1,321,374
	Bangkok Life Assurance PCL, NVDR	1,617,728	876,187
	Bangkok Ranch PCL	4,050,800	197,086
	Banpu PCL	25,360,513	3,918,929
	Banpu Power PCL	2,191,900	533,219
	BCPG PCL	2,636,500	540,531
#	BEC World PCL	6,788,131	540,059
#	Berli Jucker PCL	4,025,650	2,365,131
	Betagro PCL	795,800	431,018
*	Better World Green PCL	22,969,967	133,546
*	Beyond Securities PCL	1,832,100	23,546

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	BKI Holdings PCL	165,140	$1,455,334
	Bluebik Group PCL	80,500	52,961
*	Bound & Beyond PCL	614,200	129,681
	Brooker Group PCL	6,444,600	70,993
#*	BTS Group Holdings PCL	19,553,400	2,106,119
#	Bumrungrad Hospital PCL	1,461,400	7,602,142
#	Cal-Comp Electronics Thailand PCL, Class F	19,709,038	4,010,560
#	Carabao Group PCL	925,500	1,564,684
	Central Pattana PCL	3,142,600	5,024,506
	Central Plaza Hotel PCL	1,194,700	1,041,889
#	Central Retail Corp. PCL	5,238,817	3,446,590
	CH Karnchang PCL	5,258,767	2,172,379
	Charoen Pokphand Foods PCL	12,509,200	8,727,349
	Chayo Group PCL	3,417,042	151,613
#	Chularat Hospital PCL	25,981,000	1,391,271
	CK Power PCL	8,164,000	654,519
	Com7 PCL	3,942,800	2,630,142
	Cotto F	6,288,800	36,563
*	Country Group Development PCL	22,057,000	80,993
*	Country Group Holdings PCL	14,076,611	236,907
	CP ALL PCL	4,728,400	6,836,502
	CP Axtra PCL	19,200	12,103
	Delta Electronics Thailand PCL	3,961,300	17,697,362
#	Dhipaya Group Holdings PCL	3,194,000	1,856,977
	Diamond Building Products PCL	1,468,200	238,111
	Dohome PCL	991,333	121,945
	Don Muang Tollway PCL	980,000	308,874
*	Dusit Thani PCL	153,900	40,265
#	Dynasty Ceramic PCL	17,934,150	812,195
#	Eastern Polymer Group PCL	6,015,900	541,210
	Eastern Water Resources Development & Management PCL, Class F	4,568,900	290,799
	Ekachai Medical Care PCL	2,248,790	402,553
	Electricity Generating PCL	577,800	1,953,699
#*	Energy Absolute PCL	24,344,900	2,160,349
#	Erawan Group PCL	12,627,100	904,144
		Shares	Value»
THAILAND — (Continued)
	Exotic Food PCL	1,287,100	$708,929
#	Forth Corp. PCL	1,124,700	242,630
	Forth Smart Service PCL	1,486,849	300,282
	Fortune Parts Industry PCL	2,261,200	105,864
	Frasers Property Thailand PCL	109,400	20,420
#	GFPT PCL	3,753,022	1,113,963
	Global Green Chemicals PCL	17,400	2,130
	Global Power Synergy PCL	626,926	642,657
*	Gulf Development PCL	3,196,009	4,620,912
#	Gunkul Engineering PCL	22,083,700	1,169,058
	Haad Thip PCL	1,429,600	669,305
#	Hana Microelectronics PCL	3,531,053	2,495,940
	Heng Leasing & Capital PCL	4,843,200	146,719
	Home Product Center PCL	15,956,815	3,491,164
	Hwa Fong Rubber Thailand PCL, Class F	695,600	90,249
	ICC International PCL	87,738	72,489
#	Ichitan Group PCL	5,097,900	1,747,138
	Index Livingmall PCL	1,259,900	543,592
#	Indorama Ventures PCL	5,093,000	3,600,009
	Interlink Communication PCL	2,238,550	349,345
	Internet Thailand PCL	66,500	8,343
#	IRPC PCL	49,131,190	1,548,504
	IT City PCL	163,900	18,557
	I-TAIL Corp. PCL	664,700	298,993
*	Italian-Thai Development PCL	38,425,873	282,197
*††	ITV PLC	183,700	0
*	Jasmine International PCL	7,205,866	337,362
#*	Jasmine Technology Solution PCL	338,000	338,724
#	Jaymart Group Holdings PCL	3,207,800	750,908
#	JMT Network Services PCL	3,392,997	1,152,456
	Kang Yong Electric PCL	8,200	80,545
	Karmarts PCL	4,968,793	1,292,373
	Kasikornbank PCL (KBANKF TB)	91,000	451,102

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Kasikornbank PCL (KBANKR TB), NVDR	714,000	$3,539,412
	KCE Electronics PCL	3,848,464	2,920,499
	KGI Securities Thailand PCL	7,099,700	847,271
#	Khon Kaen Sugar Industry PCL	15,113,249	698,317
	Kiatnakin Phatra Bank PCL	1,122,407	1,897,582
	Klinique Medical Clinic PCL	15,700	11,674
	Krung Thai Bank PCL	6,944,432	4,674,954
	Krungthai Card PCL	2,212,600	1,929,593
	Ladprao General Hospital PCL, Class F	450,300	51,258
	Lalin Property PCL	1,613,800	240,984
	Lam Soon Thailand PCL	2,756,000	392,991
	Land & Houses PCL (LHF TB)	18,140,000	2,120,404
#	Land & Houses PCL (LHR TB), NVDR	3,074,080	359,332
	Lanna Resources PCL	54,100	27,811
	LH Financial Group PCL	28,136,459	671,556
	Loxley PCL	11,146,635	385,425
#	LPN Development PCL	9,471,996	504,323
	Major Cineplex Group PCL	2,400,300	620,641
	Malee Group PCL	1,258,900	238,837
	MBK PCL	5,689,228	2,942,104
	MC Group PCL	2,242,000	686,046
	MCS Steel PCL	3,495,200	898,399
*	MDX PCL	484,300	35,567
#	Mega Lifesciences PCL	2,158,200	2,030,742
	Minor International PCL	10,628,130	8,130,455
	MK Restaurants Group PCL	1,341,300	952,208
*	Mono Next PCL	5,055,100	279,980
#	Moshi Moshi Retail Corp. PLC	365,600	447,491
	Muang Thai Insurance PCL	261,900	125,020
#	Muangthai Capital PCL	2,489,000	2,875,145
	Namyong Terminal PCL	2,643,000	229,685
	Netbay PCL	669,474	477,318
	Noble Development PCL	5,961,100	337,455
		Shares	Value»
THAILAND — (Continued)
	Nonthavej Hospital PCL	72,300	$56,415
#	Northeast Rubber PCL	9,303,400	1,258,293
	NSL Foods PCL	334,800	332,956
#	Origin Property PCL	5,780,135	336,054
	Osotspa PCL	2,845,000	1,558,308
	PCS Machine Group Holding PCL	1,476,600	141,876
#	Plan B Media PCL	12,805,468	2,076,774
*	Platinum Group PCL, Class F	2,830,700	109,140
	Polyplex Thailand PCL	2,228,587	722,859
	Praram 9 Hospital PCL	1,807,850	1,333,206
#	Precious Shipping PCL	8,257,500	1,667,671
	Premier Marketing PCL	2,431,700	825,945
#	Prima Marine PCL	6,399,534	1,272,857
	Principal Capital PCL	1,957,300	117,989
*	Property Perfect PCL	34,024,587	93,703
#	Pruksa Holding PCL	4,631,700	632,111
	PSG Corp. PCL	646,675	24,141
	PTG Energy PCL	8,443,900	1,744,074
#	PTT Exploration & Production PCL	5,536,569	21,346,625
#	PTT Global Chemical PCL	4,421,558	3,206,577
#	PTT Oil & Retail Business PCL	5,361,000	2,280,229
	PTT PCL	36,706,900	37,347,137
#	Quality Houses PCL	47,743,004	2,089,122
	R&B Food Supply PCL	1,203,800	141,450
*	Raimon Land PCL	17,687,200	64,947
	Rajthanee Hospital PCL	1,046,000	451,304
	Ramkhamhaeng Hospital PCL	10,500	5,719
#	Ratch Group PCL	2,390,200	1,938,198
	Ratchaphruek Hospital PCL	2,714,500	415,315
#	Ratchthani Leasing PCL	15,207,094	777,107
#	Regional Container Lines PCL	2,570,000	2,398,562
	Rojana Industrial Park PCL	5,984,112	860,628
#	S Hotels & Resorts PCL	8,172,386	380,111
	Sabina PCL	681,515	323,240
	Saha Pathana Inter-Holding PCL	50,400	70,372
	Sahamitr Pressure Container PCL	868,600	225,921

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Saha-Union PCL	755,300	$670,248
	Saksiam Leasing PCL	3,285,200	361,895
*	Samart Corp. PCL	2,520,199	481,984
	Sansiri PCL	97,195,985	4,401,777
#	Sappe PCL	825,800	979,184
#	SC Asset Corp. PCL	14,539,716	796,392
	SCB X PCL	2,083,969	8,066,771
#	SCG Packaging PCL	4,425,600	2,532,397
#	SCGJWD Logistics PCL	160,400	41,720
	SEAFCO PCL	4,810,502	297,344
	Sena Development PCL	4,559,850	251,155
#	Sermsang Power Corp. Co. Ltd.	2,443,806	308,093
	Siam Cement PCL	1,088,700	6,696,105
	Siam Global House PCL	1,318,415	272,316
	Siam Wellness Group PCL	3,501,200	404,974
	Siamgas & Petrochemicals PCL	5,893,300	1,208,235
	Sikarin PCL, Class F	1,439,500	303,934
#*	Singer Thailand PCL	2,481,500	398,650
#	Singha Estate PCL	21,262,581	364,353
	SiS Distribution Thailand PCL	260,200	173,573
#	SISB PCL	1,235,400	585,945
#*	SKY ICT PCL	96,000	37,601
*	SNC Former PCL	1,905,000	346,841
	Somboon Advance Technology PCL	2,088,125	830,649
	SPCG PCL	3,684,200	924,432
#	Sri Trang Agro-Industry PCL	6,633,439	2,862,041
#	Sri Trang Gloves Thailand PCL	5,070,577	1,093,867
#	Srinanaporn Marketing PCL	1,416,100	433,323
	Srisawad Capital 1969 PCL, Class F	5,602,662	212,586
	Srisawad Corp. PCL	3,973,980	2,468,537
	Srithai Superware PCL	8,983,000	307,863
	Srivichai Vejvivat PCL	2,916,291	660,360
#	Star Petroleum Refining PCL	11,338,699	1,977,680
#*	Stecon Group PCL	4,183,287	825,649
*	Stella X PCL	13,241,300	64,829
#*	STP & I PCL	7,956,126	915,393
#	Supalai PCL	9,224,625	4,403,432
*	Super Energy Corp. PCL	141,162,575	604,736
	Susco PCL	4,075,000	321,710
	SVI PCL	2,050,000	388,923
		Shares	Value»
THAILAND — (Continued)
	Syntec Construction PCL	7,690,300	$421,225
	TAC Consumer PCL	2,816,769	403,381
#	Taokaenoi Food & Marketing PCL, Class F	2,789,200	512,093
*	Tata Steel Thailand PCL	20,449,400	500,597
	Thai Coconut PCL	139,800	32,298
	Thai Life Insurance PCL	2,448,600	756,758
	Thai Nakarin Hospital PCL	168,000	165,789
#	Thai Oil PCL	3,869,489	4,084,987
*	Thai Reinsurance PCL	8,794,100	102,257
	Thai Stanley Electric PCL (STANLY/F TB), Class F	231,200	1,315,887
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	7,500	42,687
#	Thai Union Group PCL	9,594,860	3,258,964
	Thai Vegetable Oil PCL	3,470,257	2,410,491
	Thai Wah PCL	4,164,200	272,686
*	Thaicom PCL	4,237,800	1,121,694
#	Thaifoods Group PCL	10,502,626	1,587,606
	Thanachart Capital PCL	1,058,300	1,594,898
#*	Thonburi Healthcare Group PCL	1,258,200	344,580
#	Thoresen Thai Agencies PCL	10,015,000	1,336,151
	TIDLOR Holdings PCL	3,981,853	2,132,265
	Tipco Asphalt PCL (TASCO/F TB)	3,085,590	1,406,833
	TIPCO Foods PCL	1,384,300	368,525
	Tisco Financial Group PCL (TISCO/F TB)	870,100	2,642,516
	Tisco Financial Group PCL (TISCOR TB), NVDR	90	273
	TKS Technologies PCL	2,077,972	365,616
#	TMBThanachart Bank PCL	56,078,683	3,311,868
	TMT Steel PCL	2,855,800	288,376
	TOA Paint Thailand PCL	2,134,899	914,583
#	TPI Polene PCL	48,531,460	1,366,247
	TPI Polene Power PCL	15,137,340	1,028,302
#	TQM Alpha PCL	1,138,196	529,393
	Triple i Logistics PCL	352,900	51,402

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	True Corp. PCL	42,384,284	$13,488,267
#	TTW PCL	6,182,000	1,693,051
	Union Auction PCL	1,622,000	327,576
#	Unique Engineering & Construction PCL	5,285,405	475,492
	United Paper PCL	2,154,200	500,977
	Univanich Palm Oil PCL	5,283,100	1,568,117
	Vanachai Group PCL	5,890,840	349,701
#*	VGI PCL	13,009,000	835,952
	WHA Corp. PCL	22,243,300	2,436,689
#	WHA Utilities & Power PCL	4,484,362	469,294
*	Workpoint Entertainment PCL	884,180	112,552
#*	Xspring Capital PCL	26,075,833	422,894
TOTAL THAILAND			434,494,216
TURKEY — (0.9%)
*	Adese Alisveris Merkezleri Ticaret AS	6,407,110	2,415,478
	Agesa Hayat ve Emeklilik AS	307,731	1,317,358
	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	371,001	269,444
	Akbank TAS	11,333,136	18,789,863
	Akcansa Cimento AS	289,852	1,015,920
*	Akenerji Elektrik Uretim AS	1,094,253	326,985
*	Akfen Yenilenebilir Enerji AS	818,569	363,727
	Aksa Akrilik Kimya Sanayii AS	7,976,069	1,866,739
#*	Aksa Enerji Uretim AS	1,259,081	1,232,197
*	Aksigorta AS	3,421,294	611,093
#	Alarko Holding AS	1,090,824	2,518,165
	Albaraka Turk Katilim Bankasi AS	17,445,925	3,899,794
*	Alcatel-Lucent Teletas Telekomunikasyon AS	1,192	3,531
	Alfa Solar Enerji Sanayi VE Ticaret AS	136,992	157,383
*	Alkim Alkali Kimya AS	935,770	416,569
	Anadolu Anonim Turk Sigorta Sirketi	1,346,833	3,296,114
	Anadolu Efes Biracilik Ve Malt Sanayii AS	4,785,090	1,783,769
	Anadolu Hayat Emeklilik AS	543,905	1,186,994
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	129,488	203,787
		Shares	Value»
TURKEY — (Continued)
#*	Arcelik AS	325,658	$1,001,984
	ARD Grup Bilisim Teknolojileri AS	1,002,909	772,005
*	Arena Bilgisayar Sanayi ve Ticaret AS	59,805	58,801
	Aselsan Elektronik Sanayi Ve Ticaret AS	1,207,107	5,551,813
#	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	912,035	2,345,675
	Aydem Yenilenebilir Enerji AS	671,729	301,838
	Aygaz AS	349,888	1,406,871
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	22,624	19,950
*	Baticim Bati Anadolu Cimento Sanayii AS	12,819,810	1,432,850
*	BatiSoke Soke Cimento Sanayii TAS	1,317,356	449,711
*	Bera Holding AS	5,378,612	2,212,988
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	1,040,753	390,773
#	BIM Birlesik Magazalar AS	286,459	3,741,409
*	Biotrend Cevre VE Enerji Yatirimlari AS	732,821	383,185
*	Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS	418,650	168,544
	Bogazici Beton Sanayi Ve Ticaret AS	677,027	357,600
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	48,426	429,368
	Borusan Yatirim ve Pazarlama AS	5,752	295,539
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	7,074	29,981
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	152,406	291,188
	Bursa Cimento Fabrikasi AS	5,085,858	940,447
*	Can2 Termik AS	10,405,624	460,914

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Celebi Hava Servisi AS	17,928	$741,798
*	Cemas Dokum Sanayi AS	1,693,587	345,117
	Cemtas Celik Makina Sanayi Ve Ticaret AS	1,609,337	442,100
*	Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS	2,895	164,793
#	Cimsa Cimento Sanayi VE Ticaret AS	1,232,524	1,564,488
#	Coca-Cola Icecek AS	2,569,534	3,206,951
*	Deva Holding AS	229,627	366,503
	Dogan Sirketler Grubu Holding AS	6,941,612	2,714,720
	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	12,638	2,308
	Dogus Otomotiv Servis ve Ticaret AS	590,191	2,671,295
	Eczacibasi Yatirim Holding Ortakligi AS	85,075	404,970
	EGE Endustri VE Ticaret AS	3,709	718,694
	EGE Gubre Sanayii AS	336,669	836,543
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	859,769	1,050,753
*	Emek Elektrik Endustrisi AS	53,270	106,218
Ω	Enerjisa Enerji AS	703,788	1,121,091
	Enerya Enerji AS	1,200,628	253,146
#	Enka Insaat ve Sanayi AS	2,194,936	3,748,083
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	92,552	385,728
#*	Eregli Demir ve Celik Fabrikalari TAS	3,791,356	2,486,342
	Escar Turizm Tasimacilik Ticaret AS	665,193	762,310
*	Esenboga Elektrik Uretim AS	459,956	1,078,893
	Europap Tezol Kagit Sanayi VE Ticaret AS	492,807	194,638
		Shares	Value»
TURKEY — (Continued)
*	Europen Endustri Insaat Sanayi VE Ticaret AS	6,155,628	$1,005,019
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	174,814	133,842
#	Ford Otomotiv Sanayi AS	563,270	1,318,439
	Galata Wind Enerji AS	78,962	50,506
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	60,098	274,907
	Gentas Genel Metal Sanayi ve Ticaret AS	67,974	39,889
	Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	61,612	184,880
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	333,707	409,961
	Global Yatirim Holding AS	15,717,855	3,451,267
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	397,520	253,775
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	95,322	824,202
*	Goodyear Lastikleri TAS	205,803	91,380
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,430,960	776,556
*	GSD Holding AS	7,991,502	835,430
*	Gubre Fabrikalari TAS	68,432	418,392
*	Hitit Bilgisayar Hizmetleri AS	261,415	289,773
*	HUN Yenilenebilir Enerji Uretim AS	649,995	71,562
*	Ihlas Holding AS	5,203,916	346,489
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	4,029,028	744,747
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	470,364	630,741
*	Is Finansal Kiralama AS	4,278,335	1,871,012

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Is Yatirim Menkul Degerler AS	2,772,022	$2,854,069
*	Isiklar Enerji ve Yapi Holding AS	3,588,618	1,134,307
*	Izdemir Enerji Elektrik Uretim AS	3,447,000	662,198
*	Izmir Demir Celik Sanayi AS	4,578,613	648,846
*	Izmir Firca Sanayi ve Ticaret AS	13,343	58,473
	Jantsa Jant Sanayi Ve Ticaret AS	624,616	335,439
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	674,063	485,762
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	2,003,435	1,949,755
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	6,910,355	4,696,329
*	Karsan Otomotiv Sanayii Ve Ticaret AS	1,230,120	304,731
*	Kartonsan Karton Sanayi ve Ticaret AS	27,238	58,273
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	16,482,182	1,029,514
*	Kayseri Seker Fabrikasi AS	76,481	39,877
	Kervan Gida Sanayi Ve Ticaret AS	4,500,922	238,135
	Kiler Holding AS	86,480	132,393
	KOC Holding AS	2,000,948	8,814,935
	Kocaer Celik Sanayi Ve Ticaret AS	1,956,767	709,674
	Kontrolmatik Enerji Ve Muhendislik AS	260,198	162,594
*	Konya Cimento Sanayii AS	4,804	690,566
#*	Kordsa Teknik Tekstil AS	311,684	471,562
*	Koza Anadolu Metal Madencilik Isletmeleri AS	380,012	696,309
#	LDR Turizm AS	282,510	1,590,393
	Logo Yazilim Sanayi Ve Ticaret AS	377,589	1,487,514
		Shares	Value»
TURKEY — (Continued)
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	1,011,043	$433,267
*	Loras Holding AS	2,960,304	406,895
*	Margun Enerji Uretim Sanayi VE Ticaret AS	636,563	686,231
	Matriks Bilgi Dagitim Hizmetleri AS	19,447	12,065
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	3,146,574	3,271,039
*	Mega Metal Sanayi VE Ticaret AS	79,385	57,948
#*	MIA Teknoloji AS	1,767,732	1,563,919
#	Migros Ticaret AS	107,821	1,390,480
*Ω	MLP Saglik Hizmetleri AS	374,006	3,514,797
*	Naturel Yenilenebilir Enerji Ticaret AS	270,745	313,408
	Naturelgaz Sanayi ve Ticaret AS	760,179	205,994
*	NET Holding AS	1,414,526	1,790,125
	Nuh Cimento Sanayi AS	283,836	1,630,468
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	7,940,165	1,065,688
*	Orge Enerji Elektrik Taahhut AS	330,863	616,743
*	Ostim Endustriyel Yatirimlar Ve Isletme AS	1,685,859	161,361
*	Otokar Otomotiv Ve Savunma Sanayi AS	51,372	698,024
*	Oyak Cimento Fabrikalari AS	3,833,869	2,253,398
*	Oyak Yatirim Menkul Degerler AS	374,021	343,279
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	153,163	148,207
*	Pegasus Hava Tasimaciligi AS	873,618	5,411,194
*	Peker Gayrimenkul Yatirim Ortakligi AS	8,592,910	1,139,429
	Penta Teknoloji Urunleri Dagitim Ticaret AS	76,752	29,585
#*	Petkim Petrokimya Holding AS	2,664,681	1,120,713
*	Polisan Holding AS	2,894,168	289,040

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Politeknik Metal Sanayi ve Ticaret AS	1,897	$317,969
*	Qua Granite Hayal	2,315,765	391,632
*	Ral Yatirim Holding AS	874,225	2,689,002
*	Reysas Tasimacilik ve Lojistik Ticaret AS	2,992,582	1,253,699
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	2,566,755	1,255,988
#*	Sasa Polyester Sanayi AS	3,296,986	253,000
	SDT Uzay VE Savunma Teknolojileri AS	31,838	141,093
	Sekerbank Turk AS	16,713,823	2,404,619
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	527,149	1,326,564
	Sok Marketler Ticaret AS	1,220,459	1,120,326
	SUN Tekstil Sanayi Ve Ticaret AS	489,914	497,659
	Suwen Tekstil Sanayi Pazarlama AS	1,244,775	324,659
*	Tapdi Oksijen Ozel Saglik Hizmetleri Sanayi VE Ticaret AS	33,240	45,780
*	Tatlipinar Enerji Uretim AS	313,419	379,623
*	TAV Havalimanlari Holding AS	527,960	3,190,216
*	Tekfen Holding AS	2,194,636	5,828,211
*	Teknosa Ic Ve Dis Ticaret AS	72,884	42,183
#	Tofas Turk Otomobil Fabrikasi AS	440,404	2,496,744
*	Tukas Gida Sanayi ve Ticaret AS	15,022,247	997,323
*	Tumosan Motor ve Traktor Sanayi AS	345,608	1,020,525
#*	Turk Altin Isletmeleri AS	798,685	448,719
	Turk Hava Yollari AO	1,661,642	11,763,824
*	Turk Ilac VE Serum Sanayi AS	37,255	19,505
*	Turk Telekomunikasyon AS	2,326,620	3,118,800
#	Turk Traktor ve Ziraat Makineleri AS	91,970	1,336,711
	Turkcell Iletisim Hizmetleri AS	3,133,392	7,183,576
		Shares	Value»
TURKEY — (Continued)
	Turkiye Garanti Bankasi AS	2,048,140	$7,180,606
	Turkiye Is Bankasi AS, Class C	26,058,433	9,486,334
	Turkiye Petrol Rafinerileri AS	3,708,983	15,409,463
	Turkiye Sigorta AS	7,712,387	1,878,005
#*	Turkiye Sinai Kalkinma Bankasi AS	16,384,947	5,545,413
#	Turkiye Sise ve Cam Fabrikalari AS	2,125,697	1,919,990
#*	Turkiye Vakiflar Bankasi TAO, Class D	11,268,172	7,976,980
#	Ulker Biskuvi Sanayi AS	945,371	2,548,244
*	Ulusoy Un Sanayi ve Ticaret AS	822,040	158,080
*	Usak Seramik Sanayii AS	2,987,425	345,511
*	Vakif Finansal Kiralama AS	16,232,169	1,324,739
	Vestel Beyaz Esya Sanayi ve Ticaret AS	3,132,944	804,641
#*	Vestel Elektronik Sanayi ve Ticaret AS	1,028,555	963,371
#*	Yapi ve Kredi Bankasi AS	13,905,693	11,500,314
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	949,164	645,376
*	Yayla Agro Gida Sanayi VE Nakliyat AS	1,735,023	440,371
*	YEO Teknoloji Enerji VE Endustri AS	619,090	627,217
	Ziraat Gayrimenkul Yatirim Ortakligi AS	1,131,674	673,284
*	Zorlu Enerji Elektrik Uretim AS	11,609,650	959,379
TOTAL TURKEY			282,148,808
UNITED ARAB EMIRATES — (1.7%)
	Abu Dhabi Commercial Bank PJSC	8,888,324	39,331,673
	Abu Dhabi Islamic Bank PJSC	6,729,319	44,184,380
	Abu Dhabi National Hotels	7,217,357	980,353
	Abu Dhabi National Insurance Co. PSC	130,367	255,326

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi National Oil Co. for Distribution PJSC	9,458,903	$9,548,917
*	Abu Dhabi Ports Co. PJSC	2,245,430	2,542,901
	Abu Dhabi Ship Building Co. PJSC	435,036	945,659
	ADNOC Drilling Co. PJSC	6,930,773	11,018,336
	ADNOC Logistics & Services	65,043	82,458
	Agility Global PLC	4,861,133	1,559,869
	Agthia Group PJSC	2,164,648	2,512,101
	Air Arabia PJSC	17,773,379	17,967,548
	Ajman Bank PJSC	8,432,300	3,390,967
*	AL Seer Marine Supplies & Equipment Co. LLC	942,379	995,300
	Aldar Properties PJSC	5,419,426	14,004,530
	Alpha Dhabi Holding PJSC	327,178	1,107,454
	Amanat Holdings PJSC	7,942,854	2,548,147
	Americana Restaurants International PLC - Foreign Co.	1,693,142	989,784
*	Amlak Finance PJSC	8,588,913	3,947,596
*	Apex Investment Co. PSC	2,358,994	2,490,711
*††	Arabtec Holding PJSC	1,809,860	0
*	Bank of Sharjah	100,232	46,089
	Burjeel Holdings PLC	5,384,793	2,121,250
	Dana Gas PJSC	37,756,658	7,871,791
	Deyaar Development PJSC	11,438,161	3,232,035
	Dubai Electricity & Water Authority PJSC	5,349,941	4,028,226
	Dubai Financial Market PJSC	9,006,064	4,284,548
	Dubai Investments PJSC	12,953,692	10,411,156
	Dubai Islamic Bank PJSC	15,283,081	41,448,654
	Emaar Development PJSC	8,044,189	32,827,858
	Emaar Properties PJSC	22,537,337	93,333,886
	Emirates Central Cooling Systems Corp.	5,038,185	2,372,539
	Emirates Driving Co.	401,524	324,484
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emirates Integrated Telecommunications Co. PJSC	1,216,353	$3,308,727
	Emirates NBD Bank PJSC	5,334,526	38,820,631
*	Emirates Reem Investments PJSC	46,142	35,855
	Emirates Telecommunications Group Co. PJSC	6,775,982	34,940,199
*	EMSTEEL Building Materials PJSC	10,561,775	3,785,906
*	Eshraq Investments PJSC	7,961,615	1,156,829
	Fertiglobe PLC	7,133,017	5,040,972
	First Abu Dhabi Bank PJSC	7,609,855	37,228,143
*	Ghitha Holding PJSC	143,672	988,631
*	Gulf Navigation Holding PJSC	1,112,100	1,816,637
*	Gulf Pharmaceutical Industries PSC	1,283,076	499,451
*	International Holding Co. PJSC	16,916	1,847,075
*	Manazel PJSC	8,913,842	840,644
*	Multiply Group PJSC	12,305,787	9,193,675
	National Central Cooling Co. PJSC	315,138	249,204
*	National Corp. for Tourism & Hotels	311,843	176,478
	NMDC Group PJSC	8,932	60,648
	Palms Sports PrJSC	144,639	303,978
*	Presight AI Holding PLC	1,140,104	1,183,443
*	RAK Properties PJSC	11,015,628	4,604,566
	Ras Al Khaimah Ceramics PJSC	3,443,302	2,417,693
	Salik Co. PJSC	4,884,138	8,500,421
	Sharjah Islamic Bank	1,752,797	1,439,966
*	Shuaa Capital PSC	7,835,158	539,063
*	Space42 PLC	2,170,241	1,284,775
	Taaleem Holdings PJSC	432,302	494,168
	TECOM Group PJSC	849,755	790,198
*	Union Properties PJSC	17,009,230	4,039,315
TOTAL UNITED ARAB EMIRATES			528,293,817
TOTAL COMMON STOCKS			30,166,964,653
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.8%)
	Alpargatas SA, 1.243%	790,460	1,208,372

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Banco ABC Brasil SA, 9.013%	737,378	$2,843,084
Ω	Banco BMG SA, 11.606%	975,364	600,942
	Banco Bradesco SA, 8.012%	6,466,753	17,935,133
	Banco do Estado do Rio Grande do Sul SA, 9.977%	1,608,873	3,151,921
	Banco Mercantil do Brasil SA, 3.103%	17,404	120,253
	Banco Pan SA, 3.100%	1,193,101	1,659,822
	Banco Pine SA, 8.636%	310,460	335,435
	Centrais Eletricas Brasileiras SA, 4.729%	323,377	2,361,997
	Centrais Eletricas de Santa Catarina SA, 8.789%	65,563	1,222,029
	Cia de Ferro Ligas da Bahia FERBASA, 7.560%	1,543,128	1,824,344
	Cia De Sanena Do Parana, 6.806%	5,317,906	6,277,533
	Cia Energetica de Minas Gerais, 18.528%	5,479,913	10,109,295
	Cia Energetica do Ceara, 4.793%	72,603	365,637
	Cia Paranaense de Energia - Copel Class B, 6.890%	3,838,043	8,129,080
	Energisa SA, 6.629%	2,742	4,285
	Eucatex SA Industria e Comercio, 4.174%	247,800	779,748
	Gerdau SA, 3.801%	1,913,073	5,753,346
	Isa Energia Brasil SA, 10.895%	705,895	2,731,781
	Itau Unibanco Holding SA, 7.121%	5,148,488	32,327,747
	Marcopolo SA, 6.961%	4,141,425	6,109,093
	Petroleo Brasileiro SA - Petrobras, 10.499%	22,001,222	128,245,999
	Raizen SA, 0.705%	5,626,827	1,426,917
	Randon SA Implementos e Participacoes, 3.602%	1,783,426	2,264,496
	Schulz SA, 7.630%	781,878	703,747
	Taurus Armas SA, 3.791%	499,492	433,522
		Shares	Value»

BRAZIL — (Continued)
	Track & Field Co. SA, 1.633%	145,162	$377,192
	Unipar Carbocloro SA, 9.164%	503,605	4,943,820
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	3,223,567	2,521,492
TOTAL BRAZIL			246,768,062
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 6.740%	319,716	420,761
	Embotelladora Andina SA, 6.042%	897,867	3,445,204
TOTAL CHILE			3,865,965
COLOMBIA — (0.1%)
*	Banco Davivienda SA	288,022	1,531,717
	Grupo Argos SA, 5.658%	280,213	783,253
	Grupo Aval Acciones y Valores SA, 4.066%	10,193,905	1,407,655
	Grupo Cibest SA, 9.878%	80,974	886,010
	Grupo de Inversiones Suramericana SA, 3.840%	279,773	2,523,866
TOTAL COLOMBIA			7,132,501
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	776,647	548,117
TAIWAN — (0.0%)
	Taishin Financial Holding Co. Ltd.	8,362,593	2,501,984
TOTAL PREFERRED STOCKS			260,816,629
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco BMG SA Rights 08/25/2025	25,482	4,278
*	Cia Energetica do Ceara Rights 08/18/2025	7,876	143
*	Randon SA Implementos e Participacoes Rights 08/19/2025	142,753	2,039
TOTAL BRAZIL			6,460

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»

HONG KONG — (0.0%)
*	Future Mach Ltd. Rights 08/25/2025	177,000	$16,685
INDIA — (0.0%)
*	Inox Wind Ltd. Rights 08/20/2025	72,720	25,403
*	JTEKT India Ltd. Rights 08/12/2025	36,188	8,642
*	Mahindra Logistics Ltd. Rights 08/14/2025	13,029	7,005
*	Spandana Sphoorty Financial Ltd. Rights 08/11/2025	21,941	9,994
TOTAL INDIA			51,044
MALAYSIA — (0.0%)
*	Aurelius Technologies Bhd. Warrants 06/18/2030	399,000	25,727
*	Guan Chong Bhd. Warrants 06/19/2028	257,699	11,782
#*	YTL Corp. Bhd. Warrants 06/02/2028	2,496,099	579,399
TOTAL MALAYSIA			616,908
SOUTH KOREA — (0.0%)
*	LS Marine Solution Co. Ltd. Rights 08/05/2025	27,364	83,860
*	SY Steel Tech, Inc. Rights 09/04/2025	10,747	7,556
TOTAL SOUTH KOREA			91,416
		Shares	Value»

THAILAND — (0.0%)
*	Assetwise PCL	9,090	$0
*	Better World Green PCL Warrants	4,479,216	0
*	Better World Green PCL Warrants 03/13/2026	5,262,594	0
*	Better World Green PCL Warrants 08/13/2025	4,524,645	0
*	Chayo Group PCL Warrants 05/14/2027	370,411	3,514
*	Jasmine International PCL Warrants 10/10/2031	5,434,252	89,795
TOTAL THAILAND			93,309
TOTAL RIGHTS/WARRANTS			875,822
TOTAL INVESTMENT SECURITIES (Cost $18,725,377,095)			30,428,657,104

			Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	37,866,087	437,997,023
TOTAL INVESTMENTS — (100.0%)
(Cost $19,163,359,573)^^			$30,866,654,127
As of July 31, 2025, Emerging Markets Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	778	09/19/25	$237,255,179	$247,958,325	$10,703,146
Total Futures Contracts			$237,255,179	$247,958,325	$10,703,146

Emerging Markets Core Equity 2 Portfolio
CONTINUED
As of July 31, 2025, the value of Rule 144A securities amounted to $1,402,357,083 or 4.6% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$844,592,767	—	—	$844,592,767
Chile	118,858,867	$1,425,894	—	120,284,761
China	585,560,856	7,671,558,228	$1,487,067	8,258,606,151
Colombia	26,966,714	4,371,434	—	31,338,148
Czech Republic	—	40,945,019	—	40,945,019
Egypt	146,990	9,820,764	—	9,967,754
France	2,176,284	—	—	2,176,284
Greece	—	171,256,964	—	171,256,964
Hong Kong	32,945	881,001	—	913,946
Hungary	—	72,819,782	—	72,819,782
India	212,194,472	5,497,701,874	—	5,709,896,346
Indonesia	6,451,963	398,672,767	468,475	405,593,205
Kuwait	—	119,867,154	453,335	120,320,489
Malaysia	—	427,614,702	214	427,614,916
Mexico	627,041,300	2,422,998	—	629,464,298
Peru	32,233,698	—	12	32,233,710
Philippines	2,720,740	170,437,455	33,655	173,191,850
Poland	—	379,157,629	—	379,157,629
Qatar	—	228,554,436	—	228,554,436
Saudi Arabia	616,815	967,302,783	—	967,919,598
South Africa	142,098,968	827,872,242	—	969,971,210
South Korea	64,314,710	3,365,635,673	1,627,904	3,431,578,287
Taiwan	567,706,146	5,325,808,938	115,178	5,893,630,262
Thailand	5,346,606	429,147,610	—	434,494,216
Turkey	—	282,148,808	—	282,148,808
United Arab Emirates	—	528,293,817	—	528,293,817
Preferred Stocks
Brazil	246,768,062	—	—	246,768,062
Chile	3,445,204	420,761	—	3,865,965
Colombia	7,132,501	—	—	7,132,501
Philippines	—	548,117	—	548,117
Taiwan	2,501,984	—	—	2,501,984
Rights/Warrants
Brazil	—	6,460	—	6,460
Hong Kong	—	16,685	—	16,685
India	—	51,044	—	51,044
Malaysia	—	616,908	—	616,908
South Korea	—	91,416	—	91,416
Thailand	—	93,309	—	93,309
Securities Lending Collateral	—	437,997,023	—	437,997,023
Total Investments in Securities	$3,498,908,592	$27,363,559,695	$4,185,840˂˃	$30,866,654,127
Financial Instruments
Assets
Futures Contracts**	10,703,146	—	—	10,703,146
Total Financial Instruments	$10,703,146	—	—	$10,703,146
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets Core Equity 2 Portfolio
CONTINUED
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Large Cap Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (9.9%)
	Alphabet, Inc. (GOOG US), Class C	208,668	$40,243,711
	Alphabet, Inc. (GOOGL US), Class A	216,264	41,501,062
	AT&T, Inc.	293,234	8,037,544
*	Charter Communications, Inc., Class A	10,543	2,839,862
	Comcast Corp., Class A	197,002	6,546,376
	Electronic Arts, Inc.	16,984	2,589,890
	Fox Corp. (FOX US), Class B	18,147	928,038
	Fox Corp. (FOXA US), Class A	17,570	979,703
	Interpublic Group of Cos., Inc.	2,718	66,863
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	1,915	172,580
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	11,140	1,117,899
*	Live Nation Entertainment, Inc.	12,130	1,791,601
	Meta Platforms, Inc., Class A	93,823	72,566,461
*	Netflix, Inc.	12,864	14,914,522
	News Corp. (NWS US), Class B	17,510	585,184
	News Corp. (NWSA US), Class A	26,425	774,781
	Omnicom Group, Inc.	15,656	1,128,015
*	Pinterest, Inc., Class A	32,032	1,236,435
*	Reddit, Inc., Class A	2,993	480,646
*	ROBLOX Corp., Class A	11,726	1,615,726
*	Snap, Inc., Class A	57,338	540,697
*	Spotify Technology SA	3,689	2,311,306
*	Take-Two Interactive Software, Inc.	6,769	1,507,659
	TKO Group Holdings, Inc.	3,615	607,356
	T-Mobile U.S., Inc.	25,495	6,078,263
*	Trade Desk, Inc., Class A	12,538	1,090,304
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Verizon Communications, Inc.	211,370	$9,038,181
	Walt Disney Co.	45,763	5,450,831
*	Warner Bros Discovery, Inc.	106,113	1,397,508
	Warner Music Group Corp., Class A	12,595	368,530
TOTAL COMMUNICATION SERVICES			228,507,534
CONSUMER DISCRETIONARY — (10.0%)
*	Airbnb, Inc., Class A	12,253	1,622,420
*	Amazon.com, Inc.	359,350	84,127,428
*	Aptiv PLC	9,048	621,055
*	AutoZone, Inc.	854	3,218,196
	Best Buy Co., Inc.	10,295	669,793
	Booking Holdings, Inc.	1,260	6,935,116
*	Burlington Stores, Inc.	4,681	1,277,726
*	CarMax, Inc.	784	44,382
*	Carnival Corp.	52,192	1,553,756
*	Carvana Co.	8,228	3,210,319
*	Chewy, Inc., Class A	7,542	276,791
*	Chipotle Mexican Grill, Inc.	69,003	2,958,849
*	Coupang, Inc.	53,365	1,570,532
	Darden Restaurants, Inc.	8,012	1,615,780
*	Deckers Outdoor Corp.	5,143	546,032
	Dick's Sporting Goods, Inc.	3,406	720,403
	Domino's Pizza, Inc.	2,676	1,239,550
*	DoorDash, Inc., Class A	4,553	1,139,388
	DR Horton, Inc.	22,951	3,278,321
*	DraftKings, Inc., Class A	22,508	1,013,760
*	Duolingo, Inc.	1,802	624,483
	eBay, Inc.	39,840	3,655,320
	Expedia Group, Inc.	8,564	1,543,404
*	Flutter Entertainment PLC	4,432	1,339,616
	Ford Motor Co.	313,381	3,469,128
	Garmin Ltd.	11,932	2,610,244
	General Motors Co.	84,429	4,503,443
	Genuine Parts Co.	10,835	1,396,415
	Hilton Worldwide Holdings, Inc.	16,008	4,291,425
	Home Depot, Inc.	42,583	15,649,678
	Las Vegas Sands Corp.	45,897	2,405,003

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lennar Corp. (LEN US), Class A	12,437	$1,395,183
	Lennar Corp. (LENB US), Class B	921	98,713
	Lowe's Cos., Inc.	20,972	4,688,710
*	Lululemon Athletica, Inc.	9,056	1,816,000
	Marriott International, Inc., Class A	8,546	2,254,691
	McDonald's Corp.	27,487	8,248,024
	NIKE, Inc., Class B	54,384	4,061,941
*	NVR, Inc.	224	1,691,086
*	O'Reilly Automotive, Inc.	33,030	3,247,510
	Penske Automotive Group, Inc.	5,548	928,791
	Pool Corp.	337	103,843
	PulteGroup, Inc.	15,409	1,739,984
	Ralph Lauren Corp.	973	290,684
*	Rivian Automotive, Inc., Class A	87,798	1,129,960
	Ross Stores, Inc.	25,009	3,414,729
	Royal Caribbean Cruises Ltd.	17,184	5,462,278
*	SharkNinja, Inc.	3,660	424,926
	Starbucks Corp.	41,950	3,740,262
	Tapestry, Inc.	14,717	1,589,877
*	Tesla, Inc.	36,130	11,137,795
	TJX Cos., Inc.	44,806	5,579,691
	Tractor Supply Co.	35,424	2,017,397
*	Ulta Beauty, Inc.	3,474	1,789,145
	Williams-Sonoma, Inc.	8,619	1,612,184
	Yum! Brands, Inc.	18,076	2,605,655
TOTAL CONSUMER DISCRETIONARY			230,196,815
CONSUMER STAPLES — (5.9%)
	Albertsons Cos., Inc., Class A	35,343	679,293
	Altria Group, Inc.	70,246	4,351,037
	Archer-Daniels-Midland Co.	22,372	1,212,115
*	BJ's Wholesale Club Holdings, Inc.	8,934	946,111
	Brown-Forman Corp. (BF/A US), Class A	2,905	83,199
	Brown-Forman Corp. (BFB US), Class B	1,939	55,940
	Casey's General Stores, Inc.	3,045	1,583,796
	Church & Dwight Co., Inc.	14,495	1,359,196
	Clorox Co.	7,757	973,969
	Coca-Cola Co.	165,359	11,226,223
	Colgate-Palmolive Co.	32,949	2,762,774
	Conagra Brands, Inc.	10,675	194,926
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Constellation Brands, Inc., Class A	13,185	$2,202,422
	Costco Wholesale Corp.	17,884	16,804,522
	Dollar General Corp.	6,025	632,023
	Estee Lauder Cos., Inc., Class A	18,709	1,746,298
	General Mills, Inc.	40,614	1,989,274
	Hershey Co.	11,726	2,182,560
	Hormel Foods Corp.	39,804	1,118,094
	J.M. Smucker Co.	2,063	221,442
	Kenvue, Inc.	176,688	3,788,191
	Keurig Dr. Pepper, Inc.	70,006	2,285,696
	Kimberly-Clark Corp.	27,957	3,484,001
	Kraft Heinz Co.	60,412	1,658,914
	Kroger Co.	61,863	4,336,596
	McCormick & Co., Inc. (MKC US)	11,980	846,147
	McCormick & Co., Inc. (MKC/V US)	210	14,855
	Mondelez International, Inc., Class A	41,878	2,709,088
*	Monster Beverage Corp.	56,520	3,320,550
	PepsiCo, Inc.	58,228	8,030,806
*	Performance Food Group Co.	1,494	149,998
	Philip Morris International, Inc.	64,444	10,572,038
	Primo Brands Corp.	12,846	354,678
	Procter & Gamble Co.	108,436	16,316,365
*	Sprouts Farmers Market, Inc.	6,991	1,059,416
	Sysco Corp.	39,264	3,125,414
	Target Corp.	24,996	2,512,098
	Tyson Foods, Inc., Class A	21,893	1,145,004
*	U.S. Foods Holding Corp.	20,207	1,683,849
	Walmart, Inc.	169,632	16,620,543
TOTAL CONSUMER STAPLES			136,339,461
ENERGY — (3.9%)
	Baker Hughes Co.	72,095	3,247,880
	Cheniere Energy, Inc.	16,297	3,844,136
	Chevron Corp.	86,118	13,058,933
	ConocoPhillips	47,734	4,550,960
	Coterra Energy, Inc.	44,880	1,094,623
	Devon Energy Corp.	53,804	1,787,369
	Diamondback Energy, Inc.	14,811	2,201,803
	EOG Resources, Inc.	29,114	3,494,262
	EQT Corp.	31,137	1,673,614
	Expand Energy Corp.	15,700	1,645,046
	Exxon Mobil Corp.	194,341	21,696,229
	Halliburton Co.	68,568	1,535,923

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Kinder Morgan, Inc.	117,037	$3,284,058
	Marathon Petroleum Corp.	21,814	3,712,525
	Occidental Petroleum Corp.	74,157	3,258,459
	ONEOK, Inc.	35,728	2,933,626
	Phillips 66	21,139	2,612,358
	Schlumberger NV	110,460	3,733,548
	Targa Resources Corp.	14,539	2,419,435
	TechnipFMC PLC	22,503	818,434
	Texas Pacific Land Corp.	1,513	1,464,781
	Valero Energy Corp.	22,300	3,062,013
	Williams Cos., Inc.	40,307	2,416,405
TOTAL ENERGY			89,546,420
FINANCIALS — (13.6%)
*	Affirm Holdings, Inc.	11,718	803,386
	Aflac, Inc.	19,189	1,906,619
	Allstate Corp.	18,896	3,840,612
	American Express Co.	29,340	8,781,755
	American International Group, Inc.	31,704	2,461,182
	Ameriprise Financial, Inc.	7,598	3,937,208
	Aon PLC, Class A	7,695	2,737,188
	Apollo Global Management, Inc.	13,010	1,890,613
	Arch Capital Group Ltd.	27,365	2,355,032
	ARES Management Corp., Class A	9,422	1,748,064
	Arthur J Gallagher & Co.	5,466	1,570,109
	Bank of America Corp.	173,590	8,205,599
	Bank of New York Mellon Corp.	41,283	4,188,160
*	Berkshire Hathaway, Inc., Class B	46,300	21,848,044
	Blackrock, Inc.	3,111	3,440,797
	Blackstone, Inc.	15,760	2,725,850
*	Block, Inc.	24,659	1,905,154
	Brown & Brown, Inc.	17,292	1,579,970
	Capital One Financial Corp.	28,157	6,053,755
	Carlyle Group, Inc.	27,159	1,647,465
	Cboe Global Markets, Inc.	6,406	1,544,102
	Charles Schwab Corp.	56,168	5,489,299
	Chubb Ltd.	9,756	2,595,486
	Cincinnati Financial Corp.	8,366	1,234,069
	Citigroup, Inc.	58,141	5,447,812
	Citizens Financial Group, Inc.	33,760	1,611,027
	CME Group, Inc.	7,702	2,143,313
		Shares	Value†
FINANCIALS — (Continued)
*	Coinbase Global, Inc., Class A	12,854	$4,855,727
	Corebridge Financial, Inc.	53,837	1,914,444
*	Corpay, Inc.	5,208	1,682,444
	East West Bancorp, Inc.	1,417	142,054
	Equitable Holdings, Inc.	23,936	1,229,114
	Erie Indemnity Co., Class A	3,277	1,167,398
	Everest Group Ltd.	1,826	613,171
	FactSet Research Systems, Inc.	2,720	1,095,888
	Fidelity National Financial, Inc.	18,399	1,038,256
	Fidelity National Information Services, Inc.	37,807	3,002,254
	Fifth Third Bancorp	42,773	1,778,074
	First Citizens BancShares, Inc., Class A	686	1,368,405
*	Fiserv, Inc.	17,857	2,481,052
	Global Payments, Inc.	10,987	878,411
	Goldman Sachs Group, Inc.	7,918	5,729,386
	Hartford Insurance Group, Inc.	23,179	2,883,236
	Huntington Bancshares, Inc.	75,475	1,240,054
	Interactive Brokers Group, Inc., Class A	9,200	603,152
	Intercontinental Exchange, Inc.	11,915	2,202,249
	Jack Henry & Associates, Inc.	4,541	771,130
	Jefferies Financial Group, Inc.	2,204	127,083
	JPMorgan Chase & Co.	104,343	30,910,570
	KeyCorp	81,559	1,461,537
	KKR & Co., Inc.	13,319	1,952,299
	Loews Corp.	12,054	1,091,369
	LPL Financial Holdings, Inc.	5,898	2,334,016
	M&T Bank Corp.	8,401	1,585,269
*	Markel Group, Inc.	912	1,831,560
	Marsh & McLennan Cos., Inc.	18,895	3,763,884
	Mastercard, Inc., Class A	34,892	19,765,271
	MetLife, Inc.	46,239	3,511,852
	Moody's Corp.	6,409	3,305,314
	Morgan Stanley	45,991	6,551,878
	Morningstar, Inc.	182	50,316
	MSCI, Inc.	5,056	2,838,236

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Nasdaq, Inc.	25,109	$2,415,988
	Northern Trust Corp.	16,217	2,108,210
*	PayPal Holdings, Inc.	46,353	3,187,232
	PNC Financial Services Group, Inc.	13,503	2,569,216
	Principal Financial Group, Inc.	18,106	1,409,190
	Progressive Corp.	28,504	6,899,108
	Prudential Financial, Inc.	19,921	2,063,417
	Raymond James Financial, Inc.	14,591	2,438,594
	Regions Financial Corp.	65,047	1,647,641
	Reinsurance Group of America, Inc.	3,658	703,982
	RenaissanceRe Holdings Ltd.	3,272	797,517
*	Robinhood Markets, Inc., Class A	49,376	5,088,197
	Rocket Cos., Inc., Class A	2,917	43,084
	S&P Global, Inc.	6,645	3,662,059
*	SoFi Technologies, Inc.	15,240	344,119
	State Street Corp.	20,144	2,251,092
	Synchrony Financial	27,961	1,948,043
	T. Rowe Price Group, Inc.	15,476	1,570,040
*	Toast, Inc., Class A	23,139	1,130,109
	TPG, Inc.	1,100	62,777
	Tradeweb Markets, Inc., Class A	5,189	718,936
	Travelers Cos., Inc.	16,697	4,345,227
	Truist Financial Corp.	67,540	2,952,173
	U.S. Bancorp	64,456	2,897,942
	Unum Group	13,071	938,629
	Visa, Inc., Class A	70,201	24,252,339
	W.R. Berkley Corp.	26,851	1,847,617
	Wells Fargo & Co.	110,486	8,908,486
	Willis Towers Watson PLC	8,478	2,677,437
TOTAL FINANCIALS			313,326,424
HEALTH CARE — (8.3%)
	Abbott Laboratories	57,157	7,212,642
	AbbVie, Inc.	75,789	14,325,637
††	Abiomed, Inc.	2,233	34,857
	Agilent Technologies, Inc.	8,351	958,778
*	Alnylam Pharmaceuticals, Inc.	4,305	1,688,593
	Amgen, Inc.	26,277	7,754,343
	Baxter International, Inc.	36,567	795,698
		Shares	Value†
HEALTH CARE — (Continued)
	Becton Dickinson & Co.	8,195	$1,460,759
*	Biogen, Inc.	6,892	882,176
*	Boston Scientific Corp.	40,369	4,235,515
	Bristol-Myers Squibb Co.	38,620	1,672,632
	Cardinal Health, Inc.	16,264	2,524,498
	Cencora, Inc.	13,910	3,979,373
*	Centene Corp.	23,101	602,243
	Cigna Group	10,516	2,811,768
*	Cooper Cos., Inc.	4,928	348,360
	CVS Health Corp.	31,083	1,930,254
	Danaher Corp.	14,931	2,943,796
*	DaVita, Inc.	5,478	768,947
*	Dexcom, Inc.	9,115	736,219
*	Edwards Lifesciences Corp.	24,393	1,934,609
	Elevance Health, Inc.	7,662	2,168,959
	Eli Lilly & Co.	33,415	24,729,439
*	GE HealthCare Technologies, Inc.	29,436	2,099,375
	Gilead Sciences, Inc.	69,213	7,771,928
*	GRAIL, Inc.	158	5,405
	HCA Healthcare, Inc.	6,892	2,439,699
*	Hologic, Inc.	10,758	718,850
	Humana, Inc.	4,910	1,226,862
*	IDEXX Laboratories, Inc.	5,346	2,856,421
*	Incyte Corp.	6,672	499,666
*	Insmed, Inc.	5,730	614,714
*	Insulet Corp.	4,026	1,161,098
*	Intuitive Surgical, Inc.	4,473	2,151,916
*	IQVIA Holdings, Inc.	13,030	2,421,756
	Johnson & Johnson	122,168	20,125,956
	Labcorp Holdings, Inc.	4,812	1,251,505
	McKesson Corp.	4,822	3,344,250
	Medtronic PLC	32,384	2,922,332
	Merck & Co., Inc.	112,789	8,811,077
*	Mettler-Toledo International, Inc.	1,313	1,619,822
*	Molina Healthcare, Inc.	4,089	645,530
*	Natera, Inc.	5,561	743,283
*	Neurocrine Biosciences, Inc.	2,870	368,020
	Pfizer, Inc.	186,140	4,335,201
	Quest Diagnostics, Inc.	9,146	1,531,132
	Regeneron Pharmaceuticals, Inc.	2,249	1,226,740
	ResMed, Inc.	8,988	2,444,197
	Revvity, Inc.	3,117	273,984
	Royalty Pharma PLC, Class A	20,521	755,173
*	Solventum Corp.	1,931	137,796
	STERIS PLC	6,577	1,489,625
	Stryker Corp.	9,545	3,748,608

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Summit Therapeutics, Inc.	6,105	$160,989
*	Tenet Healthcare Corp.	7,000	1,128,960
	Thermo Fisher Scientific, Inc.	8,063	3,770,904
*	United Therapeutics Corp.	3,500	961,450
	UnitedHealth Group, Inc.	32,461	8,100,967
	Universal Health Services, Inc., Class B	5,543	922,632
*	Veeva Systems, Inc., Class A	7,493	2,129,511
*	Vertex Pharmaceuticals, Inc.	4,391	2,006,116
	Viatris, Inc.	6,755	59,039
*	Waters Corp.	3,884	1,121,544
	West Pharmaceutical Services, Inc.	3,171	758,693
	Zimmer Biomet Holdings, Inc.	14,759	1,352,662
	Zoetis, Inc.	18,027	2,628,156
TOTAL HEALTH CARE			191,343,639
INDUSTRIALS — (10.0%)
	3M Co.	27,150	4,051,323
	AECOM	7,425	837,095
	AMETEK, Inc.	14,174	2,620,064
	Automatic Data Processing, Inc.	16,523	5,113,868
*	Axon Enterprise, Inc.	2,188	1,653,012
*	Boeing Co.	28,766	6,381,449
	Booz Allen Hamilton Holding Corp.	794	85,220
	Broadridge Financial Solutions, Inc.	8,003	1,980,823
*	Builders FirstSource, Inc.	707	89,881
	Carlisle Cos., Inc.	3,641	1,291,499
	Carrier Global Corp.	29,905	2,052,081
	Caterpillar, Inc.	22,473	9,843,623
	CH Robinson Worldwide, Inc.	8,254	951,851
	Cintas Corp.	14,325	3,188,029
	CNH Industrial NV	104,683	1,356,692
	Comfort Systems USA, Inc.	1,531	1,076,752
*	Copart, Inc.	45,370	2,056,622
	CSX Corp.	133,679	4,750,952
	Cummins, Inc.	10,475	3,850,819
	Curtiss-Wright Corp.	619	303,446
*	Dayforce, Inc.	1,877	108,247
	Deere & Co.	13,115	6,877,113
	Delta Air Lines, Inc.	61,654	3,280,609
	Shares	Value†
INDUSTRIALS — (Continued)
Dover Corp.	8,685	$1,573,201
Eaton Corp. PLC	12,725	4,895,562
EMCOR Group, Inc.	3,776	2,369,402
Emerson Electric Co.	18,002	2,619,471
Equifax, Inc.	7,666	1,841,603
Expeditors International of Washington, Inc.	10,813	1,256,903
Fastenal Co.	65,344	3,014,319
FedEx Corp.	11,502	2,570,582
Ferguson Enterprises, Inc.	15,731	3,513,204
Fortive Corp.	18,180	871,367
GE Vernova, Inc.	4,658	3,075,631
General Dynamics Corp.	7,513	2,341,126
General Electric Co.	22,796	6,179,540
Graco, Inc.	13,146	1,104,001
HEICO Corp. (HEI US)	2,731	892,491
HEICO Corp. (HEIA US), Class A	4,226	1,090,688
Honeywell International, Inc.	24,425	5,430,899
Howmet Aerospace, Inc.	22,899	4,116,553
Hubbell, Inc.	4,240	1,854,915
IDEX Corp.	514	84,044
Illinois Tool Works, Inc.	14,740	3,772,998
Ingersoll Rand, Inc.	19,044	1,611,694
Jacobs Solutions, Inc.	9,398	1,333,294
JB Hunt Transport Services, Inc.	6,226	896,855
Johnson Controls International PLC	30,335	3,185,175
L3Harris Technologies, Inc.	9,638	2,648,715
Leidos Holdings, Inc.	8,587	1,370,915
Lennox International, Inc.	2,752	1,675,968
Lockheed Martin Corp.	10,476	4,410,186
Masco Corp.	7,813	532,300
Norfolk Southern Corp.	13,943	3,876,154
Northrop Grumman Corp.	5,271	3,039,311
Old Dominion Freight Line, Inc.	15,042	2,245,019
Otis Worldwide Corp.	26,696	2,287,580
PACCAR, Inc.	35,373	3,493,437
Parker-Hannifin Corp.	4,254	3,113,503
Paychex, Inc.	24,626	3,554,271
Paycom Software, Inc.	1,017	235,476
Pentair PLC	11,449	1,170,088
Quanta Services, Inc.	9,442	3,834,679
Republic Services, Inc.	8,410	1,939,767

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Rockwell Automation, Inc.	7,407	$2,605,116
	Rollins, Inc.	31,352	1,795,529
	RTX Corp.	50,893	8,019,210
	Snap-on, Inc.	4,289	1,377,584
	Southwest Airlines Co.	44,803	1,385,757
	SS&C Technologies Holdings, Inc.	17,512	1,496,926
	Textron, Inc.	1,500	116,655
	Trane Technologies PLC	8,893	3,895,845
	TransDigm Group, Inc.	2,158	3,471,057
	TransUnion	14,345	1,365,501
*	Uber Technologies, Inc.	38,676	3,393,819
	U-Haul Holding Co. (UHAL/B US)	1,390	72,280
	Union Pacific Corp.	27,969	6,208,279
*	United Airlines Holdings, Inc.	29,910	2,641,352
	United Parcel Service, Inc., Class B	36,720	3,163,795
	United Rentals, Inc.	5,598	4,942,698
	Veralto Corp.	12,930	1,355,452
	Verisk Analytics, Inc.	9,744	2,715,750
	Vertiv Holdings Co., Class A	26,102	3,800,451
	Waste Management, Inc.	16,330	3,742,183
	Watsco, Inc. (WSO US)	1,860	838,637
	Westinghouse Air Brake Technologies Corp.	7,851	1,507,785
	Woodward, Inc.	4,300	1,105,444
	WW Grainger, Inc.	3,186	3,311,974
	Xylem, Inc.	12,382	1,790,685
TOTAL INDUSTRIALS			230,843,721
INFORMATION TECHNOLOGY — (31.3%)
	Accenture PLC, Class A	24,301	6,490,797
*	Adobe, Inc.	17,636	6,308,221
*	Advanced Micro Devices, Inc.	29,887	5,269,377
*	Akamai Technologies, Inc.	4,759	363,159
	Amphenol Corp., Class A	44,976	4,790,394
	Analog Devices, Inc.	12,442	2,794,846
	Apple, Inc.	620,152	128,724,951
	Applied Materials, Inc.	30,006	5,402,880
*	AppLovin Corp., Class A	19,638	7,672,567
*	Arista Networks, Inc.	22,175	2,732,403
*	Astera Labs, Inc.	6,298	861,126
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Atlassian Corp., Class A	1,789	$343,094
*	Autodesk, Inc.	10,977	3,327,238
	Bentley Systems, Inc., Class B	11,751	681,323
	Broadcom, Inc.	110,062	32,325,209
*	Cadence Design Systems, Inc.	5,282	1,925,659
	CDW Corp.	6,180	1,077,668
	Cisco Systems, Inc.	133,824	9,110,738
*	Cloudflare, Inc., Class A	6,795	1,411,186
	Cognizant Technology Solutions Corp., Class A	37,272	2,674,639
*	Coherent Corp.	3,083	331,731
	Corning, Inc.	53,351	3,373,917
*	Crowdstrike Holdings, Inc., Class A	2,875	1,306,889
*	Datadog, Inc., Class A	8,263	1,156,655
	Dell Technologies, Inc., Class C	12,420	1,648,010
*	Docusign, Inc.	10,251	775,386
*	Dynatrace, Inc.	17,794	936,142
	Entegris, Inc.	1,087	85,286
*	F5, Inc.	4,247	1,331,095
*	Fair Isaac Corp.	1,468	2,109,105
*	First Solar, Inc.	7,298	1,275,179
*	Flex Ltd.	31,753	1,583,522
*	Fortinet, Inc.	27,151	2,712,385
*	Gartner, Inc.	5,810	1,967,556
	Gen Digital, Inc.	47,596	1,403,606
*	GLOBALFOUNDRIES, Inc.	6,479	242,250
*	GoDaddy, Inc., Class A	9,515	1,537,434
*	Guidewire Software, Inc.	3,630	821,179
	Hewlett Packard Enterprise Co.	91,810	1,899,549
	HP, Inc.	55,326	1,372,085
*	HubSpot, Inc.	1,561	811,174
	International Business Machines Corp.	48,020	12,156,263
	Intuit, Inc.	7,652	6,007,815
	Jabil, Inc.	9,428	2,104,047
*	Keysight Technologies, Inc.	10,346	1,695,813
	KLA Corp.	5,533	4,863,673
	Lam Research Corp.	50,535	4,792,739
*	Manhattan Associates, Inc.	1,874	411,643
	Marvell Technology, Inc.	39,090	3,141,663
	Microchip Technology, Inc.	27,686	1,871,297
	Micron Technology, Inc.	28,571	3,118,239

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Microsoft Corp.	295,102	$157,436,917
*	MongoDB, Inc.	2,042	485,771
	Monolithic Power Systems, Inc.	1,525	1,084,641
	Motorola Solutions, Inc.	7,288	3,199,286
	NetApp, Inc.	15,583	1,622,658
*	Nutanix, Inc., Class A	19,923	1,497,612
	NVIDIA Corp.	990,629	176,202,849
	NXP Semiconductors NV	20,622	4,408,365
*	Okta, Inc.	12,454	1,218,001
*	ON Semiconductor Corp.	23,833	1,343,228
	Oracle Corp.	84,501	21,443,819
*	Palantir Technologies, Inc., Class A	24,007	3,801,508
*	Palo Alto Networks, Inc.	11,054	1,918,974
*	PTC, Inc.	6,064	1,302,608
*	Pure Storage, Inc., Class A	13,608	809,948
	QUALCOMM, Inc.	49,754	7,301,897
*	Ralliant Corp.	6,060	277,063
	Roper Technologies, Inc.	3,799	2,090,970
	Salesforce, Inc.	20,375	5,263,474
*	Samsara, Inc., Class A	9,271	352,576
*	Sandisk Corp.	6,182	265,331
	Seagate Technology Holdings PLC	15,537	2,439,464
*	ServiceNow, Inc.	4,307	4,062,018
	Skyworks Solutions, Inc.	3,214	220,288
*	Snowflake, Inc., Class A	9,473	2,117,215
*	Synopsys, Inc.	2,589	1,640,054
	TE Connectivity PLC	19,065	3,922,624
*	Teledyne Technologies, Inc.	2,427	1,337,325
	Teradyne, Inc.	1,660	178,334
	Texas Instruments, Inc.	37,207	6,736,699
*	Trimble, Inc.	19,100	1,602,299
*	Twilio, Inc., Class A	10,551	1,361,079
*	Tyler Technologies, Inc.	1,930	1,128,201
	VeriSign, Inc.	6,369	1,712,433
	Western Digital Corp.	18,546	1,459,385
*	Workday, Inc., Class A	3,528	809,253
*	Zebra Technologies Corp., Class A	1,632	553,281
*	Zoom Communications, Inc.	13,880	1,027,814
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zscaler, Inc.	4,222	$1,205,634
TOTAL INFORMATION TECHNOLOGY			719,971,698
MATERIALS — (2.3%)
	Air Products & Chemicals, Inc.	10,422	3,000,285
	Amcor PLC	98,822	923,986
	Avery Dennison Corp.	2,673	448,449
	Ball Corp.	20,899	1,196,677
	CF Industries Holdings, Inc.	8,300	770,489
	Corteva, Inc.	36,611	2,640,751
	CRH PLC (CRHCF US)	44,141	4,213,258
	Dow, Inc.	33,742	785,851
	DuPont de Nemours, Inc.	22,261	1,600,566
	Ecolab, Inc.	9,821	2,570,745
	Freeport-McMoRan, Inc.	60,950	2,452,628
	International Flavors & Fragrances, Inc.	10,091	716,764
	International Paper Co.	25,682	1,200,377
	Linde PLC	15,495	7,131,729
	LyondellBasell Industries NV, Class A	17,657	1,022,870
	Martin Marietta Materials, Inc.	2,776	1,595,867
	Newmont Corp.	80,310	4,987,251
	Nucor Corp.	10,248	1,466,181
	Packaging Corp. of America	6,715	1,301,031
	PPG Industries, Inc.	17,260	1,820,930
	Reliance, Inc.	4,458	1,293,399
	RPM International, Inc.	5,943	697,768
	Sherwin-Williams Co.	9,602	3,177,110
	Smurfit WestRock PLC	24,071	1,068,271
	Southern Copper Corp.	3,712	349,522
	Steel Dynamics, Inc.	13,489	1,720,657
	Vulcan Materials Co.	8,330	2,288,001
	Westlake Corp.	2,352	186,514
TOTAL MATERIALS			52,627,927
REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	17,066	2,657,859
*	CoStar Group, Inc.	19,331	1,840,118
*	Zillow Group, Inc. (Z US), Class C	11,891	945,929

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Zillow Group, Inc. (ZG US), Class A	3,273	$251,202
TOTAL REAL ESTATE			5,695,108
UTILITIES — (3.4%)
	Alliant Energy Corp.	20,968	1,363,130
	Ameren Corp.	18,188	1,839,352
	American Electric Power Co., Inc.	38,448	4,350,007
	American Water Works Co., Inc.	13,125	1,840,650
	Atmos Energy Corp.	10,686	1,666,161
	CenterPoint Energy, Inc.	47,708	1,852,025
	CMS Energy Corp.	23,763	1,753,709
	Consolidated Edison, Inc.	25,358	2,624,553
	Constellation Energy Corp.	11,768	4,093,381
	Dominion Energy, Inc.	61,491	3,594,149
	DTE Energy Co.	15,148	2,096,635
	Duke Energy Corp.	29,222	3,554,564
	Edison International	21,551	1,123,238
	Entergy Corp.	31,391	2,838,688
	Evergy, Inc.	16,604	1,175,563
	Eversource Energy	26,822	1,772,934
	Exelon Corp.	73,556	3,305,607
	FirstEnergy Corp.	42,188	1,801,849
	NextEra Energy, Inc.	78,114	5,550,781
	NiSource, Inc.	36,661	1,556,259
	NRG Energy, Inc.	15,987	2,673,026
	Shares	Value†
UTILITIES — (Continued)
PG&E Corp.	119,534	$1,675,867
PPL Corp.	54,021	1,928,009
Public Service Enterprise Group, Inc.	32,269	2,897,434
Sempra	43,317	3,538,133
Southern Co.	41,233	3,895,694
Vistra Corp.	27,325	5,698,356
WEC Energy Group, Inc.	22,685	2,474,480
Xcel Energy, Inc.	43,578	3,200,368
TOTAL UTILITIES		77,734,602
TOTAL COMMON STOCKS Cost ($1,089,952,227)		2,276,133,349

TEMPORARY CASH INVESTMENTS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	5,925,583	5,925,583
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	1,673,470	19,357,032
TOTAL INVESTMENTS — (100.0%)
(Cost $1,115,234,842)^^			$2,301,415,964
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$228,507,534	—	—	$228,507,534
Consumer Discretionary	230,196,815	—	—	230,196,815
Consumer Staples	136,339,461	—	—	136,339,461
Energy	89,546,420	—	—	89,546,420
Financials	313,326,424	—	—	313,326,424
Health Care	191,308,782	—	$34,857	191,343,639
Industrials	230,843,721	—	—	230,843,721
Information Technology	719,971,698	—	—	719,971,698
Materials	52,627,927	—	—	52,627,927
Real Estate	5,695,108	—	—	5,695,108
Utilities	77,734,602	—	—	77,734,602
Temporary Cash Investments	5,925,583	—	—	5,925,583
Securities Lending Collateral	—	$19,357,032	—	19,357,032
Total Investments in Securities	$2,282,024,075	$19,357,032	$34,857˂˃	$2,301,415,964

U.S. Large Cap Equity Portfolio
CONTINUED
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA COMMODITY STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (0.3%)
Federal National Mortgage Association
(r)	SOFR + 0.260%, FRN, 4.580%, 11/05/27	2,500	$2,505,407
BONDS — (43.9%)
AUSTRALIA — (7.5%)
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.680%, FRN, 5.058%, 07/16/27	23,300	23,419,010
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.460%, FRN, 4.816%, 11/27/26	4,400	4,408,897
(r)Ω	SOFR + 0.640%, FRN, 5.008%, 03/14/28	6,500	6,530,745
Glencore Funding LLC
	1.625%, 09/01/25	2,000	1,994,768
(r)Ω	SOFR + 1.060%, FRN, 5.407%, 04/04/27	517	519,399
Macquarie Bank Ltd.
(r)	SOFR + 0.920%, FRN, 5.297%, 07/02/27	5,000	5,043,550
(r)Ω	SOFR + 0.740%, FRN, 5.106%, 06/12/28	1,500	1,504,035
National Australia Bank Ltd., SOFR + 0.620%, FRN
(r)Ω	4.986%, 06/11/27	16,950	17,003,968
Scentre Group Trust 1/Scentre Group Trust 2
Ω	3.250%, 10/28/25	1,000	996,266
Westpac Banking Corp., SOFR + 0.460%, FRN
(r)	4.838%, 10/20/26	15,550	15,572,261
TOTAL AUSTRALIA			76,992,899
CANADA — (1.4%)
Bank of Montreal
(r)	SOFR + 0.950%, FRN, 5.302%, 09/25/25	2,000	2,002,420
		Face Amount^	Value†
		(000)

CANADA — (Continued)
(r)	SOFR + 1.330%, FRN, 5.676%, 06/05/26	2,100	$2,118,065
Canadian Imperial Bank of Commerce
	3.945%, 08/04/25	1,100	1,099,939
(r)	SOFR + 1.220%, FRN, 5.569%, 10/02/26	2,200	2,220,231
Royal Bank of Canada, SOFR + 0.950%, FRN
(r)	5.293%, 01/19/27	3,600	3,625,359
Toronto-Dominion Bank
(r)	SOFR + 1.080%, FRN, 5.424%, 07/17/26	2,900	2,919,909
(r)	SOFR + 0.820%, FRN, 5.618%, 01/31/28	905	907,623
TOTAL CANADA			14,893,546
FRANCE — (0.8%)
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	5.218%, 03/11/27	7,250	7,269,879
Electricite de France SA
	3.625%, 10/13/25	701	699,101
TOTAL FRANCE			7,968,980
GERMANY — (1.6%)
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25	500	498,725
BMW U.S. Capital LLC, SOFR + 0.550%, FRN
(r)Ω	4.899%, 04/02/26	2,000	2,001,506
Daimler Truck Finance North America LLC, SOFR + 0.840%, FRN
(r)Ω	5.184%, 01/13/28	4,830	4,834,574
Deutsche Bank AG
	4.100%, 01/13/26	1,300	1,295,443
Mercedes-Benz Finance North America LLC
Ω	5.375%, 08/01/25	240	240,000
(r)Ω	SOFR + 0.670%, FRN, 5.018%, 01/09/26	3,800	3,804,264
(r)Ω	SOFR + 0.930%, FRN, 5.283%, 03/31/28	1,600	1,605,236

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)

GERMANY — (Continued)
Volkswagen Group of America Finance LLC, SOFR + 0.830%, FRN
(r)Ω	5.181%, 03/20/26	1,700	$1,701,481
TOTAL GERMANY			15,981,229
IRELAND — (0.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	4.450%, 10/01/25	1,724	1,723,066
JAPAN — (1.2%)
NTT Finance Corp., SOFR + 1.080%, FRN
(r)Ω	5.458%, 07/16/28	6,000	6,056,742
Sumitomo Mitsui Financial Group, Inc.
(r)	SOFR + 1.430%, FRN, 5.804%, 01/13/26	830	834,188
(r)	SOFR + 1.300%, FRN, 5.674%, 07/13/26	208	209,637
Sumitomo Mitsui Trust Bank Ltd.
(r)Ω	SOFR + 1.150%, FRN, 5.516%, 09/14/26	1,750	1,766,454
(r)Ω	SOFR + 0.980%, FRN, 5.341%, 09/10/27	3,000	3,030,360
TOTAL JAPAN			11,897,381
NETHERLANDS — (0.5%)
Cooperatieve Rabobank UA
(r)	SOFR + 0.600%, FRN, 4.944%, 01/21/28	5,700	5,712,543
SINGAPORE — (2.0%)
DBS Group Holdings Ltd.
(r)Ω	SOFR + 0.600%, FRN, 4.970%, 03/21/28	20,000	20,065,800
SPAIN — (0.1%)
Banco Santander SA
#	5.147%, 08/18/25	800	799,941
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.0%)
Asian Development Bank, SOFR + 1.000%, FRN
(r)	5.352%, 04/06/27	5,835	5,907,231
		Face Amount^	Value†
		(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development, SOFR + 0.330%, FRN
(r)	4.671%, 02/20/28	10,000	$10,010,569
Inter-American Development Bank, SOFR + 0.350%, FRN
(r)	4.702%, 10/04/27	22,000	22,041,851
International Bank for Reconstruction & Development
(r)	SOFR + 0.270%, FRN, 4.617%, 06/15/27	16,000	16,003,466
(r)	SOFR + 0.430%, FRN, 4.762%, 08/19/27	7,368	7,391,283
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			61,354,400
SWEDEN — (0.5%)
Svenska Handelsbanken AB
(r)Ω	SOFR + 1.250%, FRN, 5.599%, 06/15/26	5,000	5,039,780
SWITZERLAND — (0.8%)
UBS Group AG
Ω	4.125%, 09/24/25	8,185	8,177,151
UNITED KINGDOM — (1.2%)
GlaxoSmithKline Capital PLC, SOFR + 0.500%, FRN
(r)	4.848%, 03/12/27	3,350	3,362,112
NatWest Markets PLC, SOFR + 0.950%, FRN
(r)Ω	5.301%, 03/21/28	9,000	9,051,472
TOTAL UNITED KINGDOM			12,413,584
UNITED STATES — (20.1%)
AEP Texas, Inc.
Ω	3.850%, 10/01/25	500	499,279
Aircastle Ltd.
Ω	5.250%, 08/11/25	580	580,000
American Electric Power Co., Inc.
	1.000%, 11/01/25	1,495	1,481,218
American Express Co.
	4.200%, 11/06/25	1,100	1,099,031

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
(r)	SOFR + 0.760%, FRN, 5.100%, 02/13/26	8,876	$8,892,710
American Honda Finance Corp.
(r)	SOFR + 0.790%, FRN, 5.138%, 10/03/25	1,730	1,731,886
(r)	SOFR + 0.720%, FRN, 5.067%, 10/05/26	1,055	1,056,982
(r)	SOFR + 0.770%, FRN, 5.118%, 03/12/27	440	440,578
	Bank of America Corp.
	3.875%, 08/01/25	160	160,000
	Boeing Co.
	2.600%, 10/30/25	400	397,761
	Boston Properties LP
	3.650%, 02/01/26	400	397,857
	Bunge Ltd. Finance Corp.
	1.630%, 08/17/25	745	743,844
	Cargill, Inc., SOFR + 0.610%, FRN
(r)Ω	4.949%, 02/11/28	3,500	3,500,875
Caterpillar Financial Services Corp.
(r)	SOFR + 0.690%, FRN, 5.035%, 10/16/26	6,500	6,534,182
(r)	SOFR + 0.520%, FRN, 4.861%, 05/14/27	1,066	1,067,671
	Charles Schwab Corp., SOFR + 0.520%, FRN
(r)	4.860%, 05/13/26	7,200	7,203,288
	Chevron USA, Inc., SOFR + 0.470%, FRN
(r)	4.814%, 02/26/28	14,178	14,252,569
	Citibank NA, SOFR + 0.781%, FRN
(r)	5.129%, 05/29/27	1,000	1,004,584
	Consolidated Edison Co. of New York, Inc., SOFR + 0.520%, FRN
(r)	4.861%, 11/18/27	7,600	7,612,115
	Crown Castle, Inc.
	4.450%, 02/15/26	578	577,224
	Devon Energy Corp.
	5.850%, 12/15/25	1,970	1,972,948
	Dow Chemical Co.
	4.550%, 11/30/25	2,000	1,998,710
	DuPont de Nemours, Inc.
	4.493%, 11/15/25	2,212	2,209,513
	eBay, Inc.
	5.900%, 11/22/25	519	520,461
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Entergy Corp.
	0.900%, 09/15/25	200	$199,084
General Electric Co., TSFR3M + 0.642%, FRN
(r)	4.902%, 05/05/26	6,714	6,725,161
General Motors Financial Co., Inc.
	1.250%, 01/08/26	2,620	2,581,340
(r)	SOFR + 1.350%, FRN, 5.689%, 05/08/27	1,600	1,605,974
Georgia-Pacific LLC
Ω	1.750%, 09/30/25	640	637,044
HCA, Inc., SOFR + 0.870%, FRN
(r)	5.217%, 03/01/28	1,500	1,510,549
HSBC USA, Inc., SOFR + 0.960%, FRN
(r)	5.306%, 03/04/27	2,250	2,265,753
Intercontinental Exchange, Inc.
	3.750%, 12/01/25	3,575	3,563,631
John Deere Capital Corp.
(r)	SOFR + 0.440%, FRN, 4.787%, 03/06/26	2,500	2,502,898
(r)	SOFR + 0.500%, FRN, 4.847%, 03/06/28	7,000	7,015,538
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.346%, 12/08/26	5,250	5,289,169
Keurig Dr. Pepper, Inc., SOFR + 0.580%, FRN
(r)	4.924%, 11/15/26	1,500	1,503,550
KeyBank NA
	4.150%, 08/08/25	6,250	6,248,516
Lowe's Cos., Inc.
	4.400%, 09/08/25	5,400	5,397,777
LYB International Finance III LLC
	1.250%, 10/01/25	1,695	1,684,397
Mastercard, Inc., SOFR + 0.440%, FRN
(r)	4.789%, 03/15/28	5,100	5,109,196
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.400%, FRN, 4.747%, 12/03/25	2,000	2,001,168
(r)	SOFR + 0.820%, FRN, 5.169%, 09/16/27	750	752,827

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.912%, 05/20/27	3,750	$3,759,484
	NextEra Energy Capital Holdings, Inc., SOFR + 0.760%, FRN
(r)	5.106%, 01/29/26	7,800	7,818,138
	NiSource, Inc.
	0.950%, 08/15/25	5,700	5,692,535
	NNN REIT, Inc.
	4.000%, 11/15/25	600	598,555
	Oracle Corp.
	5.800%, 11/10/25	2,800	2,808,958
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	1.200%, 11/15/25	3,736	3,697,473
PepsiCo, Inc.
	5.250%, 11/10/25	200	200,404
(r)	SOFR + 0.400%, FRN, 4.740%, 02/13/26	3,020	3,023,372
	Philip Morris International, Inc.
	5.000%, 11/17/25	2,440	2,442,810
	Plains All American Pipeline LP/PAA Finance Corp.
	4.650%, 10/15/25	3,070	3,069,056
	Public Service Enterprise Group, Inc.
	0.800%, 08/15/25	6,300	6,290,555
	Public Storage Operating Co., SOFR + 0.700%, FRN
(r)	5.045%, 04/16/27	10,100	10,118,957
	Realty Income Corp.
	4.625%, 11/01/25	200	199,898
	Royalty Pharma PLC
	1.200%, 09/02/25	1,738	1,732,037
RTX Corp.
	3.950%, 08/16/25	800	799,670
	5.000%, 02/27/26	665	666,236
	Sherwin-Williams Co.
	4.250%, 08/08/25	680	679,932
	T-Mobile USA, Inc.
#	1.500%, 02/15/26	900	885,355
Toyota Motor Credit Corp.
(r)	SOFR + 0.890%, FRN, 5.231%, 05/18/26	1,300	1,305,727
(r)	SOFR + 0.650%, FRN, 5.000%, 03/19/27	7,900	7,914,950
	Truist Financial Corp.
	1.200%, 08/05/25	2,235	2,234,151
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
WEC Energy Group, Inc.
	5.000%, 09/27/25	670	$670,196
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	5.418%, 12/11/26	5,930	5,983,737
Williams Cos., Inc.
	4.000%, 09/15/25	7,698	7,687,953
Zoetis, Inc.
	5.400%, 11/14/25	2,500	2,503,525
TOTAL UNITED STATES			205,312,522
TOTAL BONDS			448,332,822
U.S. TREASURY OBLIGATIONS — (25.6%)
U.S. Treasury Bills
∞	4.269%, 08/07/25	65,000	64,953,760
∞	4.347%, 09/09/25	25,000	24,884,070
∞	4.330%, 09/18/25	30,000	29,829,437
∞	4.103%, 10/30/25	34,000	33,639,642
∞	4.188%, 11/28/25	68,000	67,053,086
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 4.451%, 10/31/25	8,000	8,003,082
(r)	3M USTMMR + 0.245%, FRN, 4.526%, 01/31/26	19,750	19,769,537
(r)	3M USTMMR + 0.150%, FRN, 4.431%, 04/30/26	13,000	13,010,032
TOTAL U.S. TREASURY OBLIGATIONS			261,142,646
COMMERCIAL PAPER — (30.1%)
AUSTRALIA — (0.7%)
Glencore Funding LLC
Ω	4.678%, 09/10/25	4,500	4,476,490
Telstra Group Ltd.
Ω	4.688%, 09/25/25	1,500	1,489,501
Ω	4.633%, 10/31/25	750	741,180
TOTAL AUSTRALIA			6,707,171
CANADA — (4.9%)
Alimentation Couche-Tard, Inc.
Ω	4.650%, 08/28/25	2,400	2,391,315
Canadian National Railway Co.
Ω	4.503%, 09/11/25	1,000	994,790
Ω	4.509%, 09/16/25	7,000	6,959,098
Canadian Natural Resources Ltd.
Ω	4.962%, 08/20/25	1,750	1,745,390
Ω	4.887%, 08/25/25	500	498,352

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Ω	4.986%, 08/25/25	5,000	$4,983,522
Canadian Pacific Railway Co.
Ω	4.696%, 08/26/25	1,750	1,744,207
Magna International, Inc.
Ω	4.587%, 08/26/25	500	498,344
Nutrien Ltd.
Ω	4.642%, 08/29/25	2,500	2,490,693
Ω	4.659%, 08/29/25	3,000	2,988,832
Province of Quebec
Ω	4.465%, 10/08/25	10,000	9,916,893
TELUS Corp.
Ω	5.082%, 09/04/25	1,000	995,134
Ω	5.006%, 09/09/25	1,000	994,433
Ω	5.005%, 10/03/25	750	743,308
Ω	4.979%, 11/05/25	2,750	2,712,895
Ω	5.037%, 01/16/26	1,750	1,708,997
TransCanada PipeLines Ltd.
Ω	4.693%, 08/13/25	4,000	3,993,395
Ω	4.669%, 08/26/25	1,500	1,495,035
Ω	4.634%, 09/03/25	1,750	1,742,428
TOTAL CANADA			49,597,061
DENMARK — (0.0%)
Danske Bank AS
Ω	4.483%, 11/05/25	500	494,089
FRANCE — (0.3%)
Caisse des Depots et Consignations
Ω	4.431%, 08/05/25	3,500	3,497,902
GERMANY — (1.8%)
BASF SE
Ω	4.721%, 08/12/25	750	748,851
Ω	4.720%, 09/30/25	6,750	6,696,572
Ω	4.823%, 11/07/25	2,000	1,974,177
Bayer Corp.
Ω	4.680%, 09/23/25	3,000	2,979,057
VW Credit, Inc.
Ω	4.834%, 08/12/25	3,000	2,995,361
Ω	4.687%, 09/08/25	2,500	2,487,588
TOTAL GERMANY			17,881,606
ITALY — (1.0%)
Enel Finance America LLC
Ω	4.655%, 09/26/25	5,000	4,963,607
Intesa Sanpaolo Funding LLC
	4.800%, 10/14/25	500	495,036
	4.669%, 11/12/25	5,250	5,177,878
TOTAL ITALY			10,636,521
		Face Amount^	Value†
		(000)

SWEDEN — (0.0%)
Swedbank AB
Ω	4.498%, 09/15/25	500	$497,232
UNITED KINGDOM — (1.8%)
BAT International Finance PLC
Ω	4.752%, 08/25/25	1,000	996,816
LSEGA Financing PLC
Ω	4.595%, 08/18/25	4,250	4,240,523
Ω	4.590%, 09/16/25	6,500	6,461,934
Reckitt Benckiser Treasury Services PLC
Ω	4.667%, 08/27/25	6,000	5,979,507
Ω	4.608%, 08/29/25	500	498,162
TOTAL UNITED KINGDOM			18,176,942
UNITED STATES — (19.6%)
Amcor Finance USA, Inc.
Ω	4.729%, 08/27/25	1,500	1,494,845
Amcor Flexibles North America, Inc.
Ω	4.678%, 08/27/25	4,000	3,985,827
Ameren Corp.
	4.633%, 08/18/25	5,000	4,988,640
Archer-Daniels-Midland Co.
Ω	4.457%, 09/02/25	7,500	7,469,998
Avangrid, Inc.
Ω	4.615%, 08/14/25	6,500	6,488,432
Boston Properties LP
Ω	4.825%, 08/04/25	4,750	4,747,587
Ω	4.733%, 09/03/25	1,500	1,493,382
Brown-Forman Corp.
Ω	4.614%, 08/05/25	3,000	2,998,153
Ω	4.577%, 08/06/25	3,500	3,497,412
Campbell's Co.
Ω	4.741%, 08/13/25	500	499,160
Ω	4.645%, 09/11/25	3,500	3,480,939
Charles Schwab Corp.
Ω	4.669%, 11/14/25	2,000	1,974,356
Chevron Phillips Chemical Co. LLC
Ω	4.643%, 09/17/25	7,500	7,455,140
Ω	4.646%, 09/18/25	2,750	2,733,207
CRH America Finance, Inc.
Ω	4.669%, 09/05/25	500	497,709
Ω	4.699%, 09/29/25	7,000	6,946,333
Crown Castle, Inc.
Ω	5.130%, 08/05/25	1,750	1,748,793
Dominion Energy, Inc.
Ω	4.658%, 08/06/25	3,250	3,247,548
Ω	4.672%, 08/13/25	4,250	4,243,013
Duke Energy Corp.
Ω	4.670%, 08/05/25	3,500	3,497,815
Ω	4.680%, 08/13/25	2,000	1,996,734

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
eBay, Inc.
Ω	4.760%, 08/04/25	1,830	$1,829,077
Ω	4.722%, 08/25/25	2,000	1,993,629
Emerson Electric Co.
Ω	4.467%, 10/09/25	2,000	1,983,122
Enbridge U.S., Inc.
Ω	4.635%, 08/29/25	2,000	1,992,620
Ω	4.652%, 08/29/25	3,750	3,736,162
Entergy Corp.
Ω	4.635%, 08/20/25	500	498,726
ERP Operating LP
Ω	4.661%, 08/14/25	7,000	6,987,542
Eversource Energy
Ω	4.748%, 08/06/25	5,000	4,996,143
Experian Finance PLC
Ω	4.576%, 08/11/25	6,500	6,491,155
Ω	4.545%, 08/13/25	1,250	1,247,989
General Motors Financial Co., Inc.
Ω	4.778%, 09/23/25	3,000	2,979,507
Honeywell International, Inc.
Ω	4.607%, 08/19/25	1,250	1,247,147
Ω	4.579%, 08/27/25	500	498,377
Ω	4.567%, 09/24/25	2,000	1,986,663
Ω	4.521%, 10/08/25	5,500	5,453,933
Hubbell, Inc.
Ω	4.684%, 09/02/25	4,000	3,983,599
Marriott International, Inc.
Ω	4.672%, 08/04/25	2,000	1,998,973
Ω	4.611%, 09/10/25	1,000	994,780
Ω	4.639%, 09/10/25	4,500	4,476,509
Mondelez International, Inc.
Ω	4.647%, 08/07/25	5,750	5,744,913
Ω	4.632%, 09/19/25	1,500	1,490,542
National Securities Clearing Corp.
Ω	4.432%, 08/08/25	750	749,280
Ω	4.439%, 08/22/25	1,312	1,308,526
Nestle Finance International Ltd.
Ω	4.470%, 09/04/25	5,000	4,978,935
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
NextEra Energy Capital Holdings, Inc.
Ω	4.698%, 08/22/25	1,500	$1,495,795
Oracle Corp.
Ω	4.662%, 08/21/25	4,000	3,989,354
Ω	4.662%, 08/28/25	500	498,229
Parker-Hannifin Corp.
Ω	4.572%, 08/01/25	500	499,937
Ω	4.606%, 08/12/25	5,000	4,992,391
Ω	4.656%, 08/18/25	2,000	1,995,417
Phillips 66
Ω	4.681%, 08/08/25	1,500	1,498,472
Ω	4.681%, 08/18/25	5,000	4,988,466
PPG Industries, Inc.
	4.670%, 08/14/25	5,000	4,991,111
	4.670%, 08/15/25	2,000	1,996,188
Sanofi SA
Ω	4.459%, 09/04/25	2,000	1,991,574
Ω	4.481%, 09/04/25	5,000	4,978,935
Ω	4.464%, 11/10/25	10,000	9,877,770
Schlumberger Holdings Corp.
Ω	4.482%, 09/24/25	4,000	3,972,571
Walt Disney Co.
Ω	4.456%, 09/22/25	7,000	6,954,965
TOTAL UNITED STATES			199,854,047
TOTAL COMMERCIAL PAPER (Cost $307,389,045)			307,342,571
TOTAL INVESTMENT SECURITIES (Cost $1,018,907,787)			1,019,323,446

		Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	122,391	1,415,697
TOTAL INVESTMENTS — (100.0%)
(Cost $1,020,323,484)^^			$1,020,739,143
As of July 31, 2025, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	150	12/12/25	$3,107,377	$3,103,125	$(4,252)
CBOT Soybean Futures	73	11/14/25	3,733,500	3,610,762	(122,738)
CBOT Soybean Meal Futures	71	12/12/25	2,105,067	1,959,600	(145,467)
CBOT Soybean Oil Futures	83	12/12/25	2,505,302	2,726,052	220,750
CBOT Wheat Futures	63	12/12/25	1,725,364	1,708,875	(16,489)

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
CME Lean Hogs Futures	33	10/14/25	$1,241,228	$1,182,390	$(58,838)
CME Live Cattle Futures	28	10/31/25	2,333,489	2,499,280	165,791
COMEX Copper Futures	31	12/29/25	4,369,549	3,428,212	(941,337)
COMEX Gold 100 Troy Oz. Futures	33	12/29/25	11,192,866	11,050,380	(142,486)
COMEX Silver Futures	18	12/29/25	3,435,718	3,347,190	(88,528)
Ice Brent Crude Oil Futures	64	09/30/25	4,201,230	4,531,200	329,970
Ice Brent Crude Oil Futures	25	11/12/25	1,721,937	1,714,375	(7,562)
KCBT Hard Red Winter Wheat Futures	40	12/12/25	1,086,144	1,089,500	3,356
LME Lead Futures	12	11/17/25	601,637	593,079	(8,558)
LME Lead Futures	18	09/15/25	890,477	878,405	(12,072)
LME Nickel Futures	16	11/17/25	1,447,474	1,437,798	(9,676)
LME Nickel Futures	24	09/15/25	2,226,553	2,136,790	(89,763)
LME Primary Aluminum Futures	62	09/15/25	3,879,898	3,973,983	94,085
LME Primary Aluminum Futures	40	11/17/25	2,609,706	2,567,100	(42,606)
LME Zinc Futures	28	09/15/25	1,862,219	1,933,414	71,195
LME Zinc Futures	19	11/17/25	1,326,060	1,313,931	(12,129)
Nybot Csc ’c’ Coffee Futures	15	12/18/25	1,607,399	1,623,937	16,538
Nybot Csc No. 11 World Sugar Futures	84	09/30/25	1,587,643	1,538,208	(49,435)
NYBOT CTN No. 2 Cotton Futures	29	12/08/25	988,560	975,125	(13,435)
NYMEX Henry Hub Natural Gas Futures	156	10/29/25	5,429,301	5,564,520	135,219
NYMEX Light Sweet Crude Oil Futures	58	10/21/25	3,938,600	3,904,560	(34,040)
NYMEX NY Harbor ULSD Futures	14	10/31/25	1,402,562	1,397,088	(5,474)
NYMEX Reformulated Gasoline Blend Futures	15	10/31/25	1,262,630	1,246,707	(15,923)
Total			$73,819,490	$73,035,586	$(783,904)
Short Position contracts:
LME Lead Futures	(18)	09/15/25	(896,382)	(878,404)	17,978
LME Nickel Futures	(24)	09/15/25	(2,162,481)	(2,136,790)	25,691
LME Primary Aluminum Futures	(62)	09/15/25	(4,004,052)	(3,973,983)	30,069
LME Zinc Futures	(28)	09/15/25	(1,924,600)	(1,933,414)	(8,814)
Total			$(8,987,515)	$(8,922,591)	$64,924
Total Futures Contracts			$64,831,975	$64,112,995	$(718,980)
As of July 31, 2025, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:
Reference Entity*	Counterparty	Notional Amount		Payments made by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)

BNP BPCOENHC Custom Strategy (1)	BNP Paribas	USD	107,480,282	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	10/29/25	—	—	$(3,088,183)	$(3,088,183)
BNP ENHADYNC Custom Strategy (2)	BNP Paribas	USD	98,559,540	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	10/29/25	—	—	(2,456,774)	(2,456,774)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (3)	Bank of America Corp.	USD	92,983,796	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	08/26/25	—	—	(2,018,779)	(2,018,779)
BofA Merrill Lynch Total Return Index (4)	Bank of America Corp.	USD	106,951,953	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	08/26/25	—	—	(1,850,152)	(1,850,152)

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Reference Entity*	Counterparty	Notional Amount		Payments made by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citi Commodities Pre-Roll RS Total Return Index (5)	Citibank, N.A.	USD	115,715,841	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	09/26/25	—	—	$(1,872,522)	$(1,872,522)
Citi Custom CIVICS H Total Return Index (6)	Citibank, N.A.	USD	64,209,396	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	09/26/25	—	—	(1,231,453)	(1,231,453)
RBC Custom RBCADM0T Total Return Index (7)	Royal Bank of Canada	USD	103,058,062	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	08/27/25	—	—	(1,976,519)	(1,976,519)
RBC Custom RBCADMDT Total Return Index (8)	Royal Bank of Canada	USD	97,151,223	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	08/27/25	—	—	(1,572,131)	(1,572,131)
UBS UBSIB190 Custom Strategy (9)	UBS AG	USD	213,854,161	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	10/28/25	—	—	(5,471,490)	(5,471,490)

Total						—	—	$(21,538,003)	$(21,538,003)
*
Portfolio receives the price appreciation of the reference entity at maturity.
***
Payments received (paid) by the Fund are exchanged at maturity.
(1) The following table represents the individual positions within the Total Return Swap as of July 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.21%	$ 4,524,629
CBOT Corn Futures	3.66%	3,926,521
NYMEX Light Sweet Crude Oil Futures	7.38%	7,933,179
ICE Brent Crude Oil Futures	8.35%	8,972,139
NYBOT CTN No. 2 Cotton Futures	1.19%	1,277,448
COMEX Gold 100 Troy Oz. Futures	16.92%	18,183,547
COMEX Copper Futures	5.31%	5,705,789
NYMEX NY Harbor ULSD Futures	2.60%	2,792,212
NYBOT CSC 'C' Coffee Futures	3.14%	3,378,892
KCBT Hard Red Winter Wheat Futures	1.30%	1,402,010
LME Primary Aluminum Futures	3.99%	4,289,475
CME Live Cattle Futures	3.86%	4,150,741
CME Lean Hogs Futures	2.22%	2,383,838
LME Lead Futures	0.87%	938,547
LME Nickel Futures	2.19%	2,351,721
LME Zinc Futures	2.06%	2,213,655
NYMEX Henry Hub Natural Gas Futures	8.97%	9,645,297
ICE Gasoil Futures	3.26%	3,507,867
CBOT Soybean Futures	4.48%	4,809,778
NYBOT CSC No. 11 World Sugar Futures	1.90%	2,046,077
COMEX Silver Futures	5.07%	5,447,371
CBOT Soybean Meal Futures	2.42%	2,605,176

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
CBOT Wheat Futures	2.06%	2,209,892
NYMEX Reformulated Gasoline Blend Futures	2.59%	2,784,481
Total Notional Amount		$ 107,480,282
(2) The following table represents the individual positions within the Total Return Swap as of July 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.25%	$ 4,192,430
CBOT Corn Futures	4.84%	4,771,095
NYMEX Light Sweet Crude Oil Futures	6.07%	5,985,755
ICE Brent Crude Oil Futures	7.03%	6,932,406
NYBOT CTN No. 2 Cotton Futures	1.50%	1,481,407
COMEX Gold 100 Troy Oz. Futures	17.12%	16,859,623
COMEX Copper Futures	5.40%	5,321,511
NYMEX NY Harbor ULSD Futures	2.12%	2,093,674
NYBOT CSC 'C' Coffee Futures	2.58%	2,543,505
KCBT Hard Red Winter Wheat Futures	1.72%	1,695,701
LME Primary Aluminum Futures	4.04%	3,979,880
CME Live Cattle Futures	3.90%	3,848,529
CME Lean Hogs Futures	1.87%	1,841,895
LME Lead Futures	0.89%	877,770
LME Nickel Futures	2.23%	2,198,362
LME Zinc Futures	2.08%	2,049,710
NYMEX Henry Hub Natural Gas Futures	8.72%	8,587,524
ICE Gasoil Futures	2.67%	2,635,125
CBOT Soybean Futures	5.64%	5,557,499
NYBOT CSC No. 11 World Sugar Futures	2.40%	2,364,715
COMEX Silver Futures	5.19%	5,111,756
CBOT Soybean Meal Futures	3.06%	3,013,659
CBOT Wheat Futures	2.69%	2,652,913
NYMEX Reformulated Gasoline Blend Futures	1.99%	1,963,096
Total Notional Amount		$ 98,559,540
(3) The following table represents the individual positions within the Total Return Swap as of July 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.25%	$ 3,955,255
CBOT Corn Futures	4.84%	4,501,183
NYMEX Light Sweet Crude Oil Futures	6.07%	5,647,127
ICE Brent Crude Oil Futures	7.04%	6,540,224
NYBOT CTN No. 2 Cotton Futures	1.50%	1,397,600
COMEX Gold 100 Troy Oz. Futures	17.12%	15,905,833
COMEX Copper Futures	5.40%	5,020,461
NYMEX NY Harbor ULSD Futures	2.12%	1,975,230
NYBOT CSC 'C' Coffee Futures	2.58%	2,399,613
KCBT Hard Red Winter Wheat Futures	1.72%	1,599,771
LME Primary Aluminum Futures	4.04%	3,754,729
CME Live Cattle Futures	3.90%	3,630,809
CME Lean Hogs Futures	1.87%	1,737,694
LME Lead Futures	0.89%	828,113
LME Nickel Futures	2.23%	2,073,996
LME Zinc Futures	2.08%	1,933,753

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
NYMEX Henry Hub Natural Gas Futures	8.71%	8,101,706
ICE Gasoil Futures	2.67%	2,486,050
CBOT Soybean Futures	5.64%	5,243,099
NYBOT CSC No. 11 World Sugar Futures	2.40%	2,230,937
COMEX Silver Futures	5.19%	4,822,572
CBOT Soybean Meal Futures	3.06%	2,843,169
CBOT Wheat Futures	2.69%	2,502,832
NYMEX Reformulated Gasoline Blend Futures	1.99%	1,852,040
Total Notional Amount		$ 92,983,796
(4) The following table represents the individual positions within the Total Return Swap as of July 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.21%	$ 4,502,388
CBOT Corn Futures	3.66%	3,907,220
NYMEX Light Sweet Crude Oil Futures	7.38%	7,894,182
ICE Brent Crude Oil Futures	8.35%	8,928,037
NYBOT CTN No. 2 Cotton Futures	1.19%	1,271,169
COMEX Gold 100 Troy Oz. Futures	16.92%	18,094,165
COMEX Copper Futures	5.31%	5,677,742
NYMEX NY Harbor ULSD Futures	2.60%	2,778,486
NYBOT CSC 'C' Coffee Futures	3.14%	3,362,283
KCBT Hard Red Winter Wheat Futures	1.30%	1,395,118
LME Primary Aluminum Futures	3.99%	4,268,389
CME Live Cattle Futures	3.86%	4,130,337
CME Lean Hogs Futures	2.22%	2,372,120
LME Lead Futures	0.87%	933,933
LME Nickel Futures	2.19%	2,340,161
LME Zinc Futures	2.06%	2,202,773
NYMEX Henry Hub Natural Gas Futures	8.97%	9,597,886
ICE Gasoil Futures	3.26%	3,490,624
CBOT Soybean Futures	4.48%	4,786,135
NYBOT CSC No. 11 World Sugar Futures	1.90%	2,036,019
COMEX Silver Futures	5.07%	5,420,594
CBOT Soybean Meal Futures	2.42%	2,592,370
CBOT Wheat Futures	2.06%	2,199,029
NYMEX Reformulated Gasoline Blend Futures	2.59%	2,770,793
Total Notional Amount		$ 106,951,953
(5) The following table represents the individual positions within the Total Return Swap as of July 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.21%	$ 4,871,324
CBOT Corn Futures	3.66%	4,227,387
NYMEX Light Sweet Crude Oil Futures	7.38%	8,541,050
ICE Brent Crude Oil Futures	8.35%	9,659,620
NYBOT CTN No. 2 Cotton Futures	1.19%	1,375,331
COMEX Gold 100 Troy Oz. Futures	16.92%	19,576,840
COMEX Copper Futures	5.31%	6,142,989
NYMEX NY Harbor ULSD Futures	2.60%	3,006,162
NYBOT CSC 'C' Coffee Futures	3.14%	3,637,796
KCBT Hard Red Winter Wheat Futures	1.30%	1,509,438

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
LME Primary Aluminum Futures	3.99%	4,618,151
CME Live Cattle Futures	3.86%	4,468,787
CME Lean Hogs Futures	2.22%	2,566,497
LME Lead Futures	0.87%	1,010,462
LME Nickel Futures	2.19%	2,531,920
LME Zinc Futures	2.06%	2,383,273
NYMEX Henry Hub Natural Gas Futures	8.97%	10,384,357
ICE Gasoil Futures	3.26%	3,776,654
CBOT Soybean Futures	4.48%	5,178,322
NYBOT CSC No. 11 World Sugar Futures	1.90%	2,202,855
COMEX Silver Futures	5.07%	5,864,770
CBOT Soybean Meal Futures	2.42%	2,804,795
CBOT Wheat Futures	2.06%	2,379,222
NYMEX Reformulated Gasoline Blend Futures	2.59%	2,997,839
Total Notional Amount		$ 115,715,841
(6) The following table represents the individual positions within the Total Return Swap as of July 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.25%	$ 2,731,277
CBOT Corn Futures	4.84%	3,108,265
NYMEX Light Sweet Crude Oil Futures	6.07%	3,899,589
ICE Brent Crude Oil Futures	7.03%	4,516,313
NYBOT CTN No. 2 Cotton Futures	1.50%	965,104
COMEX Gold 100 Troy Oz. Futures	17.12%	10,983,678
COMEX Copper Futures	5.40%	3,466,849
NYMEX NY Harbor ULSD Futures	2.12%	1,363,983
NYBOT CSC 'C' Coffee Futures	2.58%	1,657,038
KCBT Hard Red Winter Wheat Futures	1.72%	1,104,712
LME Primary Aluminum Futures	4.04%	2,592,805
CME Live Cattle Futures	3.90%	2,507,233
CME Lean Hogs Futures	1.87%	1,199,954
LME Lead Futures	0.89%	571,848
LME Nickel Futures	2.23%	1,432,185
LME Zinc Futures	2.08%	1,335,341
NYMEX Henry Hub Natural Gas Futures	8.72%	5,594,585
ICE Gasoil Futures	2.67%	1,716,726
CBOT Soybean Futures	5.64%	3,620,590
NYBOT CSC No. 11 World Sugar Futures	2.40%	1,540,560
COMEX Silver Futures	5.19%	3,330,198
CBOT Soybean Meal Futures	3.06%	1,963,333
CBOT Wheat Futures	2.69%	1,728,315
NYMEX Reformulated Gasoline Blend Futures	1.99%	1,278,915
Total Notional Amount		$ 64,209,396
(7) The following table represents the individual positions within the Total Return Swap as of July 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.25%	$ 4,383,784
CBOT Corn Futures	4.84%	4,988,861
NYMEX Light Sweet Crude Oil Futures	6.07%	6,258,961
ICE Brent Crude Oil Futures	7.03%	7,248,820

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
NYBOT CTN No. 2 Cotton Futures	1.50%	1,549,022
COMEX Gold 100 Troy Oz. Futures	17.12%	17,629,141
COMEX Copper Futures	5.40%	5,564,399
NYMEX NY Harbor ULSD Futures	2.12%	2,189,235
NYBOT CSC 'C' Coffee Futures	2.58%	2,659,597
KCBT Hard Red Winter Wheat Futures	1.72%	1,773,097
LME Primary Aluminum Futures	4.04%	4,161,533
CME Live Cattle Futures	3.90%	4,024,186
CME Lean Hogs Futures	1.87%	1,925,964
LME Lead Futures	0.89%	917,834
LME Nickel Futures	2.23%	2,298,701
LME Zinc Futures	2.08%	2,143,264
NYMEX Henry Hub Natural Gas Futures	8.72%	8,979,481
ICE Gasoil Futures	2.67%	2,755,399
CBOT Soybean Futures	5.64%	5,811,159
NYBOT CSC No. 11 World Sugar Futures	2.40%	2,472,647
COMEX Silver Futures	5.19%	5,345,070
CBOT Soybean Meal Futures	3.06%	3,151,211
CBOT Wheat Futures	2.69%	2,773,999
NYMEX Reformulated Gasoline Blend Futures	1.99%	2,052,697
Total Notional Amount		$ 103,058,062
(8) The following table represents the individual positions within the Total Return Swap as of July 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.21%	$ 4,089,804
CBOT Corn Futures	3.66%	3,549,175
NYMEX Light Sweet Crude Oil Futures	7.38%	7,170,785
ICE Brent Crude Oil Futures	8.35%	8,109,900
NYBOT CTN No. 2 Cotton Futures	1.19%	1,154,683
COMEX Gold 100 Troy Oz. Futures	16.92%	16,436,073
COMEX Copper Futures	5.31%	5,157,452
NYMEX NY Harbor ULSD Futures	2.60%	2,523,875
NYBOT CSC 'C' Coffee Futures	3.14%	3,054,174
KCBT Hard Red Winter Wheat Futures	1.30%	1,267,274
LME Primary Aluminum Futures	3.99%	3,877,248
CME Live Cattle Futures	3.86%	3,751,847
CME Lean Hogs Futures	2.22%	2,154,747
LME Lead Futures	0.87%	848,351
LME Nickel Futures	2.19%	2,125,717
LME Zinc Futures	2.06%	2,000,918
NYMEX Henry Hub Natural Gas Futures	8.97%	8,718,365
ICE Gasoil Futures	3.26%	3,170,755
CBOT Soybean Futures	4.48%	4,347,549
NYBOT CSC No. 11 World Sugar Futures	1.90%	1,849,445
COMEX Silver Futures	5.07%	4,923,868
CBOT Soybean Meal Futures	2.42%	2,354,814
CBOT Wheat Futures	2.06%	1,997,517
NYMEX Reformulated Gasoline Blend Futures	2.59%	2,516,887
Total Notional Amount		$ 97,151,223

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
(9) The following table represents the individual positions within the Total Return Swap as of July 31, 2025:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.25%	$ 9,096,721
CBOT Corn Futures	4.84%	10,352,307
NYMEX Light Sweet Crude Oil Futures	6.07%	12,987,872
ICE Brent Crude Oil Futures	7.03%	15,041,912
NYBOT CTN No. 2 Cotton Futures	1.50%	3,214,352
COMEX Gold 100 Troy Oz. Futures	17.12%	36,581,951
COMEX Copper Futures	5.40%	11,546,598
NYMEX NY Harbor ULSD Futures	2.12%	4,542,847
NYBOT CSC 'C' Coffee Futures	2.58%	5,518,889
KCBT Hard Red Winter Wheat Futures	1.72%	3,679,326
LME Primary Aluminum Futures	4.04%	8,635,531
CME Live Cattle Futures	3.90%	8,350,526
CME Lean Hogs Futures	1.87%	3,996,537
LME Lead Futures	0.89%	1,904,583
LME Nickel Futures	2.23%	4,769,999
LME Zinc Futures	2.08%	4,447,454
NYMEX Henry Hub Natural Gas Futures	8.72%	18,633,178
ICE Gasoil Futures	2.67%	5,717,685
CBOT Soybean Futures	5.64%	12,058,644
NYBOT CSC No. 11 World Sugar Futures	2.40%	5,130,950
COMEX Silver Futures	5.19%	11,091,470
CBOT Soybean Meal Futures	3.06%	6,539,027
CBOT Wheat Futures	2.69%	5,756,282
NYMEX Reformulated Gasoline Blend Futures	1.99%	4,259,520
Total Notional Amount		$ 213,854,161
As of July 31, 2025, the value of Rule 144A securities amounted to $409,088,163 or 39.2% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$2,505,407	—	$2,505,407
Bonds
Australia	—	76,992,899	—	76,992,899
Canada	—	14,893,546	—	14,893,546
France	—	7,968,980	—	7,968,980
Germany	—	15,981,229	—	15,981,229
Ireland	—	1,723,066	—	1,723,066
Japan	—	11,897,381	—	11,897,381
Netherlands	—	5,712,543	—	5,712,543
Singapore	—	20,065,800	—	20,065,800
Spain	—	799,941	—	799,941
Supranational Organization Obligations	—	61,354,400	—	61,354,400
Sweden	—	5,039,780	—	5,039,780
Switzerland	—	8,177,151	—	8,177,151
United Kingdom	—	12,413,584	—	12,413,584
United States	—	205,312,522	—	205,312,522
U.S. Treasury Obligations	—	261,142,646	—	261,142,646

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Commercial Paper	—	$307,342,571	—	$307,342,571
Securities Lending Collateral	—	1,415,697	—	1,415,697
Total Investments in Securities	—	$1,020,739,143	—	$1,020,739,143
Financial Instruments
Assets
Futures Contracts**	$1,110,642	—	—	1,110,642
Liabilities
Futures Contracts**	(1,829,622)	—	—	(1,829,622)
Swap Agreements**	—	(21,538,003)	—	(21,538,003)
Total Financial Instruments	$(718,980)	$(21,538,003)	—	$(22,256,983)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA One-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (0.4%)
Federal Farm Credit Banks Funding Corp., SOFR + 0.115%, FRN
(r)	4.435%, 02/10/27	16,300	$16,303,446
BONDS — (9.9%)
Asian Development Bank, SOFR + 1.000%, FRN
(r)	5.348%, 06/16/26	2,503	2,519,295
Asian Infrastructure Investment Bank, SOFR + 0.220%, FRN
(r)	4.564%, 04/15/26	25,000	25,008,037
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, FRN
(r)Ω	4.932%, 03/18/26	22,007	22,041,954
Australia & New Zealand Banking Group Ltd., SOFR + 0.640%, FRN
(r)	5.016%, 10/03/25	3,766	3,769,348
Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	5.188%, 01/18/27	8,100	8,153,172
Chevron USA, Inc., SOFR + 0.360%, FRN
(r)	4.704%, 02/26/27	19,870	19,903,170
Commonwealth Bank of Australia, SOFR + 0.630%, FRN
(r)Ω	4.996%, 09/12/25	60,406	60,442,183
(r)	4.996%, 09/12/25	5,600	5,603,354
Cooperatieve Rabobank UA, SOFR + 0.590%, FRN
(r)	4.935%, 05/27/27	40,840	40,940,350
Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	4.965%, 08/28/26	28,965	29,072,027
CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)	5.596%, 03/11/26	17,975	18,080,934
DBS Group Holdings Ltd., SOFR + 0.610%, FRN
(r)	4.972%, 09/12/25	794	794,183
Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	4.518%, 09/16/26	800	800,016
		Face Amount	Value†
		(000)

Inter-American Development Bank, SOFR + 0.280%, FRN
(r)	4.624%, 04/12/27	9,000	$9,003,319
International Bank for Reconstruction & Development, SOFR + 0.280%, FRN
(r)	4.622%, 02/23/27	3,249	3,251,989
International Bank for Reconstruction & Development, SOFR + 0.370%, FRN
(r)	4.714%, 01/12/27	27,400	27,446,321
JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	4.966%, 04/29/26	10,000	10,027,851
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.346%, 12/08/26	2,500	2,518,652
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.509%, 10/30/26	3,400	3,430,662
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)Ω	5.014%, 12/10/25	21,160	21,193,826
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.912%, 05/20/27	3,500	3,508,852
Skandinaviska Enskilda Banken AB
	0.850%, 09/02/25	3,800	3,787,571
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.342%, 08/03/26	3,900	3,929,347
Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	5.599%, 06/15/26	9,792	9,869,906
Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.775%, 04/28/27	9,000	9,036,653
Westpac Banking Corp., SOFR + 0.420%, FRN
(r)	4.798%, 04/16/26	25,500	25,523,863
Westpac Banking Corp., SOFR + 0.460%, FRN
(r)	4.838%, 10/20/26	53,600	53,676,734

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Westpac Banking Corp., SOFR + 0.720%, FRN
(r)	5.068%, 11/17/25	25,000	$25,038,014
TOTAL BONDS			448,371,583
U.S. TREASURY OBLIGATIONS — (29.6%)
U.S. Treasury Bills
∞	4.433%, 08/07/25	44,300	44,268,486
∞	4.499%, 08/19/25	27,000	26,942,139
∞	4.338%, 09/11/25	45,000	44,780,265
U.S. Treasury Notes, 3M USTMMR + 0.098%, FRN
(r)	4.379%, 01/31/27	83,000	82,983,804
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r)	4.431%, 04/30/26	145,542	145,654,312
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r)	4.441%, 04/30/27	411,850	412,093,449
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r)	4.451%, 10/31/25	321,000	321,123,652
U.S. Treasury Notes, 3M USTMMR + 0.205%, FRN
(r)	4.486%, 10/31/26	45,000	45,049,136
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r)	4.526%, 01/31/26	125,000	125,123,652
U.S.Treasury Notes, 3M USTMMR + 0.159%, FRN
(r)	4.440%, 07/31/27	86,000	86,103,486
TOTAL U.S. TREASURY OBLIGATIONS			1,334,122,381

COMMERCIAL PAPER — (55.2%)
Alphabet, Inc.
Ω	4.449%, 09/23/25	45,000	44,707,725
Australia & New Zealand Banking Group Ltd.
Ω	4.477%, 08/06/25	9,000	8,993,522
BNG Bank NV
Ω	4.417%, 08/06/25	11,500	11,491,799
Ω	4.425%, 08/11/25	20,000	19,973,578
Ω	4.417%, 09/02/25	30,000	29,881,833
Ω	4.428%, 09/18/25	45,000	44,737,951
		Face Amount	Value†
		(000)
Caisse d'Amortissement de la Dette Sociale
Ω	4.460%, 08/28/25	16,000	$15,946,179
Ω	4.429%, 10/15/25	35,000	34,677,846
Ω	4.429%, 10/16/25	35,000	34,673,604
Ω	4.444%, 10/17/25	40,000	39,622,132
Caisse des Depots et Consignations
Ω	4.455%, 08/07/25	4,000	3,996,640
Ω	4.435%, 09/11/25	5,000	4,974,614
Ω	4.476%, 09/11/25	40,000	39,796,908
Ω	4.196%, 09/22/25	15,000	14,903,768
Ω	4.414%, 10/29/25	18,000	17,804,250
Ω	4.432%, 10/31/25	31,000	30,655,435
Ω	4.258%, 11/03/25	13,000	12,850,828
Canadian Imperial Bank of Commerce
Ω	4.466%, 08/05/25	25,000	24,984,865
CDP Financial, Inc.
Ω	4.467%, 10/21/25	6,500	6,435,260
Ω	4.436%, 08/07/25	29,000	28,975,527
Ω	4.426%, 08/14/25	9,000	8,984,789
Ω	4.436%, 01/28/26	27,000	26,410,922
Chevron Corp.
Ω	4.444%, 08/27/25	35,000	34,886,810
Cisco Systems, Inc.
Ω	4.434%, 08/08/25	16,000	15,984,674
Ω	4.397%, 09/19/25	3,000	2,981,972
DBS Bank Ltd.
Ω	4.498%, 08/12/25	10,000	9,985,586
Ω	4.470%, 08/15/25	12,000	11,978,365
Ω	4.465%, 08/27/25	2,000	1,993,494
Ω	4.493%, 09/02/25	30,000	29,880,624
Ω	4.494%, 09/23/25	24,500	24,336,904
Ω	4.491%, 09/24/25	4,000	3,973,345
Ω	4.501%, 09/24/25	40,000	39,733,452
Ω	4.493%, 10/21/25	3,000	2,970,138
DNB Bank ASA
Ω	4.476%, 09/19/25	5,000	4,969,535
Ω	4.455%, 10/24/25	45,000	44,539,969
Ω	4.434%, 10/14/25	10,000	9,909,891
Ω	4.454%, 10/14/25	35,000	34,684,618
Ω	4.434%, 10/15/25	20,000	19,817,362
Ω	4.418%, 10/27/25	11,000	10,883,543
Erste Abwicklungsanstalt
Ω	4.444%, 08/05/25	35,000	34,978,979
Ω	4.455%, 08/12/25	16,794	16,769,736
Ω	4.459%, 08/22/25	15,000	14,960,291
Ω	4.475%, 08/28/25	19,500	19,434,320
Ω	4.460%, 09/10/25	11,000	10,945,708
Ω	4.432%, 09/05/25	25,000	24,891,700
European Investment Bank
	4.445%, 09/12/25	17,500	17,410,327
	4.446%, 09/15/25	25,000	24,862,958
Export Development Canada
	4.415%, 11/04/25	15,000	14,830,721
	4.433%, 11/05/25	9,000	8,897,406

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
	4.400%, 11/24/25	28,100	$27,719,231
Kreditanstalt fuer Wiederaufbau
Ω	4.428%, 08/05/25	24,000	23,985,734
Ω	3.210%, 08/07/25	47,000	46,960,887
Ω	4.446%, 08/12/25	25,000	24,964,333
Ω	4.451%, 08/22/25	3,000	2,992,149
Ω	4.453%, 08/26/25	12,000	11,962,811
Ω	4.430%, 09/17/25	9,000	8,948,400
Ω	4.419%, 10/30/25	5,000	4,945,291
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.424%, 08/19/25	13,000	12,970,324
Ω	4.467%, 09/15/25	8,500	8,452,862
Ω	4.451%, 10/14/25	17,000	16,846,114
National Securities Clearing Corp.
Ω	4.451%, 09/08/25	20,000	19,905,772
Ω	4.451%, 09/09/25	8,000	7,961,334
Ω	4.452%, 09/10/25	40,000	39,801,788
Ω	4.434%, 09/23/25	25,000	24,836,575
Ω	4.416%, 09/30/25	9,000	8,933,515
Ω	4.404%, 10/02/25	20,000	19,847,436
Nederlandse Waterschapsbank NV
Ω	3.611%, 08/11/25	25,550	25,516,169
Ω	4.429%, 08/15/25	19,000	18,965,665
Ω	4.447%, 09/30/25	35,000	34,745,025
Ω	4.428%, 09/17/25	10,000	9,942,293
Ω	4.434%, 09/17/25	25,000	24,855,733
Nestle Finance International Ltd.
Ω	4.459%, 08/20/25	18,000	17,956,760
Ω	4.467%, 08/29/25	20,000	19,930,390
Ω	4.469%, 09/04/25	20,000	19,915,740
Ω	4.470%, 09/04/25	31,000	30,869,397
Ω	4.427%, 09/08/25	20,000	19,903,620
Ω	4.449%, 09/12/25	3,000	2,984,061
Ω	4.432%, 10/01/25	15,000	14,887,385
Novartis Finance Corp.
Ω	4.437%, 09/09/25	10,000	9,951,852
NRW Bank
Ω	4.448%, 08/25/25	13,500	13,459,333
Ω	4.465%, 10/16/25	44,500	44,088,535
Ω	4.435%, 10/10/25	37,500	37,179,836
Procter & Gamble Co.
Ω	4.392%, 09/22/25	50,000	49,685,875
Ω	4.417%, 10/22/25	9,000	8,910,775
Ω	4.418%, 10/24/25	45,000	44,543,124
Province of Alberta
Ω	4.414%, 08/20/25	20,000	19,952,048
Ω	4.424%, 10/01/25	24,000	23,821,027
Ω	4.434%, 10/01/25	7,000	6,947,800
Province of Ontario
	4.460%, 09/25/25	24,550	24,384,641
	4.461%, 09/26/25	23,500	23,338,889
	4.451%, 10/02/25	40,500	40,193,111
	4.461%, 10/10/25	35,000	34,701,110
		Face Amount	Value†
		(000)
Province of Quebec
Ω	4.456%, 10/08/25	25,000	$24,792,233
Ω	4.465%, 10/08/25	37,000	36,692,504
Ω	4.459%, 10/16/25	37,000	36,656,433
Ω	4.442%, 10/17/25	26,250	26,003,048
PSP Capital, Inc.
Ω	4.425%, 08/06/25	17,000	16,987,763
Ω	4.410%, 08/06/25	10,000	9,992,802
Ω	4.416%, 08/06/25	17,250	17,237,583
Ω	4.458%, 08/25/25	1,000	997,018
Ω	4.449%, 08/25/25	15,000	14,955,266
Ω	4.456%, 09/03/25	5,500	5,477,591
Ω	4.438%, 09/04/25	10,000	9,958,049
Ω	4.439%, 09/16/25	8,000	7,954,821
Ω	4.467%, 09/22/25	9,000	8,942,658
Ω	4.439%, 10/10/25	10,000	9,914,675
Ω	4.440%, 10/10/25	13,000	12,889,078
Ω	4.439%, 10/17/25	10,000	9,906,313
Queensland Treasury Corp.
	4.457%, 08/05/25	39,000	38,976,670
	4.496%, 12/12/25	6,550	6,445,408
Sanofi SA
Ω	4.477%, 08/28/25	45,000	44,848,480
Ω	4.459%, 09/04/25	5,350	5,327,460
Ω	4.481%, 09/04/25	21,500	21,409,421
Ω	4.456%, 09/17/25	650	646,240
Ω	4.459%, 09/17/25	46,000	45,733,936
Ω	4.439%, 10/07/25	1,250	1,239,776
Ω	4.464%, 11/10/25	5,000	4,938,885
Siemens Capital Co. LLC
Ω	4.397%, 09/02/25	30,000	29,881,971
Svensk Exportkredit AB
	4.437%, 09/05/25	5,000	4,978,420
	4.448%, 09/10/25	8,650	8,607,432
	4.446%, 09/16/25	7,000	6,960,468
	4.445%, 09/30/25	6,500	6,452,313
United Overseas Bank Ltd.
Ω	4.454%, 08/18/25	21,000	20,954,434
Ω	4.449%, 08/19/25	50,000	49,885,460
Ω	4.449%, 08/28/25	11,000	10,962,798
TOTAL COMMERCIAL PAPER (Cost $2,488,545,675)			2,488,244,560
TOTAL INVESTMENT SECURITIES (Cost $4,286,541,777)			4,287,041,970

Shares
TEMPORARY CASH INVESTMENTS — (4.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	223,072,824	223,072,824

DFA One-Year Fixed Income Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	1	$14
TOTAL INVESTMENTS — (100.0%)
(Cost $4,509,614,615)^^			$4,510,114,808
As of July 31, 2025, the value of Rule 144A securities amounted to $2,324,695,348 or 53.9% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$16,303,446	—	$16,303,446
Bonds	—	448,371,583	—	448,371,583
U.S. Treasury Obligations	—	1,334,122,381	—	1,334,122,381
Commercial Paper	—	2,488,244,560	—	2,488,244,560
Temporary Cash Investments	$223,072,824	—	—	223,072,824
Securities Lending Collateral	—	14	—	14
Total Investments in Securities	$223,072,824	$4,287,041,984	—	$4,510,114,808

DFA Two-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (1.2%)
Federal Farm Credit Banks Funding Corp.
(r)	SOFR + 0.115%, FRN, 4.435%, 02/10/27		7,000	$7,001,480
Federal Home Loan Mortgage Corp.
(r)	SOFR + 0.220%, FRN, 4.540%, 07/07/28		24,350	24,342,138
Federal National Mortgage Association
(r)	SOFR + 0.260%, FRN, 4.580%, 11/05/27		21,315	21,361,100
TOTAL AGENCY OBLIGATIONS				52,704,718
BONDS — (35.7%)
AUSTRALIA — (7.3%)
Australia & New Zealand Banking Group Ltd.
(r)	3M Swap + 0.920%, FRN, 4.770%, 11/04/25	AUD	10,000	6,435,754
(r)Ω	SOFR + 0.560%, FRN, 4.932%, 03/18/26		22,007	22,041,954
(r)Ω	SOFR + 0.810%, FRN, 5.188%, 01/18/27		21,125	21,263,673
(r)Ω	SOFR + 0.650%, FRN, 5.028%, 09/30/27		12,353	12,400,753
(r)	3M Swap + 1.200%, FRN, 5.050%, 11/04/27	AUD	6,500	4,231,738
(r)	3M Swap + 0.680%, FRN, 4.488%, 02/18/28	AUD	22,000	14,149,610
Commonwealth Bank of Australia
	4.200%, 08/18/25	AUD	7,000	4,498,640
(r)	3M Swap + 0.800%, FRN, 4.608%, 08/18/25	AUD	1,500	964,197
(r)Ω	SOFR + 0.630%, FRN, 4.996%, 09/12/25		33,540	33,560,090
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.900%, FRN, 4.617%, 01/13/26	AUD	3,500	$2,255,415
(r)Ω	SOFR + 0.750%, FRN, 5.117%, 03/13/26		500	501,551
(r)	SOFR + 0.640%, FRN, 5.008%, 03/14/28		10,000	10,047,300
National Australia Bank Ltd.
(r)	3M Swap + 0.920%, FRN, 4.630%, 11/25/25	AUD	23,500	15,128,250
(r)Ω	SOFR + 0.650%, FRN, 5.014%, 12/10/25		6,368	6,378,180
(r)	3M Swap + 0.780%, FRN, 4.580%, 05/12/26	AUD	13,750	8,866,039
(r)	3M Swap + 0.410%, FRN, 4.120%, 08/24/26	AUD	4,000	2,570,034
(r)	3M Swap + 0.700%, FRN, 4.387%, 10/18/27	AUD	16,000	10,307,283
(r)Ω	SOFR + 0.600%, FRN, 4.983%, 10/26/27		37,729	37,833,995
(r)	3M Swap + 1.200%, FRN, 4.910%, 11/25/27	AUD	12,500	8,138,921
(r)	3M Swap + 0.780%, FRN, 4.497%, 04/14/28	AUD	13,900	8,964,725
(r)	3M Swap + 1.000%, FRN, 4.800%, 05/12/28	AUD	9,500	6,160,182
Norfina Ltd., 3M Swap + 1.250%, FRN
(r)	4.964%, 12/14/27	AUD	2,300	1,496,571
Westpac Banking Corp.
	3.900%, 08/11/25	AUD	10,000	6,426,180
(r)	3M Swap + 0.800%, FRN, 4.600%, 08/11/25	AUD	33,500	21,531,143
(r)	SOFR + 1.000%, FRN, 5.354%, 08/26/25		4,500	4,502,751

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	SOFR + 0.720%, FRN, 5.068%, 11/17/25		25,000	$25,038,014
(r)	3M Swap + 0.750%, FRN, 4.547%, 02/16/26	AUD	13,500	8,693,040
(r)	SOFR + 0.420%, FRN, 4.798%, 04/16/26		5,000	5,004,679
(r)	3M Swap + 1.230%, FRN, 5.030%, 11/11/27	AUD	10,000	6,514,414
(r)	3M Swap + 0.980%, FRN, 4.777%, 02/16/28	AUD	15,000	9,719,278
TOTAL AUSTRALIA				325,624,354
CANADA — (2.9%)
Canada Government Bonds
	3.500%, 08/01/25	CAD	19,000	13,714,802
	3.000%, 10/01/25	CAD	46,500	33,575,242
	4.500%, 11/01/25	CAD	57,500	41,673,806
Canada Housing Trust No. 1
Ω	1.950%, 12/15/25	CAD	22,000	15,830,601
CPPIB Capital, Inc.
	3.950%, 09/08/25	CAD	14,300	10,330,862
(r)	SOFR + 1.250%, FRN, 5.596%, 03/11/26		1,660	1,669,783
Province of Ontario
	1.750%, 09/08/25	CAD	10,000	7,209,801
Province of Quebec
	2.750%, 09/01/25	CAD	1,200	865,860
Province of Saskatchewan
	0.800%, 09/02/25	CAD	7,300	5,259,572
TOTAL CANADA				130,130,329
FINLAND — (0.4%)
Nordea Bank Abp
(r)Ω	SOFR + 0.740%, FRN, 5.090%, 03/19/27		16,687	16,770,171
NETHERLANDS — (3.4%)
ABN AMRO Bank NV, SOFR + 0.750%, FRN
(r)Ω	5.097%, 07/07/28		31,000	31,068,820
BNG Bank NV, SOFR + 1.000%, FRN
(r)Ω	5.348%, 03/17/28		35,000	35,546,396
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
Cooperatieve Rabobank UA
(r)	SOFR + 0.620%, FRN, 4.965%, 08/28/26		24,690	$24,781,231
(r)	SOFR + 0.710%, FRN, 5.056%, 03/05/27		13,000	13,054,437
(r)	SOFR + 0.590%, FRN, 4.935%, 05/27/27		34,340	34,424,378
(r)	3M Swap + 0.750%, FRN, 4.460%, 05/26/28	AUD	22,110	14,216,806
TOTAL NETHERLANDS				153,092,068
NEW ZEALAND — (3.8%)
New Zealand Government Bonds
	0.250%, 05/15/28	NZD	248,500	134,027,111
New Zealand Local Government Funding Agency Bonds
	2.250%, 05/15/28	NZD	64,500	36,542,309
TOTAL NEW ZEALAND				170,569,420
NORWAY — (1.6%)
Kommunalbanken AS
(r)	SOFR + 1.000%, FRN, 5.348%, 06/17/26		8,598	8,647,906
(r)Ω	SOFR + 0.400%, FRN, 4.747%, 03/03/28		60,600	60,638,169
TOTAL NORWAY				69,286,075
SINGAPORE — (1.7%)
DBS Bank Ltd.
(r)	3M Swap + 0.770%, FRN, 4.480%, 02/26/27	AUD	19,550	12,606,021
(r)	3M Swap + 0.670%, FRN, 4.403%, 02/21/28	AUD	20,000	12,856,213
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)	4.970%, 03/21/28		10,000	10,032,900
United Overseas Bank Ltd.
(r)	3M Swap + 0.730%, FRN, 4.444%, 03/16/26	AUD	6,500	4,186,081
(r)	3M Swap + 0.410%, FRN, 4.105%, 08/27/26	AUD	5,000	3,212,061

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SINGAPORE — (Continued)
(r)	3M Swap + 0.720%, FRN, 4.430%, 02/24/27	AUD	9,200	$5,930,413
(r)	3M Swap + 0.720%, FRN, 4.440%, 04/16/27	AUD	10,000	6,446,936
(r)	3M Swap + 0.650%, FRN, 4.340%, 02/28/28	AUD	31,250	20,082,008
TOTAL SINGAPORE				75,352,633
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.5%)
Asian Development Bank
	3.800%, 09/12/25	CAD	3,023	2,184,257
(r)	SOFR + 1.000%, FRN, 5.348%, 06/16/26		809	814,267
(r)	SOFR + 1.000%, FRN, 5.343%, 08/27/26		11,740	11,846,951
(r)	SOFR + 1.000%, FRN, 5.352%, 04/06/27		22,254	22,529,480
Asian Infrastructure Investment Bank, SOFR + 0.220%, FRN
(r)	4.564%, 04/15/26		25,000	25,008,037
European Bank for Reconstruction & Development, SOFR + 0.330%, FRN
(r)	4.671%, 02/20/28		69,100	69,173,036
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 4.518%, 09/16/26		16,100	16,100,322
(r)	SOFR + 0.280%, FRN, 4.624%, 04/12/27		8,750	8,753,227
(r)	SOFR + 0.350%, FRN, 4.702%, 10/04/27		87,500	87,666,453
International Bank for Reconstruction & Development
(r)	SOFR + 0.180%, FRN, 4.527%, 06/15/26		18,500	18,492,230
(r)	SOFR + 0.370%, FRN, 4.714%, 01/12/27		4,000	4,006,762
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.280%, FRN, 4.622%, 02/23/27		60,000	$60,055,200
(r)	SOFR + 0.270%, FRN, 4.617%, 06/15/27		34,000	34,007,365
International Finance Corp., SOFR + 0.280%, FRN
(r)	4.628%, 03/16/26		10,000	10,004,500
Nordic Investment Bank
(r)	3M NIBOR + 1.500%, FRN, 5.840%, 01/19/26	NOK	50,000	4,868,746
(r)	SOFR + 1.000%, FRN, 5.339%, 05/12/26		4,000	4,025,024
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				379,535,857
SWEDEN — (2.3%)
Skandinaviska Enskilda Banken AB
	0.850%, 09/02/25		300	299,019
(r)Ω	SOFR + 0.750%, FRN, 5.097%, 06/02/28		9,400	9,457,445
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.342%, 08/03/26		51,467	51,854,286
Svenska Handelsbanken AB
(r)Ω	SOFR + 1.250%, FRN, 5.599%, 06/15/26		10,650	10,734,732
(r)Ω	SOFR + 0.740%, FRN, 5.083%, 05/23/28		29,270	29,456,237
TOTAL SWEDEN				101,801,719
UNITED STATES — (3.8%)
Chevron USA, Inc.
(r)	SOFR + 0.360%, FRN, 4.704%, 02/26/27		11,050	11,068,446
(r)	SOFR + 0.470%, FRN, 4.814%, 02/26/28		56,397	56,693,618
JPMorgan Chase Bank NA
#(r)	SOFR + 0.620%, FRN, 4.966%, 04/29/26		9,500	9,526,458

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
(r)	SOFR + 1.000%, FRN, 5.346%, 12/08/26	56,142	$56,560,867
Mastercard, Inc., SOFR + 0.440%, FRN
(r)	4.789%, 03/15/28	9,375	9,391,904
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.509%, 10/30/26	1,785	1,801,097
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.912%, 05/20/27	4,250	4,260,749
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.080%, 11/13/26	8,400	8,454,523
State Street Corp., SOFR + 0.640%, FRN
(r)	4.984%, 10/22/27	4,210	4,216,682
Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.775%, 04/28/27	9,000	9,036,653
TOTAL UNITED STATES			171,010,997
TOTAL BONDS			1,593,173,623
U.S. TREASURY OBLIGATIONS — (11.4%)
U.S. Treasury Bills
∞	4.433%, 08/07/25	45,500	45,467,632
∞	4.329%, 08/28/25	9,500	9,469,452
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 4.451%, 10/31/25	38,650	38,664,888
(r)	3M USTMMR + 0.245%, FRN, 4.526%, 01/31/26	140,250	140,388,738
(r)	3M USTMMR + 0.150%, FRN, 4.431%, 04/30/26	50,500	50,538,970
(r)	3M USTMMR + 0.160%, FRN, 4.441%, 04/30/27	224,750	224,882,852
TOTAL U.S. TREASURY OBLIGATIONS			509,412,532
COMMERCIAL PAPER — (40.4%)
AUSTRALIA — (0.8%)
Queensland Treasury Corp.
	4.457%, 08/05/25	38,000	37,977,268
		Face Amount^	Value†
		(000)

CANADA — (5.5%)
Canadian Imperial Bank of Commerce
Ω	4.466%, 08/05/25	15,000	$14,990,919
CDP Financial, Inc.
Ω	4.426%, 08/14/25	19,000	18,967,888
Ω	4.447%, 08/22/25	25,000	24,933,495
Ω	4.467%, 10/21/25	6,500	6,435,260
Ω	4.436%, 01/28/26	20,000	19,563,646
Province of Alberta
Ω	4.419%, 08/08/25	7,500	7,492,816
Ω	4.423%, 10/01/25	20,000	19,850,856
PSP Capital, Inc.
Ω	4.410%, 08/06/25	25,000	24,982,005
Ω	4.416%, 08/06/25	8,750	8,743,702
Ω	4.411%, 08/14/25	27,500	27,453,827
Ω	4.449%, 08/25/25	8,000	7,976,142
Ω	4.456%, 09/03/25	3,500	3,485,740
Ω	4.438%, 09/08/25	15,900	15,825,605
Ω	4.439%, 09/16/25	25,000	24,858,815
Ω	4.467%, 09/22/25	15,000	14,904,431
Ω	4.439%, 10/17/25	4,000	3,962,525
TOTAL CANADA			244,427,672
FRANCE — (7.0%)
Caisse d'Amortissement de la Dette Sociale
Ω	4.460%, 08/28/25	11,000	10,962,998
Ω	4.450%, 09/03/25	20,000	19,918,324
Ω	4.431%, 10/14/25	21,000	20,809,251
Ω	4.429%, 10/16/25	20,000	19,813,488
Ω	4.439%, 10/17/25	25,000	24,763,833
Ω	4.444%, 10/17/25	30,000	29,716,599
Ω	4.428%, 10/24/25	6,000	5,938,234
Caisse des Depots et Consignations
Ω	4.449%, 09/09/25	21,000	20,898,501
Ω	4.476%, 09/11/25	13,000	12,933,995
Ω	4.424%, 09/17/25	30,000	29,825,760
Ω	4.432%, 10/31/25	11,000	10,877,735
Ω	4.258%, 11/03/25	21,000	20,759,029
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.424%, 08/19/25	20,000	19,954,344
Ω	4.467%, 09/15/25	30,000	29,833,632
Ω	4.438%, 09/18/25	13,000	12,923,206
Ω	4.451%, 10/14/25	25,000	24,773,697
TOTAL FRANCE			314,702,626
GERMANY — (6.2%)
Erste Abwicklungsanstalt
Ω	4.455%, 08/12/25	7,634	7,622,970
Ω	4.459%, 08/22/25	3,000	2,992,058
Ω	4.447%, 08/29/25	20,000	19,930,236
Ω	4.460%, 09/10/25	5,000	4,975,322
Ω	4.460%, 09/12/25	15,000	14,922,344

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

GERMANY — (Continued)
Kreditanstalt fuer Wiederaufbau
Ω	4.437%, 08/04/25	25,000	$24,988,110
Ω	4.428%, 08/05/25	24,000	23,985,734
Ω	3.210%, 08/07/25	46,000	45,961,719
Ω	4.446%, 08/15/25	25,000	24,955,417
Ω	4.451%, 08/22/25	3,000	2,992,149
Ω	4.453%, 08/26/25	10,000	9,969,009
NRW Bank
Ω	4.434%, 08/15/25	25,000	24,954,860
Ω	4.448%, 08/25/25	3,500	3,489,457
Ω	4.435%, 10/10/25	30,000	29,743,869
Ω	4.465%, 10/16/25	23,250	23,035,021
Ω	4.459%, 11/12/25	12,250	12,097,804
TOTAL GERMANY			276,616,079
NETHERLANDS — (1.8%)
BNG Bank NV
Ω	4.425%, 08/11/25	2,000	1,997,358
Ω	4.428%, 09/18/25	20,000	19,883,534
Ω	4.418%, 09/23/25	40,000	39,743,800
Cooperatieve Rabobank UA
	4.419%, 08/25/25	7,000	6,978,837
Nederlandse Waterschapsbank NV
Ω	4.447%, 09/30/25	10,000	9,927,150
TOTAL NETHERLANDS			78,530,679
NORWAY — (1.1%)
DNB Bank ASA
Ω	4.434%, 10/14/25	25,000	24,774,727
Ω	4.434%, 10/15/25	25,000	24,771,703
TOTAL NORWAY			49,546,430
SINGAPORE — (3.8%)
DBS Bank Ltd.
Ω	4.492%, 09/04/25	9,000	8,962,010
Ω	4.491%, 09/16/25	40,000	39,772,920
Ω	4.501%, 09/24/25	40,000	39,733,452
Ω	4.493%, 10/21/25	10,000	9,900,461
United Overseas Bank Ltd.
Ω	4.449%, 08/19/25	50,000	49,885,460
Ω	4.449%, 08/20/25	20,000	19,951,764
TOTAL SINGAPORE			168,206,067
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.1%)
European Investment Bank
	4.445%, 09/12/25	25,000	24,871,895
	4.446%, 09/15/25	25,000	24,862,958
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			49,734,853
			Face Amount^	Value†
			(000)

SWEDEN — (0.9%)
Skandinaviska Enskilda Banken AB
Ω	4.488%, 11/10/25		25,000	$24,691,517
Svensk Exportkredit AB
	4.448%, 09/10/25		5,750	5,721,704
	4.446%, 09/16/25		2,000	1,988,705
	4.445%, 09/30/25		10,000	9,926,636
TOTAL SWEDEN				42,328,562
UNITED STATES — (12.2%)
Alphabet, Inc.
Ω	4.449%, 09/23/25		45,000	44,707,725
Chevron Corp.
Ω	4.444%, 08/27/25		35,000	34,886,810
National Securities Clearing Corp.
Ω	4.432%, 08/08/25		10,000	9,990,398
Ω	4.439%, 08/22/25		23,211	23,149,537
Ω	4.451%, 09/08/25		5,000	4,976,443
Ω	4.434%, 09/23/25		25,000	24,836,575
Ω	4.425%, 09/25/25		30,000	29,796,594
Ω	4.416%, 09/30/25		7,000	6,948,290
Nestle Finance International Ltd.
Ω	4.467%, 08/05/25		25,000	24,985,045
Ω	4.438%, 08/11/25		45,000	44,940,713
Ω	4.427%, 09/08/25		15,000	14,927,715
Ω	4.449%, 09/12/25		8,000	7,957,496
Ω	4.403%, 10/20/25		12,000	11,882,470
Novartis Finance Corp.
Ω	0.024%, 09/08/25		5,000	4,976,535
Ω	4.437%, 09/09/25		30,000	29,855,556
Procter & Gamble Co.
Ω	4.417%, 10/22/25		34,000	33,662,927
Ω	4.418%, 10/24/25		24,500	24,251,256
Roche Holdings, Inc.
Ω	4.428%, 09/30/25		40,000	39,708,556
Sanofi SA
Ω	4.459%, 09/04/25		10,000	9,957,870
Ω	4.459%, 09/17/25		50,000	49,710,800
Ω	4.439%, 10/07/25		40,000	39,672,844
Ω	4.464%, 11/10/25		20,000	19,755,540
Ω	4.469%, 11/10/25		10,000	9,877,770
TOTAL UNITED STATES				545,415,465
TOTAL COMMERCIAL PAPER (Cost $1,807,713,765)				1,807,485,701
FOREIGN SOVEREIGN OBLIGATIONS — (11.2%)
CANADA — (7.6%)
Alberta Treasury Bills
∞	2.669%, 09/02/25	CAD	14,000	10,079,172
∞	2.708%, 09/09/25	CAD	27,900	20,075,878
∞	2.730%, 10/28/25	CAD	25,000	17,923,824

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Canada Treasury Bills
∞	2.629%, 08/13/25	CAD	15,500	$11,175,862
∞	2.669%, 09/10/25	CAD	5,000	3,597,719
∞	2.640%, 10/08/25	CAD	10,000	7,180,644
Ontario Treasury Bills
∞	2.697%, 09/03/25	CAD	49,500	35,635,284
∞	2.719%, 09/10/25	CAD	11,000	7,914,903
∞	2.699%, 10/01/25	CAD	16,015	11,505,580
∞	2.678%, 08/20/25	CAD	9,808	7,068,117
∞	2.661%, 08/06/25	CAD	5,000	3,606,957
∞	2.679%, 08/27/25	CAD	32,000	23,048,961
∞	2.704%, 09/17/25	CAD	26,500	19,057,776
∞	2.730%, 10/22/25	CAD	22,000	15,781,062
Province of Manitoba Treasury Bills
∞	2.726%,10/22/25	CAD	25,271	18,125,778
Quebec Treasury Bills
∞	2.668%, 08/22/25	CAD	20,000	14,411,086
∞	2.672%, 08/01/25	CAD	11,000	7,938,243
∞	2.642%, 08/15/25	CAD	28,450	20,510,241
∞	2.679%, 08/29/25	CAD	28,000	20,165,214
∞	2.699%, 09/12/25	CAD	19,500	14,029,276
∞	2.689%, 09/19/25	CAD	35,000	25,167,870
∞	2.698%, 10/03/25	CAD	21,500	15,444,436
∞	2.720%, 10/10/25	CAD	10,000	7,179,850
∞	2.739%, 10/17/25	CAD	7,000	5,023,318
TOTAL CANADA				341,647,051
NEW ZEALAND — (0.1%)
New Zealand Local Government Funding Agency Bills
∞	3.350%, 09/08/25	NZD	4,000	2,347,812
			Face Amount^	Value†
			(000)

SINGAPORE — (2.8%)
Monetary Authority of Singapore Bills
∞	2.414%, 08/07/25	SGD	40,000	$30,798,438
∞	2.293%, 08/14/25	SGD	20,000	15,394,143
∞	2.201%, 08/21/25	SGD	35,000	26,930,872
∞	2.254%, 08/28/25	SGD	70,000	53,844,001
TOTAL SINGAPORE				126,967,454
SWEDEN — (0.7%)
Sweden Treasury Bills
∞	2.248%, 09/17/25	SEK	300,000	30,570,536
TOTAL FOREIGN SOVEREIGN OBLIGATIONS				501,532,853
TOTAL INVESTMENT SECURITIES (Cost $4,470,551,523)				4,464,309,427

		Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	445,504	5,153,151
TOTAL INVESTMENTS — (100.0%)
(Cost $4,475,704,674)^^			$4,469,462,578
As of July 31, 2025, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	23,651,275	NZD	39,077,307	HSBC Bank	08/06/25	$629,319
USD	15,490,733	CAD	21,111,442	Citibank, N.A.	08/11/25	247,048
USD	22,743,730	CAD	30,856,784	HSBC Bank	08/11/25	463,343
USD	64,910,902	CAD	88,183,343	Royal Bank of Canada	08/15/25	1,224,931
USD	130,297,581	SGD	167,901,538	Bank of America Corp.	08/20/25	824,807
USD	81,731,049	SGD	104,842,140	Royal Bank of Canada	08/20/25	884,842
USD	20,491,108	AUD	31,260,772	Bank of America Corp.	08/25/25	394,312
USD	8,983,975	AUD	13,826,820	Royal Bank of Canada	08/25/25	95,046
USD	62,383,782	CAD	85,409,636	Royal Bank of Canada	08/26/25	667,700
USD	10,960,516	CAD	14,986,816	State Street Bank and Trust	08/26/25	131,205
USD	24,720,544	SEK	235,458,359	Bank of America Corp.	08/28/25	630,672
USD	56,279,929	NZD	93,126,331	Bank of America Corp.	08/29/25	1,370,660
USD	11,523,762	NZD	19,053,367	Citibank, N.A.	08/29/25	289,491

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	10,786,343	NZD	18,018,751	State Street Bank and Trust	08/29/25	$162,104
USD	16,793,844	NZD	27,627,452	UBS AG	08/29/25	504,110
USD	37,817,828	CAD	51,516,482	Barclays Capital	09/03/25	577,970
USD	33,258,333	CAD	45,039,618	Barclays Capital	09/04/25	698,833
USD	15,823,457	CAD	21,559,389	Societe Generale	09/04/25	238,002
USD	35,146,468	CAD	47,793,267	Citibank, N.A.	09/05/25	594,646
USD	11,132,117	CAD	15,269,425	Societe Generale	09/05/25	93,188
USD	52,415,116	CAD	71,705,058	Citibank, N.A.	09/08/25	568,829
USD	24,738,788	CAD	33,713,600	Royal Bank of Canada	09/08/25	362,196
USD	37,645,171	CAD	51,395,397	Citibank, N.A.	09/09/25	481,953
USD	33,855,465	CAD	46,130,502	Citibank, N.A.	09/11/25	495,953
USD	14,709,866	CAD	19,959,902	State Street Bank and Trust	09/11/25	275,759
USD	12,695,311	NZD	21,341,040	Bank of America Corp.	09/16/25	104,069
USD	8,350,364	NZD	13,845,921	Citibank, N.A.	09/16/25	181,252
USD	11,645,557	AUD	17,895,755	Citibank, N.A.	09/16/25	135,842
USD	43,245,100	AUD	66,184,990	Royal Bank of Canada	09/16/25	678,002
USD	11,055,962	NZD	18,265,019	Royal Bank of Canada	09/16/25	279,577
USD	14,316,798	NZD	23,783,320	Royal Bank of Canada	09/26/25	279,620
USD	21,178,536	CAD	29,178,738	HSBC Bank	09/29/25	59,209
USD	17,678,088	AUD	26,812,201	Australia and New Zealand Bank	10/07/25	426,797
USD	21,894,662	AUD	33,494,014	State Street Bank and Trust	10/07/25	344,212
USD	39,317,538	AUD	60,157,119	Royal Bank of Canada	10/09/25	610,213
USD	9,394,095	AUD	14,188,918	Societe Generale	10/09/25	264,418
USD	40,221,450	AUD	62,149,937	Royal Bank of Canada	10/17/25	225,617
USD	6,501,875	SEK	62,167,633	State Street Bank and Trust	10/21/25	119,211
USD	9,701,351	NZD	16,160,380	Australia and New Zealand Bank	10/28/25	152,179
USD	11,710,242	NZD	19,807,708	HSBC Bank	10/28/25	5,863
USD	4,955,589	NOK	50,600,000	Citibank, N.A.	10/29/25	58,339
USD	18,043,731	CAD	24,870,345	Citibank, N.A.	10/29/25	16,964
Total Appreciation						$16,848,303
AUD	28,830,048	USD	18,831,870	Australia and New Zealand Bank	08/08/25	$(303,524)
USD	42,314,486	AUD	65,842,326	State Street Bank and Trust	08/08/25	(720)
CAD	151,705	USD	110,785	Citibank, N.A.	08/11/25	(1,246)
CAD	540,381	USD	395,434	Citibank, N.A.	08/15/25	(5,171)
CAD	11,326,348	USD	8,350,662	Societe Generale	08/15/25	(170,778)
SGD	74,555,992	USD	58,182,777	Bank of America Corp.	08/20/25	(690,921)
SGD	33,739,951	USD	26,254,810	HSBC Bank	08/20/25	(237,150)
AUD	7,598,791	USD	4,969,087	Societe Generale	08/25/25	(84,008)
CAD	16,053	USD	11,713	Citibank, N.A.	08/26/25	(113)
CAD	13,044,918	USD	9,551,174	Societe Generale	08/26/25	(125,057)
NZD	16,065,440	USD	9,764,486	Australia and New Zealand Bank	08/29/25	(291,960)
CAD	3,689,072	USD	2,696,752	Bank of America Corp.	09/08/25	(29,371)
CAD	13,701,163	USD	9,970,525	State Street Bank and Trust	09/08/25	(63,910)
Total (Depreciation)						$(2,003,929)
Total Appreciation (Depreciation)						$14,844,374

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
As of July 31, 2025, the value of Rule 144A securities amounted to $2,025,621,095 or 44.9% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$52,704,718	—	$52,704,718
Bonds
Australia	—	325,624,354	—	325,624,354
Canada	—	130,130,329	—	130,130,329
Finland	—	16,770,171	—	16,770,171
Netherlands	—	153,092,068	—	153,092,068
New Zealand	—	170,569,420	—	170,569,420
Norway	—	69,286,075	—	69,286,075
Singapore	—	75,352,633	—	75,352,633
Supranational Organization Obligations	—	379,535,857	—	379,535,857
Sweden	—	101,801,719	—	101,801,719
United States	—	171,010,997	—	171,010,997
U.S. Treasury Obligations	—	509,412,532	—	509,412,532
Commercial Paper	—	1,807,485,701	—	1,807,485,701
Foreign Sovereign Obligations	—	501,532,853	—	501,532,853
Securities Lending Collateral	—	5,153,151	—	5,153,151
Total Investments in Securities	—	$4,469,462,578	—	$4,469,462,578
Financial Instruments
Assets
Forward Currency Contracts**	—	16,848,303	—	16,848,303
Liabilities
Forward Currency Contracts**	—	(2,003,929)	—	(2,003,929)
Total Financial Instruments	—	$14,844,374	—	$14,844,374
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Selectively Hedged Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.3%)
Federal Home Loan Mortgage Corp.
(r)	SOFR + 0.220%, FRN, 4.540%, 07/07/28		2,500	$2,499,192
BONDS — (83.9%)
AUSTRALIA — (7.3%)
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	800	848,705
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.560%, FRN, 4.932%, 03/18/26		2,841	2,845,512
(r)	3M Swap + 0.830%, FRN, 4.434%, 03/31/26	AUD	1,300	837,868
(r)Ω	SOFR + 0.810%, FRN, 5.188%, 01/18/27		2,000	2,013,129
(r)Ω	SOFR + 0.680%, FRN, 5.058%, 07/16/27		5,331	5,358,229
(r)Ω	SOFR + 0.650%, FRN, 5.028%, 09/30/27		4,253	4,269,441
(r)Ω	SOFR + 0.620%, FRN, 4.992%, 06/18/28		300	300,954
(r)Ω	SOFR + 0.850%, FRN, 5.218%, 12/16/29		200	202,064
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	600	643,415
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.630%, FRN, 4.996%, 09/12/25		3,400	3,402,037
(r)	3M Swap + 0.900%, FRN, 4.617%, 01/13/26	AUD	800	515,524
(r)Ω	SOFR + 0.750%, FRN, 5.117%, 03/13/26		100	100,310
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.750%, FRN, 4.558%, 08/17/26	AUD	3,500	$2,258,047
(r)	3M Swap + 0.700%, FRN, 4.417%, 01/14/27	AUD	1,400	902,526
(r)	3M Swap + 1.020%, FRN, 4.828%, 08/18/27	AUD	1,000	648,479
(r)	3M Swap + 0.950%, FRN, 4.758%, 08/17/28	AUD	1,000	648,151
(r)Ω	SOFR + 0.810%, FRN, 5.178%, 03/14/30		300	301,922
Glencore Capital Finance DAC
	0.750%, 03/01/29	EUR	600	636,130
Glencore Funding LLC
Ω	1.625%, 09/01/25		776	773,932
#Ω	1.625%, 04/27/26		1,398	1,366,620
Macquarie Bank Ltd.
(r)	3M Swap + 0.480%, FRN, 4.195%, 12/09/25	AUD	500	321,396
(r)Ω	SOFR + 1.200%, FRN, 5.562%, 12/07/26		5,220	5,266,259
(r)Ω	SOFR + 0.920%, FRN, 5.297%, 07/02/27		3,240	3,268,220
Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	400	488,993
National Australia Bank Ltd.
(r)	3M Swap + 0.920%, FRN, 4.630%, 11/25/25	AUD	1,500	965,633
(r)Ω	SOFR + 0.650%, FRN, 5.014%, 12/10/25		2,160	2,163,453
(r)	3M Swap + 0.780%, FRN, 4.580%, 05/12/26	AUD	8,128	5,240,958

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.410%, FRN, 4.120%, 08/24/26	AUD	3,100	$1,991,777
(r)	3M Swap + 0.850%, FRN, 4.647%, 11/16/26	AUD	6,700	4,327,241
(r)	3M Swap + 1.000%, FRN, 4.800%, 05/12/28	AUD	1,600	1,037,504
Norfina Ltd., 3M Swap + 0.780%, FRN
(r)	4.500%, 01/25/27	AUD	3,500	2,256,563
Optus Finance Pty. Ltd.
	1.000%, 06/20/29	EUR	240	253,837
Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	2,190	2,292,483
Telstra Group Ltd.
	1.000%, 04/23/30	EUR	500	525,424
Westpac Banking Corp.
(r)	3M Swap + 0.800%, FRN, 4.600%, 08/11/25	AUD	2,000	1,285,441
(r)	3M Swap + 0.750%, FRN, 4.550%, 08/10/26	AUD	5,600	3,610,716
(r)	3M Swap + 0.820%, FRN, 4.534%, 12/15/26	AUD	3,300	2,130,437
(r)	3M Swap + 0.700%, FRN, 4.420%, 01/25/27	AUD	2,700	1,739,822
(r)	3M Swap + 1.230%, FRN, 5.030%, 11/11/27	AUD	1,700	1,107,450
(r)	3M Swap + 0.980%, FRN, 4.777%, 02/16/28	AUD	3,200	2,073,446
(r)	3M Swap + 0.930%, FRN, 4.624%, 09/19/28	AUD	2,500	1,617,132
TOTAL AUSTRALIA				72,837,180
		Face Amount^	Value†
		(000)

AUSTRIA — (0.0%)
Erste Group Bank AG
0.250%, 09/14/29	EUR	400	412,604
BELGIUM — (1.4%)
Anheuser-Busch InBev SA
4.000%, 09/24/25	GBP	165	$217,724
Belfius Bank SA
0.010%, 10/15/25	EUR	700	795,548
3.750%, 01/22/29	EUR	1,400	1,641,128
4.125%, 09/12/29	EUR	600	720,438
3.375%, 05/28/30	EUR	3,100	3,566,423
Kingdom of Belgium Government Bonds
0.100%, 06/22/30	EUR	6,500	6,597,503
TOTAL BELGIUM			13,538,764
CANADA — (4.3%)
Bank of Montreal
(r) SOFR + 0.620%, FRN, 4.969%, 09/15/26		310	310,852
(r) SOFR + 1.160%, FRN, 5.508%, 12/11/26		1,000	1,009,435
Bank of Nova Scotia
(r) SOFR + 0.780%, FRN, 5.126%, 06/04/27		2,904	2,916,314
3.500%, 04/17/29	EUR	120	139,815
Brookfield Finance, Inc.
4.850%, 03/29/29		100	100,895
Canada Government Bonds
3.500%, 08/01/25	CAD	1,500	1,082,748
Canadian Imperial Bank of Commerce
3.807%, 07/09/29	EUR	1,551	1,828,898
Enbridge, Inc.
3.125%, 11/15/29		130	122,611
Export Development Canada, SOFR + 0.330%, FRN
(r) 4.676%, 08/01/28		2,160	2,160,790
Federation des Caisses Desjardins du Quebec
5.200%, 10/01/25	CAD	2,000	1,448,701
3.467%, 09/05/29	EUR	200	232,836
Magna International, Inc.
4.150%, 10/01/25		1,000	998,937
National Bank of Canada
5.296%, 11/03/25	CAD	6,900	5,007,380
3.750%, 05/02/29	EUR	800	943,671
Province of Alberta
2.050%, 06/01/30	CAD	900	615,671

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Province of British Columbia
	2.200%, 06/18/30	CAD	1,600	$1,101,663
Province of Manitoba
	2.050%, 06/02/30	CAD	200	136,544
Province of Ontario
	1.550%, 11/01/29	CAD	3,900	2,638,551
	2.050%, 06/02/30	CAD	8,800	6,017,102
Royal Bank of Canada
(r)	SOFR + 0.570%, FRN, 4.915%, 04/27/26		1,200	1,202,165
(r)	SOFR + 0.950%, FRN, 5.293%, 01/19/27		500	503,522
(r)	SOFR + 0.710%, FRN, 5.054%, 01/21/27		2,121	2,127,167
	2.125%, 04/26/29	EUR	172	191,955
Suncor Energy, Inc.
	5.600%, 11/17/25	CAD	1,200	872,001
Toronto-Dominion Bank
(r)	SOFR + 1.080%, FRN, 5.424%, 07/17/26		6,635	6,680,551
	4.994%, 04/05/29		130	132,377
	1.952%, 04/08/30	EUR	1,980	2,156,692
TOTAL CANADA				42,679,844
DENMARK — (0.8%)
Carlsberg Breweries AS
	3.000%, 08/28/29	EUR	2,307	2,652,845
DSV Finance BV
	3.500%, 06/26/29	EUR	120	140,855
	1.375%, 03/16/30	EUR	240	256,627
Kommunekredit
Δ	0.000%, 11/17/29	EUR	1,800	1,848,755
Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	1,400	1,651,932
	3.375%, 01/10/30	EUR	800	924,731
	3.625%, 07/24/30	EUR	700	815,032
TOTAL DENMARK				8,290,777
FINLAND — (2.2%)
Fingrid OYJ
	2.750%, 12/04/29	EUR	120	136,996
Kuntarahoitus OYJ, SOFR + 1.000%, FRN
(r)	5.344%, 07/15/26		4,000	4,023,120
Neste OYJ
	3.750%, 03/20/30	EUR	4,395	5,134,725
Nordea Bank Abp
(r)Ω	SOFR + 0.740%, FRN, 5.090%, 03/19/27		2,896	2,910,434
			Face Amount^	Value†
			(000)

FINLAND — (Continued)
	2.750%, 05/02/30	EUR	4,000	$4,556,540
OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	3,340	3,457,973
Stora Enso OYJ
	4.250%, 09/01/29	EUR	780	927,340
Teollisuuden Voima OYJ
	4.750%, 06/01/30	EUR	510	623,153
TOTAL FINLAND				21,770,281
FRANCE — (7.6%)
Abertis France SAS
	3.375%, 04/21/29	EUR	1,800	2,082,829
	1.625%, 09/18/29	EUR	100	107,830
Aeroports de Paris SA
	2.750%, 04/02/30	EUR	2,300	2,604,874
Agence Francaise de Developpement EPIC
	0.500%, 05/25/30	EUR	300	307,333
Alstom SA
Δ	0.000%, 01/11/29	EUR	500	520,037
APRR SA
	3.125%, 01/24/30	EUR	1,300	1,502,320
Ayvens SA
	3.875%, 07/16/29	EUR	2,900	3,430,893
Banque Federative du Credit Mutuel SA
(r)Ω	SOFR + 1.130%, FRN, 5.474%, 01/23/27		2,250	2,265,647
(r)Ω	SOFR + 1.070%, FRN, 5.411%, 02/16/28		3,200	3,228,484
	4.375%, 05/02/30	EUR	2,000	2,404,962
BNP Paribas SA
	1.375%, 05/28/29	EUR	400	432,632
	3.625%, 09/01/29	EUR	100	117,591
Bouygues SA
	0.500%, 02/11/30	EUR	1,100	1,131,040
BPCE SA
	3.875%, 01/11/29	EUR	600	707,646
	0.625%, 01/15/30	EUR	1,000	1,038,943
Caisse d'Amortissement de la Dette Sociale
	0.600%, 11/25/29	EUR	6,300	6,611,976
	3.125%, 03/01/30	EUR	500	582,753
	2.875%, 05/25/30	EUR	4,200	4,836,022
Cie de Saint-Gobain SA
	3.375%, 04/08/30	EUR	400	465,540
Cie Generale des Etablissements Michelin SCA
	0.875%, 09/03/25	EUR	500	570,463
Credit Agricole SA
(r)Ω	SOFR + 0.870%, FRN, 5.218%, 03/11/27		2,000	2,005,484

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
	4.125%, 03/07/30	EUR	500	$602,286
	Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	1,200	1,288,922
	Electricite de France SA
	4.625%, 04/26/30	EUR	400	489,130
	Elis SA
	3.750%, 03/21/30	EUR	700	821,020
	Engie SA
	3.625%, 01/11/30	EUR	300	352,661
French Republic Government Bonds OAT
	2.750%, 02/25/30	EUR	1,000	1,149,173
	2.500%, 05/25/30	EUR	1,800	2,043,875
	GELF Bond Issuer I SA
	1.125%, 07/18/29	EUR	400	422,623
	ICADE
	1.000%, 01/19/30	EUR	3,000	3,109,872
	JCDecaux SE
	1.625%, 02/07/30	EUR	1,500	1,604,197
	Kering SA
	3.125%, 11/27/29	EUR	600	685,476
Klepierre SA
	2.000%, 05/12/29	EUR	100	110,976
	0.625%, 07/01/30	EUR	5,500	5,626,591
La Banque Postale SA
	4.375%, 01/17/30	EUR	600	723,814
	3.500%, 06/13/30	EUR	600	702,201
	LVMH Moet Hennessy Louis Vuitton SE
	3.375%, 02/05/30	EUR	400	469,024
Pernod Ricard SA
	0.125%, 10/04/29	EUR	300	306,162
	1.750%, 04/08/30	EUR	1,000	1,082,873
	Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	1,600	1,666,674
RCI Banque SA
	3.375%, 07/26/29	EUR	2,147	2,475,215
	4.875%, 10/02/29	EUR	2,120	2,580,185
	SFIL SA
	3.125%, 09/17/29	EUR	2,500	2,899,779
Societe Generale SA
(r)Ω	SOFR + 1.100%, FRN, 5.442%, 02/19/27		2,400	2,404,438
	0.875%, 09/24/29	EUR	700	735,277
	Suez SACA
	2.375%, 05/24/30	EUR	800	884,064
Unibail-Rodamco-Westfield SE
	3.500%, 09/11/29	EUR	200	232,915
	1.375%, 04/15/30	EUR	313	331,447
	Veolia Environnement SA
	1.940%, 01/07/30	EUR	2,000	2,198,869
	WEA Finance LLC
Ω	4.125%, 09/20/28		500	490,028
	TOTAL FRANCE			75,445,066
			Face Amount^	Value†
			(000)

GERMANY — (6.0%)
Bayer AG
	4.250%, 08/26/29	EUR	170	$203,503
	1.125%, 01/06/30	EUR	1,000	1,050,486
Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	200	219,982
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		800	800,154
Bayer U.S. Finance LLC
Ω	6.250%, 01/21/29		500	523,862
BMW U.S. Capital LLC
(r)Ω	SOFR + 0.620%, FRN, 4.959%, 08/11/25		350	350,050
(r)Ω	SOFR + 0.550%, FRN, 4.899%, 04/02/26		1,000	1,000,753
Continental AG
	3.500%, 10/01/29	EUR	1,035	1,208,602
Daimler Truck Finance Canada, Inc.
	5.180%, 09/19/25	CAD	2,200	1,591,570
Daimler Truck Finance North America LLC, SOFR + 0.960%, FRN
(r)Ω	5.311%, 09/25/27		3,000	3,008,254
Daimler Truck International Finance BV
	3.875%, 06/19/29	EUR	300	355,444
Deutsche Bahn AG
	1.875%, 05/24/30	EUR	300	332,224
Deutsche Boerse AG
	3.750%, 09/28/29	EUR	300	356,688
Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	700	813,786
	4.000%, 05/21/30	EUR	300	360,563
Deutsche Post AG
	3.000%, 03/24/30	EUR	3,072	3,534,863
E.ON SE
	3.125%, 03/05/30	EUR	460	534,050
EnBW International Finance BV
	3.000%, 05/20/29	EUR	300	346,567
Fresenius Medical Care AG
	1.250%, 11/29/29	EUR	267	286,670
	1.500%, 05/29/30	EUR	2,096	2,245,394
Fresenius Medical Care U.S. Finance III, Inc.
Ω	3.750%, 06/15/29		500	478,336
Fresenius SE & Co. KGaA
	5.000%, 11/28/29	EUR	600	738,589
Grand City Properties SA
	4.375%, 01/09/30	EUR	3,700	4,409,923
Heidelberg Materials Finance Luxembourg SA
	3.000%, 07/10/30	EUR	6,100	6,958,938

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
HOCHTIEF AG
	4.250%, 05/31/30	EUR	1,500	$1,801,835
HOWOGE Wohnungsbaugesellschaft GmbH
	3.875%, 06/05/30	EUR	2,500	2,930,430
Infineon Technologies AG
	2.875%, 02/13/30	EUR	1,200	1,366,062
Knorr-Bremse AG
	3.000%, 09/30/29	EUR	600	690,025
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	5,000	3,213,268
Mercedes-Benz Finance Canada, Inc.
	1.650%, 09/22/25	CAD	1,000	720,338
Mercedes-Benz Finance North America LLC
(r)Ω	SOFR + 0.570%, FRN, 4.911%, 08/01/25		1,200	1,200,000
(r)Ω	SOFR + 0.670%, FRN, 5.018%, 01/09/26		4,000	4,004,488
NRW Bank
	1.050%, 03/31/26	AUD	2,800	1,765,519
Sixt SE
	3.250%, 01/22/30	EUR	600	691,085
State of Lower Saxony
	0.125%, 01/10/30	EUR	382	392,583
State of Rhineland-Palatinate
	0.050%, 01/23/30	EUR	1,000	1,023,131
State of Saxony-Anhalt
	2.450%, 02/13/30	EUR	200	227,680
Traton Finance Luxembourg SA
	3.750%, 03/27/30	EUR	4,400	5,113,876
Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	900	917,422
Volkswagen Financial Services AG
	3.625%, 05/19/29	EUR	400	464,850
Volkswagen Group of America Finance LLC
Ω	5.250%, 03/22/29		400	404,339
Ω	4.950%, 08/15/29		600	600,914
TOTAL GERMANY				59,237,096
IRELAND — (0.4%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1.750%, 01/30/26		2,700	2,663,419
			Face Amount^	Value†
			(000)

IRELAND — (Continued)
	4.450%, 04/03/26		150	$149,694
	Dell Bank International DAC
	3.625%, 06/24/29	EUR	1,210	1,414,287
	TOTAL IRELAND			4,227,400
ITALY — (1.1%)
	AMCO - Asset Management Co. SpA
	3.250%, 04/02/30	EUR	3,000	3,456,094
	Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	520	572,157
	Banco BPM SpA
	3.375%, 01/21/30	EUR	400	466,087
Eni SpA
	3.750%, 09/12/25	EUR	350	400,062
	0.625%, 01/23/30	EUR	800	827,950
	Iccrea Banca SpA
	3.375%, 01/30/30	EUR	150	174,212
	Intesa Sanpaolo SpA
	5.250%, 01/13/30	EUR	1,460	1,831,957
Italgas SpA
	2.875%, 03/06/30	EUR	200	227,477
	0.875%, 04/24/30	EUR	490	510,048
Snam SpA
Δ	0.000%, 12/07/28	EUR	150	157,068
	4.000%, 11/27/29	EUR	1,370	1,639,315
	Terna - Rete Elettrica Nazionale
	1.000%, 10/11/28	EUR	100	108,661
	TOTAL ITALY			10,371,088
JAPAN — (2.6%)
Japan Government Five Year Bonds
	0.005%, 06/20/26	JPY	200,000	1,318,965
	0.005%, 09/20/26	JPY	410,000	2,698,224
	Japan Government Two Year Bonds
	0.400%, 07/01/26	JPY	245,000	1,621,062
	JT International Financial Services BV
	1.000%, 11/26/29	EUR	400	421,896
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	1,000	1,037,754
	0.797%, 04/15/30	EUR	4,350	4,499,985
Nomura Holdings, Inc.
	1.653%, 07/14/26		4,587	4,465,784
(r)	SOFR + 1.250%, FRN, 5.628%, 07/02/27		2,700	2,724,915
	NTT Finance Corp.
	0.342%, 03/03/30	EUR	1,600	1,625,855
	ORIX Corp.
	3.780%, 05/29/29	EUR	500	585,545

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
Sumitomo Mitsui Financial Group, Inc.
(r)	SOFR + 1.170%, FRN, 5.546%, 07/09/29		900	$908,820
	0.632%, 10/23/29	EUR	940	979,822
	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%, FRN
(r)Ω	5.341%, 09/10/27		1,600	1,616,192
	Toyota Motor Finance Netherlands BV
	3.125%, 07/11/29	EUR	1,500	1,737,932
	TOTAL JAPAN			26,242,751
LUXEMBOURG — (0.8%)
	ArcelorMittal SA
	3.125%, 12/13/28	EUR	1,300	1,496,707
	Eurofins Scientific SE
	4.000%, 07/06/29	EUR	2,360	2,779,961
	SELP Finance SARL
	0.875%, 05/27/29	EUR	3,320	3,490,222
	TOTAL LUXEMBOURG			7,766,890
NETHERLANDS — (3.9%)
ABN AMRO Bank NV
	0.500%, 09/23/29	EUR	600	622,559
	4.250%, 02/21/30	EUR	4,800	5,774,231
	ASN Bank NV
	4.875%, 03/07/30	EUR	2,300	2,809,404
	BNG Bank NV
	0.100%, 01/15/30	EUR	200	205,327
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 5.054%, 01/09/26		6,000	6,013,329
(r)	SOFR + 0.620%, FRN, 4.965%, 08/28/26		1,000	1,003,695
(r)	SOFR + 0.900%, FRN, 5.247%, 10/05/26		300	302,337
(r)	3M Swap + 0.870%, FRN, 4.580%, 02/26/27	AUD	3,800	2,452,546
(r)	SOFR + 0.710%, FRN, 5.056%, 03/05/27		3,500	3,514,656
(r)	3M Swap + 1.180%, FRN, 4.862%, 01/19/28	AUD	500	324,953
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
(r)	3M Swap + 1.150%, FRN, 4.883%, 11/21/28	AUD	2,500	$1,625,342
(r)	3M Swap + 1.030%, FRN, 4.740%, 02/26/29	AUD	1,100	712,492
Heineken NV
	2.875%, 08/04/25	EUR	1,000	1,141,199
JDE Peet's NV
	4.125%, 01/23/30	EUR	610	725,364
Koninklijke Philips NV
	3.250%, 05/23/30	EUR	5,600	6,458,681
Sandoz Finance BV
	3.250%, 09/12/29	EUR	300	347,052
	4.220%, 04/17/30	EUR	1,100	1,324,516
Stedin Holding NV
	0.500%, 11/14/29	EUR	560	580,910
	2.375%, 06/03/30	EUR	2,600	2,903,029
TOTAL NETHERLANDS				38,841,622
NEW ZEALAND — (1.3%)
New Zealand Government Bonds
	4.500%, 05/15/30	NZD	20,300	12,307,803
New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	300	162,274
	4.500%, 05/15/30	NZD	300	179,498
TOTAL NEW ZEALAND				12,649,575
NORWAY — (1.7%)
Kommunalbanken AS
(r),(r)Ω	SOFR + 1.000%, FRN, 5.348%, 06/17/26		11,000	11,063,848
(r)Ω	SOFR + 0.400%, FRN, 4.747%, 03/03/28		5,000	5,003,149
Statnett SF
	1.250%, 04/26/30	EUR	600	637,079
Var Energi ASA
	5.500%, 05/04/29	EUR	190	233,195
TOTAL NORWAY				16,937,271
SINGAPORE — (1.0%)
DBS Group Holdings Ltd.
(r)Ω	SOFR + 0.600%, FRN, 4.970%, 03/21/28		10,000	10,032,900

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

SPAIN — (1.5%)
Acciona Energia Financiacion Filiales SA
3.750%, 04/25/30	EUR	2,200	$2,583,047
Amadeus IT Group SA
3.375%, 03/25/30	EUR	300	347,701
Banco Bilbao Vizcaya Argentaria SA
4.375%, 10/14/29	EUR	100	121,671
Banco Santander SA
3.875%, 04/22/29	EUR	4,100	4,846,788
Cellnex Telecom SA
1.875%, 06/26/29	EUR	400	440,965
Criteria Caixa SA
3.500%, 10/02/29	EUR	2,100	2,443,271
Inmobiliaria Colonial Socimi SA
3.250%, 01/22/30	EUR	600	692,974
Werfen SA
4.250%, 05/03/30	EUR	2,600	3,104,120
TOTAL SPAIN			14,580,537
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.2%)
Asian Development Bank
(r) SOFR + 1.000%, FRN, 5.348%, 06/16/26		3,200	3,220,832
(r) SOFR + 0.300%, FRN, 4.649%, 06/20/28		4,600	4,595,062
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	200	125,823
(r) SOFR + 0.620%, FRN, 4.960%, 08/16/27		1,000	1,006,976
Council of Europe Development Bank
0.050%, 01/21/30	EUR	200	204,745
European Bank for Reconstruction & Development
(r) SOFR + 0.330%, FRN, 4.671%, 02/20/28		4,050	4,054,281
(r) SOFR + 0.300%, FRN, 4.641%, 02/16/29		5,360	5,354,652
European Financial Stability Facility
0.125%, 03/18/30	EUR	172	176,312
European Investment Bank
(r) SOFR + 0.320%, FRN, 4.659%, 08/14/29		1,700	1,701,259
4.000%, 04/15/30	EUR	2,400	2,924,322
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Union
	1.625%, 12/04/29	EUR	2,900	$3,204,695
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 4.518%, 09/16/26		1,100	1,100,022
(r)	SOFR + 0.280%, FRN, 4.624%, 04/12/27		127	127,047
(r)	SOFR + 0.350%, FRN, 4.702%, 10/04/27		9,400	9,417,882
(r)	SOFR + 0.350%, FRN, 4.702%, 10/05/28		6,100	6,105,611
(r)	SOFR + 0.370%, FRN, 4.716%, 08/01/29		9,800	9,807,822
(r)	SOFR + 0.390%, FRN, 4.737%, 03/13/30		2,500	2,498,982
International Bank for Reconstruction & Development
(r)	SOFR + 0.280%, FRN, 4.622%, 02/23/27		5,115	5,119,706
(r)	SOFR + 0.270%, FRN, 4.617%, 06/15/27		4,000	4,000,866
(r)	SOFR + 0.430%, FRN, 4.762%, 08/19/27		9,414	9,443,748
(r)	SOFR + 0.300%, FRN, 4.644%, 01/24/29		230	229,419
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 4.640%, 08/28/28		4,580	4,580,665
(r)	SOFR + 0.360%, FRN, 4.703%, 08/28/29		2,430	2,428,635
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				81,429,364
SWEDEN — (2.9%)
Autoliv, Inc.
	3.625%, 08/07/29	EUR	1,710	1,995,779

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SWEDEN — (Continued)
Castellum Helsinki Finance Holding Abp
	0.875%, 09/17/29	EUR	200	$207,757
Electrolux AB
	2.500%, 05/18/30	EUR	1,800	1,959,355
Lansforsakringar Bank AB
	3.250%, 01/22/30	EUR	1,120	1,291,155
Molnlycke Holding AB
	0.875%, 09/05/29	EUR	100	104,771
SBAB Bank AB
	3.250%, 02/06/30	EUR	600	697,077
Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	1,654	1,947,933
Skandinaviska Enskilda Banken AB
	4.375%, 11/06/28	EUR	750	901,061
	3.375%, 03/19/30	EUR	6,700	7,771,264
Svensk Exportkredit AB
(r)	SOFR + 1.000%, FRN, 5.342%, 08/03/26		3,550	3,576,714
(r)	SOFR + 1.000%, FRN, 5.342%, 05/05/27		5,000	5,058,500
Svenska Handelsbanken AB
(r)Ω	SOFR + 1.250%, FRN, 5.599%, 06/15/26		500	503,978
	1.375%, 02/23/29	EUR	170	184,787
Swedbank AB
	2.875%, 04/30/29	EUR	700	799,477
	3.250%, 09/24/29	EUR	460	530,787
Tele2 AB
	3.750%, 11/22/29	EUR	300	352,805
Volvo Treasury AB
	3.125%, 08/26/29	EUR	710	822,332
TOTAL SWEDEN				28,705,532
SWITZERLAND — (1.3%)
ABB Finance BV
Δ	0.000%, 01/19/30	EUR	1,360	1,377,647
Firmenich Productions Participations SAS
	1.750%, 04/30/30	EUR	1,150	1,253,094
Sika Capital BV
	3.750%, 05/03/30	EUR	670	793,424
Swiss Life Finance I AG
	3.250%, 08/31/29	EUR	600	698,256
UBS AG
	0.010%, 03/31/26	EUR	1,270	1,429,894
UBS Group AG
Ω	4.125%, 09/24/25		2,000	1,998,082
Ω	4.125%, 04/15/26		5,000	4,989,050
TOTAL SWITZERLAND				12,539,447
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (3.9%)
	Barclays PLC
	4.375%, 01/12/26		1,400	$1,398,945
BAT International Finance PLC
	1.668%, 03/25/26		300	294,157
	2.250%, 01/16/30	EUR	430	474,964
Cadent Finance PLC
	4.250%, 07/05/29	EUR	200	240,484
	0.625%, 03/19/30	EUR	4,000	4,099,824
	CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	900	934,848
	CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	170	185,544
	Lloyds Bank Corporate Markets PLC
	3.250%, 03/24/30	EUR	5,020	5,828,770
Motability Operations Group PLC
	3.625%, 07/24/29	EUR	1,000	1,170,744
	4.000%, 01/17/30	EUR	4,700	5,586,012
	National Gas Transmission PLC
	4.250%, 04/05/30	EUR	100	119,561
	National Grid PLC
	0.553%, 09/18/29	EUR	900	935,079
Nationwide Building Society
#Ω	1.000%, 08/28/25		500	498,545
	3.250%, 09/05/29	EUR	600	696,977
	3.000%, 03/03/30	EUR	5,909	6,770,697
	NatWest Group PLC
	4.800%, 04/05/26		668	668,938
	NatWest Markets PLC
	3.125%, 01/10/30	EUR	3,120	3,593,021
	Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	1,900	2,235,469
	Santander U.K. PLC
	3.346%, 03/25/30	EUR	800	927,190
	Sky Ltd.
	2.250%, 11/17/25	EUR	300	342,433
SSE PLC
	0.875%, 09/06/25	EUR	1,000	1,139,746
	2.875%, 08/01/29	EUR	120	137,607
	WPP Finance 2013
	3.625%, 09/12/29	EUR	750	870,859
	TOTAL UNITED KINGDOM			39,150,414
UNITED STATES — (23.7%)
	3M Co.
	1.750%, 05/15/30	EUR	1,700	1,839,845
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25		707	707,000

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Albemarle New Holding GmbH
1.625%, 11/25/28	EUR	300	$327,668
American Express Co.
(r) SOFR + 0.760%, FRN, 5.100%, 02/13/26		2,035	2,038,831
(r) SOFR + 0.650%, FRN, 4.991%, 11/04/26		2,400	2,405,980
American Honda Finance Corp.
(r) SOFR + 0.600%, FRN, 4.941%, 08/14/25		610	610,069
(r) SOFR + 0.790%, FRN, 5.138%, 10/03/25		1,000	1,001,090
(r) SOFR + 0.710%, FRN, 5.054%, 01/09/26		3,167	3,172,628
(r) SOFR + 0.720%, FRN, 5.064%, 10/22/27		4,838	4,830,107
American Medical Systems Europe BV
3.375%, 03/08/29	EUR	600	700,777
American National Group, Inc.
5.750%, 10/01/29		700	714,161
American Tower Corp.
1.300%, 09/15/25		260	258,837
1.600%, 04/15/26		170	166,396
0.875%, 05/21/29	EUR	120	127,536
ARES Capital Corp.
5.875%, 03/01/29		200	204,251
5.950%, 07/15/29		1,500	1,536,488
AT&T, Inc.
2.600%, 12/17/29	EUR	900	1,017,871
3.150%, 06/01/30	EUR	1,680	1,936,717
Aviation Capital Group LLC
6.750%, 10/25/28		600	635,572
Avnet, Inc.
4.625%, 04/15/26		2,000	1,996,175
Bank of America Corp.
3.875%, 08/01/25		50	50,000
BG Energy Capital PLC
2.250%, 11/21/29	EUR	200	222,957
Boardwalk Pipelines LP
5.950%, 06/01/26		188	189,280
Boeing Co.
3.100%, 05/01/26		529	522,599
2.950%, 02/01/30		200	185,734
Booking Holdings, Inc.
4.250%, 05/15/29	EUR	100	120,378
Boston Properties LP
4.500%, 12/01/28		600	594,116
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
3.400%, 06/21/29		3,400	$3,221,080
Bristol-Myers Squibb Co., SOFR + 0.490%, FRN
(r) 4.832%, 02/20/26		3,500	3,504,550
Brunswick Corp.
5.850%, 03/18/29		730	750,299
Capital One Financial Corp.
# 4.500%, 01/30/26		647	646,377
Cargill, Inc.
3.875%, 04/24/30	EUR	200	238,431
Caterpillar Financial Services Corp.
3.650%, 08/12/25		120	119,968
(r) SOFR + 0.460%, FRN, 4.805%, 02/27/26		1,508	1,509,670
(r) SOFR + 0.520%, FRN, 4.867%, 03/03/28		1,500	1,498,251
Charles Schwab Corp.
(r) SOFR + 0.520%, FRN, 4.860%, 05/13/26		4,376	4,377,998
(r) SOFR + 1.050%, FRN, 5.397%, 03/03/27		4,000	4,035,456
Chubb INA Holdings LLC
0.875%, 12/15/29	EUR	300	314,973
Cigna Group
5.000%, 05/15/29		3,100	3,158,503
Citigroup, Inc.
3.400%, 05/01/26		366	362,970
1.250%, 04/10/29	EUR	400	435,333
Citizens Financial Group, Inc.
2.500%, 02/06/30		800	724,957
CNO Financial Group, Inc.
5.250%, 05/30/29		2,960	2,985,496
Comcast Corp.
0.250%, 09/14/29	EUR	500	515,893
COPT Defense Properties LP
2.250%, 03/15/26		1,400	1,375,568
Danaher Corp.
2.500%, 03/30/30	EUR	4,000	4,524,629
Dollar General Corp.
3.500%, 04/03/30		1,100	1,042,972
DXC Technology Co.
1.800%, 09/15/26		285	275,799
Eaton Capital ULC
0.577%, 03/08/30	EUR	240	248,124
Elevance Health, Inc.
5.350%, 10/15/25		3,000	3,002,059
1.500%, 03/15/26		1,200	1,177,315

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Emerson Electric Co.
	2.000%, 10/15/29	EUR	500	$552,779
	Energy Transfer LP
	5.250%, 07/01/29		190	194,297
	EPR Properties
	3.750%, 08/15/29		600	569,885
Equinix, Inc.
	1.000%, 09/15/25		500	497,534
	3.200%, 11/18/29		270	254,886
	Expedia Group, Inc.
#	5.000%, 02/15/26		2,811	2,811,861
	Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	2,670	2,904,713
	Flex Ltd.
	3.750%, 02/01/26		7,297	7,258,657
	Fortive Corp.
	3.700%, 08/15/29	EUR	2,790	3,293,286
General Motors Financial Co., Inc.
	6.050%, 10/10/25		3,000	3,006,744
(r)	SOFR + 1.350%, FRN, 5.689%, 05/08/27		1,100	1,104,107
	5.550%, 07/15/29		130	132,815
	4.900%, 10/06/29		370	369,403
	4.000%, 07/10/30	EUR	640	755,063
	Global Payments, Inc.
	3.200%, 08/15/29		1,725	1,621,850
	Goldman Sachs Group, Inc.
	1.250%, 02/07/29	EUR	1,075	1,166,256
	HCA, Inc.
	5.250%, 03/01/30		1,000	1,021,512
Healthcare Realty Holdings LP
	3.100%, 02/15/30		1,000	929,077
	2.400%, 03/15/30		800	714,152
Highwoods Realty LP
	4.200%, 04/15/29		4,081	3,958,859
	3.050%, 02/15/30		120	109,252
	Honeywell International, Inc.
	3.375%, 03/01/30	EUR	130	151,256
	HSBC USA, Inc., SOFR + 0.960%, FRN
#(r)	5.306%, 03/04/27		3,920	3,947,445
	Hyatt Hotels Corp.
	5.250%, 06/30/29		3,200	3,255,919
	Illinois Tool Works, Inc.
	2.125%, 05/22/30	EUR	4,100	4,534,576
	Intel Corp.
	4.875%, 02/10/26		100	100,055
	International Business Machines Corp.
	2.900%, 02/10/30	EUR	900	1,031,399
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	International Flavors & Fragrances, Inc.
	1.800%, 09/25/26	EUR	2,000	$2,263,933
	Jabil, Inc.
	3.600%, 01/15/30		210	199,828
	Jefferies Financial Group, Inc.
	4.000%, 04/16/29	EUR	1,200	1,419,240
	John Deere Bank SA
	3.300%, 10/15/29	EUR	400	466,765
John Deere Capital Corp.
(r)	SOFR + 0.570%, FRN, 4.917%, 03/03/26		300	300,552
(r)	SOFR + 0.790%, FRN, 5.135%, 06/08/26		3,950	3,963,032
(r)	SOFR + 0.680%, FRN, 5.024%, 07/15/27		2,950	2,965,158
	JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.346%, 12/08/26		950	957,088
	Juniper Networks, Inc.
	1.200%, 12/10/25		4,472	4,413,496
	Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r)	5.229%, 03/15/27		3,000	3,017,565
	KeyBank NA
	4.150%, 08/08/25		930	929,779
	KeyCorp
	2.550%, 10/01/29		120	110,827
	Laboratory Corp. of America Holdings
	2.950%, 12/01/29		38	35,600
	Lazard Group LLC
	3.625%, 03/01/27		4,000	3,954,536
	Lowe's Cos., Inc.
	4.400%, 09/08/25		200	199,918
	Marathon Petroleum Corp.
	5.150%, 03/01/30		1,300	1,324,000
	Mastercard, Inc., SOFR + 0.440%, FRN
(r)	4.789%, 03/15/28		720	721,298
	McDonald's Corp.
	4.000%, 03/07/30	EUR	400	477,860
	Medtronic Global Holdings SCA
Δ	0.000%, 10/15/25	EUR	1,474	1,674,816
	Medtronic, Inc.
	3.650%, 10/15/29	EUR	2,950	3,486,757
	Moody's Corp.
	0.950%, 02/25/30	EUR	2,000	2,092,714
	MPLX LP
	1.750%, 03/01/26		1,255	1,233,850

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Nasdaq, Inc.
	0.875%, 02/13/30	EUR	1,600	$1,667,650
National Grid North America, Inc.
	3.247%, 11/25/29	EUR	2,400	2,771,731
	3.150%, 06/03/30	EUR	1,000	1,145,352
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.800%, FRN, 5.141%, 02/05/27		4,988	5,007,077
(r)	SOFR + 0.820%, FRN, 5.169%, 09/16/27		1,000	1,003,769
	National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.912%, 05/20/27		750	751,897
Netflix, Inc.
	3.875%, 11/15/29	EUR	500	596,850
	3.625%, 06/15/30	EUR	2,500	2,960,448
NextEra Energy Capital Holdings, Inc.
	5.749%, 09/01/25		2,400	2,401,491
(r)	SOFR + 0.760%, FRN, 5.106%, 01/29/26		2,240	2,245,209
	NiSource, Inc.
	0.950%, 08/15/25		700	699,083
	ONEOK, Inc.
	2.200%, 09/15/25		1,927	1,920,909
	Ovintiv, Inc.
	5.375%, 01/01/26		242	242,216
	PACCAR Financial Corp.
	4.000%, 09/26/29		250	247,936
	Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	1,000	1,142,773
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	1.700%, 06/15/26		4,000	3,897,283
PepsiCo, Inc.
	5.250%, 11/10/25		200	200,404
(r)	SOFR + 0.400%, FRN, 4.740%, 02/13/26		2,900	2,903,238
Philip Morris International, Inc.
	3.375%, 08/11/25		600	599,781
(r)	SOFR + 0.830%, FRN, 5.176%, 04/28/28		4,000	4,023,972
	Procter & Gamble Co.
	0.350%, 05/05/30	EUR	270	276,414
	Prologis Euro Finance LLC
	3.875%, 01/31/30	EUR	212	249,799
	Radian Group, Inc.
	6.200%, 05/15/29		3,130	3,250,364
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Realty Income Corp.
	1.875%, 01/14/27	GBP	300	$380,966
	4.875%, 07/06/30	EUR	1,060	1,304,826
	Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.080%, 11/13/26		1,800	1,811,683
	Royalty Pharma PLC
	1.200%, 09/02/25		7,500	7,474,266
	RTX Corp.
	2.150%, 05/18/30	EUR	1,260	1,380,467
	Ryder System, Inc.
	3.350%, 09/01/25		281	280,494
	Simon Property Group LP
	3.500%, 09/01/25		1,830	1,828,192
	Southwestern Electric Power Co.
	1.650%, 03/15/26		2,188	2,149,132
State Street Corp.
(r)	SOFR + 0.845%, FRN, 5.184%, 08/03/26		2,375	2,385,503
(r)	SOFR + 0.640%, FRN, 4.984%, 10/22/27		950	951,508
	Synchrony Financial
	5.150%, 03/19/29		800	803,538
	Toyota Motor Credit Corp., SOFR + 0.650%, FRN
(r)	5.000%, 03/19/27		1,100	1,102,082
	Truist Financial Corp.
	1.200%, 08/05/25		70	69,973
	UnitedHealth Group, Inc., SOFR + 0.500%, FRN
(r)	4.844%, 07/15/26		776	777,771
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		806	799,765
	Verizon Communications, Inc.
	1.875%, 10/26/29	EUR	300	329,900
	VMware LLC
	1.400%, 08/15/26		104	100,757
	Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.775%, 04/28/27		1,000	1,004,073
	Wells Fargo & Co.
	0.625%, 03/25/30	EUR	4,500	4,617,586
	Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	5.418%, 12/11/26		1,600	1,614,499
	Western Union Co.
	1.350%, 03/15/26		3,062	2,998,002
	Westlake Corp.
	1.625%, 07/17/29	EUR	800	860,875
Williams Cos., Inc.
	4.000%, 09/15/25		3,175	3,170,856
	4.800%, 11/15/29		260	262,031

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Wisconsin Power & Light Co.
	3.000%, 07/01/29		600	$568,566
WPC Eurobond BV
	0.950%, 06/01/30	EUR	3,870	3,981,793
Zoetis, Inc.
	5.400%, 11/14/25		1,213	1,214,710
TOTAL UNITED STATES				235,045,444
TOTAL BONDS				832,731,847
U.S. TREASURY OBLIGATIONS — (6.5%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 4.451%, 10/31/25		26,250	26,260,112
(r)	3M USTMMR + 0.245%, FRN, 4.526%, 01/31/26		28,200	28,227,896
(r)	3M USTMMR + 0.160%, FRN, 4.441%, 04/30/27		10,000	10,005,911
TOTAL U.S. TREASURY OBLIGATIONS				64,493,919
COMMERCIAL PAPER — (9.0%)
AUSTRALIA — (0.3%)
Telstra Group Ltd.
Ω	4.688%, 09/25/25		2,750	2,730,753
CANADA — (2.4%)
Hydro-Quebec
Ω	4.440%, 09/15/25		10,000	9,944,417
Province of Ontario
	4.471%, 10/10/25		1,750	1,735,056
PSP Capital, Inc.
Ω	4.456%, 09/03/25		3,000	2,987,777
Ω	4.438%, 09/08/25		4,000	3,981,284
Ω	4.467%, 09/22/25		5,000	4,968,144
TOTAL CANADA				23,616,678
FRANCE — (0.5%)
Caisse des Depots et Consignations
Ω	4.424%, 09/17/25		5,000	4,970,960
GERMANY — (1.8%)
BASF SE
Ω	4.721%, 08/12/25		3,250	3,245,019
Ω	4.720%, 09/30/25		1,800	1,785,752
Ω	4.809%, 11/04/25		2,500	2,468,667
		Face Amount^	Value†
		(000)

GERMANY — (Continued)
Erste Abwicklungsanstalt
Ω	4.459%, 08/22/25	5,000	$4,986,763
Ω	4.460%, 08/22/25	5,000	4,986,764
TOTAL GERMANY			17,472,965
SWEDEN — (0.8%)
Svensk Exportkredit AB
	4.449%, 09/10/25	8,000	7,960,631
UNITED KINGDOM — (0.6%)
LSEGA Financing PLC
Ω	4.553%, 08/15/25	2,500	2,495,357
Ω	4.590%, 09/16/25	3,750	3,728,039
TOTAL UNITED KINGDOM			6,223,396
UNITED STATES — (2.6%)
AbbVie, Inc.
Ω	4.780%, 09/16/25	1,000	994,011
Boston Properties LP
Ω	4.824%, 08/04/25	2,000	1,998,984
Ω	4.825%, 08/04/25	500	499,746
CRH America Finance, Inc.
Ω	4.640%, 08/29/25	2,000	1,992,620
Dominion Energy, Inc.
Ω	4.616%, 08/07/25	900	899,207
Honeywell International, Inc.
Ω	4.607%, 08/19/25	3,000	2,993,152
Ω	4.534%, 09/05/25	1,000	995,660
Ω	4.592%, 09/25/25	5,000	4,966,042
Ω	4.553%, 10/31/25	500	494,419
McCormick & Co., Inc.
Ω	4.593%, 08/20/25	1,000	997,452
Parker-Hannifin Corp.
Ω	4.631%, 08/11/25	2,500	2,496,515
Roche Holdings, Inc.
Ω	4.428%, 09/30/25	2,000	1,985,428
Sanofi SA
Ω	4.481%, 09/04/25	5,000	4,978,935
TOTAL UNITED STATES			26,292,171
TOTAL COMMERCIAL PAPER (Cost $89,277,713)			89,267,554
TOTAL INVESTMENT SECURITIES (Cost $989,293,933)			988,992,512

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	294,627	$3,407,946
TOTAL INVESTMENTS — (100.0%)
(Cost $992,701,761)^^			$992,400,458
As of July 31, 2025, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	18,894,468	SGD	24,258,079	NatWest Markets PLC	08/07/25	$207,231
USD	15,764,891	EUR	13,804,133	Australia and New Zealand Bank	08/12/25	3,314
USD	20,150,091	EUR	17,563,075	Royal Bank of Canada	08/12/25	96,550
USD	3,474,640	EUR	2,989,977	UBS AG	08/12/25	60,681
USD	14,200,782	EUR	12,170,074	Bank of America Corp.	08/15/25	302,208
USD	10,109,251	EUR	8,569,470	HSBC Bank	08/15/25	322,670
USD	7,397,747	EUR	6,362,263	NatWest Markets PLC	08/15/25	131,860
USD	2,918,711	JPY	418,484,498	Royal Bank of Canada	08/15/25	140,261
USD	31,204,946	EUR	27,030,977	State Street Bank and Trust	08/15/25	334,794
USD	560,422	NZD	935,405	Australia and New Zealand Bank	08/21/25	9,048
USD	1,448,697	NZD	2,406,088	Bank of America Corp.	08/21/25	30,428
USD	2,738,767	NZD	4,595,290	Citibank, N.A.	08/21/25	30,073
USD	550,943	NZD	930,690	State Street Bank and Trust	08/21/25	2,348
USD	5,664,116	CAD	7,755,014	Citibank, N.A.	08/26/25	60,426
USD	5,002,092	EUR	4,230,105	Barclays Capital	09/02/25	165,410
USD	21,579,665	EUR	18,640,817	NatWest Markets PLC	09/02/25	265,840
USD	16,802,189	EUR	14,435,393	State Street Bank and Trust	09/02/25	296,827
USD	14,975,010	EUR	12,758,420	UBS AG	09/02/25	387,091
USD	5,496,140	CAD	7,443,007	Bank of America Corp.	09/05/25	115,268
USD	5,103,142	EUR	4,344,739	Barclays Capital	09/05/25	134,400
USD	9,558,326	EUR	8,150,949	HSBC Bank	09/05/25	236,715
USD	44,610,236	EUR	38,007,109	State Street Bank and Trust	09/05/25	1,144,438
USD	9,120,600	EUR	7,700,803	UBS AG	09/05/25	313,786
USD	659,267	NZD	1,085,333	Australia and New Zealand Bank	09/09/25	19,078
USD	5,214,607	NZD	8,561,783	Bank of America Corp.	09/09/25	164,400
USD	1,143,568	NZD	1,889,143	Citibank, N.A.	09/09/25	29,249
USD	15,913,282	CAD	21,686,275	Citibank, N.A.	09/11/25	230,739
USD	515,535	GBP	379,712	Citibank, N.A.	09/18/25	13,849
USD	2,923,397	JPY	431,713,080	State Street Bank and Trust	09/19/25	45,884
USD	45,809,296	EUR	39,003,853	Citibank, N.A.	09/22/25	1,153,581
USD	739,285	EUR	635,384	JPMorgan Chase Bank NA	09/22/25	11,831
USD	2,826,227	EUR	2,466,238	NatWest Markets PLC	09/22/25	2,619
USD	6,698,963	EUR	5,779,342	UBS AG	09/22/25	82,164
USD	348,322	GBP	255,861	Citibank, N.A.	10/07/25	10,209
USD	47,008,575	AUD	71,435,209	Royal Bank of Canada	10/14/25	1,040,015
USD	749,874	NZD	1,268,119	Australia and New Zealand Bank	10/29/25	514
Total Appreciation						$7,595,799
SGD	10,765,099	USD	8,349,627	HSBC Bank	08/07/25	$(56,721)
SGD	13,492,980	USD	10,431,888	NatWest Markets PLC	08/07/25	(37,557)
EUR	531,828	USD	625,444	Bank of America Corp.	08/12/25	(18,202)
USD	455,818	EUR	407,029	Citibank, N.A.	08/12/25	(8,928)
EUR	618,625	USD	721,530	Citibank, N.A.	08/12/25	(15,183)
USD	14,633,903	EUR	13,039,856	HSBC Bank	08/12/25	(255,021)
EUR	5,093,750	USD	5,844,296	HSBC Bank	08/12/25	(28,246)
USD	4,816,643	EUR	4,249,283	NatWest Markets PLC	08/12/25	(35,194)

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	61,760,637	EUR	54,901,510	State Street Bank and Trust	08/12/25	$(925,978)
CAD	4,928,569	USD	3,615,695	Barclays Capital	08/26/25	(54,364)
CAD	2,326,190	USD	1,695,017	Citibank, N.A.	08/26/25	(14,137)
GBP	174,084	USD	232,882	Citibank, N.A.	09/18/25	(2,878)
Total (Depreciation)						$(1,452,409)
Total Appreciation (Depreciation)						$6,143,390
As of July 31, 2025, the value of Rule 144A securities amounted to $171,674,293 or 17.0% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$2,499,192	—	$2,499,192
Bonds
Australia	—	72,837,180	—	72,837,180
Austria	—	412,604	—	412,604
Belgium	—	13,538,764	—	13,538,764
Canada	—	42,679,844	—	42,679,844
Denmark	—	8,290,777	—	8,290,777
Finland	—	21,770,281	—	21,770,281
France	—	75,445,066	—	75,445,066
Germany	—	59,237,096	—	59,237,096
Ireland	—	4,227,400	—	4,227,400
Italy	—	10,371,088	—	10,371,088
Japan	—	26,242,751	—	26,242,751
Luxembourg	—	7,766,890	—	7,766,890
Netherlands	—	38,841,622	—	38,841,622
New Zealand	—	12,649,575	—	12,649,575
Norway	—	16,937,271	—	16,937,271
Singapore	—	10,032,900	—	10,032,900
Spain	—	14,580,537	—	14,580,537
Supranational Organization Obligations	—	81,429,364	—	81,429,364
Sweden	—	28,705,532	—	28,705,532
Switzerland	—	12,539,447	—	12,539,447
United Kingdom	—	39,150,414	—	39,150,414
United States	—	235,045,444	—	235,045,444
U.S. Treasury Obligations	—	64,493,919	—	64,493,919
Commercial Paper	—	89,267,554	—	89,267,554
Securities Lending Collateral	—	3,407,946	—	3,407,946
Total Investments in Securities	—	$992,400,458	—	$992,400,458

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Forward Currency Contracts**	—	$7,595,799	—	$7,595,799
Liabilities
Forward Currency Contracts**	—	(1,452,409)	—	(1,452,409)
Total Financial Instruments	—	$6,143,390	—	$6,143,390
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Short-Term Government Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (16.5%)
Federal Farm Credit Discount Notes
∞	4.327%, 09/02/25	4,650	$4,631,970
Federal Home Loan Bank Discount Notes
∞	4.312%, 08/01/25	12,000	11,998,587
∞	4.314%, 08/06/25	16,000	15,988,693
∞	4.335%, 09/17/25	89,600	89,094,656
∞	4.366%, 10/15/25	55,000	54,507,108
∞	4.355%, 10/22/25	69,625	68,943,575
∞	4.353%, 10/24/25	57,711	57,132,567
∞	4.349%, 11/06/25	8,350	8,254,645
TOTAL AGENCY OBLIGATIONS			310,551,801
U.S. TREASURY OBLIGATIONS — (75.7%)
U.S. Treasury Bills
∞	4.433%, 08/07/25	122,350	122,262,963
∞	4.384%, 08/14/25	53,950	53,866,593
∞	4.360%, 08/19/25	81,950	81,774,381
∞	4.341%, 08/21/25	64,750	64,595,463
∞	4.360%, 08/26/25	110,500	110,170,188
∞	4.337%, 08/28/25	72,900	72,665,581
∞	4.341%, 09/04/25	85,000	84,656,652
∞	4.338%, 09/11/25	53,000	52,741,202
∞	4.356%, 09/16/25	20,850	20,736,320
∞	4.330%, 09/18/25	25,000	24,857,864
∞	4.337%, 09/23/25	52,425	52,094,086
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r)	4.431%, 04/30/26	27,475	27,496,202
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r)	4.441%, 04/30/27	165,675	165,772,932
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r)	4.451%, 10/31/25	146,700	146,756,510
U.S. Treasury Notes, 3M USTMMR + 0.182%, FRN
(r)	4.463%, 07/31/26	51,675	51,729,724
U.S. Treasury Notes, 3M USTMMR + 0.205%, FRN
(r)	4.486%, 10/31/26	11,000	11,012,011
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r)	4.526%, 01/31/26	148,700	148,847,097
U.S.Treasury Notes, 3M USTMMR + 0.159%, FRN
(r)	4.440%, 07/31/27	130,500	130,657,033
TOTAL U.S. TREASURY OBLIGATIONS			1,422,692,802
TOTAL INVESTMENT SECURITIES (Cost $1,732,819,639)			1,733,244,603

		Shares
TEMPORARY CASH INVESTMENTS — (7.8%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	147,360,193	147,360,193
TOTAL INVESTMENTS — (100.0%)
(Cost $1,880,179,832)^^			$1,880,604,796

DFA Short-Term Government Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$310,551,801	—	$310,551,801
U.S. Treasury Obligations	—	1,422,692,802	—	1,422,692,802
Temporary Cash Investments	$147,360,193	—	—	147,360,193
Total Investments in Securities	$147,360,193	$1,733,244,603	—	$1,880,604,796

DFA Five-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (53.6%)
AUSTRALIA — (8.6%)
Australia & New Zealand Banking Group Ltd.
(r)	SOFR + 0.640%, FRN, 5.016%, 10/03/25		1,600	$1,601,422
(r)Ω	SOFR + 0.560%, FRN, 4.932%, 03/18/26		82,266	82,396,666
(r)Ω	SOFR + 0.810%, FRN, 5.188%, 01/18/27		12,060	12,139,167
(r)	3M Swap + 0.800%, FRN, 4.650%, 02/05/27	AUD	55,200	35,630,366
(r)	3M Swap + 0.970%, FRN, 4.770%, 05/12/27	AUD	4,710	3,049,644
(r)	3M Swap + 1.200%, FRN, 5.050%, 11/04/27	AUD	18,900	12,304,591
(r)	3M Swap + 0.670%, FRN, 4.384%, 12/15/27	AUD	23,400	15,059,664
(r)	3M Swap + 0.680%, FRN, 4.488%, 02/18/28	AUD	16,800	10,805,157
(r)	3M Swap + 1.060%, FRN, 4.664%, 03/31/28	AUD	14,900	9,673,825
(r)	3M Swap + 0.930%, FRN, 4.665%, 09/11/28	AUD	16,000	10,352,526
(r)	3M Swap + 0.960%, FRN, 4.810%, 02/05/29	AUD	8,500	5,504,040
Commonwealth Bank of Australia
	4.200%, 08/18/25	AUD	17,300	11,118,067
(r)Ω	SOFR + 0.630%, FRN, 4.996%, 09/12/25		4,600	4,602,755
(r)Ω	SOFR + 0.750%, FRN, 5.117%, 03/13/26		2,300	2,307,136
(r)	3M Swap + 0.750%, FRN, 4.558%, 08/17/26	AUD	12,470	8,045,099
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.700%, FRN, 4.417%, 01/14/27	AUD	74,700	$48,156,212
(r)	3M Swap + 0.700%, FRN, 4.394%, 07/22/27	AUD	60,350	38,916,955
(r)	3M Swap + 1.020%, FRN, 4.828%, 08/18/27	AUD	47,000	30,478,504
(r)	3M Swap + 1.150%, FRN, 4.867%, 01/13/28	AUD	21,550	14,022,775
(r)	3M Swap + 0.950%, FRN, 4.758%, 08/17/28	AUD	750	486,113
(r)	3M Swap + 0.840%, FRN, 4.606%, 01/09/30	AUD	5,500	3,546,663
National Australia Bank Ltd.
(r)	3M Swap + 0.850%, FRN, 4.647%, 11/16/26	AUD	59,500	38,428,480
(r)	3M Swap + 0.720%, FRN, 4.430%, 02/25/27	AUD	50,140	32,323,649
(r)	3M Swap + 0.700%, FRN, 4.500%, 05/10/27	AUD	62,000	39,946,300
(r)	3M Swap + 0.700%, FRN, 4.387%, 10/18/27	AUD	62,100	40,005,143
(r)	3M Swap + 1.200%, FRN, 4.910%, 11/25/27	AUD	20,470	13,328,297
(r)	3M Swap + 1.000%, FRN, 4.800%, 05/12/28	AUD	67,710	43,905,890
(r)	3M Swap + 1.030%, FRN, 4.827%, 11/16/28	AUD	970	629,635
(r)	3M Swap + 0.900%, FRN, 4.564%, 03/22/29	AUD	22,000	14,228,361
Westpac Banking Corp.
	3.735%, 08/26/25		140	139,912
(r)	SOFR + 0.720%, FRN, 5.068%, 11/17/25		4,497	4,503,838

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.750%, FRN, 4.550%, 08/10/26	AUD	23,200	$14,958,681
(r)	3M Swap + 0.820%, FRN, 4.534%, 12/15/26	AUD	27,100	17,495,405
(r)	3M Swap + 0.700%, FRN, 4.420%, 01/25/27	AUD	3,800	2,448,639
(r)	3M Swap + 1.050%, FRN, 4.844%, 05/20/27	AUD	27,300	17,694,173
(r)	3M Swap + 1.230%, FRN, 5.030%, 11/11/27	AUD	39,000	25,406,216
(r)	3M Swap + 0.980%, FRN, 4.777%, 02/16/28	AUD	69,100	44,773,472
(r)	3M Swap + 0.930%, FRN, 4.624%, 09/19/28	AUD	2,500	1,617,132
(r)	3M Swap + 1.000%, FRN, 4.717%, 01/15/29	AUD	45,000	29,176,630
(r)	3M Swap + 0.850%, FRN, 4.544%, 09/19/29	AUD	49,300	31,795,434
TOTAL AUSTRALIA				773,002,634
BELGIUM — (3.0%)
Euroclear Holding NV
	1.500%, 04/11/30	EUR	3,600	3,874,739
Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	262,960	266,904,501
TOTAL BELGIUM				270,779,240
CANADA — (3.8%)
Canada Government Bonds
	3.500%, 08/01/25	CAD	140,900	101,706,086
	3.000%, 10/01/25	CAD	68,000	49,099,278
	4.500%, 11/01/25	CAD	10,000	7,247,618
CPPIB Capital, Inc.
	3.950%, 09/08/25	CAD	13,600	9,825,156
(r)Ω	SOFR + 1.250%, FRN, 5.596%, 03/11/26		20,393	20,513,184
Province of Alberta
	4.100%, 06/01/29	CAD	14,500	10,851,454
	2.050%, 06/01/30	CAD	41,200	28,184,059
Province of British Columbia
	5.700%, 06/18/29	CAD	18,000	14,229,951
	2.200%, 06/18/30	CAD	14,200	9,777,258
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Province of Manitoba
	4.400%, 09/05/25	CAD	100	$72,268
	2.050%, 06/02/30	CAD	2,700	1,843,350
Province of Ontario
	2.700%, 06/02/29	CAD	10,000	7,122,546
	1.550%, 11/01/29	CAD	37,100	25,100,067
	2.050%, 06/02/30	CAD	53,800	36,786,371
Province of Quebec
	2.750%, 09/01/25	CAD	17,700	12,771,439
Δ	0.000%, 10/15/29	EUR	6,500	6,662,083
Province of Saskatchewan
	0.800%, 09/02/25	CAD	1,100	792,538
TOTAL CANADA				342,584,706
DENMARK — (0.2%)
Kommunekredit
Δ	0.000%, 11/17/29	EUR	21,000	21,568,814
FINLAND — (1.1%)
Finland Government Bonds
	2.500%, 04/15/30	EUR	13,500	15,416,947
Kuntarahoitus OYJ
(r)Ω	SOFR + 1.000%, FRN, 5.343%, 02/02/29		4,000	4,073,397
	2.625%, 12/14/29	EUR	29,075	33,362,269
Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	5.090%, 03/19/27		36,594	36,776,392
OP Corporate Bank PLC
	2.875%, 11/27/29	EUR	7,800	8,954,003
TOTAL FINLAND				98,583,008
FRANCE — (2.5%)
Agence Francaise de Developpement EPIC
	2.875%, 01/21/30	EUR	1,700	1,948,923
	0.500%, 05/25/30	EUR	200	204,889
Bpifrance SACA
	0.050%, 09/26/29	EUR	100	102,535
Caisse d'Amortissement de la Dette Sociale
	0.600%, 11/25/29	EUR	3,000	3,148,560
	3.125%, 03/01/30	EUR	8,000	9,324,047
	2.875%, 05/25/30	EUR	22,100	25,446,686
Caisse des Depots et Consignations, SOFR + 0.340%, FRN
(r)	4.685%, 05/03/26		68,000	67,950,962
French Republic Government Bonds OAT
	2.750%, 02/25/30	EUR	28,750	33,038,729
	2.500%, 05/25/30	EUR	55,300	62,792,369

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
FRANCE — (Continued)
LVMH Moet Hennessy Louis Vuitton SE
2.625%, 03/07/29	EUR	400	$456,598
3.250%, 09/07/29	EUR	4,000	4,668,946
3.375%, 02/05/30	EUR	6,100	7,152,622
Regie Autonome des Transports Parisiens EPIC
0.350%, 06/20/29	EUR	1,400	1,461,036
Region of Ile de France
1.375%, 03/14/29	EUR	3,500	3,827,824
Sanofi SA
1.375%, 03/21/30	EUR	3,900	4,198,709
TOTAL FRANCE			225,723,435
GERMANY — (2.4%)
Bayerische Landesbodenkreditanstalt
2.375%, 05/07/30	EUR	28,200	31,888,384
Deutsche Bahn AG
1.875%, 05/24/30	EUR	5,400	5,980,037
Deutsche Boerse AG
3.750%, 09/28/29	EUR	4,700	5,588,106
Kreditanstalt fuer Wiederaufbau
5.125%, 09/29/25		10,000	10,009,704
0.375%, 04/23/30	EUR	8,900	9,244,667
Land Berlin
0.100%, 01/18/30	EUR	6,900	7,082,817
2.375%, 06/04/30	EUR	30,267	34,317,926
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 08/07/25	AUD	2,300	1,478,103
LFA Foerderbank Bayern
2.875%, 04/01/30	EUR	7,000	8,076,601
Siemens Financieringsmaatschappij NV
1.000%, 02/25/30	EUR	500	531,313
State of Lower Saxony
0.125%, 01/10/30	EUR	6,010	6,176,507
2.750%, 03/25/30	EUR	8,123	9,366,065
State of Rhineland-Palatinate
0.050%, 01/23/30	EUR	44,000	45,017,772
State of Saxony-Anhalt
2.450%, 02/13/30	EUR	37,067	42,197,047
TOTAL GERMANY			216,955,049
NETHERLANDS — (4.7%)
ABN AMRO Bank NV
2.750%, 06/04/29	EUR	13,400	15,352,307
3.125%, 01/21/30	EUR	2,800	3,251,477
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
BNG Bank NV
	0.100%, 01/15/30	EUR	14,700	$15,091,526
	2.500%, 05/21/30	EUR	64,366	73,287,483
Cooperatieve Rabobank UA
(r)	SOFR + 0.620%, FRN, 4.965%, 08/28/26		17,250	17,313,739
(r)	3M Swap + 0.730%, FRN, 4.431%, 01/27/27	AUD	60,100	38,715,960
(r)	3M Swap + 0.870%, FRN, 4.580%, 02/26/27	AUD	11,500	7,422,180
(r)	SOFR + 0.710%, FRN, 5.056%, 03/05/27		65,000	65,272,184
(r)	3M Swap + 1.180%, FRN, 4.862%, 01/19/28	AUD	34,700	22,551,721
(r)	SOFR + 0.600%, FRN, 4.944%, 01/21/28		5,525	5,537,158
(r)	3M Swap + 0.750%, FRN, 4.460%, 05/26/28	AUD	31,200	20,061,707
(r)	3M Swap + 1.150%, FRN, 4.883%, 11/21/28	AUD	11,500	7,476,574
(r)	SOFR + 0.890%, FRN, 5.234%, 10/17/29		9,000	9,040,989
Nederlandse Waterschapsbank NV
	2.750%, 12/17/29	EUR	4,800	5,539,295
	2.500%, 05/22/30	EUR	67,924	77,344,300
Netherlands Government Bonds
Δ	0.000%, 07/15/30	EUR	44,100	44,807,789
TOTAL NETHERLANDS				428,066,389
NEW ZEALAND — (2.4%)
Housing New Zealand Ltd.
	2.183%, 04/24/30	NZD	6,900	3,735,328
New Zealand Government Bonds
	4.500%, 05/15/30	NZD	319,300	193,590,220
New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	24,800	13,414,648
	4.500%, 05/15/30	NZD	2,700	1,615,486
TOTAL NEW ZEALAND				212,355,682

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NORWAY — (2.2%)
Kommunalbanken AS
(r)Ω	SOFR + 1.000%, FRN, 5.348%, 06/17/26		45,752	$46,017,560
(r)Ω	SOFR + 0.400%, FRN, 4.747%, 03/03/28		10,700	10,706,739
(r)Ω	SOFR + 0.410%, FRN, 4.758%, 04/09/29		141,000	140,978,537
TOTAL NORWAY				197,702,836
SINGAPORE — (1.6%)
DBS Bank Ltd.
(r)	3M Swap + 0.770%, FRN, 4.480%, 02/26/27	AUD	17,000	10,961,758
(r)	3M Swap + 0.670%, FRN, 4.403%, 02/21/28	AUD	700	449,968
United Overseas Bank Ltd.
(r)	3M Swap + 0.410%, FRN, 4.105%, 08/27/26	AUD	15,000	9,636,183
(r)	3M Swap + 0.720%, FRN, 4.430%, 02/24/27	AUD	20,000	12,892,201
(r)	3M Swap + 0.720%, FRN, 4.440%, 04/16/27	AUD	5,600	3,610,284
(r)	3M Swap + 0.650%, FRN, 4.340%, 02/28/28	AUD	15,500	9,960,676
#(r)Ω	SOFR + 0.580%, FRN, 4.958%, 04/02/28		100,000	100,558,711
TOTAL SINGAPORE				148,069,781
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (17.1%)
Asian Development Bank
	3.800%, 09/12/25	CAD	11,100	8,020,263
(r)	SOFR + 1.000%, FRN, 5.348%, 06/16/26		657	661,277
(r)	SOFR + 1.000%, FRN, 5.343%, 08/27/26		12,348	12,460,490
(r)	SOFR + 0.300%, FRN, 4.649%, 06/20/28		201,766	201,549,392
	0.025%, 01/31/30	EUR	3,400	3,469,992
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Asian Infrastructure Investment Bank, SOFR + 0.620%, FRN
(r)	4.960%, 08/16/27		49,132	$49,474,752
Council of Europe Development Bank
	0.050%, 01/21/30	EUR	4,400	4,504,384
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.100%, 05/20/30	EUR	8,208	8,319,121
European Bank for Reconstruction & Development
(r)	SOFR + 0.190%, FRN, 4.534%, 04/14/26		6,344	6,342,224
(r)	SOFR + 0.330%, FRN, 4.671%, 02/20/28		129,710	129,847,098
European Financial Stability Facility
	0.125%, 03/18/30	EUR	1,029	1,054,797
	2.625%, 05/07/30	EUR	149,270	171,322,041
European Investment Bank
(r)Ω	SOFR + 1.000%, FRN, 5.342%, 05/21/28		25,247	25,703,382
	0.050%, 01/16/30	EUR	21,500	22,102,370
	4.000%, 04/15/30	EUR	43,300	52,759,638
	2.375%, 05/15/30	EUR	97,100	110,403,668
European Union
	1.625%, 12/04/29	EUR	148,850	164,489,256
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 4.518%, 09/16/26		27,700	27,700,554
(r)	SOFR + 0.280%, FRN, 4.624%, 04/12/27		8,720	8,723,216
(r)	SOFR + 0.350%, FRN, 4.702%, 10/04/27		58,579	58,690,436
(r)	SOFR + 0.270%, FRN, 4.619%, 03/20/28		51,000	50,968,598
(r)	SOFR + 0.350%, FRN, 4.702%, 10/05/28		103,500	103,595,210
(r)	SOFR + 0.370%, FRN, 4.716%, 08/01/29		22,800	22,818,198

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Bank for Reconstruction & Development
(r)	SOFR + 0.180%, FRN, 4.527%, 06/15/26		39,000	$38,983,620
(r)	SOFR + 0.370%, FRN, 4.714%, 01/12/27		40,530	40,598,518
(r)	SOFR + 0.270%, FRN, 4.617%, 06/15/27		6,600	6,601,430
(r)	SOFR + 0.430%, FRN, 4.762%, 08/19/27		54,880	55,053,421
(r)	SOFR + 0.300%, FRN, 4.639%, 05/15/28		45,500	45,505,612
International Development Association
	2.500%, 05/28/30	EUR	9,000	10,242,393
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 4.640%, 08/28/28		55,740	55,748,099
(r)	SOFR + 0.360%, FRN, 4.703%, 08/28/29		15,000	14,991,572
Nordic Investment Bank
(r)	SOFR + 1.000%, FRN, 5.339%, 05/12/26		22,400	22,540,132
(r)	SOFR + 0.290%, FRN, 4.642%, 10/04/27		5,400	5,398,427
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				1,540,643,581
SWEDEN — (2.2%)
Skandinaviska Enskilda Banken AB
	0.850%, 09/02/25		3,227	3,216,446
(r)Ω	SOFR + 0.750%, FRN, 5.097%, 06/02/28		81,800	82,299,894
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.342%, 08/03/26		53,250	53,650,703
Svenska Handelsbanken AB
(r)Ω	SOFR + 0.660%, FRN, 5.005%, 05/28/27		7,800	7,824,499
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
#(r)Ω	SOFR + 0.740%, FRN, 5.083%, 05/23/28		48,780	$49,090,374
TOTAL SWEDEN				196,081,916
UNITED STATES — (1.8%)
Bank of America NA, SOFR + 1.020%, FRN
(r)	5.361%, 08/18/26		1,450	1,461,163
Berkshire Hathaway Finance Corp.
	1.500%, 03/18/30	EUR	10,167	11,040,263
Chevron USA, Inc., SOFR + 0.470%, FRN
(r)	4.814%, 02/26/28		27,020	27,162,111
Johnson & Johnson
	0.550%, 09/01/25		1,710	1,704,086
JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	4.966%, 04/29/26		11,850	11,883,003
Mastercard, Inc.
(r)	SOFR + 0.440%, FRN, 4.789%, 03/15/28		7,240	7,253,054
	1.000%, 02/22/29	EUR	3,400	3,684,049
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.509%, 10/30/26		400	403,607
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.912%, 05/20/27		13,250	13,283,511
Procter & Gamble Co.
	0.350%, 05/05/30	EUR	5,800	5,937,778
Roche Finance Europe BV
	3.227%, 05/03/30	EUR	3,210	3,761,945
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.080%, 11/13/26		18,040	18,157,094
State Street Corp., SOFR + 0.640%, FRN
(r)	4.984%, 10/22/27		20,915	20,948,195
Visa, Inc.
	2.000%, 06/15/29	EUR	10,100	11,281,136
Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.775%, 04/28/27		19,700	19,780,230
Wells Fargo Bank NA
(r)	SOFR + 1.060%, FRN, 5.399%, 08/07/26		2,530	2,546,138

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
(r)	SOFR + 1.070%, FRN, 5.418%, 12/11/26	2,275	$2,295,616
TOTAL UNITED STATES			162,582,979
TOTAL BONDS			4,834,700,050
U.S. TREASURY OBLIGATIONS — (8.1%)
U.S. Treasury Bills
∞	4.329%, 08/28/25	20,000	19,935,687
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 4.451%, 10/31/25	201,050	201,127,447
(r)	3M USTMMR + 0.245%, FRN, 4.526%, 01/31/26	389,500	389,885,301
(r)	3M USTMMR + 0.160%, FRN, 4.441%, 04/30/27	116,000	116,068,569
TOTAL U.S. TREASURY OBLIGATIONS			727,017,004
COMMERCIAL PAPER — (31.0%)
AUSTRALIA — (0.1%)
Queensland Treasury Corp.
	4.457%, 08/05/25	10,000	9,994,018
CANADA — (3.9%)
CDP Financial, Inc.
Ω	4.467%, 10/21/25	18,500	18,315,740
Ω	4.499%, 12/02/25	47,952	47,232,087
Hydro-Quebec
Ω	4.440%, 09/15/25	42,500	42,263,772
Province of Alberta
Ω	4.419%, 08/08/25	12,000	11,988,505
Ω	4.431%, 08/20/25	50,000	49,880,120
PSP Capital, Inc.
Ω	4.411%, 08/14/25	40,500	40,432,001
Ω	4.438%, 09/04/25	10,250	10,207,000
Ω	4.438%, 09/08/25	32,000	31,850,275
Ω	4.439%, 09/16/25	40,000	39,774,104
Ω	4.422%, 11/04/25	21,000	20,758,192
Toronto-Dominion Bank
Ω	4.472%, 09/05/25	40,000	39,824,628
TOTAL CANADA			352,526,424
FRANCE — (3.6%)
Caisse d'Amortissement de la Dette Sociale
Ω	4.451%, 08/07/25	50,000	49,957,905
Ω	4.460%, 08/28/25	50,000	49,831,810
Ω	4.450%, 09/03/25	35,000	34,857,067
		Face Amount^	Value†
		(000)

FRANCE — (Continued)
Caisse des Depots et Consignations
Ω	4.455%, 08/07/25	25,000	$24,979,000
Ω	4.435%, 09/11/25	85,000	84,568,430
Ω	4.476%, 09/11/25	10,000	9,949,227
Ω	4.424%, 09/17/25	25,000	24,854,800
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.424%, 08/19/25	40,250	40,158,117
Ω	4.438%, 09/18/25	10,000	9,940,928
TOTAL FRANCE			329,097,284
GERMANY — (7.9%)
Erste Abwicklungsanstalt
Ω	4.455%, 08/12/25	36,947	36,893,619
Ω	4.453%, 08/18/25	15,000	14,967,490
Ω	4.475%, 08/28/25	39,500	39,366,956
Ω	4.447%, 08/29/25	50,000	49,825,590
Ω	4.460%, 09/10/25	24,000	23,881,546
Ω	4.460%, 09/12/25	89,690	89,225,666
Kreditanstalt fuer Wiederaufbau
Ω	4.428%, 08/05/25	49,750	49,720,429
Ω	4.429%, 08/08/25	50,000	49,952,445
Ω	4.437%, 08/08/25	50,000	49,952,445
Ω	4.449%, 08/12/25	17,750	17,724,676
Ω	4.456%, 08/18/25	80,000	79,828,800
Ω	4.453%, 08/26/25	10,000	9,969,009
NRW Bank
Ω	4.434%, 08/15/25	3,000	2,994,583
Ω	4.448%, 08/15/25	26,000	25,953,054
Ω	4.392%, 09/26/25	30,500	30,290,413
Ω	4.465%, 10/16/25	100,000	99,075,360
Ω	4.459%, 11/12/25	40,000	39,503,032
TOTAL GERMANY			709,125,113
NETHERLANDS — (1.0%)
Nederlandse Waterschapsbank NV
Ω	3.611%, 08/11/25	25,000	24,966,898
Ω	4.429%, 08/15/25	50,000	49,909,645
Ω	4.447%, 09/30/25	20,000	19,854,300
TOTAL NETHERLANDS			94,730,843
NORWAY — (1.2%)
DNB Bank ASA
Ω	4.454%, 09/09/25	10,000	9,952,050
Ω	4.476%, 09/12/25	10,000	9,947,600
Ω	4.476%, 09/19/25	40,000	39,756,280
Ω	4.434%, 10/14/25	30,000	29,729,673
Ω	4.455%, 10/24/25	15,000	14,846,657
TOTAL NORWAY			104,232,260

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

SINGAPORE — (3.3%)
DBS Bank Ltd.
Ω	4.498%, 08/12/25	20,000	$19,971,172
Ω	4.465%, 08/27/25	9,500	9,469,096
Ω	4.493%, 09/02/25	100,000	99,602,080
Ω	4.493%, 09/03/25	20,000	19,917,998
Ω	4.491%, 09/16/25	25,000	24,858,075
Ω	4.494%, 09/23/25	24,000	23,840,232
United Overseas Bank Ltd.
Ω	4.454%, 08/18/25	61,000	60,867,642
Ω	4.449%, 08/19/25	39,000	38,910,659
TOTAL SINGAPORE			297,436,954
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.5%)
European Investment Bank
	4.446%, 09/15/25	50,000	49,725,915
SWEDEN — (1.2%)
Skandinaviska Enskilda Banken AB
Ω	4.488%, 11/10/25	25,000	24,691,517
Svensk Exportkredit AB
	4.437%, 09/05/25	1,000	995,684
	4.446%, 09/16/25	20,000	19,887,052
	4.435%, 09/30/25	25,000	24,816,590
	4.445%, 09/30/25	35,000	34,743,226
TOTAL SWEDEN			105,134,069
UNITED STATES — (8.3%)
Chevron Corp.
Ω	4.442%, 09/12/25	10,000	9,948,416
National Securities Clearing Corp.
Ω	4.418%, 08/01/25	7,000	6,999,161
Ω	4.432%, 08/08/25	10,000	9,990,398
Ω	4.439%, 08/22/25	29,789	29,710,119
Ω	4.451%, 09/08/25	12,750	12,689,930
Ω	4.451%, 09/09/25	29,450	29,307,659
Ω	4.452%, 09/10/25	95,000	94,529,246
Nestle Finance International Ltd.
Ω	4.447%, 08/15/25	11,500	11,479,331
Ω	4.470%, 09/02/25	15,500	15,438,507
Ω	4.470%, 09/04/25	26,150	26,039,830
Ω	4.427%, 09/08/25	25,000	24,879,525
Ω	4.449%, 09/12/25	22,400	22,280,989
Ω	4.459%, 09/15/25	30,650	30,479,246
Ω	4.438%, 09/23/25	60,000	59,607,600
Ω	4.412%, 10/16/25	72,000	71,329,435
Roche Holdings, Inc.
Ω	4.428%, 09/30/25	25,000	24,817,848
Sanofi SA
Ω	4.477%, 08/28/25	98,500	98,168,341
Ω	4.459%, 09/04/25	95,000	94,599,765
Ω	4.459%, 09/17/25	20,000	19,884,320
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Ω	4.454%, 11/25/25		59,000	$58,176,625
TOTAL UNITED STATES				750,356,291
TOTAL COMMERCIAL PAPER (Cost $2,802,696,741)				2,802,359,171
FOREIGN SOVEREIGN OBLIGATIONS — (7.3%)
CANADA — (4.8%)
Alberta Treasury Bills
∞	2.679%, 08/05/25	CAD	8,385	6,049,291
∞	2.679%, 08/26/25	CAD	11,706	8,432,020
∞	2.669%, 09/02/25	CAD	17,522	12,614,803
∞	2.708%, 09/09/25	CAD	8,400	6,044,350
Canada Treasury Bills
∞	2.598%, 08/27/25	CAD	15,700	11,308,396
∞	2.640%, 10/08/25	CAD	51,000	36,621,283
Ontario Treasury Bills
∞	2.697%, 09/03/25	CAD	101,250	72,890,354
∞	2.678%, 08/20/25	CAD	34,875	25,132,602
∞	2.661%, 08/06/25	CAD	65,000	46,890,445
∞	2.659%, 08/13/25	CAD	27,000	19,467,437
∞	2.679%, 08/27/25	CAD	10,000	7,202,800
∞	2.700%, 09/24/25	CAD	52,000	37,377,252
Quebec Treasury Bills
∞	2.668%, 08/22/25	CAD	51,400	37,036,490
∞	2.672%, 08/01/25	CAD	40,000	28,866,340
∞	2.625%, 08/08/25	CAD	29,975	21,620,680
∞	2.642%, 08/15/25	CAD	63,000	45,418,108
∞	2.679%, 08/29/25	CAD	10,600	7,633,974
∞	2.699%, 09/05/25	CAD	10,000	7,198,181
TOTAL CANADA				437,804,806
NEW ZEALAND — (0.3%)
New Zealand Local Government Funding Agency Bills
∞	3.305%, 08/25/25	NZD	39,000	22,921,127
∞	3.350%, 09/08/25	NZD	8,000	4,695,624
TOTAL NEW ZEALAND				27,616,751
SINGAPORE — (2.2%)
Monetary Authority of Singapore Bills
∞	2.201%, 08/21/25	SGD	109,500	84,255,156

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

SINGAPORE — (Continued)
∞ 2.254%, 08/28/25	SGD	144,300	$110,995,563
TOTAL SINGAPORE			195,250,719
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			660,672,276
TOTAL INVESTMENT SECURITIES (Cost $9,073,631,160)			9,024,748,501

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	147,511	$1,706,259
TOTAL INVESTMENTS — (100.0%)
(Cost $9,075,337,404)^^			$9,026,454,760
As of July 31, 2025, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	60,941,916	NZD	102,581,917	Australia and New Zealand Bank	08/01/25	$510,920
USD	5,059,665	NZD	8,330,593	HSBC Bank	08/01/25	152,113
USD	58,381,179	EUR	49,797,869	Bank of America Corp.	08/04/25	1,551,877
USD	19,804,191	EUR	16,813,471	State Street Bank and Trust	08/04/25	616,666
USD	76,664,218	SGD	98,310,000	Societe Generale	08/06/25	936,654
USD	76,582,001	SGD	98,310,000	Royal Bank of Canada	08/07/25	848,787
USD	3,238,309	AUD	4,997,100	Australia and New Zealand Bank	08/08/25	26,798
USD	110,340,607	SGD	142,423,132	Bank of America Corp.	08/12/25	583,465
USD	112,256,990	SGD	144,090,827	HSBC Bank	08/12/25	1,214,653
USD	33,960,200	CAD	46,071,756	HSBC Bank	08/12/25	692,091
USD	16,342,962	CAD	22,118,563	Societe Generale	08/12/25	371,294
USD	85,320,361	SGD	109,355,567	State Street Bank and Trust	08/12/25	1,046,448
USD	112,389,035	EUR	96,868,769	HSBC Bank	08/13/25	1,776,808
USD	83,253,103	CAD	112,547,198	Citibank, N.A.	08/18/25	1,959,611
USD	5,059,252	NZD	8,448,454	Australia and New Zealand Bank	08/19/25	79,673
USD	34,171,184	NZD	56,765,627	Bank of America Corp.	08/19/25	713,120
USD	15,520,607	NZD	26,139,966	Citibank, N.A.	08/19/25	113,526
USD	4,810,976	NZD	8,039,890	State Street Bank and Trust	08/19/25	72,208
USD	3,238,533	CAD	4,434,602	State Street Bank and Trust	08/19/25	35,237
USD	46,834,196	NZD	78,369,856	Australia and New Zealand Bank	08/20/25	640,768
USD	14,803,025	NZD	24,502,812	Bank of America Corp.	08/20/25	360,368
USD	12,646,420	NZD	21,327,118	Citibank, N.A.	08/20/25	75,608
USD	2,626,763	EUR	2,280,404	Citibank, N.A.	08/22/25	21,266
USD	45,977,219	EUR	38,939,582	HSBC Bank	08/22/25	1,486,416
USD	47,340,829	EUR	40,378,313	Societe Generale	08/22/25	1,206,191
USD	45,850,191	EUR	39,284,337	State Street Bank and Trust	08/22/25	965,486
USD	5,366,312	EUR	4,566,168	UBS AG	08/22/25	149,191
USD	319,911	EUR	272,625	Citibank, N.A.	08/25/25	8,359
USD	145,995,175	EUR	123,897,789	HSBC Bank	08/25/25	4,406,318
USD	1,469,138	EUR	1,278,391	UBS AG	08/25/25	8,209
USD	67,261,854	CAD	91,670,946	Citibank, N.A.	08/28/25	1,014,919
USD	44,120,869	AUD	68,418,192	Australia and New Zealand Bank	08/29/25	132,929
USD	522,297	AUD	796,676	Citibank, N.A.	08/29/25	10,093
USD	77,355,128	CAD	105,551,242	Citibank, N.A.	08/29/25	1,073,714
USD	4,065,317	AUD	6,300,660	UBS AG	08/29/25	14,450
USD	9,796,432	EUR	8,523,129	UBS AG	08/29/25	53,716
USD	64,957,208	EUR	55,310,621	Barclays Capital	09/02/25	1,715,298
USD	39,498,148	CAD	53,764,753	Barclays Capital	09/02/25	634,974
USD	69,816,071	EUR	58,995,256	Societe Generale	09/02/25	2,361,166

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	48,783,286	CAD	66,833,834	Societe Generale	09/02/25	$473,292
USD	9,879,870	EUR	8,413,790	State Street Bank and Trust	09/02/25	259,580
USD	3,227,256	EUR	2,729,137	UBS AG	09/02/25	106,774
USD	61,559,460	CAD	83,858,081	Barclays Capital	09/03/25	940,743
USD	76,404,000	EUR	66,611,340	Royal Bank of Canada	09/03/25	235,835
USD	79,592,849	CAD	107,781,962	Barclays Capital	09/04/25	1,676,407
USD	79,094,674	CAD	107,548,603	Citibank, N.A.	09/05/25	1,343,132
USD	38,053,609	CAD	51,717,146	Citibank, N.A.	09/08/25	659,567
USD	8,990,678	CAD	12,252,259	HSBC Bank	09/08/25	131,692
USD	77,113,008	EUR	65,733,842	HSBC Bank	09/08/25	1,923,423
USD	66,072,230	CAD	90,204,980	Royal Bank of Canada	09/08/25	849,589
USD	68,645,423	EUR	58,436,571	Societe Generale	09/08/25	1,802,814
USD	1,470,463	EUR	1,278,391	State Street Bank and Trust	09/08/25	8,177
USD	16,091,523	NZD	26,565,900	Australia and New Zealand Bank	09/09/25	421,505
USD	10,395,553	NZD	17,196,507	Bank of America Corp.	09/09/25	252,113
USD	9,554,580	NZD	15,854,952	Citibank, N.A.	09/09/25	202,464
USD	131,681,322	EUR	112,211,213	HSBC Bank	09/09/25	3,320,189
USD	4,123,282	EUR	3,494,003	Royal Bank of Canada	09/09/25	126,407
USD	11,208,362	EUR	9,743,589	UBS AG	09/09/25	62,434
USD	71,743,833	CAD	97,757,523	Citibank, N.A.	09/11/25	1,049,973
USD	135,415,362	EUR	115,631,792	HSBC Bank	09/16/25	3,080,295
USD	111,292,718	AUD	170,318,946	Royal Bank of Canada	09/16/25	1,751,515
USD	11,633,317	EUR	10,045,348	UBS AG	09/16/25	136,895
USD	7,847,074	EUR	6,654,457	HSBC Bank	09/22/25	228,352
USD	99,451,628	EUR	85,219,853	Royal Bank of Canada	09/22/25	1,882,974
USD	37,102,683	EUR	31,419,768	Societe Generale	09/22/25	1,130,027
USD	2,760,875	EUR	2,383,062	UBS AG	09/22/25	32,495
USD	145,284,593	EUR	124,032,334	HSBC Bank	09/23/25	3,269,959
USD	1,905,532	EUR	1,644,806	UBS AG	09/23/25	22,261
USD	35,322,739	NZD	58,872,310	Australia and New Zealand Bank	09/29/25	571,946
USD	15,314,704	EUR	13,212,638	State Street Bank and Trust	09/29/25	180,498
USD	1,112,587	EUR	970,396	UBS AG	09/29/25	1,062
USD	102,594,775	AUD	155,878,768	Royal Bank of Canada	10/03/25	2,308,190
USD	99,685,099	AUD	152,558,926	Royal Bank of Canada	10/09/25	1,523,020
USD	41,644,057	EUR	35,901,584	Australia and New Zealand Bank	10/14/25	480,721
USD	81,112,907	EUR	69,329,274	Societe Generale	10/14/25	1,622,704
USD	114,615,070	AUD	174,240,156	State Street Bank and Trust	10/14/25	2,491,522
USD	24,152,322	EUR	20,446,282	State Street Bank and Trust	10/14/25	709,424
USD	28,693,244	NZD	47,897,789	Australia and New Zealand Bank	10/15/25	404,001
USD	95,857,646	AUD	148,207,865	Royal Bank of Canada	10/17/25	480,283
USD	46,092,734	EUR	39,531,993	Societe Generale	10/21/25	746,245
USD	112,488,094	AUD	169,928,780	Bank of New York Mellon	10/24/25	3,117,531
USD	30,592,241	AUD	46,564,100	UBS AG	10/27/25	620,622
USD	49,473,950	NZD	82,916,493	Australia and New Zealand Bank	10/30/25	474,960
Total Appreciation						$72,755,000
NZD	82,916,493	USD	49,319,559	Australia and New Zealand Bank	08/01/25	$(473,463)
USD	8,536,478	NZD	14,501,042	Bank of America Corp.	08/01/25	(6,084)
NZD	32,997,059	USD	19,864,922	Royal Bank of Canada	08/01/25	(426,359)
NZD	9,500,000	USD	5,706,032	State Street Bank and Trust	08/01/25	(109,583)
EUR	66,611,340	USD	76,251,999	Royal Bank of Canada	08/04/25	(235,173)
AUD	25,425,172	USD	16,576,350	Bank of America Corp.	08/08/25	(236,232)
AUD	25,704,852	USD	16,791,589	State Street Bank and Trust	08/08/25	(271,728)
USD	112,051,441	AUD	174,452,620	UBS AG	08/08/25	(64,868)
SGD	109,098,919	USD	84,107,145	Citibank, N.A.	08/12/25	(31,016)
SGD	115,303,578	USD	89,961,581	HSBC Bank	08/12/25	(1,103,885)
SGD	114,586,567	USD	88,616,452	Royal Bank of Canada	08/12/25	(311,315)
USD	7,819,093	CAD	10,840,785	Societe Generale	08/12/25	(8,966)
USD	15,259,773	CAD	21,244,769	State Street Bank and Trust	08/12/25	(80,934)
USD	84,362,887	CAD	117,039,974	HSBC Bank	08/14/25	(159,187)
CAD	46,449,837	USD	34,243,203	HSBC Bank	08/14/25	(698,796)
CAD	54,595,811	USD	40,006,929	Bank of America Corp.	08/18/25	(572,058)

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	84,315,887	CAD	117,120,011	Citibank, N.A.	08/19/25	$(284,723)
CAD	82,468,262	USD	60,358,758	HSBC Bank	08/19/25	(788,535)
CAD	7,404,688	USD	5,409,012	Royal Bank of Canada	08/19/25	(60,300)
NZD	62,249,943	USD	37,838,130	Royal Bank of Canada	08/20/25	(1,146,237)
USD	31,342,389	AUD	48,750,151	HSBC Bank	08/29/25	(426)
CAD	40,524,731	USD	29,674,369	Societe Generale	08/29/25	(387,326)
CAD	14,957,599	USD	10,884,623	Australia and New Zealand Bank	09/08/25	(69,543)
CAD	14,899,474	USD	10,802,668	Societe Generale	09/08/25	(29,615)
Total (Depreciation)						$(7,556,352)
Total Appreciation (Depreciation)						$65,198,648
As of July 31, 2025, the value of Rule 144A securities amounted to $3,254,353,769 or 34.6% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$773,002,634	—	$773,002,634
Belgium	—	270,779,240	—	270,779,240
Canada	—	342,584,706	—	342,584,706
Denmark	—	21,568,814	—	21,568,814
Finland	—	98,583,008	—	98,583,008
France	—	225,723,435	—	225,723,435
Germany	—	216,955,049	—	216,955,049
Netherlands	—	428,066,389	—	428,066,389
New Zealand	—	212,355,682	—	212,355,682
Norway	—	197,702,836	—	197,702,836
Singapore	—	148,069,781	—	148,069,781
Supranational Organization Obligations	—	1,540,643,581	—	1,540,643,581
Sweden	—	196,081,916	—	196,081,916
United States	—	162,582,979	—	162,582,979
U.S. Treasury Obligations	—	727,017,004	—	727,017,004
Commercial Paper	—	2,802,359,171	—	2,802,359,171
Foreign Sovereign Obligations	—	660,672,276	—	660,672,276
Securities Lending Collateral	—	1,706,259	—	1,706,259
Total Investments in Securities	—	$9,026,454,760	—	$9,026,454,760
Financial Instruments
Assets
Forward Currency Contracts**	—	72,755,000	—	72,755,000
Liabilities
Forward Currency Contracts**	—	(7,556,352)	—	(7,556,352)
Total Financial Instruments	—	$65,198,648	—	$65,198,648
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA World ex U.S. Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Face Amount^	Value†
		(000)
BONDS — (100.0%)
AUSTRALIA — (7.8%)
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	14,000	$8,057,443
1.750%, 03/20/34	AUD	6,000	3,048,783
4.750%, 02/20/35	AUD	5,000	3,200,140
4.750%, 02/20/37	AUD	7,400	4,615,842
Queensland Treasury Corp.
3.500%, 08/21/30	AUD	11,000	6,911,861
1.750%, 08/21/31	AUD	3,000	1,676,237
1.750%, 07/20/34	AUD	7,000	3,499,332
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	3,000	1,636,868
Treasury Corp. of Victoria
4.250%, 12/20/32	AUD	5,000	3,166,111
2.250%, 11/20/34	AUD	51,500	26,593,348
2.000%, 09/17/35	AUD	11,000	5,380,330
2.000%, 11/20/37	AUD	4,200	1,897,731
Western Australian Treasury Corp.
2.000%, 10/24/34	AUD	10,000	5,139,015
TOTAL AUSTRALIA			74,823,041
BELGIUM — (3.0%)
Kingdom of Belgium Government Bonds
3.000%, 06/22/34	EUR	10,000	11,357,615
1.900%, 06/22/38	EUR	8,000	7,634,215
2.750%, 04/22/39	EUR	3,500	3,658,239
Ministeries Van de Vlaamse Gemeenschap
3.125%, 06/22/34	EUR	5,000	5,652,133
TOTAL BELGIUM			28,302,202
CANADA — (19.5%)
CDP Financial, Inc.
2.750%, 02/13/32	EUR	20,000	22,535,399
CPPIB Capital, Inc.
1.500%, 03/04/33	EUR	31,520	32,254,142
Ontario Teachers' Finance Trust
1.850%, 05/03/32	EUR	13,000	13,802,724
Province of British Columbia
1.550%, 06/18/31	CAD	23,000	14,978,219
3.550%, 06/18/33	CAD	16,000	11,408,661
3.400%, 05/24/39	EUR	7,500	8,380,231
Province of Manitoba
4.250%, 06/02/34	CAD	4,000	2,956,438
Province of Ontario
3.750%, 06/02/32	CAD	39,000	28,475,967
3.650%, 06/02/33	CAD	4,800	3,448,199
		Face Amount^	Value†
		(000)
CANADA — (Continued)
4.150%, 06/02/34	CAD	6,000	$4,416,859
Province of Quebec
1.500%, 09/01/31	CAD	21,000	13,551,941
3.600%, 09/01/33	CAD	3,000	2,140,943
4.450%, 09/01/34	CAD	9,000	6,760,068
5.750%, 12/01/36	CAD	5,400	4,441,009
Province of Saskatchewan
3.300%, 05/08/34	EUR	10,000	11,461,892
PSP Capital, Inc.
3.250%, 07/02/34	EUR	5,000	5,718,062
TOTAL CANADA			186,730,754
DENMARK — (2.4%)
Denmark Government Bonds
2.250%, 11/15/33	DKK	150,000	22,722,076
FINLAND — (5.0%)
Finland Government Bonds
1.125%, 04/15/34	EUR	19,250	18,927,102
Kuntarahoitus OYJ
1.250%, 02/23/33	EUR	28,011	28,450,962
TOTAL FINLAND			47,378,064
FRANCE — (20.8%)
Aeroports de Paris SA
3.500%, 03/20/33	EUR	8,000	9,215,309
Agence France Locale
3.125%, 03/20/33	EUR	6,100	6,906,406
3.125%, 03/20/34	EUR	5,000	5,619,419
French Republic Government Bonds OAT
3.500%, 11/25/33	EUR	64,000	74,840,909
1.250%, 05/25/34	EUR	69,000	66,988,859
4.750%, 04/25/35	EUR	23,000	29,383,043
1.750%, 06/25/39	EUR	3,000	2,723,851
UNEDIC ASSEO
1.250%, 05/25/33	EUR	3,400	3,388,100
TOTAL FRANCE			199,065,896
GERMANY — (2.2%)
Deutsche Bahn AG
1.625%, 08/16/33	EUR	4,773	4,886,157
Kreditanstalt fuer Wiederaufbau
0.050%, 09/29/34	EUR	10,000	8,860,002
2.600%, 06/20/37	JPY	1,056,000	7,770,910
TOTAL GERMANY			21,517,069

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
JAPAN — (2.0%)
Japan Government Thirty Year Bonds
2.500%, 03/20/36	JPY	400,000	$2,873,714
2.400%, 03/20/37	JPY	800,000	5,655,013
2.400%, 09/20/38	JPY	800,000	5,581,326
2.300%, 03/20/40	JPY	800,000	5,427,321
TOTAL JAPAN			19,537,374
NETHERLANDS — (2.3%)
Alliander NV
3.000%, 05/06/33	EUR	8,000	9,001,829
BNG Bank NV
3.300%, 04/26/29	AUD	14,600	9,158,725
Enexis Holding NV
0.625%, 06/17/32	EUR	4,000	3,862,420
TOTAL NETHERLANDS			22,022,974
NEW ZEALAND — (4.5%)
New Zealand Government Bonds
4.250%, 05/15/34	NZD	35,000	20,350,043
2.750%, 04/15/37	NZD	24,200	11,721,747
New Zealand Local Government Funding Agency Bonds
3.500%, 04/14/33	NZD	10,000	5,442,853
3.000%, 05/15/35	NZD	5,000	2,504,192
2.000%, 04/15/37	NZD	6,000	2,549,714
TOTAL NEW ZEALAND			42,568,549
NORWAY — (3.1%)
Equinor ASA
6.875%, 03/11/31	GBP	19,124	28,064,195
1.625%, 02/17/35	EUR	2,000	1,935,041
TOTAL NORWAY			29,999,236
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (11.9%)
Asian Development Bank
2.350%, 06/21/27	JPY	1,830,000	12,500,073
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.350%, 05/21/29	AUD	15,000	$9,395,960
0.150%, 10/10/34	EUR	30,000	26,184,156
European Financial Stability Facility
1.250%, 05/24/33	EUR	30,000	30,527,211
European Investment Bank
3.875%, 06/08/37	GBP	4,250	5,139,925
European Stability Mechanism
1.200%, 05/23/33	EUR	11,700	11,889,166
European Union
1.250%, 04/04/33	EUR	7,200	7,310,166
3.375%, 10/04/39	EUR	1,000	1,130,022
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	9,862,526
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			113,939,205
UNITED KINGDOM — (15.5%)
U.K. Gilts
4.500%, 03/07/35	GBP	33,750	44,334,564
0.625%, 07/31/35	GBP	114,600	103,896,956
TOTAL UNITED KINGDOM			148,231,520
TOTAL BONDS Cost ($1,045,414,086)			956,837,960
TOTAL INVESTMENTS — (100.0%)
(Cost $1,045,414,086)^^			$956,837,960
As of July 31, 2025, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	80,283,728	EUR	68,324,146	State Street Bank and Trust	08/01/25	$2,312,248
CAD	2,065,289	USD	1,488,778	Royal Bank of Canada	08/13/25	2,627
CAD	1,369,857	USD	984,861	Citibank, N.A.	08/14/25	4,401
USD	106,903,952	EUR	91,768,746	Barclays Capital	08/19/25	2,073,562
USD	5,784,645	JPY	856,678,298	Australia and New Zealand Bank	08/28/25	88,613
USD	84,866,593	EUR	71,557,457	Citibank, N.A.	08/28/25	3,075,314
USD	12,909,884	EUR	10,905,637	State Street Bank and Trust	08/28/25	444,572

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	58,923,369	GBP	43,741,201	HSBC Bank	08/29/25	$1,142,684
USD	8,808,874	DKK	55,798,029	HSBC Bank	08/29/25	261,808
USD	81,873,558	EUR	69,593,843	Royal Bank of Canada	08/29/25	2,321,433
USD	94,611,887	AUD	144,578,531	Royal Bank of Canada	08/29/25	1,658,369
USD	6,618,250	EUR	5,604,272	State Street Bank and Trust	08/29/25	212,054
USD	1,341,686	EUR	1,167,584	UBS AG	08/29/25	7,031
USD	493,961	NZD	814,229	Bank of America Corp.	09/02/25	13,805
USD	1,030,929	AUD	1,572,547	UBS AG	09/15/25	19,559
USD	70,220,760	GBP	51,594,847	HSBC Bank	09/18/25	2,052,151
USD	2,063,957	GBP	1,528,880	State Street Bank and Trust	09/18/25	43,957
USD	44,762,519	EUR	38,110,622	Citibank, N.A.	09/22/25	1,129,469
USD	252,545	DKK	1,597,417	Citibank, N.A.	09/22/25	7,403
USD	2,900,938	JPY	434,370,928	HSBC Bank	09/22/25	4,739
USD	21,115,170	JPY	3,070,132,463	Royal Bank of Canada	09/22/25	644,849
USD	79,057,596	EUR	68,324,146	UBS AG	09/30/25	791,625
USD	57,708,503	GBP	42,388,047	HSBC Bank	10/07/25	1,693,882
USD	43,729,208	NZD	72,151,682	Citibank, N.A.	10/23/25	1,102,629
USD	11,466,941	JPY	1,680,541,907	HSBC Bank	10/27/25	218,547
Total Appreciation						$21,327,331
EUR	68,324,146	USD	78,745,628	UBS AG	08/01/25	$(774,149)
USD	82,387,462	EUR	73,825,776	HSBC Bank	08/12/25	(1,906,903)
USD	14,256,284	DKK	94,568,705	Royal Bank of Canada	08/12/25	(210,905)
USD	48,022,981	CAD	66,852,552	Citibank, N.A.	08/13/25	(253,169)
USD	48,086,087	CAD	66,685,405	Citibank, N.A.	08/14/25	(71,722)
CAD	1,314,101	USD	966,137	State Street Bank and Trust	08/14/25	(17,140)
EUR	3,081,298	USD	3,577,549	Societe Generale	08/19/25	(57,684)
GBP	1,403,837	USD	1,908,091	JPMorgan Chase Bank NA	09/18/25	(53,300)
Total (Depreciation)						$(3,344,972)
Total Appreciation (Depreciation)						$17,982,359
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$74,823,041	—	$74,823,041
Belgium	—	28,302,202	—	28,302,202
Canada	—	186,730,754	—	186,730,754
Denmark	—	22,722,076	—	22,722,076
Finland	—	47,378,064	—	47,378,064
France	—	199,065,896	—	199,065,896
Germany	—	21,517,069	—	21,517,069
Japan	—	19,537,374	—	19,537,374
Netherlands	—	22,022,974	—	22,022,974
New Zealand	—	42,568,549	—	42,568,549
Norway	—	29,999,236	—	29,999,236
Supranational Organization Obligations	—	113,939,205	—	113,939,205
United Kingdom	—	148,231,520	—	148,231,520
Total Investments in Securities	—	$956,837,960	—	$956,837,960

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Forward Currency Contracts**	—	$21,327,331	—	$21,327,331
Liabilities
Forward Currency Contracts**	—	(3,344,972)	—	(3,344,972)
Total Financial Instruments	—	$17,982,359	—	$17,982,359
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (33.1%)
Federal Home Loan Banks
4.375%, 03/13/26	6,080	$6,085,868
5.750%, 06/12/26	16,080	16,276,445
1.875%, 09/11/26	2,500	2,438,319
3.000%, 09/11/26	62,930	62,172,887
2.125%, 12/11/26	30,250	29,479,699
2.500%, 12/10/27	97,640	94,475,566
3.000%, 03/10/28	51,070	49,895,833
3.250%, 06/09/28	202,360	198,890,811
3.250%, 11/16/28	270,180	265,362,239
2.125%, 09/14/29	12,635	11,700,430
2.125%, 12/14/29	52,580	48,476,133
4.500%, 09/13/30	5,505	5,589,670
4.750%, 03/10/34	15,000	15,167,633
5.500%, 07/15/36	158,590	169,478,057
Tennessee Valley Authority
2.875%, 02/01/27	170,019	167,055,933
7.125%, 05/01/30	159,440	180,660,472
1.500%, 09/15/31	77,768	66,305,903
4.700%, 07/15/33	19,000	19,357,364
4.375%, 08/01/34	112,591	110,840,809
4.875%, 05/15/35	160,000	162,317,739
4.650%, 06/15/35	10,635	10,679,458
5.880%, 04/01/36	144,694	158,622,470
6.150%, 01/15/38	709	798,340
5.500%, 06/15/38	6,207	6,583,026
5.250%, 09/15/39	58,558	60,389,083
TOTAL AGENCY OBLIGATIONS		1,919,100,187
U.S. TREASURY OBLIGATIONS — (66.6%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	8,398,557
6.500%, 11/15/26	5,500	5,686,699
6.625%, 02/15/27	5,000	5,207,812
6.125%, 11/15/27	47,250	49,629,111
5.500%, 08/15/28	15,500	16,222,324
5.250%, 11/15/28	42,932	44,686,279
5.250%, 02/15/29	41,500	43,443,692
6.125%, 08/15/29	6,278	6,790,540
6.250%, 05/15/30	51,789	56,911,695
5.375%, 02/15/31	13,250	14,140,234
4.500%, 02/15/36	20,750	21,056,387
4.750%, 02/15/37	285,250	293,963,498
5.000%, 05/15/37	321,000	337,727,111
4.375%, 02/15/38	253,400	250,380,977
4.500%, 05/15/38	335,355	336,049,289
3.500%, 02/15/39	226,635	202,687,826
4.250%, 05/15/39	148,050	142,665,838
4.500%, 08/15/39	144,424	142,455,095
4.375%, 11/15/39	5,000	4,853,711
1.125%, 05/15/40	37,000	22,843,164
	Face Amount	Value†
	(000)

4.375%, 05/15/40	10,000	$9,679,687
U.S. Treasury Notes
1.625%, 02/15/26	4,000	3,943,500
2.250%, 03/31/26	8,000	7,894,469
2.375%, 04/30/26	13,000	12,820,539
1.625%, 05/15/26	18,375	18,012,614
2.125%, 05/31/26	25,000	24,569,531
1.875%, 06/30/26	22,750	22,279,004
1.875%, 07/31/26	12,500	12,220,215
1.500%, 08/15/26	65,000	63,254,649
1.375%, 08/31/26	11,000	10,678,594
1.625%, 09/30/26	19,000	18,461,172
1.625%, 10/31/26	31,000	30,067,578
2.000%, 11/15/26	35,550	34,616,812
1.500%, 01/31/27	5,000	4,816,602
2.250%, 02/15/27	8,500	8,275,879
1.125%, 02/28/27	10,250	9,801,963
0.625%, 03/31/27	5,000	4,731,445
2.375%, 05/15/27	5,250	5,105,625
0.500%, 05/31/27	7,000	6,576,172
0.500%, 06/30/27	7,250	6,793,193
0.375%, 07/31/27	3,000	2,796,445
2.250%, 08/15/27	15,850	15,328,684
0.500%, 08/31/27	5,000	4,660,547
0.375%, 09/30/27	5,000	4,635,938
0.500%, 10/31/27	7,000	6,490,312
2.250%, 11/15/27	5,000	4,818,945
0.625%, 11/30/27	5,000	4,637,500
2.750%, 02/15/28	9,750	9,479,590
1.125%, 02/29/28	5,000	4,662,305
1.250%, 03/31/28	5,000	4,668,164
1.250%, 04/30/28	37,000	34,477,930
2.875%, 05/15/28	40,500	39,421,055
1.250%, 06/30/28	13,500	12,529,160
1.000%, 07/31/28	6,000	5,514,609
2.875%, 08/15/28	10,750	10,437,998
1.250%, 09/30/28	25,000	23,050,781
1.375%, 10/31/28	37,875	34,994,429
3.125%, 11/15/28	21,000	20,503,711
2.625%, 02/15/29	129,000	123,628,360
2.375%, 05/15/29	191,500	181,259,239
1.625%, 08/15/29	44,700	40,987,804
3.875%, 09/30/29	10,000	9,981,641
4.000%, 10/31/29	38,250	38,356,084
1.750%, 11/15/29	44,250	40,554,434
3.875%, 11/30/29	91,750	91,545,713
3.875%, 12/31/29	86,250	86,047,852
3.500%, 01/31/30	26,000	25,531,797
1.500%, 02/15/30	38,400	34,560,000
4.000%, 02/28/30	38,000	38,102,422
3.625%, 03/31/30	15,000	14,791,992
3.500%, 04/30/30	17,425	17,086,710
0.625%, 05/15/30	149,050	127,606,595
3.750%, 05/31/30	21,500	21,305,156

DFA Intermediate Government Fixed Income Portfolio
CONTINUED
	Face Amount	Value†
	(000)

3.750%, 06/30/30	20,000	$19,809,375
4.000%, 07/31/30	27,000	27,040,078
0.625%, 08/15/30	125,000	106,093,750
4.125%, 08/31/30	10,000	10,071,484
4.625%, 09/30/30	18,500	19,053,555
4.875%, 10/31/30	18,000	18,750,234
4.375%, 11/30/30	8,400	8,553,234
3.750%, 12/31/30	15,000	14,815,430
4.000%, 01/31/31	12,125	12,117,422
1.250%, 08/15/31	137,750	117,135,927
3.750%, 08/31/31	10,000	9,830,078
1.375%, 11/15/31	7,500	6,377,637
4.125%, 11/30/31	6,000	6,010,547
4.375%, 01/31/32	15,000	15,226,172
2.875%, 05/15/32	11,000	10,186,602
2.750%, 08/15/32	2,000	1,830,547
4.250%, 05/15/35	9,000	8,921,250
TOTAL U.S. TREASURY OBLIGATIONS		3,866,676,306
TOTAL INVESTMENT SECURITIES (Cost $6,076,240,160)		5,785,776,493

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	15,831,496	$15,831,496
TOTAL INVESTMENTS — (100.0%)
(Cost $6,092,071,656)^^			$5,801,607,989
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$1,919,100,187	—	$1,919,100,187
U.S. Treasury Obligations	—	3,866,676,306	—	3,866,676,306
Temporary Cash Investments	$15,831,496	—	—	15,831,496
Total Investments in Securities	$15,831,496	$5,785,776,493	—	$5,801,607,989

DFA Short-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.3%)
	Federal Home Loan Mortgage Corp., SOFR + 0.220%, FRN
(r)	4.540%, 07/07/28		14,000	$13,995,480
	Federal National Mortgage Association, SOFR + 0.260%, FRN
(r)	4.580%, 11/05/27		4,400	4,409,516
	TOTAL AGENCY OBLIGATIONS			18,404,996
BONDS — (71.7%)
	3M Co.
	1.750%, 05/15/30	EUR	9,880	10,692,744
	ABB Finance BV
Δ	0.000%, 01/19/30	EUR	1,300	1,316,869
	AbbVie, Inc.
	4.800%, 03/15/29		9,841	9,997,045
	3.200%, 11/21/29		800	762,653
	Abertis France SAS
	3.375%, 04/21/29	EUR	7,500	8,678,454
	1.625%, 09/18/29	EUR	400	431,320
	ABN AMRO Bank NV
	0.500%, 09/23/29	EUR	4,000	4,150,391
	4.250%, 02/21/30	EUR	21,900	26,344,930
	Acciona Energia Financiacion Filiales SA
	3.750%, 04/25/30	EUR	5,800	6,809,851
	AEP Texas, Inc.
Ω	3.850%, 10/01/25		6,200	6,191,061
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	4.450%, 10/01/25		2,310	2,308,748
	1.750%, 01/30/26		16,100	15,881,871
	4.450%, 04/03/26		410	409,162
	Aeroports de Paris SA
	2.750%, 04/02/30	EUR	2,400	2,718,129
	AES Corp.
	1.375%, 01/15/26		20,349	20,027,492
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25		3,712	3,712,000
	Aircastle Ltd.
Ω	5.250%, 08/11/25		1,375	1,375,000
	Akzo Nobel NV
	1.625%, 04/14/30	EUR	5,000	5,351,195
	Albemarle New Holding GmbH
	1.625%, 11/25/28	EUR	2,000	2,184,456
			Face Amount^	Value†
			(000)

	Alimentation Couche-Tard, Inc.
#Ω	2.950%, 01/25/30		500	$466,157
	Allstate Corp.
	5.050%, 06/24/29		300	305,893
	Alstom SA
Δ	0.000%, 01/11/29	EUR	3,200	3,328,234
	Amadeus IT Group SA
	3.375%, 03/25/30	EUR	5,300	6,142,714
	AMCO - Asset Management Co. SpA
	3.250%, 04/02/30	EUR	5,000	5,760,157
	American Express Co., SOFR + 0.650%, FRN
(r)	4.991%, 11/04/26		30,122	30,197,052
	American Honda Finance Corp.
	5.650%, 11/15/28		400	413,833
	4.900%, 03/13/29		230	233,088
	American Honda Finance Corp., SOFR + 0.600%, FRN
#(r)	4.941%, 08/14/25		225	225,025
	American Honda Finance Corp., SOFR + 0.710%, FRN
(r)	5.054%, 01/09/26		2,767	2,771,917
(r)	5.054%, 07/09/27		10,808	10,795,963
	American Honda Finance Corp., SOFR + 0.720%, FRN
(r)	5.064%, 10/22/27		3,154	3,148,854
	American Medical Systems Europe BV
	3.375%, 03/08/29	EUR	5,000	5,839,808
	American National Group, Inc.
	5.750%, 10/01/29		4,300	4,386,987
	American Tower Corp.
	1.300%, 09/15/25		1,100	1,095,080
	1.600%, 04/15/26		830	812,403
	0.875%, 05/21/29	EUR	830	882,122
	Ameriprise Financial, Inc.
	5.700%, 12/15/28		2,415	2,513,334
	Amphenol Corp.
	5.050%, 04/05/29		400	409,238
	Anheuser-Busch InBev SA
	4.000%, 09/24/25	GBP	1,155	1,524,068
	APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	4,400	4,667,880
	APRR SA
	3.125%, 01/24/30	EUR	5,200	6,009,282

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	ArcelorMittal SA
	3.125%, 12/13/28	EUR	8,920	$10,269,713
	ARES Capital Corp.
	5.875%, 03/01/29		200	204,251
	5.950%, 07/15/29		11,400	11,677,306
	Arrow Electronics, Inc.
	5.150%, 08/21/29		8,100	8,212,233
	Asian Development Bank, SOFR + 0.300%, FRN
(r)	4.649%, 06/20/28		27,700	27,670,262
	Asian Development Bank, SOFR + 1.000%, FRN
(r)	5.348%, 06/16/26		26,800	26,974,468
	Asian Infrastructure Investment Bank, SOFR + 0.220%, FRN
(r)	4.564%, 04/15/26		17,500	17,505,626
	Asian Infrastructure Investment Bank, SOFR + 0.620%, FRN
(r)	4.960%, 08/16/27		6,000	6,041,857
	ASN Bank NV
	4.875%, 03/07/30	EUR	12,600	15,390,647
	AstraZeneca PLC
	4.000%, 01/17/29		564	559,256
	AT&T, Inc.
	2.600%, 12/17/29	EUR	7,900	8,934,642
	3.150%, 06/01/30	EUR	5,080	5,856,264
	Australia & New Zealand Banking Group Ltd., 3M Swap + 0.800%, FRN
(r)	4.650%, 02/05/27	AUD	4,718	3,045,364
	Australia & New Zealand Banking Group Ltd., 3M Swap + 0.830%, FRN
(r)	4.434%, 03/31/26	AUD	10,300	6,638,491
	Australia & New Zealand Banking Group Ltd., 3M Swap + 0.920%, FRN
(r)	4.770%, 11/04/25	AUD	7,000	4,505,028
	Australia & New Zealand Banking Group Ltd., 3M Swap + 0.970%, FRN
(r)	4.770%, 05/12/27	AUD	500	323,741
	Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, FRN
(r)Ω	4.932%, 03/18/26		18,706	18,735,711
	Australia & New Zealand Banking Group Ltd., SOFR + 0.620%, FRN
(r)Ω	4.992%, 06/18/28		2,600	2,608,266
	Australia & New Zealand Banking Group Ltd., SOFR + 0.650%, FRN
(r)Ω	5.028%, 09/30/27		24,947	25,043,438
			Face Amount^	Value†
			(000)

Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	5.058%, 07/16/27		20,000	$20,102,155
(r)	5.058%, 07/16/27		7,100	7,136,265
Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	5.188%, 01/18/27		20,000	20,131,288
Australia & New Zealand Banking Group Ltd., SOFR + 0.850%, FRN
(r)Ω	5.218%, 12/16/29		2,250	2,273,220
(r)	5.218%, 12/16/29		1,419	1,433,644
Autoliv, Inc.
	3.625%, 08/07/29	EUR	11,160	13,025,085
Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	3,830	4,214,153
Aviation Capital Group LLC
Ω	4.125%, 08/01/25		12,800	12,800,000
	6.750%, 10/25/28		1,900	2,012,645
Ω	5.375%, 07/15/29		400	406,814
Ayvens SA
	3.875%, 07/16/29	EUR	13,900	16,444,624
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
	3.138%, 11/07/29		200	191,023
Banco Bilbao Vizcaya Argentaria SA
	4.375%, 10/14/29	EUR	1,300	1,581,724
	3.625%, 06/07/30	EUR	2,000	2,359,858
Banco BPM SpA
	3.375%, 01/21/30	EUR	6,350	7,399,139
Banco Santander SA
	5.147%, 08/18/25		1,200	1,199,912
	3.875%, 04/22/29	EUR	15,100	17,850,365
Bank of America Corp.
	3.875%, 08/01/25		1,176	1,176,000
Bank of Montreal, SOFR + 0.620%, FRN
(r)	4.969%, 09/15/26		1,545	1,549,249
Bank of Montreal, SOFR + 1.160%, FRN
(r)	5.508%, 12/11/26		6,300	6,359,438
Bank of Montreal, SOFR + 1.330%, FRN
(r)	5.676%, 06/05/26		6,000	6,051,614
Bank of New Zealand
#Ω	1.000%, 03/03/26		20	19,595
Bank of Nova Scotia
	3.500%, 04/17/29	EUR	880	1,025,309
	5.450%, 08/01/29		400	414,478
Banque Federative du Credit Mutuel SA
	2.625%, 11/06/29	EUR	3,700	4,162,770

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Banque Federative du Credit Mutuel SA, SOFR + 1.070%, FRN
(r)Ω	5.411%, 02/16/28		8,200	$8,272,989
Banque Federative du Credit Mutuel SA, SOFR + 1.130%, FRN
(r)Ω	5.474%, 01/23/27		8,670	8,730,293
Banque Federative du Credit Mutuel SA, SOFR + 1.400%, FRN
(r)Ω	5.744%, 07/13/26		3,850	3,889,184
Barclays PLC
	4.375%, 01/12/26		2,280	2,278,282
BAT International Finance PLC
	1.668%, 03/25/26		5,126	5,026,159
	5.931%, 02/02/29		800	835,754
	2.250%, 01/16/30	EUR	3,300	3,645,077
Bayer AG
	4.250%, 08/26/29	EUR	970	1,161,165
	1.125%, 01/06/30	EUR	10,900	11,450,300
Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	2,200	2,419,803
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		1,700	1,695,665
Bayer U.S. Finance LLC
#Ω	6.250%, 01/21/29		3,100	3,247,945
Bayerische Landesbank
	3.000%, 02/18/30	EUR	700	804,205
Belfius Bank SA
	0.010%, 10/15/25	EUR	5,000	5,682,484
	3.750%, 01/22/29	EUR	4,500	5,275,056
	4.125%, 09/12/29	EUR	3,100	3,722,264
	3.375%, 05/28/30	EUR	5,600	6,442,571
BG Energy Capital PLC
	2.250%, 11/21/29	EUR	800	891,830
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	5,190	5,565,540
BMW U.S. Capital LLC, SOFR + 0.550%, FRN
(r)Ω	4.899%, 04/02/26		8,900	8,906,703
BMW U.S. Capital LLC, SOFR + 0.620%, FRN
(r)Ω	4.959%, 08/11/25		31,650	31,654,494
BNG Bank NV, SOFR + 1.000%, FRN
(r)	5.342%, 08/05/26		20,000	20,136,040
BNP Paribas SA
	1.375%, 05/28/29	EUR	3,500	3,785,528
	3.625%, 09/01/29	EUR	4,000	4,703,640
Boardwalk Pipelines LP
	5.950%, 06/01/26		2,123	2,137,453
Boeing Co.
	2.600%, 10/30/25		3,300	3,281,525
	3.100%, 05/01/26		5,910	5,838,484
	3.200%, 03/01/29		400	381,017
			Face Amount^	Value†
			(000)

	2.950%, 02/01/30		600	$557,201
	Booking Holdings, Inc.
	4.250%, 05/15/29	EUR	1,700	2,046,434
	Boston Properties LP
	4.500%, 12/01/28		600	594,116
	3.400%, 06/21/29		13,885	13,154,323
	Bouygues SA
	0.500%, 02/11/30	EUR	5,400	5,552,378
	BP Capital Markets BV
	3.773%, 05/12/30	EUR	2,000	2,368,661
	BP Capital Markets PLC
	1.637%, 06/26/29	EUR	7,600	8,359,801
	BPCE SA
	3.875%, 01/11/29	EUR	1,800	2,122,938
	0.625%, 01/15/30	EUR	5,800	6,025,871
	Bristol-Myers Squibb Co., SOFR + 0.490%, FRN
(r)	4.832%, 02/20/26		10,750	10,763,975
	British Telecommunications PLC
Ω	3.250%, 11/08/29		200	189,687
	Brookfield Finance, Inc.
	4.850%, 03/29/29		100	100,895
	Brunswick Corp.
	5.850%, 03/18/29		130	133,615
	Bunge Ltd. Finance Corp.
	1.630%, 08/17/25		1,753	1,750,281
	Cadent Finance PLC
	4.250%, 07/05/29	EUR	1,600	1,923,873
	0.625%, 03/19/30	EUR	6,690	6,856,955
	Canada Government Bonds
	3.500%, 08/01/25	CAD	35,500	25,625,025
	Canadian Imperial Bank of Commerce
	3.945%, 08/04/25		9,910	9,909,449
#	5.260%, 04/08/29		800	820,818
	3.807%, 07/09/29	EUR	7,302	8,610,324
	Canadian Imperial Bank of Commerce, SOFR + 1.220%, FRN
(r)	5.569%, 10/02/26		4,600	4,642,302
	Capital One Financial Corp.
	4.500%, 01/30/26		1,502	1,500,555
	Capital One NA
	3.450%, 07/27/26		1,293	1,279,603
	4.650%, 09/13/28		800	803,819
	2.700%, 02/06/30		7,500	6,928,348
	Cardinal Health, Inc.
	5.000%, 11/15/29		1,440	1,463,225
	Cargill, Inc.
	3.875%, 04/24/30	EUR	800	953,726
	Carlsberg Breweries AS
	3.000%, 08/28/29	EUR	13,393	15,400,760
	Castellum Helsinki Finance Holding Abp
	0.875%, 09/17/29	EUR	920	955,683

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Caterpillar Financial Services Corp.
3.650%, 08/12/25		1,130	$1,129,697
Caterpillar Financial Services Corp., SOFR + 0.455%, FRN
(r) 4.794%, 08/11/25		34,000	34,001,399
Caterpillar Financial Services Corp., SOFR + 0.460%, FRN
(r) 4.805%, 02/27/26		3,800	3,804,208
Caterpillar Financial Services Corp., SOFR + 0.520%, FRN
(r) 4.861%, 05/14/27		7,858	7,870,320
Cellnex Telecom SA
1.875%, 06/26/29	EUR	3,500	3,858,446
Charles Schwab Corp., SOFR + 0.520%, FRN
(r) 4.860%, 05/13/26		26,530	26,542,115
Charles Schwab Corp., SOFR + 1.050%, FRN
(r) 5.397%, 03/03/27		15,000	15,132,959
Choice Hotels International, Inc.
3.700%, 12/01/29		7,900	7,474,301
Chubb INA Holdings LLC
4.650%, 08/15/29		400	405,158
0.875%, 12/15/29	EUR	3,200	3,359,708
Cie de Saint-Gobain SA
3.375%, 04/08/30	EUR	4,000	4,655,405
Cie Generale des Etablissements Michelin SCA
0.875%, 09/03/25	EUR	3,500	3,993,244
Cigna Group
5.000%, 05/15/29		14,500	14,773,642
Citigroup, Inc.
3.400%, 05/01/26		2,009	1,992,368
1.250%, 04/10/29	EUR	3,800	4,135,660
Citizens Financial Group, Inc.
2.500%, 02/06/30		3,960	3,588,536
CK Hutchison Europe Finance 21 Ltd.
0.750%, 11/02/29	EUR	5,400	5,609,087
CNH Industrial Finance Europe SA
1.625%, 07/03/29	EUR	690	753,092
CNO Financial Group, Inc.
5.250%, 05/30/29		12,509	12,616,748
Comcast Corp.
4.550%, 01/15/29		400	402,766
0.250%, 09/14/29	EUR	1,500	1,547,678
			Face Amount^	Value†
			(000)

Commonwealth Bank of Australia, 3M Swap + 0.700%, FRN
(r)	4.417%, 01/14/27	AUD	5,400	$3,481,172
Commonwealth Bank of Australia, 3M Swap + 0.950%, FRN
(r)	4.758%, 08/17/28	AUD	6,500	4,212,982
Commonwealth Bank of Australia, 3M Swap + 1.020%, FRN
(r)	4.828%, 08/18/27	AUD	7,500	4,863,591
Commonwealth Bank of Australia, SOFR + 0.630%, FRN
(r)Ω	4.996%, 09/12/25		19,900	19,911,920
Commonwealth Bank of Australia, SOFR + 0.640%, FRN
(r)	5.008%, 03/14/28		254	255,201
Commonwealth Bank of Australia, SOFR + 0.750%, FRN
(r)Ω	5.117%, 03/13/26		1,800	1,805,585
Commonwealth Bank of Australia, SOFR + 0.810%, FRN
(r)Ω	5.178%, 03/14/30		2,600	2,616,654
Conagra Brands, Inc.
	4.600%, 11/01/25		1,809	1,806,866
Continental AG
	3.500%, 10/01/29	EUR	6,924	8,085,373
Cooperatieve Rabobank UA, 3M Swap + 0.730%, FRN
(r)	4.431%, 01/27/27	AUD	870	560,447
Cooperatieve Rabobank UA, 3M Swap + 0.870%, FRN
(r)	4.580%, 02/26/27	AUD	21,400	13,811,709
Cooperatieve Rabobank UA, 3M Swap + 1.030%, FRN
(r)	4.740%, 02/26/29	AUD	2,700	1,748,845
Cooperatieve Rabobank UA, 3M Swap + 1.150%, FRN
(r)	4.883%, 11/21/28	AUD	9,050	5,883,739
Cooperatieve Rabobank UA, 3M Swap + 1.180%, FRN
(r)	4.862%, 01/19/28	AUD	21,400	13,907,978
Cooperatieve Rabobank UA, SOFR + 0.600%, FRN
(r)	4.944%, 01/21/28		1,450	1,453,191

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	4.965%, 08/28/26		5,250	$5,269,399
Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	5.054%, 01/09/26		22,100	22,149,097
(r)	5.056%, 03/05/27		17,750	17,824,327
Cooperatieve Rabobank UA, SOFR + 0.900%, FRN
(r)	5.247%, 10/05/26		2,500	2,519,471
CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)Ω	5.596%, 03/11/26		1,517	1,525,940
(r)	5.596%, 03/11/26		4,550	4,576,815
Credit Agricole SA
	1.000%, 09/18/25	EUR	3,000	3,418,705
	4.125%, 03/07/30	EUR	7,400	8,913,837
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	5.218%, 03/11/27		6,257	6,274,156
Credit Agricole SA, SOFR + 1.290%, FRN
(r)Ω	5.637%, 07/05/26		12,000	12,107,147
Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	10,100	10,848,426
Criteria Caixa SA
	3.500%, 10/02/29	EUR	2,200	2,559,617
Crown Castle, Inc.
	4.900%, 09/01/29		200	201,432
CSX Corp.
	4.250%, 03/15/29		400	398,265
CVS Health Corp.
	5.000%, 01/30/29		22	22,294
Daimler Truck Finance Canada, Inc.
	5.180%, 09/19/25	CAD	3,800	2,749,076
Daimler Truck Finance North America LLC
Ω	5.125%, 09/25/29		200	203,467
Daimler Truck Finance North America LLC, SOFR + 0.840%, FRN
(r)Ω	5.184%, 01/13/28		8,270	8,277,832
Daimler Truck International Finance BV
	3.875%, 06/19/29	EUR	1,200	1,421,776
Danaher Corp.
	2.500%, 03/30/30	EUR	6,800	7,691,869
DBS Bank Ltd., 3M Swap + 0.770%, FRN
(r)	4.480%, 02/26/27	AUD	4,000	2,579,237
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)Ω	4.970%, 03/21/28		54,500	54,679,305
			Face Amount^	Value†
			(000)

	Dell Bank International DAC
	3.625%, 06/24/29	EUR	5,490	$6,416,890
	Deutsche Bank AG
	4.100%, 01/13/26		4,645	4,628,715
	Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	3,300	3,836,419
	4.000%, 05/21/30	EUR	1,700	2,043,191
	Deutsche Post AG
	3.000%, 03/24/30	EUR	3,213	3,697,107
	Dollar General Corp.
	5.200%, 07/05/28		252	256,398
	3.500%, 04/03/30		3,600	3,413,363
	DSV Finance BV
	3.500%, 06/26/29	EUR	680	798,177
	1.375%, 03/16/30	EUR	1,760	1,881,930
	DuPont de Nemours, Inc.
	4.493%, 11/15/25		781	780,122
	DXC Technology Co.
	1.800%, 09/15/26		2,639	2,553,806
	E.ON SE
	3.125%, 03/05/30	EUR	2,400	2,786,349
	Eaton Capital ULC
	0.577%, 03/08/30	EUR	1,555	1,607,634
	Electricite de France SA
	4.625%, 04/26/30	EUR	2,200	2,690,214
	Electrolux AB
	2.500%, 05/18/30	EUR	3,600	3,918,710
	Elevance Health, Inc.
	1.500%, 03/15/26		9,100	8,927,970
	5.150%, 06/15/29		200	204,101
	Elis SA
	3.750%, 03/21/30	EUR	4,200	4,926,121
	Emerson Electric Co.
	2.000%, 10/15/29	EUR	2,520	2,786,006
	Enbridge, Inc.
	3.125%, 11/15/29		130	122,611
	EnBW International Finance BV
	3.000%, 05/20/29	EUR	1,200	1,386,268
	Engie SA
	3.625%, 01/11/30	EUR	1,100	1,293,092
	Eni SpA
	3.750%, 09/12/25	EUR	320	365,771
	0.625%, 01/23/30	EUR	5,510	5,702,507
	Entergy Corp.
	0.900%, 09/15/25		5,125	5,101,533
	EPR Properties
	3.750%, 08/15/29		4,400	4,179,156
	Equinix, Inc.
	3.200%, 11/18/29		270	254,886
	ERAC USA Finance LLC
Ω	5.000%, 02/15/29		300	305,558
	Erste Group Bank AG
	0.250%, 09/14/29	EUR	2,700	2,785,076
	ESB Finance DAC
	4.000%, 10/03/28	EUR	5,000	5,906,909

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Eurofins Scientific SE
4.000%, 07/06/29	EUR	6,745	$7,945,268
European Bank for Reconstruction & Development, SOFR + 0.190%, FRN
(r) 4.534%, 04/14/26		2,078	2,077,418
European Bank for Reconstruction & Development, SOFR + 0.300%, FRN
(r) 4.641%, 02/16/29		31,230	31,198,843
European Bank for Reconstruction & Development, SOFR + 0.330%, FRN
(r) 4.671%, 02/20/28		23,180	23,204,500
European Investment Bank, SOFR + 0.320%, FRN
(r) 4.659%, 08/14/29		5,500	5,504,073
Eversource Energy
4.250%, 04/01/29		500	493,727
Expedia Group, Inc.
# 5.000%, 02/15/26		22,491	22,497,891
Export Development Canada, SOFR + 0.330%, FRN
(r) 4.676%, 08/01/28		14,380	14,385,261
Federation des Caisses Desjardins du Quebec
5.200%, 10/01/25	CAD	13,000	9,416,556
3.467%, 09/05/29	EUR	1,400	1,629,852
Fidelity National Information Services, Inc.
2.000%, 05/21/30	EUR	9,660	10,509,187
Fingrid OYJ
2.750%, 12/04/29	EUR	1,160	1,324,291
Firmenich Productions Participations SAS
1.750%, 04/30/30	EUR	1,190	1,296,680
Fiserv, Inc.
3.500%, 07/01/29		400	383,804
Flex Ltd.
3.750%, 02/01/26		31,223	31,058,936
FMC Corp.
3.450%, 10/01/29		2,120	1,972,615
Fortive Corp.
3.700%, 08/15/29	EUR	13,700	16,171,335
Fresenius Medical Care AG
1.250%, 11/29/29	EUR	933	1,001,734
1.500%, 05/29/30	EUR	1,619	1,734,395
Fresenius SE & Co. KGaA
5.000%, 11/28/29	EUR	3,700	4,554,630
			Face Amount^	Value†
			(000)

	GELF Bond Issuer I SA
	1.125%, 07/18/29	EUR	8,718	$9,211,060
	General Electric Co.
	1.500%, 05/17/29	EUR	670	736,312
	General Electric Co., TSFR3M + 0.642%, FRN
(r)	4.902%, 05/05/26		12,605	12,625,953
	General Motors Co.
	5.400%, 10/15/29		320	327,177
	General Motors Financial Co., Inc.
	5.800%, 06/23/28		800	822,629
	5.550%, 07/15/29		260	265,631
	4.900%, 10/06/29		130	129,790
	4.000%, 07/10/30	EUR	4,880	5,757,359
	General Motors Financial Co., Inc., SOFR + 1.350%, FRN
(r)	5.689%, 05/08/27		14,200	14,253,021
	Genuine Parts Co.
	4.950%, 08/15/29		500	506,232
	Georgia Power Co.
	2.650%, 09/15/29		400	374,893
	Georgia-Pacific LLC
	7.750%, 11/15/29		500	564,080
	Gilead Sciences, Inc.
	4.800%, 11/15/29		400	406,390
	GlaxoSmithKline Capital PLC
	3.375%, 06/01/29		400	387,331
	1.375%, 09/12/29	EUR	720	783,212
	Glencore Capital Finance DAC
	0.750%, 03/01/29	EUR	4,920	5,216,266
	Glencore Funding LLC
Ω	1.625%, 09/01/25		2,244	2,238,020
Ω	1.625%, 04/27/26		5,399	5,277,814
	Glencore Funding LLC, SOFR + 1.060%, FRN
(r)Ω	5.407%, 04/04/27		8,404	8,442,998
	Global Payments, Inc.
	3.200%, 08/15/29		5,465	5,138,208
	Goldman Sachs Group, Inc.
	1.250%, 02/07/29	EUR	4,987	5,410,346
	Grand City Properties SA
	4.375%, 01/09/30	EUR	2,300	2,741,303
	Hamburg Commercial Bank AG
	3.500%, 01/31/30	EUR	8,564	9,900,187
	HCA, Inc.
	3.375%, 03/15/29		5,608	5,376,913
	5.250%, 03/01/30		2,900	2,962,384
	Healthcare Realty Holdings LP
	3.100%, 02/15/30		4,700	4,366,660

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

2.400%, 03/15/30		1,600	$1,428,304
Heidelberg Materials Finance Luxembourg SA
3.000%, 07/10/30	EUR	5,100	5,818,128
Heineken NV
2.875%, 08/04/25	EUR	3,000	3,423,598
Highwoods Realty LP
4.200%, 04/15/29		9,427	9,144,857
3.050%, 02/15/30		600	546,260
HOCHTIEF AG
4.250%, 05/31/30	EUR	4,080	4,900,990
Home Depot, Inc.
2.950%, 06/15/29		800	763,136
4.750%, 06/25/29		800	812,993
Honeywell International, Inc.
3.375%, 03/01/30	EUR	870	1,012,255
HP, Inc.
4.000%, 04/15/29		400	391,575
Humana, Inc.
3.700%, 03/23/29		500	483,997
Hyatt Hotels Corp.
5.250%, 06/30/29		5,100	5,189,121
ICADE
1.000%, 01/19/30	EUR	2,200	2,280,573
Iccrea Banca SpA
3.375%, 01/30/30	EUR	1,610	1,869,873
Illinois Tool Works, Inc.
2.125%, 05/22/30	EUR	1,100	1,216,594
Illumina, Inc.
5.800%, 12/12/25		3,400	3,406,092
Infineon Technologies AG
2.875%, 02/13/30	EUR	2,300	2,618,286
Inmobiliaria Colonial Socimi SA
3.250%, 01/22/30	EUR	2,600	3,002,889
Intel Corp.
4.875%, 02/10/26		17,052	17,061,439
2.450%, 11/15/29		3,400	3,093,929
Inter-American Development Bank, SOFR + 0.170%, FRN
(r) 4.518%, 09/16/26		33,290	33,290,666
Inter-American Development Bank, SOFR + 0.270%, FRN
(r) 4.619%, 03/20/28		11,000	10,993,227
Inter-American Development Bank, SOFR + 0.280%, FRN
(r) 4.624%, 04/12/27		1,062	1,062,392
Inter-American Development Bank, SOFR + 0.350%, FRN
(r) 4.702%, 10/04/27		60,800	60,915,661
(r) 4.702%, 10/05/28		40,300	40,337,072
		Face Amount^	Value†
		(000)

Inter-American Development Bank, SOFR + 0.370%, FRN
(r) 4.716%, 08/01/29		17,000	$17,013,569
Intercontinental Exchange, Inc.
3.750%, 12/01/25		2,285	2,277,734
International Bank for Reconstruction & Development, SOFR + 0.270%, FRN
(r) 4.617%, 06/15/27		19,000	19,004,116
International Bank for Reconstruction & Development, SOFR + 0.280%, FRN
(r) 4.622%, 02/23/27		29,500	29,527,140
International Bank for Reconstruction & Development, SOFR + 0.370%, FRN
(r) 4.714%, 01/12/27		16,000	16,027,049
International Bank for Reconstruction & Development, SOFR + 0.430%, FRN
(r) 4.762%, 08/19/27		61,638	61,832,776
International Business Machines Corp.
2.900%, 02/10/30	EUR	10,166	11,650,226
International Finance Corp., SOFR + 0.280%, FRN
(r) 4.628%, 03/16/26		3,810	3,811,715
International Finance Corp., SOFR + 0.310%, FRN
(r) 4.640%, 08/28/28		27,520	27,523,999
International Finance Corp., SOFR + 0.360%, FRN
(r) 4.703%, 08/28/29		8,090	8,085,455
Intesa Sanpaolo SpA
5.250%, 01/13/30	EUR	10,120	12,698,220
Italgas SpA
2.875%, 03/06/30	EUR	1,200	1,364,862
0.875%, 04/24/30	EUR	2,740	2,852,103
Jabil, Inc.
3.600%, 01/15/30		570	542,390
Japan Government Five Year Bonds
0.005%, 09/20/26	JPY	2,420,000	15,926,103
Japan Government Two Year Bonds
0.400%, 07/01/26	JPY	1,280,000	8,469,220

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	JCDecaux SE
	1.625%, 02/07/30	EUR	6,500	$6,951,520
	JDE Peet's NV
	4.125%, 01/23/30	EUR	3,850	4,578,115
	Jefferies Financial Group, Inc.
	4.000%, 04/16/29	EUR	8,700	10,289,493
	John Deere Bank SA
	3.300%, 10/15/29	EUR	2,000	2,333,825
	John Deere Capital Corp., SOFR + 0.440%, FRN
(r)	4.787%, 03/06/26		4,600	4,605,333
	John Deere Capital Corp., SOFR + 0.570%, FRN
(r)	4.917%, 03/03/26		2,100	2,103,863
	John Deere Capital Corp., SOFR + 0.680%, FRN
(r)	5.024%, 07/15/27		1,650	1,658,478
	John Deere Capital Corp., SOFR + 0.790%, FRN
(r)	5.135%, 06/08/26		33,997	34,109,161
	JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	4.966%, 04/29/26		2,100	2,105,849
	JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.346%, 12/08/26		7,700	7,757,449
	JT International Financial Services BV
	1.000%, 11/26/29	EUR	1,600	1,687,583
	Juniper Networks, Inc.
	1.200%, 12/10/25		19,528	19,272,529
	KBC Group NV
	0.750%, 01/24/30	EUR	1,200	1,252,013
	Kering SA
	3.125%, 11/27/29	EUR	2,400	2,741,903
	Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r)	5.229%, 03/15/27		15,000	15,087,823
	KeyBank NA
	4.150%, 08/08/25		4,100	4,099,026
	KeyCorp
	4.100%, 04/30/28		400	396,538
	2.550%, 10/01/29		2,120	1,957,937
	Kinder Morgan, Inc.
	5.100%, 08/01/29		292	297,271
	Klepierre SA
	2.000%, 05/12/29	EUR	1,700	1,886,587
	Knorr-Bremse AG
	3.000%, 09/30/29	EUR	3,100	3,565,130
	Kommunalbanken AS, SOFR + 0.400%, FRN
(r)Ω	4.747%, 03/03/28		34,000	34,021,415
			Face Amount^	Value†
			(000)

Kommunalbanken AS, SOFR + 0.410%, FRN
(r)	4.758%, 04/09/29		20,000	$19,996,956
Kommunalbanken AS, SOFR + 1.000%, FRN
(r)Ω	5.348%, 06/17/26		41,500	41,740,880
(r)	5.348%, 06/17/26		5,200	5,230,183
Kuntarahoitus OYJ, SOFR + 1.000%, FRN
(r)	5.344%, 07/15/26		8,900	8,951,442
La Banque Postale SA
	4.375%, 01/17/30	EUR	5,900	7,117,500
	3.500%, 06/13/30	EUR	1,900	2,223,637
Laboratory Corp. of America Holdings
	2.950%, 12/01/29		38	35,600
Lansforsakringar Bank AB
	3.250%, 01/22/30	EUR	9,016	10,393,801
Lazard Group LLC
	4.500%, 09/19/28		400	398,268
Lloyds Bank Corporate Markets PLC
	3.250%, 03/24/30	EUR	14,080	16,348,423
Lowe's Cos., Inc.
	4.400%, 09/08/25		5,680	5,677,662
Macquarie Bank Ltd., 3M Swap + 0.480%, FRN
(r)	4.195%, 12/09/25	AUD	500	321,396
Macquarie Bank Ltd., SOFR + 0.920%, FRN
(r)Ω	5.297%, 07/02/27		7,130	7,192,102
Macquarie Bank Ltd., SOFR + 1.200%, FRN
(r)Ω	5.562%, 12/07/26		1,020	1,029,039
Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	7,200	8,801,879
Magna International, Inc.
	4.150%, 10/01/25		5,000	4,994,683
Marathon Petroleum Corp.
	5.150%, 03/01/30		6,100	6,212,615
Mastercard, Inc., SOFR + 0.440%, FRN
(r)	4.789%, 03/15/28		4,140	4,147,465
McDonald's Corp.
	4.000%, 03/07/30	EUR	2,400	2,867,160
Medtronic Global Holdings SCA
Δ	0.000%, 10/15/25	EUR	12,099	13,747,352
Medtronic, Inc.
	3.650%, 10/15/29	EUR	13,000	15,365,370
Mercedes-Benz Finance Canada, Inc.
	1.650%, 09/22/25	CAD	4,000	2,881,351
Mercedes-Benz Finance North America LLC
Ω	5.375%, 08/01/25		1,740	1,740,000

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Mercedes-Benz Finance North America LLC, SOFR + 0.570%, FRN
(r)Ω	4.911%, 08/01/25		20,450	$20,450,000
	Mercedes-Benz Finance North America LLC, SOFR + 0.630%, FRN
(r)Ω	5.014%, 07/31/26		2,500	2,506,784
	Mercedes-Benz Finance North America LLC, SOFR + 0.670%, FRN
(r)Ω	5.018%, 01/09/26		5,700	5,706,396
	Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	4,000	4,151,018
	0.797%, 04/15/30	EUR	17,850	18,465,457
	Molnlycke Holding AB
	0.875%, 09/05/29	EUR	240	251,450
	Moody's Corp.
	0.950%, 02/25/30	EUR	2,000	2,092,714
	Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.509%, 10/30/26		1,440	1,452,986
	Motability Operations Group PLC
	3.625%, 07/24/29	EUR	3,000	3,512,231
	4.000%, 01/17/30	EUR	22,300	26,503,843
	MPLX LP
	1.750%, 03/01/26		8,782	8,633,998
	Nasdaq, Inc.
	0.875%, 02/13/30	EUR	11,430	11,913,272
	National Australia Bank Ltd., 3M Swap + 0.410%, FRN
(r)	4.120%, 08/24/26	AUD	12,980	8,339,762
	National Australia Bank Ltd., 3M Swap + 0.720%, FRN
(r)	4.430%, 02/25/27	AUD	800	515,734
	National Australia Bank Ltd., 3M Swap + 0.780%, FRN
(r)	4.580%, 05/12/26	AUD	9,921	6,397,089
	National Australia Bank Ltd., 3M Swap + 0.850%, FRN
(r)	4.647%, 11/16/26	AUD	38,400	24,800,901
	National Australia Bank Ltd., 3M Swap + 1.000%, FRN
(r)	4.800%, 05/12/28	AUD	15,340	9,947,074
	National Australia Bank Ltd., 3M Swap + 1.200%, FRN
(r)	4.910%, 11/25/27	AUD	9,200	5,990,246
			Face Amount^	Value†
			(000)

National Australia Bank Ltd., SOFR + 0.600%, FRN
(r)Ω	4.983%, 10/26/27		5,776	$5,792,074
National Australia Bank Ltd., SOFR + 0.650%, FRN
#(r)Ω	5.014%, 12/10/25		14,390	14,413,004
National Australia Bank Ltd., SOFR + 0.790%, FRN
(r)Ω	5.165%, 01/14/30		1,917	1,933,393
National Bank of Canada
	5.296%, 11/03/25	CAD	31,000	22,496,926
	3.750%, 05/02/29	EUR	6,100	7,195,490
National Gas Transmission PLC
	4.250%, 04/05/30	EUR	750	896,709
National Grid North America, Inc.
	3.247%, 11/25/29	EUR	10,208	11,789,096
	3.150%, 06/03/30	EUR	1,800	2,061,634
National Grid PLC
	0.553%, 09/18/29	EUR	8,300	8,623,504
National Rural Utilities Cooperative Finance Corp.
	5.150%, 06/15/29		472	485,335
National Rural Utilities Cooperative Finance Corp., SOFR + 0.800%, FRN
(r)	5.141%, 02/05/27		16,700	16,763,869
National Rural Utilities Cooperative Finance Corp., SOFR + 0.820%, FRN
(r)	5.169%, 09/16/27		7,900	7,929,777
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.912%, 05/20/27		2,000	2,005,058
Nationwide Building Society
#Ω	1.000%, 08/28/25		3,900	3,888,651
	1.500%, 10/13/26		782	755,021
	3.250%, 09/05/29	EUR	3,000	3,484,884
	3.000%, 03/03/30	EUR	5,000	5,729,140
NatWest Markets PLC
	3.125%, 01/10/30	EUR	21,908	25,229,454
NBN Co. Ltd.
	4.125%, 03/15/29	EUR	5,000	5,962,238
Nederlandse Waterschapsbank NV
	3.500%, 07/20/27	AUD	3,700	2,365,036

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Neste OYJ
	3.750%, 03/20/30	EUR	13,000	$15,188,037
	Netflix, Inc.
	3.875%, 11/15/29	EUR	2,000	2,387,401
	New Zealand Government Bonds
	4.500%, 05/15/30	NZD	63,900	38,742,296
	New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	1,600	865,461
	4.500%, 05/15/30	NZD	1,600	957,325
	Newmont Corp.
	2.800%, 10/01/29		400	376,820
	NextEra Energy Capital Holdings, Inc.
	5.749%, 09/01/25		21,206	21,219,175
	2.750%, 11/01/29		51	47,547
	NextEra Energy Capital Holdings, Inc., SOFR + 0.760%, FRN
(r)	5.106%, 01/29/26		19,274	19,318,819
	NiSource, Inc.
	0.950%, 08/15/25		7,100	7,090,702
	Nomura Holdings, Inc.
	1.653%, 07/14/26		13,898	13,530,731
	3.459%, 05/28/30	EUR	3,300	3,815,475
	Nordea Bank Abp
	2.500%, 05/23/29	EUR	300	339,255
	2.750%, 05/02/30	EUR	5,000	5,695,675
	Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	5.090%, 03/19/27		13,438	13,504,978
	Nordic Investment Bank, SOFR + 1.000%, FRN
(r)	5.339%, 05/12/26		11,000	11,068,815
	Norfina Ltd., 3M Swap + 0.480%, FRN
(r)	4.194%, 09/15/26	AUD	7,000	4,496,750
	Norfina Ltd., 3M Swap + 0.780%, FRN
(r)	4.500%, 01/25/27	AUD	13,670	8,813,489
	NRW Bank
	1.050%, 03/31/26	AUD	5,600	3,531,038
	NTT Finance Corp.
	0.342%, 03/03/30	EUR	5,700	5,792,107
	NTT Finance Corp., SOFR + 1.080%, FRN
#(r)Ω	5.458%, 07/16/28		3,000	3,028,371
	NTT Finance Corp., SOFR + 1.310%, FRN
(r)Ω	5.688%, 07/16/30		2,200	2,238,830
	Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	7,735	9,126,922
	3.375%, 01/10/30	EUR	10,055	11,622,715
	3.625%, 07/24/30	EUR	5,400	6,287,394
			Face Amount^	Value†
			(000)

	ONEOK, Inc.
	2.200%, 09/15/25		3,160	$3,150,012
	4.400%, 10/15/29		366	362,899
	OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	8,860	9,172,947
	Optus Finance Pty. Ltd.
	1.000%, 06/20/29	EUR	1,760	1,861,470
	Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	13,280	13,901,451
	ORIX Corp.
	3.780%, 05/29/29	EUR	3,000	3,513,271
	Ovintiv, Inc.
	5.375%, 01/01/26		487	487,436
	Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	4,000	4,571,093
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	1.700%, 06/15/26		31,500	30,691,107
Ω	5.250%, 07/01/29		200	203,971
	PepsiCo, Inc., SOFR + 0.400%, FRN
(r)	4.740%, 02/13/26		6,383	6,390,128
	Pernod Ricard SA
	0.125%, 10/04/29	EUR	1,600	1,632,862
	1.750%, 04/08/30	EUR	1,800	1,949,172
	Philip Morris International, Inc.
	3.375%, 08/11/25		9,400	9,396,568
	5.000%, 11/17/25		2,860	2,863,293
	4.875%, 02/13/29		500	506,686
	Philip Morris International, Inc., SOFR + 0.830%, FRN
(r)	5.176%, 04/28/28		10,000	10,059,931
	Phillips 66 Co.
	3.150%, 12/15/29		300	283,404
	Plains All American Pipeline LP/PAA Finance Corp.
	3.550%, 12/15/29		400	381,765
	Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	4,900	5,104,188
	Principal Financial Group, Inc.
	3.700%, 05/15/29		200	194,409
	Prologis Euro Finance LLC
	3.875%, 01/31/30	EUR	1,398	1,647,257
	Prologis International Funding II SA
	3.625%, 03/07/30	EUR	620	723,196
	Public Service Enterprise Group, Inc.
	0.800%, 08/15/25		2,400	2,396,402
	Public Storage Operating Co., SOFR + 0.700%, FRN
(r)	5.045%, 04/16/27		13,400	13,425,151

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Radian Group, Inc.
	6.200%, 05/15/29		5,130	$5,327,273
	RCI Banque SA
	3.375%, 07/26/29	EUR	12,005	13,840,222
	4.875%, 10/02/29	EUR	15,640	19,034,951
	Realty Income Corp.
	4.625%, 11/01/25		550	549,720
	1.875%, 01/14/27	GBP	2,000	2,539,771
	4.700%, 12/15/28		400	403,188
	Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	8,401	9,884,302
	Reinsurance Group of America, Inc.
	3.900%, 05/15/29		200	196,438
	Revvity, Inc.
	3.300%, 09/15/29		520	491,317
	Richemont International Holding SA
	1.500%, 03/26/30	EUR	440	474,938
	Rio Tinto Finance USA PLC, SOFR + 0.840%, FRN
(r)	5.189%, 03/14/28		1,000	1,007,466
	Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.080%, 11/13/26		10,410	10,477,569
	Rogers Communications, Inc.
	3.250%, 05/01/29	CAD	3,700	2,628,159
	Royal Bank of Canada
	0.875%, 01/20/26		16,224	15,945,542
	2.125%, 04/26/29	EUR	890	993,255
	Royal Bank of Canada, SOFR + 0.570%, FRN
(r)	4.915%, 04/27/26		8,500	8,515,337
	Royal Bank of Canada, SOFR + 0.950%, FRN
(r)	5.293%, 01/19/27		3,700	3,726,064
	Royalty Pharma PLC
	1.200%, 09/02/25		28,582	28,483,929
	5.150%, 09/02/29		5,400	5,499,269
	RTX Corp.
	3.950%, 08/16/25		400	399,835
	2.150%, 05/18/30	EUR	6,817	7,468,766
	Ryder System, Inc.
	3.350%, 09/01/25		2,626	2,621,271
	4.300%, 06/15/27		283	282,243
	4.950%, 09/01/29		200	202,613
	Sandoz Finance BV
	3.250%, 09/12/29	EUR	2,000	2,313,678
	4.220%, 04/17/30	EUR	11,500	13,847,211
	Santander U.K. PLC
	3.346%, 03/25/30	EUR	9,400	10,894,488
	SBAB Bank AB
	3.250%, 02/06/30	EUR	4,400	5,111,901
			Face Amount^	Value†
			(000)

	Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	12,577	$14,812,062
	SELP Finance SARL
	0.875%, 05/27/29	EUR	11,640	12,236,803
	Shell International Finance BV
	1.875%, 09/15/25	EUR	4,500	5,133,338
	Sika Capital BV
	3.750%, 05/03/30	EUR	2,070	2,451,324
	Simon Property Group LP
	3.500%, 09/01/25		11,400	11,388,735
	3.300%, 01/15/26		2,020	2,008,764
	2.450%, 09/13/29		400	371,150
	Sixt SE
	3.250%, 01/22/30	EUR	3,350	3,858,555
	Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	1,030	1,067,187
	Skandinaviska Enskilda Banken AB, SOFR + 0.890%, FRN
(r)Ω	5.236%, 03/05/27		10,000	10,066,583
	Sky Ltd.
	2.250%, 11/17/25	EUR	2,100	2,397,030
	Snam SpA
Δ	0.000%, 12/07/28	EUR	509	532,985
	4.000%, 11/27/29	EUR	9,696	11,602,042
	Societe Generale SA
#Ω	4.000%, 01/12/27		4,000	3,961,721
	1.750%, 03/22/29	EUR	1,500	1,644,146
	0.875%, 09/24/29	EUR	4,100	4,306,620
	Southwestern Electric Power Co.
	1.650%, 03/15/26		21,360	20,980,557
	SSE PLC
	2.875%, 08/01/29	EUR	800	917,379
	State Street Corp., SOFR + 0.640%, FRN
(r)	4.984%, 10/22/27		5,320	5,328,444
	State Street Corp., SOFR + 0.845%, FRN
(r)	5.184%, 08/03/26		18,500	18,581,811
	Statnett SF
	1.250%, 04/26/30	EUR	5,200	5,521,353
	Stedin Holding NV
	0.500%, 11/14/29	EUR	2,950	3,060,153
	2.375%, 06/03/30	EUR	3,500	3,907,923
	Stockland Trust
	1.625%, 04/27/26	EUR	1,250	1,413,520
	Stora Enso OYJ
	4.250%, 09/01/29	EUR	3,680	4,375,141
	Suez SACA
	2.375%, 05/24/30	EUR	6,000	6,630,483
	Sumitomo Mitsui Financial Group, Inc.
	1.546%, 06/15/26	EUR	680	772,432
	0.632%, 10/23/29	EUR	5,560	5,795,540

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Sumitomo Mitsui Financial Group, Inc., SOFR + 1.170%, FRN
(r)	5.546%, 07/09/29		2,300	$2,322,540
	Sumitomo Mitsui Financial Group, Inc., SOFR + 1.300%, FRN
(r)	5.674%, 07/13/26		890	897,005
	Sumitomo Mitsui Trust Bank Ltd., SOFR + 1.120%, FRN
(r)Ω	5.481%, 03/09/26		10,000	10,050,090
	Sumitomo Mitsui Trust Bank Ltd., SOFR + 1.150%, FRN
(r)Ω	5.516%, 09/14/26		6,000	6,056,414
	Suncor Energy, Inc.
	5.600%, 11/17/25	CAD	3,800	2,761,335
	Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.342%, 08/03/26		28,980	29,198,073
(r)	5.342%, 05/05/27		28,500	28,833,450
	Svenska Handelsbanken AB
	1.375%, 02/23/29	EUR	900	978,284
	Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	5.599%, 06/15/26		22,350	22,527,818
(r)	5.618%, 06/15/26		13,000	13,103,429
	Swedbank AB
	2.875%, 04/30/29	EUR	3,300	3,768,961
	3.250%, 09/24/29	EUR	3,140	3,623,198
	Swiss Life Finance I AG
	3.250%, 08/31/29	EUR	2,600	3,025,775
	Synchrony Financial
	5.150%, 03/19/29		5,300	5,323,441
	Tele2 AB
	3.750%, 11/22/29	EUR	2,232	2,624,870
	Telefonica Emisiones SA
	0.664%, 02/03/30	EUR	200	206,449
	Telstra Group Ltd.
	1.000%, 04/23/30	EUR	500	525,424
	Teollisuuden Voima OYJ
	4.750%, 06/01/30	EUR	3,490	4,264,322
	Terna - Rete Elettrica Nazionale
	1.000%, 10/11/28	EUR	770	836,692
	T-Mobile USA, Inc.
	4.200%, 10/01/29		156	154,421
	Toronto-Dominion Bank
#	1.200%, 06/03/26		31,440	30,597,124
	Toronto-Dominion Bank, SOFR + 0.590%, FRN
(r)	4.937%, 09/10/26		3,995	4,000,693
			Face Amount^	Value†
			(000)

	Toronto-Dominion Bank, SOFR + 0.730%, FRN
(r)	5.077%, 04/05/27		9,000	$9,046,858
	Toronto-Dominion Bank, SOFR + 1.080%, FRN
(r)	5.424%, 07/17/26		7,205	7,254,465
	Toyota Finance Australia Ltd.
	3.386%, 03/18/30	EUR	9,800	11,458,519
	Toyota Motor Credit Corp.
	4.650%, 01/05/29		400	403,761
	4.950%, 01/09/30		400	408,227
	Toyota Motor Credit Corp., SOFR + 0.650%, FRN
(r)	5.000%, 03/19/27		11,400	11,421,574
	Toyota Motor Credit Corp., SOFR + 0.890%, FRN
(r)	5.231%, 05/18/26		14,372	14,435,310
	Traton Finance Luxembourg SA
	3.750%, 03/27/30	EUR	10,400	12,087,342
	Truist Financial Corp.
	1.200%, 08/05/25		900	899,658
	UBS AG
	0.010%, 03/31/26	EUR	5,320	5,989,791
	UBS Group AG
Ω	4.125%, 09/24/25		17,000	16,983,698
	4.125%, 09/24/25		21,000	20,979,862
	4.125%, 04/15/26		4,000	3,991,240
Ω	4.125%, 04/15/26		2,700	2,694,087
	Unibail-Rodamco-Westfield SE
	3.500%, 09/11/29	EUR	1,000	1,164,576
	1.375%, 04/15/30	EUR	2,913	3,084,684
	United Overseas Bank Ltd., 3M Swap + 0.720%, FRN
(r)	4.430%, 02/24/27	AUD	500	322,305
(r)	4.440%, 04/16/27	AUD	2,000	1,289,387
	UnitedHealth Group, Inc.
	3.875%, 12/15/28		155	152,198
	4.250%, 01/15/29		250	248,463
	2.875%, 08/15/29		400	376,044
	UnitedHealth Group, Inc., SOFR + 0.500%, FRN
(r)	4.844%, 07/15/26		5,172	5,183,806
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		2,318	2,300,068
	Var Energi ASA
	5.500%, 05/04/29	EUR	1,110	1,362,349
	Veolia Environnement SA
	1.940%, 01/07/30	EUR	5,400	5,936,946
	Verizon Communications, Inc.
#	3.875%, 02/08/29		500	492,526
	0.375%, 03/22/29	EUR	1,000	1,050,576
	1.875%, 10/26/29	EUR	3,782	4,158,944

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Videotron Ltd.
	4.650%, 07/15/29	CAD	3,500	$2,607,116
	Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	4,300	4,383,237
	Volkswagen Financial Services AG
	3.625%, 05/19/29	EUR	2,600	3,021,525
	Volkswagen Group of America Finance LLC
Ω	4.950%, 08/15/29		4,400	4,406,706
#	4.950%, 08/15/29		5,000	5,007,620
	Volkswagen Group of America Finance LLC, SOFR + 0.930%, FRN
(r)Ω	5.278%, 09/12/25		2,000	2,001,780
	Volvo Treasury AB
	3.125%, 02/08/29	EUR	800	925,637
	3.125%, 08/26/29	EUR	4,220	4,887,665
	Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.775%, 04/28/27		5,600	5,622,806
	Waste Management, Inc.
	2.000%, 06/01/29		400	367,771
	WEA Finance LLC
Ω	4.125%, 09/20/28		1,700	1,666,096
	Wells Fargo & Co.
	0.625%, 03/25/30	EUR	380	389,930
	Wells Fargo Bank NA, SOFR + 1.060%, FRN
(r)	5.399%, 08/07/26		1,310	1,318,356
	Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	5.418%, 12/11/26		8,360	8,435,757
	Wendel SE
	1.375%, 04/26/26	EUR	2,000	2,267,445
	Werfen SA
	4.250%, 05/03/30	EUR	6,500	7,760,301
	Western Union Co.
	1.350%, 03/15/26		55,086	53,934,666
	Westlake Corp.
	1.625%, 07/17/29	EUR	4,169	4,486,236
	Westpac Banking Corp., 3M Swap + 0.700%, FRN
(r)	4.420%, 01/25/27	AUD	27,500	17,720,414
	Westpac Banking Corp., 3M Swap + 0.750%, FRN
(r)	4.547%, 02/16/26	AUD	9,000	5,795,360
(r)	4.550%, 08/10/26	AUD	24,700	15,925,837
	Westpac Banking Corp., 3M Swap + 0.800%, FRN
(r)	4.600%, 08/11/25	AUD	8,000	5,141,765
		Face Amount^	Value†
		(000)

Westpac Banking Corp., 3M Swap + 0.820%, FRN
(r) 4.534%, 12/15/26	AUD	10,000	$6,455,869
Westpac Banking Corp., 3M Swap + 0.930%, FRN
(r) 4.624%, 09/19/28	AUD	7,300	4,722,026
Westpac Banking Corp., 3M Swap + 0.980%, FRN
(r) 4.777%, 02/16/28	AUD	39,300	25,464,507
Westpac Banking Corp., 3M Swap + 1.050%, FRN
(r) 4.844%, 05/20/27	AUD	800	518,511
Westpac Banking Corp., 3M Swap + 1.230%, FRN
(r) 5.030%, 11/11/27	AUD	15,200	9,901,910
Williams Cos., Inc.
4.000%, 09/15/25		2,000	1,997,390
4.800%, 11/15/29		260	262,031
Wisconsin Power & Light Co.
3.000%, 07/01/29		2,795	2,648,570
WP Carey, Inc.
3.850%, 07/15/29		5,900	5,734,657
WPC Eurobond BV
0.950%, 06/01/30	EUR	18,688	19,227,844
WPP Finance 2013
3.625%, 09/12/29	EUR	5,924	6,878,622
Zoetis, Inc.
5.400%, 11/14/25		4,386	4,392,183
TOTAL BONDS			4,027,099,866
U.S. TREASURY OBLIGATIONS — (5.7%)
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r) 4.441%, 04/30/27		50,000	50,029,556
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r) 4.451%, 10/31/25		72,400	72,427,889
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 4.526%, 01/31/26		194,500	194,692,403
TOTAL U.S. TREASURY OBLIGATIONS			317,149,848

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
COMMERCIAL PAPER — (22.1%)
AbbVie, Inc.
Ω	4.780%, 09/16/25	12,500	$12,425,142
Alimentation Couche-Tard, Inc.
Ω	4.660%, 08/14/25	9,657	9,639,550
Amcor Flexibles North America, Inc.
Ω	4.678%, 08/27/25	9,000	8,968,111
Ameren Corp.
	4.633%, 08/18/25	1,000	997,728
American Honda Finance Corp.
	4.749%, 09/22/25	20,000	19,863,230
Avangrid, Inc.
Ω	4.615%, 08/14/25	3,000	2,994,661
BASF SE
Ω	4.721%, 08/12/25	13,000	12,980,076
Ω	4.575%, 09/30/25	10,500	10,416,889
Ω	4.718%, 09/30/25	25,000	24,802,117
BAT International Finance PLC
Ω	4.752%, 08/25/25	1,500	1,495,225
Bayer Corp.
Ω	4.680%, 09/23/25	3,000	2,979,057
Boston Properties LP
Ω	4.824%, 08/04/25	5,000	4,997,460
Ω	4.825%, 08/04/25	3,000	2,998,476
Ω	4.714%, 08/13/25	3,500	3,494,188
Ω	4.751%, 09/08/25	1,840	1,830,805
Brown-Forman Corp.
Ω	4.613%, 08/04/25	22,000	21,989,178
Caisse d'Amortissement de la Dette Sociale
Ω	4.421%, 09/29/25	15,000	14,890,999
Caisse des Depots et Consignations
Ω	4.461%, 08/19/25	13,000	12,970,288
Ω	4.416%, 10/03/25	5,000	4,961,257
Ω	4.441%, 10/03/25	5,000	4,961,257
Ω	4.414%, 10/29/25	13,000	12,858,625
Campbell's Co.
Ω	4.645%, 09/11/25	2,250	2,237,747
Canadian National Railway Co.
Ω	4.503%, 09/11/25	750	746,092
Canadian Pacific Railway Co.
Ω	4.696%, 08/26/25	500	498,345
CenterPoint Energy, Inc.
Ω	4.611%, 08/12/25	5,000	4,992,429
Ω	4.613%, 08/18/25	8,000	7,981,664
Chevron Phillips Chemical Co. LLC
Ω	4.643%, 09/17/25	27,700	27,534,318
Ω	4.646%, 09/18/25	22,300	22,163,827
CRH America Finance, Inc.
Ω	4.640%, 08/29/25	24,090	24,001,103
		Face Amount^	Value†
		(000)
Ω	4.669%, 09/05/25	5,000	$4,977,090
Crown Castle, Inc.
Ω	5.018%, 08/07/25	21,878	21,856,857
Ω	5.121%, 09/04/25	13,250	13,185,268
Dominion Energy, Inc.
Ω	4.672%, 08/13/25	15,500	15,474,518
Duke Energy Corp.
Ω	4.589%, 08/07/25	1,300	1,298,863
Emerson Electric Co.
Ω	4.446%, 09/11/25	4,500	4,477,226
Ω	4.457%, 09/30/25	4,000	3,970,584
Enbridge U.S., Inc.
Ω	4.635%, 08/29/25	7,500	7,472,323
Enel Finance America LLC
Ω	4.655%, 09/26/25	20,000	19,854,428
ERP Operating LP
Ω	4.661%, 08/14/25	7,000	6,987,542
Erste Abwicklungsanstalt
Ω	4.459%, 08/22/25	15,000	14,960,290
Ω	4.460%, 08/22/25	20,000	19,947,054
Ω	4.432%, 09/05/25	10,000	9,956,680
Experian Finance PLC
Ω	4.576%, 08/11/25	1,500	1,497,959
Ω	4.545%, 08/13/25	3,000	2,995,174
Honeywell International, Inc.
Ω	4.607%, 08/19/25	15,341	15,305,980
Ω	4.534%, 09/05/25	10,000	9,956,600
Ω	4.592%, 09/25/25	24,000	23,837,002
Ω	4.553%, 10/31/25	6,500	6,427,453
Hydro-Quebec
Ω	4.440%, 09/15/25	25,250	25,109,653
John Deere Financial, Inc.
Ω	4.469%, 09/15/25	6,750	6,712,608
Kreditanstalt fuer Wiederaufbau
Ω	4.447%, 09/22/25	15,000	14,905,041
Ω	4.426%, 10/16/25	17,000	16,843,029
Ω	4.419%, 10/30/25	10,000	9,890,581
LSEGA Financing PLC
Ω	4.553%, 08/15/25	15,000	14,972,143
Ω	4.595%, 08/18/25	750	748,328
Ω	4.590%, 09/16/25	14,500	14,415,084
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.451%, 10/14/25	10,000	9,909,479
Marriott International, Inc.
Ω	4.645%, 08/21/25	35,750	35,652,234
Ω	4.640%, 08/25/25	1,000	996,778
McCormick & Co., Inc.
Ω	4.593%, 08/20/25	21,500	21,445,216
Mondelez International, Inc.
Ω	4.632%, 09/19/25	8,500	8,446,402
National Securities Clearing Corp.
Ω	4.452%, 09/10/25	40,500	40,299,310
Ω	4.425%, 09/25/25	13,000	12,911,857

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
NextEra Energy Capital Holdings, Inc.
Ω	4.709%, 08/28/25	12,000	$11,957,237
NRW Bank
Ω	4.435%, 10/10/25	5,000	4,957,312
Nutrien Ltd.
Ω	4.659%, 08/29/25	10,000	9,962,772
Oracle Corp.
Ω	4.662%, 08/21/25	5,000	4,986,693
Parker-Hannifin Corp.
Ω	4.631%, 08/11/25	4,000	3,994,424
Ω	4.656%, 08/18/25	3,000	2,993,125
Phillips 66
Ω	4.681%, 08/18/25	32,750	32,674,456
Ω	4.682%, 08/20/25	6,750	6,732,677
Ω	4.681%, 08/22/25	5,000	4,985,880
PPG Industries, Inc.
	4.670%, 08/14/25	5,500	5,490,223
	4.670%, 08/15/25	5,000	4,990,470
Province of Alberta
Ω	4.424%, 10/01/25	26,000	25,806,113
Province of Ontario
	4.471%, 10/10/25	15,000	14,871,904
	4.461%, 10/10/25	8,500	8,427,413
Province of Quebec
Ω	4.451%, 09/17/25	30,000	29,826,801
PSP Capital, Inc.
Ω	4.456%, 09/03/25	25,000	24,898,142
Ω	4.438%, 09/08/25	13,000	12,939,174
Ω	4.441%, 09/22/25	16,000	15,898,059
Ω	4.467%, 09/22/25	28,500	28,318,418
Ω	4.429%, 10/24/25	10,000	9,897,961
Reckitt Benckiser Treasury Services PLC
Ω	4.608%, 08/29/25	1,500	1,494,484
Sanofi SA
Ω	4.459%, 09/17/25	30,000	29,826,480
Ω	4.439%, 10/07/25	39,000	38,681,023
Ω	4.458%, 10/17/25	20,000	19,812,366
Ω	4.464%, 11/10/25	18,000	17,779,986
		Face Amount^	Value†
		(000)
Ω	4.466%, 11/10/25	20,000	$19,755,540
Ω	4.454%, 11/25/25	28,550	28,151,570
Ω	4.456%, 11/25/25	10,000	9,860,445
Stanley Black & Decker, Inc.
Ω	4.685%, 08/26/25	3,000	2,989,984
Ω	4.715%, 08/27/25	6,750	6,726,601
Telstra Group Ltd.
Ω	4.688%, 09/25/25	15,000	14,895,015
Ω	4.633%, 10/31/25	12,250	12,105,940
TELUS Corp.
Ω	5.005%, 10/03/25	1,500	1,486,617
Ω	5.010%, 10/06/25	1,458	1,444,385
Ω	4.979%, 11/05/25	2,685	2,648,772
Ω	5.134%, 10/10/25	5,000	4,950,534
Ω	5.037%, 01/16/26	12,456	12,164,156
TransCanada PipeLines Ltd.
Ω	4.669%, 08/26/25	9,000	8,970,207
Ω	4.682%, 09/18/25	1,000	993,754
VW Credit, Inc.
Ω	4.754%, 09/09/25	10,000	9,949,074
Walt Disney Co.
Ω	4.456%, 09/22/25	10,000	9,935,664
TOTAL COMMERCIAL PAPER (Cost $1,240,764,328)			1,240,598,329
TOTAL INVESTMENT SECURITIES (Cost $5,583,249,185)			5,603,253,039

		Shares
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	997,270	11,535,427
TOTAL INVESTMENTS — (100.0%)
(Cost $5,594,784,234)^^			$5,614,788,466
As of July 31, 2025, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	57,941,556	EUR	49,303,910	State Street Bank and Trust	08/01/25	$1,675,960
USD	75,770,323	SGD	97,268,864	Royal Bank of Canada	08/07/25	839,149
USD	23,689,858	EUR	20,628,326	UBS AG	08/07/25	144,175
USD	23,865,777	EUR	20,536,921	State Street Bank and Trust	08/12/25	416,695
USD	3,774,316	CAD	5,128,382	Royal Bank of Canada	08/15/25	70,601
USD	14,869,096	JPY	2,131,826,667	Royal Bank of Canada	08/15/25	715,232
USD	78,503,988	EUR	67,998,611	Societe Generale	08/15/25	847,621
USD	47,138,720	EUR	40,733,781	UBS AG	08/15/25	619,572

DFA Short-Term Extended Quality Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	861,050	USD	983,031	State Street Bank and Trust	08/18/25	$509
USD	79,806,168	EUR	68,704,515	Citibank, N.A.	08/19/25	1,322,792
USD	19,326,015	CAD	26,127,450	Citibank, N.A.	08/19/25	453,081
USD	22,079,364	EUR	18,927,229	State Street Bank and Trust	08/19/25	458,182
USD	10,570,133	EUR	9,105,355	UBS AG	08/19/25	168,794
USD	6,051,085	NZD	10,159,860	Australia and New Zealand Bank	08/21/25	62,357
USD	10,899,560	NZD	18,152,057	Bank of America Corp.	08/21/25	199,830
USD	6,032,497	NZD	10,152,093	Citibank, N.A.	08/21/25	48,345
USD	2,876,887	NZD	4,819,827	Royal Bank of Canada	08/21/25	35,841
USD	2,950,515	NZD	4,930,686	State Street Bank and Trust	08/21/25	44,122
USD	78,578,504	EUR	68,432,884	Royal Bank of Canada	08/25/25	374,253
USD	13,221,138	EUR	11,568,506	State Street Bank and Trust	08/25/25	792
USD	5,299,368	EUR	4,555,849	UBS AG	08/25/25	93,000
USD	26,615,314	CAD	36,278,807	Citibank, N.A.	08/28/25	398,067
USD	18,187,889	CAD	24,766,400	Citibank, N.A.	08/29/25	289,322
USD	57,209,038	EUR	48,629,844	Royal Bank of Canada	08/29/25	1,620,681
USD	14,581,262	EUR	12,553,767	State Street Bank and Trust	08/29/25	231,158
USD	19,269,689	EUR	16,568,637	UBS AG	08/29/25	330,222
USD	115,675,409	EUR	100,742,655	State Street Bank and Trust	09/02/25	486,720
USD	100,638,871	EUR	84,989,507	Royal Bank of Canada	09/05/25	3,442,932
USD	3,164,552	NZD	5,227,721	Australia and New Zealand Bank	09/09/25	80,956
USD	6,244,828	NZD	10,280,684	Bank of America Corp.	09/09/25	180,720
USD	3,016,369	NZD	5,001,747	Citibank, N.A.	09/09/25	66,065
USD	23,896,309	CAD	32,630,131	Citibank, N.A.	09/09/25	301,966
USD	6,878,595	GBP	5,068,231	Citibank, N.A.	09/18/25	182,301
USD	10,479,076	JPY	1,548,311,626	State Street Bank and Trust	09/19/25	159,060
USD	118,744,883	EUR	101,093,855	Citibank, N.A.	09/22/25	3,002,001
USD	3,948,600	GBP	2,899,864	State Street Bank and Trust	09/25/25	116,955
USD	25,608,853	EUR	22,329,459	Royal Bank of Canada	09/30/25	30,241
USD	57,074,601	EUR	49,303,910	UBS AG	09/30/25	596,494
USD	92,407,847	AUD	141,391,852	Royal Bank of Canada	10/09/25	1,431,078
USD	79,736,453	AUD	121,239,165	Australia and New Zealand Bank	10/14/25	1,719,045
USD	69,238,092	AUD	104,536,473	Australia and New Zealand Bank	10/24/25	1,955,711
USD	458,420	NZD	775,307	Citibank, N.A.	10/29/25	274
Total Appreciation						$25,212,872
EUR	49,303,910	USD	56,849,380	UBS AG	08/01/25	$(583,784)
SGD	60,214,194	USD	46,706,816	Royal Bank of Canada	08/07/25	(320,747)
EUR	2,308,994	USD	2,707,224	Societe Generale	08/07/25	(71,681)
USD	114,918,687	EUR	102,495,751	State Street Bank and Trust	08/07/25	(2,072,509)
SGD	37,054,670	USD	28,630,790	State Street Bank and Trust	08/07/25	(85,685)
EUR	3,871,394	USD	4,504,523	UBS AG	08/07/25	(85,618)
USD	3,110,354	EUR	2,771,457	HSBC Bank	08/12/25	(54,100)
EUR	3,565,081	USD	4,192,363	JPMorgan Chase Bank NA	08/12/25	(121,749)
EUR	4,824,718	USD	5,657,579	Societe Generale	08/12/25	(148,710)
USD	114,998,166	EUR	102,576,068	State Street Bank and Trust	08/12/25	(2,123,319)
EUR	2,332,639	USD	2,732,060	UBS AG	08/12/25	(68,650)
EUR	1,016,250	USD	1,166,613	HSBC Bank	08/18/25	(5,795)
USD	129,576,640	EUR	114,293,524	State Street Bank and Trust	08/18/25	(975,856)
CAD	8,976,184	USD	6,582,799	Barclays Capital	08/20/25	(98,614)
USD	28,669,322	CAD	39,788,541	State Street Bank and Trust	08/20/25	(72,990)
CAD	10,178,892	USD	7,370,138	State Street Bank and Trust	08/20/25	(17,145)
USD	36,353,618	EUR	31,931,111	State Street Bank and Trust	08/25/25	(136,859)
CAD	12,908,743	USD	9,407,085	HSBC Bank	08/28/25	(78,452)
CAD	32,630,131	USD	23,650,976	Societe Generale	09/09/25	(56,633)
GBP	3,628,258	USD	4,986,651	Barclays Capital	09/18/25	(192,891)

DFA Short-Term Extended Quality Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	1,206,450	USD	1,614,365	Citibank, N.A.	09/25/25	$(20,260)
Total (Depreciation)						$(7,392,047)
Total Appreciation (Depreciation)						$17,820,825
As of July 31, 2025, the value of Rule 144A securities amounted to $1,769,342,037 or 31.1% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$18,404,996	—	$18,404,996
Bonds	—	4,027,099,866	—	4,027,099,866
U.S. Treasury Obligations	—	317,149,848	—	317,149,848
Commercial Paper	—	1,240,598,329	—	1,240,598,329
Securities Lending Collateral	—	11,535,427	—	11,535,427
Total Investments in Securities	—	$5,614,788,466	—	$5,614,788,466
Financial Instruments
Assets
Forward Currency Contracts**	—	25,212,872	—	25,212,872
Liabilities
Forward Currency Contracts**	—	(7,392,047)	—	(7,392,047)
Total Financial Instruments	—	$17,820,825	—	$17,820,825
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.3%)
Federal National Mortgage Association
	0.375%, 08/25/25		5,750	$5,734,458
BONDS — (94.6%)
3M Co.
	1.750%, 05/15/30	EUR	1,000	1,082,262
7-Eleven, Inc.
Ω	1.800%, 02/10/31		5,000	4,251,577
Ω	2.500%, 02/10/41		5,454	3,656,608
Abbott Laboratories
	4.750%, 04/15/43		5,000	4,669,802
AbbVie, Inc.
	4.050%, 11/21/39		3,000	2,616,997
	4.400%, 11/06/42		7,200	6,304,427
	5.350%, 03/15/44		400	390,731
ABN AMRO Bank NV
	3.125%, 01/21/30	EUR	8,000	9,289,934
Accenture Capital, Inc.
	4.500%, 10/04/34		3,000	2,903,131
AEP Texas, Inc.
	5.700%, 05/15/34		400	408,383
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.400%, 10/29/33		4,000	3,512,850
	3.850%, 10/29/41		2,800	2,232,921
Aeroports de Paris SA
	2.750%, 04/02/30	EUR	100	113,255
Aetna, Inc.
	6.750%, 12/15/37		1,000	1,078,809
Affiliated Managers Group, Inc.
	5.500%, 08/20/34		2,800	2,821,376
Aflac, Inc.
	6.450%, 08/15/40		2,300	2,497,910
AGCO Corp.
	5.800%, 03/21/34		4,660	4,749,351
Agence Francaise de Developpement EPIC
	2.875%, 01/21/30	EUR	5,000	5,732,125
	0.500%, 05/25/30	EUR	800	819,555
Aker BP ASA
Ω	4.000%, 01/15/31		1,000	947,549
Ω	6.000%, 06/13/33		10,000	10,285,420
Alabama Power Co.
	5.500%, 03/15/41		1,500	1,471,373
	3.850%, 12/01/42		650	521,027
Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		4,450	3,328,333
		Face Amount^	Value†
		(000)

Allstate Corp.
5.350%, 06/01/33		1,900	$1,951,512
4.500%, 06/15/43		4,470	3,863,760
Ally Financial, Inc.
8.000%, 11/01/31		3,849	4,348,319
Altria Group, Inc.
2.450%, 02/04/32		6,600	5,683,535
4.500%, 05/02/43		900	746,974
Amazon.com, Inc.
3.875%, 08/22/37		5,000	4,496,775
Amcor Flexibles North America, Inc.
2.630%, 06/19/30		375	340,277
Amdocs Ltd.
2.538%, 06/15/30		1,600	1,443,380
American Electric Power Co., Inc.
5.625%, 03/01/33		400	414,825
American Express Co.
8.150%, 03/19/38		2,000	2,529,107
4.050%, 12/03/42		5,000	4,190,940
American Honda Finance Corp.
3.300%, 03/21/29	EUR	12,400	14,408,011
5.050%, 07/10/31		1,500	1,523,117
American Tower Corp.
5.650%, 03/15/33		400	414,847
5.550%, 07/15/33		400	412,353
American Water Capital Corp.
4.300%, 12/01/42		3,176	2,704,861
Amgen, Inc.
2.300%, 02/25/31		3,413	3,029,246
4.950%, 10/01/41		1,200	1,099,417
Anheuser-Busch InBev Worldwide, Inc.
5.450%, 01/23/39		4,695	4,754,272
APA Infrastructure Ltd.
0.750%, 03/15/29	EUR	1,400	1,485,235
Appalachian Power Co.
5.650%, 04/01/34		400	411,610
7.000%, 04/01/38		5,200	5,782,090
Apple, Inc.
# 3.350%, 02/09/27		6,000	5,931,626
2.200%, 09/11/29		5,000	4,629,835
2.375%, 02/08/41		7,000	4,879,700
3.850%, 05/04/43		5,500	4,576,531
ArcelorMittal SA
6.800%, 11/29/32		5,000	5,481,760
Arizona Public Service Co.
2.200%, 12/15/31		7,500	6,408,245
Arrow Electronics, Inc.
5.875%, 04/10/34		5,000	5,141,629

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		2,000	$1,729,959
Ω	5.500%, 08/11/32		4,600	4,659,957
Ω	5.950%, 10/15/33		2,500	2,594,222
Assurant, Inc.
	2.650%, 01/15/32		6,000	5,162,271
AT&T, Inc.
	4.500%, 05/15/35		2,000	1,897,695
	4.900%, 08/15/37		2,000	1,907,637
	4.850%, 03/01/39		1,400	1,314,471
Athene Holding Ltd.
#	5.875%, 01/15/34		6,400	6,599,025
Autoliv, Inc.
	3.625%, 08/07/29	EUR	300	350,137
AutoNation, Inc.
	1.950%, 08/01/28		2,800	2,595,926
	2.400%, 08/01/31		3,000	2,575,527
AutoZone, Inc.
	5.200%, 08/01/33		400	403,599
AvalonBay Communities, Inc.
	3.300%, 06/01/29		510	489,744
Avnet, Inc.
	3.000%, 05/15/31		8,245	7,375,657
	5.500%, 06/01/32		400	402,739
Ayvens SA
	3.875%, 07/16/29	EUR	6,500	7,689,932
Baker Hughes Holdings LLC
	5.125%, 09/15/40		6,000	5,709,304
Banco BPM SpA
	3.375%, 01/21/30	EUR	510	594,262
Banco Santander SA
	5.796%, 01/23/29	AUD	2,520	1,678,637
	3.875%, 04/22/29	EUR	200	236,429
	3.490%, 05/28/30		200	189,504
#	6.938%, 11/07/33		800	901,281
Bank of America Corp.
	5.875%, 02/07/42		3,236	3,375,282
Bank of Montreal
	5.511%, 06/04/31		4,000	4,162,596
Bank of New Zealand
	3.661%, 07/17/29	EUR	2,000	2,346,421
Bank of Nova Scotia
	3.500%, 04/17/29	EUR	5,000	5,825,617
	2.450%, 02/02/32		6,800	5,909,636
	5.650%, 02/01/34		2,000	2,095,881
Banque Federative du Credit Mutuel SA
	1.750%, 03/15/29	EUR	2,000	2,199,785
	4.375%, 05/02/30	EUR	2,900	3,487,195
BAT Capital Corp.
	4.390%, 08/15/37		2,000	1,786,111
	7.079%, 08/02/43		400	440,181
Bayer U.S. Finance LLC
Ω	6.500%, 11/21/33		10,000	10,681,475
			Face Amount^	Value†
			(000)

Berkshire Hathaway Energy Co.
	5.950%, 05/15/37		6,000	$6,345,814
	6.500%, 09/15/37		3,073	3,324,463
BG Energy Capital PLC
	2.250%, 11/21/29	EUR	1,000	1,114,788
BHP Billiton Finance USA Ltd.
	5.000%, 09/30/43		3,919	3,703,478
Black Hills Corp.
	4.350%, 05/01/33		8,837	8,328,782
	6.000%, 01/15/35		770	800,507
Blackrock, Inc.
	3.250%, 04/30/29		710	688,242
BNG Bank NV
	2.500%, 05/21/30	EUR	600	683,163
BNP Paribas SA
	3.625%, 09/01/29	EUR	100	117,591
Boardwalk Pipelines LP
	3.600%, 09/01/32		150	135,938
	5.625%, 08/01/34		5,000	5,063,194
Boeing Co.
	2.950%, 02/01/30		1,710	1,588,022
	6.125%, 02/15/33		2,835	2,994,983
	3.600%, 05/01/34		1,825	1,611,872
Booz Allen Hamilton, Inc.
	5.950%, 08/04/33		2,000	2,068,720
Boston Properties LP
	5.750%, 01/15/35		400	402,357
Bouygues SA
	0.500%, 02/11/30	EUR	700	719,753
BP Capital Markets America, Inc.
	4.989%, 04/10/34		3,000	3,014,036
	3.060%, 06/17/41		5,400	3,980,664
Brighthouse Financial, Inc.
#	5.625%, 05/15/30		4,035	4,042,612
Bristol-Myers Squibb Co.
	4.125%, 06/15/39		2,750	2,426,691
	2.350%, 11/13/40		1,200	814,720
	3.550%, 03/15/42		4,000	3,141,894
Brixmor Operating Partnership LP
	2.500%, 08/16/31		1,833	1,601,179
Broadcom, Inc.
Ω	2.450%, 02/15/31		400	356,833
Ω	4.150%, 04/15/32		400	384,464
	4.300%, 11/15/32		2,800	2,706,403
Ω	3.419%, 04/15/33		600	542,770
Ω	3.137%, 11/15/35		4,900	4,112,928
Brookfield Finance, Inc.
	2.724%, 04/15/31		3,600	3,244,597
	5.675%, 01/15/35		3,000	3,080,424
Brown & Brown, Inc.
	4.200%, 03/17/32		400	379,973
Brunswick Corp.
#	4.400%, 09/15/32		5,000	4,669,531

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Cadent Finance PLC
4.250%, 07/05/29	EUR	100	$120,242
Caisse d'Amortissement de la Dette Sociale
0.600%, 11/25/29	EUR	3,800	3,988,176
2.875%, 05/25/30	EUR	1,600	1,842,294
CaixaBank SA
3.750%, 09/07/29	EUR	3,700	4,396,968
Camden Property Trust
4.900%, 01/15/34		5,000	4,972,200
Canadian Imperial Bank of Commerce
3.807%, 07/09/29	EUR	2,550	3,006,892
3.600%, 04/07/32		2,000	1,858,968
6.092%, 10/03/33		8,000	8,580,578
Canadian Natural Resources Ltd.
5.850%, 02/01/35		2,000	2,032,841
6.250%, 03/15/38		9,800	10,121,029
Capital One Financial Corp.
1.650%, 06/12/29	EUR	900	980,194
6.700%, 11/29/32		2,179	2,381,588
Cardinal Health, Inc.
4.600%, 03/15/43		400	342,700
Cargill, Inc.
3.875%, 04/24/30	EUR	100	119,216
Carlsberg Breweries AS
3.000%, 08/28/29	EUR	300	344,973
Carrier Global Corp.
3.377%, 04/05/40		3,211	2,533,952
Castellum Helsinki Finance Holding Abp
0.875%, 09/17/29	EUR	100	103,879
CBRE Services, Inc.
5.950%, 08/15/34		787	829,233
CDP Financial, Inc.
4.875%, 06/05/29		700	718,404
CenterPoint Energy Resources Corp.
5.400%, 07/01/34		8,000	8,120,038
5.850%, 01/15/41		3,000	3,001,290
CF Industries, Inc.
5.150%, 03/15/34		1,700	1,687,428
4.950%, 06/01/43		4,000	3,549,383
Choice Hotels International, Inc.
3.700%, 12/01/29		1,040	983,959
Chubb INA Holdings LLC
0.875%, 12/15/29	EUR	100	104,991
Cigna Group
# 5.250%, 02/15/34		2,000	2,020,210
4.800%, 08/15/38		2,800	2,598,437
3.200%, 03/15/40		1,470	1,112,402
6.125%, 11/15/41		400	413,732
Cisco Systems, Inc.
5.900%, 02/15/39		2,100	2,245,723
5.500%, 01/15/40		1,700	1,740,827
			Face Amount^	Value†
			(000)

	Citigroup, Inc.
	1.250%, 04/10/29	EUR	100	$108,833
	8.125%, 07/15/39		7,866	9,836,648
	5.875%, 01/30/42		4,000	4,135,587
	CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	300	311,616
	CNA Financial Corp.
	5.500%, 06/15/33		2,000	2,043,760
	5.125%, 02/15/34		2,400	2,381,329
	CNO Financial Group, Inc.
	5.250%, 05/30/29		2,750	2,773,688
	Comcast Corp.
	7.050%, 03/15/33		3,437	3,906,831
	4.200%, 08/15/34		675	634,326
	4.400%, 08/15/35		2,850	2,689,891
	3.900%, 03/01/38		3,800	3,271,916
	Conagra Brands, Inc.
	5.300%, 11/01/38		7,600	7,155,141
	ConocoPhillips
	5.900%, 10/15/32		4,400	4,731,926
	Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38		1,300	1,468,068
	5.500%, 12/01/39		1,400	1,402,606
	5.700%, 06/15/40		294	298,810
	3.950%, 03/01/43		500	406,203
	Constellation Energy Generation LLC
	5.800%, 03/01/33		400	422,359
	5.600%, 06/15/42		1,768	1,734,999
	Continental AG
	3.500%, 10/01/29	EUR	1,154	1,347,562
	Cooperatieve Rabobank UA
	4.000%, 01/10/30	EUR	2,800	3,346,317
	Corebridge Financial, Inc.
	3.900%, 04/05/32		800	751,865
	4.350%, 04/05/42		8,000	6,695,854
	Cox Communications, Inc.
Ω	4.800%, 02/01/35		3,797	3,517,687
Ω	4.700%, 12/15/42		1,000	804,846
	Credit Agricole SA
	5.411%, 01/18/29	AUD	900	595,933
	1.750%, 03/05/29	EUR	500	549,766
	4.125%, 03/07/30	EUR	2,000	2,409,145
	Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	300	322,230
	Crown Castle, Inc.
	2.900%, 04/01/41		6,000	4,288,582
	CSX Corp.
	4.750%, 05/30/42		968	880,479
	CVS Health Corp.
	4.780%, 03/25/38		8,800	8,041,302
	4.125%, 04/01/40		170	141,391
	5.300%, 12/05/43		400	362,290
	6.000%, 06/01/44		400	393,972

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Daimler Truck Finance North America LLC
Ω	5.375%, 01/18/34		850	$854,108
Ω	5.375%, 06/25/34		5,000	5,013,398
Daimler Truck International Finance BV
	3.875%, 06/19/29	EUR	200	236,963
Darden Restaurants, Inc.
	6.300%, 10/10/33		5,000	5,329,600
Dell International LLC/EMC Corp.
	3.375%, 12/15/41		5,000	3,749,461
Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	100	116,255
Devon Energy Corp.
	5.600%, 07/15/41		1,600	1,487,101
	4.750%, 05/15/42		8,400	7,055,425
Dominion Energy, Inc.
	4.900%, 08/01/41		6,755	6,082,069
Dow Chemical Co.
	5.250%, 11/15/41		8,400	7,530,395
DSV Finance BV
	3.500%, 06/26/29	EUR	1,980	2,324,103
Duke Energy Carolinas LLC
	6.100%, 06/01/37		2,167	2,294,345
Duke Energy Corp.
	3.300%, 06/15/41		400	299,252
Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		500	433,509
Eagle Materials, Inc.
	2.500%, 07/01/31		600	530,056
Eastman Chemical Co.
	4.800%, 09/01/42		3,305	2,873,719
Eaton Capital ULC
	0.577%, 03/08/30	EUR	250	258,462
eBay, Inc.
	4.000%, 07/15/42		1,000	809,006
Elevance Health, Inc.
	5.950%, 12/15/34		1,200	1,257,834
	4.625%, 05/15/42		1,000	871,559
Emerson Electric Co.
	2.000%, 10/15/29	EUR	1,000	1,105,558
EnBW International Finance BV
	3.000%, 05/20/29	EUR	1,000	1,155,223
Enel Finance International NV
Ω	5.500%, 06/26/34		5,400	5,480,921
Energy Transfer LP
	6.050%, 06/01/41		5,000	4,991,738
	6.500%, 02/01/42		2,000	2,085,417
Eni SpA
Ω	5.500%, 05/15/34		5,800	5,851,712
Enterprise Products Operating LLC
	6.875%, 03/01/33		2,035	2,270,249
			Face Amount^	Value†
			(000)

	6.650%, 10/15/34		1,500	$1,663,866
	5.950%, 02/01/41		2,049	2,112,300
	5.700%, 02/15/42		1,270	1,272,551
	4.850%, 08/15/42		400	363,143
	4.450%, 02/15/43		1,400	1,198,701
	Equinix, Inc.
	3.900%, 04/15/32		400	377,195
	Equinor ASA
	3.625%, 04/06/40		5,151	4,298,916
	Equitable Holdings, Inc.
	5.594%, 01/11/33		2,980	3,073,994
	ERAC USA Finance LLC
Ω	5.625%, 03/15/42		1,851	1,836,022
	ERP Operating LP
	4.650%, 09/15/34		5,400	5,229,582
	Erste Group Bank AG
	0.250%, 09/14/29	EUR	300	309,453
	Estee Lauder Cos., Inc.
	2.375%, 12/01/29		400	367,963
	European Investment Bank
	2.375%, 05/15/30	EUR	2,100	2,387,721
	European Union
	1.625%, 12/04/29	EUR	900	994,561
	Eversource Energy
	5.125%, 05/15/33		400	399,793
	Exelon Corp.
	5.625%, 06/15/35		400	409,540
	Exxon Mobil Corp.
	4.227%, 03/19/40		5,000	4,443,352
	Fairfax Financial Holdings Ltd.
	4.625%, 04/29/30		1,500	1,487,643
	5.625%, 08/16/32		950	971,342
	Federation des Caisses Desjardins du Quebec
	3.467%, 09/05/29	EUR	1,780	2,072,241
	FedEx Corp.
Ω	4.900%, 01/15/34		3,588	3,470,414
Ω	5.100%, 01/15/44		3,000	2,636,156
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		8,900	8,310,678
	2.450%, 03/15/31		1,000	868,265
	Fidelity National Information Services, Inc.
	5.100%, 07/15/32		3,500	3,550,378
	3.100%, 03/01/41		1,000	731,197
	Fingrid OYJ
	2.750%, 12/04/29	EUR	140	159,828
	Finland Government Bonds
	2.500%, 04/15/30	EUR	500	570,998
	Firmenich Productions Participations SAS
	1.750%, 04/30/30	EUR	100	108,965
	First American Financial Corp.
	2.400%, 08/15/31		3,010	2,577,715

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Flex Ltd.
	4.875%, 05/12/30		2,500	$2,500,849
Flowserve Corp.
	2.800%, 01/15/32		9,600	8,386,883
FMR LLC
Ω	4.950%, 02/01/33		8,555	8,483,026
Fortive Corp.
	3.700%, 08/15/29	EUR	511	603,179
Fortune Brands Innovations, Inc.
	5.875%, 06/01/33		400	418,048
Fox Corp.
#	5.476%, 01/25/39		9,600	9,346,796
French Republic Government Bonds OAT
	2.750%, 02/25/30	EUR	900	1,034,256
	2.500%, 05/25/30	EUR	3,200	3,633,555
GATX Corp.
	3.500%, 06/01/32		1,050	954,946
	5.450%, 09/15/33		500	508,510
Gecina SA
	1.625%, 03/14/30	EUR	500	541,367
General Dynamics Corp.
	4.250%, 04/01/40		3,000	2,682,422
General Motors Co.
	5.000%, 04/01/35		1,350	1,281,190
	5.150%, 04/01/38		990	920,701
General Motors Financial Co., Inc.
	4.300%, 02/15/29	EUR	800	953,813
	4.900%, 10/06/29		260	259,581
	5.850%, 04/06/30		8,000	8,267,488
Gilead Sciences, Inc.
	2.600%, 10/01/40		5,786	4,123,386
Glencore Capital Finance DAC
	0.750%, 03/01/29	EUR	600	636,130
Glencore Funding LLC
Ω	2.850%, 04/27/31		5,600	5,039,659
Ω	2.625%, 09/23/31		400	351,985
Ω	6.500%, 10/06/33		5,000	5,416,118
Goldman Sachs Group, Inc.
	1.250%, 02/07/29	EUR	600	650,934
	0.875%, 05/09/29	EUR	2,750	2,929,392
	6.125%, 02/15/33		3,000	3,267,361
	6.250%, 02/01/41		1,200	1,283,282
Halliburton Co.
#	4.850%, 11/15/35		2,002	1,923,477
	6.700%, 09/15/38		5,400	5,868,249
	7.450%, 09/15/39		1,000	1,157,498
	4.500%, 11/15/41		140	119,858
Hamburg Commercial Bank AG
	3.500%, 01/31/30	EUR	180	208,084
HCA, Inc.
	5.250%, 03/01/30		200	204,302
	5.500%, 06/01/33		5,000	5,104,373
			Face Amount^	Value†
			(000)

	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		350	$312,211
	Healthcare Realty Holdings LP
	2.000%, 03/15/31		400	341,317
	Heineken NV
Ω	4.000%, 10/01/42		1,000	817,076
	Hess Corp.
	5.600%, 02/15/41		3,000	3,036,397
	Highwoods Realty LP
	7.650%, 02/01/34		1,000	1,127,288
	Home Depot, Inc.
	3.300%, 04/15/40		8,400	6,649,736
	Honeywell International, Inc.
	3.375%, 03/01/30	EUR	6,680	7,772,259
	Host Hotels & Resorts LP
	3.375%, 12/15/29		1,101	1,032,426
	5.700%, 07/01/34		6,200	6,226,307
	5.500%, 04/15/35		400	394,705
	HP, Inc.
	5.500%, 01/15/33		1,000	1,019,022
#	6.000%, 09/15/41		2,000	2,015,321
	HSBC Holdings PLC
	6.100%, 01/14/42		1,030	1,092,901
	Humana, Inc.
	4.625%, 12/01/42		5,640	4,759,717
	IBM International Capital Pte. Ltd.
	4.900%, 02/05/34		1,400	1,391,830
	5.250%, 02/05/44		4,000	3,818,599
	ICADE
	1.000%, 01/19/30	EUR	200	207,325
	Imperial Brands Finance PLC
Ω	5.875%, 07/01/34		10,000	10,217,104
	Indiana Michigan Power Co.
	6.050%, 03/15/37		1,384	1,480,763
	Intel Corp.
	4.600%, 03/25/40		4,200	3,600,120
	2.800%, 08/12/41		3,000	1,972,283
	4.250%, 12/15/42		1,500	1,180,168
	5.625%, 02/10/43		3,050	2,843,683
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		7,000	5,044,970
	International Business Machines Corp.
	3.300%, 01/27/27		126	123,690
	3.500%, 05/15/29		29	28,112
	2.900%, 02/10/30	EUR	3,220	3,690,117
	4.150%, 05/15/39		3,300	2,889,962
	2.850%, 05/15/40		6,000	4,394,142

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	International Development Association
	2.500%, 05/28/30	EUR	10,600	$12,063,262
	International Paper Co.
#	6.000%, 11/15/41		9,000	9,152,819
	Interpublic Group of Cos., Inc.
	3.375%, 03/01/41		5,000	3,715,489
	Intesa Sanpaolo SpA
Ω	7.200%, 11/28/33		5,000	5,624,353
	Invitation Homes Operating Partnership LP
	5.500%, 08/15/33		1,000	1,016,160
	ISS Global AS
	3.875%, 06/05/29	EUR	3,100	3,659,139
	Italgas SpA
	2.875%, 03/06/30	EUR	1,200	1,364,862
	Jabil, Inc.
	3.000%, 01/15/31		6,167	5,604,127
	Jackson Financial, Inc.
	5.670%, 06/08/32		2,000	2,037,071
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		3,398	3,546,842
	Janus Henderson U.S. Holdings, Inc.
	5.450%, 09/10/34		417	410,560
	Japan Government Ten Year Bonds
	0.100%, 03/20/29	JPY	320,000	2,057,252
	0.100%, 06/20/29	JPY	480,000	3,076,170
	JDE Peet's NV
	4.125%, 01/23/30	EUR	110	130,803
	Jefferies Financial Group, Inc.
	4.000%, 04/16/29	EUR	430	508,561
	2.625%, 10/15/31		7,900	6,886,752
	6.200%, 04/14/34		3,000	3,134,034
	John Deere Bank SA
	3.300%, 10/15/29	EUR	400	466,765
	Johnson & Johnson
	1.300%, 09/01/30		2,825	2,452,747
#	4.375%, 12/05/33		4,334	4,307,312
#	4.950%, 06/01/34		15,000	15,514,149
	3.550%, 03/01/36		5,000	4,469,485
	3.400%, 01/15/38		2,000	1,706,529
	2.100%, 09/01/40		11,000	7,534,715
	JPMorgan Chase & Co.
	6.400%, 05/15/38		10,200	11,332,648
	5.500%, 10/15/40		8,700	8,802,428
	Juniper Networks, Inc.
	3.750%, 08/15/29		5,956	5,767,750
	Kellanova
	7.450%, 04/01/31		700	796,496
	Kemper Corp.
	3.800%, 02/23/32		1,327	1,206,481
	Kimco Realty OP LLC
	4.600%, 02/01/33		2,500	2,451,077
			Face Amount^	Value†
			(000)

	Kinder Morgan Energy Partners LP
	6.950%, 01/15/38		800	$880,564
	6.500%, 09/01/39		1,565	1,656,783
	5.000%, 03/01/43		1,073	958,468
	5.400%, 09/01/44		400	370,744
	Kinder Morgan, Inc.
	7.750%, 01/15/32		400	459,173
	5.300%, 12/01/34		5,000	4,990,988
	Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	2,600	2,639,001
	Kraft Heinz Foods Co.
	5.000%, 06/04/42		5,000	4,448,991
	Kreditanstalt fuer Wiederaufbau
	0.375%, 04/23/30	EUR	1,179	1,224,659
	Kroger Co.
	7.500%, 04/01/31		6,325	7,200,581
	5.150%, 08/01/43		400	367,295
	Kyndryl Holdings, Inc.
	3.150%, 10/15/31		400	358,492
	6.350%, 02/20/34		5,300	5,595,815
	La Banque Postale SA
	4.375%, 01/17/30	EUR	200	241,271
	Land Berlin
	2.375%, 06/04/30	EUR	300	340,152
	Lansforsakringar Bank AB
	3.250%, 01/22/30	EUR	12,364	14,253,433
	Lear Corp.
	3.500%, 05/30/30		3,595	3,383,410
	Legg Mason, Inc.
	5.625%, 01/15/44		4,280	4,209,640
	Liberty Utilities Co.
Ω	5.869%, 01/31/34		5,000	5,068,953
	Lincoln National Corp.
	3.400%, 01/15/31		50	46,342
	3.400%, 03/01/32		4,555	4,125,324
#	6.300%, 10/09/37		1,000	1,040,151
	7.000%, 06/15/40		400	439,703
	Lloyds Bank Corporate Markets PLC
	3.250%, 03/24/30	EUR	1,600	1,857,775
	Lockheed Martin Corp.
	4.070%, 12/15/42		1,500	1,250,736
	Loews Corp.
#	4.125%, 05/15/43		3,000	2,506,488
	LPL Holdings, Inc.
	6.000%, 05/20/34		1,700	1,756,675
	LSEGA Financing PLC
Ω	2.500%, 04/06/31		257	227,985
Ω	3.200%, 04/06/41		4,700	3,577,847
	LYB International Finance BV
	5.250%, 07/15/43		400	351,422
	LYB International Finance III LLC
	3.375%, 10/01/40		9,500	6,889,365

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	4,130	$5,048,855
	Marathon Petroleum Corp.
	6.500%, 03/01/41		1,600	1,668,837
	4.750%, 09/15/44		400	333,793
	Markel Group, Inc.
	3.350%, 09/17/29		6,800	6,520,015
	Marriott International, Inc.
	2.750%, 10/15/33		3,000	2,547,036
	Mars, Inc.
Ω	3.600%, 04/01/34		5,000	4,493,891
Ω	2.375%, 07/16/40		400	277,495
	Marsh & McLennan Cos., Inc.
	5.875%, 08/01/33		2,500	2,653,876
	Mastercard, Inc.
	1.000%, 02/22/29	EUR	100	108,354
	Medtronic, Inc.
	3.650%, 10/15/29	EUR	800	945,561
	Merck & Co., Inc.
	2.350%, 06/24/40		3,000	2,090,625
	MetLife, Inc.
	5.700%, 06/15/35		7,200	7,560,318
	Micron Technology, Inc.
	4.663%, 02/15/30		4,334	4,314,399
	5.875%, 02/09/33		400	416,023
	5.875%, 09/15/33		1,000	1,042,911
	3.366%, 11/01/41		3,200	2,371,629
	Microsoft Corp.
#	3.500%, 02/12/35		8,000	7,430,537
#	4.200%, 11/03/35		3,750	3,689,980
	3.450%, 08/08/36		4,500	4,017,650
	Mid-America Apartments LP
	5.000%, 03/15/34		5,000	4,993,432
	Mississippi Power Co.
	4.250%, 03/15/42		1,200	1,026,877
	Mitsubishi UFJ Financial Group, Inc.
	3.751%, 07/18/39		3,200	2,745,907
	Mizuho Financial Group, Inc.
	0.797%, 04/15/30	EUR	4,050	4,189,641
	Molson Coors Beverage Co.
	5.000%, 05/01/42		5,000	4,546,087
	Mosaic Co.
	5.625%, 11/15/43		400	381,704
	Motability Operations Group PLC
	3.625%, 07/24/29	EUR	5,000	5,853,718
	Motorola Solutions, Inc.
	5.600%, 06/01/32		1,511	1,567,073
	MPLX LP
	4.500%, 04/15/38		5,610	4,952,430
	Nasdaq, Inc.
	0.875%, 02/13/30	EUR	410	427,335
			Face Amount^	Value†
			(000)

	National Australia Bank Ltd.
	4.787%, 01/10/29		695	$708,138
	National Fuel Gas Co.
	2.950%, 03/01/31		3,300	2,941,131
	National Grid PLC
	0.553%, 09/18/29	EUR	200	207,795
	Nationwide Building Society
	3.250%, 09/05/29	EUR	300	348,488
	3.000%, 03/03/30	EUR	3,417	3,915,294
	NatWest Markets PLC
	3.125%, 01/10/30	EUR	12,032	13,856,162
	Nederlandse Waterschapsbank NV
	2.500%, 05/22/30	EUR	2,122	2,416,298
	NetApp, Inc.
	2.700%, 06/22/30		3,600	3,268,555
	Netherlands Government Bonds
Δ	0.000%, 07/15/30	EUR	300	304,815
	New Zealand Government Bonds
	4.500%, 05/15/30	NZD	21,700	13,156,617
	Newmont Corp.
	5.875%, 04/01/35		5,000	5,307,373
	4.875%, 03/15/42		3,000	2,827,362
	NextEra Energy Capital Holdings, Inc.
	5.250%, 03/15/34		8,000	8,072,177
	NiSource, Inc.
	5.950%, 06/15/41		525	530,156
	Nomura Holdings, Inc.
	3.103%, 01/16/30		5,225	4,864,018
	2.679%, 07/16/30		2,000	1,807,385
	2.999%, 01/22/32		400	355,826
	Northern Star Resources Ltd.
Ω	6.125%, 04/11/33		5,000	5,182,528
	NOV, Inc.
#	3.950%, 12/01/42		3,359	2,521,463
	NTT Finance Corp.
	0.342%, 03/03/30	EUR	300	304,848
	Nucor Corp.
	3.125%, 04/01/32		180	163,457
	NVIDIA Corp.
	3.500%, 04/01/40		1,600	1,344,063
	Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	1,800	2,123,912
	3.375%, 01/10/30	EUR	500	577,957
	ONEOK, Inc.
	6.350%, 01/15/31		3,700	3,942,799
	Ontario Teachers' Finance Trust
	4.625%, 04/10/29		4,000	4,065,052
	OP Corporate Bank PLC
	0.375%, 12/08/28	EUR	1,500	1,580,069
	2.875%, 11/27/29	EUR	3,500	4,017,822

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Oracle Corp.
	3.250%, 05/15/30		2,966	$2,794,791
	3.800%, 11/15/37		400	339,371
	3.600%, 04/01/40		9,000	7,103,427
	4.500%, 07/08/44		800	669,055
	Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	100	104,680
	ORIX Corp.
	3.780%, 05/29/29	EUR	4,500	5,269,906
	4.000%, 04/13/32		2,500	2,378,043
	Ovintiv, Inc.
	6.250%, 07/15/33		1,279	1,322,610
	6.500%, 02/01/38		150	153,010
	Pacific LifeCorp
Ω	5.125%, 01/30/43		3,000	2,776,688
	Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	100	114,277
	Pernod Ricard SA
	0.125%, 10/04/29	EUR	300	306,162
	Pfizer Investment Enterprises Pte. Ltd.
	5.110%, 05/19/43		1,000	946,685
	Pfizer, Inc.
	2.550%, 05/28/40		4,000	2,844,616
	5.600%, 09/15/40		400	405,943
	Philip Morris International, Inc.
	5.625%, 09/07/33		3,000	3,120,206
	4.375%, 11/15/41		2,335	2,021,781
	3.875%, 08/21/42		5,000	4,021,192
	4.125%, 03/04/43		400	332,626
	4.875%, 11/15/43		400	362,324
	Phillips 66
	2.150%, 12/15/30		2,200	1,933,135
#	4.650%, 11/15/34		3,000	2,865,472
	5.875%, 05/01/42		2,380	2,365,582
	Phillips 66 Co.
	5.300%, 06/30/33		5,000	5,051,326
	Plains All American Pipeline LP/PAA Finance Corp.
	4.300%, 01/31/43		1,500	1,187,885
	4.700%, 06/15/44		5,000	4,133,283
	PPG Industries, Inc.
	2.550%, 06/15/30		2,695	2,451,579
	Primerica, Inc.
	2.800%, 11/19/31		5,950	5,304,147
	Progress Energy, Inc.
	6.000%, 12/01/39		5,010	5,190,544
	Progressive Corp.
	6.250%, 12/01/32		900	985,824
	Prologis LP
	4.625%, 01/15/33		2,200	2,179,739
	Province of Alberta
	2.050%, 06/01/30	CAD	1,000	684,079
	Province of British Columbia
	2.200%, 06/18/30	CAD	2,100	1,445,932
			Face Amount^	Value†
			(000)

	Province of Ontario
	1.550%, 11/01/29	CAD	1,600	$1,082,483
	2.050%, 06/02/30	CAD	13,200	9,025,652
	Province of Quebec
Δ	0.000%, 10/15/29	EUR	200	204,987
	Prudential Financial, Inc.
	5.750%, 07/15/33		3,225	3,421,389
	3.000%, 03/10/40		600	452,573
	Prudential Funding Asia PLC
	3.625%, 03/24/32		2,750	2,556,506
	PulteGroup, Inc.
	6.375%, 05/15/33		1,100	1,182,950
	PVH Corp.
	4.125%, 07/16/29	EUR	2,900	3,394,441
	Quanta Services, Inc.
	3.050%, 10/01/41		1,100	785,793
	Rayonier LP
	2.750%, 05/17/31		3,500	3,103,738
	RCI Banque SA
	3.375%, 07/26/29	EUR	300	345,861
	4.875%, 10/02/29	EUR	300	365,121
	Realty Income Corp.
	5.625%, 10/13/32		2,600	2,714,651
	2.850%, 12/15/32		2,067	1,817,390
	1.800%, 03/15/33		4,600	3,726,144
	Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	1,550	1,823,672
	Reynolds American, Inc.
	5.700%, 08/15/35		1,000	1,019,420
	6.150%, 09/15/43		400	403,047
	Rio Tinto Alcan, Inc.
	6.125%, 12/15/33		5,000	5,402,078
	Roche Holdings, Inc.
#Ω	4.203%, 09/09/29		400	398,633
	Rogers Communications, Inc.
	5.450%, 10/01/43		8,000	7,512,183
	Royal Bank of Canada
	3.875%, 05/04/32		1,600	1,526,390
	5.000%, 02/01/33		6,000	6,098,840
	Royalty Pharma PLC
	3.300%, 09/02/40		9,250	6,937,303
	RTX Corp.
	4.875%, 10/15/40		4,000	3,748,362
	Santander U.K. PLC
	3.346%, 03/25/30	EUR	400	463,595
	Schlumberger Holdings Corp.
Ω	5.000%, 06/01/34		3,000	2,966,697
	Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	200	235,542
	SELP Finance SARL
	0.875%, 05/27/29	EUR	4,500	4,730,723
	Shell Finance U.S., Inc.
	2.375%, 11/07/29		200	185,080

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Shell International Finance BV
	6.375%, 12/15/38		4,000	$4,415,750
	4.550%, 08/12/43		3,107	2,694,828
Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26		80	81,463
Ω	2.875%, 03/11/41		10,000	7,408,464
Sika Capital BV
	3.750%, 05/03/30	EUR	3,550	4,203,961
Simon Property Group LP
	2.650%, 07/15/30		2,000	1,838,873
	2.250%, 01/15/32		1,967	1,696,162
Sixt SE
	3.250%, 01/22/30	EUR	300	345,542
Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	500	518,052
	3.375%, 03/19/30	EUR	6,800	7,887,253
Snam SpA
Δ	0.000%, 12/07/28	EUR	130	136,126
	4.000%, 11/27/29	EUR	100	119,658
Societe Generale SA
Ω	3.000%, 01/22/30		5,400	5,005,207
Southern Co.
	5.200%, 06/15/33		400	406,814
Southern Co. Gas Capital Corp.
	5.750%, 09/15/33		1,900	1,985,714
Southwest Gas Corp.
	2.200%, 06/15/30		3,618	3,242,330
SSE PLC
	2.875%, 08/01/29	EUR	200	229,345
Stanley Black & Decker, Inc.
	3.000%, 05/15/32		6,500	5,727,894
	5.200%, 09/01/40		3,000	2,861,495
State of Rhineland-Palatinate
	0.050%, 01/23/30	EUR	2,000	2,046,262
Statnett SF
	1.250%, 04/26/30	EUR	1,800	1,911,238
Stedin Holding NV
	0.500%, 11/14/29	EUR	1,320	1,369,289
Steel Dynamics, Inc.
	3.250%, 01/15/31		6,080	5,648,124
Stellantis Finance U.S., Inc.
Ω	2.691%, 09/15/31		8,389	7,073,895
Stora Enso OYJ
	4.250%, 09/01/29	EUR	160	190,224
Sumitomo Mitsui Financial Group, Inc.
	0.632%, 10/23/29	EUR	2,100	2,188,963
	2.222%, 09/17/31		5,827	5,061,897
	5.766%, 01/13/33		2,000	2,101,145
			Face Amount^	Value†
			(000)

	Sumitomo Mitsui Trust Bank Ltd.
#Ω	5.350%, 03/07/34		5,300	$5,406,996
	Sun Communities Operating LP
	4.200%, 04/15/32		5,000	4,755,278
	Suncor Energy, Inc.
	5.950%, 12/01/34		6,600	6,812,585
	6.850%, 06/01/39		1,500	1,620,839
	Svenska Handelsbanken AB
	0.500%, 02/18/30	EUR	2,000	2,052,959
	Swedbank AB
	4.250%, 07/11/28	EUR	1,919	2,294,646
	2.875%, 04/30/29	EUR	1,600	1,827,375
	3.250%, 09/24/29	EUR	3,700	4,269,373
	Swiss Life Finance I AG
	3.250%, 08/31/29	EUR	500	581,880
	Tanger Properties LP
	2.750%, 09/01/31		6,000	5,245,469
	Targa Resources Corp.
	4.200%, 02/01/33		3,000	2,804,738
	Tele2 AB
	3.750%, 11/22/29	EUR	200	235,203
	Telefonica Europe BV
	8.250%, 09/15/30		6,475	7,440,513
	T-Mobile USA, Inc.
	4.375%, 04/15/40		1,450	1,281,029
	3.000%, 02/15/41		8,500	6,218,539
	Toronto-Dominion Bank
	3.631%, 12/13/29	EUR	5,000	5,872,849
	3.200%, 03/10/32		5,000	4,550,172
#	4.456%, 06/08/32		4,909	4,814,596
	TotalEnergies Capital Canada Ltd.
	2.125%, 09/18/29	EUR	200	223,106
	TransCanada PipeLines Ltd.
	4.625%, 03/01/34		7,145	6,826,164
	Travelers Cos., Inc.
	5.350%, 11/01/40		3,300	3,289,790
	4.600%, 08/01/43		2,000	1,772,724
	TWDC Enterprises 18 Corp.
	4.125%, 12/01/41		1,000	844,691
	Tyson Foods, Inc.
	5.700%, 03/15/34		2,000	2,066,357
	UBS Group AG
	0.650%, 09/10/29	EUR	2,000	2,092,681
	Union Pacific Corp.
	3.375%, 02/14/42		250	192,362
	United Parcel Service, Inc.
	5.200%, 04/01/40		5,260	5,134,311
	4.875%, 11/15/40		907	843,335
	UnitedHealth Group, Inc.
	2.750%, 05/15/40		400	285,987
	3.050%, 05/15/41		5,200	3,792,316
	4.250%, 03/15/43		1,550	1,292,080

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Unum Group
5.750%, 08/15/42		2,000	$1,941,358
Valero Energy Corp.
7.500%, 04/15/32		4,400	5,022,899
6.625%, 06/15/37		2,300	2,479,191
Ventas Realty LP
3.000%, 01/15/30		3,400	3,180,021
5.700%, 09/30/43		4,000	3,892,039
Verizon Communications, Inc.
1.875%, 10/26/29	EUR	1,000	1,099,668
1.250%, 04/08/30	EUR	800	847,898
4.812%, 03/15/39		10,500	9,797,078
Viatris, Inc.
3.850%, 06/22/40		1,450	1,063,779
Virginia Electric & Power Co.
5.300%, 08/15/33		5,000	5,116,015
8.875%, 11/15/38		1,138	1,494,750
4.000%, 01/15/43		2,800	2,264,377
Visa, Inc.
2.000%, 06/15/29	EUR	600	670,167
Volkswagen Group of America Finance LLC
# 5.600%, 03/22/34		1,800	1,806,331
Volvo Treasury AB
3.125%, 08/26/29	EUR	6,300	7,296,751
Voya Financial, Inc.
5.700%, 07/15/43		1,200	1,166,572
Walt Disney Co.
6.200%, 12/15/34		1,800	2,002,639
# 3.500%, 05/13/40		6,400	5,231,193
Wells Fargo & Co.
0.625%, 03/25/30	EUR	3,000	3,078,391
Welltower OP LLC
2.750%, 01/15/31		6,300	5,734,484
2.750%, 01/15/32		400	356,177
Western Union Co.
2.750%, 03/15/31		5,000	4,370,840
Westlake Corp.
1.625%, 07/17/29	EUR	120	129,131
2.875%, 08/15/41		800	539,885
WestRock MWV LLC
8.200%, 01/15/30		3,885	4,448,327
		Face Amount^	Value†
		(000)

7.950%, 02/15/31		3,112	$3,579,719
Williams Cos., Inc.
5.650%, 03/15/33		400	414,227
6.300%, 04/15/40		1,000	1,053,525
5.400%, 03/04/44		7,000	6,559,321
Willis North America, Inc.
5.350%, 05/15/33		3,000	3,060,643
Wisconsin Power & Light Co.
5.375%, 03/30/34		2,200	2,249,541
WP Carey, Inc.
2.250%, 04/01/33		5,000	4,094,331
WPP Finance 2013
3.625%, 09/12/29	EUR	100	116,114
WRKCo, Inc.
4.200%, 06/01/32		1,600	1,532,473
TOTAL BONDS			1,632,554,184
U.S. TREASURY OBLIGATIONS — (2.8%)
U.S. Treasury Bonds
5.250%, 11/15/28		15,000	15,612,891
U.S. Treasury Notes
0.250%, 08/31/25		11,000	10,962,860
2.250%, 11/15/25		5,000	4,969,492
0.375%, 11/30/25		4,500	4,440,902
2.625%, 01/31/26		5,000	4,957,852
1.500%, 08/15/26		2,500	2,432,871
0.875%, 11/15/30		5,000	4,265,430
TOTAL U.S. TREASURY OBLIGATIONS			47,642,298
TOTAL INVESTMENT SECURITIES (Cost $1,727,938,718)			1,685,930,940

		Shares
SECURITIES LENDING COLLATERAL — (2.3%)
@§	The DFA Short Term Investment Fund	3,443,589	39,831,988
TOTAL INVESTMENTS — (100.0%)
(Cost $1,767,770,260)^^			$1,725,762,928
As of July 31, 2025, DFA Intermediate-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	30,955,548	EUR	26,349,825	State Street Bank and Trust	08/01/25	$885,141
USD	41,694,353	EUR	36,362,634	Societe Generale	08/08/25	186,406
USD	997,421	NZD	1,642,262	HSBC Bank	08/11/25	29,741

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	3,308,067	EUR	2,897,156	Australia and New Zealand Bank	08/12/25	$90
USD	21,255,454	EUR	18,073,270	HSBC Bank	08/29/25	596,054
USD	3,121,942	EUR	2,663,432	State Street Bank and Trust	08/29/25	77,396
USD	960,436	EUR	825,761	UBS AG	08/29/25	16,516
USD	8,148,487	EUR	6,965,152	HSBC Bank	09/02/25	184,565
USD	14,902,704	EUR	12,786,441	Royal Bank of Canada	09/02/25	282,746
USD	20,014,233	EUR	17,353,714	State Street Bank and Trust	09/02/25	172,076
USD	1,370,924	NZD	2,270,011	Australia and New Zealand Bank	09/03/25	32,234
USD	2,059,572	NZD	3,407,827	Bank of America Corp.	09/03/25	49,880
USD	1,374,336	NZD	2,262,673	Citibank, N.A.	09/03/25	39,973
USD	1,352,226	NZD	2,242,586	Australia and New Zealand Bank	09/08/25	29,473
USD	92,312	GBP	68,345	Citibank, N.A.	09/08/25	2,022
USD	1,791,664	NZD	3,002,154	Citibank, N.A.	09/08/25	20,892
USD	12,475,823	CAD	16,965,385	Citibank, N.A.	09/19/25	202,421
USD	69,222,286	EUR	58,936,560	Citibank, N.A.	09/22/25	1,745,511
USD	6,676,780	EUR	5,738,869	UBS AG	09/22/25	106,319
USD	5,279,767	JPY	775,631,563	UBS AG	09/26/25	105,877
USD	30,498,249	EUR	26,349,825	Royal Bank of Canada	09/30/25	314,269
USD	4,483,660	EUR	3,832,391	State Street Bank and Trust	10/14/25	89,592
USD	2,990,331	NZD	5,006,792	Australia and New Zealand Bank	10/21/25	32,581
USD	1,639,390	NZD	2,705,274	Citibank, N.A.	10/21/25	41,255
Total Appreciation						$5,243,030
EUR	26,349,825	USD	30,377,923	Royal Bank of Canada	08/01/25	$(307,516)
AUD	14,932,583	USD	9,614,513	Citibank, N.A.	08/08/25	(17,717)
USD	11,864,947	AUD	18,472,386	State Street Bank and Trust	08/08/25	(6,791)
USD	359,611	EUR	320,722	Citibank, N.A.	08/12/25	(6,589)
USD	32,280,114	EUR	28,744,664	HSBC Bank	08/12/25	(540,579)
USD	880,716	EUR	777,022	Societe Generale	08/12/25	(6,489)
USD	20,997,527	EUR	18,430,633	State Street Bank and Trust	08/12/25	(46,592)
GBP	68,345	USD	92,840	Citibank, N.A.	09/08/25	(2,550)
Total (Depreciation)						$(934,823)
Total Appreciation (Depreciation)						$4,308,207
As of July 31, 2025, the value of Rule 144A securities amounted to $163,639,142 or 9.5% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$5,734,458	—	$5,734,458
Bonds	—	1,632,554,184	—	1,632,554,184
U.S. Treasury Obligations	—	47,642,298	—	47,642,298
Securities Lending Collateral	—	39,831,988	—	39,831,988
Total Investments in Securities	—	$1,725,762,928	—	$1,725,762,928

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Forward Currency Contracts**	—	$5,243,030	—	$5,243,030
Liabilities
Forward Currency Contracts**	—	(934,823)	—	(934,823)
Total Financial Instruments	—	$4,308,207	—	$4,308,207
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Targeted Credit Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (94.5%)
AUSTRALIA — (4.7%)
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	4,200	$4,455,704
	2.000%, 07/15/30	EUR	1,000	1,081,993
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	200	214,472
Fortescue Treasury Pty. Ltd.
Ω	5.875%, 04/15/30		890	901,151
Glencore Capital Finance DAC
	0.750%, 03/01/29	EUR	1,700	1,802,368
Glencore Funding LLC
Ω	1.625%, 09/01/25		1,175	1,171,869
Ω	1.625%, 04/27/26		700	684,288
(r)Ω	SOFR + 1.060%, FRN, 5.407%, 04/04/27		29	29,134
ING Bank Australia Ltd.
(r)	3M Swap + 0.950%, FRN, 4.614%, 03/22/27	AUD	1,500	969,720
(r)	3M Swap + 1.020%, FRN, 4.814%, 08/20/29	AUD	2,500	1,616,072
Macquarie Group Ltd.
	0.625%, 02/03/27	EUR	500	555,869
	4.747%, 01/23/30	EUR	1,370	1,674,802
Norfina Ltd.
(r)	3M Swap + 0.740%, FRN, 4.350%, 09/27/27	AUD	5,300	3,410,950
(r)	3M Swap + 1.250%, FRN, 4.964%, 12/14/27	AUD	8,050	5,237,999
Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	5,390	5,642,230
Scentre Group Trust 1, 3M Swap + 1.120%, FRN
(r)	4.815%, 11/27/29	AUD	8,500	5,474,215
Telstra Group Ltd.
	1.375%, 03/26/29	EUR	800	872,626
Toyota Finance Australia Ltd., 3M Swap + 1.100%, FRN
(r)	4.794%, 01/22/30	AUD	4,500	2,900,427
Woodside Finance Ltd.
Ω	4.500%, 03/04/29		800	789,183
TOTAL AUSTRALIA				39,485,072
		Face Amount^	Value†
		(000)
AUSTRIA — (0.1%)
Erste Group Bank AG
0.250%, 09/14/29	EUR	1,100	1,134,660
BELGIUM — (1.2%)
Belfius Bank SA
0.375%, 09/02/25	EUR	1,800	$2,051,264
0.375%, 02/13/26	EUR	5,000	5,654,671
Elia Transmission Belgium SA
0.875%, 04/28/30	EUR	2,100	2,187,342
KBC Group NV
0.750%, 01/24/30	EUR	300	313,003
TOTAL BELGIUM			10,206,280
CANADA — (3.6%)
Bank of Montreal
(r) SOFR + 0.620%, FRN, 4.969%, 09/15/26		170	170,468
(r) SOFR + 0.760%, FRN, 5.106%, 06/04/27		6,500	6,535,815
Canadian Imperial Bank of Commerce
(r) 3M Euribor + 0.700%, FRN, 2.671%, 01/29/27	EUR	1,500	1,720,444
3.807%, 07/09/29	EUR	1,151	1,357,229
Enbridge Pipelines, Inc.
3.000%, 08/10/26	CAD	3,000	2,157,722
Enbridge, Inc.
3.125%, 11/15/29		200	188,632
Federation des Caisses Desjardins du Quebec
3.467%, 09/05/29	EUR	600	698,508
Methanex Corp.
5.250%, 12/15/29		2,900	2,872,396
National Bank of Canada
5.296%, 11/03/25	CAD	3,700	2,685,117
3.750%, 05/02/29	EUR	1,200	1,415,506
Royal Bank of Canada, SOFR + 0.950%, FRN
(r) 5.293%, 01/19/27		326	328,296
TELUS Corp.
3.150%, 02/19/30	CAD	2,000	1,402,064
Toronto-Dominion Bank
2.667%, 09/09/25	CAD	5,000	3,607,246
(r) SOFR + 0.730%, FRN, 5.077%, 04/05/27		2,500	2,513,016

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
(r)	3M Swap + 1.200%, FRN, 4.890%, 07/23/29	AUD	800	$514,125
(r)	SOFR + 1.030%, FRN, 5.380%, 12/17/29		2,000	2,005,504
TOTAL CANADA				30,172,088
DENMARK — (0.8%)
Carlsberg Breweries AS
	3.000%, 08/28/29	EUR	800	919,929
DSV Finance BV
	3.500%, 06/26/29	EUR	290	340,399
	1.375%, 03/16/30	EUR	1,100	1,176,206
Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	3,200	3,775,844
	3.375%, 01/10/30	EUR	500	577,957
TOTAL DENMARK				6,790,335
FINLAND — (1.5%)
Fingrid OYJ
	2.750%, 12/04/29	EUR	280	319,657
Neste OYJ
	3.750%, 03/20/30	EUR	4,700	5,491,060
Nordea Bank Abp
	2.500%, 05/23/29	EUR	140	158,319
(r)Ω	SOFR + 1.020%, FRN, 5.367%, 09/10/29		722	729,816
	2.750%, 05/02/30	EUR	3,000	3,417,405
OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	1,940	2,008,523
Teollisuuden Voima OYJ
	4.750%, 06/01/30	EUR	700	855,308
TOTAL FINLAND				12,980,088
FRANCE — (5.5%)
Aeroports de Paris SA
	2.750%, 04/02/30	EUR	400	453,022
Banque Federative du Credit Mutuel SA
(r)	SOFR + 1.400%, FRN, 5.744%, 07/13/26		500	505,089
(r)Ω	SOFR + 1.130%, FRN, 5.474%, 01/23/27		750	755,216
(r)	3M Euribor + 0.640%, FRN, 2.611%, 03/05/27	EUR	3,000	3,442,337
	4.375%, 05/02/30	EUR	900	1,082,233
BNP Paribas SA
	3.625%, 09/01/29	EUR	300	352,773
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
BPCE SA
	3.875%, 01/11/29	EUR	500	$589,705
	0.625%, 01/15/30	EUR	800	831,155
Covivio SA
	1.625%, 06/23/30	EUR	100	107,076
Credit Agricole SA
(r)Ω	SOFR + 0.870%, FRN, 5.218%, 03/11/27		3,300	3,309,048
	4.125%, 03/07/30	EUR	3,700	4,456,918
Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	800	859,281
Engie SA
	3.625%, 01/11/30	EUR	400	470,215
GELF Bond Issuer I SA
	1.125%, 07/18/29	EUR	360	380,360
ICADE
	1.000%, 01/19/30	EUR	1,200	1,243,949
JCDecaux SE
	1.625%, 02/07/30	EUR	1,500	1,604,197
Kering SA
	3.125%, 11/27/29	EUR	4,000	4,569,839
	1.875%, 05/05/30	EUR	400	432,456
Klepierre SA
	2.000%, 05/12/29	EUR	1,000	1,109,757
Pernod Ricard SA
	0.125%, 10/04/29	EUR	1,900	1,939,024
Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	700	729,170
RCI Banque SA
	3.875%, 01/12/29	EUR	1,000	1,172,285
	3.375%, 07/26/29	EUR	2,700	3,112,753
	4.875%, 10/02/29	EUR	1,100	1,338,775
Societe Generale SA
#Ω	4.000%, 01/12/27		2,000	1,980,861
Suez SACA
	2.375%, 05/24/30	EUR	4,800	5,304,387
Tikehau Capital SCA
	6.625%, 03/14/30	EUR	2,100	2,686,308
Unibail-Rodamco-Westfield SE
	1.375%, 04/15/30	EUR	1,915	2,027,865
TOTAL FRANCE				46,846,054
GERMANY — (8.1%)
Bayer AG
	4.250%, 08/26/29	EUR	150	179,562
	1.125%, 01/06/30	EUR	1,900	1,995,924
Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	100	109,991
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		2,800	2,792,860
BMW U.S. Capital LLC, SOFR + 0.550%, FRN
(r)Ω	4.899%, 04/02/26		6,500	6,504,896

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
	Continental AG
	3.500%, 10/01/29	EUR	5,050	$5,897,044
	Daimler Truck International Finance BV
	3.875%, 06/19/29	EUR	700	829,369
	Deutsche Bank AG
	4.100%, 01/13/26		1,000	996,564
	Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	800	930,041
	Deutsche Post AG
	3.000%, 03/24/30	EUR	3,800	4,372,552
	E.ON SE
	3.125%, 03/05/30	EUR	1,340	1,555,712
	EnBW International Finance BV
	3.000%, 05/20/29	EUR	700	808,656
Fresenius Medical Care AG
	3.875%, 09/20/27	EUR	1,500	1,759,656
	1.500%, 05/29/30	EUR	197	211,041
	Fresenius Medical Care U.S. Finance III, Inc.
Ω	1.875%, 12/01/26		3,280	3,150,879
	Grand City Properties SA
	4.375%, 01/09/30	EUR	600	715,123
	Heidelberg Materials Finance Luxembourg SA
	3.000%, 07/10/30	EUR	5,100	5,818,128
	HOCHTIEF AG
	4.250%, 05/31/30	EUR	4,100	4,925,015
	Infineon Technologies AG
	2.875%, 02/13/30	EUR	1,300	1,479,901
	Landesbank Baden-Wuerttemberg, 3M Swap + 1.270%, FRN
(r)	5.135%, 08/02/29	AUD	6,840	4,405,660
	Mercedes-Benz Finance North America LLC, SOFR + 0.930%, FRN
(r)Ω	5.283%, 03/31/28		1,000	1,003,272
	Mercedes-Benz International Finance BV, 3M Euribor + 0.480%, FRN
(r)	2.607%, 08/19/27	EUR	4,000	4,572,021
	Sixt SE
	3.250%, 01/22/30	EUR	1,400	1,612,531
	Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	2,300	2,344,522
	Volkswagen Financial Services AG, 3M Euribor + 0.780%, FRN
(r)	2.739%, 06/10/27	EUR	4,000	4,572,660
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
	Volkswagen Financial Services NV
	4.250%, 10/09/25	GBP	4,000	$5,275,547
	TOTAL GERMANY			68,819,127
IRELAND — (0.3%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1.750%, 01/30/26		500	493,226
	4.625%, 09/10/29		150	149,561
	Dell Bank International DAC
	3.625%, 06/24/29	EUR	1,860	2,174,028
	TOTAL IRELAND			2,816,815
ITALY — (2.4%)
	Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	1,740	1,914,524
	Eni SpA
	0.625%, 01/23/30	EUR	4,100	4,243,245
	Italgas SpA
	2.875%, 03/06/30	EUR	5,000	5,686,926
Snam SpA
Δ	0.000%, 08/15/25	EUR	5,000	5,701,256
	4.000%, 11/27/29	EUR	2,100	2,512,818
	TOTAL ITALY			20,058,769
JAPAN — (3.6%)
Mizuho Bank Ltd.
(r)	3M Swap + 0.850%, FRN, 4.564%, 09/14/26	AUD	5,500	3,548,112
(r)	3M Swap + 0.880%, FRN, 4.567%, 01/18/27	AUD	1,850	1,194,062
(r)	3M Swap + 0.750%, FRN, 4.458%, 09/06/27	AUD	1,830	1,178,425
	Mizuho Financial Group, Inc.
	0.797%, 04/15/30	EUR	1,200	1,241,375
	MUFG Bank Ltd., 3M Swap + 0.850%, FRN
(r)	4.555%, 03/05/27	AUD	7,000	4,515,824
	Nissan Motor Co. Ltd.
Ω	3.522%, 09/17/25		3,000	2,991,836
Nomura Holdings, Inc.
	1.653%, 07/14/26		700	681,502
	3.459%, 05/28/30	EUR	4,000	4,624,819
	NTT Finance Corp.
	0.342%, 03/03/30	EUR	600	609,696
SoftBank Group Corp.
	5.375%, 01/08/29	EUR	1,200	1,404,824

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
	6.750%, 07/08/29		1,000	$1,004,942
	Sumitomo Mitsui Banking Corp., 3M Swap + 0.780%, FRN
(r)	4.462%, 01/20/27	AUD	800	515,606
	Sumitomo Mitsui Financial Group, Inc., SOFR + 1.170%, FRN
(r)	5.546%, 07/09/29		4,800	4,847,040
	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%, FRN
(r)Ω	5.341%, 09/10/27		2,050	2,070,746
	TOTAL JAPAN			30,428,809
LUXEMBOURG — (1.4%)
	ArcelorMittal SA
	3.125%, 12/13/28	EUR	2,800	3,223,677
	Eurofins Scientific SE
	4.000%, 07/06/29	EUR	4,420	5,206,536
	SELP Finance SARL
	0.875%, 05/27/29	EUR	3,400	3,574,324
	TOTAL LUXEMBOURG			12,004,537
NETHERLANDS — (3.7%)
ABN AMRO Bank NV
	2.375%, 06/01/27	EUR	1,000	1,142,685
	0.500%, 09/23/29	EUR	900	933,838
	4.250%, 02/21/30	EUR	3,000	3,608,895
	Cooperatieve Rabobank UA
	4.000%, 01/10/30	EUR	4,800	5,736,543
	CTP NV
	4.750%, 02/05/30	EUR	2,500	3,002,913
	Enexis Holding NV
	0.875%, 04/28/26	EUR	1,000	1,130,708
	ING Groep NV
Ω	4.625%, 01/06/26		6,100	6,099,982
	JDE Peet's NV
	4.125%, 01/23/30	EUR	1,010	1,201,012
	Koninklijke Philips NV
	3.250%, 05/23/30	EUR	4,600	5,305,345
Sandoz Finance BV
	3.250%, 09/12/29	EUR	508	587,674
	4.220%, 04/17/30	EUR	1,700	2,046,979
	Stedin Holding NV
	0.500%, 11/14/29	EUR	500	518,670
	TOTAL NETHERLANDS			31,315,244
NEW ZEALAND — (0.5%)
Bank of New Zealand
	3.661%, 07/17/29	EUR	3,370	3,953,720
			Face Amount^	Value†
			(000)
NORWAY — (0.4%)
	Aker BP ASA
Ω	3.750%, 01/15/30		2,500	$2,385,281
	Var Energi ASA
	5.500%, 05/04/29	EUR	1,010	1,239,615
	TOTAL NORWAY			3,624,896
PORTUGAL — (0.1%)
Ren Finance BV
	0.500%, 04/16/29	EUR	700	736,785
SPAIN — (3.2%)
	Acciona Energia Financiacion Filiales SA
	3.750%, 04/25/30	EUR	4,600	5,400,916
	Amadeus IT Group SA
	3.375%, 03/25/30	EUR	1,900	2,202,105
Banco Bilbao Vizcaya Argentaria SA
	1.125%, 09/18/25		1,600	1,592,614
	4.375%, 10/14/29	EUR	300	365,013
	3.625%, 06/07/30	EUR	3,500	4,129,752
	Criteria Caixa SA
	3.500%, 10/02/29	EUR	3,000	3,490,387
	Inmobiliaria Colonial Socimi SA
	3.250%, 01/22/30	EUR	1,400	1,616,940
Telefonica Emisiones SA
	5.375%, 02/02/26	GBP	1,000	1,324,579
	0.664%, 02/03/30	EUR	2,400	2,477,392
	Werfen SA
	4.250%, 05/03/30	EUR	3,700	4,417,402
	TOTAL SPAIN			27,017,100
SWEDEN — (3.0%)
	Autoliv, Inc.
	3.625%, 08/07/29	EUR	1,900	2,217,532
	Castellum Helsinki Finance Holding Abp
	0.875%, 09/17/29	EUR	3,700	3,843,509
	Electrolux AB
	2.500%, 05/18/30	EUR	4,700	5,116,093
	Heimstaden Bostad AB
	3.875%, 11/05/29	EUR	2,500	2,883,013
	Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	1,481	1,744,189
	Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	260	269,387
	Svenska Handelsbanken AB
	1.375%, 02/23/29	EUR	400	434,793
Swedbank AB
	2.875%, 04/30/29	EUR	800	913,688
	3.250%, 09/24/29	EUR	1,060	1,223,118

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
(r)	SOFR + 1.030%, FRN, 5.372%, 11/20/29		1,500	$1,522,802
	2.875%, 02/08/30	EUR	3,500	4,011,684
	Tele2 AB
	3.750%, 11/22/29	EUR	1,090	1,281,859
	Volvo Treasury AB
	3.125%, 08/26/29	EUR	240	277,971
	TOTAL SWEDEN			25,739,638
SWITZERLAND — (1.4%)
	Firmenich Productions Participations SAS
	1.750%, 04/30/30	EUR	140	152,550
	Richemont International Holding SA
	1.500%, 03/26/30	EUR	130	140,322
	Sika Capital BV
	3.750%, 05/03/30	EUR	1,680	1,989,480
	Swiss Life Finance I AG
	3.250%, 08/31/29	EUR	500	581,880
	UBS AG, 3M Swap + 1.450%, FRN
(r)	5.160%, 11/24/28	AUD	5,500	3,603,040
UBS Group AG
	2.750%, 08/08/25	GBP	1,500	1,980,571
	4.125%, 09/24/25		2,000	1,998,082
	4.125%, 04/15/26		1,000	997,810
	TOTAL SWITZERLAND			11,443,735
UNITED KINGDOM — (5.7%)
	Barclays PLC
	4.375%, 01/12/26		2,160	2,158,372
BAT International Finance PLC
	1.668%, 03/25/26		2,616	2,565,047
	2.250%, 01/16/30	EUR	1,300	1,435,939
	British Telecommunications PLC
	0.500%, 09/12/25	EUR	1,000	1,139,252
Cadent Finance PLC
	4.250%, 07/05/29	EUR	300	360,726
	0.625%, 03/19/30	EUR	3,463	3,549,422
	CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	1,700	1,765,824
	CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	690	753,092
	GlaxoSmithKline Capital PLC
	1.375%, 09/12/29	EUR	400	435,118
	Imperial Brands Finance PLC
Ω	5.500%, 02/01/30		200	205,623
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
Lloyds Bank Corporate Markets PLC
	3.250%, 03/24/30	EUR	5,080	$5,898,437
Motability Operations Group PLC
	4.000%, 01/17/30	EUR	4,800	5,704,863
National Gas Transmission PLC
	4.250%, 04/05/30	EUR	450	538,026
Nationwide Building Society
#Ω	1.000%, 08/28/25		2,600	2,592,434
Ω	1.500%, 10/13/26		1,500	1,448,250
	3.250%, 09/05/29	EUR	800	929,303
	3.000%, 03/03/30	EUR	900	1,031,245
NatWest Markets PLC
(r)Ω	SOFR + 0.900%, FRN, 5.241%, 05/17/27		3,500	3,521,154
(r)Ω	SOFR + 0.950%, FRN, 5.301%, 03/21/28		2,200	2,212,582
	3.125%, 01/10/30	EUR	1,400	1,612,253
Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	880	1,035,375
Santander U.K. Group Holdings PLC
	3.625%, 01/14/26	GBP	1,000	1,315,782
SSE PLC
	2.875%, 08/01/29	EUR	320	366,952
Standard Chartered Bank
(r)	SOFR + 0.650%, FRN, 4.996%, 10/08/26		2,100	2,106,165
(r)	3M Euribor + 0.450%, FRN, 2.476%, 01/15/27	EUR	1,800	2,055,227
WPP Finance 2013
	3.625%, 09/12/29	EUR	1,067	1,238,942
TOTAL UNITED KINGDOM				47,975,405
UNITED STATES — (43.3%)
3M Co.
	1.750%, 05/15/30	EUR	2,780	3,008,687
7-Eleven, Inc.
#Ω	0.950%, 02/10/26		7,926	7,768,392
Advance Auto Parts, Inc.
	1.750%, 10/01/27		2,000	1,841,265
	5.950%, 03/09/28		380	381,735
Aircastle Ltd.
Ω	5.250%, 08/11/25		260	260,000
	4.250%, 06/15/26		3,500	3,486,364
Ω	6.500%, 07/18/28		200	208,952
Ω	5.950%, 02/15/29		200	206,889

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Ally Financial, Inc.
	2.200%, 11/02/28		530	$489,194
Altria Group, Inc.
	2.200%, 06/15/27	EUR	2,000	2,269,990
	6.200%, 11/01/28		118	123,709
	American Electric Power Co., Inc.
	1.000%, 11/01/25		678	671,750
	American Express Co., SOFR + 0.650%, FRN
(r)	4.991%, 11/04/26		426	427,061
American Honda Finance Corp.
(r)	SOFR + 0.710%, FRN, 5.054%, 01/09/26		1,700	1,703,021
(r)	SOFR + 0.720%, FRN, 5.067%, 10/05/26		2,900	2,905,447
(r)	SOFR + 0.720%, FRN, 5.064%, 10/22/27		3,200	3,194,779
	American Medical Systems Europe BV
	3.375%, 03/08/29	EUR	600	700,777
	American National Group, Inc.
	5.750%, 10/01/29		4,824	4,921,588
American Tower Corp.
	1.950%, 05/22/26	EUR	500	569,181
	3.600%, 01/15/28		77	75,486
	0.875%, 05/21/29	EUR	510	542,026
	2.900%, 01/15/30		400	371,469
	5.000%, 01/31/30		200	203,074
	3.900%, 05/16/30	EUR	400	475,118
	Amgen, Inc.
	5.250%, 03/02/30		200	205,477
ARES Capital Corp.
	3.875%, 01/15/26		1,000	995,810
	2.875%, 06/15/28		90	85,047
	5.875%, 03/01/29		130	132,763
	5.950%, 07/15/29		500	512,163
	Arrow Electronics, Inc.
	5.150%, 08/21/29		200	202,771
AT&T, Inc.
	4.000%, 11/25/25	CAD	2,000	1,444,962
	4.300%, 02/15/30		200	198,478
	0.800%, 03/04/30	EUR	970	1,007,473
	3.150%, 06/01/30	EUR	1,157	1,333,799
	Avangrid, Inc.
	3.800%, 06/01/29		200	194,908
Aviation Capital Group LLC
Ω	5.375%, 07/15/29		2,630	2,674,800
	Becton Dickinson & Co.
	0.034%, 08/13/25	EUR	4,250	4,847,323
	BG Energy Capital PLC
	2.250%, 11/21/29	EUR	400	445,915
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Boardwalk Pipelines LP
	5.950%, 06/01/26		1,926	$1,939,112
Boeing Co.
	2.600%, 10/30/25		1,827	1,816,772
	3.100%, 05/01/26		3,840	3,793,533
	2.250%, 06/15/26		153	149,810
	Booking Holdings, Inc.
	4.250%, 05/15/29	EUR	600	722,271
	BorgWarner, Inc.
	4.950%, 08/15/29		200	202,315
Boston Properties LP
	4.500%, 12/01/28		252	249,529
	3.400%, 06/21/29		3,800	3,600,031
	BP Capital Markets BV
	3.773%, 05/12/30	EUR	1,500	1,776,496
	Buckeye Partners LP
Ω	4.500%, 03/01/28		1,900	1,854,676
Capital One Financial Corp.
	4.500%, 01/30/26		2,500	2,497,595
	4.100%, 02/09/27		1,000	994,795
	1.650%, 06/12/29	EUR	1,005	1,094,550
	Capital One NA
	3.450%, 07/27/26		2,000	1,979,277
	Cardinal Health, Inc.
	5.000%, 11/15/29		200	203,226
Cargill, Inc.
(r)Ω	SOFR + 0.610%, FRN, 4.949%, 02/11/28		7,500	7,501,875
	3.875%, 04/24/30	EUR	400	476,863
	Carrier Global Corp.
	2.722%, 02/15/30		200	185,571
Caterpillar Financial Services Corp.
(r)	SOFR + 0.455%, FRN, 4.794%, 08/11/25		5,250	5,250,216
(r)	SOFR + 0.520%, FRN, 4.861%, 05/14/27		1,274	1,275,997
(r)	SOFR + 0.520%, FRN, 4.867%, 03/03/28		1,200	1,198,600
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		6,800	6,562,477
	Cencora, Inc.
	4.850%, 12/15/29		200	202,269
	Charles Schwab Corp., SOFR + 1.050%, FRN
(r)	5.397%, 03/03/27		5,324	5,371,192
Citibank NA
(r)	SOFR + 0.708%, FRN, 5.049%, 08/06/26		5,238	5,259,581

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
(r) SOFR + 1.060%, FRN, 5.406%, 12/04/26		1,200	$1,209,486
Citigroup, Inc.
1.250%, 04/10/29	EUR	1,200	1,305,998
Consolidated Edison Co. of New York, Inc., SOFR + 0.520%, FRN
(r) 4.861%, 11/18/27		1,300	1,302,072
COPT Defense Properties LP
2.250%, 03/15/26		1,200	1,179,058
Crown Americas LLC
5.250%, 04/01/30		810	818,838
Crown Castle, Inc.
5.600%, 06/01/29		250	257,780
4.900%, 09/01/29		250	251,789
CVS Health Corp.
3.250%, 08/15/29		250	236,860
5.125%, 02/21/30		1,860	1,889,956
Danaher Corp.
2.500%, 03/30/30	EUR	1,800	2,036,083
DCP Midstream Operating LP
5.125%, 05/15/29		400	405,226
DTE Energy Co.
3.400%, 06/15/29		92	88,015
Duke Energy Corp.
4.850%, 01/05/29		64	64,745
DXC Capital Funding DAC
0.450%, 09/15/27	EUR	2,500	2,715,704
DXC Technology Co.
1.800%, 09/15/26		3,000	2,903,152
Eaton Capital ULC
0.577%, 03/08/30	EUR	210	217,108
Edison International
5.450%, 06/15/29		2,400	2,384,730
6.250%, 03/15/30		1,000	1,015,352
Emerson Electric Co.
2.000%, 10/15/29	EUR	1,260	1,393,003
Energy Transfer LP
5.200%, 04/01/30		1,800	1,834,315
EPR Properties
4.750%, 12/15/26		2,000	1,993,462
Equinix, Inc.
3.200%, 11/18/29		200	188,804
Essex Portfolio LP
1.700%, 03/01/28		95	88,460
Expedia Group, Inc.
# 5.000%, 02/15/26		1,166	1,166,357
Fiserv, Inc.
3.500%, 07/01/29		200	191,902
1.625%, 07/01/30	EUR	2,900	3,094,590
Flex Ltd.
3.750%, 02/01/26		5,000	4,973,727
FMC Corp.
3.450%, 10/01/29		1,462	1,360,360
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		2,000	$1,999,815
	4.389%, 01/08/26		1,000	997,485
	6.950%, 03/06/26		1,000	1,007,858
	Fortive Corp.
	3.700%, 08/15/29	EUR	2,800	3,305,090
	GATX Corp.
	4.700%, 04/01/29		200	200,955
General Electric Co.
(r)	TSFR3M + 0.642%, FRN, 4.902%, 05/05/26		5,830	5,839,691
	1.500%, 05/17/29	EUR	410	450,579
	General Motors Co.
	6.125%, 10/01/25		814	814,998
General Motors Financial Co., Inc.
	1.250%, 01/08/26		300	295,573
	5.250%, 03/01/26		1,473	1,474,402
	Genuine Parts Co.
	4.950%, 08/15/29		600	607,479
	Global Payments, Inc.
	1.200%, 03/01/26		1,600	1,567,771
	GLP Capital LP/GLP Financing II, Inc.
	5.300%, 01/15/29		200	201,838
Goldman Sachs Group, Inc.
	4.250%, 01/29/26	GBP	700	923,939
	1.250%, 02/07/29	EUR	2,534	2,749,111
Harley-Davidson Financial Services, Inc.
Ω	5.950%, 06/11/29		4,100	4,181,049
	HAT Holdings I LLC/HAT Holdings II LLC
Ω	8.000%, 06/15/27		783	810,963
	HCA, Inc., SOFR + 0.870%, FRN
(r)	5.217%, 03/01/28		5,000	5,035,164
Healthcare Realty Holdings LP
	3.500%, 08/01/26		5,000	4,937,179
	3.100%, 02/15/30		1,100	1,021,984
	Helmerich & Payne, Inc.
	4.850%, 12/01/29		1,630	1,574,782
	Hewlett Packard Enterprise Co.
	1.750%, 04/01/26		1,464	1,436,778
	Highwoods Realty LP
	3.050%, 02/15/30		3,340	3,040,848
	Honeywell International, Inc.
	3.375%, 03/01/30	EUR	6,200	7,213,773
	Host Hotels & Resorts LP
	3.375%, 12/15/29		5,000	4,688,585
	Huntington Bancshares, Inc.
	2.550%, 02/04/30		200	182,851

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Huntsman International LLC
	4.500%, 05/01/29		4,300	$4,086,941
	Hyatt Hotels Corp.
	4.850%, 03/15/26		1,796	1,796,041
	Illinois Tool Works, Inc.
	2.125%, 05/22/30	EUR	2,100	2,322,588
	Intel Corp.
	5.125%, 02/10/30		1,360	1,380,145
	International Business Machines Corp.
	2.900%, 02/10/30	EUR	5,046	5,782,711
	International Flavors & Fragrances, Inc.
	1.800%, 09/25/26	EUR	1,000	1,131,967
	Jabil, Inc.
	3.600%, 01/15/30		130	123,703
Jefferies Financial Group, Inc.
	4.850%, 01/15/27		2,000	2,009,356
	4.000%, 04/16/29	EUR	2,500	2,956,751
John Deere Capital Corp.
(r)	SOFR + 0.680%, FRN, 5.024%, 07/15/27		6,375	6,407,757
(r)	SOFR + 0.500%, FRN, 4.847%, 03/06/28		1,700	1,703,773
	Kellanova
	0.500%, 05/20/29	EUR	800	837,024
	Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r)	5.229%, 03/15/27		1,500	1,508,782
	KeyCorp
	2.550%, 10/01/29		900	831,200
	Kilroy Realty LP
	3.050%, 02/15/30		1,000	903,964
	L3Harris Technologies, Inc.
	2.900%, 12/15/29		101	94,459
	Las Vegas Sands Corp.
	3.900%, 08/08/29		1,000	954,221
	Leggett & Platt, Inc.
	3.500%, 11/15/27		1,221	1,182,450
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		200	199,788
	LYB International Finance III LLC
	1.250%, 10/01/25		316	314,023
	ManpowerGroup, Inc.
	1.750%, 06/22/26	EUR	130	147,948
	Marathon Petroleum Corp.
	5.150%, 03/01/30		130	132,400
McDonald's Corp.
	2.375%, 05/31/29	EUR	300	338,430
	4.000%, 03/07/30	EUR	400	477,860
	Medtronic, Inc.
	3.650%, 10/15/29	EUR	1,150	1,359,244
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
MPLX LP
	4.800%, 02/15/29		78	$78,536
Nasdaq, Inc.
	0.875%, 02/13/30	EUR	5,329	5,554,316
National Fuel Gas Co.
	5.500%, 03/15/30		2,600	2,666,166
National Grid North America, Inc.
	3.247%, 11/25/29	EUR	3,000	3,464,664
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.400%, FRN, 4.747%, 12/03/25		909	909,531
(r)	SOFR + 0.820%, FRN, 5.169%, 09/16/27		2,222	2,230,375
Newell Brands, Inc.
	6.625%, 09/15/29		1,000	995,564
NextEra Energy Capital Holdings, Inc.
(r)	SOFR + 0.760%, FRN, 5.106%, 01/29/26		1,290	1,293,000
(r)	SOFR + 0.800%, FRN, 5.141%, 02/04/28		5,850	5,898,441
Nissan Motor Acceptance Co. LLC
Ω	2.000%, 03/09/26		1,500	1,470,710
	1.850%, 09/16/26		250	239,889
Nordstrom, Inc.
	6.950%, 03/15/28		2,246	2,304,691
Norfolk Southern Corp.
	3.800%, 08/01/28		65	64,200
NOV, Inc.
	3.600%, 12/01/29		200	191,626
ONEOK, Inc.
	5.650%, 11/01/28		55	56,738
	4.400%, 10/15/29		200	198,305
Oracle Corp., SOFR + 0.760%, FRN
(r)	5.101%, 08/03/28		710	714,453
Paramount Global
	4.200%, 06/01/29		3,700	3,600,143
Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	3,180	3,634,019
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.450%, 01/29/26		572	571,262
Ω	6.050%, 08/01/28		22	22,851
Ω	5.350%, 03/30/29		90	91,969
Ω	5.250%, 07/01/29		510	520,127

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Philip Morris International, Inc., SOFR + 0.830%, FRN
(r)	5.176%, 04/28/28		7,000	$7,041,951
Plains All American Pipeline LP/PAA Finance Corp.
	4.650%, 10/15/25		1,300	1,299,600
Prologis Euro Finance LLC
	3.875%, 01/31/30	EUR	290	341,706
PVH Corp.
	4.125%, 07/16/29	EUR	500	585,248
Radian Group, Inc.
	6.200%, 05/15/29		600	623,073
Realty Income Corp.
	4.625%, 11/01/25		159	158,919
Revvity, Inc.
	1.875%, 07/19/26	EUR	6,000	6,822,567
Rockies Express Pipeline LLC
Ω	4.950%, 07/15/29		1,150	1,127,533
Royalty Pharma PLC
	1.200%, 09/02/25		3,986	3,972,323
RTX Corp.
	2.150%, 05/18/30	EUR	5,360	5,872,464
Santander Holdings USA, Inc.
	3.244%, 10/05/26		3,000	2,950,419
Sealed Air Corp.
Ω	4.000%, 12/01/27		1,000	970,891
SLM Corp.
	3.125%, 11/02/26		3,000	2,930,992
	6.500%, 01/31/30		1,000	1,038,758
State Street Corp., SOFR + 0.640%, FRN
(r)	4.984%, 10/22/27		180	180,286
Steelcase, Inc.
	5.125%, 01/18/29		2,000	1,969,969
Stellantis Finance U.S., Inc.
Ω	5.750%, 03/18/30		1,700	1,703,273
Stellantis NV
	4.375%, 03/14/30	EUR	1,500	1,777,639
Taylor Morrison Communities, Inc.
Ω	5.875%, 06/15/27		400	402,843
Ω	5.750%, 01/15/28		900	907,477
T-Mobile USA, Inc.
	2.050%, 02/15/28		64	60,406
	2.400%, 03/15/29		93	86,525
Toyota Motor Credit Corp.
(r)	SOFR + 0.650%, FRN, 4.997%, 01/05/26		1,000	1,001,530
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
(r)	SOFR + 0.770%, FRN, 5.109%, 08/07/26		2,100	$2,109,869
(r)	SOFR + 0.650%, FRN, 5.000%, 03/19/27		2,200	2,204,163
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		2,759	2,737,656
Ventas Realty LP
	4.125%, 01/15/26		2,500	2,491,568
#	3.000%, 01/15/30		200	187,060
Verizon Communications, Inc.
	1.875%, 10/26/29	EUR	711	781,864
	1.250%, 04/08/30	EUR	2,169	2,298,863
	VMware LLC
	1.400%, 08/15/26		1,845	1,787,463
	Vornado Realty LP
	2.150%, 06/01/26		6,100	5,931,402
Walgreens Boots Alliance, Inc.
	3.600%, 11/20/25	GBP	1,000	1,315,278
	3.450%, 06/01/26		5,000	4,926,700
	Warnermedia Holdings, Inc.
	4.054%, 03/15/29		2,000	1,877,880
Wells Fargo & Co.
	2.975%, 05/19/26	CAD	2,500	1,802,522
	0.625%, 03/25/30	EUR	220	225,749
	Western Digital Corp.
	4.750%, 02/15/26		652	650,030
	Western Union Co.
	1.350%, 03/15/26		5,000	4,895,497
	Westlake Corp.
	1.625%, 07/17/29	EUR	1,727	1,858,415
	Weyerhaeuser Co.
	4.000%, 11/15/29		200	195,798
	Whirlpool Corp.
	4.750%, 02/26/29		4,000	3,907,088
	Williams Cos., Inc.
	4.800%, 11/15/29		92	92,719
	WP Carey, Inc.
	3.850%, 07/15/29		200	194,395
	XPLR Infrastructure Operating Partners LP
Ω	3.875%, 10/15/26		1,000	976,009
	Yum! Brands, Inc.
Ω	4.750%, 01/15/30		2,500	2,464,046
	TOTAL UNITED STATES			365,867,272
	TOTAL BONDS			799,416,429
U.S. TREASURY OBLIGATIONS — (4.6%)
U.S. Treasury Notes
	2.000%, 08/15/25		5,000	4,995,182
	0.250%, 08/31/25		5,000	4,983,118

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

(r)	3M USTMMR + 0.170%, FRN, 4.451%, 10/31/25	6,000	$6,002,311
	5.000%, 10/31/25	6,000	6,008,062
(r)	3M USTMMR + 0.150%, FRN, 4.431%, 04/30/26	17,000	17,013,119
TOTAL U.S. TREASURY OBLIGATIONS			39,001,792
COMMERCIAL PAPER — (0.2%)
CANADA — (0.1%)
TELUS Corp.
Ω	5.006%, 09/09/25	1,100	1,093,877
UNITED KINGDOM — (0.1%)
BAT International Finance PLC
Ω	4.752%, 08/25/25	500	498,408
TOTAL COMMERCIAL PAPER (Cost $1,592,694)			1,592,285
TOTAL INVESTMENT SECURITIES (Cost $829,459,779)			840,010,506

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	475,666	$5,502,031
TOTAL INVESTMENTS — (100.0%)
(Cost $834,961,611)^^			$845,512,537
As of July 31, 2025, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	5,890,816	EUR	5,158,255	Australia and New Zealand Bank	08/12/25	$1,114
EUR	1,971,401	USD	2,250,582	HSBC Bank	08/12/25	366
EUR	1,513,125	USD	1,700,704	UBS AG	08/12/25	26,984
USD	19,101,181	EUR	16,459,983	UBS AG	08/12/25	307,153
USD	41,070,607	EUR	35,579,190	Citibank, N.A.	08/15/25	438,149
USD	10,455,170	CAD	14,202,198	Royal Bank of Canada	08/15/25	198,349
USD	10,195,626	EUR	8,682,675	UBS AG	08/15/25	279,762
USD	44,450,653	EUR	38,260,265	Citibank, N.A.	08/19/25	744,722
USD	48,291,443	EUR	41,060,619	HSBC Bank	08/29/25	1,355,402
USD	39,358,757	EUR	33,885,596	State Street Bank and Trust	09/02/25	614,122
USD	3,908,911	EUR	3,351,786	UBS AG	09/02/25	76,494
USD	53,251,348	EUR	44,969,154	HSBC Bank	09/05/25	1,823,598
USD	40,096,774	AUD	61,192,915	Royal Bank of Canada	09/08/25	746,370
USD	8,490,429	GBP	6,252,572	Citibank, N.A.	09/18/25	229,349
USD	48,207,532	EUR	41,045,439	Citibank, N.A.	09/22/25	1,214,394
USD	11,717,049	EUR	9,936,361	State Street Bank and Trust	09/22/25	340,858
USD	7,788,385	GBP	5,720,527	Citibank, N.A.	10/07/25	228,869
USD	12,970,712	EUR	10,980,602	Australia and New Zealand Bank	10/14/25	380,788
USD	7,866,338	EUR	6,854,587	HSBC Bank	10/14/25	7,140

DFA Targeted Credit Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	15,025,846	EUR	12,842,466	Societe Generale	10/14/25	$301,182
Total Appreciation						$9,315,165
USD	20,746,295	EUR	18,372,240	HSBC Bank	08/12/25	$(231,151)
EUR	5,451,946	USD	6,255,271	HSBC Bank	08/12/25	(30,232)
EUR	1,978,997	USD	2,320,507	Societe Generale	08/12/25	(60,886)
USD	37,010,282	EUR	32,769,399	State Street Bank and Trust	08/12/25	(405,861)
EUR	10,137,170	USD	11,760,231	UBS AG	08/12/25	(185,598)
CAD	3,199,857	USD	2,330,383	Citibank, N.A.	08/15/25	(19,447)
USD	1,300,225	CAD	1,807,054	Citibank, N.A.	08/18/25	(5,021)
CAD	10,540,391	USD	7,736,674	Royal Bank of Canada	08/18/25	(123,289)
USD	11,533,982	CAD	16,053,861	UBS AG	08/18/25	(61,815)
GBP	1,078,701	USD	1,448,085	Citibank, N.A.	09/18/25	(22,873)
GBP	1,465,069	USD	1,960,361	HSBC Bank	10/07/25	(24,313)
Total (Depreciation)						$(1,170,486)
Total Appreciation (Depreciation)						$8,144,679
As of July 31, 2025, the value of Rule 144A securities amounted to $81,135,079 or 9.4% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$39,485,072	—	$39,485,072
Austria	—	1,134,660	—	1,134,660
Belgium	—	10,206,280	—	10,206,280
Canada	—	30,172,088	—	30,172,088
Denmark	—	6,790,335	—	6,790,335
Finland	—	12,980,088	—	12,980,088
France	—	46,846,054	—	46,846,054
Germany	—	68,819,127	—	68,819,127
Ireland	—	2,816,815	—	2,816,815
Italy	—	20,058,769	—	20,058,769
Japan	—	30,428,809	—	30,428,809
Luxembourg	—	12,004,537	—	12,004,537
Netherlands	—	31,315,244	—	31,315,244
New Zealand	—	3,953,720	—	3,953,720
Norway	—	3,624,896	—	3,624,896
Portugal	—	736,785	—	736,785
Spain	—	27,017,100	—	27,017,100
Sweden	—	25,739,638	—	25,739,638
Switzerland	—	11,443,735	—	11,443,735
United Kingdom	—	47,975,405	—	47,975,405
United States	—	365,867,272	—	365,867,272
U.S. Treasury Obligations	—	39,001,792	—	39,001,792

DFA Targeted Credit Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Commercial Paper	—	$1,592,285	—	$1,592,285
Securities Lending Collateral	—	5,502,031	—	5,502,031
Total Investments in Securities	—	$845,512,537	—	$845,512,537
Financial Instruments
Assets
Forward Currency Contracts**	—	9,315,165	—	9,315,165
Liabilities
Forward Currency Contracts**	—	(1,170,486)	—	(1,170,486)
Total Financial Instruments	—	$8,144,679	—	$8,144,679
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Investment Grade Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (11.8%)
Federal Home Loan Banks
	3.125%, 09/12/25		10,000	$9,976,349
	5.750%, 06/12/26		6,000	6,073,301
	3.000%, 03/10/28		4,025	3,932,460
	3.250%, 06/09/28		80,300	78,923,365
#	3.250%, 11/16/28		91,250	89,622,860
	2.125%, 09/14/29		10,000	9,260,332
	2.125%, 12/14/29		23,735	21,882,484
	5.500%, 07/15/36		22,355	23,889,791
Federal Home Loan Mortgage Corp.
#	6.750%, 09/15/29		76,476	84,725,026
#	6.750%, 03/15/31		100,575	114,373,939
#	6.250%, 07/15/32		85,446	96,305,666
Federal National Mortgage Association
	2.125%, 04/24/26		86,000	84,698,376
	1.875%, 09/24/26		96,839	94,426,458
#	0.750%, 10/08/27		52,280	48,833,985
#	6.250%, 05/15/29		102,508	110,854,211
	7.125%, 01/15/30		72,196	81,464,608
#	7.250%, 05/15/30		72,729	83,083,046
#	0.875%, 08/05/30		209,150	180,142,198
	6.625%, 11/15/30		93,212	104,865,658
Tennessee Valley Authority
	2.875%, 02/01/27		23,000	22,599,159
	7.125%, 05/01/30		70,383	79,750,540
	4.650%, 06/15/35		5,000	5,020,902
	3.500%, 12/15/42		15,000	12,084,820
TOTAL AGENCY OBLIGATIONS				1,446,789,534
BONDS — (50.3%)
AUSTRALIA — (5.0%)
APA Infrastructure Ltd.
Ω	5.000%, 03/23/35		3,600	3,455,930
Australia & New Zealand Banking Group Ltd.
(r)	3M Swap + 0.750%, FRN, 4.485%, 09/11/26	AUD	10,000	6,449,699
(r)Ω	SOFR + 0.810%, FRN, 5.188%, 01/18/27		9,500	9,562,362
(r)	3M Swap + 0.800%, FRN, 4.650%, 02/05/27	AUD	12,000	7,745,732
(r)	3M Swap + 0.970%, FRN, 4.770%, 05/12/27	AUD	7,000	4,532,379
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Euribor + 0.400%, FRN, 2.475%, 05/21/27	EUR	44,770	$51,196,033
(r)	3M Swap + 0.700%, FRN, 4.399%, 06/18/27	AUD	15,100	9,735,456
(r)	SOFR + 0.680%, FRN, 5.058%, 07/16/27		19,481	19,580,504
(r)Ω	SOFR + 0.650%, FRN, 5.028%, 09/30/27		9,000	9,034,791
(r)	3M Swap + 1.200%, FRN, 5.050%, 11/04/27	AUD	10,000	6,510,366
	5.350%, 11/04/27	AUD	5,090	3,371,053
(r)	3M Swap + 0.670%, FRN, 4.384%, 12/15/27	AUD	9,000	5,792,179
(r)	3M Swap + 0.680%, FRN, 4.488%, 02/18/28	AUD	10,000	6,431,641
	4.950%, 09/11/28	AUD	25,130	16,566,459
(r)	3M Swap + 0.960%, FRN, 4.810%, 02/05/29	AUD	14,000	9,065,478
	4.950%, 02/05/29	AUD	7,800	5,146,207
BHP Billiton Finance USA Ltd.
	4.125%, 02/24/42		730	627,469
	5.000%, 09/30/43		6,100	5,764,536
Commonwealth Bank of Australia
	4.200%, 08/18/25	AUD	5,000	3,213,314
(r)	3M Swap + 0.750%, FRN, 4.558%, 08/17/26	AUD	10,850	6,999,946
	4.900%, 08/17/28	AUD	41,750	27,471,352
(r)	3M Swap + 0.870%, FRN, 4.600%, 08/22/29	AUD	5,000	3,228,706
CSL Finance PLC
Ω	4.625%, 04/27/42		1,532	1,362,014
Glencore Funding LLC
Ω	2.500%, 09/01/30		4,100	3,689,187
Ω	2.850%, 04/27/31		33,500	30,147,961
Ω	2.625%, 09/23/31		9,800	8,623,621
Macquarie Bank Ltd., 3M Euribor + 0.440%, FRN
(r)	2.441%, 12/18/26	EUR	9,005	10,298,924

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
National Australia Bank Ltd.
(r)	3M Swap + 0.410%, FRN, 4.120%, 08/24/26	AUD	19,900	$12,785,921
(r)	3M Swap + 0.850%, FRN, 4.647%, 11/16/26	AUD	19,000	12,271,279
(r)	3M Swap + 0.720%, FRN, 4.430%, 02/25/27	AUD	53,140	34,257,652
(r)	3M Swap + 0.700%, FRN, 4.500%, 05/10/27	AUD	5,738	3,696,966
(r)Ω	SOFR + 0.620%, FRN, 4.986%, 06/11/27		5,000	5,015,920
(r)	3M Swap + 1.200%, FRN, 4.910%, 11/25/27	AUD	47,500	30,927,900
	4.950%, 11/25/27	AUD	18,090	11,887,578
	4.400%, 05/12/28	AUD	5,640	3,662,024
(r)	3M Swap + 1.000%, FRN, 4.800%, 05/12/28	AUD	15,500	10,050,824
	5.400%, 11/16/28	AUD	5,000	3,341,362
	4.850%, 03/22/29	AUD	30,000	19,738,930
Rio Tinto Finance USA Ltd.
	5.200%, 11/02/40		4,470	4,371,125
Westpac Banking Corp.
(r)	SOFR + 0.420%, FRN, 4.798%, 04/16/26		4,700	4,704,398
(r)	3M Swap + 0.750%, FRN, 4.550%, 08/10/26	AUD	23,500	15,152,112
(r)	3M Swap + 0.700%, FRN, 4.420%, 01/25/27	AUD	16,900	10,890,000
(r)	3M Swap + 0.980%, FRN, 4.777%, 02/16/28	AUD	17,200	11,144,772
	5.000%, 09/19/28	AUD	45,000	29,691,104
(r)	3M Swap + 1.000%, FRN, 4.717%, 01/15/29	AUD	8,300	5,381,467
	5.000%, 01/15/29	AUD	46,600	30,780,029
(r)	SOFR + 0.810%, FRN, 5.188%, 04/16/29		20,986	21,171,159
(r)	3M Swap + 0.880%, FRN, 4.674%, 05/14/29	AUD	20,000	12,924,077
	2.150%, 06/03/31		56,200	49,680,879
TOTAL AUSTRALIA				619,130,777
			Face Amount^	Value†
			(000)

BELGIUM — (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
	5.875%, 06/15/35		2,846	$3,047,846
	5.450%, 01/23/39		12,886	13,048,678
	4.350%, 06/01/40		400	354,882
	4.950%, 01/15/42		4,500	4,217,501
	TOTAL BELGIUM			20,668,907
CANADA — (2.1%)
	Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		15,600	11,667,865
	Bank of Nova Scotia
	2.450%, 02/02/32		24,575	21,357,251
Barrick North America Finance LLC
	5.700%, 05/30/41		4,500	4,491,368
	5.750%, 05/01/43		3,500	3,518,339
Brookfield Finance, Inc.
#	4.350%, 04/15/30		5,000	4,941,203
	6.350%, 01/05/34		530	570,635
Canadian Imperial Bank of Commerce
(r)	SOFR + 0.940%, FRN, 5.292%, 06/28/27		16,394	16,517,896
#	6.092%, 10/03/33		4,800	5,148,347
Canadian Natural Resources Ltd.
#	2.950%, 07/15/30		12,722	11,679,267
	5.850%, 02/01/35		3,000	3,049,262
	6.250%, 03/15/38		6,400	6,609,652
	6.750%, 02/01/39		5,000	5,306,375
	CPPIB Capital, Inc.
	4.400%, 01/15/29	AUD	15,000	9,792,829
	Emera U.S. Finance LP
	2.639%, 06/15/31		3,000	2,628,355
	Enbridge, Inc.
	4.500%, 06/10/44		400	329,284
	Export Development Canada, SOFR + 0.330%, FRN
(r)	4.676%, 08/01/28		17,980	17,986,579
	Fairfax Financial Holdings Ltd.
	3.375%, 03/03/31		3,400	3,142,059
	Magna International, Inc.
	5.500%, 03/21/33		400	408,096
	Province of Alberta
	3.600%, 04/11/28	AUD	2,900	1,841,004
Rogers Communications, Inc.
	7.500%, 08/15/38		2,500	2,868,131
	4.500%, 03/15/42		2,500	2,141,881

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Royal Bank of Canada
(r)	SOFR + 1.080%, FRN, 5.423%, 07/20/26		6,000	$6,044,705
	5.000%, 01/24/28	GBP	6,100	8,167,569
	5.000%, 02/01/33		4,500	4,574,130
Suncor Energy, Inc.
	6.800%, 05/15/38		5,985	6,431,289
#	6.500%, 06/15/38		4,400	4,645,945
	6.850%, 06/01/39		3,400	3,673,902
Toronto-Dominion Bank
	3.200%, 03/10/32		40,300	36,674,387
	4.456%, 06/08/32		19,550	19,174,039
TransCanada PipeLines Ltd.
	4.625%, 03/01/34		20,566	19,648,270
	6.200%, 10/15/37		3,400	3,551,439
	7.250%, 08/15/38		7,400	8,317,426
	6.100%, 06/01/40		400	407,536
TOTAL CANADA				257,306,315
FINLAND — (0.1%)
Nokia OYJ
	6.625%, 05/15/39		5,094	5,173,189
Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	5.090%, 03/19/27		2,925	2,939,579
TOTAL FINLAND				8,112,768
FRANCE — (0.2%)
BNP Paribas SA
Ω	4.400%, 08/14/28		1,800	1,792,607
Credit Agricole SA
(r)Ω	SOFR + 0.870%, FRN, 5.218%, 03/11/27		2,000	2,005,484
Ω	5.514%, 07/05/33		4,600	4,788,890
Sanofi SA
	3.625%, 06/19/28		9,000	8,871,212
Societe Generale SA
Ω	3.000%, 01/22/30		5,000	4,634,451
TotalEnergies Capital International SA
	2.986%, 06/29/41		9,927	7,323,081
TOTAL FRANCE				29,415,725
GERMANY — (0.9%)
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		1,053	1,053,203
Ω	4.375%, 12/15/28		10,200	10,076,465
Ω	5.500%, 07/30/35		4,155	4,113,158
Ω	3.600%, 07/15/42		595	412,863
Bayer U.S. Finance LLC
Ω	6.500%, 11/21/33		7,300	7,797,476
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Daimler Truck Finance North America LLC
	5.500%, 09/20/33		5,000	$5,072,578
E.ON International Finance BV
#Ω	6.650%, 04/30/38		18,500	20,271,002
Kreditanstalt fuer Wiederaufbau
	4.200%, 02/08/29	AUD	4,000	2,601,473
Mercedes-Benz Finance North America LLC
	8.500%, 01/18/31		10,899	12,916,622
#Ω	5.050%, 08/03/33		400	400,370
Siemens Financieringsmaatschappij NV
(r)	3M Euribor + 0.230%, FRN, 2.231%, 12/18/25	EUR	20,700	23,635,727
Ω	2.875%, 03/11/41		6,161	4,564,355
Volkswagen Group of America Finance LLC
Ω	5.900%, 09/12/33		14,800	15,148,516
Ω	5.800%, 03/27/35		3,500	3,510,221
TOTAL GERMANY				111,574,029
HONG KONG — (0.0%)
Prudential Funding Asia PLC
	3.125%, 04/14/30		700	660,826
	3.625%, 03/24/32		3,800	3,532,627
TOTAL HONG KONG				4,193,453
IRELAND — (0.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.850%, 10/29/41		2,809	2,240,098
ITALY — (0.2%)
Enel Finance International NV
Ω	5.500%, 06/26/34		9,000	9,134,868
Ω	6.000%, 10/07/39		3,900	3,983,502
Eni SpA
Ω	5.700%, 10/01/40		2,000	1,895,558
Intesa Sanpaolo SpA
Ω	4.000%, 09/23/29		15,800	15,362,199
TOTAL ITALY				30,376,127
JAPAN — (1.8%)
Japan Government Five Year Bonds
	0.300%, 12/20/28	JPY	2,000,000	12,984,350
	0.500%, 06/20/29	JPY	2,000,000	13,008,555

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
Japan Government Ten Year Bonds
	0.100%, 09/20/28	JPY	5,100,000	$32,980,564
	0.100%, 12/20/28	JPY	1,500,000	9,670,922
	0.100%, 06/20/29	JPY	2,100,000	13,458,243
Japan Government Twenty Year Bonds
	2.100%, 06/20/29	JPY	1,000,000	6,912,334
Mitsubishi UFJ Financial Group, Inc.
	3.741%, 03/07/29		300	293,960
	3.195%, 07/18/29		4,977	4,743,486
	2.048%, 07/17/30		13,330	11,810,685
	3.751%, 07/18/39		11,991	10,289,430
Nomura Holdings, Inc.
	3.103%, 01/16/30		10,062	9,366,842
	2.679%, 07/16/30		3,600	3,253,292
	2.608%, 07/14/31		10,000	8,803,983
ORIX Corp.
	2.250%, 03/09/31		8,700	7,632,879
#	5.400%, 02/25/35		2,800	2,834,380
Sumitomo Mitsui Financial Group, Inc.
(r)	SOFR + 1.170%, FRN, 5.546%, 07/09/29		21,250	21,458,250
	3.040%, 07/16/29		17,527	16,572,975
	2.130%, 07/08/30		13,450	11,960,505
	2.222%, 09/17/31		9,265	8,048,477
#	5.808%, 09/14/33		5,000	5,304,076
	5.632%, 01/15/35		1,200	1,247,933
	2.296%, 01/12/41		7,700	5,228,834
Takeda Pharmaceutical Co. Ltd.
	5.650%, 07/05/44		4,500	4,452,361
TOTAL JAPAN				222,317,316
NETHERLANDS — (1.0%)
ABN AMRO Bank NV, 3M Euribor + 0.600%, FRN
(r)	2.626%, 01/15/27	EUR	20,300	23,276,992
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 5.054%, 01/09/26		10,500	10,523,327
(r)	3M Swap + 0.880%, FRN, 4.610%, 05/22/26	AUD	500	322,421
(r)	3M Swap + 0.730%, FRN, 4.431%, 01/27/27	AUD	14,350	9,244,160
(r)	3M Swap + 0.870%, FRN, 4.580%, 02/26/27	AUD	11,600	7,486,721
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
(r)	SOFR + 0.710%, FRN, 5.056%, 03/05/27		5,500	$5,523,031
(r)	3M Swap + 0.750%, FRN, 4.460%, 05/26/28	AUD	7,000	4,501,024
(r)	3M Swap + 1.150%, FRN, 4.883%, 11/21/28	AUD	25,000	16,253,421
(r)	3M Swap + 1.030%, FRN, 4.740%, 02/26/29	AUD	24,200	15,674,836
	5.051%, 02/26/29	AUD	25,730	16,987,296
	5.250%, 05/24/41		6,500	6,370,054
	Heineken NV
Ω	4.000%, 10/01/42		4,400	3,595,136
	ING Groep NV
	4.050%, 04/09/29		4,000	3,939,848
	Koninklijke Philips NV
	6.875%, 03/11/38		400	440,835
	Nederlandse Waterschapsbank NV
	3.450%, 07/17/28	AUD	5,100	3,241,462
	TOTAL NETHERLANDS			127,380,564
NEW ZEALAND — (0.1%)
New Zealand Local Government Funding Agency Bonds
	4.700%, 08/01/28	AUD	11,138	7,316,382
NORWAY — (0.0%)
	Aker BP ASA
Ω	5.125%, 10/01/34		200	192,024
Equinor ASA
	1.750%, 01/22/26		3,000	2,961,496
	5.100%, 08/17/40		400	390,957
	Kommunalbanken AS
	3.400%, 07/24/28	AUD	1,692	1,073,619
	TOTAL NORWAY			4,618,096
SINGAPORE — (0.1%)
	DBS Bank Ltd., 3M Swap + 0.770%, FRN
(r)	4.480%, 02/26/27	AUD	5,000	3,224,046
	United Overseas Bank Ltd., 3M Swap + 0.720%, FRN
(r)	4.440%, 04/16/27	AUD	8,200	5,286,488
	TOTAL SINGAPORE			8,510,534
SPAIN — (0.5%)
	Banco Bilbao Vizcaya Argentaria SA
	3.375%, 09/20/27	EUR	15,000	17,484,105

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SPAIN — (Continued)
Banco Santander SA
	3.800%, 02/23/28		4,400	$4,320,165
	3.490%, 05/28/30		4,000	3,790,086
Telefonica Emisiones SA
	7.045%, 06/20/36		12,500	13,848,700
Telefonica Europe BV
	8.250%, 09/15/30		16,567	19,037,370
TOTAL SPAIN				58,480,426
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.4%)
African Development Bank
	3.350%, 08/08/28	AUD	10,400	6,592,195
Asian Development Bank
	3.300%, 08/08/28	AUD	5,000	3,170,546
European Bank for Reconstruction & Development
(r)	SOFR + 0.330%, FRN, 4.671%, 02/20/28		30,400	30,432,132
(r)	SOFR + 0.300%, FRN, 4.641%, 02/16/29		3,772	3,768,237
European Investment Bank, SONIA + 1.000%, FRN
(r)	5.238%, 09/08/25	GBP	7,200	9,517,141
Inter-American Development Bank
(r)	SOFR + 0.350%, FRN, 4.702%, 10/04/27		3,000	3,005,707
(r)	SOFR + 0.300%, FRN, 4.639%, 02/15/29		34,000	33,927,580
(r)	SOFR + 0.370%, FRN, 4.716%, 08/01/29		10,000	10,007,982
International Bank for Reconstruction & Development
(r)	SOFR + 0.270%, FRN, 4.617%, 06/15/27		45,000	45,009,747
(r)	SOFR + 0.430%, FRN, 4.762%, 08/19/27		22,500	22,571,100
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				168,002,367
			Face Amount^	Value†
			(000)

SWEDEN — (0.2%)
Svenska Handelsbanken AB
(r)	3M Swap + 0.450%, FRN, 4.161%, 03/04/26	AUD	5,550	$3,564,603
(r)	SOFR + 1.250%, FRN, 5.618%, 06/15/26		3,450	3,477,448
(r)	3M Euribor + 0.450%, FRN, 2.404%, 03/08/27	EUR	10,800	12,369,408
TOTAL SWEDEN				19,411,459
SWITZERLAND — (0.0%)
UBS AG
	0.010%, 03/31/26	EUR	2,000	2,251,801
UNITED KINGDOM — (0.8%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		4,750	4,108,652
Ω	5.950%, 10/15/33		6,500	6,744,978
AstraZeneca PLC
	6.450%, 09/15/37		3,200	3,573,098
BAT Capital Corp.
	4.906%, 04/02/30		20,100	20,309,612
	4.390%, 08/15/37		400	357,222
	7.079%, 08/02/43		5,000	5,502,261
Diageo Capital PLC
	2.125%, 04/29/32		2,555	2,172,414
	3.875%, 04/29/43		400	323,309
GlaxoSmithKline Capital, Inc.
	6.375%, 05/15/38		813	897,636
HSBC Holdings PLC
	4.950%, 03/31/30		12,200	12,394,600
	6.100%, 01/14/42		7,000	7,427,483
Lloyds Banking Group PLC
	3.750%, 01/11/27		2,230	2,206,165
LSEGA Financing PLC
Ω	3.200%, 04/06/41		35,202	26,797,314
Mead Johnson Nutrition Co.
	4.600%, 06/01/44		2,717	2,371,538
RELX Capital, Inc.
	4.750%, 05/20/32		3,633	3,644,210
Reynolds American, Inc.
	7.250%, 06/15/37		585	655,737
Vodafone Group PLC
#	7.875%, 02/15/30		690	783,302
TOTAL UNITED KINGDOM				100,269,531
UNITED STATES — (35.7%)
3M Co.
	5.700%, 03/15/37		4,907	5,129,695
	3.875%, 06/15/44		400	317,197

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
7-Eleven, Inc.
Ω	1.800%, 02/10/31	11,653	$9,908,725
Ω	2.500%, 02/10/41	35,703	23,936,903
	Abbott Laboratories
	4.750%, 04/15/43	40,000	37,358,419
AbbVie, Inc.
	4.500%, 05/14/35	1,000	960,798
#	4.300%, 05/14/36	4,500	4,223,376
	4.050%, 11/21/39	507	442,272
	4.400%, 11/06/42	12,762	11,174,597
	Acuity Brands Lighting, Inc.
	2.150%, 12/15/30	1,642	1,444,304
	AEP Texas, Inc.
	4.700%, 05/15/32	20,000	19,648,250
Aetna, Inc.
	6.750%, 12/15/37	19,170	20,680,770
	4.500%, 05/15/42	2,800	2,307,140
	4.125%, 11/15/42	2,678	2,056,176
	Affiliated Managers Group, Inc.
	3.300%, 06/15/30	20,900	19,536,945
	Air Products & Chemicals, Inc.
	2.700%, 05/15/40	1,031	744,835
Alabama Power Co.
	6.000%, 03/01/39	400	426,017
	5.500%, 03/15/41	17,061	16,735,394
	Allegion PLC
	3.500%, 10/01/29	10,000	9,559,404
Allstate Corp.
	5.250%, 03/30/33	4,400	4,494,758
	5.350%, 06/01/33	7,000	7,189,782
	Ally Financial, Inc.
	8.000%, 11/01/31	5,705	6,445,092
	Alphabet, Inc.
	1.900%, 08/15/40	4,000	2,660,087
Altria Group, Inc.
	3.400%, 05/06/30	10,700	10,123,766
	2.450%, 02/04/32	27,231	23,449,750
	5.800%, 02/14/39	5,183	5,238,109
	3.400%, 02/04/41	19,050	14,146,455
	4.250%, 08/09/42	7,900	6,399,672
	4.500%, 05/02/43	9,100	7,552,741
	Amazon.com, Inc.
	2.875%, 05/12/41	10,000	7,443,232
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30	2,500	2,268,515
	Amdocs Ltd.
	2.538%, 06/15/30	2,000	1,804,225
American Express Co.
	3.300%, 05/03/27	3,000	2,948,896
	4.050%, 12/03/42	200	167,638
	American Honda Finance Corp., SOFR + 0.710%, FRN
(r)	5.054%, 07/09/27	8,882	8,872,108
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	American National Group, Inc.
Ω	6.144%, 06/13/32	7,500	$7,680,964
	American Tower Corp.
	2.700%, 04/15/31	300	268,444
#	2.300%, 09/15/31	6,375	5,529,668
	4.050%, 03/15/32	2,325	2,227,228
	Ameriprise Financial, Inc.
	4.500%, 05/13/32	7,700	7,625,889
	Amgen, Inc.
#	2.300%, 02/25/31	3,400	3,017,708
	2.000%, 01/15/32	9,200	7,827,721
	3.350%, 02/22/32	14,200	13,142,328
	3.150%, 02/21/40	26,045	19,960,549
	2.800%, 08/15/41	25,350	18,151,807
	5.600%, 03/02/43	9,500	9,384,251
	Analog Devices, Inc.
	3.450%, 06/15/27	2,681	2,644,252
	2.800%, 10/01/41	1,700	1,229,335
	Aon Corp.
	4.500%, 12/15/28	1,800	1,804,975
	2.800%, 05/15/30	12,400	11,498,007
	6.250%, 09/30/40	3,400	3,608,957
	Appalachian Power Co.
	4.400%, 05/15/44	4,000	3,284,935
	Apple, Inc.
	2.375%, 02/08/41	6,800	4,740,280
	3.850%, 05/04/43	3,500	2,912,338
	Applied Materials, Inc.
	5.850%, 06/15/41	400	421,635
	Archer-Daniels-Midland Co.
	4.535%, 03/26/42	200	177,200
	ARES Capital Corp.
	3.200%, 11/15/31	8,700	7,607,648
	5.800%, 03/08/32	200	199,660
	Arizona Public Service Co.
	2.600%, 08/15/29	4,846	4,507,308
	2.200%, 12/15/31	31,150	26,615,576
	5.050%, 09/01/41	400	364,084
	Arrow Electronics, Inc.
	3.875%, 01/12/28	11,538	11,306,498
	Assurant, Inc.
	2.650%, 01/15/32	4,000	3,441,514
	Assured Guaranty U.S. Holdings, Inc.
#	3.150%, 06/15/31	4,600	4,240,998
	AT&T, Inc.
	2.550%, 12/01/33	13,868	11,562,904
	6.250%, 03/29/41	1,600	1,661,608
	3.500%, 06/01/41	34,700	27,136,436
	4.300%, 12/15/42	3,000	2,527,174
	AutoNation, Inc.
	5.890%, 03/15/35	200	202,611
	Avnet, Inc.
	4.625%, 04/15/26	4,260	4,251,853
	3.000%, 05/15/31	17,500	15,654,820
	5.500%, 06/01/32	13,180	13,270,261

DFA Investment Grade Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
AXIS Specialty Finance PLC
4.000%, 12/06/27	19,920	$19,627,722
Baker Hughes Holdings LLC
5.125%, 09/15/40	5,677	5,401,953
Bank of America Corp.
5.875%, 02/07/42	31,457	32,810,950
Berkshire Hathaway Energy Co.
6.125%, 04/01/36	800	854,637
5.950%, 05/15/37	800	846,109
5.150%, 11/15/43	2,283	2,155,873
4.500%, 02/01/45	800	690,627
Berkshire Hathaway Finance Corp.
# 1.850%, 03/12/30	17,500	15,784,771
1.450%, 10/15/30	73,603	64,048,322
2.875%, 03/15/32	3,000	2,751,689
# 5.750%, 01/15/40	8,956	9,610,568
4.300%, 05/15/43	1,900	1,658,457
Berkshire Hathaway, Inc.
3.125%, 03/15/26	8,285	8,234,530
# 4.500%, 02/11/43	3,500	3,250,431
Best Buy Co., Inc.
4.450%, 10/01/28	17,093	17,065,201
1.950%, 10/01/30	11,700	10,266,907
Biogen, Inc.
2.250%, 05/01/30	19,087	17,123,518
Black Hills Corp.
2.500%, 06/15/30	2,250	2,026,540
4.350%, 05/01/33	5,728	5,398,581
Blackrock, Inc.
2.400%, 04/30/30	31,033	28,525,606
1.900%, 01/28/31	22,957	20,117,419
Blue Owl Finance LLC
6.250%, 04/18/34	200	206,023
Boardwalk Pipelines LP
3.600%, 09/01/32	9,310	8,437,220
Boeing Co.
3.200%, 03/01/29	317	301,956
2.950%, 02/01/30	5,140	4,773,353
3.600%, 05/01/34	710	627,085
3.550%, 03/01/38	1,239	1,001,050
6.875%, 03/15/39	400	437,639
5.875%, 02/15/40	800	804,653
Boston Properties LP
# 2.550%, 04/01/32	3,000	2,540,054
5.750%, 01/15/35	400	402,357
Boston Scientific Corp.
4.550%, 03/01/39	1,664	1,556,018
BP Capital Markets America, Inc.
2.721%, 01/12/32	1,500	1,335,887
3.060%, 06/17/41	52,550	38,737,760
Brighthouse Financial, Inc.
# 5.625%, 05/15/30	2,500	2,504,716
Bristol-Myers Squibb Co.
4.125%, 06/15/39	22,200	19,590,012
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	2.350%, 11/13/40	1,800	$1,222,080
	3.550%, 03/15/42	3,550	2,788,431
	4.500%, 03/01/44	400	346,093
	4.625%, 05/15/44	800	705,010
Brixmor Operating Partnership LP
#	4.050%, 07/01/30	5,600	5,424,919
Broadcom, Inc.
	4.300%, 11/15/32	31,000	29,963,749
Ω	2.600%, 02/15/33	200	171,080
Ω	3.419%, 04/15/33	200	180,923
Ω	3.469%, 04/15/34	4,640	4,123,945
Ω	3.137%, 11/15/35	17,502	14,690,707
Ω	4.926%, 05/15/37	1,000	966,367
Ω	3.500%, 02/15/41	7,650	6,053,761
Brown & Brown, Inc.
	2.375%, 03/15/31	3,000	2,633,122
Brunswick Corp.
	4.400%, 09/15/32	200	186,781
Burlington Northern Santa Fe LLC
#	6.150%, 05/01/37	400	434,243
	5.750%, 05/01/40	1,600	1,658,835
	5.050%, 03/01/41	800	760,363
	5.400%, 06/01/41	400	394,803
	4.950%, 09/15/41	800	748,549
	4.400%, 03/15/42	400	349,743
	4.375%, 09/01/42	400	346,273
	4.450%, 03/15/43	800	699,508
	5.150%, 09/01/43	400	381,851
	4.900%, 04/01/44	400	371,565
	4.550%, 09/01/44	800	702,442
Capital One Financial Corp.
	3.800%, 01/31/28	3,200	3,152,738
Carrier Global Corp.
	2.700%, 02/15/31	1,600	1,451,687
Caterpillar, Inc.
#	3.803%, 08/15/42	1,200	982,747
Cencora, Inc.
	2.800%, 05/15/30	29,384	27,195,979
CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	4,478	4,430,519
	5.850%, 01/15/41	6,244	6,246,684
CF Industries, Inc.
	4.950%, 06/01/43	400	354,938
Charles Schwab Corp.
	1.950%, 12/01/31	700	596,575
	2.900%, 03/03/32	14,300	12,846,469
Choice Hotels International, Inc.
	3.700%, 12/01/29	970	917,731
Chubb Corp.
	6.000%, 05/11/37	800	859,926
	6.500%, 05/15/38	800	892,161

DFA Investment Grade Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Cigna Group
# 2.400%, 03/15/30	493	$448,887
2.375%, 03/15/31	18,267	16,183,878
4.800%, 08/15/38	48,770	45,259,205
3.200%, 03/15/40	18,997	14,375,711
6.125%, 11/15/41	9,943	10,284,334
Cincinnati Financial Corp.
6.920%, 05/15/28	2,800	2,990,376
6.125%, 11/01/34	1,200	1,265,765
Cisco Systems, Inc.
5.500%, 01/15/40	5,000	5,120,080
Citigroup, Inc.
8.125%, 07/15/39	15,597	19,504,475
5.875%, 01/30/42	32,650	33,756,725
Clorox Co.
3.900%, 05/15/28	3,912	3,868,952
CME Group, Inc.
5.300%, 09/15/43	2,600	2,585,604
CNA Financial Corp.
# 4.500%, 03/01/26	13,822	13,801,162
3.900%, 05/01/29	850	829,859
5.500%, 06/15/33	5,000	5,109,401
CNO Financial Group, Inc.
5.250%, 05/30/29	4,800	4,841,346
6.450%, 06/15/34	13,300	13,856,227
Coca-Cola Co.
2.500%, 06/01/40	1,000	722,966
Comcast Corp.
4.250%, 01/15/33	15,667	15,074,945
7.050%, 03/15/33	14,000	15,913,774
4.200%, 08/15/34	400	375,897
# 5.650%, 06/15/35	800	832,003
6.500%, 11/15/35	400	440,981
3.200%, 07/15/36	1,200	1,000,429
6.950%, 08/15/37	800	905,286
3.900%, 03/01/38	2,490	2,143,966
4.600%, 10/15/38	5,700	5,243,571
6.550%, 07/01/39	400	438,466
3.250%, 11/01/39	7,000	5,450,272
3.750%, 04/01/40	30,900	25,414,980
4.650%, 07/15/42	1,000	879,733
4.750%, 03/01/44	400	350,401
Conagra Brands, Inc.
5.300%, 11/01/38	39,500	37,187,905
ConocoPhillips
5.900%, 05/15/38	400	416,750
6.500%, 02/01/39	1,600	1,766,496
ConocoPhillips Co.
3.758%, 03/15/42	1,200	956,444
Consolidated Edison Co. of New York, Inc.
5.300%, 03/01/35	400	406,627
6.750%, 04/01/38	638	720,482
5.500%, 12/01/39	400	400,745
5.700%, 06/15/40	400	406,544
4.200%, 03/15/42	14,174	11,995,987
3.950%, 03/01/43	7,400	6,011,809
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	4.450%, 03/15/44	251	$216,534
Constellation Brands, Inc.
#	3.150%, 08/01/29	5,800	5,503,386
Constellation Energy Generation LLC
	6.250%, 10/01/39	1,289	1,370,369
	5.750%, 10/01/41	1,900	1,903,173
Continental Resources, Inc.
	4.900%, 06/01/44	919	721,019
Corebridge Financial, Inc.
	4.350%, 04/05/42	800	669,585
Costco Wholesale Corp.
	1.600%, 04/20/30	8,754	7,781,651
Cox Communications, Inc.
Ω	4.800%, 02/01/35	10,052	9,312,559
Ω	4.700%, 12/15/42	4,700	3,782,778
Crown Castle, Inc.
	2.100%, 04/01/31	300	258,161
	2.900%, 04/01/41	18,705	13,369,655
CSX Corp.
	6.150%, 05/01/37	400	430,516
	5.500%, 04/15/41	800	793,639
	4.750%, 05/30/42	15,340	13,953,048
	4.100%, 03/15/44	200	164,896
Cummins, Inc.
	4.875%, 10/01/43	15,876	14,858,595
CVS Health Corp.
	3.250%, 08/15/29	3,000	2,842,314
	4.780%, 03/25/38	9,500	8,680,951
	6.125%, 09/15/39	5,800	5,901,182
	4.125%, 04/01/40	9,078	7,550,274
	5.300%, 12/05/43	3,000	2,717,173
	6.000%, 06/01/44	19,360	19,068,263
DCP Midstream Operating LP
	5.600%, 04/01/44	2,550	2,361,739
Dell International LLC/EMC Corp.
	3.375%, 12/15/41	5,009	3,756,210
Devon Energy Corp.
	5.600%, 07/15/41	15,858	14,739,028
	4.750%, 05/15/42	2,900	2,435,801
DH Europe Finance II SARL
	3.250%, 11/15/39	1,050	836,777
Dick's Sporting Goods, Inc.
#	3.150%, 01/15/32	9,525	8,551,490
Dominion Energy, Inc.
	3.300%, 04/15/41	2,000	1,474,522
	4.900%, 08/01/41	5,000	4,501,901
Dow Chemical Co.
	5.250%, 11/15/41	1,000	896,476
	4.375%, 11/15/42	1,616	1,284,157
	4.625%, 10/01/44	1,000	804,512

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Duke Energy Carolinas LLC
	6.100%, 06/01/37	800	$847,012
Duke Energy Corp.
	3.300%, 06/15/41	24,750	18,516,211
Duquesne Light Holdings, Inc.
Ω	2.532%, 10/01/30	1,500	1,318,884
Ω	2.775%, 01/07/32	641	555,758
Eastman Chemical Co.
	4.800%, 09/01/42	20,700	17,998,785
	4.650%, 10/15/44	400	337,967
Eaton Corp.
	4.000%, 11/02/32	8,105	7,797,295
	4.150%, 11/02/42	3,000	2,563,655
Eaton Vance Corp.
	3.500%, 04/06/27	9,262	9,128,172
eBay, Inc.
	4.000%, 07/15/42	9,500	7,685,557
Ecolab, Inc.
	5.500%, 12/08/41	5,400	5,465,888
Elevance Health, Inc.
	5.950%, 12/15/34	11,300	11,844,605
	5.850%, 01/15/36	200	207,257
	6.375%, 06/15/37	4,700	5,034,589
	4.625%, 05/15/42	25,970	22,634,383
	4.650%, 01/15/43	9,366	8,126,807
	5.100%, 01/15/44	1,200	1,090,168
	4.650%, 08/15/44	1,200	1,029,866
Enbridge Energy Partners LP
	7.500%, 04/15/38	7,825	9,120,699
	5.500%, 09/15/40	1,264	1,223,008
Energy Transfer LP
	6.625%, 10/15/36	400	428,825
	5.800%, 06/15/38	585	584,262
	7.500%, 07/01/38	400	457,190
	6.050%, 06/01/41	4,600	4,592,399
	5.950%, 10/01/43	4,000	3,858,918
	5.300%, 04/01/44	5,950	5,328,365
Enterprise Products Operating LLC
	6.875%, 03/01/33	1,400	1,561,842
	7.550%, 04/15/38	3,157	3,715,116
	6.125%, 10/15/39	5,917	6,251,090
	6.450%, 09/01/40	5,135	5,572,501
	5.950%, 02/01/41	2,617	2,697,847
	5.700%, 02/15/42	3,600	3,607,232
	4.850%, 08/15/42	2,400	2,178,859
	4.450%, 02/15/43	2,146	1,837,437
	4.850%, 03/15/44	8,500	7,625,176
	5.100%, 02/15/45	800	739,521
Equifax, Inc.
	3.100%, 05/15/30	200	186,405
Equinix, Inc.
	3.200%, 11/18/29	2,500	2,360,054
	2.500%, 05/15/31	5,700	5,054,436
ERAC USA Finance LLC
Ω	5.625%, 03/15/42	400	396,763
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
ERP Operating LP
	4.500%, 07/01/44	400	$345,964
Eversource Energy
	4.250%, 04/01/29	600	592,472
Extra Space Storage LP
	2.350%, 03/15/32	13,100	11,164,541
Exxon Mobil Corp.
	2.995%, 08/16/39	5,200	4,029,458
	4.227%, 03/19/40	18,200	16,173,800
FedEx Corp.
Ω	4.900%, 01/15/34	2,075	2,006,998
Ω	3.900%, 02/01/35	1,400	1,250,161
Ω	3.250%, 05/15/41	9,950	7,112,732
Ω	4.100%, 04/15/43	400	310,118
Ω	5.100%, 01/15/44	5,400	4,745,080
Fidelity National Financial, Inc.
	3.400%, 06/15/30	19,454	18,165,835
	2.450%, 03/15/31	1,800	1,562,876
Fidelity National Information Services, Inc.
	3.100%, 03/01/41	10,400	7,604,449
First American Financial Corp.
	2.400%, 08/15/31	16,044	13,739,819
Flex Ltd.
	4.875%, 06/15/29	2,040	2,049,833
	4.875%, 05/12/30	4,000	4,001,359
Flowserve Corp.
	2.800%, 01/15/32	29,138	25,455,938
FMR LLC
Ω	4.950%, 02/01/33	2,400	2,379,809
Fortune Brands Innovations, Inc.
	3.250%, 09/15/29	3,900	3,688,106
	4.000%, 03/25/32	414	386,896
Fox Corp.
#	5.476%, 01/25/39	26,300	25,606,326
Freeport-McMoRan, Inc.
	5.450%, 03/15/43	3,600	3,392,015
GATX Corp.
	3.500%, 06/01/32	6,850	6,229,888
General Dynamics Corp.
	4.250%, 04/01/40	5,800	5,186,015
	2.850%, 06/01/41	400	292,126
General Electric Co.
	4.500%, 03/11/44	200	176,729
General Motors Co.
	6.250%, 04/15/35	400	413,548
	6.600%, 04/01/36	15,200	16,049,953
	5.150%, 04/01/38	3,569	3,319,174
	6.250%, 10/02/43	6,800	6,736,977
	5.200%, 04/01/45	400	347,889
General Motors Financial Co., Inc.
	5.250%, 03/01/26	9,736	9,745,268
	3.600%, 06/21/30	6,000	5,636,800
	3.100%, 01/12/32	8,400	7,413,195

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	6.400%, 01/09/33	400	$421,046
	5.450%, 09/06/34	600	591,016
	5.900%, 01/07/35	800	807,532
	Georgia Power Co.
	4.750%, 09/01/40	400	372,501
	4.300%, 03/15/42	20,400	17,511,024
	4.300%, 03/15/43	400	339,235
	Georgia-Pacific LLC
	7.750%, 11/15/29	800	902,529
	Gilead Sciences, Inc.
	4.600%, 09/01/35	800	773,690
	4.000%, 09/01/36	4,050	3,681,460
	2.600%, 10/01/40	22,300	15,892,069
	5.650%, 12/01/41	11,900	12,019,688
	4.800%, 04/01/44	7,000	6,354,292
	Global Payments, Inc.
	2.900%, 11/15/31	400	351,163
	Globe Life, Inc.
	4.800%, 06/15/32	10,000	9,825,591
	Goldman Sachs Group, Inc.
	3.750%, 02/25/26	5,700	5,673,587
	2.600%, 02/07/30	4,100	3,787,496
	3.800%, 03/15/30	11,500	11,188,758
	6.125%, 02/15/33	1,621	1,765,464
	6.250%, 02/01/41	18,121	19,378,635
	4.800%, 07/08/44	800	719,843
	Halliburton Co.
	4.850%, 11/15/35	1,200	1,152,933
	6.700%, 09/15/38	5,660	6,150,795
	7.450%, 09/15/39	3,200	3,703,994
	4.500%, 11/15/41	13,340	11,420,717
	4.750%, 08/01/43	1,700	1,466,673
	Hasbro, Inc.
	6.050%, 05/14/34	2,000	2,067,153
	6.350%, 03/15/40	3,700	3,814,625
	5.100%, 05/15/44	2,000	1,732,699
	HCA, Inc.
	4.375%, 03/15/42	400	333,289
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	19,500	17,394,590
	Healthcare Realty Holdings LP
	2.000%, 03/15/31	2,800	2,389,218
	Hess Corp.
	5.600%, 02/15/41	9,600	9,716,470
	Home Depot, Inc.
	5.875%, 12/16/36	15,388	16,433,553
	3.300%, 04/15/40	11,505	9,107,763
	5.400%, 09/15/40	22,000	22,093,149
	5.950%, 04/01/41	2,380	2,501,961
	4.200%, 04/01/43	2,150	1,820,560
	4.875%, 02/15/44	400	367,147
	4.400%, 03/15/45	400	342,712
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Honeywell International, Inc.
5.375%, 03/01/41	270	$273,130
Host Hotels & Resorts LP
5.700%, 07/01/34	9,000	9,038,188
5.500%, 04/15/35	200	197,352
HP, Inc.
2.650%, 06/17/31	200	176,876
# 6.000%, 09/15/41	11,400	11,487,331
Humana, Inc.
4.950%, 10/01/44	3,000	2,596,613
Hyatt Hotels Corp.
5.375%, 12/15/31	5,000	5,068,589
IBM International Capital Pte. Ltd.
5.250%, 02/05/44	32,262	30,798,913
Illinois Tool Works, Inc.
3.900%, 09/01/42	200	164,766
Indiana Michigan Power Co.
6.050%, 03/15/37	1,108	1,185,466
Intel Corp.
4.600%, 03/25/40	27,124	23,249,920
2.800%, 08/12/41	23,576	15,499,517
4.800%, 10/01/41	2,470	2,113,122
5.625%, 02/10/43	26,349	24,566,621
Intercontinental Exchange, Inc.
3.750%, 12/01/25	8,500	8,472,970
4.600%, 03/15/33	14,500	14,359,930
2.650%, 09/15/40	16,100	11,603,431
International Business Machines Corp.
3.300%, 01/27/27	154	151,287
1.950%, 05/15/30	8,840	7,872,544
4.150%, 05/15/39	15,550	13,617,851
5.600%, 11/30/39	800	815,201
2.850%, 05/15/40	36,982	27,084,025
4.000%, 06/20/42	5,300	4,364,908
Interpublic Group of Cos., Inc.
4.750%, 03/30/30	375	375,389
Interstate Power & Light Co.
2.300%, 06/01/30	3,978	3,583,790
Invitation Homes Operating Partnership LP
2.000%, 08/15/31	3,000	2,546,565
J.M. Smucker Co.
4.250%, 03/15/35	10,700	9,915,831
Jabil, Inc.
3.600%, 01/15/30	23,950	22,789,891
3.000%, 01/15/31	15,033	13,660,912
Jackson Financial, Inc.
3.125%, 11/23/31	6,177	5,474,384
Jefferies Financial Group, Inc.
2.625%, 10/15/31	20,514	17,882,889
2.750%, 10/15/32	6,280	5,337,500

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Jersey Central Power & Light Co.
	5.100%, 01/15/35	400	$398,351
Johnson & Johnson
	1.300%, 09/01/30	5,000	4,341,146
	2.100%, 09/01/40	400	273,990
JPMorgan Chase & Co.
	6.400%, 05/15/38	20,400	22,665,296
	5.500%, 10/15/40	4,800	4,856,512
	5.600%, 07/15/41	11,900	12,176,527
	5.400%, 01/06/42	9,350	9,319,543
JPMorgan Chase Bank NA
(r)	SOFR + 0.620%, FRN, 4.966%, 04/29/26	900	902,507
(r)	SOFR + 1.000%, FRN, 5.346%, 12/08/26	22,820	22,990,257
Juniper Networks, Inc.
	3.750%, 08/15/29	3,600	3,486,216
	2.000%, 12/10/30	5,000	4,332,551
Kellanova
	3.400%, 11/15/27	1,600	1,566,130
	7.450%, 04/01/31	5,659	6,439,105
Kemper Corp.
	3.800%, 02/23/32	9,830	8,937,231
Kimco Realty OP LLC
	2.250%, 12/01/31	9,700	8,379,446
Kinder Morgan Energy Partners LP
	6.950%, 01/15/38	5,800	6,384,087
	6.500%, 09/01/39	1,900	2,011,430
	6.550%, 09/15/40	3,000	3,173,892
	5.625%, 09/01/41	400	383,974
	5.000%, 08/15/42	4,200	3,744,855
	4.700%, 11/01/42	400	344,469
	5.000%, 03/01/43	15,400	13,756,204
	5.500%, 03/01/44	8,520	7,988,710
	5.400%, 09/01/44	250	231,715
KKR Group Finance Co. II LLC
#Ω	5.500%, 02/01/43	4,500	4,323,173
Kraft Heinz Foods Co.
	5.000%, 06/04/42	3,700	3,292,254
Kroger Co.
	7.500%, 04/01/31	15,677	17,847,195
Kyndryl Holdings, Inc.
	4.100%, 10/15/41	9,797	7,686,513
Lazard Group LLC
	4.500%, 09/19/28	15,047	14,981,864
	4.375%, 03/11/29	400	395,946
Legg Mason, Inc.
	4.750%, 03/15/26	3,745	3,748,221
	5.625%, 01/15/44	5,747	5,652,524
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	9,305	9,295,131
Ω	6.500%, 03/15/35	4,250	4,465,476
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Lincoln National Corp.
#	3.050%, 01/15/30	244	$228,191
	3.400%, 01/15/31	8,337	7,727,134
	3.400%, 03/01/32	23,378	21,172,739
	7.000%, 06/15/40	125	137,407
Lockheed Martin Corp.
	3.600%, 03/01/35	271	243,864
	4.500%, 05/15/36	600	574,059
	4.850%, 09/15/41	1,445	1,333,935
	4.070%, 12/15/42	800	667,059
	3.800%, 03/01/45	800	627,308
Loews Corp.
	6.000%, 02/01/35	5,000	5,397,870
#	4.125%, 05/15/43	2,000	1,670,992
Lowe's Cos., Inc.
	2.800%, 09/15/41	24,600	17,073,410
LPL Holdings, Inc.
	5.650%, 03/15/35	1,600	1,605,386
LYB International Finance BV
	5.250%, 07/15/43	8,300	7,292,009
#	4.875%, 03/15/44	4,800	4,022,819
LYB International Finance III LLC
	3.375%, 10/01/40	18,400	13,343,612
Marathon Petroleum Corp.
	6.500%, 03/01/41	14,163	14,772,334
	4.750%, 09/15/44	3,000	2,503,448
Marriott International, Inc.
#	2.750%, 10/15/33	6,800	5,773,281
Mars, Inc.
#Ω	1.625%, 07/16/32	6,750	5,565,973
Ω	3.600%, 04/01/34	400	359,511
Ω	3.875%, 04/01/39	1,200	1,027,427
Ω	2.375%, 07/16/40	200	138,747
Marsh & McLennan Cos., Inc.
	2.375%, 12/15/31	2,161	1,888,254
	4.750%, 03/15/39	400	376,880
	5.350%, 11/15/44	266	256,993
Mastercard, Inc.
	4.350%, 01/15/32	4,000	3,961,627
	4.850%, 03/09/33	5,000	5,069,807
Medtronic, Inc.
	4.375%, 03/15/35	2,165	2,086,590
Merck & Co., Inc.
	3.400%, 03/07/29	8,084	7,853,358
	1.450%, 06/24/30	40,301	35,145,127
	3.900%, 03/07/39	400	348,378
	2.350%, 06/24/40	1,200	836,250
	4.900%, 05/17/44	400	370,246
Meta Platforms, Inc.
	3.850%, 08/15/32	3,500	3,346,037
MetLife, Inc.
	5.375%, 07/15/33	4,200	4,363,454
	6.375%, 06/15/34	19,000	20,940,753
	5.700%, 06/15/35	6,300	6,615,278
	5.875%, 02/06/41	7,478	7,701,616
	4.125%, 08/13/42	5,800	4,845,686

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	4.875%, 11/13/43		13,061	$11,908,488
	4.050%, 03/01/45		171	138,953
Micron Technology, Inc.
	4.663%, 02/15/30		330	328,508
	2.703%, 04/15/32		2,650	2,297,799
	3.366%, 11/01/41		31,367	23,247,149
	Mid-America Apartments LP
	4.950%, 03/01/35		800	791,919
	Mississippi Power Co.
	4.250%, 03/15/42		400	342,292
	Mohawk Industries, Inc.
	3.625%, 05/15/30		1,471	1,406,020
	Molson Coors Beverage Co.
	5.000%, 05/01/42		7,000	6,364,522
Morgan Stanley
	3.875%, 01/27/26		13,483	13,437,391
	7.250%, 04/01/32		14,496	16,631,880
	6.375%, 07/24/42		19,888	21,810,698
	Mosaic Co.
	5.625%, 11/15/43		8,500	8,111,201
Motorola Solutions, Inc.
	4.600%, 05/23/29		3,500	3,509,383
	2.300%, 11/15/30		25,444	22,602,922
	MPLX LP
	4.500%, 04/15/38		8,200	7,238,846
	National Fuel Gas Co.
	2.950%, 03/01/31		5,000	4,456,260
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		2,708	3,192,846
	NBCUniversal Media LLC
	4.450%, 01/15/43		800	681,881
	Nestle Capital Corp.
	4.600%, 04/04/29	AUD	800	520,202
	Nestle Holdings, Inc.
Ω	3.900%, 09/24/38		5,800	5,121,753
	NetApp, Inc.
	2.700%, 06/22/30		3,900	3,540,934
	New York State Electric & Gas Corp.
Ω	5.300%, 08/15/34		800	809,863
	NewMarket Corp.
	2.700%, 03/18/31		4,000	3,569,049
Newmont Corp.
	5.875%, 04/01/35		400	424,590
	6.250%, 10/01/39		600	656,859
	4.875%, 03/15/42		400	376,982
	5.450%, 06/09/44		600	583,629
NextEra Energy Capital Holdings, Inc.
	5.250%, 03/15/34		400	403,609
	5.450%, 03/15/35		937	953,287
NIKE, Inc.
#	2.850%, 03/27/30		12,987	12,195,180
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	3.250%, 03/27/40	5,000	$3,945,687
	Northern Trust Corp.
	1.950%, 05/01/30	19,370	17,399,554
	NOV, Inc.
	3.950%, 12/01/42	10,000	7,506,590
	Nucor Corp.
	3.950%, 05/01/28	4,016	3,979,408
	3.125%, 04/01/32	6,840	6,211,383
	5.100%, 06/01/35	400	401,062
	6.400%, 12/01/37	6,585	7,200,073
	Oklahoma Gas & Electric Co.
	5.400%, 01/15/33	4,200	4,322,409
	Omnicom Group, Inc.
	4.200%, 06/01/30	11,555	11,311,493
	ONE Gas, Inc.
	4.250%, 09/01/32	4,300	4,152,598
	4.658%, 02/01/44	400	349,868
	ONEOK Partners LP
	6.850%, 10/15/37	400	437,976
	6.125%, 02/01/41	1,500	1,505,107
	Oracle Corp.
	4.300%, 07/08/34	400	376,012
	3.600%, 04/01/40	17,100	13,496,511
	5.375%, 07/15/40	14,200	13,666,117
	3.650%, 03/25/41	21,500	16,809,075
	4.500%, 07/08/44	400	334,527
	Ovintiv, Inc.
	6.500%, 02/01/38	3,770	3,845,647
	Owens Corning
	3.875%, 06/01/30	8,726	8,416,707
	Parker-Hannifin Corp.
	3.250%, 06/14/29	4,700	4,508,186
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.400%, 11/15/26	133	130,892
	PepsiCo, Inc.
	4.875%, 11/01/40	400	382,281
	2.625%, 10/21/41	800	563,622
	Pfizer Investment Enterprises Pte. Ltd.
	5.110%, 05/19/43	15,800	14,957,621
	Pfizer, Inc.
	4.000%, 12/15/36	400	363,814
	4.100%, 09/15/38	2,600	2,310,008
	3.900%, 03/15/39	7,772	6,722,100
	7.200%, 03/15/39	5,570	6,560,999
	2.550%, 05/28/40	8,500	6,044,809
	5.600%, 09/15/40	400	405,943
	4.300%, 06/15/43	107	91,391
	Philip Morris International, Inc.
	3.375%, 08/15/29	5,200	4,994,144
	2.100%, 05/01/30	7,450	6,680,459
	5.375%, 02/15/33	1,000	1,026,243
	5.625%, 09/07/33	9,500	9,880,654
#	6.375%, 05/16/38	12,400	13,654,948
	4.375%, 11/15/41	8,815	7,632,548

DFA Investment Grade Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
4.500%, 03/20/42	800	$698,084
3.875%, 08/21/42	10,475	8,424,397
4.125%, 03/04/43	7,308	6,077,083
4.875%, 11/15/43	400	362,324
4.250%, 11/10/44	1,200	1,007,980
Phillips 66
2.150%, 12/15/30	400	351,479
# 4.650%, 11/15/34	1,600	1,528,252
5.875%, 05/01/42	5,486	5,452,765
4.875%, 11/15/44	5,400	4,678,736
Phillips 66 Co.
4.950%, 03/15/35	1,600	1,552,471
Plains All American Pipeline LP/PAA Finance Corp.
6.700%, 05/15/36	200	214,672
5.150%, 06/01/42	15,148	13,465,644
4.300%, 01/31/43	8,941	7,080,584
4.700%, 06/15/44	8,500	7,026,581
4.900%, 02/15/45	173	147,071
PPG Industries, Inc.
2.550%, 06/15/30	9,110	8,287,156
Precision Castparts Corp.
3.900%, 01/15/43	3,000	2,417,265
Primerica, Inc.
2.800%, 11/19/31	15,500	13,817,526
Principal Financial Group, Inc.
6.050%, 10/15/36	4,400	4,671,788
Progress Energy, Inc.
7.750%, 03/01/31	2,500	2,856,253
6.000%, 12/01/39	5,600	5,801,806
Progressive Corp.
3.000%, 03/15/32	15,600	14,187,345
3.700%, 01/26/45	400	307,881
Prologis LP
5.125%, 01/15/34	5,563	5,623,269
Prudential Financial, Inc.
6.625%, 12/01/37	2,400	2,668,420
3.000%, 03/10/40	19,750	14,897,198
6.625%, 06/21/40	3,000	3,335,787
Public Service Enterprise Group, Inc.
8.625%, 04/15/31	1,000	1,154,666
PulteGroup, Inc.
7.875%, 06/15/32	3,895	4,550,855
6.375%, 05/15/33	11,000	11,829,496
6.000%, 02/15/35	6,449	6,712,236
QUALCOMM, Inc.
# 1.650%, 05/20/32	9,643	8,017,017
Quanta Services, Inc.
2.900%, 10/01/30	302	277,607
Realty Income Corp.
2.700%, 02/15/32	13,991	12,354,457
2.850%, 12/15/32	8,077	7,101,625
1.800%, 03/15/33	1,800	1,458,056
4.900%, 07/15/33	5,000	4,977,661
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Reinsurance Group of America, Inc.
	3.950%, 09/15/26	15,789	$15,689,911
	3.900%, 05/15/29	4,725	4,640,856
	3.150%, 06/15/30	15,455	14,449,864
Revvity, Inc.
	3.300%, 09/15/29	1,300	1,228,293
Roche Holdings, Inc.
Ω	2.076%, 12/13/31	5,000	4,321,376
Ω	5.593%, 11/13/33	10,000	10,554,407
Royalty Pharma PLC
	2.200%, 09/02/30	10,000	8,844,291
	3.300%, 09/02/40	68,617	51,461,291
RTX Corp.
	4.450%, 11/16/38	800	734,004
	4.700%, 12/15/41	5,200	4,730,048
	4.500%, 06/01/42	27,624	24,395,472
Salesforce, Inc.
	2.700%, 07/15/41	1,600	1,144,726
Sempra
	6.000%, 10/15/39	400	402,476
Shell Finance U.S., Inc.
	4.550%, 08/12/43	5,000	4,382,546
Shell International Finance BV
	6.375%, 12/15/38	20,800	22,961,900
	5.500%, 03/25/40	3,000	3,024,596
	2.875%, 11/26/41	3,200	2,286,782
Sherwin-Williams Co.
	2.950%, 08/15/29	4,800	4,522,051
Simon Property Group LP
	2.650%, 07/15/30	19,076	17,539,175
	2.200%, 02/01/31	12,648	11,179,331
	2.250%, 01/15/32	7,377	6,361,254
	5.500%, 03/08/33	5,400	5,624,175
	4.750%, 09/26/34	400	389,475
	6.750%, 02/01/40	4,515	5,085,911
	4.750%, 03/15/42	4,370	3,920,410
Southern Co. Gas Capital Corp.
	5.875%, 03/15/41	5,642	5,739,805
	4.400%, 06/01/43	6,897	5,773,512
Southern Power Co.
#	5.150%, 09/15/41	2,500	2,356,573
Southwest Gas Corp.
	3.700%, 04/01/28	2,500	2,446,317
	2.200%, 06/15/30	13,200	11,829,397
Stanley Black & Decker, Inc.
	2.300%, 03/15/30	2,650	2,366,576
	3.000%, 05/15/32	400	352,486
	5.200%, 09/01/40	800	763,065
Steel Dynamics, Inc.
	3.250%, 01/15/31	19,725	18,323,891
Stellantis Finance U.S., Inc.
Ω	2.691%, 09/15/31	10,430	8,794,937
Sutter Health
	3.161%, 08/15/40	2,000	1,532,224

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Tapestry, Inc.
	5.500%, 03/11/35	8,000	$8,036,738
Targa Resources Corp.
	4.200%, 02/01/33	3,000	2,804,738
Target Corp.
	4.000%, 07/01/42	2,100	1,757,721
	Texas Instruments, Inc.
	4.900%, 03/14/33	12,500	12,704,840
	3.875%, 03/15/39	5,790	5,048,181
Textron, Inc.
	2.450%, 03/15/31	14,820	13,154,033
	Thermo Fisher Scientific, Inc.
	2.800%, 10/15/41	2,900	2,082,902
	5.404%, 08/10/43	7,500	7,421,425
	T-Mobile USA, Inc.
	4.375%, 04/15/40	7,500	6,626,011
	3.000%, 02/15/41	400	292,637
	Travelers Cos., Inc.
	6.250%, 06/15/37	1,335	1,464,005
	5.350%, 11/01/40	2,619	2,610,897
	TWDC Enterprises 18 Corp.
	4.375%, 08/16/41	9,500	8,349,251
	3.700%, 12/01/42	400	317,940
	Union Pacific Corp.
	2.891%, 04/06/36	23,350	19,181,100
	3.600%, 09/15/37	1,400	1,207,767
	4.375%, 09/10/38	1,100	1,004,034
	3.550%, 08/15/39	10,600	8,808,002
	3.200%, 05/20/41	14,900	11,325,674
	3.375%, 02/14/42	4,650	3,577,931
	United Parcel Service, Inc.
	6.200%, 01/15/38	800	864,108
	5.200%, 04/01/40	800	780,884
	4.875%, 11/15/40	8,011	7,448,680
	UnitedHealth Group, Inc.
	4.200%, 05/15/32	18,300	17,634,351
	5.800%, 03/15/36	400	415,795
	6.875%, 02/15/38	350	392,113
	3.500%, 08/15/39	17,438	13,936,544
	2.750%, 05/15/40	14,200	10,152,524
	5.700%, 10/15/40	2,400	2,411,399
	5.950%, 02/15/41	1,400	1,426,535
	3.050%, 05/15/41	28,569	20,835,131
	4.625%, 11/15/41	3,400	3,007,256
#	3.950%, 10/15/42	4,000	3,214,816
	5.500%, 07/15/44	19,070	18,408,531
	Unum Group
	3.875%, 11/05/25	1,977	1,971,042
	4.000%, 06/15/29	10,963	10,732,358
Ω	4.046%, 08/15/41	6,800	5,377,106
	5.750%, 08/15/42	3,000	2,912,037
Utah Acquisition Sub, Inc.
	3.950%, 06/15/26	5,908	5,862,296
	Valero Energy Corp.
	7.500%, 04/15/32	580	662,109
#	6.625%, 06/15/37	11,450	12,342,061
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Ventas Realty LP
3.000%, 01/15/30	1,100	$1,028,830
VeriSign, Inc.
2.700%, 06/15/31	5,106	4,546,843
Verizon Communications, Inc.
4.016%, 12/03/29	8,753	8,601,605
2.355%, 03/15/32	2,733	2,349,591
5.850%, 09/15/35	400	421,038
4.272%, 01/15/36	1,600	1,472,181
4.812%, 03/15/39	12,910	12,045,741
2.650%, 11/20/40	14,850	10,411,962
3.400%, 03/22/41	43,850	33,808,581
2.850%, 09/03/41	5,166	3,652,004
3.850%, 11/01/42	3,190	2,538,270
6.550%, 09/15/43	800	868,589
Viatris, Inc.
3.850%, 06/22/40	1,146	840,752
Virginia Electric & Power Co.
5.050%, 08/15/34	400	400,507
5.150%, 03/15/35	400	401,393
# 6.000%, 01/15/36	3,100	3,277,894
6.000%, 05/15/37	1,000	1,053,444
8.875%, 11/15/38	7,000	9,194,417
4.000%, 01/15/43	7,900	6,388,777
4.650%, 08/15/43	1,200	1,049,845
4.450%, 02/15/44	400	340,033
Visa, Inc.
2.050%, 04/15/30	48,659	44,118,452
2.700%, 04/15/40	3,300	2,466,287
Voya Financial, Inc.
5.700%, 07/15/43	913	887,567
Walmart, Inc.
5.625%, 04/01/40	6,000	6,330,860
5.000%, 10/25/40	7,200	7,183,651
Walt Disney Co.
6.400%, 12/15/35	2,500	2,802,782
6.650%, 11/15/37	800	908,683
# 4.625%, 03/23/40	6,000	5,666,711
3.500%, 05/13/40	32,131	26,263,041
6.150%, 02/15/41	800	854,881
5.400%, 10/01/43	10,750	10,679,024
4.750%, 09/15/44	400	361,166
Waste Management, Inc.
2.950%, 06/01/41	400	293,736
Wells Fargo & Co.
4.150%, 01/24/29	600	594,713
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r) 5.418%, 12/11/26	840	847,612
Welltower OP LLC
4.125%, 03/15/29	1,150	1,137,882
2.750%, 01/15/31	17,096	15,561,386
2.750%, 01/15/32	4,600	4,097,155
6.500%, 03/15/41	1,903	2,088,184
Western Union Co.
# 6.200%, 11/17/36	400	403,140

DFA Investment Grade Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Westlake Corp.
3.375%, 06/15/30	11,285	$10,617,421
WestRock MWV LLC
8.200%, 01/15/30	19,367	22,175,224
Weyerhaeuser Co.
7.375%, 03/15/32	813	919,881
Williams Cos., Inc.
3.500%, 11/15/30	13,600	12,813,708
6.300%, 04/15/40	21,000	22,124,016
5.800%, 11/15/43	400	393,972
WP Carey, Inc.
2.400%, 02/01/31	2,300	2,026,396
2.450%, 02/01/32	9,800	8,396,783
WRKCo, Inc.
# 3.000%, 06/15/33	19,705	17,279,493
Zoetis, Inc.
4.700%, 02/01/43	1,200	1,089,803
TOTAL UNITED STATES		4,382,258,969
TOTAL BONDS		6,183,835,644
U.S. TREASURY OBLIGATIONS — (35.4%)
U.S. Treasury Bills
∞ 4.499%, 08/19/25	30,000	29,935,710
U.S. Treasury Bonds
5.250%, 02/15/29	28,500	29,834,824
6.125%, 08/15/29	25,000	27,041,015
6.250%, 05/15/30	67,000	73,626,719
4.625%, 02/15/40	4,000	3,984,219
1.125%, 05/15/40	184,000	113,598,437
4.375%, 05/15/40	18,500	17,907,422
1.125%, 08/15/40	195,000	119,254,687
3.875%, 08/15/40	25,000	22,773,438
1.375%, 11/15/40	162,000	102,623,203
1.875%, 02/15/41	137,000	93,609,531
1.750%, 08/15/41	160,000	105,356,250
2.000%, 11/15/41	146,000	99,548,047
2.375%, 02/15/42	135,000	97,221,094
2.750%, 08/15/42	123,000	93,153,281
2.750%, 11/15/42	120,000	90,459,374
3.125%, 02/15/43	114,000	90,687,890
2.875%, 05/15/43	130,000	99,191,015
3.625%, 08/15/43	60,000	51,042,187
3.625%, 02/15/44	110,000	93,083,203
3.375%, 05/15/44	126,000	102,443,907
3.125%, 08/15/44	130,000	101,323,828
3.000%, 11/15/44	80,000	60,890,625
2.500%, 02/15/45	88,000	61,211,563
3.000%, 05/15/45	50,000	37,845,703
U.S. Treasury Notes
0.250%, 08/31/25	50,000	49,831,182
# 3.500%, 09/15/25	25,000	24,981,811
(r) 3M USTMMR + 0.170%, FRN, 4.451%, 10/31/25	130,000	130,050,077
		Face Amount^	Value†
		(000)

(r)	3M USTMMR + 0.245%, FRN, 4.526%, 01/31/26	146,000	$146,144,426
(r)	3M USTMMR + 0.150%, FRN, 4.431%, 04/30/26	188,000	188,145,076
(r)	3M USTMMR + 0.182%, FRN, 4.463%, 07/31/26	195,000	195,206,507
(r)	3M USTMMR + 0.205%, FRN, 4.486%, 10/31/26	170,000	170,185,623
(r)	3M USTMMR + 0.098%, FRN, 4.379%, 01/31/27	148,000	147,971,121
(r)	3M USTMMR + 0.160%, FRN, 4.441%, 04/30/27	134,000	134,079,209
	3.125%, 11/15/28	75,000	73,227,539
	2.625%, 02/15/29	25,000	23,958,985
	2.375%, 03/31/29	10,000	9,479,688
	3.500%, 01/31/30	25,000	24,549,805
	3.500%, 04/30/30	25,000	24,514,648
	3.750%, 05/31/30	19,000	18,827,813
	3.750%, 06/30/30	19,000	18,818,906
	4.000%, 07/31/30	25,000	25,037,109
	4.125%, 08/31/30	65,000	65,464,649
	4.625%, 09/30/30	65,000	66,944,922
	4.875%, 10/31/30	25,000	26,041,992
	4.375%, 11/30/30	25,000	25,456,055
	4.250%, 02/28/31	25,000	25,291,992
	4.625%, 05/31/31	10,000	10,298,047
	1.250%, 08/15/31	60,000	51,021,094
	1.375%, 11/15/31	50,000	42,517,578
	4.375%, 01/31/32	30,000	30,452,344
	1.875%, 02/15/32	105,000	91,608,399
	4.125%, 02/29/32	60,000	60,044,531
	2.875%, 05/15/32	95,000	87,975,196
	2.750%, 08/15/32	120,000	109,832,813
	4.125%, 11/15/32	80,000	79,821,875
	3.500%, 02/15/33	55,000	52,572,266
	3.375%, 05/15/33	50,000	47,244,140
	3.875%, 08/15/33	35,000	34,159,180
	4.500%, 11/15/33	50,000	50,886,719
U.S.Treasury Notes
(r)	3M USTMMR + 0.159%, FRN, 4.440%, 07/31/27	170,000	170,204,564
TOTAL U.S. TREASURY OBLIGATIONS			4,350,495,053
TOTAL INVESTMENT SECURITIES (Cost $12,531,654,889)			11,981,120,231

DFA Investment Grade Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@§	The DFA Short Term Investment Fund	26,422,759	$305,632,058
TOTAL INVESTMENTS — (100.0%)
(Cost $12,837,278,264)^^			$12,286,752,289
As of July 31, 2025, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	14,868,369	EUR	12,652,078	State Street Bank and Trust	08/01/25	$429,824
USD	53,407,539	EUR	45,981,305	Citibank, N.A.	08/19/25	881,615
USD	19,984,248	EUR	16,988,611	HSBC Bank	08/29/25	564,713
USD	43,577,509	EUR	36,804,576	HSBC Bank	09/05/25	1,486,956
USD	195,001	GBP	145,559	Citibank, N.A.	09/25/25	2,671
USD	19,509,402	GBP	14,328,118	State Street Bank and Trust	09/25/25	577,385
USD	91,697,998	JPY	13,458,698,591	UBS AG	09/26/25	1,921,068
USD	14,646,539	EUR	12,652,078	UBS AG	09/30/25	153,461
USD	97,510,504	AUD	149,691,951	Royal Bank of Canada	10/07/25	1,196,910
USD	99,824,010	AUD	152,790,269	Royal Bank of Canada	10/09/25	1,513,076
USD	118,930,429	AUD	180,715,671	Barclays Capital	10/14/25	2,639,886
USD	114,948,101	AUD	177,698,976	Royal Bank of Canada	10/17/25	592,094
USD	86,687,087	AUD	130,904,866	Australia and New Zealand Bank	10/24/25	2,433,326
Total Appreciation						$14,392,985
EUR	12,652,078	USD	14,588,732	UBS AG	08/01/25	$(150,187)
USD	12,431,260	EUR	11,139,794	Citibank, N.A.	08/12/25	(288,170)
GBP	888,300	USD	1,188,591	Citibank, N.A.	09/25/25	(14,864)
AUD	3,473,087	USD	2,266,706	Australia and New Zealand Bank	10/14/25	(31,775)
AUD	2,723,624	USD	1,782,875	Australia and New Zealand Bank	10/17/25	(30,119)
Total (Depreciation)						$(515,115)
Total Appreciation (Depreciation)						$13,877,870
As of July 31, 2025, the value of Rule 144A securities amounted to $412,054,306 or 3.4% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$1,446,789,534	—	$1,446,789,534
Bonds
Australia	—	619,130,777	—	619,130,777
Belgium	—	20,668,907	—	20,668,907
Canada	—	257,306,315	—	257,306,315
Finland	—	8,112,768	—	8,112,768

DFA Investment Grade Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
France	—	$29,415,725	—	$29,415,725
Germany	—	111,574,029	—	111,574,029
Hong Kong	—	4,193,453	—	4,193,453
Ireland	—	2,240,098	—	2,240,098
Italy	—	30,376,127	—	30,376,127
Japan	—	222,317,316	—	222,317,316
Netherlands	—	127,380,564	—	127,380,564
New Zealand	—	7,316,382	—	7,316,382
Norway	—	4,618,096	—	4,618,096
Singapore	—	8,510,534	—	8,510,534
Spain	—	58,480,426	—	58,480,426
Supranational Organization Obligations	—	168,002,367	—	168,002,367
Sweden	—	19,411,459	—	19,411,459
Switzerland	—	2,251,801	—	2,251,801
United Kingdom	—	100,269,531	—	100,269,531
United States	—	4,382,258,969	—	4,382,258,969
U.S. Treasury Obligations	—	4,350,495,053	—	4,350,495,053
Securities Lending Collateral	—	305,632,058	—	305,632,058
Total Investments in Securities	—	$12,286,752,289	—	$12,286,752,289
Financial Instruments
Assets
Forward Currency Contracts**	—	14,392,985	—	14,392,985
Liabilities
Forward Currency Contracts**	—	(515,115)	—	(515,115)
Total Financial Instruments	—	$13,877,870	—	$13,877,870
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.7%)
U.S. Treasury Inflation-Indexed Bonds
1.750%, 01/15/28	255,778	$258,635,395
3.625%, 04/15/28	436,236	462,765,328
2.500%, 01/15/29	467,869	486,356,752
3.875%, 04/15/29	453,138	493,883,408
3.375%, 04/15/32	243,573	270,448,800
2.125%, 02/15/40	404,519	397,400,790
2.125%, 02/15/41	385,770	375,248,556
0.750%, 02/15/42	194,891	150,260,283
0.625%, 02/15/43	175,464	129,355,274
1.375%, 02/15/44	128,959	107,426,570
0.750%, 02/15/45	46,412	33,551,854
U.S. Treasury Inflation-Indexed Notes
0.750%, 07/15/28	52,503	51,876,793
0.875%, 01/15/29	512,395	504,633,001
0.250%, 07/15/29	151,426	145,553,443
0.125%, 01/15/30	244,877	231,370,936
0.125%, 07/15/30	115,342	108,469,914
0.125%, 01/15/31	209,919	194,636,766
0.125%, 07/15/31	142,719	131,439,693
0.125%, 01/15/32	248,154	224,919,378
0.625%, 07/15/32	30,977	28,870,326
1.125%, 01/15/33	98,200	93,686,523
1.375%, 07/15/33	29,635	28,711,346
1.750%, 01/15/34	116,075	114,767,945
1.875%, 07/15/34	17,415	17,388,348
TOTAL U.S. TREASURY OBLIGATIONS Cost ($5,417,314,507)		5,041,657,422

		Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	14,365,499	14,365,499
TOTAL INVESTMENTS — (100.0%)
(Cost $5,431,680,006)^^			$5,056,022,921
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$5,041,657,422	—	$5,041,657,422
Temporary Cash Investments	$14,365,499	—	—	14,365,499
Total Investments in Securities	$14,365,499	$5,041,657,422	—	$5,056,022,921

DFA Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.1%)
ALABAMA — (0.2%)
Alabama Federal Aid Highway Finance Authority (RB) Series A
¤ 5.000%, 09/01/35 (Pre-refunded @ $100, 9/1/26)	585	$600,161
Tuscaloosa City Board of Education (RB)
¤ 5.000%, 08/01/35 (Pre-refunded @ $100, 8/1/26)	720	737,232
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/26)	995	1,018,813
TOTAL ALABAMA		2,356,206
ALASKA — (0.3%)
Borough of Matanuska-Susitna (RB) Series 2025A
5.000%, 09/01/26	3,000	3,076,593
State of Alaska (GO) Series A
5.000%, 08/01/25	760	760,000
State of Alaska International Airports System (RB) Series A
5.000%, 10/01/26	370	380,117
TOTAL ALASKA		4,216,710
ARIZONA — (1.3%)
Arizona Board of Regents (RB) Series A
5.000%, 06/01/27	500	521,848
5.000%, 07/01/28	1,720	1,722,207
City of Glendale Water & Sewer Revenue (RB)
5.000%, 07/01/26	1,995	2,040,168
5.000%, 07/01/27	690	722,910
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	1,395	1,402,172
City of Tucson (GO) Series 2018-B
5.000%, 07/01/26	3,840	3,926,236
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/26	1,250	1,278,989
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
5.000%, 07/01/27	2,730	$2,861,256
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series A
5.000%, 07/01/26	615	629,263
5.000%, 07/01/27	2,095	2,195,726
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/34	2,350	2,406,932
TOTAL ARIZONA		19,707,707
ARKANSAS — (0.1%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/27	1,155	1,207,815
CALIFORNIA — (4.5%)
California State Public Works Board (RB) Series D
5.000%, 04/01/27	835	858,637
City of Los Angeles (RN)
5.000%, 06/25/26	6,080	6,226,006
County of Los Angeles (RN) Series A
5.000%, 06/30/26	2,885	2,952,497
County of Riverside (RN)
5.000%, 06/30/26	4,000	4,094,319
County of Riverside (RN) Series A
3.000%, 10/17/25	1,250	1,250,683
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/34	7,000	7,084,624
State of California (GO)
4.000%, 08/01/25	1,000	1,000,000
5.000%, 09/01/25	1,470	1,473,067
5.000%, 10/01/25	1,600	1,604,467
5.000%, 04/01/27	17,740	18,509,480
5.000%, 08/01/27	2,020	2,124,988
5.000%, 09/01/28	1,675	1,721,745
5.000%, 10/01/28	20	20,031
5.000%, 08/01/29	1,155	1,184,301
5.000%, 10/01/29	3,305	3,360,669
5.000%, 08/01/30	1,405	1,438,816
5.000%, 09/01/30	1,345	1,379,764

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 09/01/31	2,600	$2,662,985
5.000%, 08/01/33	5,705	5,811,657
University of California (RB) Series BX
5.000%, 05/15/26	2,110	2,154,555
TOTAL CALIFORNIA		66,913,291
COLORADO — (1.8%)
Adams & Weld Counties School District No. 27J Brighton (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	6,015	6,066,623
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	640	645,600
5.000%, 12/15/26	5,790	5,990,251
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	3,135	3,165,015
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/26	1,120	1,150,124
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	3,000	3,029,960
Colorado Health Facilities Authority (RB) Series A-1
5.000%, 08/01/25	910	910,000
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/26	3,025	3,125,405
Metro Wastewater Reclamation District (RB) Series A
5.000%, 04/01/26	1,750	1,779,018
TOTAL COLORADO		25,861,996
CONNECTICUT — (2.8%)
City of Bridgeport (GO) Series B
5.000%, 08/15/26	635	650,924
	Face Amount	Value†
	(000)
CONNECTICUT — (Continued)
City of Danbury (GO)
4.000%, 02/23/26	15,000	$15,108,777
City of New Haven (GO) Series B
5.000%, 08/01/26	100	102,006
Regional School District No. 18 (GO)
4.000%, 08/13/26	7,000	7,095,239
State of Connecticut (GO) Series B
5.000%, 05/15/27	2,090	2,128,582
Town of Greenwich (GO)
4.000%, 02/05/26	10,000	10,069,472
Town of Madison (GO)
3.500%, 12/18/25	6,770	6,792,712
TOTAL CONNECTICUT		41,947,712
DISTRICT OF COLUMBIA — (0.3%)
District of Columbia (GO) Series A
5.000%, 06/01/34	2,400	2,466,574
District of Columbia (GO) Series D
5.000%, 06/01/26	1,455	1,485,664
District of Columbia Income Tax Revenue (RB) Series C
5.000%, 10/01/26	935	962,748
TOTAL DISTRICT OF COLUMBIA		4,914,986
FLORIDA — (5.0%)
Brevard County School District (COP) Series A
5.000%, 07/01/27	4,545	4,750,175
5.000%, 07/01/28	3,560	3,800,507
City of Cape Coral Water & Sewer Revenue (RB)
5.000%, 10/01/25	755	757,749
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/26	815	838,520
5.000%, 10/01/27	375	395,062
5.000%, 10/01/32	1,025	1,029,077
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/25	300	301,184
5.000%, 10/01/26	245	252,070
County of Broward Water & Sewer Utility Revenue (RB) Series A
5.000%, 10/01/30	1,270	1,274,809

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/26	880	$905,499
4.000%, 10/01/28	485	486,403
Duval County Public Schools (COP) (AG) Series A
5.000%, 07/01/27	545	570,229
Florida Development Finance Corp. (RB)
5.000%, 11/15/25	1,530	1,539,457
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	5,130	5,139,909
Fort Pierce Utilities Authority (RB) (AG) Series A
5.000%, 10/01/25	55	55,199
5.000%, 10/01/26	290	297,591
Hillsborough County Industrial Development Authority (RB) Series E
2.800%, 11/15/54	1,460	1,460,000
Manatee County School District (COP) (AG) Series 2025A
5.000%, 07/01/26	310	316,953
5.000%, 07/01/27	265	277,572
Miami Beach Redevelopment Agency (TAN) (AG)
5.000%, 02/01/26	660	667,735
5.000%, 02/01/27	360	372,195
Miami-Dade County Expressway Authority (RB) (BAM) Series B
5.000%, 07/01/26	3,925	3,931,150
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/27	1,040	1,041,670
Okaloosa County School Board (COP) Series A
5.000%, 10/01/25	1,105	1,109,210
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	380	386,751
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/26	6,045	6,144,793
School District of Broward County (RN)
4.000%, 06/25/26	15,000	15,186,511
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
School District of Broward County (GO) (AG)
5.000%, 07/01/27	2,020	$2,111,962
School District of Broward County (COP) (AG) Series A
5.000%, 07/01/26	7,215	7,369,544
State of Florida (GO) Series A
5.000%, 06/01/26	2,860	2,920,513
5.000%, 07/01/26	1,060	1,084,649
5.000%, 07/01/27	2,040	2,139,131
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
5.000%, 07/01/26	2,123	2,172,537
5.000%, 07/01/27	504	528,227
Tampa Bay Water (RB)
5.000%, 10/01/26	1,635	1,681,803
TOTAL FLORIDA		73,296,346
GEORGIA — (0.2%)
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	2,500	2,529,052
Private Colleges & Universities Authority (RB)
5.000%, 10/01/25	295	295,999
TOTAL GEORGIA		2,825,051
HAWAII — (2.0%)
City & County of Honolulu (GO) Series A
5.000%, 07/01/26	85	86,932
5.000%, 11/01/26	1,080	1,113,315
City & County of Honolulu (GO) Series B
5.000%, 07/01/26	100	102,273
City & County of Honolulu (GO) Series D
5.000%, 08/01/25	2,000	2,000,000
City & County of Honolulu (GO) Series E
5.000%, 01/01/26	10,540	10,646,707
City & County of Honolulu (GO) Series F
5.000%, 01/01/26	5,125	5,176,885
County of Hawaii (GO) Series A
5.000%, 09/01/31	910	938,785

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
HAWAII — (Continued)
County of Kauai (GO)
5.000%, 08/01/25	480	$480,000
State of Hawaii (GO) Series EY
5.000%, 10/01/27	5,050	5,067,189
State of Hawaii (GO) Series FG
4.000%, 10/01/32	1,560	1,568,677
State of Hawaii (GO) Series FH
4.000%, 10/01/30	1,925	1,942,594
TOTAL HAWAII		29,123,357
IDAHO — (0.1%)
Boise State University (RB) Series A
5.000%, 04/01/26	440	447,052
5.000%, 04/01/27	410	426,428
Idaho Health Facilities Authority (RB) Series 2025A
5.000%, 03/01/26	525	531,855
5.000%, 03/01/27	240	248,819
TOTAL IDAHO		1,654,154
ILLINOIS — (2.3%)
Chicago Park District (GO) Series C
5.000%, 01/01/26	1,015	1,024,160
Chicago Transit Authority Sales Tax Receipts Fund (RB) Series A
5.000%, 12/01/25	445	448,455
Coles Christian Clark etc. Counties Community College District No. 517 Lake Land (GO) Series A
5.000%, 12/01/25	4,820	4,855,487
Cook & Will Counties Community College District No. 515 (GO) (BAM) Series B
5.000%, 12/01/26	225	231,619
Cook County School District No. 57 Mount Prospect (GO)
5.000%, 12/01/25	2,125	2,140,525
Cook County Township High School District No. 225 (GO)
5.000%, 12/01/25	2,795	2,816,141
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
County of Cook (GO) Series A
5.000%, 11/15/26	2,040	$2,098,517
DuPage County Forest Preserve District (GO)
5.000%, 11/01/25	2,140	2,151,726
5.000%, 11/01/26	280	287,996
Elmhurst Park District (GO)
5.000%, 12/15/25	735	741,230
5.000%, 12/15/26	220	227,116
5.000%, 12/15/27	220	232,311
Grundy Kendall & Will Counties Community High School District No. 111 Minooka (GO)
5.000%, 12/01/27	350	368,789
Illinois State Toll Highway Authority (RB) Series A
5.000%, 12/01/32	6,075	6,113,356
Metropolitan Water Reclamation District of Greater Chicago (GO) Series C
5.000%, 12/01/25	2,480	2,499,341
State of Illinois (GO) Series A
5.000%, 11/01/25	3,945	3,966,847
State of Illinois (GO) Series B
5.000%, 10/01/27	3,000	3,131,226
TOTAL ILLINOIS		33,334,842
INDIANA — (0.1%)
Indiana Municipal Power Agency (RB) (AG) Series A
5.000%, 01/01/26	1,475	1,489,358
Westfield-Washington Multi-School Building Corp. (RB) (BAM ST INTERCEPT) Series B
5.000%, 01/15/26	425	428,901
TOTAL INDIANA		1,918,259
IOWA — (0.1%)
State of Iowa Board of Regents (RB) Series 2025A
5.000%, 09/01/27	2,000	2,097,238
KANSAS — (1.2%)
City of Lawrence (GO) Series I
4.000%, 05/01/26	13,030	13,164,227

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
KANSAS — (Continued)
City of Olathe (GO) Series A
5.000%, 09/01/26	4,170	$4,269,948
TOTAL KANSAS		17,434,175
KENTUCKY — (0.6%)
Kentucky Municipal Power Agency (RB) (NPFG) Series A
5.000%, 09/01/31	510	518,524
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/26	1,080	1,099,855
Kentucky State Property & Building Commission (RB) Series A
5.000%, 10/01/25	2,625	2,635,356
Kentucky State Property & Building Commission (RB) Series B
5.000%, 08/01/25	995	995,000
Louisville & Jefferson County Metropolitan Sewer District (RB)
4.000%, 05/15/31	1,400	1,402,802
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/25	2,280	2,299,083
TOTAL KENTUCKY		8,950,620
LOUISIANA — (0.7%)
Ascension Parish School Board (GO)
5.000%, 03/01/26	75	76,036
Louisiana Public Facilities Authority (RB) Series 2025-A
5.000%, 05/15/27	140	145,269
State of Louisiana (GO) Series B
5.000%, 08/01/25	10,030	10,030,000
TOTAL LOUISIANA		10,251,305
MAINE — (0.2%)
Maine Turnpike Authority (RB)
5.000%, 07/01/26	910	930,743
5.000%, 07/01/27	1,765	1,849,074
TOTAL MAINE		2,779,817
	Face Amount	Value†
	(000)
MARYLAND — (2.7%)
County of Anne Arundel (GO)
5.000%, 10/01/32	1,690	$1,724,173
County of Anne Arundel (GO) Series B
5.000%, 10/01/26	2,350	2,419,192
County of Baltimore (GO)
5.000%, 07/01/26	1,235	1,263,719
5.000%, 08/01/26	3,790	3,796,961
County of Charles (GO)
5.000%, 10/01/25	610	612,479
5.000%, 10/01/26	1,095	1,126,856
County of Prince George's (GO) Series A
5.000%, 08/01/25	1,185	1,185,000
5.000%, 08/01/26	3,280	3,360,833
5.000%, 08/01/27	2,240	2,354,571
Maryland Health & Higher Educational Facilities Authority (RB) Series 2025A
5.000%, 07/01/26	665	678,940
5.000%, 07/01/27	355	370,347
State of Maryland (GO) Series A
5.000%, 08/01/25	4,305	4,305,000
State of Maryland (GO) Series B
5.000%, 08/01/26	1,200	1,231,014
5.000%, 08/01/28	15,000	16,130,851
TOTAL MARYLAND		40,559,936
MASSACHUSETTS — (3.5%)
City of Fall River (GO)
4.000%, 01/30/26	4,455	4,483,057
City of Peabody (GO)
4.000%, 07/10/26	5,385	5,449,442
City of Quincy (GO)
5.000%, 07/24/26	5,945	6,086,794
City of Revere (GO)
4.000%, 07/10/26	1,129	1,143,261
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/27	5,000	5,113,857
5.000%, 07/01/29	5,285	5,397,818
Commonwealth of Massachusetts (GO) Series I
5.000%, 12/01/31	1,375	1,411,475
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/26	365	371,959
5.000%, 07/01/27	320	331,841

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Town of Easton (GO)
4.000%, 03/05/26	1,764	$1,777,684
Town of Hingham (GO)
4.000%, 02/13/26	8,205	8,261,002
Town of Swampscott (GO)
4.000%, 03/05/26	1,416	1,427,747
Town of Westborough (GO)
4.000%, 03/27/26	5,500	5,546,488
Town of Winchester (GO)
4.000%, 07/17/26	2,082	2,111,726
Town of Winchester (GO) Series B
4.000%, 03/26/26	2,500	2,522,684
TOTAL MASSACHUSETTS		51,436,835
MICHIGAN — (1.2%)
Birmingham City School District (GO)
5.000%, 05/01/26	1,225	1,246,692
5.000%, 05/01/27	2,940	3,065,637
Central Michigan University (RB) Series A
5.000%, 10/01/25	905	908,448
Chippewa Valley Schools (GO) (Q-SBLF)
5.000%, 05/01/26	1,420	1,445,932
Farmington Public School District (GO)
5.000%, 05/01/26	735	748,015
5.000%, 05/01/27	1,400	1,457,868
Ferris State University (RB) (AG) Series A
5.000%, 10/01/27	340	358,035
Grandville Public Schools (GO) (AG)
5.000%, 05/01/26	540	549,562
5.000%, 05/01/27	580	603,974
Michigan State University (RB) Series A
5.000%, 08/15/25	1,455	1,456,339
Portage Public Schools (GO) (BAM)
6.000%, 11/01/25	1,115	1,124,255
6.000%, 11/01/26	465	485,128
6.000%, 11/01/27	220	236,732
South Lyon Community Schools (GO)
5.000%, 05/01/26	880	896,046
Warren Consolidated Schools (GO) (Q-SBLF) Series II
5.000%, 05/01/26	2,075	2,112,056
5.000%, 05/01/27	1,045	1,088,377
TOTAL MICHIGAN		17,783,096
	Face Amount	Value†
	(000)
MINNESOTA — (4.2%)
City of Minneapolis (GO)
5.000%, 12/01/25	5,035	$5,076,465
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	2,370	2,398,953
County of Hennepin (GO) Series B
5.000%, 12/01/25	3,235	3,261,098
County of Hennepin (GO) Series C
5.000%, 12/01/31	1,030	1,060,481
Metropolitan Council (GO) Series B
5.000%, 12/01/25	1,825	1,841,380
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/25	335	336,134
5.000%, 10/01/26	385	394,631
Minnesota Municipal Power Agency (RB)
5.000%, 10/01/28	145	145,536
Northfield Independent School District No. 659 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	1,295	1,310,367
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	1,750	1,771,554
State of Minnesota (GO) Series A
5.000%, 08/01/25	10,000	10,000,000
5.000%, 08/01/27	15,920	16,743,854
5.000%, 08/01/33	985	1,002,868
State of Minnesota (GO) Series B
5.000%, 08/01/25	12,675	12,675,000
4.000%, 08/01/32	3,420	3,421,695
Western Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/26	1,060	1,070,584
TOTAL MINNESOTA		62,510,600
MISSISSIPPI — (0.2%)
State of Mississippi (GO) Series B
5.000%, 12/01/28	1,015	1,045,381

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MISSISSIPPI — (Continued)
State of Mississippi (GO) Series F
¤ 4.000%, 11/01/34 (Pre-refunded @ $100, 11/1/25)	1,285	$1,289,871
TOTAL MISSISSIPPI		2,335,252
MISSOURI — (0.7%)
Curators of the University of Missouri (RB)
5.000%, 11/01/25	8,000	8,047,072
St. Charles County School District No. R-IV Wentzville (GO)
4.000%, 03/01/29	1,635	1,647,653
TOTAL MISSOURI		9,694,725
NEBRASKA — (0.2%)
County of Sarpy (GO)
5.000%, 06/01/26	1,115	1,138,405
Nebraska State Colleges Facilities Corp. (RB) (AG) Series B
5.000%, 07/15/26	645	658,012
Omaha Public Power District (RB) Series A
5.000%, 02/01/31	1,020	1,031,055
TOTAL NEBRASKA		2,827,472
NEVADA — (0.7%)
Clark County School District (GO) Series A
5.000%, 06/15/26	1,280	1,306,079
Clark County School District (GO) Series B
5.000%, 06/15/26	1,915	1,954,016
Clark County Water Reclamation District (GO)
4.000%, 07/01/33	1,990	1,998,256
County of Clark (GO)
5.000%, 12/01/25	1,850	1,864,944
State of Nevada Highway Improvement Revenue (RB) Series A
5.000%, 12/01/25	3,140	3,166,387
TOTAL NEVADA		10,289,682
NEW HAMPSHIRE — (0.2%)
City of Nashua (GO)
5.000%, 10/01/25	3,005	3,017,212
	Face Amount	Value†
	(000)
NEW JERSEY — (8.1%)
City of Hoboken (GO) Series A
4.000%, 03/10/26	8,040	$8,104,863
City of Jersey City (GO) Series D
4.500%, 10/22/25	4,525	4,541,572
City of Plainfield (GO)
4.000%, 08/07/25	6,000	6,001,320
City of Summit (GO)
4.000%, 07/16/26	1,465	1,484,598
County of Hudson (GO)
4.000%, 02/26/26	15,035	15,147,436
County of Mercer (GO) Series A
4.000%, 03/31/26	5,200	5,244,879
County of Union (GO)
4.000%, 06/12/26	15,000	15,177,741
Essex County Improvement Authority (RN)
5.000%, 03/17/26	1,785	1,811,264
Hudson County Improvement Authority (RN) Series A
4.000%, 03/12/26	957	964,025
Hudson County Improvement Authority (RN) Series B
4.000%, 06/24/26	630	637,035
Monmouth County Improvement Authority (RN)
4.000%, 03/13/26	4,630	4,665,574
New Jersey Educational Facilities Authority (RB) Series A
5.000%, 08/01/25	3,370	3,370,000
New Jersey Educational Facilities Authority (RB) (AG) Series A
5.000%, 07/01/26	705	720,424
New Jersey Transportation Trust Fund Authority (RB) Series BB1
5.000%, 06/15/32	1,310	1,382,351
Princeton (GO)
4.000%, 02/19/26	10,060	10,133,696
Township of East Brunswick (GO)
4.000%, 07/14/26	7,000	7,086,481
Township of Lakewood (GO)
4.000%, 12/18/25	4,430	4,450,844

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
Township of Livingston (GO)
4.000%, 12/05/25	10,500	$10,543,899
Township of Parsippany-Troy Hills (GO)
4.000%, 10/29/25	10,000	10,028,947
Township of South Brunswick (GO) Series A
4.000%, 10/21/25	2,500	2,506,454
Township of Woodbridge (GO)
4.000%, 03/13/26	5,905	5,952,213
TOTAL NEW JERSEY		119,955,616
NEW MEXICO — (1.1%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series B
5.000%, 08/01/26	455	465,580
Central New Mexico Community College (GO)
5.000%, 08/15/26	2,400	2,461,763
5.000%, 08/15/27	10,290	10,805,714
City of Albuquerque (GO) Series A
5.000%, 07/01/26	1,000	1,022,549
State of New Mexico (GO)
5.000%, 03/01/26	1,500	1,522,125
TOTAL NEW MEXICO		16,277,731
NEW YORK — (9.8%)
Amherst Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/05/26	3,000	3,042,525
Bath Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	2,000	2,018,900
City of New York (GO) Series A
5.000%, 08/01/25	930	930,000
City of New York (GO) Series A-1
4.000%, 08/01/32	1,690	1,694,903
City of New York (GO) Series B-1
5.000%, 12/01/31	1,135	1,164,580
5.000%, 12/01/34	1,220	1,243,444
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series C
5.000%, 08/01/25	5,000	$5,000,000
5.000%, 08/01/26	1,380	1,415,390
City of New York (GO) Series E
5.000%, 08/01/25	3,305	3,305,000
5.000%, 08/01/32	785	799,579
City of New York (GO) Series E-5
2.750%, 03/01/48	10,825	10,825,000
City of New York (GO) Series F-5
2.800%, 06/01/44	9,150	9,150,000
City of New York (GO) Series F-6
2.750%, 06/01/44	4,320	4,320,000
City of Oneida (GO)
4.000%, 03/27/26	4,500	4,538,620
City of Rochester (GO) Series I
4.000%, 02/26/26	3,000	3,022,603
Connetquot Central School District of Islip (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	5,000	5,062,178
Corning City School District (GO) Series A
4.000%, 06/18/26	3,180	3,221,497
East Greenbush Central School District (GO) (ST AID WITHHLDG)
3.500%, 12/11/25	2,190	2,196,235
Honeoye Falls-Lima Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/26	2,000	2,021,185
Kingston City School District (GO) (ST AID WITHHLDG)
4.000%, 06/30/26	1,055	1,067,388
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/28	6,375	6,407,289
5.000%, 11/15/34	770	770,877
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/25	305	307,223
5.000%, 11/15/26	245	252,911

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/26	885	$907,430
New Hartford Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	2,000	2,022,472
New York Convention Center Development Corp. (RB)
5.000%, 11/15/25	2,000	2,011,022
New York State Dormitory Authority (RB)
5.000%, 07/01/26	485	495,477
5.000%, 07/01/27	195	203,430
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/30	1,310	1,343,260
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/35	3,510	3,563,270
North Syracuse Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 07/31/26	5,000	5,062,791
Port Authority of New York & New Jersey (RB) Series 194
5.000%, 10/15/33	1,635	1,639,325
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	780	783,856
Scotia-Glenville Central School District (GO) (ST AID WITHHLDG)
4.000%, 07/31/26	4,000	4,052,058
South Orangetown Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/05/26	5,500	5,573,072
Town of Amherst (GO)
4.000%, 10/30/25	5,590	5,607,074
Town of East Hampton (GO) Series A
4.000%, 08/15/25	5,000	5,002,529
Town of Monroe (GO)
4.000%, 08/01/25	3,000	3,000,000
Town of North Hempstead (GO) Series A
4.000%, 03/20/26	5,000	5,042,234
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Town of North Hempstead (GO) Series B
4.000%, 09/19/25	14,300	$14,326,714
Town of Salina (GO) Series A
4.000%, 06/05/26	5,000	5,054,091
Town of Webster (GO) Series A
4.000%, 08/26/25	1,100	1,100,924
Triborough Bridge & Tunnel Authority (RB) Series A-2
5.000%, 11/15/25	725	730,327
5.000%, 11/15/26	825	852,707
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/29	2,135	2,226,426
TOTAL NEW YORK		144,377,816
NORTH CAROLINA — (1.8%)
Charlotte-Mecklenburg Hospital Authority (RB) Series B
2.850%, 01/15/38	3,525	3,525,000
Charlotte-Mecklenburg Hospital Authority (RB) Series C
2.850%, 01/15/37	1,765	1,765,000
Charlotte-Mecklenburg Hospital Authority (RB) Series G
2.850%, 01/15/48	11,270	11,270,000
Charlotte-Mecklenburg Hospital Authority (RB) Series H
2.850%, 01/15/48	1,190	1,190,000
County of Brunswick (GO)
5.000%, 08/01/25	2,000	2,000,000
County of Cabarrus (RB) Series B
5.000%, 08/01/25	895	895,000
County of Union (GO) Series B
5.000%, 09/01/26	3,460	3,556,094
North Carolina Capital Facilities Finance Agency (RB) Series B
¤ 5.000%, 10/01/55 (Pre-refunded @ $100, 10/1/25)	675	677,628

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina Medical Care Commission (RB) Series A
5.000%, 06/01/26	1,910	$1,947,225
TOTAL NORTH CAROLINA		26,825,947
OHIO — (2.1%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/26	1,790	1,812,727
City of Cincinnati (GO) Series A
5.000%, 12/01/25	3,220	3,246,518
City of Cincinnati (GO) Series B
5.000%, 12/01/25	1,830	1,845,071
City of Cleveland (GO) Series A
5.000%, 12/01/25	3,140	3,164,804
City of Cleveland Airport System Revenue (RB) Series A
5.000%, 01/01/26	1,390	1,403,240
5.000%, 01/01/27	1,220	1,260,069
City of Columbus (GO) Series A
5.000%, 08/15/25	1,850	1,851,659
City of Hamilton (GO)
4.000%, 12/17/25	535	537,087
Cleveland State University (RB) (BAM) Series C
5.000%, 06/01/26	575	585,728
5.000%, 06/01/27	485	504,596
County of Allen Hospital Facilities Revenue (RB) Series A
5.000%, 12/01/26	1,315	1,354,911
Ohio Higher Educational Facility Commission (RB)
2.750%, 01/01/43	6,860	6,860,000
Ohio State University (RB) Series A
5.000%, 12/01/25	1,065	1,073,449
5.000%, 12/01/26	465	480,228
State of Ohio (GO) Series A
5.000%, 05/01/32	920	951,521
University of Akron (RB) Series A
4.000%, 01/01/28	3,245	3,331,328
TOTAL OHIO		30,262,936
	Face Amount	Value†
	(000)
OKLAHOMA — (0.2%)
Cleveland County Independent School District No. 29 Norman (GO)
4.000%, 03/01/27	1,900	$1,942,622
Oklahoma County Independent School District No. 12 Edmond (GO)
3.000%, 03/01/26	1,605	1,608,075
TOTAL OKLAHOMA		3,550,697
OREGON — (1.6%)
County of Washington (GO)
5.000%, 06/01/26	5,110	5,219,537
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	955	975,635
¤ 5.000%, 06/15/36 (Pre-refunded @ $100, 6/15/26)	935	955,203
Multnomah County School District No. 1J Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/29	9,480	9,491,462
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/26	435	444,317
State of Oregon (GO) Series J
2.800%, 06/01/39	2,875	2,875,000
State of Oregon (GO) Series M
2.800%, 12/01/44	4,000	4,000,000
TOTAL OREGON		23,961,154
PENNSYLVANIA — (1.8%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 07/15/26	1,650	1,683,286
City of Philadelphia (GO) Series A
5.000%, 08/01/25	9,800	9,800,000
City of Philadelphia (GO) Series B
5.000%, 02/01/26	890	900,873

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Commonwealth of Pennsylvania (GO) Series 1ST
5.000%, 02/01/27	4,625	$4,678,912
Commonwealth of Pennsylvania (GO) (AG) Series D
4.000%, 08/15/30	5,500	5,508,145
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
4.000%, 09/01/27	2,330	2,332,978
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/31	625	635,331
Pennsylvania Turnpike Commission (RB) Series C
5.000%, 12/01/25	1,075	1,083,456
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/27	205	214,621
TOTAL PENNSYLVANIA		26,837,602
RHODE ISLAND — (0.5%)
City of Cranston (GO) Series 1
4.500%, 08/20/25	6,000	6,005,400
State of Rhode Island (GO) Series C
5.000%, 08/01/26	1,600	1,639,431
TOTAL RHODE ISLAND		7,644,831
SOUTH CAROLINA — (2.6%)
Anderson County School District No. 4 (GO)
5.000%, 08/28/25	3,000	3,005,155
Beaufort County School District (GO) Series A
5.000%, 03/02/26	10,020	10,163,230
Beaufort County School District (GO) Series B
5.000%, 03/01/27	5,500	5,716,020
Charleston County School District (GO) Series A
5.000%, 02/01/26	3,750	3,801,067
5.000%, 02/01/27	1,375	1,426,993
Orangeburg County School District (GO)
5.000%, 08/13/25	2,185	2,186,603
5.000%, 08/13/26	4,000	4,093,312
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/30	1,010	$1,011,173
York County School District No. 1 (GO)
4.000%, 07/30/26	7,000	7,098,251
TOTAL SOUTH CAROLINA		38,501,804
TENNESSEE — (1.6%)
City of Memphis (GO) Series A
5.000%, 10/01/25	940	943,772
5.000%, 04/01/26	1,170	1,189,376
5.000%, 04/01/27	1,390	1,448,405
County of Hamilton (GO) Series A
5.000%, 08/01/25	6,970	6,970,000
County of Rutherford (GO) Series A
5.000%, 04/01/26	1,960	1,992,721
County of Rutherford (GO) Series B
5.000%, 04/01/26	2,975	3,024,665
5.000%, 04/01/27	1,405	1,462,628
County of Williamson (GO)
5.000%, 04/01/26	1,710	1,738,661
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	185	187,563
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	3,000	3,063,562
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/26	650	664,817
5.000%, 07/01/27	320	335,366
TOTAL TENNESSEE		23,021,536
TEXAS — (16.6%)
Alamo Community College District (GO)
5.000%, 02/15/26	440	445,879
Allen Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	595	602,725

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,350	$1,367,091
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	995	1,009,153
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/27	2,120	2,224,747
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/25	3,320	3,323,056
5.000%, 08/15/26	7,240	7,427,582
5.000%, 08/15/27	10,720	11,254,379
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/27	2,285	2,398,905
Carrizo Springs Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,580	1,581,394
City of Allen (GO)
5.000%, 08/15/25	950	950,800
City of Austin (GO)
5.000%, 09/01/25	3,370	3,376,636
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/32	480	490,098
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/31	860	880,568
City of Bryan Electric System Revenue (RB) (AG)
5.000%, 07/01/26	860	878,446
City of Carrollton (GO)
5.000%, 08/15/26	1,800	1,845,387
City of Conroe (GO) Series C
5.000%, 11/15/25	1,100	1,107,194
City of Corpus Christi Utility System Revenue (RB) (AG)
5.000%, 07/15/26	725	741,375
City of Dallas (GO)
5.000%, 02/15/26	1,270	1,286,010
City of Dallas (GO) Series A
5.000%, 08/15/25	3,155	3,157,758
5.000%, 02/15/26	3,130	3,169,458
	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 02/15/27	3,580	$3,711,347
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/26	1,190	1,225,360
City of El Paso (GO)
5.000%, 08/15/25	495	495,429
5.000%, 08/15/26	895	916,574
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	460	466,230
5.000%, 03/01/27	265	274,918
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/26	1,170	1,185,822
City of Frisco (GO)
5.000%, 02/15/26	2,515	2,548,634
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/26	300	307,315
5.000%, 08/15/27	355	371,852
City of Greenville (GO) (BAM)
4.000%, 02/15/27	1,770	1,804,634
City of Irving (GO)
5.000%, 09/15/27	2,670	2,808,272
City of Lubbock Water & Wastewater System (RB)
5.000%, 02/15/27	210	218,416
City of McKinney (GO)
5.000%, 08/15/25	3,120	3,122,864
5.000%, 08/15/26	1,225	1,256,016
City of Pearland (GO)
5.000%, 03/01/26	660	667,959
5.000%, 03/01/27	1,600	1,655,644
City of Pearland (GO) Series A
5.000%, 03/01/27	875	904,902
City of Plano (GO)
5.000%, 09/01/25	2,160	2,164,640
5.000%, 09/01/26	2,445	2,508,482
5.000%, 09/01/27	1,310	1,376,111
City of San Antonio (GO)
5.000%, 02/01/26	5,355	5,421,843
5.000%, 02/01/27	1,600	1,659,137
City of San Antonio Electric & Gas Systems Revenue (RB)
4.000%, 02/01/28	1,255	1,269,696
City of Temple (GO)
5.000%, 08/01/26	850	870,465
5.000%, 08/01/27	490	513,134

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Temple (GO) Series A
5.000%, 08/01/25	285	$285,000
5.000%, 08/01/26	135	138,250
City of Temple (GO) Series B
5.000%, 08/01/25	175	175,000
5.000%, 08/01/26	260	266,260
City of Temple Utility System Revenue (RB)
5.000%, 08/01/26	305	312,343
5.000%, 08/01/27	265	277,882
Clear Lake City Water Authority (GO)
5.000%, 03/01/26	260	263,385
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/25	440	440,364
Comal Independent School District (GO) (PSF-GTD)
5.000%, 02/01/30	7,525	7,609,454
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	335	339,530
County of Collin (GO)
5.000%, 02/15/26	2,500	2,532,950
County of Denton (GO)
5.000%, 07/15/26	600	614,010
5.000%, 07/15/27	185	193,861
County of Ector (GO)
5.000%, 02/15/26	885	896,109
County of Harris (GO)
5.000%, 09/15/26	1,105	1,137,080
County of Harris (GO) Series A
5.000%, 09/15/25	2,250	2,256,830
5.000%, 10/01/25	4,225	4,242,479
5.000%, 09/15/26	845	869,532
5.000%, 10/01/30	2,060	2,066,202
County of Hidalgo (GO)
5.000%, 08/15/26	1,010	1,032,739
County of Midland (GO)
5.000%, 02/15/26	2,295	2,324,055
County of Montgomery (GO)
5.000%, 03/01/31	12,255	12,398,789
County of Travis (GO)
5.000%, 03/01/27	6,350	6,606,777
County of Williamson (GO)
5.000%, 02/15/26	1,310	1,327,503
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Crockett County Consolidated Common School District No. 1 (GO) (PSF-GTD)
5.000%, 08/15/26	1,495	$1,531,765
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,920	1,935,159
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	2,660	2,681,002
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	605	612,594
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/25	2,110	2,122,148
Dallas Fort Worth International Airport (RB) Series B
5.000%, 11/01/25	1,770	1,780,191
Dallas Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/26	430	435,768
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	8,835	8,842,828
Denton Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	1,500	1,573,037
DeSoto Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	940	963,165
5.000%, 08/15/27	750	786,023
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	495	514,533
El Paso County Hospital District (GO) (AG)
5.000%, 02/15/26	905	916,187
5.000%, 02/15/27	590	609,088
Forney Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	500	512,230
5.000%, 08/15/27	165	172,798

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/26	1,105	$1,133,207
Grapevine-Colleyville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	3,670	3,760,714
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/27	800	830,533
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	890	924,983
Humble Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,500	1,520,284
5.000%, 02/15/27	2,500	2,596,339
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	175	175,000
Irving Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	805	853,411
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,600	1,621,636
5.000%, 02/15/27	1,500	1,555,726
Lamar Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	335	339,422
Lancaster Independent School District (GO) (BAM) Series B
5.000%, 02/15/26	1,545	1,564,061
5.000%, 02/15/27	425	440,071
Leander Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	930	942,426
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	3,095	3,097,853
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	2,025	2,077,533
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Lower Colorado River Authority (RB)
5.000%, 05/15/26	2,770	$2,819,777
Lower Colorado River Authority (RB) (AG)
5.000%, 05/15/27	500	521,340
Marble Falls Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,700	1,722,584
5.000%, 02/15/27	1,100	1,140,173
Mesquite Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	1,205	1,235,278
5.000%, 08/15/27	1,500	1,573,371
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,595	1,616,999
Midway Independent School District/McLennan County (GO) (PSF-GTD)
5.000%, 08/01/25	2,135	2,135,000
New Caney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	400	405,193
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System (RB)
5.000%, 06/01/26	1,095	1,117,009
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/31	2,075	2,119,324
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/31	2,565	2,585,811
5.000%, 01/01/33	6,990	7,159,555
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/29	4,500	4,591,621
Seguin Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/26	800	820,421
5.000%, 08/15/27	550	576,668
Spring Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	1,750	1,793,331
5.000%, 08/15/27	1,500	1,572,392

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Spring Independent School District (GO) Series B
5.000%, 08/15/26	805	$825,633
State of Texas (GO) Series A
5.000%, 10/01/31	3,075	3,215,326
State of Texas (GO) Series B
5.000%, 10/01/31	2,675	2,797,072
Stephen F Austin State University (RB)
5.000%, 10/15/29	310	317,956
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/27	295	311,119
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/26	435	443,482
Texas Department of Transportation State Highway Fund (RB) Series A
5.000%, 10/01/25	1,220	1,224,958
Texas Tech University System (RB) Series A
5.000%, 02/15/26	2,245	2,273,988
5.000%, 02/15/27	490	508,406
Timber Lane Utility District (GO) (AG) Series A
4.000%, 08/01/25	555	555,000
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	240	242,840
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/26	410	419,585
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	250	250,226
5.000%, 08/15/26	100	102,542
Weatherford Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	625	633,115
West Travis County Public Utility Agency (RB) (AG)
6.500%, 08/15/25	675	675,922
6.500%, 08/15/26	280	290,576
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/25	220	$220,198
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/25)	4,740	4,744,455
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/25)	2,345	2,347,204
TOTAL TEXAS		245,177,886
UTAH — (0.1%)
Utah Transit Authority (RB)
5.000%, 12/15/26	765	791,214
VIRGINIA — (0.9%)
City of Norfolk Water Revenue (RB)
5.000%, 11/01/25	7,495	7,540,618
County of Chesterfield (GO) (ST AID WITHHLDG) Series B
5.000%, 01/01/26	2,215	2,239,713
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/25	2,185	2,190,320
5.000%, 10/01/26	1,035	1,064,748
County of Loudoun (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/25	525	529,218
TOTAL VIRGINIA		13,564,617
WASHINGTON — (9.2%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	6,075	6,113,802
¤ 4.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	12,070	12,117,277
¤ 5.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	7,390	7,437,201
City of Seattle (GO)
5.000%, 06/01/26	13,160	13,437,697
4.000%, 12/01/32	1,360	1,360,339

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 05/01/26	1,035	$1,054,908
5.000%, 05/01/27	565	590,266
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/26	4,515	4,575,426
5.000%, 02/01/27	430	446,087
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/26	690	712,718
County of King (GO)
5.000%, 12/01/25	4,145	4,178,901
County of King (GO) Series A
5.000%, 12/01/25	2,560	2,580,938
4.000%, 01/01/26	500	503,088
County of King (GO) Series B
5.000%, 12/01/25	4,995	5,035,854
County of King Sewer Revenue (RB) Series A
5.000%, 01/01/26	310	313,061
Energy Northwest (RB)
5.000%, 07/01/26	525	525,617
Energy Northwest (RB) Series A
5.000%, 07/01/27	7,435	7,584,098
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series B
5.000%, 01/01/26	380	383,784
Grays Harbor County Public Utility District No. 1 (RB) (AG)
5.000%, 01/01/26	210	212,003
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/25	1,520	1,532,279
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/25	1,110	1,116,957
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
3.500%, 12/01/25	750	751,731
5.000%, 12/01/26	1,065	1,073,578
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
5.000%, 12/01/27	1,810	$1,915,181
King County School District No. 414 Lake Washington (GO)
5.000%, 12/01/25	940	948,036
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/25)	2,280	2,299,534
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	1,025	1,033,005
Snohomish County Public Utility District No. 1 Electric System Revenue (RB) Series A
5.000%, 12/01/26	355	366,925
5.000%, 12/01/27	370	391,501
Snohomish County School District No. 103 Monroe (GO) (SCH BD GTY)
5.000%, 12/01/26	300	309,797
5.000%, 12/01/27	265	280,090
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY)
5.000%, 12/01/25	2,615	2,637,091
State of Washington (GO) Series A
5.000%, 08/01/25	5,570	5,570,000
State of Washington (GO) Series B
5.000%, 07/01/29	745	751,997
5.000%, 08/01/29	1,035	1,057,930
5.000%, 07/01/30	1,060	1,069,646
5.000%, 07/01/31	7,605	7,670,736
State of Washington (GO) Series R-2017A
5.000%, 08/01/26	1,070	1,097,118
5.000%, 08/01/28	3,190	3,263,216
5.000%, 08/01/29	5,755	5,883,072
5.000%, 08/01/31	1,350	1,377,766
State of Washington (GO) Series R-2024C
5.000%, 08/01/25	5,320	5,320,000
State of Washington (GO) Series R-2025A
4.000%, 07/01/26	5,120	5,192,473
State of Washington (GO) Series R-2025E
5.000%, 08/01/28	3,820	4,097,532

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (COP) Series A
5.000%, 01/01/26	6,660	$6,724,831
Washington Health Care Facilities Authority (RB) Series A
5.000%, 03/01/26	790	800,546
5.000%, 03/01/27	880	912,335
Washington Health Care Facilities Authority (RB) Series A-1
5.000%, 08/01/27	595	619,151
Washington Health Care Facilities Authority (RB) Series A-2
5.000%, 08/01/26	370	377,459
TOTAL WASHINGTON		135,604,578
WISCONSIN — (2.7%)
City of Kenosha (GO)
4.000%, 09/01/25	825	825,895
City of Madison (GO) Series B
5.000%, 10/01/25	3,545	3,559,407
5.000%, 10/01/26	6,875	7,079,030
City of Milwaukee (GO) Series N-4
5.000%, 04/01/27	1,060	1,098,717
City of Milwaukee (GO) (BAM) Series N-5
5.000%, 12/01/25	1,985	1,999,681
City of Racine (GO)
4.500%, 03/15/27	1,810	1,827,984
County of Pierce (GO) Series A
5.000%, 03/01/26	1,060	1,075,263
Green Bay Area Public School District (GO)
4.000%, 04/01/26	500	504,765
5.000%, 04/01/27	3,555	3,700,221
Madison Metropolitan School District (GO) Series A
5.000%, 03/01/27	820	853,117
Oak Creek-Franklin Joint School District (GO) Series A
4.000%, 10/01/25	3,905	3,914,903
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
4.000%, 04/01/26	5,725	$5,783,366
Onalaska School District (GO)
5.000%, 04/01/26	4,785	4,860,090
Portage Community School District (GO)
5.000%, 03/01/26	100	101,341
Public Finance Authority (RB) Series A
5.000%, 07/01/26	1,295	1,320,843
Sheboygan Area School District (GO)
5.000%, 03/01/26	595	603,429
Sparta Area School District (GO) (AG)
5.000%, 03/01/26	550	557,566
State of Wisconsin (GO) Series 2
5.000%, 11/01/26	660	681,407
TOTAL WISCONSIN		40,347,025
TOTAL MUNICIPAL BONDS (Cost $1,445,347,908)		1,447,949,387
COMMERCIAL PAPER — (1.9%)
California Statewide Communities Development Authority
2.970%, 08/14/25	15,000	15,001,629
2.800%, 11/04/25	5,150	5,149,933
County of Maricopa
3.000%, 09/18/25	3,316	3,316,391
2.900%, 11/05/25	4,500	4,499,348
TOTAL COMMERCIAL PAPER (Cost $27,966,000)		27,967,301
TOTAL INVESTMENTS — (100.0%)
(Cost $1,473,313,908)^^		$1,475,916,688

DFA Short-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,447,949,387	—	$1,447,949,387
Commercial Paper	—	27,967,301	—	27,967,301
Total Investments in Securities	—	$1,475,916,688	—	$1,475,916,688

DFA Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.3%)
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/29	590	$634,992
5.000%, 03/01/30	810	884,231
4.000%, 03/01/33	1,250	1,266,781
Mobile County Board of School Commissioners (ST) (BAM) Series B
5.000%, 03/01/28	660	697,714
TOTAL ALABAMA		3,483,718
ALASKA — (0.0%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	300	313,633
ARIZONA — (0.8%)
City of Glendale Water & Sewer Revenue (RB)
5.000%, 07/01/43	800	828,804
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	1,255	1,261,453
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,905	1,989,641
Glendale Union High School District No. 205 (GO) (AG) Series B
5.000%, 07/01/28	250	266,890
5.000%, 07/01/29	510	554,763
Maricopa County Union High School District No. 210-Phoenix (GO)
5.000%, 07/01/36	2,450	2,513,933
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/27	3,040	3,185,577
TOTAL ARIZONA		10,601,061
ARKANSAS — (0.2%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/30	2,145	2,259,436
	Face Amount	Value†
	(000)
ARKANSAS — (Continued)
County of Pulaski (RB)
5.000%, 03/01/37	520	$551,928
TOTAL ARKANSAS		2,811,364
CALIFORNIA — (3.4%)
California State Public Works Board (RB) Series D
5.000%, 11/01/41	4,000	4,218,158
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	1,200	1,218,490
Los Angeles Unified School District (GO)
5.000%, 07/01/43	900	939,317
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	815,205
State of California (GO)
5.000%, 08/01/25	765	765,000
5.000%, 08/01/26	2,250	2,308,404
3.500%, 08/01/27	800	816,057
5.000%, 11/01/27	5,610	5,935,350
5.000%, 04/01/29	2,000	2,184,896
5.000%, 08/01/30	2,300	2,355,358
5.000%, 10/01/31	1,885	2,130,689
4.000%, 08/01/35	625	625,125
5.000%, 08/01/35	4,590	4,618,448
4.000%, 09/01/35	4,495	4,495,298
5.000%, 10/01/35	1,785	1,803,203
4.000%, 10/01/36	2,410	2,410,614
5.000%, 10/01/41	1,250	1,299,274
University of California (RB) Series AY
4.000%, 05/15/35	1,515	1,515,710
Ventura County Community College District (GO)
4.000%, 08/01/32	5,000	5,000,951
TOTAL CALIFORNIA		45,455,547
COLORADO — (0.8%)
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.250%, 12/15/44	970	1,023,655

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/26)	815	$842,894
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG)
5.000%, 12/01/35	4,290	4,294,924
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/37	400	434,633
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	1,000	1,072,060
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/34	40	41,539
Denver Health & Hospital Authority (COP)
5.000%, 12/01/29	325	341,928
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/34	1,215	1,264,879
Weld County School District No. RE-7 Platte Valley (GO) (ST AID WITHHLDG)
5.000%, 12/01/38	1,590	1,735,475
TOTAL COLORADO		11,051,987
CONNECTICUT — (1.0%)
City of Bristol (GO)
5.000%, 03/15/29	830	904,355
City of Meriden (GO) Series A
4.000%, 01/15/43	560	537,496
City of New Haven (GO) Series A
5.000%, 08/01/28	1,000	1,061,957
5.000%, 08/01/29	1,000	1,079,527
City of Waterbury (GO)
5.000%, 08/01/29	625	683,607
State of Connecticut (GO) Series A
4.000%, 01/15/34	7,015	7,264,446
	Face Amount	Value†
	(000)
CONNECTICUT — (Continued)
State of Connecticut (GO) Series E
5.000%, 10/15/29	715	$735,102
University of Connecticut (RB) Series A
5.000%, 04/15/27	945	984,351
TOTAL CONNECTICUT		13,250,841
DISTRICT OF COLUMBIA — (0.7%)
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/27	8,345	8,721,718
FLORIDA — (5.9%)
Alachua County School Board (COP) (AG)
5.000%, 07/01/29	5,230	5,678,888
Bay County School Board (COP) Series A
5.000%, 07/01/28	565	602,022
Central Florida Expressway Authority (RB) (AG)
4.000%, 07/01/34	2,075	2,134,901
4.000%, 07/01/35	1,750	1,786,530
Central Florida Expressway Authority (RB) Series B
4.000%, 07/01/30	1,500	1,510,997
¤ 4.000%, 07/01/35 (Pre-refunded @ $100, 7/1/26)	1,100	1,114,656
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	880	964,822
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/38	240	257,235
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	280	300,107
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/28	1,200	1,291,911
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/27	605	637,367
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/36	2,225	2,234,301
4.000%, 09/01/38	5,000	4,908,828

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/27	1,010	$1,050,337
County of Miami-Dade (GO) Series A
5.000%, 07/01/29	3,230	3,527,349
County of Miami-Dade Aviation Revenue (RB) Series A
4.000%, 10/01/34	2,510	2,538,755
County of Miami-Dade Aviation Revenue (RB) Series B
5.000%, 10/01/27	250	263,110
Duval County Public Schools (COP) (AG) Series A
5.000%, 07/01/29	1,485	1,615,918
Florida Development Finance Corp. (RB)
5.000%, 11/15/28	1,345	1,434,870
5.000%, 11/15/29	1,075	1,163,282
5.000%, 11/15/30	1,220	1,332,262
Hillsborough County School Board (COP)
5.000%, 07/01/29	1,810	1,958,343
Miami-Dade County Health Facilities Authority (RB) Series A
5.000%, 08/01/26	500	509,484
Okaloosa County School Board (COP) Series A
5.000%, 10/01/29	1,090	1,187,179
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/29	695	756,105
Orlando Utilities Commission (RB) Series 2018-A
5.000%, 10/01/38	3,000	3,062,768
Orlando Utilities Commission (RB) Series A
5.000%, 10/01/36	440	485,013
5.000%, 10/01/43	335	348,125
5.000%, 10/01/44	905	930,560
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	105	107,090
Pasco County School Board (COP) (AG) Series A
5.000%, 08/01/36	1,985	2,112,712
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
5.000%, 08/01/37	3,000	$3,165,410
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	2,037,975
School Board of Miami-Dade County (GO) (BAM) Series A
5.000%, 03/15/39	1,000	1,051,761
School Board of Miami-Dade County (COP) Series D
5.000%, 02/01/26	165	166,802
School District of Broward County (COP) Series A
5.000%, 07/01/27	685	714,222
School District of Broward County (COP) Series B
5.000%, 07/01/28	1,020	1,061,977
5.000%, 07/01/35	6,010	6,545,430
State of Florida (GO) Series A
5.000%, 06/01/27	6,580	6,886,833
4.000%, 07/01/37	1,950	1,950,837
State of Florida (GO) Series C
5.000%, 06/01/27	2,075	2,171,760
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
4.000%, 07/01/35	1,000	1,004,579
4.000%, 07/01/36	1,000	1,003,145
State of Florida Department of Transportation Turnpike System Revenue (RB) Series D
4.000%, 07/01/44	2,283	2,071,286
TOTAL FLORIDA		77,637,844
GEORGIA — (1.3%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	2,000	2,016,269
Development Authority for Fulton County (RB) Series A
5.000%, 07/01/28	740	753,957
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	2,000	2,000,000

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
Paulding County Hospital Authority (RB) Series A
5.000%, 04/01/29	250	$268,902
Private Colleges & Universities Authority (RB)
5.000%, 10/01/28	130	138,041
5.000%, 10/01/29	265	285,598
5.000%, 10/01/30	285	309,545
State of Georgia (GO) Series A
5.000%, 07/01/27	6,090	6,389,447
State of Georgia (GO) Series C
4.000%, 07/01/29	1,150	1,215,487
State of Georgia (GO) Series C-1
5.000%, 07/01/26	4,210	4,312,155
TOTAL GEORGIA		17,689,401
HAWAII — (1.2%)
City & County of Honolulu (GO) Series A
5.000%, 10/01/37	770	772,932
City & County of Honolulu (GO) Series B
5.000%, 10/01/25	925	928,522
County of Hawaii (GO)
5.000%, 09/01/44	190	197,021
County of Hawaii (GO) Series A
5.000%, 09/01/37	1,500	1,526,699
State of Hawaii (GO) Series FH
5.000%, 10/01/25	1,640	1,646,609
State of Hawaii (GO) Series FT
5.000%, 01/01/27	10,060	10,420,332
TOTAL HAWAII		15,492,115
IDAHO — (0.0%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/28	290	305,606
ILLINOIS — (3.7%)
Chicago O'Hare International Airport (RB) (AG) Series A
4.000%, 01/01/39	5,000	4,831,763
Chicago O'Hare International Airport (RB) Series D
5.250%, 01/01/36	170	173,111
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Chicago Park District (GO) Series A
5.000%, 01/01/36	70	$74,518
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	3,125	3,293,465
Chicago Transit Authority Sales Tax Receipts Fund (RB) Series A
5.000%, 12/01/41	4,655	4,787,351
Cook County Community Consolidated School District No. 15 Palatine (GO) Series B
5.000%, 06/15/36	1,000	1,068,977
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,180	1,189,123
Cook County School District No. 78 Rosemont (GO) (AG)
5.000%, 12/01/34	1,000	1,062,394
County of Cook Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	2,110	1,953,424
County of Cook Sales Tax Revenue (RB) Series B
5.000%, 11/15/29	300	326,010
Illinois Finance Authority (RB) Series A
5.000%, 08/15/29	3,500	3,785,719
5.000%, 08/15/34	2,390	2,569,066
5.000%, 08/15/35	2,220	2,363,016
5.000%, 08/15/40	455	467,724
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	5,260	5,410,277
¤ 4.000%, 02/15/33 (Pre-refunded @ $100, 2/15/27)	2,060	2,103,553
4.000%, 02/15/33	850	853,655
Illinois State Toll Highway Authority (RB) Series A
5.000%, 12/01/31	1,000	1,006,798
4.000%, 01/01/39	930	876,565
Lake County Community Consolidated School District No. 34 Antioch (GO) Series B
5.250%, 01/01/44	1,270	1,308,105

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Sangamon County School District No. 186 Springfield (GO) (AG)
4.000%, 02/01/31	1,310	$1,350,936
State of Illinois (GO) Series A
5.000%, 03/01/33	1,800	1,923,117
State of Illinois (GO) Series B
5.000%, 05/01/41	1,960	1,992,194
5.250%, 05/01/43	1,280	1,296,156
University of Illinois (RB) Series A
5.000%, 04/01/30	640	700,806
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AG) Series E
5.000%, 01/01/26	425	428,481
5.000%, 01/01/27	630	647,939
Will County Community Unit School District No. 201-U Crete-Monee (GO) (BAM) Series U-A
5.000%, 01/01/26	550	554,505
TOTAL ILLINOIS		48,398,748
INDIANA — (0.7%)
Franklin Township-Marion County Multiple School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/35	1,550	1,674,307
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/30	385	398,730
Indiana Finance Authority (RB) Series A
4.000%, 02/01/34	5,305	5,423,968
Indiana Municipal Power Agency (RB) Series A
5.000%, 01/01/35	1,365	1,382,261
Muncie Sanitary District (RB) (AG) Series A
5.000%, 07/01/27	500	520,282
TOTAL INDIANA		9,399,548
IOWA — (0.3%)
Cedar Falls Community School District (GO) (AG)
4.000%, 06/01/29	1,470	1,534,610
4.000%, 06/01/30	1,090	1,141,530
	Face Amount	Value†
	(000)
IOWA — (Continued)
City of Iowa City (GO)
5.000%, 06/01/26	1,045	$1,066,151
TOTAL IOWA		3,742,291
KANSAS — (0.6%)
City of Topeka (GO) Series A
4.000%, 08/15/26	1,425	1,445,925
Johnson County Unified School District No. 233 Olathe (GO) Series A
¤ 3.000%, 09/01/34 (Pre-refunded @ $100, 9/1/25)	2,000	2,000,708
Shawnee County Unified School District No. 437 Auburn-Washburn (GO) Series A
5.000%, 09/01/43	3,000	3,128,117
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/27	1,520	1,598,965
TOTAL KANSAS		8,173,715
KENTUCKY — (1.5%)
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/35	350	378,501
5.000%, 04/01/36	1,520	1,628,620
5.000%, 04/01/37	1,600	1,700,960
Glasgow Independent School District Finance Corp. (RB) (ST INTERCEPT)
5.000%, 02/01/33	1,000	1,076,279
Kentucky State Property & Building Commission (RB)
5.000%, 04/01/28	650	676,678
5.000%, 08/01/31	920	920,000
5.000%, 04/01/33	3,500	3,593,098
Kentucky State Property & Building Commission (RB) Series A
5.000%, 05/01/30	635	699,597
5.000%, 06/01/30	560	617,634
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/42	3,610	3,714,964

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
5.000%, 05/15/43	3,935	$4,024,907
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/26	1,010	1,033,624
TOTAL KENTUCKY		20,064,862
LOUISIANA — (0.8%)
Ascension Parish School Board (GO)
5.500%, 03/01/28	250	268,096
5.000%, 03/01/29	380	410,597
City of New Orleans (GO)
5.000%, 12/01/30	1,015	1,044,603
City of New Orleans (GO) Series A
5.000%, 12/01/27	2,020	2,127,554
5.000%, 12/01/33	1,195	1,284,107
5.000%, 12/01/34	2,370	2,525,565
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	1,040	1,099,001
East Ouachita Parish School District (GO)
4.000%, 03/01/29	355	367,335
4.000%, 03/01/30	400	417,138
Louisiana Public Facilities Authority (RB) Series 2025-A
5.000%, 05/15/35	135	146,633
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/37	400	427,604
TOTAL LOUISIANA		10,118,233
MAINE — (0.2%)
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/28	500	527,299
5.000%, 07/01/29	480	513,824
State of Maine (GO) Series B
5.000%, 06/01/27	2,000	2,093,630
TOTAL MAINE		3,134,753
MARYLAND — (6.9%)
County of Anne Arundel (GO)
5.000%, 10/01/29	3,620	3,980,212
5.000%, 10/01/43	2,280	2,370,560
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
5.000%, 10/01/28	4,135	$4,459,574
County of Baltimore (GO)
5.000%, 03/01/27	4,145	4,312,402
5.000%, 11/01/27	2,215	2,341,857
5.000%, 03/01/28	4,000	4,261,579
County of Frederick (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/27)	725	758,442
5.000%, 08/01/27	4,000	4,204,591
County of Harford (GO)
4.000%, 10/01/42	1,345	1,261,488
County of Howard (GO) Series A
5.000%, 02/15/28	1,325	1,410,236
County of Montgomery (GO) Series A
5.000%, 11/01/27	2,555	2,701,330
County of Montgomery (GO) Series C
5.000%, 10/01/27	6,570	6,932,905
County of Montgomery (GO) Series D
4.000%, 11/01/26	9,500	9,688,313
County of Prince George's (GO) Series A
4.000%, 07/01/26	2,000	2,027,034
3.000%, 09/15/27	10,950	11,001,948
5.000%, 08/01/42	4,150	4,365,628
5.000%, 08/01/43	2,965	3,077,402
State of Maryland (GO) Series 2ND
5.000%, 08/01/27	6,135	6,446,332
5.000%, 08/01/28	2,050	2,204,550
State of Maryland (GO) Series A
5.000%, 08/01/27	5,170	5,432,362
5.000%, 06/01/37	3,010	3,237,912
State of Maryland (GO) Series B
5.000%, 08/01/28	5,000	5,376,951
TOTAL MARYLAND		91,853,608
MASSACHUSETTS — (4.2%)
City of Fall River (GO) (ST AID WITHHLDG)
3.000%, 12/01/34	965	904,694
City of Haverhill (GO)
4.000%, 11/15/41	1,360	1,283,412
4.000%, 11/15/43	1,610	1,471,822
City of Newton (GO)
4.000%, 02/01/43	1,255	1,176,015
4.000%, 02/01/44	3,760	3,490,425

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/38	280	$300,496
5.000%, 01/01/43	3,900	3,931,288
Commonwealth of Massachusetts (GO) Series B
5.000%, 07/01/28	2,950	3,170,916
4.000%, 02/01/39	1,000	976,206
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/26	2,000	2,034,191
5.000%, 08/01/40	12,000	12,669,556
5.000%, 08/01/41	5,000	5,234,920
Commonwealth of Massachusetts (GO) Series D
4.000%, 05/01/39	2,490	2,422,098
5.000%, 08/01/44	4,000	4,120,474
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	4,010	4,244,298
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/34	170	176,799
5.000%, 07/01/37	2,720	2,781,478
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/43	1,280	1,283,256
5.000%, 07/01/44	1,160	1,154,453
Nauset Regional School District (GO)
4.000%, 05/15/41	2,715	2,565,336
Town of Hingham (GO)
4.000%, 02/01/42	765	718,698
TOTAL MASSACHUSETTS		56,110,831
MICHIGAN — (0.8%)
City of Grand Rapids (GO)
5.000%, 04/01/41	190	199,793
5.000%, 04/01/42	235	244,777
Michigan Finance Authority (RB)
5.000%, 11/15/27	2,595	2,666,841
Michigan Finance Authority (RB) Series A
5.000%, 12/01/28	1,040	1,112,715
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
Michigan Finance Authority (RB) Series A-MI
5.000%, 12/01/35	2,030	$2,084,890
Oakland University (RB) Series A
5.000%, 03/01/29	695	746,510
5.000%, 03/01/30	805	876,966
Romeo Community School District (GO) (Q-SBLF)
5.000%, 05/01/29	270	292,202
5.000%, 05/01/30	225	247,244
Saginaw City School District (GO) (Q-SBLF)
4.000%, 05/01/28	1,390	1,434,617
Saline Area Schools (GO) (Q-SBLF) Series II
5.000%, 05/01/43	470	488,559
5.000%, 05/01/44	330	341,074
TOTAL MICHIGAN		10,736,188
MINNESOTA — (2.0%)
County of Hennepin (GO) Series C
5.000%, 12/01/27	5,800	6,139,920
Metropolitan Council (GO) Series C
5.000%, 03/01/26	700	711,144
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/29	635	689,283
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	1,090	1,153,387
St. Paul Independent School District No. 625 (GO) (SD CRED PROG) Series B
4.000%, 02/01/40	1,005	964,996
4.000%, 02/01/42	1,425	1,323,162
4.000%, 02/01/43	1,480	1,353,761
State of Minnesota (GO) Series A
5.000%, 08/01/27	5,055	5,316,594
5.000%, 08/01/28	2,330	2,504,958
State of Minnesota (GO) Series B
4.000%, 08/01/32	3,175	3,176,574
4.000%, 08/01/41	2,215	2,141,177

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	350	$352,478
TOTAL MINNESOTA		25,827,434
MISSISSIPPI — (0.8%)
State of Mississippi (GO) Series A
5.000%, 10/01/27	9,410	9,919,802
MISSOURI — (0.7%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,234,104
City of Kansas City (GO) Series A
5.000%, 02/01/37	400	433,844
City of Kansas City (RB) Series C
5.000%, 09/01/29	1,015	1,101,348
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/27	865	915,088
City of Wentzville (COP)
5.000%, 11/01/32	600	616,088
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/29	1,470	1,577,176
St. Louis County Reorganized School District No. R-6 (GO)
5.000%, 02/01/26 (Pre-refunded @ $100, 2/1/26)	850	859,785
5.000%, 02/01/26	1,150	1,164,049
University City School District (GO)
5.250%, 02/15/44	340	349,463
TOTAL MISSOURI		9,250,945
MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	400	399,886
NEBRASKA — (1.1%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,380	2,428,023
	Face Amount	Value†
	(000)
NEBRASKA — (Continued)
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/41	4,000	$4,185,199
5.000%, 12/01/42	3,635	3,776,014
Papillion-La Vista School District No. 27 (GO)
5.000%, 12/01/44	4,210	4,321,001
TOTAL NEBRASKA		14,710,237
NEVADA — (1.7%)
Clark County School District (GO) (AG) Series A
5.000%, 06/15/28	1,000	1,069,124
County of Clark Passenger Facility Charge Revenue (RB) Series B
5.000%, 07/01/27	475	496,625
County of Clark Passenger Facility Charge Revenue (RB) Series C
5.000%, 07/01/26	2,060	2,105,635
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/28	1,900	2,032,293
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/27	745	778,677
5.000%, 07/01/28	2,720	2,899,718
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	1,980	2,118,472
State of Nevada (GO) Series A
5.000%, 05/01/43	7,000	7,194,885
State of Nevada (GO) Series C
5.000%, 05/01/43	2,255	2,317,781
Washoe County School District (GO) Series C
4.000%, 10/01/32	1,290	1,309,564
TOTAL NEVADA		22,322,774
NEW HAMPSHIRE — (0.2%)
New Hampshire Health & Education Facilities Authority Act (RB)
5.000%, 08/01/41	375	386,006

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW HAMPSHIRE — (Continued)
State of New Hampshire (GO) Series A
5.000%, 02/15/37	1,455	$1,590,846
TOTAL NEW HAMPSHIRE		1,976,852
NEW JERSEY — (1.6%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	2,950,875
3.000%, 02/01/27	3,035	3,056,406
3.000%, 02/01/28	4,560	4,606,856
New Jersey Economic Development Authority (RB) Series DDD
5.000%, 06/15/29	1,000	1,039,946
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	735	813,141
5.000%, 06/15/35	3,300	3,550,631
New Jersey Transportation Trust Fund Authority (RB) Series CC
5.000%, 06/15/44	505	510,708
State of New Jersey (GO) Series A
5.000%, 06/01/28	1,020	1,091,367
5.000%, 06/01/29	500	545,934
4.000%, 06/01/31	2,455	2,602,379
Township of Montville (GO)
3.000%, 10/01/25	505	505,136
TOTAL NEW JERSEY		21,273,379
NEW MEXICO — (0.3%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/37	500	524,131
City of Albuquerque (GO) Series B
5.000%, 07/01/26	1,000	1,022,549
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,098,725
TOTAL NEW MEXICO		3,645,405
NEW YORK — (5.9%)
City of New York (GO) Series A
5.000%, 08/01/26	2,015	2,066,674
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series B-1
5.250%, 10/01/43	2,280	$2,374,622
City of New York (GO) Series C
5.000%, 03/01/42	2,445	2,527,006
City of New York (GO) Series E
5.000%, 08/01/26	2,500	2,564,112
5.000%, 08/01/44	1,250	1,275,804
City of New York (GO) Series E-1
5.250%, 04/01/44	1,480	1,527,204
City of New York (GO) Series F-1
5.000%, 06/01/34	5	5,008
5.000%, 03/01/39	1,500	1,562,618
City of New York (GO) Series F-5
2.800%, 06/01/44	3,975	3,975,000
City of New York (GO) Series G-1
5.000%, 02/01/43	2,735	2,812,304
Empire State Development Corp. (RB) Series A
5.000%, 03/15/32	1,705	1,757,959
Empire State Development Corp. (RB) Series C
5.000%, 03/15/35	5,500	5,842,383
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	1,999,498
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/27	200	211,455
New York City Industrial Development Agency (RB) (AG) Series A
5.000%, 03/01/28	2,650	2,800,069
5.000%, 03/01/30	1,275	1,386,128
New York State Dormitory Authority (RB) Series 2015B-C
5.000%, 03/15/41	4,500	4,505,285
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/28	1,050	1,121,255
5.000%, 03/15/36	2,930	2,979,932
5.000%, 03/15/38	625	664,694
5.000%, 03/15/42	3,465	3,497,366
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/41	9,250	9,444,234

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	3,135	$3,185,547
5.000%, 03/15/29	1,010	1,099,057
5.000%, 03/15/35	1,000	1,001,746
5.000%, 03/15/36	6,455	6,465,145
New York State Thruway Authority (RB) Series A
5.000%, 03/15/29	3,000	3,258,008
Port Authority of New York & New Jersey (RB) Series 194
5.000%, 10/15/33	1,480	1,483,915
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	540	585,565
Town of Oyster Bay (GO) (AG)
5.000%, 08/01/29	165	181,919
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/29	500	550,191
5.000%, 11/15/36	925	933,928
5.000%, 11/15/43	585	586,900
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,355	1,404,228
TOTAL NEW YORK		77,636,759
NORTH CAROLINA — (2.5%)
Cape Fear Public Utility Authority (RB)
5.000%, 04/01/43	305	316,478
5.000%, 04/01/44	315	325,003
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	2,720	2,731,418
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/29	2,000	2,191,857
5.000%, 07/01/43	200	208,698
City of Fayetteville Public Works Commission Revenue (RB)
5.000%, 03/01/39	3,260	3,492,271
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	4,674,583
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	150	$164,505
County of Guilford (GO)
4.000%, 03/01/43	7,000	6,655,788
County of Mecklenburg (GO) Series A
4.000%, 02/01/42	1,160	1,117,241
County of Wake (GO) Series A
5.000%, 03/01/28	2,020	2,152,561
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/32	1,375	1,480,544
North Carolina Turnpike Authority (RB) (AG)
5.000%, 01/01/38	1,550	1,592,638
State of North Carolina (RB)
5.000%, 03/01/33	50	53,008
State of North Carolina (GO) Series A
5.000%, 06/01/28	5,190	5,562,148
TOTAL NORTH CAROLINA		32,718,741
OHIO — (3.4%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/29	250	272,849
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/28	235	248,917
City of Cleveland Airport System Revenue (RB) Series A
5.000%, 01/01/29	1,250	1,340,219
City of Columbus (GO) Series 1
5.000%, 07/01/26	4,260	4,359,062
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	1,290	1,323,901
City of Columbus (GO) Series A
4.000%, 04/01/27	8,865	9,097,973
County of Montgomery (RB)
5.000%, 08/01/30	1,350	1,462,543
4.000%, 08/01/39	1,400	1,348,368

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (Continued)
State of Ohio (GO) Series A
5.000%, 06/15/38	3,000	$3,020,365
State of Ohio (GO) Series A
5.000%, 09/01/25	1,000	1,002,035
5.000%, 02/01/36	2,310	2,326,822
State of Ohio (GO) Series B
5.000%, 09/01/27	780	820,990
5.000%, 09/15/27	1,865	1,964,754
State of Ohio (GO) Series C
5.000%, 08/01/27	7,200	7,563,935
State of Ohio (GO) Series U
5.000%, 05/01/28	4,535	4,845,780
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,215	3,398,072
TOTAL OHIO		44,396,585
OKLAHOMA — (0.9%)
City of Tulsa (GO)
5.000%, 03/01/26	4,000	4,057,830
Cleveland County Educational Facilities Authority (RB) Series A
5.000%, 06/01/32	1,500	1,661,579
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/28	3,430	3,628,913
Garfield County Educational Facilities Authority (RB) Series A
5.000%, 09/01/30	1,400	1,426,735
Oklahoma County Independent School District No. 12 Edmond (GO)
4.000%, 03/01/27	740	756,601
TOTAL OKLAHOMA		11,531,658
OREGON — (2.2%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	652,985
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/26	1,560	1,594,098
	Face Amount	Value†
	(000)
OREGON — (Continued)
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/29	1,440	$1,565,582
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,725	4,941,512
5.000%, 06/15/29	1,000	1,090,704
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/29	4,855	5,304,753
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/29	1,080	1,174,422
State of Oregon (GO) Series A
5.000%, 05/01/38	1,835	1,974,524
5.000%, 05/01/40	1,271	1,348,159
State of Oregon (GO) Series C
5.250%, 06/01/44	440	466,725
State of Oregon (GO) Series F
5.000%, 05/01/34	1,525	1,544,216
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/41	1,515	1,590,604
State of Oregon Department of Transportation (RB) Series B
5.000%, 11/15/26	3,530	3,644,902
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,500	2,615,962
TOTAL OREGON		29,509,148
PENNSYLVANIA — (1.5%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,500	1,560,696
5.000%, 04/01/36	1,400	1,430,164

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Bristol Township School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/01/26	570	$580,634
Chichester School District (GO) (AG ST AID WITHHLDG)
4.000%, 09/15/28	225	233,022
City of Philadelphia (GO) Series B
5.000%, 02/01/33	1,250	1,329,198
County of Lebanon (GO) (AG)
4.000%, 10/15/27	150	154,664
County of Lehigh (RB) Series A
5.000%, 07/01/29	875	936,635
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/29	665	709,375
Pennsylvania Economic Development Financing Authority (RB) Series 2025B
5.000%, 03/15/29	400	427,223
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/15/29	395	421,358
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/34	2,295	2,303,734
Pennsylvania State University (RB) Series B
4.000%, 09/01/35	1,130	1,132,655
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	3,510	3,560,413
Pennsylvania Turnpike Commission (RB) Series B
5.250%, 12/01/42	540	565,088
Pittsburgh Water & Sewer Authority (RB) (AG) Series A
5.000%, 09/01/26	3,675	3,768,302
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	340	340,546
TOTAL PENNSYLVANIA		19,453,707
	Face Amount	Value†
	(000)
RHODE ISLAND — (0.5%)
Rhode Island Turnpike & Bridge Authority (RB) Series A
5.000%, 10/01/32	950	$962,705
State of Rhode Island (GO) Series A
5.000%, 12/01/41	240	252,639
5.000%, 12/01/42	890	927,612
5.000%, 05/01/43	1,500	1,572,516
State of Rhode Island (GO) Series B
5.000%, 08/01/29	3,290	3,440,820
TOTAL RHODE ISLAND		7,156,292
SOUTH CAROLINA — (2.2%)
County of Charleston (GO) Series A
5.000%, 11/01/29	8,145	8,973,821
County of Charleston (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,018,434
Piedmont Municipal Power Agency (RB) Series C
5.000%, 01/01/27	2,765	2,852,298
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	1,000	1,009,539
Richland County School District No. 2 (GO) Series A
5.000%, 03/01/27	1,140	1,185,137
5.000%, 03/01/38	4,055	4,342,561
South Carolina Public Service Authority (RB) Series A
5.000%, 12/01/37	1,170	1,169,970
South Carolina Public Service Authority (RB) Series E
5.000%, 12/01/30	2,610	2,871,518
Spartanburg County School District No. 7 (GO) Series D
5.000%, 03/01/44	1,565	1,575,192
Spartanburg Sanitary Sewer District (RB)
4.000%, 03/01/40	2,395	2,281,816
TOTAL SOUTH CAROLINA		29,280,286

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (4.9%)
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,260	$3,544,303
City of Memphis (GO) Series A
5.000%, 10/01/43	1,790	1,826,560
City of Sevierville (GO)
5.000%, 06/01/30	3,285	3,627,609
County of Hamilton (GO) Series A
5.000%, 04/01/26	3,000	3,048,279
County of Knox (GO)
5.000%, 06/01/29	1,750	1,910,691
County of Williamson (GO)
5.000%, 04/01/39	2,670	2,869,274
4.000%, 04/01/42	1,225	1,166,854
4.000%, 04/01/43	1,925	1,805,225
4.000%, 04/01/44	2,000	1,853,312
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/31	5,465	5,951,944
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/27	3,820	4,006,362
4.000%, 07/01/28	10,160	10,576,937
4.000%, 07/01/37	2,000	1,972,716
Metropolitan Government of Nashville & Davidson County (GO) Series C
4.000%, 01/01/44	6,260	5,695,810
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/35	1,285	1,434,753
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	1,910	2,001,714
State of Tennessee (GO) Series A
5.000%, 02/01/27	7,720	8,016,558
State of Tennessee (GO) Series B
5.000%, 08/01/25	1,000	1,000,000
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Tennessee State School Bond Authority (RB) (ST INTERCEPT) Series B
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,000	$3,018,782
TOTAL TENNESSEE		65,327,683
TEXAS — (16.6%)
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	535	575,502
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	250	250,000
5.000%, 08/01/27	2,300	2,413,641
Austin Independent School District (GO)
5.000%, 08/01/43	1,630	1,667,365
Barbers Hill Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	645	662,079
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/43	14,355	14,760,394
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/42	1,750	1,825,256
Board of Regents of the University of Texas System (RB) Series D
5.000%, 08/15/26	2,080	2,133,891
Board of Regents of the University of Texas System (RB) Series E
5.000%, 08/15/26	4,860	4,985,918
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/26	1,540	1,579,900
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	1,000	1,002,791
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	2,315	2,384,411
City of Arlington (GO) Series A
5.000%, 08/15/37	1,995	2,173,416

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,180	$1,203,816
City of Austin (GO)
5.000%, 09/01/38	840	894,277
5.000%, 09/01/44	1,350	1,377,733
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/42	900	924,855
5.000%, 11/15/43	810	827,179
5.000%, 11/15/44	1,115	1,132,415
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/29	910	996,601
5.000%, 11/15/41	1,715	1,776,602
City of Bryan Electric System Revenue (RB) (AG)
5.000%, 07/01/29	590	639,470
5.000%, 07/01/30	1,040	1,142,175
City of Cedar Park (GO)
5.000%, 02/15/29	590	636,965
City of Celina (GO)
5.000%, 09/01/31	405	449,190
5.000%, 09/01/32	465	518,124
City of College Station (GO)
5.000%, 02/15/29	345	372,220
City of Dallas Hotel Occupancy Tax Revenue (RB)
4.000%, 08/15/27	620	623,607
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
4.000%, 10/01/34	2,060	2,098,815
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/25	1,000	1,004,069
City of Denton (GO)
5.000%, 02/15/29	2,150	2,318,878
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/29	1,520	1,640,163
5.000%, 03/01/45	1,280	1,291,685
City of Fort Worth (GO)
5.000%, 03/01/37	1,500	1,592,079
City of Houston (GO) Series A
5.000%, 03/01/44	5,700	5,757,671
City of Hutto (GO) (BAM)
5.000%, 08/01/43	445	457,850
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Irving (GO)
5.000%, 09/15/28	1,875	$2,014,979
City of Laredo Waterworks & Sewer System Revenue (RB)
5.000%, 03/01/42	300	308,670
City of Lewisville (GO)
5.000%, 02/15/37	1,250	1,342,848
City of Lubbock Electric Light & Power System Revenue (RB)
5.000%, 04/15/27	545	567,352
City of McKinney (GO)
5.000%, 08/15/27	2,170	2,277,429
City of New Braunfels (GO)
5.000%, 02/01/28	1,025	1,084,322
City of Pflugerville (GO)
5.000%, 08/01/37	425	451,061
5.000%, 08/01/40	755	792,748
5.000%, 08/01/41	800	833,503
City of Richardson (GO)
5.000%, 02/15/27	1,715	1,782,411
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/32	2,260	2,302,168
4.000%, 02/01/36	2,435	2,421,479
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/44	300	304,371
City of San Antonio Electric & Gas Systems Revenue (RB) Series C
5.000%, 02/01/43	705	717,556
City of Waco (GO)
5.000%, 02/01/43	825	845,414
5.000%, 02/01/44	635	647,086
Clear Lake City Water Authority (GO)
5.000%, 03/01/29	355	381,805
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/31	670	736,289
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,290,561
5.000%, 02/15/44	4,000	4,076,601
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	2,000	2,147,971
County of Bexar (RB)
5.000%, 08/15/27	680	713,664

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
County of Bexar (GO)
5.000%, 06/15/43	1,705	$1,761,644
County of Collin (GO)
5.000%, 02/15/29	750	811,058
5.000%, 02/15/38	450	480,929
County of Denton (GO)
5.000%, 07/15/41	790	826,502
5.000%, 07/15/42	470	487,345
County of Harris (GO) Series A
5.000%, 09/15/27	1,000	1,052,212
5.000%, 10/01/29	2,005	2,197,748
County of San Patricio (GO)
5.000%, 04/01/29	150	161,878
County of Travis (GO)
4.000%, 03/01/42	2,260	2,096,502
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	990	1,071,286
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/28	760	817,633
Dallas Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/44	770	790,218
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	700	734,084
Denton Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/43	1,250	1,289,465
5.000%, 08/15/44	735	753,788
East Central Independent School District (GO) (PSF-GTD)
4.000%, 08/15/41	925	886,287
El Paso County Hospital District (GO) (AG)
5.000%, 08/15/40	1,375	1,431,748
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	250	268,496
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/36	1,425	1,418,081
5.000%, 08/15/44	1,200	1,231,776
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	450	$466,565
Grapevine-Colleyville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	1,000	1,071,027
Greater Texoma Utility Authority (RB) (BAM) Series R
5.000%, 10/01/42	2,590	2,627,183
Gulf Coast Authority (RB) Series B
5.000%, 10/01/30	1,315	1,447,846
5.000%, 10/01/33	895	998,920
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	1,045	1,061,153
5.000%, 10/01/31	1,290	1,293,222
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/28	1,495	1,583,504
3.000%, 10/01/40	2,120	1,723,633
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	4,000	4,054,738
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,150	1,165,737
Houston Independent School District (GO) (PSF-GTD) Series REF-A
5.000%, 02/15/42	1,500	1,560,739
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/43	1,500	1,546,906
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/43	600	616,480
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	450	483,048
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/30	500	517,987

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Lamar Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	450	$477,804
Lower Colorado River Authority (RB) (AG)
5.000%, 05/15/26	500	509,301
5.000%, 05/15/32	1,475	1,623,292
Lower Colorado River Authority (RB)
5.000%, 05/15/33	1,140	1,197,452
5.000%, 05/15/41	1,600	1,632,553
5.000%, 05/15/43	910	926,711
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/29	510	550,974
5.000%, 05/15/30	400	437,501
Marble Falls Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	2,765	2,987,304
McKinney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	380	401,651
Midlothian Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	450	477,804
North Texas Municipal Water District Water System Revenue (RB) Series A
5.000%, 09/01/28	2,100	2,254,398
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,880	1,881,696
Northwest Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,800	1,907,298
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/40	4,790	5,005,237
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	5,628,401
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/42	1,245	1,294,433
5.000%, 02/15/43	1,375	1,416,685
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	1,000	$1,024,963
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	4,448,081
5.000%, 08/15/30	1,000	1,106,691
4.000%, 08/15/43	875	800,416
San Antonio Public Facilities Corp. (RB)
5.000%, 09/15/31	6,815	7,504,635
Spring Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	955	1,023,274
State of Texas (GO) Series A
5.000%, 10/01/28	1,180	1,183,992
State of Texas (GO) Series A
5.000%, 10/01/31	2,840	2,969,602
State of Texas (GO) Series B
5.000%, 08/01/39	1,900	1,900,896
5.000%, 08/01/41	1,200	1,200,399
Tarrant County College District (GO)
5.000%, 08/15/29	1,120	1,218,070
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/44	1,000	1,011,731
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/29	220	236,169
5.000%, 07/01/30	465	504,043
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/29	515	555,452
5.000%, 02/01/30	1,000	1,095,869
Texas Department of Transportation State Highway Fund (RB)
5.250%, 04/01/26	300	305,521
5.000%, 10/01/26	4,385	4,515,134
Texas State Technical College (RB) (AG) Series A
5.000%, 08/01/29	820	890,364

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Texas Tech University System (RB) Series A
5.000%, 02/15/42	1,480	$1,548,121
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,315	3,474,153
5.000%, 08/01/29	250	272,139
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/28	600	634,128
5.000%, 02/01/29	500	538,733
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/31	195	215,463
5.000%, 08/01/32	485	537,985
Weatherford Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	495	507,646
West Travis County Public Utility Agency (RB) (AG)
6.500%, 08/15/27	765	822,219
Willis Independent School District (GO) (PSF-GTD)
5.000%, 02/15/30	540	589,639
5.000%, 02/15/31	875	965,624
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/27	1,000	1,049,914
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	5,865	5,870,512
TOTAL TEXAS		219,050,732
UTAH — (0.7%)
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/30	2,155	2,378,785
Intermountain Power Agency (RB) Series A
5.000%, 07/01/41	2,000	2,039,779
State of Utah (GO)
5.000%, 07/01/26	4,450	4,553,480
	Face Amount	Value†
	(000)
UTAH — (Continued)
Utah Transit Authority (RB)
5.000%, 12/15/28	500	$540,830
TOTAL UTAH		9,512,874
VIRGINIA — (3.2%)
Arlington County Industrial Development Authority (RB)
5.000%, 07/01/26	100	101,959
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,210	3,371,729
City of Manassas (GO) (ST AID WITHHLDG)
4.000%, 01/01/42	1,055	988,130
4.000%, 01/01/44	1,120	1,021,062
City of Norfolk (GO) (ST AID WITHHLDG)
5.000%, 08/01/28	2,440	2,623,134
City of Norfolk (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/36	275	302,451
5.000%, 09/01/37	550	599,919
City of Norfolk Water Revenue (RB)
5.000%, 11/01/41	1,935	2,038,834
5.000%, 11/01/42	2,040	2,132,423
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	3,407,266
City of Roanoke (GO) (ST AID WITHHLDG) Series B
4.000%, 10/01/43	1,055	957,621
County of Arlington (GO)
5.000%, 06/15/37	7,025	7,605,330
County of Chesterfield (GO) (ST AID WITHHLDG) Series B
5.000%, 01/01/28	2,800	2,966,306
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/27	1,000	1,055,211
4.000%, 10/01/42	2,265	2,113,450
County of Henrico (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	1,764,245
5.000%, 08/01/28	2,945	3,162,497

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
County of Loudoun (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	$504,017
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/28	4,480	4,751,511
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/28	420	442,398
5.000%, 01/01/29	530	564,970
TOTAL VIRGINIA		42,474,463
WASHINGTON — (7.9%)
City of Seattle (GO)
4.000%, 12/01/34	1,020	1,020,099
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,420	8,816,748
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/29	950	1,028,885
Clark County Public Utility District No. 1 Electric Revenue (RB)
5.000%, 01/01/29	410	442,618
5.000%, 01/01/30	500	547,939
Clark County Public Utility District No. 1 Generating System Revenue (RB)
5.000%, 01/01/29	645	696,314
5.000%, 01/01/30	880	964,372
County of King (GO) Series A
5.000%, 06/01/28	3,590	3,848,206
5.000%, 06/01/29	2,050	2,243,744
County of King (GO) Series E
5.000%, 12/01/25	975	982,974
County of King Sewer Revenue (RB) Series A
5.000%, 01/01/28	1,625	1,721,910
Energy Northwest (RB) Series A
5.000%, 07/01/28	1,165	1,218,291
5.000%, 07/01/39	8,830	9,288,268
5.000%, 07/01/40	3,760	3,891,323
5.000%, 07/01/41	3,370	3,463,663
4.000%, 07/01/42	1,400	1,293,329
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	1,445	$1,572,071
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,815	1,829,540
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	320	344,652
5.000%, 12/01/41	2,275	2,372,332
4.125%, 12/01/43	6,850	6,320,661
5.000%, 12/01/44	3,000	3,094,177
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	2,425	2,444,997
5.000%, 12/01/26	1,555	1,607,028
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,031,641
State of Washington (GO) Series C
5.000%, 02/01/42	1,530	1,559,728
State of Washington (GO) Series D
5.000%, 02/01/37	1,410	1,417,691
State of Washington (GO) Series R-2022C
4.000%, 07/01/29	3,205	3,373,741
State of Washington (GO) Series R-2023A
5.000%, 08/01/38	1,460	1,564,916
State of Washington (GO) Series R-2023B
5.000%, 07/01/35	6,000	6,627,023
State of Washington (GO) Series A
5.000%, 08/01/36	3,000	3,216,410
5.000%, 08/01/39	1,000	1,040,515
5.000%, 08/01/40	2,325	2,406,635
State of Washington (GO) Series A-2
5.000%, 08/01/41	1,535	1,595,500
State of Washington (GO) Series C
5.000%, 02/01/38	2,510	2,600,291
State of Washington (GO) Series D
5.000%, 02/01/41	6,000	6,014,158

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series E
5.000%, 06/01/38	2,425	$2,522,802
State of Washington (GO) Series R-2018D
5.000%, 08/01/33	3,925	4,065,032
State of Washington (GO) Series R-2025E
5.000%, 08/01/28	1,000	1,072,653
TOTAL WASHINGTON		104,162,877
WEST VIRGINIA — (0.3%)
State of West Virginia (GO) Series A
5.000%, 12/01/41	2,500	2,548,198
State of West Virginia (GO) Series B
5.000%, 06/01/41	1,305	1,325,743
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 06/01/37	395	418,498
TOTAL WEST VIRGINIA		4,292,439
WISCONSIN — (3.6%)
City of Madison (GO) Series A
4.000%, 10/01/26	5,000	5,091,233
5.000%, 10/01/26	920	947,303
City of Madison (GO) Series B
5.000%, 10/01/27	7,745	8,167,558
City of Madison (GO) Series C
5.000%, 10/01/26	945	973,045
City of Milwaukee (GO) Series N-4
5.000%, 04/01/27	4,015	4,161,649
5.000%, 04/01/28	5,385	5,689,041
City of Milwaukee Sewerage System Revenue (RB) Series S-2
5.000%, 06/01/34	1,205	1,291,899
County of Dodge (GO) Series A
3.000%, 03/01/28	1,355	1,358,145
Madison Metropolitan School District (GO) Series A
5.000%, 03/01/42	1,150	1,200,237
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Public Finance Authority (RB) Series A
4.000%, 07/01/37	655	$639,550
Racine Unified School District (GO) (AG)
¤ 5.000%, 04/01/39 (Pre-refunded @ $100, 4/1/31)	205	228,358
5.000%, 04/01/39	920	960,408
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,555	1,697,972
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	1,575	1,697,672
State of Wisconsin (GO) Series 2021-2
5.000%, 05/01/36	1,210	1,286,117
State of Wisconsin (GO) Series 2024-2
5.000%, 05/01/28	2,000	2,138,713
State of Wisconsin (GO) Series B
5.000%, 05/01/37	3,155	3,384,553
University of Wisconsin Hospitals & Clinics (RB) Series B
5.000%, 04/01/28	1,115	1,183,304
Wisconsin Department of Transportation (RB) Series A
5.000%, 07/01/43	3,940	4,129,403
WPPI Energy (RB) Series A
5.000%, 07/01/28	1,380	1,406,443
TOTAL WISCONSIN		47,632,603
TOTAL MUNICIPAL BONDS (Cost $1,341,766,434)		1,322,011,173

	Shares
INVESTMENT COMPANIES — (0.0%)
BlackRock Liquidity Funds MuniCash (Cost $626,611)	626,548	626,611
TOTAL INVESTMENTS — (100.0%)
(Cost $1,342,393,045)^^		$1,322,637,784

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,322,011,173	—	$1,322,011,173
Investment Companies	$626,611	—	—	626,611
Total Investments in Securities	$626,611	$1,322,011,173	—	$1,322,637,784

DFA Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.2%)
ALABAMA — (0.5%)
Alabama Community College System (RB) (BAM)
5.000%, 10/01/32	685	$700,424
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) Series A
3.000%, 02/01/30	350	343,099
4.000%, 02/01/38	750	699,137
University of South Alabama (RB) (AG)
4.000%, 04/01/38	250	236,507
University of South Alabama (RB) (BAM) Series A
5.000%, 04/01/44	500	511,862
TOTAL ALABAMA		2,491,029
ALASKA — (1.8%)
Alaska Municipal Bond Bank Authority (RB) Series 1
5.000%, 05/01/27	250	260,071
Alaska Municipal Bond Bank Authority (RB) Series THREE
5.000%, 10/01/27	250	262,719
Borough of Matanuska-Susitna (GO) Series B
5.000%, 11/01/28	3,250	3,502,539
Municipality of Anchorage (GO) Series A
4.000%, 09/01/34	2,945	2,945,543
Municipality of Anchorage (GO) Series C
4.000%, 09/01/34	2,015	2,015,371
State of Alaska (GO) Series A
5.000%, 08/01/36	285	301,233
TOTAL ALASKA		9,287,476
ARIZONA — (1.5%)
Arizona Industrial Development Authority (RB) Series A
5.000%, 02/01/37	1,160	1,223,591
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,010	$1,054,875
Maricopa County Industrial Development Authority (RB) Series A
3.250%, 01/01/37	250	227,607
4.000%, 09/01/37	390	381,954
Northern Arizona University (COP) (AG)
5.000%, 09/01/25	550	551,110
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	160	170,345
Salt River Project Agricultural Improvement & Power District (RB) Series A
4.000%, 01/01/38	4,000	3,933,498
TOTAL ARIZONA		7,542,980
ARKANSAS — (0.1%)
Arkansas Development Finance Authority (RB) Series B-1
5.000%, 09/01/28	40	41,621
5.000%, 09/01/30	35	36,959
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
2.000%, 02/01/30	250	232,969
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	237,359
TOTAL ARKANSAS		548,908
CALIFORNIA — (2.1%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	275	296,746
California State University (RB) Series A
4.000%, 11/01/36	3,000	2,971,797
City of Los Angeles (RN)
5.000%, 06/25/26	2,175	2,227,231

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Sacramento Transient Occupancy Tax Revenue (RB) Series A
5.000%, 06/01/26	260	$265,697
Hesperia Community Redevelopment Successor Agency (TAN) (AG) Series A
3.375%, 09/01/37	500	467,568
Imperial Beach Redevelopment Successor Agency (TAN)
4.000%, 06/01/38	260	254,644
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	306,445
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	172,797
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/40	210	202,215
State of California (GO)
5.000%, 08/01/35	2,500	2,539,010
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	475	492,300
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	225	191,602
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	100,090
TOTAL CALIFORNIA		10,488,142
COLORADO — (1.0%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	175	178,651
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	595	637,876
Colorado Health Facilities Authority (RB) Series A-1
5.000%, 08/01/25	80	80,000
4.000%, 08/01/37	350	331,842
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/35	910	$938,936
Denver Health & Hospital Authority (COP)
5.000%, 12/01/30	325	340,001
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	1,090	1,133,089
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	220	236,032
5.000%, 09/01/36	300	317,190
Flying Horse Metropolitan District No. 2 (GO) (AG) Series A
4.000%, 12/01/40	430	404,182
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	280	302,212
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	280	295,595
Upper Eagle Regional Water Authority (RB) (AG)
5.000%, 12/01/29	125	136,563
TOTAL COLORADO		5,332,169
CONNECTICUT — (1.1%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	355	382,951
City of Bridgeport (GO) Series B
5.000%, 08/15/26	500	512,539
City of New Haven (GO) Series A
5.000%, 08/01/29	595	642,318
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	805	846,309
State of Connecticut (GO) Series A
4.000%, 04/15/38	500	483,532
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 05/01/35	550	594,470
4.000%, 09/01/36	1,525	1,499,151

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CONNECTICUT — (Continued)
5.000%, 05/01/38	500	$521,486
TOTAL CONNECTICUT		5,482,756
DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/29	150	162,300
DISTRICT OF COLUMBIA — (2.3%)
District of Columbia (RB)
5.000%, 04/01/26	185	187,607
5.000%, 07/15/33	1,410	1,417,393
District of Columbia (GO) Series D
5.000%, 06/01/36	1,660	1,685,963
District of Columbia (GO) Series A
5.000%, 06/01/33	2,800	2,840,230
4.000%, 10/15/39	1,610	1,511,634
District of Columbia (GO) Series D
5.000%, 06/01/38	1,080	1,093,961
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	750	790,116
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	610	630,993
5.000%, 07/01/38	1,585	1,596,198
TOTAL DISTRICT OF COLUMBIA		11,754,095
FLORIDA — (13.8%)
Brevard County Health Facilities Authority (RB) Series A
5.000%, 04/01/41	1,500	1,506,849
Brevard County School District (COP) Series A
5.000%, 07/01/26	4,000	4,090,446
Central Florida Expressway Authority (RB) (AG)
4.000%, 07/01/34	250	257,217
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	545	540,695
Central Florida Expressway Authority (RB) Series B
¤ 4.000%, 07/01/35 (Pre-refunded @ $100, 7/1/26)	2,000	2,026,648
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	280	$306,989
Central Florida Tourism Oversight District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/29	400	429,182
5.000%, 10/01/37	400	415,962
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/25	675	676,391
City of Gainesville Utilities System Revenue (RB) Series A
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/25)	825	828,072
5.000%, 10/01/25	1,620	1,626,117
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	269,386
City of Lakeland Department of Electric Utilities (RB)
5.000%, 10/01/25	1,450	1,455,647
City of Orlando Tourist Development Tax Revenue (RB) (AG) Series A
5.000%, 11/01/25	800	803,899
City of South Miami Health Facilities Authority, Inc. (RB)
5.000%, 08/15/32	550	567,310
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/31	2,185	2,193,690
5.000%, 10/01/34	1,360	1,365,409
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/38	1,035	1,016,127
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	801,228
County of Miami-Dade (GO) Series A
5.000%, 07/01/26	260	266,046
5.000%, 07/01/27	290	303,814
County of Miami-Dade Aviation Revenue (RB)
5.000%, 10/01/30	805	823,678

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
County of Miami-Dade Seaport Department (RB) Series B
5.000%, 10/01/37	895	$928,627
County of Miami-Dade Transit System (RB)
5.000%, 07/01/26	2,000	2,043,457
County of Miami-Dade Water & Sewer System Revenue (RB)
5.000%, 10/01/26	2,685	2,695,490
County of Pasco (GO) Series A
5.000%, 10/01/25	595	597,327
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	875	879,450
4.000%, 10/01/28	2,500	2,507,233
5.000%, 10/01/28	500	537,189
Duval County Public Schools (COP) (AG) Series A
5.000%, 07/01/27	365	381,896
Florida Development Finance Corp. (RB)
5.000%, 11/15/29	160	173,140
Florida Development Finance Corp. (RB) Series A
5.000%, 08/01/43	640	640,223
Hillsborough County School Board (COP)
5.000%, 07/01/30	685	727,080
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	670	671,094
Hillsborough County School Board (COP) Series B
5.000%, 07/01/28	895	934,236
Manatee County School District (COP) (AG) Series 2025A
5.000%, 07/01/44	2,895	2,937,457
Marion County School Board (COP) (AG)
5.000%, 06/01/42	1,000	1,029,930
5.000%, 06/01/43	1,000	1,024,419
Miami Beach Redevelopment Agency (TAN) (AG)
5.000%, 02/01/27	125	129,234
5.000%, 02/01/28	415	437,601
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	450	$468,474
5.000%, 04/01/44	2,250	2,263,014
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	515	522,299
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	290	293,789
Orange County Health Facilities Authority (RB) Series 2025A
5.000%, 10/01/44	1,415	1,430,098
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/42	500	508,281
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/32	3,220	3,256,735
5.000%, 10/01/44	2,810	2,889,363
Palm Beach County School District (COP) Series A
5.000%, 08/01/27	500	524,273
Polk County School District (COP) Series A
5.000%, 01/01/28	660	697,307
School Board of Miami-Dade County (GO)
5.000%, 03/15/39	1,345	1,357,728
School District of Broward County (RN)
4.000%, 06/25/26	5,000	5,062,170
School District of Broward County (COP) (AG) Series A
5.000%, 07/01/26	2,000	2,042,840
School District of Broward County (COP) Series A
5.000%, 07/01/32	745	757,519
South Florida Water Management District (COP)
3.000%, 10/01/31	450	437,869
5.000%, 10/01/36	1,560	1,574,562
State of Florida (GO) Series A
4.000%, 07/01/38	1,650	1,627,046

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
State of Florida Department of Transportation Turnpike System Revenue (RB) Series A
4.000%, 07/01/39	2,500	$2,438,768
Volusia County School Board (COP) Series A
5.000%, 08/01/30	500	550,911
West Palm Beach Community Redevelopment Agency (TAN)
5.000%, 03/01/28	275	275,552
TOTAL FLORIDA		70,824,483
GEORGIA — (0.6%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/26	100	101,125
5.000%, 03/01/29	250	257,630
Brookhaven Development Authority (RB) Series A
5.000%, 07/01/34	275	291,337
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	397,540
Cobb County Kennestone Hospital Authority (RB) Series A
5.000%, 04/01/37	790	800,018
Development Authority for Fulton County (RB) Series A
5.000%, 10/01/30	425	458,416
Municipal Electric Authority of Georgia (RB) Series A
5.000%, 11/01/27	100	105,188
Paulding County Hospital Authority (RB) Series A
4.000%, 04/01/41	170	152,571
Private Colleges & Universities Authority (RB)
5.000%, 10/01/27	250	261,111
5.000%, 10/01/28	170	180,515
TOTAL GEORGIA		3,005,451
	Face Amount	Value†
	(000)
HAWAII — (0.3%)
State of Hawaii Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	$343,521
4.000%, 07/01/39	700	675,031
University of Hawaii (RB) Series B
3.000%, 10/01/31	510	495,793
TOTAL HAWAII		1,514,345
IDAHO — (0.3%)
Idaho Health Facilities Authority (RB) Series 2025A
5.000%, 03/01/44	1,300	1,298,851
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/37	440	447,528
TOTAL IDAHO		1,746,379
ILLINOIS — (5.5%)
Chicago O'Hare International Airport (RB) Series A
5.000%, 01/01/31	260	281,830
Chicago O'Hare International Airport (RB) Series C
5.000%, 01/01/38	1,840	1,844,403
Chicago O'Hare International Airport (RB) Series D
5.000%, 01/01/41	1,045	1,076,756
Chicago Park District (GO) Series A
5.000%, 01/01/43	100	100,930
5.000%, 01/01/44	200	200,841
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	1,825	1,923,383
5.000%, 06/01/29	1,415	1,514,924
Chicago Transit Authority Sales Tax Receipts Fund (RB) Series A
5.000%, 12/01/44	750	754,467
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,000	1,007,732

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Cook County High School District No. 202 Evanston Township (GO)
5.000%, 12/01/27	1,000	$1,007,845
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/29	155	168,438
4.000%, 11/15/39	135	124,982
5.000%, 11/15/42	1,255	1,266,813
Elmhurst Park District (GO)
5.000%, 12/15/42	230	238,621
5.000%, 12/15/44	1,000	1,026,387
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
¤ 5.000%, 02/01/27 (Pre-refunded @ $100, 2/1/26)	160	161,842
5.000%, 02/01/27	415	420,124
Illinois Finance Authority (RB) Series A
5.000%, 08/15/26	740	756,105
5.000%, 08/15/35	665	707,840
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	915	941,141
5.000%, 02/15/31	645	662,240
¤ 4.000%, 02/15/33 (Pre-refunded @ $100, 2/15/27)	435	444,197
4.000%, 02/15/33	175	175,752
Illinois Finance Authority (RB) Series D-1
2.600%, 08/01/43	500	500,000
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	235,636
5.000%, 01/01/39	1,030	1,043,951
Illinois State Toll Highway Authority (RB) Series B
5.000%, 01/01/36	2,000	2,008,366
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin (GO)
4.000%, 12/15/41	1,000	940,116
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/26	460	469,219
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	$507,978
Metropolitan Water Reclamation District of Greater Chicago (GO) Series A
5.000%, 12/01/44	750	772,008
Sales Tax Securitization Corp. (RB) Series A
5.000%, 01/01/44	800	809,820
State of Illinois (GO)
5.500%, 01/01/30	1,085	1,190,629
4.000%, 06/01/37	100	94,225
State of Illinois (GO) Series A
5.000%, 11/01/25	540	542,990
State of Illinois (GO) Series D
5.000%, 11/01/27	1,250	1,307,004
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	510	520,057
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AG)
5.000%, 01/01/27	245	247,074
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AG) Series B
¤ 5.000%, 01/01/27(Pre-refunded @ $100, 1/1/26)	300	303,045
TOTAL ILLINOIS		28,299,711
INDIANA — (1.2%)
Ball State University (RB) Series R
5.000%, 07/01/29	410	427,448
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	299,284
East Allen Multi School Building Corp. (RB) (ST INTERCEPT)
5.000%, 01/15/28	125	131,989
Indiana Finance Authority (RB) Series A
5.000%, 07/01/29	400	426,805

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
INDIANA — (Continued)
4.000%, 02/01/34	750	$766,819
5.000%, 10/01/41	510	526,508
Indiana Finance Authority (RB) Series C
5.000%, 10/01/42	760	782,949
Indiana Municipal Power Agency (RB) Series A
4.000%, 01/01/39	1,595	1,510,332
Indiana State University (RB) Series T
4.000%, 10/01/39	110	104,125
Indiana University (RB) Series A
4.000%, 06/01/35	875	874,980
Muncie Sanitary District (RB) (AG) Series A
5.000%, 07/01/27	350	364,198
TOTAL INDIANA		6,215,437
KANSAS — (0.8%)
City of Lawrence (GO) Series I
4.000%, 05/01/26	3,000	3,030,904
City of Olathe (GO) Series A
5.000%, 09/01/26	1,000	1,023,969
TOTAL KANSAS		4,054,873
KENTUCKY — (1.0%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	276,660
City of Hazard (RB)
5.000%, 07/01/29	1,000	1,061,708
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/38	680	716,930
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/36	500	515,342
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	545	582,389
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/26	1,185	1,212,717
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
University of Louisville (RB) (BAM ST INTERCEPT) Series B
4.000%, 09/01/30	400	$414,880
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	400	402,968
TOTAL KENTUCKY		5,183,594
LOUISIANA — (0.8%)
City of New Orleans (GO)
5.000%, 12/01/30	1,000	1,100,658
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	140	147,942
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	335	337,238
Lafourche Parish School Board (GO)
5.000%, 03/01/28	645	681,030
5.000%, 03/01/29	40	42,980
Louisiana Public Facilities Authority (RB) Series 2025-A
5.000%, 05/15/30	500	540,392
Louisiana Public Facilities Authority (RB) Series A
5.000%, 05/15/31	250	267,517
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/38	200	211,090
Tangipahoa Parish Hospital Service District No. 1 (RB)
5.000%, 02/01/29	505	533,057
TOTAL LOUISIANA		3,861,904
MAINE — (0.1%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	235	236,881
MARYLAND — (1.6%)
Maryland Health & Higher Educational Facilities Authority (RB) (AG)
5.000%, 07/01/43	340	346,748

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Maryland Health & Higher Educational Facilities Authority (RB) Series 2025A
5.000%, 07/01/42	365	$373,772
Maryland Health & Higher Educational Facilities Authority (RB) Series A
2.700%, 06/01/48	3,950	3,950,000
Maryland Health & Higher Educational Facilities Authority (RB) Series B
4.000%, 01/01/35	1,000	973,837
Washington Suburban Sanitary Commission (RB)
4.000%, 06/01/41	1,075	1,026,320
Washington Suburban Sanitary Commission (RB) Series 2ND
4.000%, 06/01/41	1,300	1,241,131
TOTAL MARYLAND		7,911,808
MASSACHUSETTS — (3.5%)
City of Peabody (GO)
4.000%, 07/10/26	1,500	1,517,950
City of Quincy (GO)
5.000%, 07/24/26	2,312	2,367,143
Commonwealth of Massachusetts (GO) Series A
5.000%, 01/01/43	3,900	3,931,289
Commonwealth of Massachusetts (GO) Series D
4.000%, 02/01/37	1,280	1,273,312
4.000%, 05/01/39	815	792,775
Commonwealth of Massachusetts Transportation Fund Revenue (RB) Series A
5.000%, 06/01/41	2,000	2,021,808
Massachusetts Development Finance Agency (RB) Series A
4.000%, 07/15/36	2,000	1,961,171
Massachusetts Development Finance Agency (RB) Series G
5.000%, 07/01/33	325	348,533
5.000%, 07/01/38	1,035	1,071,180
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Development Finance Agency (RB) Series I
5.000%, 07/01/29	1,060	$1,075,341
5.000%, 10/01/29	150	162,021
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/30	775	833,003
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/44	525	522,490
TOTAL MASSACHUSETTS		17,878,016
MICHIGAN — (2.6%)
Central Michigan University (RB)
4.000%, 10/01/35	450	454,519
4.000%, 10/01/36	470	470,335
Chippewa Valley Schools (GO) (Q-SBLF)
5.000%, 05/01/26	385	392,031
City of Dearborn Heights (GO) (BAM)
3.000%, 05/01/27	855	858,066
City of Saginaw Water Supply System Revenue (RB) (AG)
4.000%, 07/01/29	510	528,557
Eastern Michigan University (RB) (BAM) Series A
5.000%, 03/01/31	645	661,932
4.000%, 03/01/34	320	320,946
Farmington Public School District (GO) (BAM)
3.375%, 05/01/34	250	243,709
Ferris State University (RB)
5.000%, 10/01/27	550	564,737
Grand Traverse County Hospital Finance Authority (RB)
5.000%, 07/01/29	230	247,787
Karegnondi Water Authority (RB)
5.000%, 11/01/29	535	557,998
Michigan Finance Authority (RB)
5.000%, 11/15/27	1,375	1,413,066
4.000%, 11/15/35	295	285,326
5.000%, 11/15/37	1,485	1,502,306

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
Michigan Finance Authority (RB) Series 2013-2
4.000%, 12/01/35	1,975	$1,944,326
Michigan Finance Authority (RB) Series 2016MI
5.000%, 12/01/34	1,735	1,753,292
Michigan Finance Authority (RB) Series A-MI
5.000%, 12/01/35	755	775,415
Wayne County Airport Authority (RB) Series A
5.000%, 12/01/40	500	518,565
TOTAL MICHIGAN		13,492,913
MINNESOTA — (0.1%)
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	230	238,062
Southern Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/35	75	75,687
TOTAL MINNESOTA		313,749
MISSISSIPPI — (0.4%)
Mississippi Development Bank (RB) Series A
5.000%, 04/01/28	635	642,050
State of Mississippi (GO) Series C
4.000%, 10/01/37	1,500	1,472,947
TOTAL MISSISSIPPI		2,114,997
MISSOURI — (0.9%)
City of St. Charles (COP) Series B
3.000%, 02/01/37	440	387,553
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 11/15/29	500	535,682
4.000%, 07/01/34	510	518,163
5.000%, 11/15/38	1,070	1,097,054
Jefferson County Consolidated School District No. 6 (GO) Series A
3.000%, 03/01/34	140	130,463
Kansas City Industrial Development Authority (RB) Series B
5.000%, 03/01/30	15	16,389
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
5.000%, 03/01/33	450	$483,145
Stone County Reorganized School District No. 4 Reeds Spring (GO)
4.000%, 03/01/34	1,195	1,197,299
University City School District (GO)
5.000%, 02/15/26	175	177,099
TOTAL MISSOURI		4,542,847
MONTANA — (0.1%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	500	499,858
NEBRASKA — (0.5%)
Public Power Generation Agency (RB)
5.000%, 01/01/37	1,500	1,519,781
5.000%, 01/01/41	1,000	1,011,021
TOTAL NEBRASKA		2,530,802
NEVADA — (2.3%)
City of North Las Vegas (GO) (BAM)
5.000%, 06/01/28	560	597,577
Clark County School District (GO) Series A
5.000%, 06/15/28	615	640,866
Clark County School District (GO) Series D
5.000%, 06/15/28	1,670	1,684,679
Clark County School District (GO) (AG) Series A
4.000%, 06/15/40	395	368,191
Clark County Water Reclamation District (GO)
4.000%, 07/01/33	3,490	3,504,479
County of Clark (GO) Series C
4.000%, 07/01/32	1,340	1,354,321
County of Clark Department of Aviation (RB) Series B
5.000%, 07/01/32	455	485,606
5.000%, 07/01/40	500	510,262
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/32	320	341,525

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEVADA — (Continued)
Las Vegas Convention & Visitors Authority (RB) Series A
5.000%, 07/01/40	365	$380,884
Las Vegas Convention & Visitors Authority (RB) Series C
4.000%, 07/01/35	1,345	1,345,846
Nevada System of Higher Education (RB)
3.000%, 07/01/32	275	266,297
Washoe County School District (GO) (BAM)
5.000%, 10/01/25	365	366,454
TOTAL NEVADA		11,846,987
NEW JERSEY — (2.1%)
City of Summit (GO)
4.000%, 07/16/26	495	501,622
City of Vineland (GO) (AG)
3.000%, 10/01/28	515	515,905
Gloucester County Improvement Authority (RB) (BAM)
5.000%, 07/01/32	145	157,412
New Brunswick Parking Authority (RB) (BAM)
5.000%, 09/01/27	325	325,625
New Jersey Educational Facilities Authority (RB) (AG) Series A
5.000%, 07/01/33	300	309,137
New Jersey Educational Facilities Authority (RB) (AG) Series C
5.000%, 07/01/28	100	105,747
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 07/01/28	155	156,143
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	700	774,420
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	865	762,004
Passaic Valley Sewerage Commission (RB) (AG) Series J
3.000%, 12/01/32	750	724,223
State of New Jersey (GO) Series A
4.000%, 06/01/31	345	365,711
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
Township of East Brunswick (GO)
4.000%, 07/14/26	3,600	$3,644,476
Township of Gloucester (GO) Series A
4.000%, 07/21/26	2,500	2,531,786
TOTAL NEW JERSEY		10,874,211
NEW MEXICO — (0.3%)
New Mexico Hospital Equipment Loan Council (RB) Series A
4.000%, 08/01/36	1,785	1,732,457
NEW YORK — (3.9%)
City of Auburn (GO)
4.000%, 08/13/26	1,250	1,266,361
City of New York (GO) Series E-5
2.750%, 03/01/48	570	570,000
City of New York (GO) Series F-5
2.800%, 06/01/44	765	765,000
City of North Tonawanda (GO)
4.375%, 05/15/26	1,000	1,011,542
Holland Patent Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 07/15/26	1,000	1,010,788
Holley Central School District (GO) (ST AID WITHHLDG) Series A
3.750%, 06/23/26	910	918,934
Metropolitan Transportation Authority (RB) Series C-1
5.250%, 11/15/29	825	829,115
5.000%, 11/15/30	1,015	1,073,611
Monroe County Industrial Development Corp. (RB)
5.000%, 07/01/27	150	155,629
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/25	715	718,451
5.000%, 12/01/28	315	333,899
New York City Industrial Development Agency (RB) (AG) Series A
3.000%, 01/01/33	500	472,124

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York Convention Center Development Corp. (RB)
5.000%, 11/15/35	1,020	$1,022,536
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/36	2,000	2,034,083
5.000%, 03/15/42	1,995	2,019,196
North Syracuse Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 07/31/26	2,500	2,531,395
South Orangetown Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/05/26	1,900	1,925,243
Southampton Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/26	1,250	1,263,979
TOTAL NEW YORK		19,921,886
NORTH CAROLINA — (2.3%)
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	1,610	1,616,759
Charlotte-Mecklenburg Hospital Authority (RB) Series H
2.850%, 01/15/48	4,355	4,355,000
City of Charlotte Airport Revenue (RB) Series A
5.000%, 07/01/41	1,460	1,519,676
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	490	486,441
North Carolina Medical Care Commission (RB) Series A
5.000%, 06/01/26	680	693,253
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/29	425	458,106
North Carolina Turnpike Authority (RB) (AG)
5.000%, 01/01/38	1,000	1,027,508
5.000%, 01/01/39	1,415	1,428,934
TOTAL NORTH CAROLINA		11,585,677
	Face Amount	Value†
	(000)
NORTH DAKOTA — (0.2%)
City of Fargo (GO) Series H
4.000%, 05/01/43	1,000	$913,914
City of Grand Forks (RB)
5.000%, 12/01/29	250	263,561
TOTAL NORTH DAKOTA		1,177,475
OHIO — (1.5%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/29	235	248,221
City of Cleveland Airport System Revenue (RB) Series A
5.000%, 01/01/28	1,080	1,136,663
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	191,278
Cleveland Municipal School District (GO) (SD CRED PROG)
5.000%, 12/01/25	715	720,288
Cleveland State University (RB) (BAM) Series C
5.000%, 06/01/28	500	530,882
County of Montgomery (RB)
5.000%, 08/01/28	370	391,611
4.000%, 08/01/39	600	577,872
4.000%, 08/01/40	500	472,795
Ohio Higher Educational Facility Commission (RB)
4.000%, 05/01/40	10	9,062
2.750%, 01/01/43	3,160	3,160,000
Ohio Higher Educational Facility Commission (RB) Series B
5.000%, 12/01/26	335	346,015
TOTAL OHIO		7,784,687
OKLAHOMA — (0.6%)
City of Oklahoma City (GO)
2.000%, 03/01/26	2,000	1,985,097
Oklahoma Development Finance Authority (RB) Series B
4.000%, 06/01/29	770	776,957
University of Oklahoma (RB) Series C
5.000%, 07/01/27	275	280,206
TOTAL OKLAHOMA		3,042,260

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (0.4%)
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	215	$223,105
Metro (RB)
5.000%, 06/15/30	225	233,126
Oregon State Facilities Authority (RB) Series B
2.700%, 08/01/34	900	900,000
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	575	581,870
5.000%, 05/15/37	200	205,203
TOTAL OREGON		2,143,304
PENNSYLVANIA — (2.9%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,250	1,300,580
5.000%, 04/01/36	430	439,265
4.000%, 07/15/38	1,125	1,048,574
Butler Area Sewer Authority (RB) (BAM) Series A
¤ 2.000%, 07/01/29 (Pre-refunded @ $100, 1/1/26)	300	299,131
Chester County School Authority (RB)
5.000%, 03/01/28	320	324,290
City of Philadelphia (GO) Series A
4.000%, 05/01/38	810	772,358
City of Philadelphia (GO) Series B
5.000%, 02/01/37	515	537,367
City of Philadelphia Airport Revenue (RB) Series A
4.000%, 07/01/39	1,000	962,306
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	248,307
County of Westmoreland (GO) Series A
5.000%, 08/15/29	530	563,294
Derry Township Industrial & Commercial Development Authority (RB)
4.000%, 11/15/29	400	413,123
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	530,752
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Montgomery County Higher Education & Health Authority (RB) Series A
5.000%, 09/01/27	955	$998,856
Pennsylvania Economic Development Financing Authority (RB) Series 2025B
5.000%, 03/15/26	200	202,590
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/29	245	247,267
5.000%, 05/01/34	1,270	1,274,833
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	1,585	1,607,765
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/37	1,250	1,316,255
Philadelphia Gas Works Co. (RB) (AG) Series A
5.000%, 08/01/28	250	267,265
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/30	475	520,935
5.000%, 09/01/31	780	859,639
Pittsburgh Water & Sewer Authority (RB) (AG) Series B
5.000%, 09/01/28	245	263,013
TOTAL PENNSYLVANIA		14,997,765
RHODE ISLAND — (0.0%)
City of Providence (GO) Series A
5.000%, 01/15/26	185	186,664
SOUTH CAROLINA — (1.7%)
College of Charleston (RB) Series A
3.000%, 04/01/32	750	731,077
Orangeburg County School District (GO)
5.000%, 08/13/26	1,500	1,534,992
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	460	460,776
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	500	504,769

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
South Carolina Jobs-Economic Development Authority (RB) Series A
5.250%, 11/01/43	1,235	$1,268,704
South Carolina Public Service Authority (RB) Series A
5.000%, 12/01/37	380	379,990
4.000%, 12/01/40	1,095	1,016,102
5.000%, 12/01/44	180	181,131
York County School District No. 1 (GO)
4.000%, 07/30/26	2,500	2,535,090
TOTAL SOUTH CAROLINA		8,612,631
SOUTH DAKOTA — (0.2%)
City of Sioux Falls Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	860	886,661
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	130	127,754
TOTAL SOUTH DAKOTA		1,014,415
TENNESSEE — (2.6%)
Chattanooga Health Educational & Housing Facility Board (RB) Series A-1
5.000%, 08/01/25	1,050	1,050,000
County of Williamson (GO)
4.000%, 04/01/42	1,000	952,534
Greeneville Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	665	696,524
Knox County Health Educational & Housing Facility Board (RB) Series A
5.000%, 01/01/33	760	773,810
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/29	1,500	1,615,423
5.000%, 07/01/30	225	228,118
5.000%, 07/01/31	1,240	1,350,487
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,085	$1,107,988
4.000%, 07/01/37	3,000	2,959,074
Metropolitan Government of Nashville & Davidson County (GO) Series C
4.000%, 01/01/44	3,000	2,729,621
TOTAL TENNESSEE		13,463,579
TEXAS — (17.1%)
Arlington Higher Education Finance Corp. (RB) (PSF-GTD) Series A
5.000%, 08/15/28	300	321,602
Austin Independent School District (GO)
5.000%, 08/01/41	1,475	1,529,011
Austin Independent School District (GO) (PSF-GTD)
4.000%, 08/01/44	1,440	1,314,597
Bexar County Hospital District (GO)
5.000%, 02/15/27	565	585,122
5.000%, 02/15/42	280	283,999
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	255	255,712
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	518,372
4.000%, 01/01/40	755	708,188
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	1,310	1,349,278
City of Austin (GO)
5.000%, 09/01/44	440	449,039
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	525	535,255
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/43	250	255,302
5.000%, 11/15/44	165	167,577
City of Celina (GO)
4.125%, 09/01/25	1,000	1,001,165
City of El Paso (GO)
5.000%, 08/15/27	200	209,339
City of El Paso (GO) Series A
5.000%, 08/15/26	1,075	1,101,325

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/45	735	$741,709
City of Fort Worth (GO)
4.000%, 03/01/29	2,400	2,414,250
City of Grand Prairie (GO)
5.000%, 02/15/44	1,200	1,236,820
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	512,888
City of Irving (GO)
5.000%, 09/15/26	240	246,482
City of League City (GO)
4.000%, 02/15/28	160	162,877
City of Mount Pleasant (GO) (AG)
5.000%, 05/15/29	390	418,715
5.000%, 05/15/30	415	450,617
City of Odessa (GO)
5.000%, 03/01/29	225	235,559
City of Plano (GO)
5.000%, 09/01/35	2,045	2,049,124
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/35	1,000	1,022,591
4.000%, 02/01/36	1,270	1,262,948
City of San Antonio Electric & Gas Systems Revenue (RB) Series A
5.250%, 02/01/44	1,200	1,243,639
City of Seguin (GO)
5.000%, 09/01/43	1,750	1,777,637
Clear Creek Independent School District (GO) (PSF-GTD)
5.000%, 02/15/33	1,250	1,282,595
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,280	1,296,562
College Station Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	1,565	1,678,163
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/32	4,020	4,063,816
5.000%, 02/15/43	735	760,129
5.000%, 02/15/44	2,000	2,038,300
County of Bexar (GO)
4.000%, 06/15/26	600	608,128
	Face Amount	Value†
	(000)
TEXAS — (Continued)
County of Fort Bend Toll Road Revenue (RB) (AG)
5.000%, 03/01/26	250	$253,313
5.000%, 03/01/27	605	627,166
County of Harris (GO)
5.000%, 09/15/42	2,715	2,820,749
County of Harris (GO) Series A
5.000%, 10/01/26	805	808,286
County of Hidalgo (GO)
5.000%, 08/15/26	140	143,152
5.000%, 08/15/27	120	125,380
County of Midland (GO)
5.000%, 02/15/42	1,110	1,134,552
County of Montgomery (GO)
5.000%, 03/01/31	3,000	3,035,199
County of Travis (GO)
5.000%, 03/01/27	835	868,765
Dallas College (GO)
5.000%, 02/15/35	1,765	1,766,041
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	810	820,167
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/30	35	38,767
4.000%, 11/01/39	495	477,034
Dallas Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/44	230	236,039
El Paso County Hospital District (GO) (AG)
5.000%, 02/15/26	300	303,708
5.000%, 02/15/27	195	201,309
Forney Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	585	612,648
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	223,799
Fort Bend County Municipal Utility District No. 57 (GO) (AG)
2.000%, 04/01/28	350	335,559
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/43	2,950	3,037,152

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Greater Greenspoint Redevelopment Authority (TAN) (AG)
4.000%, 09/01/34	285	$288,129
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/28	790	836,768
5.000%, 07/01/28	445	473,000
5.000%, 05/15/31	530	564,403
3.000%, 10/01/40	100	81,303
Harris County Flood Control District (GO) Series A
5.000%, 10/01/27	315	331,912
Houston Community College System (RB)
5.000%, 04/15/26	1,230	1,232,319
Irving Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	195	206,727
5.000%, 02/15/43	2,500	2,563,614
Klein Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/01/33	2,000	2,000,000
Lower Colorado River Authority (RB)
5.000%, 05/15/39	1,205	1,244,234
5.000%, 05/15/41	735	748,901
5.000%, 05/15/43	635	646,661
5.000%, 05/15/44	310	314,631
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/38	450	467,597
Marble Falls Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,125	1,191,593
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/27	475	499,268
Permanent University Fund - University of Texas System (RB) Series A
4.000%, 07/01/42	2,480	2,257,979
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	99,955
Port Freeport (RB) Series B
5.000%, 06/01/29	350	367,081
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Roma Independent School District (GO) (PSF-GTD)
4.000%, 02/15/26	540	$543,996
San Antonio Independent School District (GO) (PSF-GTD)
4.000%, 08/15/43	500	457,381
State of Texas (GO) Series A
5.000%, 10/01/31	1,050	1,097,916
4.000%, 10/01/36	1,750	1,734,036
State of Texas (GO) Series B
5.000%, 08/01/39	1,000	1,000,471
5.000%, 08/01/40	1,865	1,865,772
Stephen F Austin State University (RB)
5.000%, 10/15/29	350	358,983
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/44	1,515	1,532,772
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series A
4.000%, 02/15/35	1,750	1,727,765
Texas Municipal Power Agency (RB) (AG)
3.000%, 09/01/32	200	192,033
Texas Tech University System (RB) Series A
5.000%, 02/15/42	350	366,110
Texas Transportation Commission (GO)
5.000%, 04/01/43	1,075	1,112,463
Timber Lane Utility District (GO) (AG) Series A
4.000%, 08/01/26	365	369,628
Town of Prosper (GO)
5.000%, 02/15/37	1,530	1,644,584
University of North Texas System (RB) Series A
5.000%, 04/15/27	500	520,479
Waco Educational Finance Corp. (RB)
5.000%, 03/01/36	285	303,861
Waco Educational Finance Corp. (RB) Series A
5.000%, 03/01/35	720	763,794
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/42	1,750	1,815,921
TOTAL TEXAS		87,781,257

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
UTAH — (0.6%)
County of Uintah (GO)
¤ 4.000%, 12/15/28 (Pre-refunded @ $100, 6/15/26)	750	$759,778
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/43	450	460,299
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/28	440	473,824
Utah Associated Municipal Power Systems (RB) Series B
5.000%, 09/01/35	995	1,027,981
Utah Transit Authority (RB)
5.000%, 12/15/26	260	268,909
TOTAL UTAH		2,990,791
VIRGINIA — (0.0%)
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/29	200	213,196
WASHINGTON — (12.5%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	805	810,142
¤ 4.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	1,050	1,054,113
City of Kirkland (GO)
5.000%, 12/01/43	2,725	2,841,527
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/25	1,255	1,262,617
5.000%, 11/01/26	750	773,417
City of Seattle (GO)
4.000%, 12/01/32	375	375,093
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/29	480	526,059
4.000%, 04/01/33	960	963,829
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/28	1,115	1,183,427
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	$171,773
City of Tacoma Sewer Revenue (RB)
4.000%, 12/01/35	1,475	1,458,058
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/40	2,090	2,225,140
County of King Sewer Revenue (RB) Series A
4.000%, 07/01/36	3,050	3,051,009
4.000%, 07/01/39	2,000	1,914,311
Energy Northwest (RB)
4.000%, 07/01/27	400	400,263
Energy Northwest (RB) Series A
5.000%, 07/01/36	1,815	1,899,817
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/26	520	537,329
5.000%, 12/01/42	1,195	1,244,737
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/26	1,650	1,663,013
4.125%, 12/01/43	2,660	2,454,446
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
4.000%, 12/01/33	1,150	1,163,320
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
4.000%, 12/01/31	4,270	4,291,806
Klickitat County Public Utility District No. 1 (RB) (AG) Series A
5.000%, 12/01/28	275	295,226
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	635	655,738
Pierce County School District No. 403 Bethel (GO) (SCH BD GTY)
5.000%, 12/01/42	3,000	3,136,026

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Snohomish County Public Utility District No. 1 Electric System Revenue (RB) Series A
5.000%, 12/01/28	1,145	$1,237,535
Snohomish County School District No. 103 Monroe (GO) (SCH BD GTY)
5.000%, 12/01/28	545	589,227
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/27	2,380	2,395,437
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY)
4.000%, 12/01/44	1,920	1,687,972
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY) Series B
4.000%, 12/01/30	1,690	1,729,267
State of Washington (GO) Series B
5.000%, 08/01/41	1,430	1,445,864
State of Washington (GO) Series 2016-B
5.000%, 08/01/40	1,215	1,215,000
State of Washington (GO) Series A
5.000%, 08/01/42	2,500	2,522,019
State of Washington (GO) Series A-1
5.000%, 08/01/26	1,300	1,300,000
State of Washington (GO) Series B
5.000%, 08/01/29	995	1,017,044
State of Washington (GO) Series C
5.000%, 06/01/29	1,045	1,064,557
5.000%, 02/01/44	1,200	1,215,134
State of Washington (GO) Series D
5.000%, 02/01/41	2,655	2,669,840
5.000%, 02/01/42	240	241,616
State of Washington (GO) Series R-2024C
5.000%, 08/01/40	1,325	1,408,512
State of Washington (GO) Series R-2025C
5.000%, 07/01/39	2,500	2,675,129
State of Washington (GO) Series R-2025E
5.000%, 08/01/28	200	214,530
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (COP) Series D
5.000%, 07/01/40	630	$647,324
Washington Health Care Facilities Authority (RB)
5.000%, 09/01/40	750	760,261
Washington Health Care Facilities Authority (RB) Series A
5.000%, 03/01/40	395	412,751
Washington Health Care Facilities Authority (RB) Series A-1
5.000%, 08/01/25	35	35,000
Washington Health Care Facilities Authority (RB) Series B
5.000%, 08/15/35	1,000	1,010,275
TOTAL WASHINGTON		63,846,530
WEST VIRGINIA — (0.2%)
State of West Virginia (GO) Series B
5.000%, 06/01/41	450	457,153
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 09/01/32	440	456,285
TOTAL WEST VIRGINIA		913,438
WISCONSIN — (3.3%)
City of Kaukauna Electric System Revenue (RB) (AG)
4.000%, 12/15/30	800	823,229
City of Kenosha (GO) Series A
4.000%, 09/01/25	615	615,667
City of Milwaukee (GO) Series B-3
3.000%, 03/01/30	610	598,980
City of Milwaukee (GO) Series N4 & B5
5.000%, 04/01/26	630	639,047
4.000%, 04/01/28	425	428,125
City of Milwaukee Sewerage System Revenue (RB) Series S-2
5.000%, 06/01/27	325	338,013
City of Waukesha (GO) Series C
5.000%, 10/01/26	290	297,625

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/26	880	$905,807
Platteville School District (GO)
5.000%, 03/01/31	565	617,464
Public Finance Authority (RB) Series A
4.000%, 07/01/38	675	646,918
4.000%, 07/01/39	675	635,303
State of Wisconsin (GO) Series 1
5.000%, 05/01/38	1,205	1,304,736
State of Wisconsin (GO) Series A
5.000%, 05/01/41	1,100	1,149,724
5.000%, 05/01/43	4,000	4,147,977
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	765	803,811
5.000%, 07/01/34	795	810,999
Wisconsin Health & Educational Facilities Authority (RB) Series A
4.000%, 10/15/33	1,345	1,359,368
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	$608,334
TOTAL WISCONSIN		16,731,127
TOTAL MUNICIPAL BONDS (Cost $522,069,158)		508,178,240
COMMERCIAL PAPER — (0.8%)
County of Maricopa
3.000%, 09/18/25	474	474,056
2.900%, 11/05/25	2,000	1,999,710
Minnesota Agricultural & Economic Development Board
3.350%, 09/03/25	1,538	1,538,114
TOTAL COMMERCIAL PAPER (Cost $4,012,000)		4,011,880
TOTAL INVESTMENTS — (100.0%)
(Cost $526,081,158)^^		$512,190,120
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$508,178,240	—	$508,178,240
Commercial Paper	—	4,011,880	—	4,011,880
Total Investments in Securities	—	$512,190,120	—	$512,190,120

DFA Short-Term Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (98.9%)
ALABAMA — (0.4%)
UAB Medicine Finance Authority (RB) Series B
5.000%, 09/01/25	760	$761,307
ALASKA — (1.8%)
Alaska Municipal Bond Bank Authority (RB) Series THREE
5.000%, 10/01/26	115	118,211
Borough of Matanuska-Susitna (GO) Series B
5.000%, 11/01/26	1,600	1,646,955
State of Alaska (GO) Series A
5.000%, 08/01/25	1,490	1,490,000
State of Alaska International Airports System (RB) Series A
5.000%, 10/01/26	70	71,914
5.000%, 10/01/27	200	210,315
TOTAL ALASKA		3,537,395
ARIZONA — (0.6%)
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	170	170,874
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/26	150	153,479
5.000%, 07/01/27	330	345,866
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series A
5.000%, 07/01/26	75	76,739
5.000%, 07/01/27	260	272,501
Northern Arizona University (COP) (AG)
5.000%, 09/01/25	250	250,504
TOTAL ARIZONA		1,269,963
ARKANSAS — (0.1%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/27	150	156,859
	Face Amount^	Value†
	(000)
CALIFORNIA — (1.1%)
City of Los Angeles (RN)
5.000%, 06/25/26	1,085	$1,111,056
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/34	1,000	1,012,089
TOTAL CALIFORNIA		2,123,145
COLORADO — (1.0%)
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	75	75,656
5.000%, 12/15/26	680	703,518
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	360	363,447
City & County of Denver Airport System Revenue (RB) Series C
5.000%, 11/15/25	570	573,955
El Paso County School District No. 20 Academy (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	350	353,089
TOTAL COLORADO		2,069,665
CONNECTICUT — (1.3%)
Connecticut State Health & Educational Facilities Authority (RB) Series M
5.000%, 07/01/27	600	611,467
State of Connecticut (GO) Series F
5.000%, 11/15/26	1,000	1,032,679
Town of Madison (GO)
3.500%, 12/18/25	890	892,986
TOTAL CONNECTICUT		2,537,132
DISTRICT OF COLUMBIA — (0.7%)
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/29	1,410	1,466,743

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
FLORIDA — (11.0%)
Brevard County School District (COP) Series A
5.000%, 07/01/27	565	$590,506
5.000%, 07/01/28	440	469,726
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/25	830	831,710
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/26	105	108,030
5.000%, 10/01/27	50	52,675
5.000%, 10/01/32	160	160,636
County of Broward Water & Sewer Utility Revenue (RB) Series A
5.000%, 10/01/30	1,630	1,636,173
County of Miami-Dade (GO) Series A
5.000%, 07/01/26	1,100	1,125,579
5.000%, 07/01/27	115	120,478
County of Miami-Dade Aviation Revenue (RB) Series B
5.000%, 10/01/25	585	587,308
County of Miami-Dade Transit System (RB)
5.000%, 07/01/26	2,000	2,043,457
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/26	120	123,477
4.000%, 10/01/28	1,685	1,689,875
Duval County Public Schools (COP) (AG) Series A
5.000%, 07/01/27	90	94,166
Florida Development Finance Corp. (RB) Series A
5.000%, 08/01/25	200	200,000
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,500	1,502,897
Fort Pierce Utilities Authority (RB) (AG) Series A
5.000%, 10/01/25	105	105,381
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	665	666,086
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Manatee County School District (COP) (AG) Series 2025A
5.000%, 07/01/26	40	$40,897
5.000%, 07/01/27	35	36,660
Miami Beach Redevelopment Agency (TAN) (AG)
5.000%, 02/01/26	90	91,055
5.000%, 02/01/27	120	124,065
Miami-Dade County Expressway Authority (RB) (BAM) Series B
5.000%, 07/01/26	995	996,559
School Board of Miami-Dade County (COP) Series D
5.000%, 02/01/29	380	383,813
School District of Broward County (RN)
4.000%, 06/25/26	2,000	2,024,868
School District of Broward County (GO) (AG)
5.000%, 07/01/27	260	271,837
School District of Broward County (COP) (AG) Series A
5.000%, 07/01/26	1,630	1,664,914
St. Lucie County School Board (RB) (AG)
5.000%, 10/01/25	1,360	1,364,859
State of Florida (GO) Series A
5.000%, 06/01/26	815	832,244
5.000%, 07/01/26	130	133,023
5.000%, 07/01/27	250	262,148
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
5.000%, 07/01/26	939	960,475
5.000%, 07/01/27	67	70,221
Tampa Bay Water (RB)
5.000%, 10/01/26	655	673,750
TOTAL FLORIDA		22,039,548
GEORGIA — (0.3%)
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	550	556,391

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
HAWAII — (0.2%)
State of Hawaii (GO) Series FH
5.000%, 10/01/25	390	$391,572
ILLINOIS — (4.4%)
Chicago Park District (GO) Series C
5.000%, 01/01/26	210	211,895
Chicago Transit Authority Sales Tax Receipts Fund (RB) Series A
5.000%, 12/01/25	55	55,427
City of Springfield (GO)
5.000%, 12/01/25	250	251,706
Cook County Community Consolidated School District No. 64 Park Ridge-Niles (GO)
5.000%, 12/01/25	1,030	1,037,860
Cook County School District No. 57 Mount Prospect (GO)
5.000%, 12/01/25	275	277,009
County of Cook (GO) Series A
5.000%, 11/15/25	610	613,770
5.000%, 11/15/26	790	812,661
DuPage County Forest Preserve District (GO)
5.000%, 11/01/25	260	261,425
5.000%, 11/01/26	50	51,428
Elmhurst Park District (GO)
5.000%, 12/15/25	90	90,763
5.000%, 12/15/26	30	30,970
5.000%, 12/15/27	55	58,078
Grundy Kendall & Will Counties Community High School District No. 111 Minooka (GO)
5.000%, 12/01/27	170	179,126
Illinois Finance Authority (RB) Series A
5.000%, 08/15/26	610	623,275
Illinois State Toll Highway Authority (RB) Series A
5.000%, 12/01/31	520	523,535
5.000%, 12/01/32	890	895,619
Metropolitan Water Reclamation District of Greater Chicago (GO) Series C
5.000%, 12/01/25	340	342,652
	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Morgan County School District No. 117 Jacksonville (GO) (AG)
5.000%, 01/01/26	500	$504,387
State of Illinois (GO) Series A
5.000%, 10/01/25	810	812,982
State of Illinois (GO) Series B
5.000%, 10/01/27	515	537,527
Village of Rosemont (GO) (BAM)
5.000%, 12/01/25	615	619,549
TOTAL ILLINOIS		8,791,644
INDIANA — (0.2%)
East Allen Multi School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/27	100	104,453
Indiana Municipal Power Agency (RB) (AG) Series A
5.000%, 01/01/26	275	277,677
Westfield-Washington Multi-School Building Corp. (RB) (BAM ST INTERCEPT) Series B
5.000%, 01/15/26	100	100,918
TOTAL INDIANA		483,048
KANSAS — (1.0%)
City of Olathe (GO) Series A
5.000%, 09/01/26	1,500	1,535,952
Sedgwick County Unified School District No. 261 Haysville (GO) (AG) Series A
5.000%, 11/01/26	525	540,452
TOTAL KANSAS		2,076,404
KENTUCKY — (1.1%)
Kentucky Asset Liability Commission (RB) Series A
5.000%, 09/01/25	850	851,679
Kentucky State Property & Building Commission (RB) Series B
5.000%, 08/01/25	1,370	1,370,000
TOTAL KENTUCKY		2,221,679

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
LOUISIANA — (0.1%)
Louisiana Public Facilities Authority (RB) Series 2025-A
5.000%, 05/15/27	110	$114,140
MARYLAND — (1.8%)
Maryland Health & Higher Educational Facilities Authority (RB)
5.000%, 07/01/26	1,250	1,274,717
Maryland Health & Higher Educational Facilities Authority (RB) Series 2025A
5.000%, 07/01/26	60	61,258
5.000%, 07/01/27	45	46,945
Maryland Health & Higher Educational Facilities Authority (RB) Series B
2.700%, 06/01/46	1,690	1,690,000
State of Maryland (GO) Series A
5.000%, 08/01/26	480	492,406
TOTAL MARYLAND		3,565,326
MASSACHUSETTS — (1.3%)
City of Fall River (GO)
4.000%, 01/30/26	545	548,432
City of Peabody (GO)
4.000%, 07/10/26	1,000	1,011,967
City of Quincy (GO)
5.000%, 07/24/26	660	675,742
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/26	55	56,049
5.000%, 07/01/27	70	72,590
Town of Easton (GO)
4.000%, 03/05/26	217	218,683
TOTAL MASSACHUSETTS		2,583,463
MICHIGAN — (1.1%)
Birmingham City School District (GO)
5.000%, 05/01/26	150	152,656
5.000%, 05/01/27	360	375,384
Chippewa Valley Schools (GO) (Q-SBLF)
5.000%, 05/01/26	290	295,296
Farmington Public School District (GO)
5.000%, 05/01/26	65	66,151
	Face Amount^	Value†
	(000)
MICHIGAN — (Continued)
Grandville Public Schools (GO) (AG)
5.000%, 05/01/26	65	$66,151
5.000%, 05/01/27	70	72,893
Northern Michigan University (RB)
5.000%, 06/01/26	500	509,245
Portage Public Schools (GO) (BAM)
6.000%, 11/01/25	135	136,121
6.000%, 11/01/26	55	57,381
6.000%, 11/01/27	30	32,282
South Lyon Community Schools (GO)
5.000%, 05/01/26	370	376,746
TOTAL MICHIGAN		2,140,306
MINNESOTA — (0.5%)
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	290	293,543
Cook County Independent School District No. 166 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	120	121,394
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	200	202,403
State of Minnesota (GO) Series B
4.000%, 08/01/32	440	440,218
TOTAL MINNESOTA		1,057,558
MISSOURI — (0.3%)
Stone County Reorganized School District No. 4 Reeds Spring (GO)
4.000%, 03/01/34	555	556,068
NEBRASKA — (0.2%)
City of Gretna (COP)
5.000%, 12/15/25	380	380,534
NEVADA — (2.2%)
Clark County School District (GO) Series B
5.000%, 06/15/26	220	224,482
Clark County School District (GO) Series C
5.000%, 06/15/26	1,160	1,170,199

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEVADA — (Continued)
Clark County Water Reclamation District (GO)
4.000%, 07/01/33	625	$627,593
4.000%, 07/01/34	200	200,536
County of Clark (GO)
5.000%, 12/01/25	320	322,585
5.000%, 07/01/27	1,770	1,855,100
TOTAL NEVADA		4,400,495
NEW HAMPSHIRE — (0.6%)
County of Merrimack (GO)
4.000%, 12/26/25	1,200	1,206,200
NEW JERSEY — (6.6%)
City of Hoboken (GO) Series A
4.000%, 03/10/26	1,095	1,103,834
City of Jersey City (GO) Series D
4.500%, 10/22/25	745	747,728
City of Plainfield (GO)
4.000%, 08/07/25	1,250	1,250,275
City of Summit (GO)
4.000%, 07/16/26	190	192,542
County of Hudson (GO)
4.000%, 02/26/26	1,105	1,113,263
Essex County Improvement Authority (RN)
5.000%, 03/17/26	240	243,531
New Jersey Educational Facilities Authority (RB) Series A
5.000%, 08/01/25	380	380,000
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 09/15/25	500	501,447
5.000%, 07/01/28	1,070	1,077,893
Township of East Brunswick (GO)
4.000%, 07/14/26	1,500	1,518,532
Township of Gloucester (GO) Series A
4.000%, 07/21/26	1,350	1,367,165
Township of Lakewood (GO)
4.000%, 12/18/25	570	572,682
Township of Livingston (GO)
4.000%, 12/05/25	2,000	2,008,362
	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Township of South Brunswick (GO) Series A
4.000%, 10/21/25	1,250	$1,253,227
TOTAL NEW JERSEY		13,330,481
NEW MEXICO — (0.1%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series B
5.000%, 08/01/26	170	173,953
NEW YORK — (7.9%)
Amherst Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/05/26	1,250	1,267,719
Averill Park Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	1,000	1,011,036
Bath Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	1,000	1,009,450
City of Lackawanna (GO)
4.000%, 05/01/26	500	504,529
City of New York (GO) Series A-1
5.000%, 08/01/27	400	420,459
4.000%, 08/01/32	645	646,871
City of North Tonawanda (GO)
4.375%, 05/15/26	400	404,617
Connetquot Central School District of Islip (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	900	911,192
East Greenbush Central School District (GO) (ST AID WITHHLDG)
3.500%, 12/11/25	400	401,139
Holland Patent Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 07/15/26	1,000	1,010,788
Kendall Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/19/26	500	506,525
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/28	895	899,533

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
5.250%, 11/15/29	375	$376,871
New Hartford Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	750	758,427
New York State Dormitory Authority (RB)
5.000%, 07/01/26	65	66,404
New York State Dormitory Authority (RB) Series A
5.000%, 07/01/30	675	675,426
North Syracuse Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 07/31/26	1,000	1,012,558
Scotia-Glenville Central School District (GO) (ST AID WITHHLDG)
4.000%, 07/31/26	1,000	1,013,015
South Orangetown Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/05/26	1,100	1,114,614
Town of Monroe (GO)
4.000%, 08/01/25	1,000	1,000,000
Town of North Hempstead (GO) Series B
4.000%, 09/19/25	200	200,374
Town of Oyster Bay (GO)
4.000%, 08/21/25	600	600,430
TOTAL NEW YORK		15,811,977
NORTH CAROLINA — (3.0%)
Charlotte-Mecklenburg Hospital Authority (RB) Series C
2.850%, 01/15/37	755	755,000
Charlotte-Mecklenburg Hospital Authority (RB) Series G
2.850%, 01/15/48	2,335	2,335,000
Charlotte-Mecklenburg Hospital Authority (RB) Series H
2.850%, 01/15/48	2,590	2,590,000
North Carolina Medical Care Commission (RB) Series A
5.000%, 06/01/26	410	417,991
TOTAL NORTH CAROLINA		6,097,991
	Face Amount^	Value†
	(000)
OHIO — (2.2%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/26	280	$283,555
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/29	550	555,685
City of Cleveland Airport System Revenue (RB) Series A
5.000%, 01/01/26	340	343,239
5.000%, 01/01/27	280	289,196
City of Hamilton (GO)
4.000%, 12/17/25	110	110,429
Cleveland Municipal School District (GO) (SD CRED PROG)
5.000%, 12/01/25	285	287,108
Cleveland State University (RB) (BAM) Series C
5.000%, 06/01/26	75	76,399
5.000%, 06/01/27	65	67,626
County of Allen Hospital Facilities Revenue (RB) Series A
5.000%, 12/01/26	1,115	1,148,841
Ohio Higher Educational Facility Commission (RB)
5.000%, 05/01/28	700	736,917
University of Akron (RB) Series A
4.000%, 01/01/28	430	441,439
TOTAL OHIO		4,340,434
OKLAHOMA — (1.1%)
Cleveland County Independent School District No. 29 Norman (GO)
4.000%, 03/01/27	1,100	1,124,676
Oklahoma County Finance Authority (RB)
5.000%, 10/01/25	1,090	1,093,452
TOTAL OKLAHOMA		2,218,128
PENNSYLVANIA — (2.8%)
Bucks County Water & Sewer Authority (RB) (AG)
5.000%, 12/01/25	210	211,581
City of Philadelphia (GO) Series A
5.000%, 08/01/25	660	660,000

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
City of Philadelphia (GO) Series C
5.000%, 08/01/26	200	$204,829
Commonwealth of Pennsylvania (GO) Series 2ND
4.000%, 09/15/32	820	825,008
Pennsylvania Higher Educational Facilities Authority (RB) Series AW
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/26)	55	56,045
5.000%, 06/15/26	570	582,344
Philadelphia Authority for Industrial Development (RB) Series B-1
2.750%, 07/01/54	2,665	2,665,000
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/25	460	460,830
5.000%, 09/01/27	25	26,173
TOTAL PENNSYLVANIA		5,691,810
RHODE ISLAND — (0.6%)
City of Cranston (GO) Series 1
4.500%, 08/20/25	1,200	1,201,080
SOUTH CAROLINA — (0.8%)
Orangeburg County School District (GO)
5.000%, 08/13/26	500	511,664
York County School District No. 1 (GO)
4.000%, 07/30/26	1,000	1,014,036
TOTAL SOUTH CAROLINA		1,525,700
TENNESSEE — (2.9%)
Chattanooga Health Educational & Housing Facility Board (RB) Series A-1
5.000%, 08/01/25	460	460,000
City of Memphis (GO) Series A
5.000%, 04/01/26	145	147,401
5.000%, 04/01/27	1,000	1,042,018
County of Bedford (GO)
5.000%, 06/01/26	500	510,120
	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
County of Rutherford (GO) Series B
5.000%, 04/01/26	395	$401,594
5.000%, 04/01/27	185	192,588
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/29	570	613,861
5.000%, 07/01/30	315	319,364
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,000	1,021,187
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/26	80	81,824
5.000%, 07/01/27	40	41,921
State of Tennessee (GO) Series B
5.000%, 08/01/30	1,000	1,022,123
TOTAL TENNESSEE		5,854,001
TEXAS — (21.6%)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	590	597,915
Allen Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	150	151,948
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	125	126,778
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	515	515,000
Austin Independent School District (GO)
5.000%, 08/01/27	500	524,105
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/26	1,020	1,046,427
5.000%, 08/15/27	1,335	1,401,548
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/27	320	335,952

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Board of Regents of the University of Texas System (RB) Series E
5.000%, 08/15/25	625	$625,575
Carrizo Springs Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	500	500,441
City of Austin (GO)
5.000%, 09/01/25	785	786,546
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/31	135	138,229
City of Corpus Christi Utility System Revenue (RB) (AG)
5.000%, 07/15/26	275	281,211
City of Dallas (GO)
5.000%, 02/15/26	210	212,647
City of Dallas (GO) Series A
5.000%, 02/15/26	385	389,853
5.000%, 02/15/27	435	450,960
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/26	145	149,309
City of El Paso (GO)
5.000%, 08/15/25	115	115,100
5.000%, 08/15/26	105	107,531
City of El Paso (GO) Series A
5.000%, 08/15/26	605	619,815
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	55	55,745
5.000%, 03/01/27	35	36,310
City of Frisco (GO)
5.000%, 02/15/26	2,255	2,284,720
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/25	340	340,286
5.000%, 08/15/26	40	40,975
5.000%, 08/15/27	45	47,136
City of Irving (GO)
5.000%, 09/15/27	330	347,090
City of Pearland (GO)
5.000%, 03/01/26	90	91,085
5.000%, 03/01/27	200	206,955
City of Pearland (GO) Series A
5.000%, 03/01/27	110	113,759
City of Plano (GO)
5.000%, 09/01/25	995	997,137
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of San Antonio (GO)
5.000%, 02/01/26	560	$566,990
5.000%, 02/01/27	215	222,947
City of San Antonio Electric & Gas Systems Revenue (RB)
4.000%, 02/01/28	210	212,459
5.000%, 02/01/32	1,750	1,766,452
City of Temple (GO)
5.000%, 08/01/26	110	112,648
5.000%, 08/01/27	65	68,069
City of Temple Utility System Revenue (RB)
5.000%, 08/01/26	40	40,963
5.000%, 08/01/27	35	36,701
City of Waxahachie (GO)
5.000%, 08/01/25	750	750,000
Clear Creek Independent School District (GO) (PSF-GTD)
5.000%, 02/15/33	510	523,299
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	40	40,541
County of Collin (GO)
5.000%, 02/15/26	335	339,415
County of Ector (GO)
5.000%, 02/15/26	115	116,444
County of Fort Bend Toll Road Revenue (RB) (AG)
5.000%, 03/01/27	145	150,312
County of Harris (GO) Series A
5.000%, 09/15/25	355	356,078
5.000%, 10/01/25	575	577,379
5.000%, 09/15/27	1,000	1,052,212
5.000%, 10/01/30	255	255,768
County of Hidalgo (GO)
5.000%, 08/15/26	300	306,754
County of Midland (GO)
5.000%, 02/15/26	245	248,102
County of Montgomery (GO)
5.000%, 03/01/31	1,000	1,011,733
County of Williamson (GO)
5.000%, 02/15/26	135	136,804
Crockett County Consolidated Common School District No. 1 (GO) (PSF-GTD)
5.000%, 08/15/26	185	189,550

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Crowley Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,185	$1,185,000
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	460	463,632
Dallas Fort Worth International Airport (RB) Series B
5.000%, 11/01/25	260	261,497
Dallas Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/26	400	405,366
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	95	98,749
El Paso County Hospital District (GO) (AG)
5.000%, 02/15/26	120	121,483
5.000%, 02/15/27	80	82,588
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/27	515	534,656
5.000%, 07/01/28	400	425,168
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	135	140,306
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	745	755,195
Houston Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/26	1,750	1,773,948
5.000%, 02/15/27	380	394,351
Humble Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	500	519,268
Lancaster Independent School District (GO) (BAM) Series B
5.000%, 02/15/26	190	192,344
5.000%, 02/15/27	300	310,638
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Leander Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	70	$70,935
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	125	128,243
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	250	256,486
Lower Colorado River Authority (RB)
5.000%, 05/15/26	750	763,478
Lower Colorado River Authority (RB) (AG)
5.000%, 05/15/27	500	521,340
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	805	816,103
North Harris County Regional Water Authority (RB)
5.000%, 12/15/33	1,095	1,118,639
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System (RB)
5.000%, 06/01/26	150	153,015
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/26	845	867,214
5.000%, 09/01/31	330	337,049
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/31	1,800	1,814,604
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/29	575	586,707
Rankin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,000	1,012,553
Spring Independent School District (GO) Series B
5.000%, 08/15/26	100	102,563
State of Texas (GO) Series A
5.000%, 10/01/31	405	423,482

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
State of Texas (GO) Series B
5.000%, 10/01/31	355	$371,200
Stephen F Austin State University (RB)
5.000%, 10/15/26	950	976,388
5.000%, 10/15/29	700	717,965
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/27	735	775,160
Texas Tech University System (RB) Series A
5.000%, 02/15/26	290	293,745
5.000%, 02/15/27	135	140,071
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/26	140	143,273
Weatherford Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	250	253,246
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/25)	350	350,329
TOTAL TEXAS		43,377,685
UTAH — (0.1%)
Utah Transit Authority (RB)
5.000%, 12/15/26	250	258,567
VIRGINIA — (0.3%)
County of Loudoun (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/25	500	504,017
WASHINGTON — (11.4%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 4.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	2,595	2,605,164
¤ 5.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	710	714,535
City of Seattle (GO)
5.000%, 06/01/26	1,885	1,924,777
4.000%, 12/01/32	375	375,093
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle (GO) Series A
4.000%, 09/01/25	825	$826,023
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 05/01/26	135	137,597
5.000%, 05/01/27	75	78,354
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/26	825	836,041
5.000%, 02/01/27	175	181,547
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/26	1,055	1,089,735
County of King (GO)
5.000%, 12/01/25	265	267,167
County of King (GO) Series A
5.000%, 12/01/25	275	277,249
Energy Northwest (RB) Series A
5.000%, 07/01/27	1,205	1,229,164
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series B
5.000%, 01/01/26	75	75,747
Grays Harbor County Public Utility District No. 1 (RB) (AG)
5.000%, 01/01/26	290	292,766
King County School District No. 403 Renton (GO) (SCH BD GTY)
4.000%, 12/01/32	875	876,030
King County School District No. 414 Lake Washington (GO)
5.000%, 12/01/25	330	332,821
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/25)	1,000	1,008,568
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	235	236,835

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Snohomish County Public Utility District No. 1 Electric System Revenue (RB) Series A
5.000%, 12/01/26	45	$46,512
5.000%, 12/01/27	175	185,169
Snohomish County School District No. 103 Monroe (GO) (SCH BD GTY)
5.000%, 12/01/26	30	30,980
5.000%, 12/01/27	35	36,993
Snohomish County School District No. 4 Lake Stevens (GO) (SCH BD GTY)
5.000%, 12/01/26	500	516,462
State of Washington (GO) Series 2017-A
5.000%, 08/01/33	1,095	1,114,481
State of Washington (GO) Series A-1
5.000%, 08/01/26	870	870,000
State of Washington (GO) Series B
5.000%, 08/01/29	145	148,212
5.000%, 07/01/31	1,545	1,558,355
State of Washington (GO) Series R-2024C
5.000%, 08/01/25	715	715,000
State of Washington (GO) Series R-2025A
4.000%, 07/01/26	2,000	2,028,310
State of Washington (COP) Series A
5.000%, 01/01/26	1,500	1,514,602
Washington Health Care Facilities Authority (RB) Series A
5.000%, 03/01/26	150	152,002
5.000%, 03/01/27	105	108,858
Washington Health Care Facilities Authority (RB) Series A-1
5.000%, 08/01/27	500	520,295
TOTAL WASHINGTON		22,911,444
WISCONSIN — (4.2%)
City of Kenosha (GO)
4.000%, 09/01/25	150	150,163
City of Kenosha (GO) Series A
4.000%, 09/01/25	305	305,331
City of Madison (GO) Series B
5.000%, 10/01/25	450	451,829
	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
5.000%, 10/01/26	870	$895,819
City of Milwaukee (GO) (BAM) Series N-5
5.000%, 12/01/25	255	256,886
City of Racine (GO)
4.500%, 03/15/27	485	489,819
County of Pierce (GO) Series A
5.000%, 03/01/26	250	253,600
Green Bay Area Public School District (GO)
4.000%, 04/01/26	65	65,620
Madison Metropolitan School District (GO) Series A
5.000%, 03/01/27	680	707,463
Oak Creek-Franklin Joint School District (GO) Series A
4.000%, 10/01/25	485	486,230
4.000%, 04/01/26	710	717,238
Onalaska School District (GO)
5.000%, 04/01/26	585	594,180
Portage Community School District (GO)
5.000%, 03/01/26	250	253,352
Racine Unified School District (GO) (AG)
5.000%, 04/01/26	160	162,468
Sheboygan Area School District (GO)
5.000%, 03/01/26	75	76,062
State of Wisconsin (GO) Series 2
5.000%, 11/01/25	1,665	1,675,429
5.000%, 11/01/26	430	443,947
State of Wisconsin (GO) Series B
5.000%, 05/01/26	470	479,064
TOTAL WISCONSIN		8,464,500
TOTAL MUNICIPAL BONDS (Cost $197,830,869)		198,248,353
COMMERCIAL PAPER — (1.1%)
County of Maricopa
3.000%, 09/18/25	710	710,084
2.900%, 11/05/25	1,000	999,855

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

Minnesota Agricultural & Economic Development Board
3.350%, 09/03/25	462	$462,034
TOTAL COMMERCIAL PAPER (Cost $2,172,000)		2,171,973

	Shares
INVESTMENT COMPANIES — (0.0%)
BlackRock Liquidity Funds MuniCash (Cost $84,721)	84,712	84,721
TOTAL INVESTMENTS — (100.0%)
(Cost $200,087,590)^^		$200,505,047

BAM	Build America Mutual
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$198,248,353	—	$198,248,353
Commercial Paper	—	2,171,973	—	2,171,973
Investment Companies	$84,721	—	—	84,721
Total Investments in Securities	$84,721	$200,420,326	—	$200,505,047

DFA California Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (96.4%)
CALIFORNIA — (96.4%)
Alameda Unified School District-Alameda County (GO) Series B
5.000%, 08/01/25	1,000	$1,000,000
Amador Water Agency Financing Corp. (COP) Series A
5.000%, 06/01/26	485	491,225
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/25	1,235	1,240,256
5.000%, 10/01/26	350	360,851
Anaheim Housing & Public Improvements Authority (RB) Series E
5.000%, 10/01/29	2,000	2,103,345
Antelope Valley Union High School District (GO) Series A
5.000%, 08/01/26	1,350	1,386,694
5.000%, 08/01/27	835	880,782
5.000%, 08/01/28	885	956,496
Apple Valley Unified School District (GO) (BAM)
5.000%, 08/01/26	780	781,415
Atascadero Unified School District (GO) Series A
5.000%, 08/01/26	565	579,394
Bay Area Toll Authority (RB) Series A
2.200%, 04/01/55	17,100	17,100,000
Bay Area Toll Authority (RB) Series B
2.250%, 04/01/55	9,870	9,870,000
Belmont-Redwood Shores School District (GO) Series A
5.000%, 08/01/26	780	800,731
Buena Park School District (GO)
8.000%, 08/01/26	1,320	1,393,336
Burbank Unified School District (GO)
5.000%, 08/01/26	500	513,289
5.000%, 08/01/28	750	810,590
California Health Facilities Financing Authority (RB)
5.000%, 02/01/26	1,040	1,053,173
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/15/29	1,070	$1,077,263
5.000%, 02/01/30	1,000	1,036,326
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/25	210	211,249
5.000%, 12/01/25	500	503,229
5.000%, 02/01/26	565	572,157
5.000%, 03/01/26	2,565	2,567,675
5.000%, 11/15/26	1,125	1,160,457
4.000%, 03/01/28	4,660	4,661,892
5.000%, 10/01/29	2,390	2,393,914
¤ 5.000%, 11/15/35 (Pre-refunded @ $100, 11/15/25)	1,775	1,788,060
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/25)	2,515	2,533,505
California Health Facilities Financing Authority (RB) Series B
2.150%, 03/01/41	7,500	7,500,000
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/26)	2,900	3,000,285
California Health Facilities Financing Authority (RB) Series C
2.200%, 02/01/55	6,700	6,700,000
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/26	1,135	1,144,402
5.000%, 02/01/28	750	781,584
California Public Finance Authority (RB) Series A
5.000%, 06/01/26	240	244,258
California Public Finance Authority (RB) Series C
2.200%, 08/01/54	5,425	5,425,000
California State Public Works Board (RB) Series C
4.000%, 11/01/31	5,375	5,422,243
5.000%, 11/01/33	2,190	2,239,545
California State Public Works Board (RB) Series D
4.000%, 04/01/32	1,225	1,233,180

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series A
5.000%, 08/01/25	1,075	$1,075,000
California State Public Works Board (RB) Series B
5.000%, 05/01/26	1,460	1,486,963
5.000%, 06/01/27	500	522,500
California State Public Works Board (RB) Series C
5.000%, 09/01/25	3,900	3,907,674
5.000%, 09/01/26	1,500	1,540,377
5.000%, 09/01/28	4,385	4,722,637
California State Public Works Board (RB) Series D
5.000%, 11/01/25	1,470	1,478,803
5.000%, 04/01/27	1,940	1,994,916
California State Public Works Board (RB) Series F
5.000%, 05/01/28	1,275	1,276,997
California State Public Works Board (RB) Series H
5.000%, 12/01/25	1,810	1,813,849
California State University (RB) Series A
5.000%, 11/01/25	995	1,001,333
5.000%, 11/01/26	990	1,022,322
5.000%, 11/01/28	1,375	1,381,299
3.375%, 11/01/29	1,435	1,437,685
5.000%, 11/01/30	4,915	5,060,406
5.000%, 11/01/32	5,000	5,073,761
5.000%, 11/01/33	3,390	3,437,227
4.000%, 11/01/34	8,550	8,551,031
California Statewide Communities Development Authority (RB) Series A
5.000%, 12/01/25	345	347,783
5.000%, 12/01/26	930	960,953
Carlsbad Unified School District (COP)
4.000%, 10/01/25	150	150,364
Cerritos Community College District (GO) Series A
5.000%, 08/01/25	7,500	7,500,000
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/25	695	695,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/25	275	$275,000
Citrus Community College District (GO) Series B
5.000%, 08/01/25	2,530	2,530,000
City & County of San Francisco (COP) Series B
4.000%, 04/01/33	3,435	3,437,088
City & County of San Francisco (COP) Series R-1
5.000%, 04/01/26	1,110	1,129,519
City of Bakersfield Wastewater Revenue (RB) Series A
5.000%, 09/15/30	1,175	1,177,571
City of Berkeley (RN)
4.000%, 07/28/26	13,895	14,136,812
City of Long Beach Airport System Revenue (RB) (AG) Series A
5.000%, 06/01/26	215	219,657
City of Los Angeles (RN)
5.000%, 06/25/26	10,050	10,291,342
City of Los Angeles Wastewater System Revenue (RB) Series A
5.000%, 06/01/26	2,910	2,975,786
5.000%, 06/01/27	915	960,925
5.000%, 06/01/28	3,610	3,881,989
City of Pasadena Electric Revenue (RB) Series A
5.000%, 08/01/25	1,065	1,065,000
City of Rancho Cordova (ST)
4.000%, 09/01/25	150	150,136
City of Riverside Electric Revenue (RB) Series A
5.000%, 10/01/25	1,000	1,004,239
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/31	1,120	1,121,829
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/27	1,360	1,405,225
5.000%, 11/01/28	1,410	1,455,649

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of San Francisco Public Utilities Commission Water Revenue (RB) Series B
4.000%, 11/01/30	1,255	$1,269,715
City of San Francisco Public Utilities Commission Water Revenue (RB) Series F
5.000%, 11/01/26	3,755	3,881,661
5.000%, 11/01/27	3,580	3,797,083
City of San Mateo (ST) (BAM)
5.000%, 09/01/25	280	280,494
5.000%, 09/01/26	250	256,083
Clovis Unified School District (GO) Series C
5.000%, 08/01/25	3,545	3,545,000
Compton Community College District (GO) Series B
5.000%, 08/01/25	615	615,000
County of Kern (COP) (AG) Series A
5.000%, 11/01/26	1,240	1,277,940
County of Los Angeles (RN) Series A
5.000%, 06/30/26	21,170	21,665,289
County of Riverside (RN)
5.000%, 06/30/26	16,000	16,377,275
County of Riverside (RN) Series A
3.000%, 10/17/25	1,295	1,295,708
County of San Diego (RN)
5.000%, 06/30/26	15,015	15,384,334
Davis Joint Unified School District (COP) (AG)
5.000%, 08/01/25	1,300	1,300,000
Delano Union School District (GO) (AG)
4.000%, 02/01/26	315	317,298
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/30	1,490	1,558,464
East Side Union High School District (GO) (AG) Series A
5.000%, 08/01/25	4,720	4,720,000
5.000%, 08/01/26	1,700	1,745,354
East Side Union High School District (GO) Series D
5.000%, 08/01/27	1,110	1,168,405
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Eastern Municipal Water District (RB) Series A
2.200%, 07/01/46	5,800	$5,800,000
El Camino Community College District Fountation (GO) Series E
5.000%, 08/01/25	535	535,000
El Rancho Unified School District (GO) (BAM) Series C
5.000%, 08/01/25	690	690,000
Foothill-De Anza Community College District (GO) Series C
5.000%, 08/01/25	2,090	2,090,000
Foothill-De Anza Community College District (GO) Series D
5.000%, 08/01/26	3,855	3,962,878
5.000%, 08/01/27	530	559,380
Fremont Unified School District/Alameda County (GO) Series A
8.000%, 08/01/26	5,000	5,269,608
8.000%, 08/01/27	2,000	2,226,454
Fullerton Joint Union High School District (GO) Series A
8.000%, 08/01/26	1,305	1,378,037
Gavilan Joint Community College District (GO)
5.000%, 08/01/32	1,710	1,710,000
Glendale Unified School District (GO) Series B
¤ 4.000%, 09/01/41 (Pre-refunded @ $100, 9/1/25)	2,085	2,087,718
Grossmont Healthcare District (GO) Series F
5.000%, 07/15/26	875	896,854
5.000%, 07/15/27	365	383,676
Imperial Community College District (GO) (AG) Series A
5.000%, 08/01/25	275	275,000
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/25	275	276,606
5.000%, 11/01/26	360	370,970
Irvine Facilities Financing Authority (RB) Series A
5.000%, 05/01/30	1,285	1,300,032

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Irvine Ranch Water District (RB) Series B
5.000%, 05/01/26	250	$255,317
5.000%, 05/01/27	250	262,147
Jefferson Union High School District (GO) Series B
5.000%, 08/01/25	150	150,000
5.000%, 08/01/26	240	246,066
Kern High School District (GO) Series A
5.000%, 08/01/25	700	700,000
Livermore Valley Joint Unified School District (GO)
5.000%, 08/01/25	1,180	1,180,000
Lodi Unified School District (GO)
5.000%, 08/01/25	575	575,000
Long Beach Unified School District (GO) Series A
5.000%, 08/01/25	2,175	2,175,000
Los Angeles Community College District (GO) Series D
5.000%, 08/01/25	5,115	5,115,000
Los Angeles Community College District (GO) Series C
5.000%, 08/01/25	5,000	5,000,000
5.000%, 08/01/26	1,175	1,208,708
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
4.000%, 07/01/27	5,995	5,999,717
5.000%, 06/01/29	1,605	1,640,865
5.000%, 06/01/31	1,700	1,732,726
5.000%, 06/01/33	4,210	4,279,447
5.000%, 07/01/34	2,305	2,383,748
Los Angeles Department of Water & Power Water System Revenue (RB) Series A-2
2.500%, 07/01/45	1,615	1,615,000
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/26	300	305,011
5.000%, 07/01/31	1,415	1,423,008
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/26	5,440	$5,577,168
5.000%, 07/01/27	2,685	2,824,427
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/28	3,080	3,146,120
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/30	3,290	3,478,332
Los Rios Community College District (GO)
5.000%, 08/01/25	530	530,000
5.000%, 08/01/26	500	513,590
5.000%, 08/01/27	2,310	2,437,586
Manhattan Beach Unified School District (GO) Series A
5.000%, 09/01/27	5,510	5,826,097
Manteca Unified School District (GO) Series B
5.000%, 08/01/25	615	615,000
Marin Community College District (GO)
¤ 3.500%, 08/01/34 (Pre-refunded @ $100, 8/1/25)	1,850	1,850,000
¤ 3.500%, 08/01/35 (Pre-refunded @ $100, 8/1/25)	1,750	1,750,000
¤ 3.500%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,975	1,975,000
¤ 3.500%, 08/01/37 (Pre-refunded @ $100, 8/1/25)	3,500	3,500,000
¤ 3.500%, 08/01/38 (Pre-refunded @ $100, 8/1/25)	2,000	2,000,000
Mendocino-Lake Community College District (GO) (BAM)
5.000%, 08/01/27	1,200	1,201,666
Modesto Irrigation District (RB) Series A
5.000%, 10/01/28	1,870	1,875,954
5.000%, 10/01/31	1,090	1,093,179
Modesto Irrigation District (RB) Series B
5.000%, 10/01/25	1,035	1,039,124
Moreno Valley Public Financing Authority (RB) Series A
5.000%, 11/01/25	300	301,851
5.000%, 11/01/26	290	299,272

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Moreno Valley Unified School District (GO) (BAM) Series A
5.000%, 08/01/26	640	$656,625
5.000%, 08/01/27	615	646,372
Mount Diablo Unified School District (GO)
5.000%, 08/01/28	825	887,665
Mountain View-Whisman School District (GO) Series C
5.000%, 09/01/25	615	616,347
5.000%, 09/01/26	400	412,037
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/30	1,380	1,416,919
5.000%, 11/01/31	1,365	1,398,634
Napa Valley Community College District (GO)
4.000%, 08/01/31	4,630	4,642,709
Napa Valley Unified School District (GO) Series A
5.000%, 08/01/27	210	220,755
New Haven Unified School District (GO) Series A
5.000%, 08/01/26	330	338,771
Newark Unified School District (GO) Series A
5.000%, 08/01/27	275	289,390
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/25	250	252,062
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/25	1,850	1,850,000
5.000%, 08/01/28	3,200	3,274,120
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/27	1,095	1,096,011
Oakland Unified School District/Alameda County (GO) (AG) Series A
5.000%, 08/01/31	220	229,208
Oceanside Unified School District (GO)
5.000%, 08/01/32	1,140	1,140,445
Oceanside Unified School District (GO) Series A
5.000%, 08/01/25	325	325,000
Ontario Public Financing Authority (RB) Series A
5.000%, 11/01/26	700	722,705
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/27	675	$711,663
Orange County Water District (RB) Series A
5.000%, 08/15/32	1,500	1,554,634
Palm Springs Unified School District (GO) Series A
5.000%, 08/01/25	325	325,000
Palm Springs Unified School District (GO) Series B
5.000%, 08/01/25	1,410	1,410,000
Peralta Community College District (GO) Series A
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 8/1/25)	1,275	1,275,000
Petaluma Joint Union High School District (GO) Series A
5.000%, 08/01/26	685	703,344
Pittsburg Unified School District (GO) (AG)
5.000%, 08/01/26	425	435,955
5.000%, 08/01/27	750	787,808
Pittsburg Unified School District (GO) (AG) Series A
5.000%, 08/01/26	425	435,955
Placentia-Yorba Linda Unified School District (COP) (AG)
4.000%, 10/01/25	1,525	1,529,107
Pleasanton Unified School District (GO)
5.000%, 08/01/26	1,450	1,489,266
Poway Unified School District (GO)
5.000%, 08/01/25	465	465,000
5.000%, 08/01/26	980	1,006,145
Redondo Beach Unified School District (GO) Series A
5.000%, 08/01/26	500	512,238
5.000%, 08/01/27	450	474,673
Redwoods Community College District (GO) (BAM)
5.000%, 08/01/26	1,710	1,750,317
Regents of the University of California Medical Center Pooled Revenue (RB) Series 0-1
2.250%, 05/15/45	600	600,000

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Regents of the University of California Medical Center Pooled Revenue (RB) Series K
2.250%, 05/15/47	8,545	$8,545,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/33	9,365	9,490,174
5.000%, 05/15/34	6,000	6,072,535
Regents of the University of California Medical Center Pooled Revenue (RB) Series O-2
2.350%, 05/15/45	6,820	6,820,000
Riverside Community College District (GO) Series A
5.000%, 08/01/26	3,000	3,083,952
5.000%, 08/01/27	1,800	1,899,418
Riverside County Public Financing Authority (RB)
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/25)	855	860,439
¤ 5.250%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	670	674,676
Sacramento City Unified School District (GO) (AG)
4.000%, 07/01/26	1,025	1,040,380
Sacramento City Unified School District (GO) (AG) Series B
8.000%, 08/01/25	1,510	1,510,000
Sacramento City Unified School District (GO) (BAM) Series A
5.000%, 08/01/25	540	540,000
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/25	845	845,836
Salinas Union High School District (GO) Series A
5.000%, 08/01/26	350	359,475
Salinas Union High School District (GO) Series B
5.000%, 08/01/26	600	616,243
San Bernardino Community College District (GO) Series F
5.000%, 08/01/26	250	256,783
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego County Water Authority (RB)
5.000%, 05/01/27	3,210	$3,214,583
San Diego Public Facilities Financing Authority (RB)
5.000%, 10/15/29	1,000	1,004,873
5.000%, 10/15/30	2,975	2,988,630
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/25	340	341,825
5.000%, 10/15/26	275	283,911
5.000%, 10/15/33	1,635	1,640,719
5.000%, 05/15/34	5,000	5,078,518
San Diego Public Facilities Financing Authority (RB) Series B
5.000%, 10/15/31	1,040	1,044,310
5.000%, 10/15/32	1,000	1,003,843
San Diego Unified School District (GO) (AG) Series E-2
5.500%, 07/01/27	2,455	2,606,818
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
4.000%, 07/01/34	1,000	1,002,740
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/26	2,580	2,627,430
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/30	2,880	2,890,462
5.000%, 10/01/31	1,390	1,394,767
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series C
5.000%, 10/01/27	475	502,777
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/26	1,340	1,370,227
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	4,000	4,087,780

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO) Series F&C
4.000%, 06/15/31	2,000	$2,000,971
4.000%, 06/15/33	3,000	3,000,085
San Francisco Unified School District (GO) Series FC
5.000%, 06/15/28	7,100	7,112,369
San Joaquin Delta Community College District (GO) Series A
5.000%, 08/01/26	1,625	1,668,514
5.000%, 08/01/27	865	912,446
San Jose Financing Authority (RB) Series B
5.000%, 11/01/25	570	573,835
San Jose Unified School District (GO) Series A
5.000%, 08/01/26	4,685	4,814,649
5.000%, 08/01/27	5,460	5,758,818
San Luis Coastal Unified School District (GO) Series C
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/26)	750	770,428
San Marcos Unified School District (GO) Series A
5.000%, 08/01/26	1,200	1,232,496
San Mateo County Community College District (GO) Series A
¤ 5.000%, 09/01/45 (Pre-refunded @ $100, 9/1/25)	3,365	3,372,101
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	555	555,000
San Mateo Foster City School District (GO) Series C
5.000%, 08/01/26	750	770,932
San Mateo Joint Powers Financing Authority (RB) Series A
¤ 4.000%, 07/15/32 (Pre-refunded @ $100, 7/15/26)	2,500	2,533,066
San Mateo Union High School District (GO) Series C
4.000%, 09/01/33	1,135	1,137,418
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Pablo Joint Powers Financing Authority (RB) (AG)
4.000%, 11/01/25	180	$180,662
San Rafael City High School District (GO) Series B
5.000%, 08/01/25	310	310,000
San Ysidro School District (GO) (AG) Series B
5.000%, 08/01/25	375	375,000
Santa Clara County Financing Authority (RB) Series A
3.000%, 11/15/25	1,000	1,000,092
Southern California Water Replenishment District (RB)
5.000%, 08/01/32	2,310	2,310,000
Southwestern Community College District (GO) Series A
5.250%, 08/01/27	1,105	1,171,046
5.250%, 08/01/28	785	855,262
State of California (GO)
5.000%, 08/01/25	3,075	3,075,000
5.000%, 09/01/25	22,855	22,902,691
5.000%, 10/01/25	4,440	4,458,429
5.000%, 12/01/25	5,030	5,072,290
3.000%, 03/01/26	1,875	1,879,795
5.000%, 04/01/26	1,510	1,535,826
5.000%, 08/01/26	14,395	14,768,655
4.000%, 09/01/26	2,360	2,401,255
5.000%, 09/01/26	6,760	6,950,035
4.000%, 11/01/26	7,345	7,493,444
5.000%, 03/01/27	5,770	6,007,721
5.000%, 04/01/27	2,775	2,895,367
5.000%, 10/01/27	1,940	2,048,509
5.000%, 03/01/28	500	533,106
5.000%, 08/01/28	4,235	4,344,555
5.000%, 09/01/28	8,940	9,189,493
5.000%, 08/01/29	3,005	3,214,895
5.000%, 10/01/29	5,010	5,094,388
5.000%, 08/01/30	6,750	6,822,123
5.000%, 10/01/30	1,600	1,718,495
4.000%, 08/01/31	5,490	5,531,785
5.000%, 08/01/31	4,540	4,546,587
5.250%, 08/01/31	2,955	2,959,873
5.000%, 09/01/31	3,500	3,584,787
5.000%, 10/01/31	90	90,130
5.250%, 08/01/32	2,025	2,028,206
4.000%, 09/01/32	1,775	1,785,364
5.000%, 09/01/32	700	715,749
5.000%, 10/01/32	15	15,021
5.000%, 08/01/33	11,200	11,462,694
5.000%, 09/01/33	3,000	3,060,208

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 12/01/34	1,000	$1,013,757
State of California (GO) Series A
5.000%, 11/01/28	1,410	1,525,651
State of California (GO) Series B
5.000%, 10/01/26	4,575	4,713,514
State of California (GO) Series C
5.000%, 09/01/28	1,870	1,872,934
5.000%, 09/01/32	1,000	1,001,391
State of California Department of Water Resources (RB) Series AW
5.000%, 12/01/31	9,940	10,220,180
State of California Department of Water Resources (RB) Series AX
5.000%, 12/01/30	2,105	2,219,703
State of California Department of Water Resources (RB) Series BG
5.000%, 12/01/27	5,000	5,323,408
Stockton Public Financing Authority (RB) (AG)
5.000%, 09/01/26	1,785	1,831,153
Stockton Unified School District (GO) (BAM)
5.000%, 08/01/25	610	610,000
Stockton Unified School District (GO)
5.000%, 08/01/25	1,645	1,645,000
Stockton Unified School District (GO) Series B
5.000%, 08/01/25	210	210,000
Stockton Unified School District (GO) Series C
5.000%, 08/01/25	410	410,000
Stockton Unified School District (COP)
5.000%, 02/01/26	275	278,309
Sunnyvale School District (GO) Series A
5.000%, 09/01/26	640	659,049
5.000%, 09/01/27	630	666,274
Sweetwater Union High School District (GO) Series A-2
5.000%, 08/01/26	1,905	1,956,779
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Tahoe-Truckee Unified School District (GO) Series B
5.000%, 08/01/34	905	$925,002
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/25	440	442,793
Tustin Unified School District (GO)
5.000%, 08/01/27	5,990	6,325,671
Ukiah Public Financing Authority (RB)
4.000%, 04/01/26	395	398,642
University of California (RB) Series AL-3
2.250%, 05/15/48	1,200	1,200,000
University of California (RB) Series AR
5.000%, 05/15/30	2,120	2,158,130
5.000%, 05/15/31	1,450	1,475,165
University of California (RB) Series BS
5.000%, 05/15/29	1,295	1,421,176
University of California (RB) Series BX
5.000%, 05/15/26	6,510	6,647,466
University of California (RB) Series BZ
5.000%, 05/15/26	6,685	6,826,161
5.000%, 05/15/27	3,000	3,145,152
5.000%, 05/15/28	7,500	8,048,663
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
¤ 5.000%, 08/01/34 (Pre-refunded @ $100, 8/1/25)	1,350	1,350,000
Ventura County Community College District (GO)
4.000%, 08/01/32	10,000	10,001,903
Ventura Unified School District (GO) Series B
5.000%, 08/01/26	1,000	1,027,181
Vista Joint Powers Financing Authority (RB) Series A
5.000%, 05/01/26	650	661,916
Vista Unified School District (COP) (AG)
5.000%, 10/01/25	1,295	1,300,160
West Contra Costa Unified School District (GO) Series B
5.000%, 08/01/25	1,525	1,525,000
5.000%, 08/01/26	4,300	4,398,808

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
West Valley-Mission Community College District (GO) Series B
4.000%, 08/01/34	2,740	$2,740,167
West Valley-Mission Community College District (GO) Series C
4.000%, 08/01/33	1,375	1,377,811
TOTAL MUNICIPAL BONDS (Cost $785,591,313)		787,259,629
COMMERCIAL PAPER — (3.6%)
California Statewide Communities Development Authority
2.950%, 08/12/25	6,000	6,000,373
	Face Amount	Value†
	(000)

2.970%, 08/14/25	10,000	$10,001,086
2.800%, 11/04/25	13,000	12,999,832
TOTAL COMMERCIAL PAPER (Cost $29,000,000)		29,001,291

	Shares
INVESTMENT COMPANIES — (0.0%)
BlackRock Liquidity Funds MuniCash (Cost $266,851)	266,824	266,851
TOTAL INVESTMENTS — (100.0%)
(Cost $814,858,164)^^		$816,527,771
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$787,259,629	—	$787,259,629
Commercial Paper	—	29,001,291	—	29,001,291
Investment Companies	$266,851	—	—	266,851
Total Investments in Securities	$266,851	$816,260,920	—	$816,527,771

DFA California Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/34	3,750	$4,211,764
Alhambra Unified School District (GO) Series B
5.250%, 08/01/41	750	814,144
Alum Rock Union Elementary School District (GO) (BAM)
5.000%, 08/01/42	370	383,929
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/28	360	388,817
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,038,997
Bay Area Toll Authority (RB) Series B
2.250%, 04/01/55	3,485	3,485,000
Berkeley Unified School District (GO) Series D
4.000%, 08/01/44	1,445	1,333,703
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	480,131
Berryessa Union School District (GO) Series B
5.000%, 08/01/26	150	153,912
Beverly Hills Unified School District (GO) Series A
4.000%, 08/01/30	1,350	1,382,504
Calexico Unified School District (GO) (BAM)
5.000%, 08/01/31	385	427,828
4.000%, 08/01/34	525	540,723
California Educational Facilities Authority (RB) Series 2025A
5.000%, 04/01/44	700	730,567
California Health Facilities Financing Authority (RB)
5.000%, 02/01/33	1,115	1,146,888
5.000%, 02/01/34	1,250	1,282,332
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/27	750	795,391
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/25	4,840	$4,868,787
5.000%, 12/01/27	375	395,315
5.000%, 12/01/28	500	528,859
5.000%, 11/15/34	3,145	3,251,922
4.000%, 04/01/38	1,600	1,557,887
5.000%, 08/15/41	2,000	2,078,578
5.000%, 12/01/41	855	881,339
California Health Facilities Financing Authority (RB) Series B
5.000%, 08/15/35	1,600	1,621,709
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	500	532,839
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/27	685	702,535
5.000%, 02/01/29	825	871,955
5.000%, 02/01/30	1,000	1,068,309
California Public Finance Authority (RB) Series A
5.000%, 06/01/28	520	551,248
California State Public Works Board (RB) Series B
5.000%, 12/01/31	1,510	1,705,887
California State Public Works Board (RB) Series A
5.000%, 08/01/27	4,000	4,209,503
5.000%, 02/01/28	5,030	5,347,835
California State Public Works Board (RB) Series C
5.000%, 11/01/28	1,820	1,966,907
5.000%, 08/01/35	675	732,433
California State University (RB) Series A
5.000%, 11/01/26	350	361,528
3.250%, 11/01/28	4,000	4,006,250
5.000%, 11/01/28	365	395,878
3.375%, 11/01/29	5,000	5,009,354
5.000%, 11/01/31	1,300	1,320,247

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/32	1,000	$1,014,752
4.000%, 11/01/35	2,000	1,993,998
5.000%, 11/01/43	1,500	1,563,694
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/26	1,035	1,047,474
5.000%, 03/01/27	1,490	1,505,926
5.000%, 12/01/43	2,750	2,820,269
Calleguas Municipal Water District (RB) Series A
5.000%, 07/01/40	175	193,913
Carlsbad Unified School District (COP)
4.000%, 10/01/26	85	86,554
4.000%, 10/01/28	160	168,054
4.000%, 10/01/29	110	116,701
Carlsbad Unified School District (GO) Series C
4.000%, 08/01/43	1,100	1,043,760
Cerritos Community College District (GO)
4.000%, 08/01/44	750	692,233
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	442,468
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	2,635	2,638,789
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/42	755	799,122
5.000%, 08/01/43	435	457,701
Chula Vista Elementary School District (GO) Series A
5.000%, 08/01/39	800	868,241
4.000%, 08/01/42	1,070	1,012,440
4.000%, 08/01/43	560	524,099
City & County of San Francisco (GO) Series 2025B-1
5.000%, 06/15/43	4,000	4,178,474
City & County of San Francisco (COP) Series A
4.000%, 04/01/41	300	282,865
City of Long Beach Airport System Revenue (RB) (AG) Series A
5.000%, 06/01/27	220	230,097
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 06/01/28	205	$219,350
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	537,091
5.000%, 05/15/29	410	450,363
City of Los Angeles Wastewater System Revenue (RB) Series A
5.000%, 06/01/29	4,710	5,176,909
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	2,335	2,428,028
City of San Francisco Public Utilities Commission Water Revenue (RB) Series F
5.000%, 11/01/29	375	417,004
City of San Mateo (ST) (BAM)
5.000%, 09/01/27	250	261,870
5.000%, 09/01/28	370	394,334
City of Santa Clara Electric Revenue (RB) Series A
5.000%, 07/01/44	1,185	1,247,763
Clovis Unified School District (GO) Series B
5.000%, 08/01/31	425	473,980
5.000%, 08/01/32	340	377,306
Compton Unified School District (GO) (BAM) Series B
4.000%, 06/01/31	750	757,834
Contra Costa Water District (RB) Series W
5.000%, 10/01/25	400	401,763
Corona-Norco Unified School District (GO) Series B
5.000%, 08/01/27	185	194,660
County of Sacramento (COP) (AG)
5.000%, 10/01/28	795	860,408
Culver City School Facilities Financing Authority (RB) (AG)
5.500%, 08/01/26	855	881,411
Culver City Unified School District (GO) Series A
4.000%, 08/01/44	1,415	1,296,157
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	265	279,072
Desert Sands Unified School District (GO)
5.000%, 08/01/29	535	590,937

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 08/01/44	1,100	$1,015,276
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/26	170	173,957
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/44	550	583,807
East Bay Regional Park District (RB)
4.000%, 05/01/44	695	641,851
East Side Union High School District (GO)
5.000%, 08/01/25	275	275,000
5.000%, 08/01/26	325	333,508
Eastern Municipal Water District (RB) Series A
2.200%, 07/01/46	780	780,000
El Camino Community College District Fountation (GO) Series E
4.000%, 08/01/43	500	467,623
El Dorado Irrigation District (COP) Series A
5.000%, 03/01/44	340	353,977
Elk Grove Unified School District (GO)
4.000%, 08/01/40	2,000	1,935,575
Evergreen School District (GO)
3.000%, 08/01/25	1,400	1,400,000
Folsom Cordova Unified School District School Facilities Improvement District No. 5 (GO) Series B
5.000%, 10/01/26	250	257,868
Folsom Cordova Unified School District School Facilities Improvement District No. 5 (GO) Series C
5.000%, 10/01/25	100	100,419
Foothill-De Anza Community College District (GO)
4.000%, 08/01/37	500	493,553
Fremont Union High School District (GO) Series A
5.000%, 08/01/25	795	795,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Fresno Unified School District (GO) Series A
4.000%, 08/01/27	710	$733,274
Garden Grove Public Financing Authority (RB) (BAM) Series A
5.000%, 04/01/43	200	208,054
Gilroy Unified School District (GO)
4.000%, 08/01/25	100	100,000
Goleta Union School District (GO) Series C
5.000%, 08/01/42	190	203,729
5.000%, 08/01/43	480	511,331
5.000%, 08/01/44	325	344,351
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	527,616
4.000%, 08/01/30	1,760	1,777,135
Hermosa Beach City School District (GO) Series C
3.000%, 08/01/28	510	513,759
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/27	395	416,632
5.000%, 11/01/29	365	400,132
Irvine Ranch Water District (RB) Series B
5.000%, 05/01/31	400	455,482
Irvine Unified School District (GO) Series D
5.000%, 09/01/43	1,325	1,409,633
Jefferson Union High School District (GO)
5.000%, 08/01/36	285	317,754
Jefferson Union High School District (GO) Series A
5.000%, 08/01/36	155	172,814
Jefferson Union High School District (GO) Series C
5.000%, 08/01/44	500	523,288
Kern Community College District (GO) Series C
4.000%, 08/01/25	265	265,000
Kern High School District (GO)
5.000%, 08/01/25	670	670,000
Kern High School District (GO) Series A
3.000%, 08/01/26	990	992,850

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Lake County Public Financing Authority (RB)
4.000%, 05/01/42	750	$704,170
Lancaster Financing Authority (RB) (BAM) Series A
5.000%, 05/01/43	1,050	1,091,234
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/25	610	610,000
4.000%, 08/01/26	525	533,218
Lodi Unified School District (GO)
5.000%, 08/01/26	500	513,189
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	335	345,583
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/26	680	697,733
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	151,395
Long Beach Unified School District (GO)
5.000%, 08/01/26	210	215,708
Long Beach Unified School District (GO) Series A
5.000%, 08/01/33	5,025	5,142,572
Los Alamitos Unified School District (GO) Series C
4.000%, 08/01/42	605	575,837
Los Angeles Community College District (GO) Series C
5.000%, 08/01/25	1,240	1,240,000
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 06/01/29	145	160,160
Los Angeles County Public Works Financing Authority (RB) Series E-1
5.000%, 12/01/40	2,530	2,602,972
Los Angeles County Public Works Financing Authority (RB) Series A
5.000%, 12/01/32	1,025	1,126,376
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Public Works Financing Authority (RB) Series D
5.000%, 12/01/25	190	$191,599
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/26	425	439,731
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/37	1,000	1,008,966
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/31	310	316,077
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/29	705	722,072
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/27	545	568,283
5.000%, 07/01/41	505	515,260
5.000%, 07/01/43	2,200	2,225,967
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	225	228,467
Los Angeles Department of Water & Power (RB) Series E
5.000%, 07/01/29	525	568,457
5.000%, 07/01/30	315	345,224
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
3.000%, 07/01/26	3,435	3,428,819
5.000%, 07/01/28	855	909,568
5.000%, 07/01/44	655	663,544
Los Angeles Department of Water & Power Water System Revenue (RB) Series D
5.000%, 07/01/43	3,800	3,852,286
Los Angeles Unified School District (GO)
5.000%, 07/01/43	750	782,764
Los Angeles Unified School District (GO) Series A-1
5.000%, 07/01/44	6,250	6,519,017

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	610	$641,676
5.000%, 07/01/34	2,065	2,147,849
Los Angeles Unified School District (GO) Series QRR
5.000%, 07/01/43	1,000	1,047,900
5.000%, 07/01/44	2,355	2,452,242
Los Angeles Unified School District (COP) (BAM) Series A
5.000%, 10/01/27	1,000	1,056,298
Los Rios Community College District (GO)
5.000%, 08/01/26	500	513,590
5.000%, 08/01/27	415	437,921
5.000%, 08/01/28	220	237,906
Manteca Unified School District (GO) Series C
5.250%, 08/01/44	515	549,732
Metropolitan Water District of Southern California (RB) Series B
4.000%, 10/01/25	1,000	1,002,879
3.000%, 07/01/28	3,420	3,465,749
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/40	165	173,319
Mill Valley School District (GO) Series B
4.000%, 08/01/43	600	555,343
4.000%, 08/01/44	520	474,157
Milpitas Unified School District (GO) Series B
4.000%, 08/01/25	400	400,000
4.000%, 08/01/26	400	407,417
4.000%, 08/01/27	250	259,189
4.000%, 08/01/28	510	536,777
Modesto High School District (GO) Series B
5.000%, 08/01/44	650	678,670
Modesto Irrigation District (RB) Series A
5.000%, 10/01/37	1,120	1,170,868
Moreno Valley Unified School District (GO) (BAM)
5.000%, 08/01/29	200	219,785
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	80	80,000
5.000%, 08/01/26	220	225,539
5.000%, 08/01/27	120	126,121
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Mount Diablo Unified School District (GO)
5.000%, 08/01/30	3,900	$4,360,567
Mount Diablo Unified School District (GO) Series A
4.000%, 08/01/25	925	925,000
4.000%, 08/01/26	475	482,200
Mount San Antonio Community College District (GO) Series D
4.000%, 08/01/44	715	656,934
Mount San Jacinto Community College District (GO) Series C
4.000%, 08/01/25	400	400,000
Mountain View-Whisman School District (GO) Series C
4.000%, 09/01/43	1,000	942,454
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/30	3,885	4,344,948
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/31	4,000	4,098,562
5.000%, 11/01/32	2,660	2,722,246
4.000%, 11/01/34	1,355	1,348,012
Napa Valley Unified School District (GO) Series A
4.000%, 08/01/34	1,155	1,155,987
5.000%, 08/01/44	500	523,288
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/26	200	207,254
Northern California Sanitation Agencies Financing Authority (RB) Series A
5.000%, 12/01/26	360	372,960
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	240	243,590
Oakland Unified School District/Alameda County (GO) (AG)
5.000%, 08/01/25	1,250	1,250,000
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/26	575	588,041

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	1,290	$1,290,000
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	511,340
Oceanside Public Financing Authority (RB)
4.000%, 11/01/34	600	606,567
Oceanside Unified School District (GO)
5.000%, 08/01/40	500	530,156
5.000%, 08/01/41	500	526,811
Oceanside Unified School District (GO) Series B
5.000%, 08/01/42	225	234,923
Ontario Public Financing Authority (RB) Series A
5.000%, 11/01/44	605	625,622
Orange County Local Transportation Authority Sales Tax Revenue (RB)
5.000%, 02/15/41	2,000	2,072,658
Orange County Sanitation District (RB) Series A
5.000%, 02/01/34	965	974,091
Palm Springs Unified School District (GO) Series A
3.000%, 08/01/25	5,415	5,415,000
5.000%, 08/01/28	345	373,080
Palos Verdes Peninsula Unified School District (GO)
4.000%, 08/01/44	500	465,013
Pittsburg Unified School District (GO) (AG)
5.000%, 08/01/29	500	549,439
Pittsburg Unified School District (GO)
4.000%, 08/01/34	500	500,227
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,056,684
Pleasanton Unified School District (GO)
5.000%, 08/01/29	325	358,980
Pomona Unified School District (GO)
5.000%, 08/01/27	260	273,576
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Redlands Unified School District (GO)
5.000%, 07/01/26	300	$307,399
5.000%, 07/01/27	535	562,163
Redondo Beach Unified School District (GO) Series A
5.000%, 08/01/44	300	313,726
Redwood City School District (GO)
5.000%, 08/01/27	50	52,762
5.000%, 08/01/28	85	91,918
Redwood City School District (GO) Series A
5.000%, 08/01/42	400	424,775
Redwoods Community College District (GO) (BAM)
5.000%, 08/01/44	800	830,625
Reed Union School District (GO)
4.000%, 08/01/27	460	476,634
Regents of the University of California Medical Center Pooled Revenue (RB) Series 0-1
2.250%, 05/15/45	2,140	2,140,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series B-2
2.350%, 05/15/32	305	305,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series K
2.250%, 05/15/47	4,205	4,205,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series O-2
2.350%, 05/15/45	1,605	1,605,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series P
5.000%, 05/15/41	3,000	3,098,889
5.000%, 05/15/42	1,310	1,341,094
Riverside Community College District (GO) Series A
4.000%, 08/01/44	335	309,198

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/25	1,255	$1,262,903
Riverside Unified School District (GO) Series C
5.000%, 08/01/27	225	237,427
5.000%, 08/01/29	225	248,706
5.000%, 08/01/30	310	348,472
Rowland Unified School District (GO) Series B
4.000%, 08/01/44	660	607,320
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/27	750	786,059
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/25	1,500	1,501,484
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/26	900	924,941
Sacramento Municipal Utility District (RB) Series K
5.000%, 08/15/40	400	429,436
Sacramento Suburban Water District (RB) Series A
5.000%, 11/01/27	765	812,255
Salinas City Elementary School District (GO) (BAM) Series A
7.000%, 08/01/38	210	253,042
Salinas Union High School District (GO) Series B
5.000%, 08/01/30	400	451,353
5.000%, 08/01/32	165	189,928
San Bernardino City Unified School District (GO) (AG) Series H
5.000%, 08/01/40	2,270	2,402,612
San Diego Association of Governments (RB) Series A
¤ 5.000%, 11/15/26 (Pre-refunded @ $100, 11/15/25)	1,565	1,576,698
San Diego Community College District (GO) Series A-1
5.000%, 08/01/44	2,770	2,931,164
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego County Regional Transportation Commission (RB) Series A
5.000%, 04/01/42	1,770	$1,896,208
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	330	336,795
5.000%, 05/01/27	160	167,690
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 08/01/43	1,165	1,224,988
5.000%, 10/15/43	500	523,074
San Diego Regional Building Authority (RB) Series A
5.000%, 10/15/27	1,030	1,035,015
San Diego Unified School District (GO) Series B-3
5.000%, 07/01/44	445	467,222
San Diego Unified School District (GO) Series G
5.000%, 07/01/43	1,500	1,578,567
San Diego Unified School District (GO) Series O-2
5.000%, 07/01/43	1,250	1,322,313
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	320	327,804
San Diego Unified School District (GO) Series ZR-5A
5.000%, 07/01/43	200	211,570
San Francisco Bay Area Rapid Transit District (GO) Series B-1
4.000%, 08/01/36	340	341,889
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	385	391,199
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
4.000%, 07/01/34	95	95,260
4.000%, 07/01/36	1,175	1,175,244
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/37	510	513,454

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/27	2,075	$2,165,854
5.000%, 05/01/44	1,250	1,290,348
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/35	2,500	2,506,080
5.250%, 10/01/40	4,010	4,349,720
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/44	630	647,718
San Francisco Unified School District (GO) Series A
5.000%, 06/15/44	1,000	1,030,281
San Francisco Unified School District (GO) Series B
4.000%, 06/15/31	285	289,791
San Francisco Unified School District (GO) Series F&C
4.000%, 06/15/31	1,500	1,500,728
4.000%, 06/15/33	2,000	2,000,057
San Joaquin County Transportation Authority Measure K Sales Tax Revenue (RB)
5.000%, 03/01/35	1,450	1,535,515
San Joaquin Delta Community College District (GO) Series A
5.000%, 08/01/29	205	227,404
5.000%, 08/01/30	250	282,602
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	815,205
4.000%, 01/15/34	280	285,781
San Jose Financing Authority (RB) Series B
5.000%, 11/01/29	515	573,793
5.000%, 11/01/30	400	453,239
San Jose Unified School District (GO)
5.000%, 08/01/29	1,850	2,046,632
5.000%, 08/01/31	1,290	1,292,778
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Juan Unified School District (GO)
3.000%, 08/01/25	1,475	$1,475,000
3.000%, 08/01/26	3,135	3,159,477
San Juan Water District (RB)
5.000%, 02/01/26	500	506,391
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/25	125	125,000
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/27	150	159,420
5.000%, 11/15/29	250	277,759
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	476,005
5.000%, 09/01/28	420	455,303
San Pablo Joint Powers Financing Authority (RB) (AG)
4.000%, 11/01/26	165	168,236
4.000%, 11/01/27	140	145,028
4.000%, 11/01/28	145	152,325
San Rafael Joint Powers Financing Authority (RB)
5.000%, 06/01/27	140	147,001
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	350,000
Santa Barbara Finance Authority (RB)
4.000%, 05/15/42	960	906,463
Santa Clara County Financing Authority (RB) Series A
4.000%, 04/01/37	1,010	1,004,211
Santa Cruz City High School District (GO) Series A
4.000%, 08/01/44	1,000	922,978
Santa Monica Community College District (GO) Series A
5.000%, 08/01/26	105	107,938
Santa Monica-Malibu Unified School District (GO) Series C
5.000%, 08/01/40	3,000	3,185,993
5.000%, 08/01/42	1,700	1,780,232

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sonoma County Junior College District (GO) Series C
5.000%, 08/01/29	1,015	$1,121,942
5.000%, 08/01/30	815	916,962
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	500,000
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/25	200	200,000
4.000%, 08/01/26	280	285,080
State of California (GO)
5.000%, 09/01/25	840	841,753
5.000%, 10/01/25	750	753,113
3.000%, 03/01/26	3,055	3,062,812
5.000%, 08/01/26	455	466,810
3.000%, 03/01/27	2,565	2,585,427
3.500%, 08/01/27	2,855	2,912,304
5.000%, 08/01/27	9,895	10,358,896
5.000%, 10/01/27	2,570	2,713,747
5.000%, 04/01/28	1,825	1,949,526
5.000%, 08/01/28	3,580	3,819,013
5.000%, 10/01/28	3,780	4,082,892
5.000%, 11/01/28	1,180	1,246,937
5.000%, 04/01/29	7,320	7,996,719
4.000%, 08/01/29	2,800	2,831,778
5.000%, 08/01/29	610	625,475
5.000%, 10/01/29	1,585	1,611,698
5.000%, 11/01/29	1,235	1,363,963
5.000%, 12/01/29	3,055	3,378,614
5.000%, 08/01/30	1,250	1,280,086
5.000%, 09/01/30	1,420	1,456,703
4.000%, 09/01/31	2,000	2,016,192
5.000%, 10/01/31	2,010	2,271,981
5.000%, 08/01/32	1,800	1,837,583
5.000%, 04/01/33	1,995	2,133,944
4.000%, 11/01/33	1,360	1,369,207
4.000%, 11/01/35	1,000	1,000,924
4.000%, 11/01/36	500	504,611
5.000%, 09/01/37	2,500	2,534,154
4.000%, 10/01/39	1,500	1,473,745
5.000%, 10/01/39	755	807,248
5.000%, 09/01/41	880	916,953
5.000%, 04/01/42	2,785	2,849,614
5.000%, 10/01/42	3,000	3,072,040
5.000%, 03/01/43	1,700	1,790,761
5.000%, 09/01/43	1,250	1,310,974
5.000%, 08/01/44	1,000	1,045,122
5.250%, 08/01/44	875	931,942
State of California (GO) Series A
5.000%, 11/01/28	700	757,415
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
State of California (GO) Series C
5.000%, 11/01/37	395	$426,511
State of California Department of Water Resources (RB) Series BF
5.000%, 12/01/28	105	114,613
Stockton Unified School District (COP)
5.000%, 02/01/31	335	350,833
Stockton Unified School District (GO) (AG) Series A
5.000%, 07/01/27	1,585	1,663,032
Stockton Unified School District (GO) (AG) Series C
5.000%, 08/01/27	1,260	1,324,780
Stockton Unified School District (GO) (BAM) Series A
5.000%, 08/01/44	500	518,374
Sunnyvale School District (GO)
5.000%, 09/01/25	640	641,402
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	415,602
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/27	490	519,047
5.000%, 11/01/28	510	551,787
University of California (RB) Series AV
5.000%, 05/15/32	1,905	1,972,708
University of California (RB) Series BE
5.000%, 05/15/38	3,000	3,138,491
University of California (RB) Series BN
5.000%, 05/15/41	2,510	2,637,014
University of California (RB) Series BS
5.000%, 05/15/29	750	823,075
University of California (RB) Series BV
5.000%, 05/15/42	1,390	1,452,881
University of California (RB) Series BZ
5.000%, 05/15/40	5,000	5,358,496
University of California (RB) Series CA
5.000%, 05/15/40	1,000	1,071,699

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	500	$500,000
4.000%, 08/01/32	3,000	3,000,571
Vista Joint Powers Financing Authority (RB) Series A
5.000%, 05/01/37	750	832,195
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	100,117
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/27	770	811,908
5.000%, 08/01/30	2,820	2,853,397
West Contra Costa Unified School District (GO) (BAM) Series A
5.000%, 08/01/44	500	513,066
West Contra Costa Unified School District (GO) (BAM) Series B
5.000%, 08/01/44	365	373,770
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	$520,000
5.000%, 08/01/26	545	557,523
5.000%, 08/01/27	575	603,065
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	149,715
Windsor Unified School District (GO)
4.000%, 08/01/26	105	106,571
TOTAL MUNICIPAL BONDS (Cost $431,293,201)		424,808,695

	Shares
INVESTMENT COMPANIES — (0.0%)
BlackRock Liquidity Funds MuniCash (Cost $176,176)	176,158	176,176
TOTAL INVESTMENTS — (100.0%)
(Cost $431,469,377)^^		$424,984,871
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$424,808,695	—	$424,808,695
Investment Companies	$176,176	—	—	176,176
Total Investments in Securities	$176,176	$424,808,695	—	$424,984,871

DFA NY Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.7%)
NEW YORK — (99.7%)
Amherst Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/06/25	1,070	$1,070,198
4.000%, 08/05/26	500	507,088
Averill Park Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	1,000	1,011,036
Bath Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	750	757,088
Bay Shore Union Free School District (GO) (ST AID WITHHLDG) Series A
4.000%, 07/10/26	1,000	1,012,392
Buffalo Sewer Authority (RB) Series A
5.000%, 06/15/29	115	126,692
5.000%, 06/15/30	120	134,457
Cambridge Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/24/26	1,000	1,010,453
City of Auburn (GO)
4.000%, 08/13/26	1,250	1,266,360
City of Batavia (GO)
4.000%, 04/22/26	1,000	1,009,672
City of Lackawanna (GO)
4.000%, 05/01/26	750	756,794
City of New York (GO) Series A
5.000%, 08/01/25	1,090	1,090,000
5.000%, 08/01/27	2,300	2,303,965
City of New York (GO) Series A-1
5.000%, 08/01/27	2,555	2,685,683
4.000%, 08/01/32	2,145	2,151,223
4.000%, 08/01/36	750	733,060
5.000%, 08/01/38	500	504,465
City of New York (GO) Series A-5
2.750%, 08/01/44	290	290,000
City of New York (GO) Series B-1
5.000%, 10/01/26	2,000	2,059,822
5.000%, 12/01/31	2,500	2,565,153
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series B-5
2.800%, 10/01/46	570	$570,000
City of New York (GO) Series C
5.000%, 08/01/25	2,025	2,025,000
5.000%, 08/01/27	930	977,567
City of New York (GO) Series E
5.000%, 08/01/26	1,315	1,348,723
5.000%, 08/01/27	1,155	1,182,344
5.000%, 08/01/32	1,025	1,044,036
City of New York (GO) Series F-1
5.000%, 08/01/25	540	540,000
5.000%, 08/01/26	1,570	1,610,262
City of New York (GO) Series F-5
2.800%, 06/01/44	135	135,000
City of North Tonawanda (GO)
4.375%, 05/15/26	400	404,617
City of Oneida (GO)
4.000%, 03/27/26	1,000	1,008,582
City of Rochester (GO) Series I
4.000%, 02/26/26	1,250	1,259,418
City of Rochester (GO) Series II
4.000%, 07/30/26	2,400	2,434,397
City of Yonkers (GO) (AG ST AID WITHHLDG) Series B
5.000%, 02/15/26	280	283,857
Connetquot Central School District of Islip (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	1,000	1,012,436
Corning City School District (GO) Series A
4.000%, 06/18/26	1,000	1,013,049
County of Erie (GO) Series A
5.000%, 09/15/25	205	205,599
5.000%, 09/15/26	350	360,543
County of Nassau (GO) Series C
5.000%, 10/01/32	515	535,872

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Dutchess County Local Development Corp. (RB) Series B
4.000%, 07/01/34	20	$19,952
East Greenbush Central School District (GO) (ST AID WITHHLDG)
3.500%, 12/11/25	895	897,548
Empire State Development Corp. (RB) Series A
5.000%, 03/15/30	3,125	3,157,279
5.000%, 03/15/32	930	941,929
5.000%, 03/15/34	1,020	1,031,819
4.000%, 03/15/37	3,010	2,947,711
5.000%, 03/15/38	1,500	1,502,861
Harrison Central School District (GO) (ST AID WITHHLDG)
3.750%, 07/24/26	5,000	5,049,286
Heuvelton Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	1,000	1,010,517
Holland Patent Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 07/15/26	1,000	1,010,788
Holley Central School District (GO) (ST AID WITHHLDG) Series A
3.750%, 06/23/26	1,000	1,009,818
Honeoye Falls-Lima Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/26	1,000	1,010,592
Kendall Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/19/26	1,000	1,013,049
Kingston City School District (GO) (ST AID WITHHLDG)
4.000%, 06/30/26	875	885,274
Long Island Power Authority (RB) Series B
5.000%, 09/01/32	845	864,520
Madison County Capital Resource Corp. (RB)
5.000%, 07/01/26	175	179,134
5.000%, 07/01/27	175	183,571
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/34	985	$986,122
Metropolitan Transportation Authority (RB) Series D-2A
2.750%, 11/01/32	5,350	5,350,000
Metropolitan Transportation Authority Dedicated Tax Fund (RB) Series B
5.000%, 11/15/39	2,500	2,520,608
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/25	300	301,448
5.000%, 07/01/26	1,185	1,186,699
New Hartford Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	1,000	1,011,236
New York City Industrial Development Agency (RB) (AG) Series A
5.000%, 01/01/27	1,000	1,031,149
5.000%, 03/01/28	520	549,448
New York Convention Center Development Corp. (RB)
5.000%, 11/15/25	115	115,634
New York State Dormitory Authority (RB)
5.000%, 07/01/27	105	109,539
New York State Dormitory Authority (RB) Series 2015B-C
5.000%, 03/15/41	2,000	2,002,349
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/26	2,660	2,702,889
5.000%, 05/01/27	620	644,437
5.000%, 03/15/30	1,450	1,486,815
5.000%, 07/01/30	2,825	2,883,127
5.000%, 02/15/31	1,250	1,292,052
5.000%, 07/01/31	1,105	1,126,626
5.000%, 03/15/32	2,500	2,642,513
5.000%, 02/15/33	750	764,231
5.000%, 03/15/33	890	908,029
5.000%, 03/15/35	1,360	1,381,974
5.000%, 03/15/36	2,000	2,034,083
5.000%, 02/15/37	600	606,779
5.000%, 07/01/40	575	584,200
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/31	1,000	1,044,538
5.000%, 10/01/31	345	350,472

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
5.000%, 02/15/32	3,000	$3,122,701
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/38	600	614,210
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/26	70	70,965
5.000%, 02/15/30	2,870	2,938,685
New York State Dormitory Authority (RB) Series E
¤ 4.000%, 03/15/27 (Pre-refunded @ $100, 9/15/25)	3,735	3,741,829
5.000%, 03/15/35	2,070	2,073,613
5.000%, 03/15/36	2,700	2,704,244
New York State Thruway Authority (RB) Series A
5.000%, 03/15/27	530	551,932
North Syracuse Central School District (GO) (ST AID WITHHLDG)
4.250%, 08/01/25	1,000	1,000,000
Port Authority of New York & New Jersey (RB) Series 194
5.000%, 10/15/35	2,010	2,015,151
Port Authority of New York & New Jersey (RB) Series 212TH
4.000%, 09/01/39	900	856,910
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	385	386,903
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/25	1,540	1,552,683
Port Authority of New York & New Jersey (RB) Series 248
5.000%, 01/15/27	1,250	1,296,388
Ravena Coeymans Selkirk Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/07/26	1,000	1,013,151
Roosevelt Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/01/26	850	870,234
5.000%, 07/01/27	800	839,029
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Scotia-Glenville Central School District (GO) (ST AID WITHHLDG)
4.000%, 07/31/26	1,000	$1,013,015
South Orangetown Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/05/26	1,000	1,013,286
Southampton Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/26	1,250	1,263,978
State of New York (GO) Series A
5.000%, 03/15/27	2,000	2,086,997
Suffolk County Water Authority (RB)
4.000%, 06/01/31	2,210	2,211,918
Town of Amherst (GO)
4.000%, 10/30/25	2,500	2,507,636
Town of Batavia (GO)
4.000%, 03/03/26	1,000	1,007,386
Town of East Hampton (GO) Series A
4.000%, 08/15/25	885	885,448
Town of Hempstead (GO) (AG)
4.000%, 04/01/28	2,000	2,000,500
Town of Islip (GO)
4.000%, 10/15/29	725	727,358
Town of Monroe (GO)
4.000%, 08/01/25	1,020	1,020,000
Town of North Hempstead (GO) Series A
4.000%, 03/20/26	5,630	5,677,555
Town of North Hempstead (GO) Series B
4.000%, 09/19/25	615	616,149
Town of Oyster Bay (GO)
4.000%, 08/21/25	1,560	1,561,119
Town of Salina (GO) Series A
4.000%, 06/05/26	2,000	2,021,636
Town of Southampton (GO)
3.750%, 03/06/26	740	744,646
Town of Webster (GO) Series A
4.000%, 08/26/25	1,050	1,050,882
Triborough Bridge & Tunnel Authority (RB) Series 2008-B-3
5.000%, 11/15/37	1,835	1,841,988
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/25	1,425	1,435,470

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/28	2,730	$2,938,431
5.000%, 11/15/29	1,190	1,240,959
5.000%, 11/15/30	300	312,136
5.000%, 11/15/38	175	178,234
Triborough Bridge & Tunnel Authority (RB) Series C-1
5.000%, 11/15/25	1,465	1,475,764
Tupper Lake Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	1,000	1,010,700
Village of Pelham (GO)
4.000%, 02/13/26	2,000	2,010,961
Wappingers Central School District (GO) (ST AID WITHHLDG)
3.500%, 08/07/26	1,000	1,008,218
TOTAL MUNICIPAL BONDS (Cost $165,724,311)		165,840,546

	Shares	Value†
INVESTMENT COMPANIES — (0.3%)
BlackRock Liquidity Funds MuniCash (Cost $484,031)	483,983	$484,031
TOTAL INVESTMENTS — (100.0%)
(Cost $166,208,342)^^		$166,324,577
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$165,840,546	—	$165,840,546
Investment Companies	$484,031	—	—	484,031
Total Investments in Securities	$484,031	$165,840,546	—	$166,324,577

Dimensional Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
DOMESTIC EQUITIES — (14.3%)
U.S. Large Company Portfolio	110,636	$4,655,565
U.S. Core Equity 1 Portfolio	100,999	4,655,015
TOTAL DOMESTIC EQUITIES		9,310,580
INTERNATIONAL EQUITIES — (5.6%)
Large Cap International Portfolio	52,906	1,646,982
Emerging Markets Core Equity 2 Portfolio	42,391	1,127,592
International Core Equity 2 Portfolio	45,217	824,753
TOTAL INTERNATIONAL EQUITIES		3,599,327
FIXED INCOME (DOMESTIC) — (79.8%)
DFA Inflation-Protected Securities Portfolio	2,792,551	31,081,089
DFA One-Year Fixed Income Portfolio	2,027,135	20,757,868
TOTAL FIXED INCOME (DOMESTIC)		51,838,957
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $57,840,433)		$64,748,864
TEMPORARY CASH INVESTMENTS — (0.3%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.250% (Cost $217,843)	217,843	217,843
TOTAL INVESTMENTS — (100.0%) (Cost $58,058,276)^^		$64,966,707
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$64,748,864	—	—	$64,748,864
Temporary Cash Investments	217,843	—	—	217,843
Total Investments in Securities	$64,966,707	—	—	$64,966,707

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2025, the Fund consisted of one hundred and three operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2070 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity 2 Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity 2 Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Targeted Value Portfolio and Dimensional World

ex U.S. Sustainability Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2025, the DFA Commodity Strategy Portfolio held $233,287,074 in the Subsidiary, representing 22.33% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2025, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$229,418
U.S. Large Cap Value Portfolio	15,880,654
U.S. Targeted Value Portfolio	11,135,624
U.S. Small Cap Value Portfolio	13,503,862
U.S. Core Equity 1 Portfolio	12,013,144
U.S. Core Equity 2 Portfolio	13,526,250
U.S. Vector Equity Portfolio	3,287,034
U.S. Small Cap Portfolio	11,991,209
U.S. Micro Cap Portfolio	5,032,497
DFA Real Estate Securities Portfolio	4,410,198
Large Cap International Portfolio	3,994,158
International Core Equity 2 Portfolio	23,608,841
International Small Company Portfolio	10,167,097
Global Small Company Portfolio	81,073
Japanese Small Company Portfolio	163,571
Asia Pacific Small Company Portfolio	151,468
United Kingdom Small Company Portfolio	19,769
Continental Small Company Portfolio	5,145
DFA International Real Estate Securities Portfolio	3,413,496
DFA Global Real Estate Securities Portfolio	6,535,454
DFA International Small Cap Value Portfolio	8,904,282
International Vector Equity Portfolio	2,536,833
World ex U.S. Value Portfolio	248,913
World ex U.S. Targeted Value Portfolio	565,690
World ex U.S. Core Equity Portfolio	2,983,137
Selectively Hedged Global Equity Portfolio	151,383
Emerging Markets Portfolio	2,688,937
Emerging Markets Small Cap Portfolio	2,389,907
Emerging Markets Value Portfolio	9,041,985
Emerging Markets Core Equity 2 Portfolio	19,816,098
U.S. Large Cap Equity Portfolio	1,117,206

Federal Tax Cost
DFA Commodity Strategy Portfolio	$2,806,684
DFA One-Year Fixed Income Portfolio	4,509,616
DFA Two-Year Global Fixed Income Portfolio	4,472,059
DFA Selectively Hedged Global Fixed Income Portfolio	993,051
DFA Short-Term Government Portfolio	1,880,180
DFA Five-Year Global Fixed Income Portfolio	9,111,182
DFA World ex U.S. Government Fixed Income Portfolio	1,037,607
DFA Intermediate Government Fixed Income Portfolio	6,095,966
DFA Short-Term Extended Quality Portfolio	5,610,078
DFA Intermediate-Term Extended Quality Portfolio	1,770,162
DFA Targeted Credit Portfolio	845,640
DFA Investment Grade Portfolio	12,859,802
DFA Inflation-Protected Securities Portfolio	5,442,060
DFA Short-Term Municipal Bond Portfolio	1,473,328
DFA Intermediate-Term Municipal Bond Portfolio	1,342,161
DFA Selective State Municipal Bond Portfolio	526,021
DFA Short-Term Selective State Municipal Bond Portfolio	200,088
DFA California Short-Term Municipal Bond Portfolio	814,857
DFA California Intermediate-Term Municipal Bond Portfolio	431,419
DFA NY Municipal Bond Portfolio	166,209
Dimensional Retirement Income Fund	60,682
Dimensional 2045 Target Date Retirement Income Fund	153,858
Dimensional 2050 Target Date Retirement Income Fund	130,746
Dimensional 2055 Target Date Retirement Income Fund	95,536
Dimensional 2060 Target Date Retirement Income Fund	79,028
Dimensional 2065 Target Date Retirement Income Fund	33,259
Dimensional 2070 Target Date Retirement Income Fund	18
Dimensional 2015 Target Date Retirement Income Fund	21,026
Dimensional 2020 Target Date Retirement Income Fund	62,016
Dimensional 2025 Target Date Retirement Income Fund	119,986
Dimensional 2030 Target Date Retirement Income Fund	162,660
Dimensional 2035 Target Date Retirement Income Fund	169,806
Dimensional 2040 Target Date Retirement Income Fund	154,904
DFA Short-Duration Real Return Portfolio	1,982,598
DFA Municipal Real Return Portfolio	1,724,835
DFA Municipal Bond Portfolio	469,560
World Core Equity Portfolio	598,295
DFA LTIP Portfolio	579,954
U.S. Social Core Equity 2 Portfolio	917,797
U.S. Sustainability Core 1 Portfolio	4,347,146
U.S. Sustainability Targeted Value Portfolio	429,014
International Sustainability Core 1 Portfolio	2,777,115
International Social Core Equity Portfolio	1,216,000
Global Social Core Equity Portfolio	54,102
Emerging Markets Social Core Equity Portfolio	1,180,061
Dimensional VA U.S. Targeted Value Portfolio	633,723
Dimensional VA U.S. Large Value Portfolio	440,743
Dimensional VA International Value Portfolio	484,750

Federal Tax Cost
Dimensional VA International Small Portfolio	$328,422
Dimensional VA Short-Term Fixed Portfolio	416,669
Dimensional VA Global Bond Portfolio	327,373
Dimensional VIT Inflation-Protected Securities Portfolio	227,070
Dimensional VA Global Moderate Allocation Portfolio	170,741
U.S. Large Cap Growth Portfolio	2,083,329
U.S. Small Cap Growth Portfolio	1,294,878
International Large Cap Growth Portfolio	767,256
International Small Cap Growth Portfolio	223,383
DFA Social Fixed Income Portfolio	687,766
DFA Diversified Fixed Income Portfolio	1,800,056
U.S. High Relative Profitability Portfolio	3,436,384
International High Relative Profitability Portfolio	1,242,227
Dimensional VA Equity Allocation Portfolio	173,295
DFA MN Municipal Bond Portfolio	27,973
DFA California Municipal Real Return Portfolio	352,135
DFA Global Core Plus Fixed Income Portfolio	2,754,641
Emerging Markets Sustainability Core 1 Portfolio	855,587
Emerging Markets Targeted Value Portfolio	217,696
DFA Global Sustainability Fixed Income Portfolio	702,079
DFA Oregon Municipal Bond Portfolio	90,851
DFA Global Core Plus Real Return Portfolio	269,357
Emerging Markets ex China Core Equity Portfolio	923,132
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	93,795
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any,  against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.